As filed with the Securities and Exchange Commission on September 1, 2017

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Semi-Annual Report

June 30, 2017

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Partners Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the semi-annual report of the Transamerica Asset Allocation Variable Funds and the semi-annual reports of the Transamerica Partners Portfolios, Transamerica Funds and the Calvert VP SRI Balanced Portfolio, the underlying portfolios in which the Transamerica Partners Variable Funds invest.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds, Transamerica Partners Portfolios and Transamerica Funds is included in the applicable Statements of Additional Information which are available without charge, upon request: (i) by calling 1-800-755-5801; (ii) on the Subaccounts’ website at www.transamericapartners.com; or (iii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds, the Transamerica Partners Portfolios and the Transamerica Funds are each required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2017, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolios

Transamerica Asset Allocation Variable Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Subaccounts’ Form N-Q is available on the SEC’s website at www.sec.gov. The Subaccounts’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5801. Form N-Q for the corresponding Transamerica Partners Portfolios and Transamerica Funds are also available without charge on the SEC website, at the SEC’s Public Reference Room, or by calling 1-800-755-5801.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

June 30, 2017

To Contract Holders with Interests in

the Transamerica Partners Variable Funds:

We are pleased to present the most recent semi-annual reports for the Transamerica Partners Portfolios, the Transamerica Funds and for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending these semi-annual reports to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in one or more of the subaccounts of Transamerica Partners Variable Funds. Each subaccount available within the Transamerica Partners Variable Funds, other than the Calvert Subaccount, invests its assets in a corresponding mutual fund that is a series of Transamerica Partners Portfolios or a series of Transamerica Funds. The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions, LLC (formerly, Transamerica Retirement Solutions Corporation), at (800) 755-5801 if you have any questions regarding these reports.

Dear Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of your Subaccount(s). The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all Contract Holders, and we believe it to be an important part of the investment process. This report provides detailed information about your Subaccount(s) for the six-month period ending June 30, 2017.

We believe it is important to understand market conditions during the period to provide a context for reading this report. While much attention has been focused on Washington, D.C., we would suggest that equity market returns through the first half of the year have been driven more by strong corporate earnings growth. While earnings growth had been elusive over the past two years, the S&P 500® saw reported earnings increase by over 16% in the first quarter, the highest reading since the third quarter of 2011.

Interest rates stabilized somewhat in the first half of the year after spiking during the final months of 2016 in the aftermath of the Presidential election. While the U.S. Federal Reserve (“Fed”) did raise interest rates three times between December 2016 and June 2017, longer term yields still ticked lower, as seen in the 10-year Treasury yield which closed out the second quarter at 2.31%—below its beginning of the year level—as expectations of economic legislation by year end waned. However, credit markets remained fairly optimistic as high yield and emerging market bonds experienced tightening credit spreads.

On the economic front, job growth remained steady and inflation ticked higher. These continued improvements were among the reasons the Fed maintained the confidence to increase the federal funds rate twice in the first half of the year. However, toward the end of the second quarter inflation rates did slow to below the Fed’s target of 2%.

International markets were broadly positive in the first half, led by many emerging markets and improving economic trends in both Europe and Japan. Broad measures of economic growth, such as monthly Purchasing Managers Index reports, had been showing strong improvement since the middle of last year. With both European Central Bank and Bank of Japan monetary policy remaining accommodative, developed international markets performed well.

For the six-month period ending June 30, 2017, the S&P 500® returned 9.34% while the MSCI EAFE Index, representing international developed market equities, gained 14.23%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Partners Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Partners Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Partners Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Partners Funds.

Understanding Your Subaccounts’ Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Partners Variable Funds (“TPVF”), a unit investment trust. Subaccount contract holders bear the cost of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2017, and held for the entire period until June 30, 2017.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Short Horizon Subaccount	$1,000.00	$1,023.90	$1.00	$1,023.80	$1.00	0.20%
Transamerica Asset Allocation - Intermediate Horizon Subaccount	1,000.00	1,048.60	1.02	1,023.80	1.00	0.20
Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount	1,000.00	1,059.80	1.02	1,023.80	1.00	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Subaccounts’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Subaccounts invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

Schedules of Investments Composition

At June 30, 2017

(unaudited)

Transamerica Asset Allocation - Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	88.9%
U.S. Equity Funds	8.7
International Equity Fund	2.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.9%
U.S. Equity Funds	40.7
International Equity Fund	12.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.1%
U.S. Fixed Income Funds	27.6
International Equity Fund	17.0
Money Market Fund	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.2%
Transamerica Partners Variable International Equity (A) (B)	5,408	$ 126,280

Money Market Fund - 0.2%
Transamerica Partners Variable Government Money Market (A) (B)	514	10,835

U.S. Equity Funds - 8.7%
Transamerica Partners Variable Large Growth (A) (B)	1,817	190,721
Transamerica Partners Variable Large Value (A) (B)	2,144	185,726
Transamerica Partners Variable Small Core (A) (B)	1,942	119,935

		496,382

U.S. Fixed Income Funds - 88.9%
Transamerica Partners Variable Core Bond (A) (B)	57,020	2,667,704

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Partners Variable High Quality Bond (A) (B)	51,807	$ 919,714
Transamerica Partners Variable High Yield Bond (A) (B)	17,780	612,889
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	33,233	893,917

		5,094,224

Total Investment Companies (Cost $5,272,857)		5,727,721

Total Investments (Cost $5,272,857) (C)		5,727,721
Net Other Assets (Liabilities) - (0.0)% (D)		(951)

Net Assets - 100.0%		$ 5,726,770

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,727,721	$—	$—	$5,727,721

Total Investments	$5,727,721	$—	$—	$5,727,721

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $5,272,857. Aggregate gross unrealized appreciation and depreciation for all securities is $469,920 and $15,056, respectively. Net unrealized appreciation for tax purposes is $454,864.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.2%
Transamerica Partners Variable International Equity (A) (B)	94,088	$ 2,197,061

Money Market Fund - 0.2%
Transamerica Partners Variable Government Money Market (A) (B)	1,700	35,863

U.S. Equity Funds - 40.7%
Transamerica Partners Variable Large Growth (A) (B)	27,090	2,844,084
Transamerica Partners Variable Large Value (A) (B)	31,219	2,704,374
Transamerica Partners Variable Small Core (A) (B)	28,193	1,740,984

		7,289,442

U.S. Fixed Income Funds - 46.9%
Transamerica Partners Variable Core Bond (A) (B)	85,302	3,990,852

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Partners Variable High Quality Bond (A) (B)	74,457	$ 1,321,820
Transamerica Partners Variable High Yield Bond (A) (B)	31,923	1,100,397
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	74,187	1,995,509

		8,408,578

Total Investment Companies (Cost $13,348,226)		17,930,944

Total Investments (Cost $13,348,226) (C)		17,930,944
Net Other Assets (Liabilities) - (0.0)% (D)		(2,950)

Net Assets - 100.0%		$ 17,927,994

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,930,944	$—	$—	$17,930,944

Total Investments	$17,930,944	$—	$—	$17,930,944

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $13,348,226. Aggregate gross unrealized appreciation and depreciation for all securities is $4,586,936 and $4,218, respectively. Net unrealized appreciation for tax purposes is $4,582,718.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 17.0%
Transamerica Partners Variable International Equity (A) (B)	214,080	$ 4,999,017

Money Market Fund - 0.3%
Transamerica Partners Variable Government Money Market (A) (B)	4,231	89,236

U.S. Equity Funds - 55.1%
Transamerica Partners Variable Large Growth (A) (B)	60,264	6,326,996
Transamerica Partners Variable Large Value (A) (B)	69,631	6,031,845
Transamerica Partners Variable Small Core (A) (B)	63,070	3,894,727

		16,253,568

U.S. Fixed Income Funds - 27.6%
Transamerica Partners Variable Core Bond (A) (B)	88,271	4,129,770

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Partners Variable High Quality Bond (A) (B)	31,006	$ 550,438
Transamerica Partners Variable High Yield Bond (A) (B)	32,671	1,126,179
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	86,893	2,337,284

		8,143,671

Total Investment Companies (Cost $19,413,610)		29,485,492

Total Investments (Cost $19,413,610) (C)		29,485,492
Net Other Assets (Liabilities) - (0.0)% (D)		(4,905)

Net Assets - 100.0%		$ 29,480,587

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$29,485,492	$—	$—	$29,485,492

Total Investments	$29,485,492	$—	$—	$29,485,492

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $19,413,610. Aggregate gross unrealized appreciation for all securities is $10,071,882.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2017

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/ Long Horizon
Assets:
Affiliated investments, at value (A)	$5,727,721	$17,930,944	$29,485,492
Receivables and other assets:
Units sold	1,316	8,320	41,310
Affiliated investments sold	—	23,883	—
Total assets	5,729,037	17,963,147	29,526,802

Liabilities:
Payables and other liabilities:
Units redeemed	381	372	4,660
Affiliated investments purchased	934	31,832	36,650
Investment advisory fees	952	2,949	4,905
Total liabilities	2,267	35,153	46,215
Net assets	$5,726,770	$17,927,994	$29,480,587

Net assets consist of:
Costs of accumulation units	$436,736	$2,944,959	$10,218,406
Undistributed (distributions in excess of) net investment income (loss)	(300,292)	(840,372)	(1,192,884)
Accumulated net realized gain (loss)	5,135,462	11,240,689	10,383,183
Net unrealized appreciation (depreciation) on:
Affiliated investments	454,864	4,582,718	10,071,882
Net assets	$5,726,770	$17,927,994	$29,480,587
Accumulation units	259,447	704,217	1,091,652
Unit value	$22.07	$25.46	$27.01

(A) Affiliated investments, at cost	$5,272,857	$13,348,226	$19,413,610

STATEMENTS OF OPERATIONS

For the period ended June 30, 2017

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/ Long Horizon
Expenses:
Investment advisory fees	$5,750	$17,454	$29,000
Net investment income (loss)	(5,750)	(17,454)	(29,000)

Net realized gain (loss) on:
Affiliated investments	94,811	361,192	338,171

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	48,268	487,546	1,379,292
Net realized and change in unrealized gain (loss)	143,079	848,738	1,717,463
Net increase (decrease) in net assets resulting from operations	$137,329	$831,284	$1,688,463

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	June 30, 2017 (unaudited)	December 31, 2016	June 30, 2017 (unaudited)	December 31, 2016	June 30, 2017 (unaudited)	December 31, 2016
From operations:
Net investment income (loss)	$(5,750)	$(12,316)	$(17,454)	$(34,666)	$(29,000)	$(56,217)
Net realized gain (loss)	94,811	286,548	361,192	921,204	338,171	812,273
Net change in unrealized appreciation (depreciation)	48,268	(50,678)	487,546	(61,772)	1,379,292	788,204
Net increase (decrease) in net assets resulting from operations	137,329	223,554	831,284	824,766	1,688,463	1,544,260

Unit transactions:
Units sold	432,406	659,188	697,023	1,354,796	1,208,686	2,866,062
Units redeemed	(597,363)	(1,513,634)	(850,398)	(3,125,071)	(1,641,988)	(5,177,857)
Net increase (decrease) in net assets resulting from unit transactions	(164,957)	(854,446)	(153,375)	(1,770,275)	(433,302)	(2,311,795)
Net increase (decrease) in net assets	(27,628)	(630,892)	677,909	(945,509)	1,255,161	(767,535)

Net assets:
Beginning of period/year	5,754,398	6,385,290	17,250,085	18,195,594	28,225,426	28,992,961
End of period/year	$5,726,770	$5,754,398	$17,927,994	$17,250,085	$29,480,587	$28,225,426
Undistributed (distributions in excess of) net investment income (loss)	$(300,292)	$(294,542)	$(840,372)	$(822,918)	$(1,192,884)	$(1,163,884)

Unit transactions - shares:
Units sold	19,734	30,758	27,806	57,889	45,683	117,631
Units redeemed	(27,208)	(70,633)	(34,090)	(134,375)	(61,703)	(211,482)
Net increase (decrease)	(7,474)	(39,875)	(6,284)	(76,486)	(16,020)	(93,851)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS

For a unit outstanding during the period and years indicated:	Short Horizon
	June 30, 2017 (unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Unit value, beginning of period/year	$21.56		$20.81	$21.16	$20.52	$20.37	$18.99
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.53		0.79	(0.31)	0.68	0.19	1.42
Total investment operations	0.51		0.75	(0.35)	0.64	0.15	1.38
Unit value, end of period/year	$22.07		$21.56	$20.81	$21.16	$20.52	$20.37
Total return (B)	2.39	%(C)	3.58%	(1.66)%	3.13%	0.73%	7.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,727		$5,754	$6,385	$7,068	$6,832	$8,227
Expenses to average net assets (D)	0.20	%(E)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(E)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (F)	20	%(C)	33%	51%	36%	63%	51%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Subaccount invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

For a unit outstanding during the period and years indicated:	Intermediate Horizon
	June 30, 2017 (unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Unit value, beginning of period/year	$24.28		$23.12	$23.47	$22.73	$20.10	$18.17
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.05)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.20		1.21	(0.30)	0.79	2.67	1.97
Total investment operations	1.18		1.16	(0.35)	0.74	2.63	1.93
Unit value, end of period/year	$25.46		$24.28	$23.12	$23.47	$22.73	$20.10
Total return (B)	4.86	%(C)	5.01%	(1.48)%	3.24%	13.07%	10.67%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,928		$17,250	$18,196	$19,435	$20,774	$19,718
Expenses to average net assets (D)	0.20	%(E)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(E)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (F)	11	%(C)	26%	23%	29%	54%	37%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Subaccount invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a unit outstanding during the period and years indicated:	Intermediate/Long Horizon
	June 30, 2017 (unaudited)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Unit value, beginning of period/year	$25.48		$24.13	$24.47	$23.70	$19.93	$17.70
Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.05)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.56		1.40	(0.29)	0.82	3.81	2.27
Total investment operations	1.53		1.35	(0.34)	0.77	3.77	2.23
Unit value, end of period/year	$27.01		$25.48	$24.13	$24.47	$23.70	$19.93
Total return (B)	5.98	%(C)	5.60%	(1.40)%	3.28%	18.93%	12.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,481		$28,225	$28,993	$30,627	$30,602	$27,794
Expenses to average net assets (D)	0.20	%(E)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(E)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (F)	9	%(C)	21%	16%	17%	32%	30%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Subaccount invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At June 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest substantially all of their investable assets in the Transamerica Partners Portfolios or in the Transamerica Funds (each a “Portfolio” and collectively, the “Portfolios”).

Subaccount
Transamerica Asset Allocation-Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation-Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation-Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts. TAM provides continuous and regular investment management services to the Subaccounts.

For each of the Portfolios, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Portfolios. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the corresponding TPVF unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the ratios to Average Net Assets (“ANA”) shown within the Financial Highlights.

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TPVF is valued at the unit value per share of each Subaccount at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments, at June 30, 2017, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TPVF subaccounts and the TPVF subaccounts invest all of their investable assets in the Portfolios. The summary of the inputs used for valuing each Portfolio’s assets carried at fair value is discussed in the Security Valuation section of the Portfolios’ Notes to Financial Statements, which are attached to this report. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the NAV of the underlying subaccounts. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

4. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Subaccounts’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM is also investment adviser of TPVF. The unit values of TPVF will reflect the fees and other expenses paid by TPVF to TAM and its affiliates. TAM directly pays all other ordinary expenses, which include fees related to audit, custody, legal, printing, trustees, and registration.

All Subaccount holdings in investment companies are considered affiliated. Realized and unrealized gains (losses) are broken out within the Statements of Operations.

Investment advisory fees: TAM provides general investment advice to each Subaccount pursuant to the investment advisory agreement. For its services, each Subaccount pays management fees accrued daily and payable monthly, at an annual rate equal to 0.20% of each Subaccount’s daily ANA.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain managing board members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Portfolios, for which they receive fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2017.

5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2017, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$1,132,787	$1,303,518
Intermediate Horizon	1,906,190	2,077,000
Intermediate/Long Horizon	2,733,217	3,195,417

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

6. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

7. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Managing Board of Transamerica Asset Allocation Variable Funds (the “Trustees” or the “Board”) held on June 7-8, 2017, the Board approved the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Asset Allocation Variable Funds, on behalf of Transamerica Asset Allocation – Intermediate Horizon Subaccount, Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount, and Transamerica Asset Allocation – Short Horizon Subaccount (each a “Fund” and collectively the “Funds”).

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement were reasonable and that the renewal of each of the Investment Advisory Agreements was in the best interests of the applicable Fund and the contract holders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the renewal of each Investment Advisory Agreement through June 30, 2018.

Prior to reaching their decision, the Board Members requested and received from TAM certain information. The Board Members also considered information and materials provided throughout the course of the year in connection with their oversight of the Funds, and knowledge gained over time through meeting with TAM. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Board Members also considered information they had previously received from TAM as part of their regular oversight of each Fund. Among other materials, the Trustees considered comparative fee, expense, and performance information prepared by TAM based on information provided by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Board Members also sought to identify Funds for which the performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Board Members met privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Board Members; and the professional qualifications and compensation program of TAM’s portfolio management team.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds, based on Broadridge information, for various trailing periods ended December 31, 2016. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

When considering each Fund’s performance, the Board Members considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate different performance results. The Board Members also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Investment Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

investment companies, based on Broadridge information. On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fees to be received by TAM under the Investment Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management, administration and other services to each Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund. The Trustees recognized the competitiveness of the investment advisory industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds had been reviewed previously by an independent consultant. The Board Members considered that TAM had not made material changes to this methodology, which had been applied consistently for each Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board recognized that, as a Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered each Fund’s investment advisory fee schedule and the extent to which TAM shared economies of scale, if any, with the Funds through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board Members concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Funds

The Board considered other benefits derived by TAM and its affiliates from their relationships with the Funds. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Funds.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the renewal of each Investment Advisory Agreement was in the best interests of the applicable Fund and the contract holders and voted to approve the renewal of each Investment Advisory Agreement.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2017

Appendix A

Transamerica Partners Portfolios

Schedules of Investments Composition

At June 30, 2017

(unaudited)

Transamerica Partners Government Money Market Portfolio

Portfolio Characteristics	Years
Average Maturity §	0.26
Duration †	0.08

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	47.4%
Short-Term U.S. Government Agency Obligations	26.0
U.S. Government Agency Obligations	22.4
Short-Term U.S. Government Obligations	4.2
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Transamerica Partners Balanced Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	59.7%
Corporate Debt Securities	16.0
U.S. Government Obligations	8.7
U.S. Government Agency Obligations	6.5
Commercial Paper	4.4
Mortgage-Backed Securities	4.4
Asset-Backed Securities	2.9
Short-Term U.S. Government Obligations	1.1
Securities Lending Collateral	0.9
Repurchase Agreement	0.5
Foreign Government Obligations	0.5
Municipal Government Obligations	0.3
Preferred Stocks	0.2
Net Other Assets (Liabilities) ^	(6.1)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.4%
Federal Agricultural Mortgage Corp. 0.98% (A), 04/03/2018	$ 13,500,000	$ 13,500,000
Federal Farm Credit Banks 0.92% (A), 04/03/2019	12,200,000	12,198,332
1.03% (A), 09/28/2018	13,500,000	13,501,585
1.18% (A), 08/01/2017	2,740,000	2,740,024
1.25% (A), 11/13/2017	12,100,000	12,100,232
Federal Home Loan Banks 0.96% (A), 01/18/2019	12,700,000	12,704,665
1.04% (A), 06/01/2018	13,500,000	13,500,000
1.07% (A), 10/19/2018	22,000,000	22,000,000
1.13% (A), 10/04/2017	24,000,000	24,001,005
1.17% (A), 08/25/2017	9,600,000	9,600,634
1.21% (A), 12/18/2017	7,500,000	7,504,943
1.30% (A), 10/27/2017	20,500,000	20,500,000
Federal Home Loan Mortgage Corp. 0.90% (A), 08/10/2018, MTN	26,500,000	26,500,000
Federal National Mortgage Association 1.23% (A), 03/21/2018	15,500,000	15,531,168

Total U.S. Government Agency Obligations (Cost $205,882,588)		205,882,588

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.0%
Federal Agricultural Mortgage Corp. 1.11% (A), 06/22/2018	21,000,000	21,000,000
1.24% (A), 08/25/2017	12,500,000	12,500,095
Federal Farm Credit Discount Notes 0.66% (B), 08/07/2017	5,000,000	4,996,660
0.72% (B), 09/08/2017	14,000,000	13,980,948
0.91% (B), 07/06/2017	26,140,000	26,136,732
Federal Home Loan Bank Discount Notes 0.86% (B), 07/14/2017 - 07/19/2017	31,000,000	30,987,544
0.87% (B), 07/26/2017	28,000,000	27,983,317
0.92% (B), 08/04/2017	25,000,000	24,978,703
0.97% (B), 08/23/2017	26,000,000	25,963,598
1.06% (B), 09/22/2017	36,300,000	36,212,542
Federal Home Loan Banks 1.17% (A), 07/12/2017	14,600,000	14,600,000

Total Short-Term U.S. Government Agency Obligations (Cost $239,340,139)		239,340,139

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury Bill 1.08% (B), 12/21/2017	12,300,000	12,237,345
1.13% (B), 12/21/2017	26,000,000	25,861,187

Total Short-Term U.S. Government Obligations (Cost $38,098,532)		38,098,532

REPURCHASE AGREEMENTS - 47.4%
Barclays Capital, Inc. 1.05% (B), dated 06/30/2017, to be repurchased at $84,107,359 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 1.36% - 5.58%, due 10/15/2033 - 03/20/2047, and with a total value of $85,782,000.	84,100,000	84,100,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 1.26% (B), dated 06/09/2017, to be repurchased at $34,069,747 on 08/08/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.61% - 5.50%, due 06/30/2022 - 06/20/2047, and with a total value of $35,190,037. (C)

	$ 34,000,000	$ 34,000,000
Deutsche Bank Securities, Inc. 1.16% (B), dated 06/30/2017, to be repurchased at $9,000,870 on 07/03/2017. Collateralized a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $9,180,071.	9,000,000	9,000,000
Goldman Sachs & Co. 1.03% (B), dated 06/30/2017, to be repurchased at $38,403,296 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.50%, due 09/01/2027 - 07/01/2047, and with a total value of $39,168,001.	38,400,000	38,400,000
ING Financial Markets LLC 1.02% (B), dated 06/30/2017, to be repurchased at $105,308,951 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 0.88% - 1.88%, due 10/26/2017 - 02/19/2019, and with a total value of $107,408,272.	105,300,000	105,300,000
Jefferies LLC 1.25% (B), dated 06/30/2017, to be repurchased at $45,004,688 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 2.75 - 6.15%, due 06/01/2026 - 06/15/2058, and with a total value of $45,900,000.	45,000,000	45,000,000
Nomura Securities International, Inc. 1.13% (B), dated 06/30/2017, to be repurchased at $120,011,300 on 07/03/2017. Collateralized by U.S. Government Agency Obligations, 1.93% - 9.00%, due 07/01/2017 - 10/20/2066, and with a total value of $122,400,000.	120,000,000	120,000,000
State Street Bank & Trust Co. 0.12% (B), dated 06/30/2017, to be repurchased at $395,938 on 07/03/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 04/30/2024, and with a value of $404,217.	395,934	395,934

Total Repurchase Agreements (Cost $436,195,934)		436,195,934

Total Investments (Cost $919,517,193) (D)		919,517,193
Net Other Assets (Liabilities) - 0.0% (E)		12,014

Net Assets - 100.0%		$ 919,529,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$205,882,588	$—	$205,882,588
Short-Term U.S. Government Agency Obligations	—	239,340,139	—	239,340,139
Short-Term U.S. Government Obligations	—	38,098,532	—	38,098,532
Repurchase Agreements	—	436,195,934	—	436,195,934

Total Investments	$—	$919,517,193	$—	$919,517,193

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2017.
(B)	Rates disclosed reflect the yields at June 30, 2017.
(C)	Illiquid security. At June 30, 2017, the value of such securities amounted to $34,000,000 or 3.7% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $919,517,193.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	2,739	$ 542,596
L3 Technologies, Inc.	473	79,029
Northrop Grumman Corp.	1,527	391,996
Textron, Inc.	1,057	49,785
United Technologies Corp.	3,438	419,814

		1,483,220

Air Freight & Logistics - 0.1%
FedEx Corp.	450	97,798

Airlines - 0.5%
Delta Air Lines, Inc.	6,485	348,504
United Continental Holdings, Inc. (A)	5,719	430,355

		778,859

Auto Components - 0.3%
Delphi Automotive PLC, Class A	3,453	302,655
Lear Corp.	661	93,915

		396,570

Automobiles - 0.3%
Ford Motor Co.	17,278	193,341
General Motors Co.	5,810	202,943

		396,284

Banks - 3.6%
Bank of America Corp.	70,247	1,704,192
BB&T Corp.	2,740	124,423
Citigroup, Inc.	22,069	1,475,975
KeyCorp	19,096	357,859
PNC Financial Services Group, Inc.	1,300	162,331
Regions Financial Corp.	4,942	72,351
SVB Financial Group (A)	455	79,984
Wells Fargo & Co.	27,894	1,545,607
Zions Bancorporation	1,588	69,729

		5,592,451

Beverages - 1.9%
Brown-Forman Corp., Class B	2,050	99,630
Coca-Cola Co.	5,612	251,698
Constellation Brands, Inc., Class A	3,095	599,595
Dr Pepper Snapple Group, Inc.	818	74,528
Molson Coors Brewing Co., Class B	6,412	553,612
PepsiCo, Inc.	12,019	1,388,074

		2,967,137

Biotechnology - 1.7%
AbbVie, Inc., Class G	2,090	151,546
Alexion Pharmaceuticals, Inc. (A)	1,975	240,298
Amgen, Inc.	290	49,947
Biogen, Inc. (A)	2,112	573,112
BioMarin Pharmaceutical, Inc. (A)	429	38,962
Celgene Corp. (A)	5,525	717,532
Gilead Sciences, Inc.	8,353	591,225
Vertex Pharmaceuticals, Inc. (A)	2,432	313,412

		2,676,034

Building Products - 0.3%
Allegion PLC	2,999	243,279
Masco Corp.	7,142	272,896

		516,175

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.1%
Ameriprise Financial, Inc.	720	$ 91,649
Bank of New York Mellon Corp.	11,461	584,740
BlackRock, Inc., Class A	165	69,698
Charles Schwab Corp.	17,531	753,132
Goldman Sachs Group, Inc.	386	85,653
Intercontinental Exchange, Inc.	6,518	429,667
Morgan Stanley	18,781	836,881
State Street Corp.	3,918	351,562

		3,202,982

Chemicals - 1.3%
Albemarle Corp.	700	73,878
Celanese Corp., Series A	1,050	99,687
Dow Chemical Co.	4,989	314,656
E.I. du Pont de Nemours & Co.	9,535	769,570
Eastman Chemical Co.	6,117	513,767
Mosaic Co.	9,211	210,287

		1,981,845

Communications Equipment - 0.2%
Cisco Systems, Inc.	10,431	326,490

Construction Materials - 0.0% (B)
Vulcan Materials Co.	510	64,607

Consumer Finance - 0.5%
American Express Co.	2,020	170,165
Capital One Financial Corp.	4,435	366,420
Discover Financial Services	4,861	302,305

		838,890

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	3,235	193,000
WestRock Co.	4,203	238,142

		431,142

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	7,720	1,307,537
Voya Financial, Inc.	1,352	49,875

		1,357,412

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	18,474	697,024
Verizon Communications, Inc.	11,162	498,495

		1,195,519

Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,350	93,784
Duke Energy Corp.	2,590	216,498
Edison International	5,816	454,753
NextEra Energy, Inc.	5,453	764,129
PG&E Corp.	7,497	497,576
Xcel Energy, Inc.	9,736	446,688

		2,473,428

Electrical Equipment - 0.3%
Eaton Corp. PLC	5,892	458,574

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	7,622	599,699

Energy Equipment & Services - 0.3%
Halliburton Co.	3,941	168,320
Schlumberger, Ltd.	4,420	291,013

		459,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	1,999	$ 384,148
Boston Properties, Inc.	1,040	127,941
Brixmor Property Group, Inc.	2,520	45,058
Camden Property Trust	550	47,031
Digital Realty Trust, Inc.	710	80,194
Equinix, Inc.	394	169,089
Extra Space Storage, Inc.	1,800	140,400
Federal Realty Investment Trust	850	107,431
HCP, Inc.	4,480	143,181
Kimco Realty Corp.	3,468	63,638
Omega Healthcare Investors, Inc.	820	27,076
Prologis, Inc., Class A	4,885	286,456
Public Storage	1,576	328,643
Regency Centers Corp.	939	58,819
Vornado Realty Trust, Class A	1,950	183,105

		2,192,210

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	3,523	563,433
Kroger Co.	4,085	95,262
Wal-Mart Stores, Inc.	1,099	83,172
Walgreens Boots Alliance, Inc.	9,653	755,927

		1,497,794

Food Products - 0.6%
Archer-Daniels-Midland Co.	1,205	49,863
J.M. Smucker, Co.	276	32,659
Kraft Heinz Co.	2,446	209,475
Mondelez International, Inc., Class A	15,595	673,548

		965,545

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	12,320	598,875
Becton Dickinson and Co.	1,972	384,757
Boston Scientific Corp. (A)	22,571	625,668
Cooper Cos., Inc.	243	58,179
Danaher Corp.	2,663	224,730
Zimmer Biomet Holdings, Inc., Class A	1,474	189,262

		2,081,471

Health Care Providers & Services - 1.7%
Aetna, Inc.	3,151	478,416
Cigna Corp.	1,116	186,807
HCA Healthcare, Inc. (A)	568	49,530
Humana, Inc., Class A	1,453	349,621
UnitedHealth Group, Inc.	8,378	1,553,449

		2,617,823

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	2,620	286,182
Starbucks Corp.	11,148	650,040

		936,222

Household Durables - 0.2%
D.R. Horton, Inc.	3,081	106,510
Newell Brands, Inc.	965	51,743
PulteGroup, Inc.	6,682	163,910
Toll Brothers, Inc.	1,430	56,499

		378,662

Household Products - 0.8%
Kimberly-Clark Corp.	3,950	509,985

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Procter & Gamble Co.	7,922	$ 690,402

		1,200,387

Industrial Conglomerates - 1.6%
General Electric Co.	44,347	1,197,813
Honeywell International, Inc.	9,232	1,230,533

		2,428,346

Insurance - 1.6%
American International Group, Inc.	6,386	399,253
Arthur J. Gallagher & Co.	6,053	346,534
Chubb, Ltd.	4,375	636,037
Hartford Financial Services Group, Inc.	4,650	244,451
MetLife, Inc.	15,640	859,262

		2,485,537

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (A)	1,913	1,851,784

Internet Software & Services - 3.3%
Alphabet, Inc., Class A (A)	1,746	1,623,221
Alphabet, Inc., Class C (A)	1,781	1,618,448
Facebook, Inc., Class A (A)	12,184	1,839,541

		5,081,210

IT Services - 2.4%
Accenture PLC, Class A	9,965	1,232,471
Automatic Data Processing, Inc.	870	89,140
Fidelity National Information Services, Inc.	5,386	459,965
International Business Machines Corp.	1,540	236,898
Paychex, Inc.	1,580	89,965
Vantiv, Inc., Class A (A)	1,843	116,736
Visa, Inc., Class A	14,623	1,371,345
WEX, Inc. (A)	1,563	162,974

		3,759,494

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,239	192,105
Illumina, Inc. (A)	1,369	237,549
Thermo Fisher Scientific, Inc.	1,676	292,412

		722,066

Machinery - 1.3%
Deere & Co.	380	46,964
Fortive Corp.	652	41,304
Ingersoll-Rand PLC	7,492	684,694
PACCAR, Inc.	5,556	366,918
Parker-Hannifin Corp.	609	97,331
Pentair PLC	50	3,327
Snap-on, Inc.	1,575	248,850
Stanley Black & Decker, Inc.	4,160	585,437

		2,074,825

Media - 2.6%
Charter Communications, Inc., Class A (A)	2,374	799,682
Comcast Corp., Class A	28,112	1,094,119
DISH Network Corp., Class A (A)	4,338	272,253
Sirius XM Holdings, Inc. (C)	25,759	140,902
Time Warner, Inc.	2,439	244,900
Twenty-First Century Fox, Inc., Class A	31,344	888,289
Walt Disney Co.	6,302	669,587

		4,109,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Alcoa Corp.	1,910	$ 62,361
Newmont Mining Corp.	2,133	69,088

		131,449

Multi-Utilities - 0.3%
CMS Energy Corp.	6,921	320,096
NiSource, Inc., Class B	7,600	192,736

		512,832

Multiline Retail - 0.2%
Dollar General Corp.	2,357	169,916
Dollar Tree, Inc. (A)	670	46,847
Macy’s, Inc.	3,000	69,720

		286,483

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp., Class A	5,530	250,730
Apache Corp.	1,745	83,638
Cabot Oil & Gas Corp.	5,585	140,072
Chevron Corp.	6,568	685,239
Concho Resources, Inc. (A)	1,266	153,857
Diamondback Energy, Inc. (A)	3,519	312,522
EOG Resources, Inc.	7,355	665,775
EQT Corp.	2,798	163,935
Exxon Mobil Corp.	15,059	1,215,713
Kinder Morgan, Inc.	6,710	128,564
Marathon Petroleum Corp.	8	419
Occidental Petroleum Corp.	6,884	412,145
Phillips 66	2,110	174,476
Pioneer Natural Resources Co.	3,343	533,476
Valero Energy Corp.	2,036	137,348

		5,057,909

Pharmaceuticals - 3.4%
Allergan PLC	3,232	785,667
Bristol-Myers Squibb Co.	12,234	681,679
Eli Lilly & Co.	8,606	708,274
Johnson & Johnson	7,658	1,013,077
Merck & Co., Inc.	9,835	630,325
Pfizer, Inc.	42,555	1,429,422

		5,248,444

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	1,171	188,308
Norfolk Southern Corp.	2,210	268,957
Union Pacific Corp.	9,304	1,013,299

		1,470,564

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc., Class A	9,937	773,099
Broadcom, Ltd.	4,428	1,031,945
Lam Research Corp.	706	99,850
Microchip Technology, Inc.	3,030	233,855
NVIDIA Corp.	1,420	205,275
Texas Instruments, Inc.	12,445	957,394

		3,301,418

Software - 2.9%
Adobe Systems, Inc. (A)	8,130	1,149,907
Microsoft Corp.	45,232	3,117,842
Oracle Corp.	2,330	116,826
Workday, Inc., Class A (A)	1,057	102,529

		4,487,104

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.3%
AutoZone, Inc. (A)	150	$ 85,569
Best Buy Co., Inc.	2,590	148,485
Home Depot, Inc.	7,793	1,195,446
Lowe’s Cos., Inc.	9,962	772,354
O’Reilly Automotive, Inc. (A)	1,387	303,392
Ross Stores, Inc.	4,829	278,778
TJX Cos., Inc.	10,564	762,404

		3,546,428

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	25,075	3,611,302
HP, Inc.	24,480	427,910

		4,039,212

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	3,130	184,670

Tobacco - 0.9%
Altria Group, Inc.	3,830	285,220
Philip Morris International, Inc.	9,970	1,170,977

		1,456,197

Trading Companies & Distributors - 0.0% (B)
HD Supply Holdings, Inc. (A)	1,450	44,414

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	2,208	133,849

Total Common Stocks (Cost $79,913,179)		92,578,530

PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII 7.54% (D)	3,392	88,124

Capital Markets - 0.0% (B)
State Street Corp. Series D, 5.90% (D)	1,536	43,177

Electric Utilities - 0.0% (B)
SCE Trust III Series H, 5.75% (D)	320	8,986

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. Series Z, 8.38% (A) (D)	14,925	81,341
Federal National Mortgage Association
Series O, 0.00% (A) (D) (E)	600	5,592
Series S, 8.25% (A) (D)	10,800	62,208

		149,141

Total Preferred Stocks (Cost $814,042)		289,428

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
American Tower Trust #1 Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (F)	$ 200,000	199,593
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A, 1.92%, 09/20/2019 (F)	100,000	99,953

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.59% (D), 07/18/2027 (F)	$ 235,000	$ 236,044
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (F)	94,430	94,708
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (F)	93,216	92,104
Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/2020 (F)	110,000	109,090
ICG US CLO, Ltd. Series 2014-1A, Class A1, 2.31% (D), 04/20/2026 (F)	235,000	234,337
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (F)	182,997	182,919
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (F)	70,038	69,559
Series 2016-1A, Class A,
2.25%, 12/20/2033 (F)	83,465	82,450
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (F)	100,000	100,568
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (F)	300,000	295,913
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.69% (D), 04/17/2027 (F)	220,000	220,088
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (F)	290,000	289,316
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.66% (D), 07/20/2027 (F)	250,000	250,014
Series 2015-2A, Class A1AR,
0.00% (D) (E), 07/20/2030 (F) (G)	250,000	250,000
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (F)	380,000	382,002
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (F)	20,656	20,683
Series 2014-1A, Class A,
2.07%, 03/20/2030 (F)	46,281	46,221
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (F)	39,243	39,184
Series 2015-1A, Class A,
2.40%, 03/22/2032 (F)	32,891	32,906
Series 2015-1A, Class B,
3.05%, 03/22/2032 (F)	34,321	34,494
Series 2016-2A, Class A,
2.33%, 07/20/2033 (F)	61,766	61,733
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (F)	37,003	36,944

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (F)	$ 139,104	$ 135,828
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (F)	119,483	120,187
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.75% (D), 10/25/2056 (F)	193,898	195,392
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 2.11% (D), 10/15/2018 (F)	290,000	289,744
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (F)	78,054	77,795
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (F)	150,000	149,967

Total Asset-Backed Securities (Cost $4,444,406)		4,429,736

CORPORATE DEBT SECURITIES - 16.0%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	60,107
5.10%, 01/15/2044	49,000	54,990

		115,097

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	126,798	125,682
3.70%, 04/01/2028	154,409	158,270
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	315,263	361,764
United Airlines Pass-Through Trust 3.75%, 03/03/2028	274,136	283,731

		929,447

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	105,000	105,477

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026	150,000	154,416
General Motors Co.
4.88%, 10/02/2023	30,000	32,150
6.25%, 10/02/2043	20,000	22,215

		208,781

Banks - 2.9%
Bank of America Corp.
4.10%, 07/24/2023	175,000	185,259
4.45%, 03/03/2026, MTN	45,000	46,833
5.75%, 12/01/2017	75,000	76,269
Bank One Corp. 8.00%, 04/29/2027	65,000	85,972
Barclays Bank PLC 10.18%, 06/12/2021 (F)	390,000	488,463
Branch Banking & Trust Co. 3.80%, 10/30/2026	110,000	115,296

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.70%, 04/27/2018	$ 203,000	$ 202,797
2.63% (D), 09/01/2023	165,000	168,064
6.68%, 09/13/2043	20,000	26,689
Commerzbank AG 8.13%, 09/19/2023 (F)	255,000	307,644
Cooperatieve Rabobank UA 11.00% (D), 06/30/2019 (F) (H)	405,000	470,408
Discover Bank 3.45%, 07/27/2026	250,000	241,799
First Horizon National Corp. 3.50%, 12/15/2020	110,000	112,821
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (F)	65,000	65,920
JPMorgan Chase & Co.
3.25%, 09/23/2022	478,000	489,865
3.54% (D), 05/01/2028	103,000	103,312
4.85%, 02/01/2044	20,000	23,047
6.75% (D), 02/01/2024 (H)	13,000	14,771
Nordea Bank AB 4.25%, 09/21/2022 (F)	470,000	498,421
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	71,595
6.40%, 10/21/2019	60,000	65,222
Toronto-Dominion Bank 3.63% (D), 09/15/2031	150,000	148,827
Wells Fargo & Co.
2.13%, 04/22/2019	95,000	95,495
3.58% (D), 05/22/2028, MTN	98,000	99,042
4.10%, 06/03/2026, MTN	36,000	37,277
4.13%, 08/15/2023	92,000	97,294
5.38%, 11/02/2043	67,000	77,510
5.90% (D), 06/15/2024 (H)	43,000	46,053

		4,461,965

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	147,000	151,450
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048 (F)	197,000	209,003
Constellation Brands, Inc. 3.70%, 12/06/2026	52,000	52,921
Molson Coors Brewing Co.
2.10%, 07/15/2021	130,000	127,838
4.20%, 07/15/2046	21,000	20,710
Pernod Ricard SA 5.75%, 04/07/2021 (F)	300,000	334,075

		895,997

Biotechnology - 0.4%
AbbVie, Inc. 3.20%, 05/14/2026	222,000	219,378
Amgen, Inc. 4.40%, 05/01/2045	31,000	31,842
Biogen, Inc. 4.05%, 09/15/2025	110,000	116,137
Celgene Corp. 5.00%, 08/15/2045	226,000	254,475

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	$ 32,000	$ 31,057
4.15%, 03/01/2047	31,000	31,145

		684,034

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	214,119
7.30%, 06/28/2019	160,000	176,288
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023	80,000	82,476
Deutsche Bank AG
2.48% (D), 08/20/2020	70,000	70,276
6.00%, 09/01/2017	55,000	55,363
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	155,000	174,510
6.25%, 02/01/2041	20,000	26,126
6.75%, 10/01/2037	75,000	97,353
Macquarie Group, Ltd. 6.25%, 01/14/2021 (F)	230,000	255,821
Morgan Stanley
5.00%, 11/24/2025	220,000	239,241
5.75%, 01/25/2021	280,000	309,801
Oaktree Capital Management, LP 6.75%, 12/02/2019 (F)	175,000	191,958
State Street Corp. 2.25% (D), 06/01/2077	11,000	10,127
UBS AG 7.63%, 08/17/2022	250,000	293,500
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (F)	200,000	208,946

		2,405,905

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	60,000	62,726
Monsanto Co. 4.40%, 07/15/2044	110,000	111,877

		174,603

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (F)	140,000	144,102
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (F)	200,000	199,522

		343,624

Communications Equipment - 0.1%
Harris Corp. 5.55%, 10/01/2021	120,000	133,154

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/15/2043 (F)	65,000	64,969
2.88%, 07/15/2021 (F)	58,000	57,881
3.17%, 04/15/2022 (F)	110,000	110,458

		233,308

Construction Materials - 0.3%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (F)	200,000	208,043

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	$ 200,000	$ 209,888

		417,931

Consumer Finance - 0.4%
Ally Financial, Inc.
3.50%, 01/27/2019	120,000	121,650
4.13%, 03/30/2020	120,000	123,300
American Express Co. 4.05%, 12/03/2042	50,000	51,194
BMW US Capital LLC 2.80%, 04/11/2026 (F)	82,000	79,762
Capital One Financial Corp. 2.50%, 05/12/2020	136,000	136,589
Discover Financial Services 3.75%, 03/04/2025	193,000	190,698

		703,193

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	96,000	104,603
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	64,814	66,596

		171,199

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	15,000	15,610

Diversified Financial Services - 0.0%
Kaupthing ehf 7.63%, 02/28/2020 (I) (J) (K)	710,000	0	(L)

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	180,000	180,093
3.40%, 05/15/2025	130,000	127,802
4.35%, 06/15/2045	70,000	64,968
4.60%, 02/15/2021	67,000	71,458
5.00%, 03/01/2021	34,000	36,763
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (F)	40,000	39,548
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	54,000	54,013
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	26,678
Verizon Communications, Inc.
5.15%, 09/15/2023	155,000	172,172
5.50%, 03/16/2047	187,000	204,421

		977,916

Electric Utilities - 0.5%
Appalachian Power Co. 3.40%, 06/01/2025 (C)	110,000	112,970
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	51,506
8.88%, 11/15/2018	9,000	9,799
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	226,000	215,741
Entergy Arkansas, Inc. 3.70%, 06/01/2024	61,000	63,891

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co. 7.35%, 02/01/2019	$ 35,000	$ 37,697
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (F)	65,000	68,783
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,776
5.30%, 06/01/2042	25,000	30,171
PacifiCorp
3.60%, 04/01/2024	130,000	136,283
5.75%, 04/01/2037	25,000	31,638

		771,255

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.88%, 01/12/2028	130,000	128,918

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (F)	100,000	101,820
Schlumberger Investment SA 3.65%, 12/01/2023	33,000	34,687
Weatherford International, Ltd. 5.95%, 04/15/2042	35,000	27,300

		163,807

Equity Real Estate Investment Trusts - 0.7%
CBL & Associates, LP 5.25%, 12/01/2023 (C)	139,000	135,590
EPR Properties 4.50%, 04/01/2025	225,000	228,099
HCP, Inc. 3.40%, 02/01/2025	85,000	83,699
Hospitality Properties Trust 5.00%, 08/15/2022	174,000	186,512
Kilroy Realty, LP 4.25%, 08/15/2029	265,000	270,885
Realty Income Corp. 3.88%, 07/15/2024	190,000	196,207
VEREIT Operating Partnership, LP 3.00%, 02/06/2019	60,000	60,551

		1,161,543

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	182,000	179,781
5.30%, 12/05/2043	14,000	16,134
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	43,249
4.30%, 04/22/2044	60,000	66,456
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	135,000	139,197

		444,817

Food Products - 0.3%
Conagra Brands, Inc. 3.20%, 01/25/2023	81,000	81,644
Kraft Heinz Foods Co. 4.88%, 02/15/2025 (F)	75,000	80,384
Tyson Foods, Inc.
3.55%, 06/02/2027	161,000	162,878
3.95%, 08/15/2024	68,000	71,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
WhiteWave Foods Co. 5.38%, 10/01/2022	$ 84,000	$ 94,751

		490,813

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 3.75%, 11/30/2026	213,000	217,433
Becton Dickinson and Co. 3.70%, 06/06/2027	216,000	216,683
Boston Scientific Corp. 2.65%, 10/01/2018	56,000	56,514
Medtronic, Inc. 4.63%, 03/15/2045	117,000	131,676

		622,306

Health Care Providers & Services - 0.3%
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,063
2.30%, 07/15/2018	104,000	104,585
3.30%, 01/15/2023	25,000	25,498
3.70%, 08/15/2021	8,000	8,345
Coventry Health Care, Inc. 5.45%, 06/15/2021	66,000	72,813
Express Scripts Holding Co. 4.50%, 02/25/2026	61,000	64,648
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	84,000	85,260
Tenet Healthcare Corp. 6.25%, 11/01/2018	55,000	58,025
UnitedHealth Group, Inc. 3.38%, 11/15/2021	19,000	19,809

		515,046

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	94,000	100,052
Newell Brands, Inc. 4.20%, 04/01/2026	31,000	32,915

		132,967

Independent Power & Renewable Electricity Producers - 0.0% (B)
NRG Energy, Inc. 6.63%, 03/15/2023	60,000	61,650

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (H)	555,000	589,077
6.88%, 01/10/2039, MTN	20,000	28,990

		618,067

Insurance - 0.6%
American International Group, Inc. 8.18% (D), 05/15/2068	26,000	35,100
CNA Financial Corp. 5.88%, 08/15/2020	90,000	99,116
Enstar Group, Ltd. 4.50%, 03/10/2022	46,000	47,458
Fidelity National Financial, Inc. 5.50%, 09/01/2022	60,000	63,790
Lincoln National Corp. 8.75%, 07/01/2019	46,000	51,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	$ 80,000	$ 82,186
Pacific Life Insurance Co. 9.25%, 06/15/2039 (F)	126,000	205,384
Reinsurance Group of America, Inc. 3.91% (D), 12/15/2065	291,000	277,905

		862,656

IT Services - 0.0% (B)
Mastercard, Inc. 3.38%, 04/01/2024	33,000	34,418

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	133,000	133,986

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (F)	200,000	196,414

Media - 0.3%
CBS Corp. 5.75%, 04/15/2020	85,000	92,979
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	102,770
Comcast Corp. 5.88%, 02/15/2018	116,000	119,047
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	144,437
4.45%, 01/15/2043	47,000	49,898

		509,131

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023	44,000	46,827
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (C)	45,000	41,850

		88,677

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	23,012
4.88%, 03/01/2044	33,000	36,782
Dominion Energy, Inc. 2.58%, 07/01/2020	79,000	79,408
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	140,000	141,369

		280,571

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	68,000	75,990
Apache Corp.
4.25%, 01/15/2044	15,000	14,050
4.75%, 04/15/2043	22,000	22,064
BP Capital Markets PLC 3.12%, 05/04/2026	150,000	148,669
Continental Resources, Inc. 3.80%, 06/01/2024	25,000	22,890
Energy Transfer, LP 5.95%, 10/01/2043	35,000	37,078

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP 4.85%, 07/15/2026	$ 47,000	$ 48,900
EOG Resources, Inc. 2.45%, 04/01/2020	88,000	88,272
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	150,592
3.04%, 03/01/2026	60,000	60,514
Husky Energy, Inc. 4.00%, 04/15/2024	45,000	45,631
Kerr-McGee Corp. 6.95%, 07/01/2024	50,000	58,639
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	117,000	120,272
Laredo Petroleum, Inc. 7.38%, 05/01/2022	60,000	60,600
Murphy Oil Corp. 3.50%, 12/01/2017	61,000	61,070
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,922
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	24,618
8.25%, 03/01/2019	47,000	51,557
Petrobras Global Finance BV 6.25%, 03/17/2024	70,000	71,330
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	100,000	99,066
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028 (F)	130,000	131,341
Shell International Finance BV
2.50%, 09/12/2026	130,000	124,289
3.75%, 09/12/2046	39,000	36,906
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	38,819
4.63%, 03/01/2034	35,000	38,407
Western Gas Partners, LP 5.38%, 06/01/2021	76,000	81,588
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,805
7.88%, 09/01/2021	33,000	38,280
Williams Partners, LP 5.40%, 03/04/2044	35,000	36,967

		1,813,126

Pharmaceuticals - 0.2%
Allergan Funding SCS 3.80%, 03/15/2025	127,000	131,363
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	128,000	125,165

		256,528

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (F)	106,000	105,625
7.13%, 10/15/2020 (F)	153,000	173,806
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,459
3.75%, 04/01/2024	12,000	12,719

		310,609

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	$ 145,000	$ 145,549
KLA-Tencor Corp. 4.13%, 11/01/2021	155,000	164,003
QUALCOMM, Inc. 3.25%, 05/20/2027	132,000	132,302

		441,854

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	140,000	144,210

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85%, 02/23/2023	240,000	244,162
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (F)	115,000	126,674
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	185,000	190,753
HP, Inc. 3.75%, 12/01/2020	11,000	11,513

		573,102

Tobacco - 0.1%
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	105,000	117,108

Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.25%, 12/15/2020	145,000	170,724

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	203,842
Crown Castle Towers LLC
3.22%, 05/15/2042 (F)	42,000	43,022
4.88%, 08/15/2040 (F)	155,000	165,403
6.11%, 01/15/2040 (F)	335,000	360,156
Sprint Communications, Inc. 9.00%, 11/15/2018 (F)	35,000	37,986
Sprint Corp. 7.88%, 09/15/2023	45,000	51,750
T-Mobile USA, Inc. 6.84%, 04/28/2023	5,000	5,338

		867,497

Total Corporate Debt Securities (Cost $24,416,871)		24,889,041

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (F)	225,000	249,925

Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	110,000	115,049

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	100,000	130,600

Republic of Korea - 0.1%
Korea Development Bank 3.50%, 08/22/2017	200,000	200,411

Total Foreign Government Obligations (Cost $664,762)		695,985

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 4.4%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	$ 203,761	$ 144,504
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (F)	150,000	157,431
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (F)	140,000	138,873
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (F)	315,000	305,781
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (F)	245,000	255,650
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A1A, 5.65% (D), 06/11/2050	15,436	15,465
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 1.43% (D), 12/25/2046	82,739	152,228
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	47,277
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	69,242
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	158,092
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA,
0.90% (D), 01/12/2030 (F)	1,141,497	1,720
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (F)	195,061	198,885
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,841
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (F)	100,000	102,173
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (F)	100,000	103,318
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	47,477
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (F)	100,000	101,166
Commercial Mortgage Pass Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (F)	132,000	132,313
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	35,000	35,094
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (F)	225,000	229,695
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 2.92% (D), 08/26/2036 (F)	101,336	100,666
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (F)	1,936	1,933

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2014-4R, Class 21A1,
1.35% (D), 12/27/2035 (F)	$ 212,546	$ 205,817
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.89% (D), 03/18/2035	127,918	126,279
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (F)	100,000	99,513
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (F)	285,000	283,895
Impac CMB Trust Series 2004-6, Class 1A1, 2.02% (D), 10/25/2034	67,693	64,829
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.55% (D), 08/25/2037	169,455	143,020
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 0.00% (D) (E), 05/26/2037 (F)	119,200	119,700
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.41% (D), 09/15/2045	30,000	30,390
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1.86% (D), 10/25/2028	43,284	42,449
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.02% (D), 06/12/2050	19,482	19,459
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (F)	100,000	98,912
Morgan Stanley Capital I Trust Series 2007-IQ15, Class AM, 6.13% (D), 06/11/2049	11,252	11,243
Morgan Stanley Reremic Trust Series 2012-XA, Class A, 2.00%, 07/27/2049 (F)	2,166	2,166
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (F)	240,756	238,029
Motel 6 Trust Series 2015-MTL6, Class C, 3.64%, 02/05/2030 (F)	545,000	544,596
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (F)	128,429	133,744
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (F)	51,732	53,166
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (F)	135,093	137,898
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (F)	95,994	97,206
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (F)	184,223	191,524
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (F)	303,181	314,892
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (F)	129,000	134,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (F)	$ 195,000	$ 202,913
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (F)	130,000	128,697
SCG Trust Series 2013-SRP1, Class A, 2.81% (D), 11/15/2026 (F)	100,000	99,243
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.91% (D), 01/19/2034	94,282	91,317
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (F)	174,582	176,640
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (F)	146,981	148,114
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (F)	135,358	136,367
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (F)	225,000	230,813

Total Mortgage-Backed Securities (Cost $6,752,654)		6,828,395

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	15,000	21,616
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	80,427
7.60%, 11/01/2040	60,000	93,432
7.95%, 03/01/2036	175,000	200,730
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	10,000	10,328

		406,533

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	10,000	12,276

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	16,000	24,032

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	15,000	20,949
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	15,000	20,290

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued) (B)
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	$ 10,000	$ 12,424
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	20,000	23,743

		77,406

Total Municipal Government Obligations (Cost $501,701)		520,247

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
3.64% (D), 02/01/2041	18,338	19,469
5.50%, 06/01/2041	30,360	33,796
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	182,263
2.50%, TBA (G)	537,000	539,790
3.00%, TBA (G)	4,309,000	4,336,319
3.33% (D), 10/25/2023	55,000	57,458
3.47% (D), 03/01/2041	14,069	14,858
3.50%, 11/01/2028 - 01/01/2029	122,120	127,754
3.50%, TBA (G)	2,592,000	2,664,364
3.57% (D), 03/01/2041	6,974	7,376
4.00%, 10/01/2025 - 06/01/2042	78,320	82,703
4.00%, TBA (G)	585,000	614,958
4.50%, 02/01/2025 - 06/01/2026	115,245	121,430
5.00%, 04/01/2039 - 11/01/2039	261,351	289,754
5.00%, TBA (G)	203,000	221,746
5.50%, 09/01/2036 - 12/01/2041	377,321	428,827
6.00%, 02/01/2038 - 02/01/2041	283,777	323,409
6.50%, 05/01/2040	57,397	64,220
Government National Mortgage Association, Interest Only STRIPS 0.79% (D), 02/16/2053	210,159	10,173

Total U.S. Government Agency Obligations (Cost $10,187,467)		10,140,667

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury - 7.8%
U.S. Treasury Bond
2.25%, 08/15/2046	584,000	514,148
2.50%, 02/15/2045 - 05/15/2046	872,000	812,426
2.75%, 08/15/2042	690,500	682,947
2.88%, 08/15/2045	62,000	62,346
3.00%, 05/15/2042	139,000	143,946
3.50%, 02/15/2039	242,000	273,413
3.63%, 02/15/2044	1,316,300	1,516,779
4.50%, 02/15/2036	611,000	788,667
4.75%, 02/15/2037	606,000	807,353
5.25%, 02/15/2029	622,000	803,230
U.S. Treasury Note
1.00%, 09/15/2017 - 11/30/2019	912,400	905,991
1.13%, 06/30/2021 - 09/30/2021	305,000	297,543
1.25%, 11/30/2018	502,300	501,633
1.50%, 08/15/2026	492,000	460,270
1.63%, 03/31/2019 - 05/15/2026	1,165,000	1,153,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.75%, 11/30/2021 - 05/15/2023	$ 880,000	$ 870,361
1.88%, 11/30/2021	155,000	155,400
2.00%, 12/31/2021 - 02/15/2025	507,000	503,503
2.25%, 11/15/2024	345,400	347,303
2.50%, 08/15/2023 - 05/15/2024	447,300	458,548

		12,059,451

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	84,030	93,661
2.50%, 01/15/2029	310,551	373,369
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	903,264	916,131

		1,383,161

Total U.S. Government Obligations (Cost $13,417,503)		13,442,612

COMMERCIAL PAPER - 4.4%
Banks - 0.6%
Bank of China, Ltd. 1.40% (M), 07/07/2017	400,000	399,908
Macquarie Bank, Ltd. 1.33% (M), 09/22/2017	600,000	598,188

		998,096

Capital Markets - 0.4%
Cedar Spring Capital 1.22% (M), 08/09/2017	600,000	599,220

Diversified Financial Services - 3.1%
Alpine Securitization, Ltd. 1.24% (M), 08/02/2017	600,000	599,349
Anglesea Funding PLC 1.27% (M), 07/05/2017	600,000	599,917
Barton Capital Corp. 1.22% (M), 07/17/2017	600,000	599,680
Kells Funding LLC 1.14% (M), 08/04/2017	600,000	599,366
Liberty Funding LLC 1.15% (M), 07/10/2017	425,000	424,880
Mont Blanc Capital Corp. 1.16% (M), 07/05/2017	250,000	249,968
NIEUW Amsterdam Receivable 1.28% (M), 09/13/2017	600,000	598,446
Sheffield Receivable 1.25% (M), 07/10/2017	500,000	499,846
Victory Receivables 1.22% (M), 07/17/2017	600,000	599,680

		4,771,132

	Principal	Value
COMMERCIAL PAPER (continued)
Machinery - 0.3%
Caterpillar Finance Service Co. 1.20% (M), 07/11/2017	$ 475,000	$ 474,844

Total Commercial Paper (Cost $6,843,292)		6,843,292

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
0.80% (M), 07/20/2017	110,000	109,959
0.81% (M), 07/13/2017	200,000	199,957
0.89% (M), 08/10/2017 (C)	40,000	39,963
0.90% (M), 08/10/2017 (C)	879,000	878,191
0.92% (M), 08/24/2017	50,000	49,934
0.96% (M), 09/21/2017	230,000	229,503
0.98% (M), 03/01/2018 (N)	115,000	114,176
1.01% (M), 09/21/2017	120,000	119,741

Total Short-Term U.S. Government Obligations (Cost $1,741,409)		1,741,424

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.97% (M)	1,403,233	1,403,233

Total Securities Lending Collateral (Cost $1,403,233)		1,403,233

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.12% (M), dated 06/30/2017, to be repurchased at $804,619 on 07/03/2017. Collateralized by U.S. Government Obligations, 1.13% - 1.25%, due 03/31/2021 - 06/30/2021, and with a total value of $828,404.	$ 804,611	804,611

Total Repurchase Agreement (Cost $804,611)		804,611

Total Investments (Cost $151,905,130) (O)		164,607,201
Net Other Assets (Liabilities) - (6.1)%		(9,494,958)

Net Assets - 100.0%		$ 155,112,243

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	5	09/15/2017	$—	$(1,553)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS Investments
Common Stocks	$92,578,530	$—	$—		$92,578,530
Preferred Stocks	289,428	—	—		289,428
Asset-Backed Securities	—	4,429,736	—		4,429,736
Corporate Debt Securities	—	24,889,041	0(L	)	24,889,041
Foreign Government Obligations	—	695,985	—		695,985
Mortgage-Backed Securities	—	6,828,395	—		6,828,395
Municipal Government Obligations	—	520,247	—		520,247
U.S. Government Agency Obligations	—	10,140,667	—		10,140,667
U.S. Government Obligations	—	13,442,612	—		13,442,612
Commercial Paper	—	6,843,292	—		6,843,292
Short-Term U.S. Government Obligations	—	1,741,424	—		1,741,424
Securities Lending Collateral	1,403,233	—	—		1,403,233
Repurchase Agreement	—	804,611	—		804,611

Total Investments	$94,271,191	$70,336,010	$0(L	)	$164,607,201

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(1,553)	$—	$—		$(1,553)

Total Other Financial Instruments	$(1,553)	$—	$—		$(1,553)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,370,387. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2017.
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the total value of 144A securities is $16,019,592, representing 10.3% of the Portfolio’s net assets.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after June 30, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2017, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Illiquid security. At June 30, 2017, the value of such securities amounted to $0 or less than 0.1% of the Portfolio’s net assets.
(L)	Security deemed worthless.
(M)	Rates disclosed reflect the yields at June 30, 2017.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $114,176.
(O)	Aggregate cost for federal income tax purposes is $151,905,130. Aggregate gross unrealized appreciation and depreciation for all securities is $15,124,684 and $2,422,613, respectively. Net unrealized appreciation for tax purposes is $12,702,071.
(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2017

(unaudited)

	Government Money Market	Balanced
Assets:
Investments, at value (A) (B)	$483,321,259	$163,802,590
Repurchase agreements, at value (C)	436,195,934	804,611
Receivables and other assets:
Investments sold	—	1,131,748
Interest	294,268	408,321
Dividends	—	89,843
Net income from securities lending	—	1,327
Prepaid expenses	1,921	351
Total assets	919,813,382	166,238,791

Liabilities:
Payables and other liabilities:
Investments purchased	—	942,476
When-issued, delayed-delivery, and forward commitment securities purchased	—	8,681,535
Investment advisory fees	182,458	46,278
Trustees, CCO and deferred compensation fees	1,274	189
Audit and tax fees	6,606	12,682
Custody and accounting fees	55,393	19,507
Legal fees	9,084	1,519
Printing and shareholder reports fees	4,746	800
Reorganization fees	17,221	17,221
Variation margin payable	—	65
Other	7,393	1,043
Collateral for securities on loan	—	1,403,233
Total liabilities	284,175	11,126,548
Net assets	$919,529,207	$155,112,243

(A) Investments, at cost	$483,321,259	$151,100,519
(B) Securities on loan, at value	$—	$1,370,387
(C) Repurchase agreements, at cost	$436,195,934	$804,611

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS

For the period ended June 30, 2017

(unaudited)

	Government Money Market	Balanced
Investment Income:
Dividend income	$—	$838,278
Interest income	3,422,638	777,378
Net income (loss) from securities lending	—	5,080
Withholding taxes on foreign income	—	(6,320)
Total investment income	3,422,638	1,614,416

Expenses:
Investment advisory fees	1,110,443	345,298
Trustees, CCO and deferred compensation fees	7,602	1,305
Audit and tax fees	11,765	18,069
Custody and accounting fees	89,851	32,430
Legal fees	24,834	4,151
Printing and shareholder reports fees	2,323	397
Reorganization fees	16,903	16,903
Other	8,938	8,114
Total expenses before waiver and/or reimbursement	1,272,659	426,667
Expenses waived and/or reimbursed	—	(26,103)
Net expenses	1,272,659	400,564
Net investment income (loss)	2,149,979	1,213,852

Net realized gain (loss) on:
Investments	379	9,944,537
Futures contracts	—	71,915
Foreign currency transactions	—	19
Net realized gain (loss)	379	10,016,471

Net change in unrealized appreciation (depreciation) on:
Investments	—	(1,420,419)
Futures contracts	—	4,559
Translation of assets and liabilities denominated in foreign currencies	—	(4)
Net change in unrealized appreciation (depreciation)	—	(1,415,864)
Net realized and change in unrealized gain (loss)	379	8,600,607
Net increase (decrease) in net assets resulting from operations	$2,150,358	$9,814,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Government Money Market		Balanced
	June 30, 2017 (unaudited)	December 31, 2016	June 30, 2017 (unaudited)	December 31, 2016
From operations:
Net investment income (loss)	$2,149,979	$1,615,131	$1,213,852	$2,617,010
Net realized gain (loss)	379	24,824	10,016,471	4,465,604
Net change in unrealized appreciation (depreciation)	—	—	(1,415,864)	4,725,898
Net increase (decrease) in net assets resulting from operations	2,150,358	1,639,955	9,814,459	11,808,512

From transactions in investors’ beneficial interests:
Contributions	273,307,609	681,778,794	4,276,380	9,979,291
Withdrawals	(295,096,221)	(617,308,024)	(8,936,752)	(23,422,150)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(21,788,612)	64,470,770	(4,660,372)	(13,442,859)
Net increase (decrease) in net assets	(19,638,254)	66,110,725	5,154,087	(1,634,347)

Net assets:
Beginning of period/year	939,167,461	873,056,736	149,958,156	151,592,503
End of period/year	$919,529,207	$939,167,461	$155,112,243	$149,958,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS

For the period and years ended:

	Government Money Market
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Total return (A)	0.24	%(B)	0.19%		0.01%	(0.05)%	(0.07)%	(0.11)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$919,529		$939,167		$873,057	$862,368	$986,862	$948,358
Expenses to average net assets
Excluding waiver and/or reimbursement	0.29	%(C)	0.28%		0.28%	0.28%	0.29%	0.28%
Including waiver and/or reimbursement	0.29	%(C)(E)	0.27	%(D)(E)	0.28%	0.28%	0.29%	0.28%
Net investment income (loss) to average net assets	0.48	%(C)	0.18	%(D)	0.01%	(0.05)%	(0.07)%	(0.11)%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Includes reorganization expenses incurred outside the Portfolio’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

	Balanced
	June 30, 2017 (unaudited)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Total return (A)	6.58	%(B)	8.29%		0.57%	10.99%	18.33%	13.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$155,112		$149,958		$151,593	$147,564	$123,270	$109,602
Expenses to average net assets
Excluding waiver and/or reimbursement	0.56	%(C)	0.53%		0.54%	0.58%	0.63%	0.61%
Including waiver and/or reimbursement	0.52	%(C)(E)	0.47	%(D)(E)	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	1.58	%(C)	1.76	%(D)	1.60%	1.69%	1.44%	1.82%
Portfolio turnover rate	36	%(B)	37%		50%	92%	123%	150%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.05% higher and 0.05% lower, respectively, had the custodian not reimbursed the Portfolio.
(E)	Includes reorganization expenses incurred outside the Portfolio’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At June 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of two different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Government Money Market Portfolio (“Government Money Market”)
Transamerica Partners Balanced Portfolio (“Balanced”)

The Portfolios’ Board of Trustees (the “Board”) approved the reorganization of each Portfolio into a new or existing series of Transamerica Funds.

Government Money Market Reorganization: The Board approved the reorganization of Government Money Market into Transamerica Government Money Market, an existing series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about October 13, 2017. Government Money Market shareholders will receive newly-issued Class I3 shares of Transamerica Government Money Market in the reorganization.

Balanced Reorganization: The Board approved the reorganization of Balanced into Transamerica Balanced II, a newly organized series of Transamerica Funds. The reorganization is subject to certain closing conditions and is scheduled to close on or about September 15, 2017. Balanced shareholders will receive newly-issued Class I3 shares of Transamerica Balanced II in the reorganization. Transamerica Partners Institutional Balanced, a series of Transamerica Partners Funds Group II (“TPFG II”), was originally intended to be the performance and accounting survivor of the reorganization grouping. However, the Board of Trustees of TPFG II recently approved the liquidation of Transamerica Partners Institutional Balanced effective on or about September 15, 2017. Transamerica Partners Balanced, a series of Transamerica Partners Funds Group, will now be the performance and accounting survivor of the reorganization grouping.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolios’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolios with broker/dealers with which other funds or portfolios advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended June 30, 2017 by the Portfolios.

Indemnification: In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at June 30, 2017, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”) and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: Balanced normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2017, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2017, if any, are identified within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at June 30, 2017, if any, are identified within the Schedule of Investments. Open balances at June 30, 2017, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold within the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2017, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at June 30, 2017, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

By lending securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2017, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2017.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2017, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced
Securities Lending Transactions
Common Stocks	$143,101	$—	$—	$—	$143,101
Corporate Debt Securities	318,194	—	—	—	318,194
Short-Term U.S. Government Obligations	941,938	—	—	—	941,938
Total Securities Lending Transactions	$1,403,233	$—	$—	$—	$1,403,233
Total Borrowings	$1,403,233	$—	$—	$—	$1,403,233

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2017, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

The following is a summary of the location and each Portfolio’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2017. Portfolios not listed in the subsequent tables do not have derivative investments during the period ended June 30, 2017.

Liability Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Net unrealized depreciation on futures contracts (A) (B)	$—	$—	$(1,553)	$—	$—	$(1,553)
Total	$—	$—	$(1,553)	$—	$—	$(1,553)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2017.

Realized Gain (Loss) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Futures contracts	$—	$—	$71,915	$—	$—	$71,915
Total	$—	$—	$71,915	$—	$—	$71,915

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced
Futures contracts	$—	$—	$4,559	$—	$—	$4,559
Total	$—	$—	$4,559	$—	$—	$4,559

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2017.

	Futures Contracts at Notional Amount
Portfolio	Long	Short
Balanced	257	—

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Government Money Market and Balanced. TAM and AUIM are affiliates of Aegon NV.

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or trustees of TAM or its affiliates. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2017, the percentage of each Portfolio owned by an affiliated investment company or subsidiary are reflected in the following tables.

Transamerica Partners Funds Group (“TPFG”) is an open-end management investment company. As of June 30, 2017, the percentage of each Portfolio that is owned by TPFG is as follows:

TPFG	Investments in Portfolio
Government Money Market	67.67%
Balanced	60.08%

Transamerica Partners Funds Group II (“TPFG II”) is an open-end management investment company. As of June 30, 2017, the percentage of each Portfolio that is owned by TPFG II is as follows:

TPFG II	Investments in Portfolio
Government Money Market	22.33%
Balanced	3.89%

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Government Money Market	2.65%
Balanced	35.28%

Transamerica Retirement Solutions Collective Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Government Money Market	7.32%
Balanced	0.49%

Transamerica Partners Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. As of June 30, 2017, the percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Government Money Market	0.03%

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the investment advisory agreement with the Series Portfolio. Each Portfolio pays an advisory fee to TAM based on daily Average Net Assets (“ANA”) at the following annual rates:

Portfolio	Rate
Government Money Market
First $1 billion	0.25%
Over $1 billion up to $3 billion	0.24%
Over $3 billion	0.23%
Balanced	0.45%

TAM has voluntarily agreed to waive and/or reimburse Portfolio expenses to the extent that the total operating expenses based on daily ANAs exceed the following stated annual operating expense limits. The expenses waived and/or reimbursed, if any, are included in

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Expenses waived and/or reimbursed within the Statements of Operations. Fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

Portfolio	Operating Expense Limit	Operating Expense Limit Effective Through
Government Money Market	0.30%	May 1, 2018
Balanced	0.50%	May 1, 2018

TAM also may waive and/or reimburse additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses waived and/or reimbursed that are unsettled at year end, if any, are included in Due from adviser within the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Series Portfolio to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2017, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolios incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2017.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2017, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Portfolio	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced	$47,775,917	$3,575,005	$50,165,132	$3,516,850

10. FEDERAL INCOME TAXES

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolios’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Portfolios identify their major tax jurisdictions as U.S. Federal, the states of Colorado and New York, and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets. Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

11. NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Partners Portfolios	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2017

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolios’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolios in September 2016 as a reimbursement. The amounts applicable to each Portfolio, if any, were recognized as a change in accounting estimate and are reflected in the prior year Net investment income (loss) within the Statements of Changes in Net Assets. This resulted in a decrease in Net expenses and an overall increase in Net assets.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Trustees” or the “Board”) held on June 7-8, 2017, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Partners Portfolios, on behalf of Transamerica Partners Balanced Portfolio and Transamerica Partners Government Money Market Portfolio (each a “Portfolio” and collectively the “Portfolios”).

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Government Money Market Portfolio	Aegon USA Investment Management, LLC

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Portfolio and its investors. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2018.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since investors could not invest directly in the Portfolio and that is the manner in which Broadridge provided its comparative information. In their review, the Trustees also sought to identify Portfolios for which the performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for J.P. Morgan Investment Management Inc. (“J.P. Morgan”) and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM, when acting as a manager of managers, for the portion of the investment advisory fee it retains from each Portfolio after payment of the sub-advisory fees. With respect to each Portfolio, the Board noted that the investment advisory and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2016.

When considering each Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s equity sub-adviser, J.P. Morgan, had commenced subadvising that portion of the Portfolio on July 9, 2010 pursuant to its current equity investment strategies. The Board also noted that the Portfolio’s fixed-income sub-adviser, Aegon USA Investment Management, LLC (“AUIM”), had commenced subadvising that portion of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at AUIM. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Government Money Market Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on March 1, 2013 pursuant to investment strategies that differed from the previous ones. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Portfolio, including information provided by Broadridge comparing the investment advisory fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Balanced Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe and that the Transamerica Partners Institutional Fund’s contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Government Money Market Portfolio. The Board noted that the contractual investment advisory fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund and the Transamerica Partners Institutional Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration and other services, to the Portfolios and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for each Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to AUIM, which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Portfolios not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For each Portfolio sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from any economies of scale. The Board recognized that, as a Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered each Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s investment advisory fee schedule. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2017

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolios

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with the Portfolios and that TAM believes that the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of Transamerica Partners Balanced Portfolio. The Board also noted that AUIM participates in a brokerage program pursuant to which a portion of brokerage commissions paid by Transamerica Partners Balanced Portfolio is recaptured for the benefit of the Portfolio and its investors, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its investors. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its investors and voted to approve the renewal of each of the Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2017

Appendix B

Transamerica Open Funds

(This page intentionally left blank)

Open Funds

Semi-Annual Report

April 30, 2017

www.transamerica.com

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Transamerica Funds	Semi-Annual Report 2017

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of your Fund(s). The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ending April 30, 2017.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. The period began in November with the highly contentious U.S. presidential election approaching its conclusion. Following Donald Trump’s surprise victory, equity prices rallied, and longer term interest rates shot up in reaction to what was interpreted to be a more growth oriented and inflationary economic agenda pending under this new administration. The prospect of lower taxes and a more benign regulatory environment also added to the post-election market optimism. The S&P 500® rallied through the rest of November and December and closed the year just off a record level. The 10-year Treasury yield finished at 2.45%, more than a full percent higher than its low of the previous July. Credit spreads also tightened to their lowest ranges in more than two years.

In December, the U.S. Federal Reserve (“Fed”) raised the Fed Funds Rate 25 basis points for only the second time in as many years after a long period of near-zero policy rates. This move was another signal that the Fed was finally becoming more comfortable with the idea that short term rates would need to normalize closer to historical levels. The rally in stocks and credit sensitive assets continued into the 2017 new year. This positive price action as well as favorable employment reports in January and February gave the Fed enough confidence to raise the Fed Funds Rate again in March, bringing the official policy rate up to a range of between 0.75% and 1.00%.

While commodity prices lagged to start the year, earnings reports in the energy sector began to turn positive, strongly rebounding from the prior year. First quarter 2017 overall earnings for S&P 500® constituent companies have come in materially higher than in recent years, so far achieving double-digit levels of profit growth on a year-over-year basis for the first time since the third quarter of 2014.

For the 12-month period ending April 30, 2017, the S&P 500® returned 17.92%, while the MSCI EAFE Index, representing international developed market equities, gained 11.93%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.83%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2016, and held for the entire period until April 30, 2017.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Bond
Class I2	$1,000.00	$1,028.30	$3.57(B)	$1,021.30	$3.56	0.71%
Class R6	1,000.00	1,028.30	3.57(B)	1,021.30	3.56	0.71

Transamerica Capital Growth
Class A	1,000.00	1,158.30	6.74(B)	1,018.50	6.31	1.26
Class B	1,000.00	1,153.00	11.74(B)	1,013.90	10.99	2.20
Class C	1,000.00	1,154.50	10.79(B)	1,014.80	10.09	2.02
Class I	1,000.00	1,159.70	5.35(B)	1,019.80	5.01	1.00
Class I2	1,000.00	1,160.40	4.66(B)	1,020.50	4.36	0.87
Class T1	1,000.00	1,058.60	1.39(D)	1,019.30	5.61	1.12
Advisor Class	1,000.00	1,191.70	4.30(E)	1,019.50	5.31	1.06

Transamerica Concentrated Growth
Class A	1,000.00	1,104.80	6.26(B)	1,018.80	6.01	1.20
Class C	1,000.00	1,101.70	9.80(B)	1,015.50	9.39	1.88
Class I	1,000.00	1,107.00	4.70(B)	1,020.30	4.51	0.90
Class I2	1,000.00	1,107.40	4.18(B)	1,020.80	4.01	0.80
Class T1	1,000.00	1,012.90	1.27(D)	1,019.60	5.26	1.05
Advisor Class	1,000.00	1,090.70	3.67(E)	1,020.10	4.76	0.95

Transamerica Funds	Semi-Annual Report 2017

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Dividend Focused
Class A	$1,000.00	$1,130.10	$5.33(B)	$1,019.80	$5.06	1.01%
Class C	1,000.00	1,127.00	9.70(B)	1,015.70	9.20	1.84
Class I	1,000.00	1,132.00	4.49(B)	1,020.60	4.26	0.85
Class I2	1,000.00	1,132.60	3.97(B)	1,021.10	3.76	0.75
Class R6	1,000.00	1,131.50	3.96(B)	1,021.10	3.76	0.75
Class T1	1,000.00	990.70	1.19(D)	1,020.00	4.96	0.99
Advisor Class	1,000.00	1,034.20	3.39(E)	1,020.40	4.51	0.90

Transamerica Dynamic Allocation
Class A	1,000.00	1,076.40	5.66(B)	1,019.30	5.51	1.10	(C)
Class C	1,000.00	1,072.70	9.51(B)	1,015.60	9.25	1.85	(C)
Class I	1,000.00	1,076.80	4.38(B)	1,020.60	4.26	0.85	(C)
Class T1	1,000.00	1,007.20	1.33(D)	1,019.20	5.51	1.10	(C)

Transamerica Dynamic Income
Class A	1,000.00	1,027.70	4.58(B)	1,020.30	4.56	0.91	(C)
Class C	1,000.00	1,025.50	8.39(B)	1,016.50	8.35	1.67	(C)
Class I	1,000.00	1,028.90	3.37(B)	1,021.50	3.36	0.67	(C)
Class T1	1,000.00	1,014.60	1.00(D)	1,020.50	4.11	0.82	(C)
Advisor Class	1,000.00	1,011.40	1.07(F)	1,021.20	3.36	0.67	(C)

Transamerica Emerging Markets Debt
Class A	1,000.00	1,044.40	5.78(B)	1,019.10	5.71	1.14
Class C	1,000.00	1,041.30	9.52(B)	1,015.50	9.39	1.88
Class I	1,000.00	1,046.50	4.16(B)	1,020.70	4.11	0.82
Class I2	1,000.00	1,047.10	3.71(B)	1,021.20	3.66	0.73
Class R6	1,000.00	1,047.10	3.71(B)	1,021.20	3.66	0.73
Class T1	1,000.00	1,021.80	1.18(D)	1,020.10	4.86	0.97
Advisor Class	1,000.00	1,080.20	3.54(E)	1,020.20	4.61	0.92

Transamerica Emerging Markets Equity
Class A	1,000.00	1,108.50	8.89(B)	1,016.40	8.50	1.70
Class C	1,000.00	1,104.70	12.52(B)	1,012.90	11.98	2.40
Class I	1,000.00	1,110.00	7.27(B)	1,017.90	6.95	1.39
Class I2	1,000.00	1,111.50	6.65(B)	1,018.50	6.36	1.27
Class T1	1,000.00	1,012.60	1.84(D)	1,017.50	7.60	1.52
Advisor Class	1,000.00	1,176.40	5.88(E)	1,017.50	7.30	1.46

Transamerica Event Driven
Class I	1,000.00	1,041.10	8.46(G)	1,016.00	8.90	1.78(C)
Class I2	1,000.00	1,035.50	9.44(B)	1,015.50	9.35	1.87(C)
Advisor Class	1,000.00	1,010.60	6.92(E)	1,015.60	9.30	1.86(C)

Transamerica Flexible Income
Class A	1,000.00	1,016.60	4.75(B)	1,020.10	4.76	0.95
Class B	1,000.00	1,013.10	9.23(B)	1,015.60	9.25	1.85
Class C	1,000.00	1,014.10	8.29(B)	1,016.60	8.30	1.66
Class I	1,000.00	1,019.10	3.40(B)	1,021.40	3.41	0.68
Class I2	1,000.00	1,019.60	2.80(B)	1,022.00	2.81	0.56
Class R6	1,000.00	1,019.60	2.80(B)	1,022.00	2.81	0.56
Class T1	1,000.00	1,012.10	0.95(D)	1,020.90	3.91	0.81
Advisor Class	1,000.00	1,032.40	2.86(E)	1,021.00	3.81	0.77

Transamerica Floating Rate
Class A	1,000.00	1,023.80	5.27(B)	1,019.60	5.26	1.05(C)
Class C	1,000.00	1,021.00	9.02(B)	1,015.90	9.00	1.80(C)
Class I	1,000.00	1,025.00	4.02(B)	1,020.80	4.01	0.80(C)
Class I2	1,000.00	1,025.40	3.72(B)	1,021.10	3.71	0.74(C)
Class T1	1,000.00	1,004.50	1.20(D)	1,020.00	4.96	0.99(C)

Transamerica Global Equity
Class A	1,000.00	1,130.50	7.13(B)	1,018.10	6.76	1.35
Class B	1,000.00	1,126.20	11.07(B)	1,014.40	10.49	2.10
Class C	1,000.00	1,126.00	11.07(B)	1,014.40	10.49	2.10
Class I	1,000.00	1,131.70	5.81(B)	1,019.30	5.51	1.10
Class R6	1,000.00	1,131.60	5.81(B)	1,019.30	5.51	1.10
Class T1	1,000.00	1,026.70	1.65(D)	1,018.10	6.76	1.35
Advisor Class	1,000.00	1,099.40	4.27(E)	1,019.30	5.51	1.10

Transamerica Funds	Semi-Annual Report 2017

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Global Long/Short Equity
Class A	$1,000.00	$1,053.70	$21.64(B)	$1,003.70	$21.11	4.25	%(C)
Class I	1,000.00	1,054.70	20.38(B)	1,005.00	19.89	4.00	(C)
Class I2	1,000.00	1,054.70	20.38(B)	1,005.00	19.89	4.00	(C)
Class T1	1,000.00	1,013.70	6.02(D)	1,000.10	24.60	4.96	(C)
Advisor Class	1,000.00	1,055.80	15.40(E)	1,004.70	20.13	4.05	(C)

Transamerica Government Money Market
Class A	1,000.00	1,000.00	3.02(B)	1,021.80	3.06	0.61
Class B	1,000.00	1,000.00	2.98(B)	1,021.80	3.01	0.60
Class C	1,000.00	1,000.00	3.02(B)	1,021.80	3.06	0.61
Class I	1,000.00	1,000.00	3.02(B)	1,021.80	3.06	0.61
Class I2	1,000.00	1,000.00	2.93(B)	1,021.90	2.96	0.59

Transamerica Growth
Class I2	1,000.00	1,135.50	4.61(B)	1,020.50	4.36	0.87
Class R6	1,000.00	1,135.50	4.61(B)	1,020.50	4.36	0.87

Transamerica High Quality Bond
Class I3	1,000.00	1,000.00	0.10(H)	1,022.80	2.01	0.40
Class R	1,000.00	999.00	0.23(H)	1,020.10	4.71	0.94
Class R4	1,000.00	1,007.40	2.21(I)	1,021.50	3.36	0.67

Transamerica High Yield Bond
Class A	1,000.00	1,052.40	5.24(B)	1,019.70	5.16	1.03
Class B	1,000.00	1,048.10	9.39(B)	1,015.60	9.25	1.85
Class C	1,000.00	1,048.90	8.79(B)	1,016.20	8.65	1.73
Class I	1,000.00	1,052.70	3.72(B)	1,021.20	3.66	0.73
Class I2	1,000.00	1,054.30	3.21(B)	1,021.70	3.16	0.63
Class I3	1,000.00	1,019.90	0.61(J)	1,021.80	3.01	0.60
Class R	1,000.00	1,019.40	1.13(J)	1,019.30	5.51	1.10
Class R4	1,000.00	1,019.60	0.87(J)	1,020.60	4.26	0.85
Class R6	1,000.00	1,055.40	3.21(B)	1,021.70	3.16	0.63
Class T1	1,000.00	1,017.50	1.06(D)	1,020.50	4.36	0.87
Advisor Class	1,000.00	1,046.10	3.14(E)	1,020.70	4.16	0.83

Transamerica High Yield Muni
Class A	1,000.00	981.80	4.47(B)	1,020.30	4.56	0.91(C)
Class C	1,000.00	978.90	7.41(B)	1,017.30	7.55	1.51(C)
Class I	1,000.00	983.40	3.74(B)	1,021.00	3.81	0.76(C)
Class I2	1,000.00	982.80	3.44(B)	1,021.30	3.51	0.70(C)
Class T1	1,000.00	1,022.40	1.16(D)	1,020.10	4.76	0.95(C)

Transamerica Inflation Opportunities
Class A	1,000.00	1,004.70	4.97(B)	1,019.80	5.01	1.00
Class C	1,000.00	1,001.20	8.68(B)	1,016.10	8.75	1.75
Class I	1,000.00	1,006.20	3.73(B)	1,021.10	3.76	0.75
Class I2	1,000.00	1,006.60	3.63(B)	1,021.20	3.66	0.73
Class R6	1,000.00	1,006.60	3.63(B)	1,021.20	3.66	0.73
Class T1	1,000.00	1,014.60	1.19(D)	1,020.10	4.91	0.98

Transamerica Inflation-Protected Securities
Class I3	1,000.00	1,001.00	0.10(H)	1,022.80	2.01	0.40(C)
Class R	1,000.00	1,001.00	0.25(H)	1,019.80	5.01	1.00(C)
Class R4	1,000.00	1,014.30	2.22(I)	1,021.50	3.36	0.67(C)

Transamerica Intermediate Bond
Class I2	1,000.00	1,009.90	0.43(J)	1,022.70	2.11	0.42
Class I3	1,000.00	1,009.40	0.41(J)	1,022.80	2.01	0.40
Class R	1,000.00	1,008.80	0.92(J)	1,020.30	4.51	0.90
Class R4	1,000.00	1,019.40	2.16(I)	1,021.60	3.26	0.65

Transamerica Intermediate Muni
Class A	1,000.00	989.10	3.30(B)	1,021.50	3.36	0.67(C)
Class C	1,000.00	986.00	6.30(B)	1,018.40	6.41	1.28(C)
Class I	1,000.00	989.70	2.86(B)	1,021.90	2.91	0.58(C)
Class I2	1,000.00	990.10	2.32(B)	1,022.50	2.36	0.47(C)
Class T1	1,000.00	1,017.70	0.89(D)	1,021.40	3.66	0.73(C)
Advisor Class	1,000.00	1,036.30	2.60(E)	1,021.50	3.46	0.69(C)

Transamerica Funds	Semi-Annual Report 2017

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica International Equity
Class A	$1,000.00	$1,099.80	$6.30	(B)	$1,018.80	$6.06	1.21%
Class C	1,000.00	1,096.10	10.08	(B)	1,015.20	9.69	1.94
Class I	1,000.00	1,101.30	4.58	(B)	1,020.40	4.41	0.88
Class I2	1,000.00	1,102.20	4.07	(B)	1,020.90	3.91	0.78
Class I3	1,000.00	1,049.90	1.12	(K)	1,020.90	3.91	0.78
Class R	1,000.00	1,049.30	1.82	(K)	1,018.50	6.36	1.27
Class R4	1,000.00	1,049.30	1.47	(K)	1,019.70	5.16	1.03
Class R6	1,000.00	1,102.50	4.07	(B)	1,020.90	3.91	0.78
Class T1	1,000.00	1,028.20	1.25	(D)	1,019.60	5.11	1.02
Advisor Class	1,000.00	1,102.90	3.77	(E)	1,020.00	4.86	0.97

Transamerica International Small Cap Value
Class I	1,000.00	1,114.90	5.98	(B)	1,019.10	5.71	1.14
Class I2	1,000.00	1,114.90	5.45	(B)	1,019.60	5.21	1.04

Transamerica Large Cap Value
Class A	1,000.00	1,140.00	5.41	(B)	1,019.70	5.11	1.02
Class C	1,000.00	1,135.70	9.37	(B)	1,016.00	8.85	1.77
Class I	1,000.00	1,141.20	4.14	(B)	1,020.90	3.91	0.78
Class I2	1,000.00	1,141.70	3.61	(B)	1,021.40	3.41	0.68
Class R6	1,000.00	1,141.70	3.61	(B)	1,021.40	3.41	0.68
Class T1	1,000.00	1,002.50	1.12	(D)	1,020.00	4.66	0.93
Advisor Class	1,000.00	1,028.30	3.30	(E)	1,020.50	4.41	0.88

Transamerica Large Core
Class I3	1,000.00	999.60	0.89	(K)	1,021.60	3.21	0.64
Class R	1,000.00	999.30	1.59	(K)	1,019.10	5.71	1.14
Class R4	1,000.00	1,052.60	3.07	(I)	1,020.30	4.56	0.91

Transamerica Large Growth
Class I3	1,000.00	1,034.00	0.92	(K)	1,021.60	3.26	0.65
Class R	1,000.00	1,033.00	1.69	(K)	1,018.90	5.96	1.19
Class R4	1,000.00	1,131.90	3.19	(I)	1,020.30	4.56	0.91

Transamerica Mid Cap Growth
Class A	1,000.00	1,016.90	1.83	(K)	1,018.30	6.51	1.30
Class C	1,000.00	1,016.50	2.89	(K)	1,014.60	10.24	2.05
Class I	1,000.00	1,017.50	1.48	(K)	1,019.60	5.26	1.05
Class I2	1,000.00	1,017.50	1.42	(K)	1,019.80	5.06	1.01
Class I3	1,000.00	1,011.30	1.05	(K)	1,021.10	3.76	0.75
Class R	1,000.00	1,010.60	1.90	(K)	1,018.10	6.76	1.35
Class R4	1,000.00	1,079.20	3.42	(I)	1,019.80	5.01	1.00
Class T1	1,000.00	1,007.60	1.40	(D)	1,019.10	5.81	1.16
Advisor Class	1,000.00	1,017.50	1.48	(K)	1,019.60	5.26	1.05

Transamerica Mid Cap Value Opportunities
Class A	1,000.00	1,096.90	5.56	(B)	1,019.50	5.36	1.07
Class C	1,000.00	1,092.40	9.60	(B)	1,015.60	9.25	1.85
Class I	1,000.00	1,096.70	4.42	(B)	1,020.60	4.26	0.85
Class I2	1,000.00	1,098.20	3.95	(B)	1,021.00	3.81	0.76
Class I3	1,000.00	1,008.40	0.71	(J)	1,021.30	3.51	0.70
Class R	1,000.00	1,007.50	1.27	(J)	1,018.60	6.26	1.25
Class R4	1,000.00	1,008.40	0.92	(J)	1,020.30	4.51	0.90
Class R6	1,000.00	1,098.20	3.95	(B)	1,021.00	3.81	0.76
Class T1	1,000.00	996.70	1.20	(D)	1,019.80	5.01	1.00
Advisor Class	1,000.00	1,034.80	3.57	(E)	1,020.10	4.76	0.95

Transamerica MLP & Energy Income
Class A	1,000.00	1,090.80	8.19	(B)	1,017.00	7.90	1.58
Class C	1,000.00	1,086.90	12.16	(B)	1,013.10	11.73	2.35
Class I	1,000.00	1,092.30	6.69	(B)	1,018.40	6.46	1.29
Class I2	1,000.00	1,091.30	6.22	(B)	1,018.80	6.01	1.20
Class T1	1,000.00	1,008.50	1.74	(D)	1,017.50	7.20	1.44
Advisor Class	1,000.00	1,037.20	5.09	(E)	1,018.10	6.76	1.35

Transamerica Funds	Semi-Annual Report 2017

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Multi-Cap Growth
Class A	$1,000.00	$1,140.70	$6.63(B)	$1,018.60	$6.26	1.25%
Class B	1,000.00	1,134.90	10.59(B)	1,014.90	9.99	2.00
Class C	1,000.00	1,135.80	10.59(B)	1,014.90	9.99	2.00
Class I	1,000.00	1,140.90	5.15(B)	1,020.00	4.86	0.97
Class I2	1,000.00	1,142.40	4.25(B)	1,020.80	4.01	0.80
Class T1	1,000.00	1,012.20	1.27(D)	1,019.60	5.26	1.05
Advisor Class	1,000.00	1,084.40	3.85(E)	1,019.80	5.01	1.00

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,080.80	5.26(B)	1,019.70	5.11	1.02
Class B	1,000.00	1,074.70	11.06(B)	1,014.10	10.74	2.15
Class C	1,000.00	1,076.50	9.22(B)	1,015.90	8.95	1.79
Class I	1,000.00	1,081.90	4.18(B)	1,020.80	4.06	0.81
Class R6	1,000.00	1,082.40	3.67(B)	1,021.30	3.56	0.71
Class T1	1,000.00	1,007.60	1.15(D)	1,020.00	4.76	0.95
Advisor Class	1,000.00	1,007.30	1.40(F)	1,020.20	4.41	0.88

Transamerica Short-Term Bond
Class A	1,000.00	1,008.30	4.18(B)	1,020.60	4.21	0.84
Class C	1,000.00	1,004.40	8.05(B)	1,016.80	8.10	1.62
Class I	1,000.00	1,010.20	3.19(B)	1,021.60	3.21	0.64
Class I2	1,000.00	1,010.70	2.74(B)	1,022.10	2.76	0.55
Class R6	1,000.00	1,010.70	2.74(B)	1,022.10	2.76	0.55
Class T1	1,000.00	1,005.40	0.95(D)	1,020.90	3.96	0.79
Advisor Class	1,000.00	1,014.00	2.79(E)	1,021.10	3.76	0.75

Transamerica Small Cap Core
Class A	1,000.00	1,028.30	1.84(K)	1,018.30	6.51	1.30
Class C	1,000.00	1,027.70	2.90(K)	1,014.60	10.24	2.05
Class I	1,000.00	1,029.10	1.49(K)	1,019.60	5.26	1.05
Class I2	1,000.00	1,029.10	1.49(K)	1,019.60	5.26	1.05
Class I3	1,000.00	1,023.70	1.20(K)	1,020.60	4.26	0.85
Class R	1,000.00	1,022.80	2.12(K)	1,017.40	7.50	1.50
Class R4	1,000.00	1,012.00	3.70(I)	1,019.20	5.61	1.12
Class T1	1,000.00	1,003.50	1.57(D)	1,018.30	6.51	1.30
Advisor Class	1,000.00	1,028.10	1.49(K)	1,019.60	5.26	1.05

Transamerica Small Cap Growth
Class A	1,000.00	1,178.80	7.73(B)	1,017.70	7.15	1.43
Class C	1,000.00	1,173.30	11.75(B)	1,014.00	10.89	2.18
Class I	1,000.00	1,180.20	6.38(B)	1,018.90	5.91	1.18
Class I2	1,000.00	1,179.90	6.38(B)	1,018.90	5.91	1.18
Class I3	1,000.00	1,038.80	1.28(K)	1,020.30	4.51	0.90
Class R	1,000.00	1,038.80	2.21(K)	1,017.10	7.75	1.55
Class R4	1,000.00	1,038.80	1.64(K)	1,019.10	5.76	1.15
Class R6	1,000.00	1,179.90	6.38(B)	1,018.90	5.91	1.18
Class T1	1,000.00	1,019.00	1.70(D)	1,017.90	7.00	1.40
Advisor Class	1,000.00	1,048.90	4.43(E)	1,019.00	5.86	1.17

Transamerica Small Cap Value
Class A	1,000.00	1,017.10	0.32(H)	1,018.30	6.51	1.30
Class C	1,000.00	1,017.20	0.51(H)	1,014.60	10.24	2.05
Class I	1,000.00	1,017.00	0.26(H)	1,019.60	5.26	1.05
Class I2	1,000.00	1,017.00	0.26(H)	1,019.60	5.26	1.05
Class I3	1,000.00	1,017.90	0.21(H)	1,020.60	4.26	0.85
Class R	1,000.00	1,017.90	0.36(H)	1,017.60	7.30	1.46
Class R4	1,000.00	1,009.70	3.90(I)	1,018.90	5.91	1.18
Class R6	1,000.00	1,016.90	0.26(H)	1,019.60	5.26	1.05
Class T1	1,000.00	1,017.10	0.19(H)	1,021.00	3.86	0.77
Advisor Class	1,000.00	1,017.80	0.26(H)	1,019.60	5.26	1.05

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,193.80	7.02(B)	1,018.40	6.46	1.29
Class B	1,000.00	1,189.50	11.35(B)	1,014.40	10.44	2.09
Class C	1,000.00	1,190.20	10.70(B)	1,015.00	9.84	1.97
Class I	1,000.00	1,196.00	5.17(B)	1,020.10	4.76	0.95
Class I2	1,000.00	1,196.80	4.68(B)	1,020.50	4.31	0.86
Class R6	1,000.00	1,196.90	4.68(B)	1,020.50	4.31	0.86
Class T1	1,000.00	1,006.40	1.33(D)	1,019.10	5.51	1.10
Advisor Class	1,000.00	1,046.00	3.97(E)	1,019.60	5.26	1.05

Transamerica Funds	Semi-Annual Report 2017

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Strategic High Income
Class A	$1,000.00	$1,081.90	$6.19(B)	$1,018.80	$6.01	1.20%
Class C	1,000.00	1,078.30	10.05(B)	1,015.10	9.74	1.95
Class I	1,000.00	1,083.20	4.91(B)	1,020.10	4.76	0.95
Class I2	1,000.00	1,079.80	4.49(B)	1,020.50	4.36	0.87
Class T1	1,000.00	1,013.00	1.36(D)	1,019.20	5.61	1.12
Advisor Class	1,000.00	1,053.80	3.61(E)	1,020.20	4.76	0.95

Transamerica Unconstrained Bond
Class I	1,000.00	1,042.10	4.81(B)	1,020.10	4.76	0.95
Class I2	1,000.00	1,044.30	4.11(B)	1,020.80	4.06	0.81
Advisor Class	1,000.00	1,046.60	3.60(E)	1,020.00	4.76	0.95

Transamerica US Growth
Class A	1,000.00	1,137.60	6.31(B)	1,018.90	5.96	1.19
Class B	1,000.00	1,132.20	11.47(B)	1,014.00	10.84	2.17
Class C	1,000.00	1,133.30	10.47(B)	1,015.00	9.89	1.98
Class I	1,000.00	1,139.50	4.67(B)	1,020.40	4.41	0.88
Class I2	1,000.00	1,140.00	3.98(B)	1,021.10	3.76	0.75
Class T	1,000.00	1,139.80	4.40(B)	1,020.70	4.16	0.83
Class T1	1,000.00	1,021.80	1.21(D)	1,020.00	4.96	0.99
Advisor Class	1,000.00	1,110.80	3.67(E)	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Class commenced operations on March 17, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (44 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(E)	Class commenced operations on December 16, 2016. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (135 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(F)	Class commenced operations on March 3, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(G)	Class commenced operations on November 11, 2016. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (170 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(H)	Class commenced operations on April 21, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (9 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(I)	During the period, the fiscal year end of the Fund changed to October 31. The Hypothetical Expense Example represents activity for the four months of January 1, 2017 - April 30, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (120 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(J)	Class commenced operations on March 24, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (37 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2017

Understanding Your Funds’ Expenses (continued)

(unaudited)

(K)	Class commenced operations on March 10, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2017. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2017

Schedules of Investments Composition

At April 30, 2017

(unaudited)

Transamerica Bond

Fund Characteristics	Years
Average Maturity§	7.05
Duration†	5.00

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	2.7%
AAA	8.6
AA	1.0
A	10.2
BBB	45.4
BB	15.3
B	8.4
CCC and Below	1.9
NR (Not Rated)	13.2
Net Other Assets (Liabilities)	(6.7)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	93.8%
Repurchase Agreement	6.0
Securities Lending Collateral	4.7
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Net Other Assets (Liabilities)	(4.5)
Total	100.0%

Transamerica Concentrated Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.1%
Securities Lending Collateral	1.8
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(1.7)
Total	100.0%

Transamerica Dividend Focused

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Repurchase Agreement	2.6
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Transamerica Dynamic Allocation

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	59.4%
Securities Lending Collateral	28.5
U.S. Fixed Income Fund	14.8
International Fixed Income Fund	14.8
International Equity Fund	10.0
Repurchase Agreement	0.7
Exchange-Traded Options Purchased	0.4
Net Other Assets (Liabilities)	(28.6)
Total	100.0%

Transamerica Dynamic Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	49.1%
U.S. Equity Funds	30.8
Securities Lending Collateral	25.8
International Fixed Income Funds	19.9
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(26.0)
Total	100.0%

Transamerica Emerging Markets Debt

Fund Characteristics	Years
Average Maturity§	8.16
Duration†	4.67

Credit Quality‡	Percentage of Net Assets
AAA	7.1%
AA	0.4
A	9.2
BBB	27.9
BB	27.2
B	20.5
CCC and Below	5.2
NR (Not Rated)	7.7
Net Other Assets (Liabilities)^	(5.2)
Total	100.0%

Transamerica Emerging Markets Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	95.0%
Repurchase Agreement	4.2
Securities Lending Collateral	1.5
Preferred Stock	0.5
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Transamerica Event Driven

Asset Allocation	Percentage of Net Assets
Convertible Bonds	54.2%
Common Stocks	24.3
Corporate Debt Securities	18.5
Securities Lending Collateral	4.5
Repurchase Agreement	1.1
Convertible Preferred Stock	0.4
Exchange-Traded Options Purchased	0.2
Exchange-Traded Funds Sold Short	(1.0)
Common Stocks Sold Short	(11.0)
Net Other Assets (Liabilities)^	8.8
Total	100.0%

Transamerica Funds	Semi-Annual Report 2017

Schedules of Investments Composition (continued)

At April 30, 2017

(unaudited)

Transamerica Flexible Income

Fund Characteristics	Years
Average Maturity§	5.37
Duration†	3.56

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	11.7%
AAA	4.6
AA	4.3
A	20.3
BBB	32.2
BB	9.8
B	11.1
CCC and Below	5.7
NR (Not Rated)	7.6
Net Other Assets (Liabilities)	(7.3)
Total	100.0%

Transamerica Floating Rate

Fund Characteristics	Years
Average Maturity§	4.81
Duration†	0.41

Credit Quality‡	Percentage of Net Assets
AAA	10.6%
BBB	3.6
BB	30.9
B	55.3
CCC and Below	3.2
NR (Not Rated)	4.7
Net Other Assets (Liabilities)	(8.3)
Total	100.0%

Transamerica Global Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Repurchase Agreement	0.7
Securities Lending Collateral	0.5
Preferred Stock	0.4
Net Other Assets (Liabilities)	0.4
Total	100.0%

Transamerica Global Long/Short Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	143.7%
Master Limited Partnerships	2.2
Exchange-Traded Options Purchased	0.0 *
Common Stocks Sold Short	(80.0)
Net Other Assets (Liabilities)^	34.1
Total	100.0%

Transamerica Government Money Market

Fund Characteristics	Years
Average Maturity§	0.28
Duration†	0.07

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	41.3%
Short-Term U.S. Government Agency Obligations	27.7
U.S. Government Agency Obligations	23.1
Short-Term U.S. Government Obligations	8.1
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	100.1%
Securities Lending Collateral	1.6
Net Other Assets (Liabilities)	(1.7)
Total	100.0%

Transamerica High Quality Bond

Fund Characteristics	Years
Average Maturity§	2.08
Duration†	1.83

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	24.4%
AAA	28.4
AA	12.9
A	16.8
BBB	14.3
Net Other Assets (Liabilities)	3.2
Total	100.0%

Transamerica High Yield Bond

Fund Characteristics	Years
Average Maturity§	5.69
Duration†	3.51

Credit Quality‡	Percentage of Net Assets
AAA	2.6%
BBB	5.8
BB	34.6
B	44.0
CCC and Below	9.9
NR (Not Rated)	10.1
Net Other Assets (Liabilities)	(7.0)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2017

Schedules of Investments Composition (continued)

At April 30, 2017

(unaudited)

Transamerica High Yield Muni

Fund Characteristics	Years
Average Maturity§	10.94
Duration†	7.50

Credit Quality‡	Percentage of Net Assets
AAA	6.3%
AA	31.6
A	15.1
BBB	25.5
BB	6.7
B	3.2
NR (Not Rated)	13.4
Net Other Assets (Liabilities)	(1.8)
Total	100.0%

Transamerica Inflation Opportunities

Fund Characteristics	Years
Average Maturity§	10.42
Duration†	6.68

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	66.0%
AAA	1.3
AA	13.2
A	3.1
BBB	13.7
BB	2.5
B	0.3
NR (Not Rated)	0.3
Net Other Assets (Liabilities)^	(0.4)
Total	100.0%

Transamerica Inflation-Protected Securities

Fund Characteristics	Years
Average Maturity§	N/A
Duration†	N/A

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	96.2%
AA	1.4
BBB	1.7
B	0.0 *
NR (Not Rated)	1.4
Net Other Assets (Liabilities)^	(0.7)
Total	100.0%

Transamerica Intermediate Bond

Fund Characteristics	Years
Average Maturity§	8.01
Duration†	5.73

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	41.7%
AAA	13.1
AA	4.6
A	16.9
BBB	22.1
BB	1.5
B	1.3
CCC and Below	0.4
NR (Not Rated)	14.3
Net Other Assets (Liabilities)	(15.9)
Total	100.0%

Transamerica Intermediate Muni

Fund Characteristics	Years
Average Maturity§	6.28
Duration†	5.26

Credit Quality‡	Percentage of Net Assets
AAA	13.8%
AA	61.2
A	9.8
BBB	8.6
BB	1.3
B	0.3
CCC and Below	0.0 *
NR (Not Rated)	4.9
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	94.7%
Repurchase Agreement	5.2
Securities Lending Collateral	5.1
Preferred Stock	0.6
Net Other Assets (Liabilities)	(5.6)
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Securities Lending Collateral	4.0
Repurchase Agreement	3.0
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	94.2%
Repurchase Agreement	6.8
Securities Lending Collateral	0.5
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica Large Core

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Net Other Assets (Liabilities)	1.0
Total	100.0%

Transamerica Large Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.9%
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Funds	Semi-Annual Report 2017

Schedules of Investments Composition (continued)

At April 30, 2017

(unaudited)

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.9%
Securities Lending Collateral	4.5
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(4.8)
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	95.4%
Repurchase Agreement	5.8
Securities Lending Collateral	1.5
Net Other Assets (Liabilities)	(2.7)
Total	100.0%

Transamerica MLP & Energy Income

Asset Allocation	Percentage of Net Assets
Common Stocks	50.0%
Master Limited Partnerships	40.8
Corporate Debt Securities	4.1
Securities Lending Collateral	2.8
Convertible Preferred Stock	2.0
Repurchase Agreement	1.9
Loan Assignment	0.4
Net Other Assets (Liabilities)^	(2.0)
Total	100.0%

Transamerica Multi-Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.3%
Securities Lending Collateral	2.8
Repurchase Agreement	0.6
Convertible Preferred Stock	0.1
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	59.5%
Corporate Debt Securities	15.3
U.S. Government Obligations	9.1
U.S. Government Agency Obligations	6.3
Mortgage-Backed Securities	4.2
Commercial Paper	3.6
Asset-Backed Securities	2.6
Repurchase Agreement	2.4
Short-Term U.S. Government Obligations	1.0
Short-Term U.S. Government Agency Obligations	1.0
Securities Lending Collateral	0.7
Foreign Government Obligations	0.4
Municipal Government Obligations	0.3
Preferred Stocks	0.0 *
Net Other Assets (Liabilities)^	(6.4)
Total	100.0%

Transamerica Short-Term Bond

Fund Characteristics	Years
Average Maturity§	2.37
Duration†	1.70

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	0.0%*
AAA	12.6
AA	11.1
A	27.3
BBB	42.0
BB	1.6
B	2.0
CCC and Below	1.1
NR (Not Rated)	3.2
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

Transamerica Small Cap Core

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Securities Lending Collateral	4.7
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(3.9)
Total	100.0%

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	95.7%
Securities Lending Collateral	9.8
Repurchase Agreement	4.7
Net Other Assets (Liabilities)	(10.2)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.3%
Securities Lending Collateral	8.3
Master Limited Partnerships	1.9
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(8.5)
Total	100.0%

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.6%
Securities Lending Collateral	6.3
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(3.4)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2017

Schedules of Investments Composition (continued)

At April 30, 2017

(unaudited)

Transamerica Strategic High Income

Asset Allocation	Percentage of Net Assets
Common Stocks	53.3%
Corporate Debt Securities	35.6
Securities Lending Collateral	7.4
Preferred Stocks	5.6
Master Limited Partnerships	4.4
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(6.5)
Total	100.0%

Transamerica Unconstrained Bond

Fund Characteristics	Years
Average Maturity§	12.56
Duration†	1.20

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	12.0%
AAA	33.3
AA	1.8
A	15.1
BBB	16.1
BB	15.6
B	10.9
CCC and Below	0.5
NR (Not Rated)	5.1
Net Other Assets (Liabilities)^	(10.4)
Total	100.0%

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Securities Lending Collateral	0.6
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.2%
Cayman Islands - 1.2%
AIM Aviation Finance, Ltd. Series 2015-1A, Class A1, 4.21% (A), 02/15/2040 (B)	$ 2,603,333	$ 2,609,842

United States - 8.0%
AMPLIT Trust Series 2015-A, Class A, 5.00%, 09/15/2021 (B)	546,637	547,915
Bayview Opportunity Master Fund IVb Trust Series 2017-RN1, Class A1, 3.60% (A), 02/28/2032 (B)	195,324	195,138
Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class A, 4.21% (A), 12/16/2041 (B)	447,891	453,257
CAM Mortgage Trust Series 2016-1, Class A, 4.00% (A), 01/15/2056 (B)	151,439	150,912
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	1,030,000	1,050,755
Series 2016-C, Class D,
5.92%, 06/15/2022 (B)	825,000	875,552
CWABS Asset-Backed Certificates Trust Series 2004-13, Class AF5B, 4.86% (A), 05/25/2035	427,781	435,464
DT Auto Owner Trust
Series 2016-1A, Class D,
4.66%, 12/15/2022 (B)	250,000	255,363
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	550,000	550,080
First Investors Auto Owner Trust
Series 2014-3A, Class D,
3.85%, 02/15/2022 (B)	725,000	736,174
Series 2016-2A, Class D,
3.35%, 11/15/2022 (B)	200,000	199,695
Flagship Credit Auto Trust Series 2015-1, Class C, 3.76%, 06/15/2021 (B)	1,400,000	1,411,604
Home Partners of America Trust Series 2016-1, Class D, 4.29% (A), 03/17/2033 (B)	1,000,000	1,010,784
Merlin Aviation Holdings DAC Series 2016-1, Class A, 4.50% (A), 12/15/2032 (B)	428,718	419,273
NYMT Residential Series 2016-RP1A, Class A, 4.00% (A), 03/25/2021 (B)	189,484	187,868
OneMain Financial Issuance Trust
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	1,015,000	1,009,211
Series 2015-3A, Class B,
4.16%, 11/20/2028 (B)	980,000	946,903
RCO Mortgage LLC Series 2016-1, Class A, 4.50% (A), 11/25/2047	157,548	157,657
SLM Private Credit Student Loan Trust Series 2003-B, Class A3, 3.32% (A), 03/15/2033	1,050,000	1,048,055

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
SoFi Professional Loan Program LLC
Series 2015-D, Class B,
3.59%, 10/26/2037 (B)	$ 1,238,806	$ 1,248,268
Series 2016-C, Class B,
3.35% (A), 05/25/2037 (B)	240,000	237,515
Series 2016-E, Class B,
3.44% (A), 07/25/2040 (B)	445,000	442,807
TAL Advantage V LLC Series 2014-3A, Class A, 3.27%, 11/21/2039 (B)	1,076,833	1,057,819
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50% (A), 03/25/2047 (B)	185,879	185,757
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50% (A), 03/25/2047 (B)	345,332	345,626
VOLT XXII LLC Series 2015-NPL4, Class A2, 4.25% (A), 02/25/2055 (B)	99,692	99,010
VOLT XXXIII LLC Series 2015-NPL5, Class A1, 3.50% (A), 03/25/2055 (B)	764,337	767,301
VOLT XXXV Series 2016-NPL9, Class A1, 3.50% (A), 09/25/2046 (B)	961,134	964,017

		16,989,780

Total Asset-Backed Securities (Cost $19,351,685)		19,599,622

CONVERTIBLE BONDS - 3.0%
Bermuda - 0.3%
Horizon Pharma Investment, Ltd. 2.50%, 03/15/2022	580,000	541,212

United States - 2.7%
BioMarin Pharmaceutical, Inc. 1.50%, 10/15/2020	931,000	1,153,858
Chesapeake Energy Corp. 5.50%, 09/15/2026 (B)	660,000	649,275
Evolent Health, Inc. 2.00%, 12/01/2021 (B)	225,000	275,906
Hercules Capital, Inc. 4.38%, 02/01/2022 (B)	50,000	51,875
Impax Laboratories, Inc. 2.00%, 06/15/2022	705,000	594,403
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	440,000	458,700
Liberty Media Corp. 2.25%, 09/30/2046 (B)	560,000	610,050
Macquarie Infrastructure Corp. 2.00%, 10/01/2023	800,000	790,000
Nabors Industries, Inc. 0.75%, 01/15/2024 (B) (C)	550,000	473,344
Neurocrine Biosciences, Inc. 2.25%, 05/15/2024 (B) (D)	160,000	166,000
Rovi Corp. 0.50%, 03/01/2020 (C)	135,000	133,313

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
RWT Holdings, Inc. 5.63%, 11/15/2019	$ 440,000	$ 452,650

		5,809,374

Total Convertible Bonds (Cost $6,185,112)		6,350,586

CORPORATE DEBT SECURITIES - 60.9%
Argentina - 0.5%
Banco Hipotecario SA 21.35% (A), 01/12/2020 (B)	ARS 8,446,000	559,592
YPF SA 23.08% (A), 07/07/2020 (B)	$ 400,000	436,500

		996,092

Austria - 0.3%
BRF GmbH 4.35%, 09/29/2026 (B) (C)	665,000	626,098
OGX Austria GmbH
8.38%, 04/01/2022 (B) (E) (F) (G)	6,100,000	610
8.50%, 06/01/2018 (B) (E) (F) (G)	600,000	6

		626,714

Bermuda - 0.6%
Aircastle, Ltd.
4.13%, 05/01/2024	860,000	874,620
5.50%, 02/15/2022	145,000	157,020
Sirius International Group, Ltd. 4.60%, 11/01/2026 (B)	330,000	317,655

		1,349,295

Canada - 2.4%
Baytex Energy Corp.
5.13%, 06/01/2021 (B)	20,000	18,700
5.63%, 06/01/2024 (B)	290,000	265,350
Canadian Natural Resources, Ltd.
3.90%, 02/01/2025	105,000	106,217
6.25%, 03/15/2038	480,000	544,881
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	488,400
6.50%, 01/15/2025 (B)	130,000	128,375
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (B)	270,000	197,775
6.38%, 10/15/2020 (B) (C)	3,900,000	3,349,125

		5,098,823

Colombia - 0.4%
Ecopetrol SA 5.88%, 05/28/2045	1,025,000	940,642

France - 1.9%
Credit Agricole SA 4.38%, 03/17/2025 (B) (C)	2,790,000	2,836,738
Societe Generale SA 4.25%, 04/14/2025 (B)	1,115,000	1,116,383

		3,953,121

Italy - 1.2%
Enel SpA 8.75% (A), 09/24/2073 (B)	1,208,000	1,413,360

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy (continued)
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (B)	$ 1,200,000	$ 1,143,317

		2,556,677

Luxembourg - 0.4%
Cosan Luxembourg SA 7.00%, 01/20/2027 (B)	530,000	553,214
Raizen Fuels Finance SA 5.30%, 01/20/2027 (B)	200,000	206,802

		760,016

Mexico - 2.4%
America Movil SAB de CV 8.46%, 12/18/2036	MXN 47,400,000	2,272,400
Cemex SAB de CV 7.75%, 04/16/2026 (B) (C)	$ 1,060,000	1,208,400
Petroleos Mexicanos 7.47%, 11/12/2026	MXN 22,025,500	1,020,823
Unifin Financiera SAB de CV SOFOM ENR 7.25%, 09/27/2023 (B) (C)	$ 655,000	671,375

		5,172,998

Multi-National - 0.5%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	945,000	975,712
7.25%, 06/01/2021 (B)	60,000	61,650

		1,037,362

Netherlands - 3.6%
ABN AMRO Bank NV 4.75%, 07/28/2025 (B)	1,080,000	1,127,890
Embraer Netherlands Finance BV
5.05%, 06/15/2025	720,000	741,600
5.40%, 02/01/2027	490,000	509,600
Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	1,395,000	1,604,572
Petrobras Global Finance BV
6.25%, 03/17/2024 (C)	1,430,000	1,479,335
6.75%, 01/27/2041	1,480,000	1,394,900
6.88%, 01/20/2040	730,000	697,150

		7,555,047

Spain - 0.3%
Santander Issuances SAU 5.18%, 11/19/2025	600,000	631,037

United Kingdom - 2.1%
Barclays PLC 4.38%, 09/11/2024	1,685,000	1,712,659
Lloyds Banking Group PLC
4.50%, 11/04/2024	435,000	450,180
4.58%, 12/10/2025	228,000	235,867
4.65%, 03/24/2026	420,000	436,127
Royal Bank of Scotland Group PLC 5.13%, 05/28/2024	560,000	575,737
Standard Chartered PLC 4.30%, 02/19/2027 (B) (C)	1,015,000	1,013,130

		4,423,700

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 44.3%
Alcatel-Lucent USA, Inc. 6.50%, 01/15/2028	$ 1,865,000	$ 2,060,825
American Airlines Pass-Through Trust
3.70%, 11/01/2024	982,678	960,567
4.38%, 04/01/2024	658,350	662,465
4.95%, 08/15/2026	235,000	239,700
AT&T, Inc.
4.35%, 06/15/2045	85,000	75,432
4.50%, 03/09/2048	1,050,000	946,310
4.75%, 05/15/2046	195,000	182,659
5.25%, 03/01/2037	2,160,000	2,215,296
Avnet, Inc. 4.63%, 04/15/2026	1,075,000	1,099,109
Bank of America Corp. 4.25%, 10/22/2026, MTN	1,599,000	1,630,312
Brixmor Operating Partnership, LP
3.25%, 09/15/2023	735,000	723,564
4.13%, 06/15/2026	400,000	405,092
Bruce Mansfield Pass-Through Trust 6.85%, 06/01/2034 (G)	1,480,381	555,143
CBRE Services, Inc. 4.88%, 03/01/2026	1,625,000	1,710,530
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023 (B)	1,070,000	1,116,812
Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	1,110,000	1,303,554
Chesapeake Energy Corp.
4.88%, 04/15/2022 (C)	260,000	238,550
5.75%, 03/15/2023	35,000	32,550
Cimarex Energy Co. 4.38%, 06/01/2024	335,000	351,769
Continental Airlines Pass-Through Trust 5.50%, 04/29/2022	609,455	639,166
Continental Resources, Inc. 3.80%, 06/01/2024	1,250,000	1,175,000
Cox Communications, Inc.
3.85%, 02/01/2025 (B) (C)	1,685,000	1,690,176
4.50%, 06/30/2043 (B)	120,000	105,002
4.80%, 02/01/2035 (B)	400,000	377,785
CVS Pass-Through Trust 4.70%, 01/10/2036 (B)	2,558,507	2,689,247
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	2,095,000	2,300,999
8.35%, 07/15/2046 (B)	815,000	1,054,836
Energy Transfer Partners, LP 4.05%, 03/15/2025	1,710,000	1,708,405
EnLink Midstream Partners, LP
4.15%, 06/01/2025	350,000	351,450
4.40%, 04/01/2024	105,000	107,724
Express Scripts Holding Co. 3.40%, 03/01/2027	1,105,000	1,051,621
Ford Motor Credit Co. LLC 4.39%, 01/08/2026, MTN	1,070,000	1,102,216
Forethought Financial Group, Inc. 8.63%, 04/15/2021 (B) (G)	705,000	788,870

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Freeport-McMoRan, Inc. 4.55%, 11/14/2024 (C)	$ 370,000	$ 347,615
General Electric Co. 5.00% (A), 01/21/2021 (H)	315,000	332,246
General Motors Financial Co., Inc. 5.25%, 03/01/2026	2,935,000	3,164,602
Glencore Funding LLC 4.63%, 04/29/2024 (B)	1,670,000	1,745,958
Halcon Resources Corp. 6.75%, 02/15/2025 (B) (C)	550,000	528,000
HCA, Inc.
4.50%, 02/15/2027	1,415,000	1,428,428
5.25%, 04/15/2025 - 06/15/2026	855,000	916,328
7.05%, 12/01/2027	180,000	198,900
7.58%, 09/15/2025, MTN	1,020,000	1,144,950
7.69%, 06/15/2025	340,000	387,600
7.75%, 07/15/2036, MTN	125,000	137,813
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	1,580,000	1,660,182
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025 (B) (C)	465,000	477,787
4.88%, 04/01/2027 (B)	430,000	440,750
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 5.88%, 02/01/2022	515,000	529,806
IFM US Colonial Pipeline 2 LLC 6.45%, 05/01/2021 (B)	2,300,000	2,489,435
INVISTA Finance LLC 4.25%, 10/15/2019 (B)	3,725,000	3,827,437
Jabil Circuit, Inc. 4.70%, 09/15/2022	1,090,000	1,144,500
Jefferies Group LLC 6.25%, 01/15/2036	1,635,000	1,734,545
Keysight Technologies, Inc. 4.55%, 10/30/2024	1,085,000	1,128,869
Kinder Morgan, Inc. 4.30%, 06/01/2025	1,630,000	1,697,870
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.88%, 08/01/2021 (B)	695,000	705,425
LafargeHolcim Finance US LLC 3.50%, 09/22/2026 (B)	200,000	196,430
Level 3 Financing, Inc. 5.38%, 08/15/2022	65,000	67,126
Mackinaw Power LLC 6.30%, 10/31/2023 (B) (G)	687,800	728,540
Masco Corp.
6.50%, 08/15/2032	895,000	1,063,105
7.75%, 08/01/2029	415,000	542,259
Morgan Stanley 4.35%, 09/08/2026, MTN	3,175,000	3,283,598
New York Life Global Funding 1.50%, 10/24/2019 (B)	2,220,000	2,192,672
Newfield Exploration Co.
5.38%, 01/01/2026	605,000	634,494
5.63%, 07/01/2024	525,000	554,862

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nuance Communications, Inc. 1.00%, 12/15/2035	$ 575,000	$ 555,594
Oasis Petroleum, Inc. 6.88%, 03/15/2022 (C)	265,000	268,313
Old Republic International Corp.
3.88%, 08/26/2026	855,000	848,054
4.88%, 10/01/2024	800,000	853,878
Owens Corning 7.00%, 12/01/2036	705,000	878,672
PepsiCo, Inc. 1.35%, 10/04/2019	2,215,000	2,200,618
QEP Resources, Inc. 5.25%, 05/01/2023	228,000	222,870
Quicken Loans, Inc. 5.75%, 05/01/2025 (B)	1,125,000	1,136,250
Retail Opportunity Investments Partnership, LP 4.00%, 12/15/2024	1,980,000	1,916,490
Rice Energy, Inc. 6.25%, 05/01/2022	430,000	449,621
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	1,000,000	1,093,222
5.88%, 06/30/2026 (B)	515,000	574,286
Santander Holdings USA, Inc. 4.50%, 07/17/2025	89,000	90,864
SM Energy Co.
5.00%, 01/15/2024 (C)	450,000	424,125
5.63%, 06/01/2025 (C)	205,000	195,775
Smithfield Foods, Inc. 4.25%, 02/01/2027 (B)	340,000	347,201
Solvay Finance America LLC 4.45%, 12/03/2025 (B)	400,000	423,710
Southwestern Energy Co. 4.10%, 03/15/2022 (C)	625,000	584,375
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	155,000	156,273
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 6.38%, 08/01/2022	760,000	783,180
Tenet Healthcare Corp. 7.50%, 01/01/2022 (B) (C)	145,000	155,150
Tesoro Corp.
4.75%, 12/15/2023 (B)	440,000	460,900
5.13%, 12/15/2026 (B)	545,000	580,425
Tesoro Logistics, LP / Tesoro Logistics Finance Corp. 5.25%, 01/15/2025	110,000	116,738
Time Warner Cable LLC
4.50%, 09/15/2042	590,000	541,170
5.50%, 09/01/2041	1,080,000	1,118,231
UAL Pass-Through Trust 6.64%, 01/02/2024	1,936,097	2,088,564
Universal Health Services, Inc.
4.75%, 08/01/2022 (B)	440,000	452,390
5.00%, 06/01/2026 (B)	1,765,000	1,818,532
Verizon Communications, Inc. 5.25%, 03/16/2037	1,505,000	1,559,221

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Viacom, Inc.
4.38%, 03/15/2043	$ 1,025,000	$ 911,906
4.85%, 12/15/2034	65,000	63,930
5.85%, 09/01/2043	285,000	306,323
6.25% (A), 02/28/2057	65,000	66,706
Weyerhaeuser Co. 6.88%, 12/15/2033	1,330,000	1,643,050
Whiting Petroleum Corp. 5.75%, 03/15/2021	610,000	606,950
Williams Partners, LP / ACMP Finance Corp. 4.88%, 03/15/2024	645,000	669,187

		94,247,612

Total Corporate Debt Securities (Cost $132,359,866)		129,349,136

FOREIGN GOVERNMENT OBLIGATIONS - 8.6%
Argentina - 0.4%
Provincia de Buenos Aires
6.50%, 02/15/2023 (B)	410,000	422,997
7.88%, 06/15/2027 (B)	400,000	417,572

		840,569

Canada - 2.3%
Province of Ontario 2.00%, 01/30/2019	4,945,000	4,979,368

Mexico - 1.3%
Mexico Bonos
Series M,
5.75%, 03/05/2026	MXN 16,033,100	773,624
6.50%, 06/10/2021	39,678,400	2,066,306

		2,839,930

Norway - 1.0%
Norway Government Bond 4.50%, 05/22/2019 (I)	NOK 17,070,000	2,143,559

Supranational - 3.6%
Africa Finance Corp. 3.88%, 04/13/2024 (B)	$ 260,000	258,102
European Bank for Reconstruction & Development 6.40%, 03/04/2019, MTN	INR 62,950,000	978,994
European Investment Bank 8.75%, 09/18/2021, MTN (I)	TRY 8,165,000	2,146,055
International Bank for Reconstruction & Development 4.50%, 08/03/2017	COP 7,020,000,000	2,370,479
International Finance Corp. 7.80%, 06/03/2019, MTN	INR 113,340,000	1,810,598

		7,564,228

Total Foreign Government Obligations (Cost $19,301,449)		18,367,654

LOAN ASSIGNMENTS - 1.1%
United States - 1.1%
Chemours Co. Term Loan B, 6.00% (A), 05/12/2022 (D)	$ 669,482	672,202

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
United States (continued)
Chesapeake Energy Corp. Term Loan, 8.55% (A), 08/23/2021	$ 1,556,305	$ 1,678,215

Total Loan Assignments (Cost $2,225,787)		2,350,417

MORTGAGE-BACKED SECURITIES - 6.8%
United States - 6.8%
Alternative Loan Trust
Series 2003-20CB, Class 2A1,
5.75%, 10/25/2033	523,105	538,447
Series 2003-22CB, Class 1A1,
5.75%, 12/25/2033	314,620	321,865
Series 2003-9T1, Class A7,
5.50%, 07/25/2033	509,360	504,432
Series 2004-16CB, Class 1A1,
5.50%, 07/25/2034	210,196	214,265
Series 2004-16CB, Class 3A1,
5.50%, 08/25/2034	240,351	246,846
Series 2004-J3, Class 1A1,
5.50%, 04/25/2034	462,872	469,963
Banc of America Funding Trust
Series 2005-7, Class 3A1,
5.75%, 11/25/2035	600,259	614,727
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1.26% (A), 04/25/2035	407,380	338,648
COMM Mortgage Trust
Series 2016-SAVA, Class C,
3.99% (A), 10/15/2034 (B)	670,000	672,761
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-27, Class 4A4,
5.75%, 11/25/2033	116,076	121,288
GMACM Mortgage Loan Trust
Series 2005-AR4, Class 3A1,
3.60% (A), 07/19/2035	669,894	646,674
GS Mortgage Securities Trust
Series 2007-GG10, Class AM,
5.77% (A), 08/10/2045	1,180,000	1,186,272
GSR Mortgage Loan Trust
Series 2004-14, Class 5A1,
3.21% (A), 12/25/2034	692,365	686,859
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2005-16IP, Class A1, 1.63% (A), 07/25/2045	185,029	155,298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1, Class C, 6.40% (A), 06/15/2043 (B) (G)	1,211,000	1,170,429
JPMorgan Mortgage Trust Series 2005-A1, Class 6T1, 3.34% (A), 02/25/2035	388,832	382,598
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	394,662	407,559
Series 2004-5, Class 2A1,
6.00%, 06/25/2034	447,234	462,766

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-20, Class 8A7, 5.75%, 11/25/2034	$ 781,709	$ 790,331
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class D, 4.91% (A), 05/10/2063 (B)	345,000	342,054
VOLT LI LLC Series 2016-NP11, Class A1, 3.50% (A), 10/25/2046 (B)	628,443	629,539
WFRBS Commercial Mortgage Trust
Series 2011-C2, Class D,
5.79% (A), 02/15/2044 (B)	635,000	663,503
Series 2012-C7, Class E,
4.99% (A), 06/15/2045 (B)	840,000	801,964
Working Cap Solutions Funding LLC Series 2016-1, Class TSTC, 7.71%, 08/27/2017 (G)	2,000,000	2,000,000

Total Mortgage-Backed Securities (Cost $14,117,100)		14,369,088

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
4.29% (A), 10/25/2027	1,000,000	1,084,893
5.24% (A), 11/25/2023	1,350,000	1,488,494

Total U.S. Government Agency Obligations (Cost $2,309,108)		2,573,387

U.S. GOVERNMENT OBLIGATION - 1.5%
U.S. Treasury Note 1.25%, 03/31/2019	3,180,000	3,179,256

Total U.S. Government Obligation (Cost $3,179,641)		3,179,256

	Shares	Value
COMMON STOCKS - 1.7%
Brazil - 0.0% (J)
OGX Petroleo e Gas SA, ADR (F)	106,674	31,469

Colombia - 0.2%
Pacific Exploration and Production Corp. (F)	15,581	467,983

United States - 1.5%
Bristol-Myers Squibb Co.	16,527	926,339
Whiting Petroleum Corp. (F)	270,591	2,245,905

		3,172,244

Total Common Stocks (Cost $5,528,580)		3,671,696

CONVERTIBLE PREFERRED STOCKS - 1.1%
Bermuda - 0.3%
Bunge, Ltd. 4.88%	5,983	642,574

Ireland - 0.1%
Allergan PLC Series A, 5.50%	147	127,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
United States - 0.7%
Belden, Inc. 6.75%	1,873	$ 184,434
Chesapeake Energy Corp. 5.75%	1,385	907,175
Wells Fargo & Co. Series L, Class A, 7.50%	432	548,640

		1,640,249

Total Convertible Preferred Stocks (Cost $2,101,605)		2,410,093

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (K)	15,952,448	15,952,448

Total Securities Lending Collateral (Cost $15,952,448)		15,952,448

	Principal	Value
REPURCHASE AGREEMENT - 4.1%

State Street Bank & Trust Co. 0.09% (K), dated 04/28/2017, to be repurchased at $8,614,495 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $8,791,009.

	$ 8,614,430	$ 8,614,430

Total Repurchase Agreement (Cost $8,614,430)		8,614,430

Total Investments (Cost $231,226,811) (L)		226,787,813
Net Other Assets (Liabilities) - (6.7)%		(14,210,494)

Net Assets - 100.0%		$ 212,577,319

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	13.5%	$30,608,789
Asset-Backed Securities	8.6	19,599,622
Foreign Government Obligations	8.1	18,367,654
Mortgage-Backed Securities	6.3	14,369,088
Banks	6.2	14,108,473
Media	3.6	8,211,645
Health Care Providers & Services	3.4	7,691,712
Pharmaceuticals	2.5	5,736,124
Diversified Financial Services	2.3	5,281,926
Diversified Telecommunication Services	2.2	5,046,044
Technology Hardware, Storage & Peripherals	2.2	5,016,017
Insurance	2.2	5,001,129
Equity Real Estate Investment Trusts	2.1	4,688,196
Airlines	2.0	4,590,462
Food & Staples Retailing	1.9	4,293,819
Consumer Finance	1.9	4,266,818
Textiles, Apparel & Luxury Goods	1.7	3,827,437
Electronic Equipment, Instruments & Components	1.6	3,556,912
Capital Markets	1.5	3,283,598
Food Products	1.4	3,206,449
U.S. Government Obligation	1.4	3,179,256
U.S. Government Agency Obligations	1.1	2,573,387
Building Products	1.1	2,484,036
Wireless Telecommunication Services	1.0	2,272,400
Beverages	1.0	2,200,618
Electric Utilities	0.9	2,141,900
Metals & Mining	0.9	2,093,573
Communications Equipment	0.9	2,060,825
Biotechnology	0.8	1,778,558
Real Estate Management & Development	0.8	1,710,530
Aerospace & Defense	0.6	1,407,473
Construction Materials	0.6	1,404,830
Chemicals	0.5	1,095,912
Trading Companies & Distributors	0.5	1,031,640
Hotels, Restaurants & Leisure	0.4	918,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Transportation Infrastructure	0.4%	$790,000
Software	0.3	688,907
Independent Power & Renewable Electricity Producers	0.3	555,143
Energy Equipment & Services	0.2	473,344
Industrial Conglomerates	0.2	332,246
Health Care Technology	0.1	275,906

Investments, at Value	89.2	202,220,935
Short-Term Investments	10.8	24,566,878

Total Investments	100.0%	$226,787,813

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$19,599,622	$—	$19,599,622
Convertible Bonds	—	6,350,586	—	6,350,586
Corporate Debt Securities	—	129,349,136	—	129,349,136
Foreign Government Obligations	—	18,367,654	—	18,367,654
Loan Assignments	—	2,350,417	—	2,350,417
Mortgage-Backed Securities	—	14,369,088	—	14,369,088
U.S. Government Agency Obligations	—	2,573,387	—	2,573,387
U.S. Government Obligation	—	3,179,256	—	3,179,256
Common Stocks	3,671,696	—	—	3,671,696
Convertible Preferred Stocks	2,410,093	—	—	2,410,093
Securities Lending Collateral	15,952,448	—	—	15,952,448
Repurchase Agreement	—	8,614,430	—	8,614,430

Total Investments	$22,034,237	$204,753,576	$—	$226,787,813

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $73,684,979, representing 34.7% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,623,372. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(E)	Securities in default.
(F)	Non-income producing securities.
(G)	Illiquid securities. At April 30, 2017, total value of illiquid securities is $5,243,598, representing 2.5% of the Fund’s net assets.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the total value of Regulation S securities is $4,289,614, representing 2.0% of the Fund’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at April 30, 2017.
(L)	Aggregate cost for federal income tax purposes is $231,226,811. Aggregate gross unrealized appreciation and depreciation for all securities is $9,185,850 and $13,624,848, respectively. Net unrealized depreciation for tax purposes is $4,438,998.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
COP	Columbian Peso
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
TRY	Turkish New Lira

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Automobiles - 7.0%
Tesla, Inc. (A)	160,064	$ 50,271,300

Biotechnology - 0.7%
Alnylam Pharmaceuticals, Inc. (A) (B)	34,931	1,872,302
Intrexon Corp. (A) (B)	84,806	1,767,357
Juno Therapeutics, Inc. (A) (B)	43,218	1,077,857

		4,717,516

Capital Markets - 3.4%
S&P Global, Inc.	181,257	24,322,877

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B (A)	57,238	9,456,290

Health Care Equipment & Supplies - 6.3%
DexCom, Inc. (A)	127,771	9,961,027
Intuitive Surgical, Inc. (A)	42,465	35,495,220

		45,456,247

Health Care Technology - 5.1%
athenahealth, Inc. (A) (B)	188,979	18,521,832
Veeva Systems, Inc., Class A (A)	342,719	18,376,593

		36,898,425

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	304,659	18,297,820

Internet & Direct Marketing Retail - 13.5%
Amazon.com, Inc. (A)	67,175	62,136,203
Netflix, Inc. (A)	51,359	7,816,840
Priceline Group, Inc. (A)	14,605	26,972,806

		96,925,849

Internet Software & Services - 21.1%
Alibaba Group Holding, Ltd., ADR (A)	102,516	11,840,598
Alphabet, Inc., Class C (A)	53,124	48,128,219
Facebook, Inc., Class A (A)	436,845	65,635,961
Tencent Holdings, Ltd.	367,400	11,496,675
Twitter, Inc. (A) (B)	877,284	14,457,640

		151,559,093

IT Services - 7.9%
Mastercard, Inc., Class A	297,450	34,599,384
Visa, Inc., Class A	240,799	21,965,685

		56,565,069

Life Sciences Tools & Services - 6.3%
Illumina, Inc. (A)	244,192	45,141,333

Semiconductors & Semiconductor Equipment - 3.3%
NVIDIA Corp.	225,760	23,546,768

Software - 15.4%
Activision Blizzard, Inc.	147,673	7,715,914
Mobileye NV (A)	87,256	5,402,891
salesforce.com, Inc. (A)	385,219	33,175,060
ServiceNow, Inc. (A)	120,279	11,363,960
Snap, Inc., Class A (A) (B)	140,382	3,165,614
Splunk, Inc. (A)	164,693	10,591,407
Workday, Inc., Class A (A)	451,199	39,434,793

		110,849,639

Total Common Stocks (Cost $366,331,861)		674,008,226

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C) (D)
Call - USD vs. CNY (E) (F) Exercise Price $8 Expiration Date 05/23/2017, RBS	79,746,176	$ 80

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $326,322)		80

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (G)	33,239,264	33,239,264

Total Securities Lending Collateral (Cost $33,239,264)		33,239,264

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
State Street Bank & Trust Co. 0.09% (G), dated 04/28/2017, to be repurchased at $43,252,456 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $44,121,102.	$ 43,252,131	43,252,131

Total Repurchase Agreement (Cost $43,252,131)		43,252,131

Total Investments (Cost $443,149,578) (H)		750,499,701
Net Other Assets (Liabilities) - (4.5)%		(32,010,124)

Net Assets - 100.0%		$ 718,489,577

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$662,511,551	$11,496,675	$—	$674,008,226
Over-the-Counter Foreign Exchange Options Purchased	—	80	—	80
Securities Lending Collateral	33,239,264	—	—	33,239,264
Repurchase Agreement	—	43,252,131	—	43,252,131

Total Investments	$695,750,815	$54,748,886	$—	$750,499,701

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $32,448,379. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Cash deposit due to broker in the amount of $10,000 has been segregated as collateral for open over-the-counter options contracts.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid derivative. At April 30, 2017, value of the illiquid derivative is $80, representing less than 0.1% of the Fund’s net assets.
(F)	Restricted derivative. At April 30, 2017, the restricted derivative held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Over-the-Counter Foreign Exchange Options Purchased	Call - USD vs. CNY Exercise Price $8 Expiration Date 05/23/2017, RBS	11/22/2016	$326,322	$80	0.0	%(D)

(G)	Rates disclosed reflect the yields at April 30, 2017.
(H)	Aggregate cost for federal income tax purposes is $443,149,578. Aggregate gross unrealized appreciation and depreciation for all securities is $332,120,817 and $24,770,694, respectively. Net unrealized appreciation for tax purposes is $307,350,123.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 3.4%
United Technologies Corp.	73,360	$ 8,729,106

Biotechnology - 8.1%
BioMarin Pharmaceutical, Inc. (A)	103,246	9,895,097
Gilead Sciences, Inc.	69,081	4,735,503
Incyte Corp. (A)	51,148	6,356,673

		20,987,273

Capital Markets - 7.0%
BlackRock, Inc., Class A	20,875	8,027,899
Charles Schwab Corp.	258,354	10,037,053

		18,064,952

Chemicals - 5.9%
Albemarle Corp.	78,231	8,520,138
Sherwin-Williams Co.	20,187	6,756,185

		15,276,323

Distributors - 3.8%
LKQ Corp. (A)	310,570	9,702,207

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	104,764	7,575,485

Equity Real Estate Investment Trusts - 3.9%
American Tower Corp., Class A	80,097	10,087,416

Health Care Equipment & Supplies - 6.8%
Cooper Cos., Inc.	44,097	8,833,952
Danaher Corp.	105,177	8,764,399

		17,598,351

Health Care Technology - 3.8%
Cerner Corp. (A)	149,665	9,690,809

Household Products - 3.2%
Colgate-Palmolive Co.	113,917	8,206,581

Internet Software & Services - 11.9%
Akamai Technologies, Inc. (A)	94,925	5,784,730
Alphabet, Inc., Class A (A)	14,469	13,376,880
Facebook, Inc., Class A (A)	76,914	11,556,328

		30,717,938

IT Services - 12.0%
Accenture PLC, Class A	84,311	10,226,924
Fiserv, Inc. (A)	86,131	10,261,647
Visa, Inc., Class A	113,222	10,328,111

		30,816,682

Oil, Gas & Consumable Fuels - 5.5%
Enbridge, Inc.	175,383	7,269,625
EOG Resources, Inc.	74,751	6,914,468

		14,184,093

Pharmaceuticals - 3.7%
Roche Holding AG, ADR	289,650	9,470,976

Professional Services - 2.9%
Verisk Analytics, Inc., Class A (A)	91,353	7,564,942

Software - 3.0%
Adobe Systems, Inc. (A)	57,212	7,651,533

Specialty Retail - 2.4%
O’Reilly Automotive, Inc. (A)	24,789	6,151,390

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	79,827	11,467,148

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.5%
Hanesbrands, Inc. (B)	238,881	$ 5,209,995
NIKE, Inc., Class B	113,696	6,299,895

		11,509,890

Total Common Stocks (Cost $210,749,186)		255,453,095

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	4,706,810	4,706,810

Total Securities Lending Collateral (Cost $4,706,810)		4,706,810

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $2,037,350 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $2,082,639.	$ 2,037,335	2,037,335

Total Repurchase Agreement (Cost $2,037,335)		2,037,335

Total Investments (Cost $217,493,331) (D)		262,197,240
Net Other Assets (Liabilities) - (1.7)%		(4,468,257)

Net Assets - 100.0%		$ 257,728,983

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$255,453,095	$—	$—	$255,453,095
Securities Lending Collateral	4,706,810	—	—	4,706,810
Repurchase Agreement	—	2,037,335	—	2,037,335

Total Investments	$260,159,905	$2,037,335	$—	$262,197,240

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $4,613,731. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $217,493,331. Aggregate gross unrealized appreciation and depreciation for all securities is $48,396,824 and $3,692,915, respectively. Net unrealized appreciation for tax purposes is $44,703,909.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 6.2%
General Dynamics Corp.	77,245	$ 14,969,308
Raytheon Co.	90,113	13,986,439
United Technologies Corp.	188,600	22,441,514

		51,397,261

Airlines - 2.0%
Southwest Airlines Co.	298,896	16,803,933

Auto Components - 1.3%
Adient PLC	146,339	10,764,697

Banks - 13.4%
Bank of America Corp.	1,429,671	33,368,521
JPMorgan Chase & Co.	372,272	32,387,664
PNC Financial Services Group, Inc.	141,028	16,888,103
Wells Fargo & Co.	528,729	28,466,770

		111,111,058

Building Products - 2.5%
Johnson Controls International PLC	493,797	20,527,141

Capital Markets - 3.4%
State Street Corp.	337,081	28,281,096

Chemicals - 3.3%
Dow Chemical Co.	100,900	6,336,520
E.I. du Pont de Nemours & Co.	260,600	20,782,850

		27,119,370

Consumer Finance - 3.1%
American Express Co.	325,364	25,785,097

Diversified Telecommunication Services - 4.5%
AT&T, Inc.	421,437	16,701,549
Verizon Communications, Inc.	449,232	20,624,241

		37,325,790

Electric Utilities - 2.5%
Entergy Corp., Class B	271,770	20,725,180

Equity Real Estate Investment Trusts - 1.0%
HCP, Inc.	258,300	8,097,705

Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc.	282,589	21,245,041

Food Products - 1.0%
Tyson Foods, Inc., Class A	135,900	8,732,934

Health Care Equipment & Supplies - 2.9%
Medtronic PLC	292,648	24,316,122

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	229,385	16,651,057

Household Durables - 1.1%
Whirlpool Corp.	49,100	9,116,888

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	67,952	8,911,225

Insurance - 4.6%
Loews Corp.	424,322	19,781,892
XL Group, Ltd.	440,400	18,430,740

		38,212,632

IT Services - 2.6%
International Business Machines Corp.	132,300	21,206,367

Machinery - 2.5%
Stanley Black & Decker, Inc.	150,858	20,539,317

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 2.2%
Target Corp.	325,420	$ 18,174,707

Oil, Gas & Consumable Fuels - 10.6%
BP PLC, ADR	742,034	25,466,607
ConocoPhillips	447,701	21,449,355
Occidental Petroleum Corp.	315,330	19,405,408
Phillips 66	275,184	21,893,639

		88,215,009

Pharmaceuticals - 14.2%
Johnson & Johnson	224,929	27,771,984
Merck & Co., Inc.	508,214	31,676,978
Pfizer, Inc.	936,566	31,768,319
Sanofi, ADR	561,700	26,568,410

		117,785,691

Road & Rail - 1.7%
Norfolk Southern Corp.	120,955	14,211,003

Tobacco - 5.8%
Altria Group, Inc.	256,837	18,435,760
Philip Morris International, Inc.	265,353	29,411,726

		47,847,486

Total Common Stocks (Cost $664,479,510)		813,103,807

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.09% (A), dated 04/28/2017, to be repurchased at $21,408,144 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.13%, due 03/31/2020, and with a value of $21,836,363.	$ 21,407,984	21,407,984

Total Repurchase Agreement (Cost $21,407,984)		21,407,984

Total Investments (Cost $685,887,494) (B)		834,511,791
Net Other Assets (Liabilities) - (0.7)%		(5,787,062)

Net Assets - 100.0%		$ 828,724,729

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$813,103,807	$—	$—	$813,103,807
Repurchase Agreement	—	21,407,984	—	21,407,984

Total Investments	$813,103,807	$21,407,984	$—	$834,511,791

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2017.
(B)	Aggregate cost for federal income tax purposes is $685,887,494. Aggregate gross unrealized appreciation and depreciation for all securities is $160,636,346 and $12,012,049, respectively. Net unrealized appreciation for tax purposes is $148,624,297.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Fund - 10.0%
iShares MSCI EAFE ETF (A)	31,236	$ 1,992,857

International Fixed Income Fund - 14.8%
Vanguard Total International Bond ETF (A)	53,958	2,932,617

U.S. Equity Funds - 59.4%
iShares Russell 1000 Growth ETF	42,810	4,980,087
iShares Russell 1000 Value ETF	42,236	4,845,314
iShares Russell 2000 ETF (A)	14,327	1,992,313

		11,817,714

U.S. Fixed Income Fund - 14.8%
iShares Core U.S. Aggregate Bond ETF (A)	26,863	2,934,783

Total Exchange-Traded Funds (Cost $17,332,454)		19,677,971

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.4%
Put - S&P 500® Exercise Price $1,925 Expiration Date 06/15/2018	1	3,765
Put - S&P 500® Exercise Price $1,975 Expiration Date 06/15/2018	2	8,730
Put - S&P 500® Exercise Price $1,950 Expiration Date 06/15/2018	4	16,172
Put - S&P 500® Exercise Price $2,000 Expiration Date 06/15/2018	4	18,720
Put - S&P 500® Exercise Price $2,050 Expiration Date 06/15/2018	4	21,780

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - S&P 500® Exercise Price $1,900 Expiration Date 06/15/2018	6	$ 21,030

Total Exchange-Traded Options Purchased (Cost $127,264)		90,197

	Shares	Value
SECURITIES LENDING COLLATERAL - 28.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	5,661,985	5,661,985

Total Securities Lending Collateral (Cost $5,661,985)		5,661,985

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.09% (B), dated 04/28/2017, to be repurchased at $140,751 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $144,183.	$ 140,750	140,750

Total Repurchase Agreement (Cost $140,750)		140,750

Total Investments (Cost $23,262,453) (C)		25,570,903
Net Other Assets (Liabilities) - (28.6)%		(5,689,097)

Net Assets - 100.0%		$ 19,881,806

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,677,971	$—	$—	$19,677,971
Exchange-Traded Options Purchased	90,197	—	—	90,197
Securities Lending Collateral	5,661,985	—	—	5,661,985
Repurchase Agreement	—	140,750	—	140,750

Total Investments	$25,430,153	$140,750	$—	$25,570,903

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,542,649. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2017.
(C)	Aggregate cost for federal income tax purposes is $23,262,453. Aggregate gross unrealized appreciation and depreciation for all securities is $2,358,522 and $50,072, respectively. Net unrealized appreciation for tax purposes is $2,308,450.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Fixed Income Funds - 19.9%
VanEck Vectors Emerging Markets High Yield Bond ETF (A)	1,185,706	$ 29,512,222
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (A)	2,351,859	43,909,208

		73,421,430

U.S. Equity Funds - 30.8%
Alerian MLP ETF (A)	2,306,794	29,065,604
Global SuperDividend US ETF	1,471,945	37,637,634
iShares Core High Dividend ETF (A)	564,406	46,992,443

		113,695,681

U.S. Fixed Income Funds - 49.1%
iShares 20+ Year Treasury Bond ETF (A)	274,218	33,550,572
iShares MBS ETF (A)	104,860	11,218,972
PowerShares Senior Loan Portfolio (A)	127,725	2,973,438
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	2,563,456	71,879,306
Vanguard Long-Term Bond ETF (A)	679,490	61,949,103

		181,571,391

Total Exchange-Traded Funds (Cost $363,935,536)		368,688,502

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (B)	95,105,917	$ 95,105,917

Total Securities Lending Collateral (Cost $95,105,917)		95,105,917

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.09% (B), dated 04/28/2017, to be repurchased at $1,557,759 on 05/01/2017. Collateralized by U.S. Government Obligations, 1.13% - 3.63%, due 02/15/2020 - 03/31/2020, and with a total value of $1,593,592.	$ 1,557,748	1,557,748

Total Repurchase Agreement (Cost $1,557,748)		1,557,748

Total Investments (Cost $460,599,201) (C)		465,352,167
Net Other Assets (Liabilities) - (26.0)%		(96,137,367)

Net Assets - 100.0%		$ 369,214,800

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$368,688,502	$—	$—	$368,688,502
Securities Lending Collateral	95,105,917	—	—	95,105,917
Repurchase Agreement	—	1,557,748	—	1,557,748

Total Investments	$463,794,419	$1,557,748	$—	$465,352,167

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $92,595,321. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2017.
(C)	Aggregate cost for federal income tax purposes is $460,599,201. Aggregate gross unrealized appreciation and depreciation for all securities is $12,969,336 and $8,216,370, respectively. Net unrealized appreciation for tax purposes is $4,752,966.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.4%
Argentina - 2.0%
Banco Hipotecario SA 9.75%, 11/30/2020 (A) (B)	$ 2,835,000	$ 3,246,075
Pampa Energia SA 7.50%, 01/24/2027 (A)	4,345,000	4,627,425
Petrobras Argentina SA 7.38%, 07/21/2023 (A) (B)	3,625,000	3,875,886
YPF SA 8.88%, 12/19/2018 (A)	2,495,000	2,700,339

		14,449,725

Austria - 1.3%
Eldorado Intl. Finance GmbH 8.63%, 06/16/2021 (A) (B)	5,420,000	4,691,010
ESAL GmbH 6.25%, 02/05/2023 (A)	2,085,000	2,113,669
Suzano Austria GmbH 7.00%, 03/16/2047 (A)	2,845,000	2,812,282

		9,616,961

Barbados - 0.9%
Columbus Cable Barbados, Ltd. 7.38%, 03/30/2021 (A)	6,250,000	6,726,563

Bermuda - 2.1%
Digicel Group, Ltd. 7.13%, 04/01/2022 (A)	12,850,000	10,781,150
Tengizchevroil Finance Co. International, Ltd. 4.00%, 08/15/2026 (A)	4,695,000	4,537,717

		15,318,867

Brazil - 0.5%
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (C)	3,100,000	1,984,000
5.38%, 09/26/2024 (A) (C)	800,000	512,000
5.75%, 10/24/2023 (A) (C)	1,700,000	1,088,000

		3,584,000

Canada - 0.8%
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	1,225,000	1,247,203
7.50%, 04/01/2025 (A)	2,200,000	2,244,000
Stoneway Capital Corp. 10.00%, 03/01/2027 (A)	2,345,000	2,462,250

		5,953,453

Cayman Islands - 2.5%
Braskem Finance, Ltd.
5.75%, 04/15/2021 (A) (B)	4,050,000	4,252,500
7.25%, 06/05/2018 (A)	2,550,000	2,674,312
Latam Finance, Ltd. 6.88%, 04/11/2024 (A)	1,865,000	1,894,840
Lima Metro Line 2 Finance, Ltd. 5.88%, 07/05/2034 (A)	2,070,000	2,211,795
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (D)	2,680,000	1,170,825
7.13%, 06/26/2042 (A)	1,410,000	634,500
Vale Overseas, Ltd. 5.88%, 06/10/2021	5,045,000	5,448,600

		18,287,372

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile - 0.3%
Cencosud SA 6.63%, 02/12/2045 (A) (B)	$ 2,085,000	$ 2,185,578

Colombia - 1.1%
Bancolombia SA
5.13%, 09/11/2022 (B)	2,485,000	2,590,613
5.95%, 06/03/2021	1,225,000	1,349,031
Ecopetrol SA 5.88%, 05/28/2045	4,745,000	4,354,486

		8,294,130

Costa Rica - 0.3%
Banco Nacional de Costa Rica 6.25%, 11/01/2023 (A)	2,475,000	2,577,713

Dominican Republic - 0.4%
Aeropuertos Dominicanos Siglo XXI SA 6.75%, 03/30/2029 (A) (B)	3,055,000	3,271,538

Indonesia - 2.9%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A) (B)	5,925,000	5,956,402
5.38%, 05/05/2045 (A)	6,645,000	6,570,244
Pertamina Persero PT
4.30%, 05/20/2023 (A)	2,570,000	2,644,119
6.00%, 05/03/2042 (A)	3,205,000	3,405,524
Saka Energi Indonesia PT 4.45%, 05/05/2024 (A) (E)	2,950,000	2,957,587

		21,533,876

Ireland - 0.6%
Credit Bank of Moscow Via CBOM Finance PLC 8.88% (F), 11/10/2022 (A) (E) (G)	4,355,000	4,350,645

Kazakhstan - 1.2%
Development Bank of Kazakhstan JSC 4.13%, 12/10/2022 (A)	4,045,000	4,020,528
KazMunayGas National Co. JSC 6.38%, 04/09/2021 (A)	4,240,000	4,654,604

		8,675,132

Luxembourg - 2.8%
Atento Luxco 1 SA 7.38%, 01/29/2020 (B) (D)	3,055,000	3,148,177
Gazprom OAO Via Gaz Capital SA 6.51%, 03/07/2022 (A)	2,350,000	2,615,682
MHP SA 8.25%, 04/02/2020 (D)	2,425,000	2,522,000
Minerva Luxembourg SA
6.50%, 09/20/2026 (A)	2,460,000	2,441,525
7.75%, 01/31/2023 (A)	1,890,000	1,986,863
Rumo Luxembourg Sarl 7.38%, 02/09/2024 (A)	3,900,000	4,063,800
Wind Acquisition Finance SA 7.38%, 04/23/2021 (A)	3,892,000	4,047,680

		20,825,727

Malaysia - 0.4%
1MDB Energy, Ltd. 5.99%, 05/11/2022 (D)	2,500,000	2,718,658

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 3.6%
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 06/06/2024 (A) (B)	$ 2,370,000	$ 2,381,850
Banco Mercantil del Norte SA 5.75% (F), 10/04/2031 (A)	3,095,000	3,039,290
BBVA Bancomer SA 6.75%, 09/30/2022 (A)	2,260,000	2,555,608
Grupo Bimbo SAB de CV 4.88%, 06/27/2044 (A)	3,885,000	3,783,608
Grupo Televisa SAB 6.13%, 01/31/2046	2,370,000	2,576,473
Petroleos Mexicanos
4.77% (F), 03/11/2022 (A) (B)	2,770,000	3,008,636
6.50%, 03/13/2027 (A)	1,680,000	1,818,600
6.75%, 09/21/2047	2,660,000	2,703,358
8.63%, 02/01/2022	1,450,000	1,696,500
Trust F/1401 6.95%, 01/30/2044 (A)	2,980,000	3,069,400

		26,633,323

Netherlands - 4.2%
AES Andres BV / Dominican Power Partners 7.95%, 05/11/2026 (A)	2,970,000	3,197,740
Embraer Netherlands Finance BV 5.40%, 02/01/2027	2,200,000	2,288,000
Equate Petrochemical BV 4.25%, 11/03/2026 (A)	2,980,000	3,032,424
Lukoil International Finance BV
4.75%, 11/02/2026 (A)	2,685,000	2,744,070
6.13%, 11/09/2020 (B) (D)	1,600,000	1,759,616
Marfrig Holdings Europe BV
6.88%, 06/24/2019 (A)	485,000	503,648
6.88%, 06/24/2019 (D)	1,670,000	1,734,212
Petrobras Global Finance BV
4.38%, 05/20/2023	5,565,000	5,326,818
7.38%, 01/17/2027	3,110,000	3,344,183
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026 (B)	2,725,000	2,537,242
VTR Finance BV 6.88%, 01/15/2024 (A)	3,795,000	4,032,187

		30,500,140

Northern Mariana Islands - 0.7%
MTN Mauritius Investment, Ltd. 6.50%, 10/13/2026 (A)	4,650,000	4,780,200

Panama - 0.4%
ENA Norte Trust 4.95%, 04/25/2028 (A)	2,801,121	2,885,155

Paraguay - 0.4%
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022 (A)	2,480,000	2,587,186

Peru - 0.6%
Orazul Energy Egenor S EN C por A 5.63%, 04/28/2027 (A)	4,350,000	4,345,868

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Republic of South Africa - 0.5%
Eskom Holdings SOC, Ltd. 7.13%, 02/11/2025 (A)	$ 3,650,000	$ 3,753,967

Sri Lanka - 0.2%
Bank of Ceylon 6.88%, 05/03/2017 (D)	1,590,000	1,590,000

Trinidad and Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago, Ltd. 6.00%, 05/08/2022 (A) (B)	2,463,542	2,433,905

Turkey - 2.3%
Finansbank AS 6.25%, 04/30/2019 (A) (B)	6,795,000	7,162,134
Turkiye Is Bankasi 6.13%, 04/25/2024 (A)	5,650,000	5,737,236
Turkiye Vakiflar Bankasi TAO 5.50%, 10/27/2021 (A)	3,840,000	3,859,200

		16,758,570

United Arab Emirates - 0.6%
MHP SA 7.75%, 05/10/2024 (A) (E)	4,130,000	4,184,268

United States - 1.2%
Braskem America Finance Co. 7.13%, 07/22/2041 (A)	5,010,000	5,304,337
Cemex Finance LLC 9.38%, 10/12/2022 (A)	3,555,000	3,826,069

		9,130,406

Venezuela - 1.3%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (D)	5,715,000	2,180,273
5.50%, 04/12/2037 (D)	6,195,000	2,369,587
8.50%, 10/27/2020 (D)	6,200,000	4,857,700

		9,407,560

Total Corporate Debt Securities (Cost $258,469,920)		267,360,486

FOREIGN GOVERNMENT OBLIGATIONS - 58.6%
Angola - 0.5%
Republic of Angola Via Northern Lights III BV 7.00%, 08/17/2019 (B) (D)	3,481,250	3,594,217

Argentina - 6.0%
Argentina Bonos del Tesoro
18.20%, 10/03/2021	ARS 34,907,000	2,463,063
21.20%, 09/19/2018	102,524,365	6,837,648
Argentina Republic Government International Bond
Zero Coupon (F) (H), 12/15/2035	$ 18,140,000	1,754,138
2.50% (I), 12/31/2038	7,470,000	4,967,550
6.63%, 07/06/2028 (B)	5,335,000	5,457,705
6.88%, 01/26/2027	4,210,000	4,447,865
Argentine Bonos del Tesoro 22.75%, 03/05/2018	ARS 25,538,000	1,692,148
City of Buenos Aires 22.63% (F), 03/29/2024	55,000,000	3,666,369

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Provincia de Buenos Aires
6.50%, 02/15/2023 (D)	$ 3,175,000	$ 3,275,648
7.88%, 06/15/2027 (A) (B)	2,090,000	2,181,814
9.38%, 09/14/2018 (D)	4,000,000	4,300,000
Provincia de Neuquen Argentina 7.50%, 04/27/2025 (A)	2,950,000	2,985,990

		44,029,938

Bahrain - 0.5%
Bahrain Government International Bond 6.00%, 09/19/2044 (A)	4,510,000	3,964,290

Brazil - 4.1%
Brazil Government International Bond 4.88%, 01/22/2021 (B)	10,260,000	10,875,600
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2025 - 01/01/2027	BRL 62,416,000	19,386,217

		30,261,817

Canada - 0.2%
Province of British Columbia Canada 6.60%, 01/09/2020 (A)	INR 70,000,000	1,091,312

Cayman Islands - 0.8%
KSA Sukuk, Ltd.
2.89%, 04/20/2022 (A)	$ 2,755,000	2,754,906
3.63%, 04/20/2027 (A)	2,775,000	2,787,599

		5,542,505

Colombia - 2.1%
Colombia Government International Bond
2.63%, 03/15/2023 (B)	6,460,000	6,253,280
4.38%, 07/12/2021	8,850,000	9,398,700

		15,651,980

Cote d’Ivoire - 0.5%
Ivory Coast Government International Bond 5.75% (I), 12/31/2032 (A)	4,160,100	3,989,536

Croatia - 1.6%
Croatia Government International Bond
6.00%, 01/26/2024 (A) (B)	4,940,000	5,499,208
6.75%, 11/05/2019 (A)	5,530,000	6,022,723

		11,521,931

Dominican Republic - 0.9%
Dominican Republic International Bond 5.95%, 01/25/2027 (A)	6,135,000	6,421,750

Ecuador - 0.5%
Ecuador Government International Bond 7.95%, 06/20/2024 (A)	4,040,000	3,858,200

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 0.8%
Egypt Government International Bond 6.13%, 01/31/2022 (A)	$ 5,510,000	$ 5,729,022

El Salvador - 0.6%
El Salvador Government International Bond 8.63%, 02/28/2029 (A) (B)	4,300,000	4,343,000

Ghana - 0.6%
Ghana Government International Bond 10.75%, 10/14/2030 (A)	3,595,000	4,337,368

Hungary - 0.9%
Hungary Government Bond 3.00%, 10/27/2027	HUF 1,846,040,000	6,288,107

Indonesia - 3.9%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 3,900,000	3,905,873
4.35%, 01/08/2027 (A)	7,935,000	8,280,125
5.25%, 01/08/2047 (A)	7,365,000	7,908,670
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 29,889,000,000	2,360,130
8.75%, 05/15/2031	27,000,000,000	2,238,352
Perusahaan Penerbit SBSN Indonesia III 4.55%, 03/29/2026 (A)	$ 3,680,000	3,845,600

		28,538,750

Kazakhstan - 1.0%
KazAgro National Management Holding JSC 4.63%, 05/24/2023 (A)	4,535,000	4,475,283
Kazakhstan Government International Bond 6.50%, 07/21/2045 (A)	2,225,000	2,645,837

		7,121,120

Kenya - 1.2%
Kenya Government International Bond
5.88%, 06/24/2019 (A)	3,685,000	3,810,106
6.88%, 06/24/2024 (A)	5,100,000	5,164,770

		8,974,876

Kuwait - 0.4%
Kuwait International Government Bond 3.50%, 03/20/2027 (A)	2,895,000	2,960,433

Mexico - 5.1%
Mexican Udibonos Series S, 2.00%, 06/09/2022	MXN 143,728,944	7,190,857
Mexico Bonos
Series M,
7.75%, 05/29/2031	134,113,700	7,312,786
8.00%, 11/07/2047	90,740,000	5,039,052
8.50%, 11/18/2038	89,280,000	5,191,071

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond
4.00%, 10/02/2023	$ 5,305,000	$ 5,506,855
4.15%, 03/28/2027	7,155,000	7,354,982

		37,595,603

Oman - 0.6%
Oman Government International Bond 6.50%, 03/08/2047 (A)	4,285,000	4,615,776

Peru - 2.4%
Peru Government International Bond
5.70%, 08/12/2024 (A)	PEN 22,243,000	7,011,473
8.20%, 08/12/2026 (A)	28,839,000	10,531,083

		17,542,556

Poland - 1.7%
Republic of Poland Government Bond
2.50%, 07/25/2026	PLN 36,410,000	8,781,500
5.50%, 10/25/2019	12,680,000	3,530,670

		12,312,170

Republic of South Africa - 2.5%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 95,000,000	5,922,668
8.75%, 01/31/2044	43,290,307	2,958,338
10.50%, 12/21/2026	44,622,000	3,726,871
Republic of South Africa Government International Bond 4.30%, 10/12/2028	$ 6,285,000	5,927,660

		18,535,537

Romania - 1.4%
Romania Government Bond
3.25%, 03/22/2021	RON 17,485,000	4,301,318
3.50%, 12/19/2022	25,310,000	6,190,135

		10,491,453

Russian Federation - 3.6%
Russian Federation Federal Bond - OFZ
6.20%, 01/31/2018	RUB 310,000,000	5,365,628
7.05%, 01/19/2028	379,679,000	6,416,729
7.50%, 02/27/2019	181,438,000	3,161,304
Russian Federation Foreign Bond - Eurobond
4.75%, 05/27/2026 (D)	$ 8,400,000	8,864,604
5.00%, 04/29/2020 (B) (D)	2,700,000	2,885,447

		26,693,712

Serbia - 0.5%
Serbia International Bond 7.25%, 09/28/2021 (A)	2,860,000	3,293,290

Sri Lanka - 1.0%
Sri Lanka Government International Bond
6.25%, 10/04/2020 (A)	1,915,000	2,029,019
6.25%, 07/27/2021 (D)	5,270,000	5,586,411

		7,615,430

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 5.6%
Africa Finance Corp. 3.88%, 04/13/2024 (A)	$ 2,785,000	$ 2,764,670
Banque Ouest Africaine de Developpement 5.50%, 05/06/2021 (A)	6,390,000	6,790,397
Black Sea Trade & Development Bank 4.88%, 05/06/2021 (A)	3,310,000	3,502,112
Eastern and Southern African Trade and Development Bank 6.38%, 12/06/2018, MTN (D)	4,749,000	4,967,663
European Bank for Reconstruction & Development 7.38%, 04/15/2019, MTN	IDR 94,360,000,000	7,169,272
European Investment Bank 7.20%, 07/09/2019 (A)	32,350,000,000	2,440,752
International Bank for Reconstruction & Development
5.75%, 10/28/2019	INR 296,100,000	4,580,795
6.38%, 08/07/2018	194,700,000	3,034,451
International Finance Corp. 6.45%, 10/30/2018, MTN	366,500,000	5,722,345

		40,972,457

Turkey - 3.9%
Hazine Mustesarligi Varlik Kiralama AS 4.56%, 10/10/2018 (A)	$ 3,600,000	3,673,901
Turkey Government Bond
9.20%, 09/22/2021	TRY 28,946,000	7,750,009
11.00%, 02/24/2027	23,267,000	6,904,213
Turkey Government International Bond
4.25%, 04/14/2026	$ 6,260,000	5,946,787
5.63%, 03/30/2021	4,150,000	4,397,921

		28,672,831

Ukraine - 1.6%
Ukraine Government International Bond
7.75%, 09/01/2020 (B) (D)	4,165,000	4,196,404
7.75%, 09/01/2021 - 09/01/2023 (D)	7,460,000	7,305,275

		11,501,679

United Kingdom - 0.7%
Ukreximbank Via Biz Finance PLC 9.63%, 04/27/2022 (D)	5,245,000	5,331,542

Venezuela - 0.3%
Venezuela Government International Bond 6.00%, 12/09/2020 (B) (D)	4,810,000	2,485,327

Zambia - 0.6%
Zambia Government International Bond 5.38%, 09/20/2022 (A) (B)	4,765,000	4,481,483

Total Foreign Government Obligations (Cost $413,111,625)		430,360,998

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 0.2%
Colombia - 0.2%
Pacific Exploration and Production Corp. (J)	46,678	$ 1,375,605

United States - 0.0% (K)
NII Holdings, Inc. (J)	193,157	166,656

Total Common Stocks (Cost $8,649,557)		1,542,261

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (L)	45,382,882	45,382,882

Total Securities Lending Collateral (Cost $45,382,882)		45,382,882

	Principal	Value
REPURCHASE AGREEMENT - 3.8%

State Street Bank & Trust Co. 0.09% (L), dated 04/28/2017, to be repurchased at $27,514,187 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $28,067,566.

	$ 27,513,981	$ 27,513,981

Total Repurchase Agreement (Cost $27,513,981)		27,513,981

Total Investments (Cost $753,127,965) (M)		772,160,608
Net Other Assets (Liabilities) - (5.2)%		(38,498,462)

Net Assets - 100.0%		$ 733,662,146

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/31/2017	TRY	18,499,861	USD	5,127,527	$34,927	$—
BCLY	05/31/2017	USD	3,438,757	TRY	12,430,317	—	(29,968)
BOA	05/10/2017	CZK	174,825,880	EUR	6,483,073	31,406	—
BOA	05/10/2017	EUR	6,429,111	CZK	171,624,740	39,732	—
BOA	05/31/2017	USD	5,127,527	MXN	98,199,833	—	(59,929)
BOA	05/31/2017	USD	13,009,416	ZAR	173,272,406	117,123	—
HSBC	05/03/2017	BRL	11,489,501	USD	3,592,265	24,702	—
HSBC	05/03/2017	USD	3,666,667	BRL	11,489,501	49,701	—
HSBC	05/31/2017	EUR	6,683,916	USD	7,292,620	—	(336)
JPM	05/31/2017	MXN	247,140,010	USD	12,915,971	139,324	—
JPM	05/31/2017	PLN	39,858,578	USD	10,271,956	—	(953)
SCB	05/03/2017	BRL	22,668,549	USD	7,087,465	48,735	—
SCB	05/03/2017	USD	7,242,348	BRL	22,668,549	106,147	—
TDB	05/31/2017	EUR	3,820,229	USD	4,165,589	2,356	—
TDB	05/31/2017	TRY	26,309,723	USD	7,291,041	50,784	—

Total						$644,937	$(91,186)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.7%	$430,360,998
Oil, Gas & Consumable Fuels	8.7	67,364,795
Banks	5.8	44,459,923
Food Products	2.5	19,269,793
Electric Utilities	2.3	17,908,168
Wireless Telecommunication Services	2.0	15,728,006
Media	1.7	13,335,223
Marine	1.6	12,526,646
Metals & Mining	1.6	12,523,803
Chemicals	1.6	12,231,149
Transportation Infrastructure	1.3	10,220,493
Paper & Forest Products	1.0	7,503,292
Diversified Telecommunication Services	0.9	6,634,866
Construction Materials	0.5	3,826,069
Independent Power & Renewable Electricity Producers	0.4	3,197,740
Commercial Services & Supplies	0.4	3,148,177
Equity Real Estate Investment Trusts	0.4	3,069,400

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Diversified Financial Services	0.4%	$3,032,424
Pharmaceuticals	0.3	2,537,242
Aerospace & Defense	0.3	2,288,000
Road & Rail	0.3	2,211,795
Food & Staples Retailing	0.3	2,185,578
Airlines	0.3	1,894,840
Construction & Engineering	0.2	1,805,325

Investments, at Value	90.5	699,263,745
Short-Term Investments	9.5	72,896,863

Total Investments	100.0%	$772,160,608

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$267,360,486	$—	$267,360,486
Foreign Government Obligations	—	430,360,998	—	430,360,998
Common Stocks	1,542,261	—	—	1,542,261
Securities Lending Collateral	45,382,882	—	—	45,382,882
Repurchase Agreement	—	27,513,981	—	27,513,981

Total Investments	$46,925,143	$725,235,465	$—	$772,160,608

Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$644,937	$—	$644,937

Total Other Financial Instruments	$—	$644,937	$—	$644,937

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$(91,186)	$—	$(91,186)

Total Other Financial Instruments	$—	$(91,186)	$—	$(91,186)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $359,191,505, representing 49.0% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $44,462,724. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities in default.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the total value of Regulation S securities is $76,843,586, representing 10.5% of the Fund’s net assets.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(F)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Percentage rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2017; the maturity dates disclosed are the ultimate maturity dates.
(J)	Non-income producing securities.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Rates disclosed reflect the yields at April 30, 2017.
(M)	Aggregate cost for federal income tax purposes is $753,127,965. Aggregate gross unrealized appreciation and depreciation for all securities is $29,262,764 and $10,230,121, respectively. Net unrealized appreciation for tax purposes is $19,032,643.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Brazil - 7.0%
Banco Bradesco SA, ADR (A)	49,384	$ 521,001
Banco do Brasil SA (A)	231,100	2,391,782
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (A)	34,100	313,720
Equatorial Energia SA	46,700	845,854
Fleury SA	26,800	443,451
Itau Unibanco Holding SA, Class H, ADR	81,316	1,000,187
Kroton Educacional SA	208,100	980,166
Lojas Renner SA	36,300	338,291
MRV Engenharia e Participacoes SA	310,800	1,560,830
Petroleo Brasileiro SA, Class A, ADR (A)	157,500	1,374,975
Rumo SA (A)	157,900	434,293
Vale SA, Class B, ADR (A)	188,100	1,613,898

		11,818,448

Chile - 0.6%
Enel Americas SA, ADR	68,000	673,880
Enel Chile SA, ADR	68,030	371,444

		1,045,324

China - 24.6%
AAC Technologies Holdings, Inc. (B)	179,000	2,628,038
Agile Group Holdings, Ltd.	722,000	646,039
Alibaba Group Holding, Ltd., ADR (A)	32,000	3,696,000
Bank of China, Ltd., Class H	5,660,000	2,743,281
China Cinda Asset Management Co., Ltd., Class H	1,165,000	443,333
China Communications Construction Co., Ltd., Class H	841,000	1,156,891
China Construction Bank Corp., Class H	4,705,000	3,822,867
China Merchants Bank Co., Ltd., Class H	117,000	303,843
China Petroleum & Chemical Corp., ADR	18,223	1,482,806
China Railway Group, Ltd., H Shares	1,288,000	1,092,880
CIFI Holdings Group Co., Ltd.	1,246,000	450,129
Geely Automobile Holdings, Ltd.	510,000	688,449
Guangzhou R&F Properties Co., Ltd., Class H	190,000	319,991
Industrial & Commercial Bank of China, Ltd., Class H	2,703,000	1,765,315
KWG Property Holding, Ltd.	1,291,500	976,302
Lonking Holdings, Ltd.	1,025,000	287,272
Momo, Inc., ADR (A)	26,000	987,480
NetEase, Inc., ADR	13,300	3,529,687
PetroChina Co., Ltd., Class H	4,808,000	3,387,330
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	217,400	575,757
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,162,000	649,842
Sinopharm Group Co., Ltd., Class H	148,400	665,843
TAL Education Group, ADR (A)	5,800	690,838
Tencent Holdings, Ltd.	259,200	8,110,882
Tianneng Power International, Ltd.	430,000	377,021
West China Cement, Ltd. (A)	2,310,000	347,465

		41,825,581

Hong Kong - 2.9%
China Mobile, Ltd.	102,500	1,093,082
China Overseas Land & Investment, Ltd.	310,000	900,705
China Resources Cement Holdings, Ltd.	558,000	305,602
China Shenhua Energy Co., Ltd., Class H	371,000	865,214

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kingboard Chemical Holdings, Ltd.	395,800	$ 1,427,320
Nine Dragons Paper Holdings, Ltd.	363,000	392,011

		4,983,934

Hungary - 1.0%
MOL Hungarian Oil & Gas PLC	10,085	759,405
OTP Bank PLC	34,173	961,192

		1,720,597

India - 5.1%
HDFC Bank, Ltd., ADR	28,261	2,249,858
ICICI Bank, Ltd., ADR	175,600	1,504,892
Infosys, Ltd., ADR	67,340	980,470
State Bank of India, GDR	18,480	833,448
Tata Motors, Ltd., Series V, ADR	60,535	2,159,284
Vedanta, Ltd., ADR	56,300	855,760

		8,583,712

Indonesia - 2.5%
Adaro Energy Tbk PT	4,564,100	607,793
Astra International Tbk PT	1,778,600	1,194,273
Bank Central Asia Tbk PT	353,700	471,016
Bank Negara Indonesia Persero Tbk PT	1,547,700	740,235
Telekomunikasi Indonesia Persero Tbk PT	3,804,400	1,247,298

		4,260,615

Malaysia - 3.7%
AirAsia Bhd	509,500	393,187
CIMB Group Holdings Bhd	647,000	855,513
Malayan Banking Bhd	940,600	2,075,777
Malaysia Airports Holdings Bhd	204,800	358,553
Petronas Chemicals Group Bhd	1,064,200	1,789,602
Tenaga Nasional Bhd	269,300	864,787

		6,337,419

Mexico - 4.7%
Arca Continental SAB de CV	60,000	441,205
Cemex SAB de CV, ADR (A)	110,200	1,016,044
Fomento Economico Mexicano SAB de CV, ADR	11,600	1,044,464
Gruma SAB de CV, Class B	138,525	1,847,343
Grupo Financiero Banorte SAB de CV, Class O	296,800	1,712,825
Grupo Mexico SAB de CV, Series B	509,500	1,488,830
Industrias Penoles SAB de CV	17,705	432,815

		7,983,526

Peru - 0.8%
Cia de Minas Buenaventura SAA, ADR	38,900	467,189
Credicorp, Ltd.	6,205	953,460

		1,420,649

Poland - 0.6%
KGHM Polska Miedz SA	29,200	926,614

Republic of Korea - 14.7%
CJ CheilJedang Corp.	1,482	444,118
Daelim Industrial Co., Ltd.	10,004	705,968
Hana Financial Group, Inc.	60,441	2,082,158
Hankook Tire Co., Ltd.	12,802	662,657
Hyundai Development Co-Engineering & Construction	18,073	709,960
Hyundai Mobis Co., Ltd.	4,134	806,528

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Industrial Bank of Korea	61,362	$ 674,071
KB Financial Group, Inc.	66,805	2,941,322
KT&G Corp.	6,390	569,984
LG Uplus Corp.	169,536	2,152,909
Lotte Chemical Corp.	1,290	387,714
POSCO, ADR	18,100	1,068,262
S-Oil Corp.	5,543	485,664
Samsung Electronics Co., Ltd.	4,281	8,393,454
SK Hynix, Inc.	46,747	2,218,418
Woori Bank	45,539	598,302

		24,901,489

Republic of South Africa - 6.6%
Barclays Africa Group, Ltd.	100,926	1,110,176
Exxaro Resources, Ltd.	86,875	740,310
FirstRand, Ltd.	259,076	966,416
Impala Platinum Holdings, Ltd. (A)	159,192	511,630
Naspers, Ltd., Class N	21,531	4,089,984
Sanlam, Ltd.	137,088	727,204
Sappi, Ltd.	218,992	1,627,231
Standard Bank Group, Ltd.	76,913	853,863
Tiger Brands, Ltd.	21,284	643,358

		11,270,172

Russian Federation - 3.2%
Gazprom PJSC, ADR	642,322	3,044,606
LUKOIL PJSC, ADR	28,681	1,424,442
MMC Norilsk Nickel PJSC, ADR	61,934	953,164

		5,422,212

Taiwan - 14.3%
China General Plastics Corp.	354,000	312,688
China Steel Corp.	1,629,000	1,306,612
CTBC Financial Holding Co., Ltd.	1,612,000	1,007,133
E Ink Holdings, Inc.	587,000	599,238
Elite Advanced Laser Corp.	67,600	297,995
FLEXium Interconnect, Inc.	271,770	1,008,857
Foxconn Technology Co., Ltd.	287,910	877,920
Highwealth Construction Corp.	722,230	1,218,438
Hon Hai Precision Industry Co., Ltd.	1,097,330	3,593,391
Largan Precision Co., Ltd.	12,000	1,994,631
Lite-On Technology Corp.	551,000	960,611
Nan Ya Plastics Corp.	408,800	985,044
Pegatron Corp.	607,000	1,788,549
PharmaEngine, Inc.	102,592	634,165
Quanta Computer, Inc.	362,000	749,892
Realtek Semiconductor Corp.	160,000	540,917
Taishin Financial Holding Co., Ltd.	866,468	357,546
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	141,600	4,682,712
Uni-President Enterprises Corp.	309,800	571,935
Wistron Corp.	805,000	760,416

		24,248,690

Thailand - 2.0%
GFPT PCL	610,000	322,723
Kasikornbank PCL	111,600	596,878
PTT Global Chemical PCL	394,100	854,510
PTT PCL	103,200	1,160,590

	Shares	Value
COMMON STOCKS (continued)
Thailand (continued)
Supalai PCL	717,800	$ 510,491

		3,445,192

Turkey - 0.7%
Arcelik AS	51,917	346,410
Tekfen Holding AS	332,747	858,110

		1,204,520

Total Common Stocks (Cost $130,665,267)		161,398,694

PREFERRED STOCK - 0.5%
Brazil - 0.5%
Itausa - Investimentos Itau SA 5.77%	272,800	850,015

Total Preferred Stock (Cost $621,078)		850,015

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	2,488,995	2,488,995

Total Securities Lending Collateral (Cost $2,488,995)		2,488,995

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $7,210,014 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $7,358,658.	$ 7,209,960	7,209,960

Total Repurchase Agreement (Cost $7,209,960)		7,209,960

Total Investments (Cost $140,985,300) (D)		171,947,664
Net Other Assets (Liabilities) - (1.2)%		(2,057,801)

Net Assets - 100.0%		$ 169,889,863

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	20.9%	$35,977,956
Internet Software & Services	9.5	16,324,049
Oil, Gas & Consumable Fuels	8.9	15,333,135
Technology Hardware, Storage & Peripherals	7.9	13,530,842
Electronic Equipment, Instruments & Components	6.5	11,251,475
Metals & Mining	5.6	9,624,774
Semiconductors & Semiconductor Equipment	4.5	7,740,042
Real Estate Management & Development	2.9	5,022,095
Chemicals	2.9	4,979,400
Construction & Engineering	2.6	4,523,809
Media	2.4	4,089,984
Automobiles	2.3	4,042,006
Food Products	2.2	3,829,477
Diversified Telecommunication Services	2.0	3,400,207
Electric Utilities	1.6	2,755,965
Paper & Forest Products	1.2	2,019,242
Household Durables	1.1	1,907,240
Auto Components	1.1	1,846,206
Health Care Providers & Services	1.0	1,685,051
Diversified Consumer Services	1.0	1,671,004
Construction Materials	1.0	1,669,111
Beverages	0.9	1,485,669
Wireless Telecommunication Services	0.6	1,093,082
IT Services	0.6	980,470
Diversified Financial Services	0.6	966,416
Insurance	0.4	727,204
Biotechnology	0.4	634,165
Tobacco	0.3	569,984
Capital Markets	0.3	443,333
Road & Rail	0.2	434,293
Airlines	0.2	393,187
Transportation Infrastructure	0.2	358,553
Multiline Retail	0.2	338,291
Water Utilities	0.2	313,720
Machinery	0.2	287,272

Investments, at Value	94.4	162,248,709
Short-Term Investments	5.6	9,698,955

Total Investments	100.0%	$171,947,664

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$51,578,208	$109,820,486	$—	$161,398,694
Preferred Stock	850,015	—	—	850,015
Securities Lending Collateral	2,488,995	—	—	2,488,995
Repurchase Agreement	—	7,209,960	—	7,209,960

Total Investments	$54,917,218	$117,030,446	$—	$171,947,664

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,365,400. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $140,985,300. Aggregate gross unrealized appreciation and depreciation for all securities is $33,338,955 and $2,376,591, respectively. Net unrealized appreciation for tax purposes is $30,962,364.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 24.3%
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (A)	3,810	$ 220,980
United Parcel Service, Inc., Class B	5,662	608,439

		829,419

Automobiles - 0.9%
Suzuki Motor Corp.	20,800	868,012

Banks - 3.6%
Bank of America Corp.	43,876	1,024,066
Comerica, Inc., Class A	20,034	1,416,404
KeyCorp	52,736	961,904

		3,402,374

Biotechnology - 1.4%
BioMarin Pharmaceutical, Inc. (A)	2,758	264,326
Gilead Sciences, Inc.	15,116	1,036,202

		1,300,528

Communications Equipment - 0.5%
Cisco Systems, Inc.	15,000	511,050

Diversified Telecommunication Services - 2.0%
CenturyLink, Inc. (B)	28,800	739,296
Verizon Communications, Inc.	7,500	344,325
Zayo Group Holdings, Inc. (A)	22,500	789,075

		1,872,696

Energy Equipment & Services - 0.1%
Ensco PLC, Class A	18,750	147,937

Health Care Equipment & Supplies - 0.5%
Danaher Corp.	5,236	436,316

Health Care Providers & Services - 0.7%
Molina Healthcare, Inc. (A)	13,500	672,165

Household Durables - 1.2%
Lennar Corp., Class A	13,717	692,709
Toll Brothers, Inc.	13,491	485,541

		1,178,250

Insurance - 0.2%
HCI Group, Inc.	3,400	162,146

Internet Software & Services - 0.2%
Web.com Group, Inc. (A)	11,080	213,844

Machinery - 1.2%
Nabtesco Corp.	12,500	354,340
SMC Corp.	1,400	394,223
THK Co., Ltd.	16,800	432,678

		1,181,241

Media - 3.5%
CBS Corp., Class B	18,489	1,230,628
Charter Communications, Inc., Class A (A)	700	241,612
Nexstar Media Group, Inc.	8,250	569,250
Walt Disney Co.	11,550	1,335,180

		3,376,670

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (A)	21,000	267,750

Oil, Gas & Consumable Fuels - 0.6%
ConocoPhillips	11,250	538,987

Pharmaceuticals - 1.8%
Allergan PLC	4,225	1,030,309

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	13,149	$ 737,001

		1,767,310

Semiconductors & Semiconductor Equipment - 1.5%
Micron Technology, Inc. (A)	50,341	1,392,935

Trading Companies & Distributors - 0.9%
Air Lease Corp., Class A	22,971	876,114

Wireless Telecommunication Services - 2.3%
Sprint Corp. (A)	52,500	474,075
T-Mobile US, Inc. (A)	12,269	825,336
VEON Ltd., ADR	20,000	82,600
Vodafone Group PLC, ADR (B)	31,500	824,985

		2,206,996

Total Common Stocks (Cost $22,953,755)		23,202,740

CONVERTIBLE PREFERRED STOCK - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Belden, Inc. 6.75%	3,803	374,481

Total Convertible Preferred Stock (Cost $393,161)		374,481

	Principal	Value
CONVERTIBLE BONDS - 54.2%
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. 2.25%, 06/01/2022	$ 667,000	729,114

Auto Components - 0.9%
Horizon Global Corp. 2.75%, 07/01/2022	921,000	853,076

Biotechnology - 5.0%
Clovis Oncology, Inc. 2.50%, 09/15/2021 (C)	1,500,000	1,828,125
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	910,000	948,675
Neurocrine Biosciences, Inc. 2.25%, 05/15/2024 (D) (E)	1,888,000	1,958,800

		4,735,600

Communications Equipment - 3.8%
Ciena Corp. 4.00%, 12/15/2020	1,143,000	1,550,908
Finisar Corp. 0.50%, 12/15/2036 (D)	1,105,000	1,029,031
Lumentum Holdings, Inc. 0.25%, 03/15/2024 (D)	1,066,000	1,062,003

		3,641,942

Diversified Telecommunication Services - 2.4%
Inmarsat PLC 3.88%, 09/09/2023 (F)	2,000,000	2,295,400

Equity Real Estate Investment Trusts - 3.2%
Extra Space Storage, LP 3.13%, 10/01/2035 (D)	1,000,000	1,043,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Hansteen Jersey Securities, Ltd. 4.00%, 07/15/2018 (F)	EUR 1,300,000	$ 1,988,898

		3,032,023

Health Care Equipment & Supplies - 1.0%
Nevro Corp. 1.75%, 06/01/2021	$ 750,000	912,188

Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. 1.25%, 07/01/2020	1,125,000	1,114,453

Internet & Catalog Retail - 1.7%
Priceline Group, Inc. 0.90%, 09/15/2021 (B)	1,409,000	1,603,618

Internet & Direct Marketing Retail - 1.7%
Ctrip.com International, Ltd. 1.00%, 07/01/2020 (C)	1,500,000	1,672,500

Internet Software & Services - 7.4%
Carbonite Inc. 2.50%, 04/01/2022 (D)	1,255,000	1,375,794
Cornerstone OnDemand, Inc. 1.50%, 07/01/2018	1,662,000	1,703,550
Yahoo!, Inc. Zero Coupon, 12/01/2018 (C)	3,801,000	3,991,050

		7,070,394

IT Services - 0.8%
CSG Systems International, Inc. 4.25%, 03/15/2036	700,000	725,375

Media - 2.2%
DISH Network Corp. 2.38%, 03/15/2024 (D)	2,000,000	2,081,250

Metals & Mining - 0.5%
Pretium Resources, Inc. 2.25%, 03/15/2022 (D)	469,000	460,499

Oil, Gas & Consumable Fuels - 1.9%
PDC Energy, Inc. 1.13%, 09/15/2021	1,900,000	1,834,687

Pharmaceuticals - 2.2%
Jazz Investments I, Ltd. 1.88%, 08/15/2021 (C)	1,916,000	2,121,970

Semiconductors & Semiconductor Equipment - 12.1%
Cypress Semiconductor Corp. 4.50%, 01/15/2022 (C) (D)	1,198,000	1,474,289
Microchip Technology, Inc.
1.63%, 02/15/2027 (D)	1,355,000	1,387,181
2.25%, 02/15/2037 (D)	566,000	584,395
Nanya Technology Corp. Zero Coupon, 01/24/2022 (F)	2,200,000	2,384,250
ON Semiconductor Corp. 1.63%, 10/15/2023 (D)	2,361,000	2,358,049
Silicon Laboratories, Inc. 1.38%, 03/01/2022 (D)	1,084,000	1,137,522
Teradyne, Inc. 1.25%, 12/15/2023 (D)	750,000	938,438
Veeco Instruments, Inc. 2.70%, 01/15/2023	1,183,000	1,299,821

		11,563,945

	Principal	Value
CONVERTIBLE BONDS (continued)
Software - 4.2%
Nuance Communications, Inc. 1.25%, 04/01/2025 (C) (D)	$ 3,000,000	$ 3,043,125
Verint Systems, Inc. 1.50%, 06/01/2021	975,000	939,047

		3,982,172

Technology Hardware, Storage & Peripherals - 1.2%
Electronics For Imaging, Inc. 0.75%, 09/01/2019	1,125,000	1,195,313

Total Convertible Bonds (Cost $50,021,666)		51,625,519

CORPORATE DEBT SECURITIES - 18.5%
Aerospace & Defense - 0.9%
Bombardier, Inc. 8.75%, 12/01/2021 (D)	750,000	834,375

Airlines - 1.0%
Air France-KLM 6.25% (G), 10/01/2020 (B) (F) (H)	EUR 800,000	917,778

Commercial Services & Supplies - 0.9%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (D)	$ 1,065,000	915,900

Food & Staples Retailing - 0.4%
Cumberland Farms, Inc. 6.75%, 05/01/2025 (D)	350,000	363,178

Health Care Equipment & Supplies - 1.2%
Greatbatch, Ltd. 9.13%, 11/01/2023 (D)	1,085,000	1,139,250

Hotels, Restaurants & Leisure - 2.3%
Silversea Cruise Finance, Ltd. 7.25%, 02/01/2025 (C) (D)	1,406,000	1,490,360
Viking Cruises, Ltd. 8.50%, 10/15/2022 (D)	661,000	690,745

		2,181,105

Household Durables - 1.1%
American Greetings Corp. 7.88%, 02/15/2025 (D)	1,000,000	1,067,500

Insurance - 1.4%
HCI Group, Inc. 4.25%, 03/01/2037 (D)	1,387,000	1,377,464

Internet Software & Services - 1.2%
Match Group, Inc. 6.38%, 06/01/2024 (C)	826,000	899,307
Netflix, Inc. 3.63%, 05/15/2027 (D) (E)	EUR 200,000	220,943

		1,120,250

Oil, Gas & Consumable Fuels - 1.7%
EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2020 (C)	$ 1,484,000	1,404,235
Ultra Resources, Inc. 7.13%, 04/15/2025 (D)	190,000	188,220

		1,592,455

Pharmaceuticals - 0.3%
Sucampo Pharmaceuticals, Inc. 3.25%, 12/15/2021 (D)	350,000	336,875

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. 7.00%, 07/01/2024 (B) (C)	$ 2,099,000	$ 2,232,811
Qorvo, Inc. 7.00%, 12/01/2025 (C)	1,336,000	1,482,960

		3,715,771

Wireless Telecommunication Services - 2.2%
Sprint Corp. 7.88%, 09/15/2023 (C)	1,883,000	2,113,667

Total Corporate Debt Securities (Cost $16,678,000)		17,675,568

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.2% (L) (M)
Call - Cypress Semiconductor Corp. Exercise Price $15 Expiration Date 05/19/2017	342	4,446
Call - FireEye, Inc. Exercise Price $14 Expiration Date 05/19/2017	96	2,496
Call - T-Mobile US, Inc. Exercise Price $65 Expiration Date 05/19/2017	37	12,395
Call - Twitter, Inc. Exercise Price $17 Expiration Date 05/05/2017	210	2,520
Call - Weatherford International PLC Exercise Price $6 Expiration Date 05/05/2017	938	8,442
Call - Yahoo!, Inc. Exercise Price $50 Expiration Date 05/05/2017	130	1,300
Put - CBS Corp. Exercise Price $65 Expiration Date 05/05/2017	116	8,468
Put - Cisco Systems, Inc. Exercise Price $33 Expiration Date 05/05/2017	300	1,200
Put - Clovis Oncology, Inc. Exercise Price $50 Expiration Date 05/19/2017	37	3,404
Put - ConocoPhillips Exercise Price $47 Expiration Date 05/05/2017	112	3,584
Put - DISH Network Corp. Exercise Price $62 Expiration Date 05/05/2017	61	5,185
Put - Ensco PLC Exercise Price $7 Expiration Date 05/19/2017	375	1,875
Put - Finisar Corp. Exercise Price $21 Expiration Date 05/19/2017	52	1,560
Put - Finisar Corp. Exercise Price $22 Expiration Date 05/19/2017	40	2,200

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued) (L) (M)
Put - FireEye, Inc. Exercise Price $10 Expiration Date 05/12/2017	210	$ 840
Put - Freeport-McMoRan, Inc. Exercise Price $12 Expiration Date 05/05/2017	700	2,800
Put - Frontier Communications Corp. Exercise Price $3 Expiration Date 05/19/2017	373	26,110
Put - IMAX Corp. Exercise Price $30 Expiration Date 05/19/2017	70	3,500
Put - Micron Technology, Inc. Exercise Price $27 Expiration Date 05/05/2017	455	5,005
Put - SM Energy Co. Exercise Price $20 Expiration Date 05/19/2017	70	2,625
Put - SPDR S&P 500 ETF Trust Exercise Price $238 Expiration Date 05/05/2017	665	41,230
Put - T-Mobile US, Inc. (I) Exercise Price $59 Expiration Date 05/05/2017	76	684
Put - Walt Disney Co. Exercise Price $112 Expiration Date 05/05/2017	130	780
Put - Walt Disney Co. Exercise Price $113 Expiration Date 05/05/2017	231	2,079

Total Exchange-Traded Options Purchased (Cost $187,829)		144,728

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (J)	4,248,584	4,248,584

Total Securities Lending Collateral (Cost $4,248,584)		4,248,584

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.09% (J), dated 04/28/2017, to be repurchased at $1,090,601 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $1,116,081.	$ 1,090,593	1,090,593

Total Repurchase Agreement (Cost $1,090,593)		1,090,593

Total Investments (Cost $95,573,588) (K)		98,362,213

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (12.0)% (L) (M)
COMMON STOCKS - (11.0)%
Airlines - (0.1)%
Air France-KLM	(7,711)	$ (64,803)

Auto Components - (0.1)%
Horizon Global Corp.	(6,429)	(90,585)

Biotechnology - (1.5)%
Clovis Oncology, Inc.	(11,634)	(673,492)
Ionis Pharmaceuticals, Inc.	(4,010)	(193,242)
Neurocrine Biosciences, Inc.	(10,150)	(542,010)

		(1,408,744)

Communications Equipment - (0.5)%
Ciena Corp.	(10,816)	(247,795)
Lumentum Holdings, Inc.	(5,234)	(223,753)

		(471,548)

Diversified Telecommunication Services - (0.8)%
Inmarsat PLC	(77,560)	(798,170)

Equity Real Estate Investment Trusts - (1.6)%
Hansteen Holdings PLC	(964,976)	(1,547,290)

Health Care Equipment & Supplies - (0.1)%
Nevro Corp.	(1,200)	(113,064)

Internet & Direct Marketing Retail - (0.4)%
Ctrip.com International, Ltd., ADR	(4,636)	(234,164)
Priceline Group, Inc.	(95)	(175,448)

		(409,612)

Internet Software & Services - (1.4)%
Carbonite, Inc.	(18,063)	(390,161)
Cornerstone OnDemand, Inc.	(1,122)	(44,072)
Twitter, Inc.	(15,400)	(253,792)
Yahoo!, Inc.	(12,904)	(622,102)

		(1,310,127)

Media - (0.7)%
DISH Network Corp., Class A	(10,488)	(675,847)

	Shares	Value
SECURITIES SOLD SHORT (continued) (L) (M)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - (0.2)%
PDC Energy, Inc.	(2,736)	$ (151,109)

Pharmaceuticals - (0.3)%
Jazz Pharmaceuticals PLC	(1,444)	(230,000)
Sucampo Pharmaceuticals, Inc., Class A	(8,400)	(85,260)

		(315,260)

Semiconductors & Semiconductor Equipment - (1.8)%
Cypress Semiconductor Corp.	(26,416)	(370,088)
Microchip Technology, Inc.	(5,760)	(435,341)
ON Semiconductor Corp.	(41,400)	(587,052)
Silicon Laboratories, Inc.	(2,852)	(202,920)
Teradyne, Inc.	(2,100)	(74,067)
Veeco Instruments, Inc.	(2,625)	(86,625)

		(1,756,093)

Software - (1.4)%
FireEye, Inc.	(7,200)	(90,072)
Nuance Communications, Inc.	(67,574)	(1,208,899)

		(1,298,971)

Technology Hardware, Storage & Peripherals - (0.1)%
Electronics For Imaging, Inc.	(1,567)	(71,737)

Total Common Stocks (Proceeds $10,232,040)		(10,482,960)

EXCHANGE-TRADED FUND - (1.0)%
U.S. Equity Fund - (1.0)%
Financial Select Sector SPDR Fund	(41,200)	(969,436)

Total Exchange-Traded Fund (Proceeds $947,991)		(969,436)

Total Securities Sold Short (Proceeds $11,180,031)		(11,452,396)

Net Other Assets (Liabilities) - 8.8%		8,394,707

Net Assets - 100.0%		$ 95,304,524

OVER-THE-COUNTER SWAP AGREEMENTS: (N) (O)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection (P)
Reference Obligation	Counterparty	Fixed Rate Payable	Expiration Date	Implied Credit Spread at April 30, 2017 (Q)	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank, 5.88%, 09/26/2017	JPM	1.00%	06/20/2022	1.60%	EUR 1,990,000	$26,399	$63,607	$(37,208)

Total Return Swap Agreements (T)

Reference Entity	Counterparty	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Pay	03/13/2018	3,601,736	$17,642	$72,314	$(54,672)
Twitter, Inc., 1.00%, 09/15/2021	CITI	Pay	03/08/2018	3,685,333	(16,815)	55,319	(72,134)

Total					$827	$127,633	$(126,806)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FUTURES CONTRACTS: (U)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(41)	06/30/2017	$—	$(30,109)

FORWARD FOREIGN CURRENCY CONTRACTS: (N) (O)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	05/31/2017	USD	3,252,215	EUR	2,981,000	$100	$(214)
SSB	05/31/2017	USD	2,053,921	JPY	228,500,000	1,977	(182)

Total						$2,077	$(396)

SECURITY VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$21,153,487	$2,049,253	$—	$23,202,740
Convertible Preferred Stock	374,481	—	—	374,481
Convertible Bonds	—	51,625,519	—	51,625,519
Corporate Debt Securities	—	17,675,568	—	17,675,568
Exchange-Traded Options Purchased	144,044	684	—	144,728
Securities Lending Collateral	4,248,584	—	—	4,248,584
Repurchase Agreement	—	1,090,593	—	1,090,593

Total Investments	$25,920,596	$72,441,617	$—	$98,362,213

Other Financial Instruments
Over-the-Counter Credit Default Swap Agreements	$—	$26,399	$—	$26,399
Over-the-Counter Total Return Swap Agreements	—	17,642	—	17,642
Forward Foreign Currency Contracts (W)	—	2,077	—	2,077

Total Other Financial Instruments	$—	$46,118	$—	$46,118

LIABILITIES
Securities Sold Short
Common Stocks	$(8,870,867)	$(1,612,093)	$—	$(10,482,960)
Exchange-Traded Fund	(969,436)	—	—	(969,436)

Total Securities Sold Short	$(9,840,303)	$(1,612,093)	$—	$(11,452,396)

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(16,815)	$—	$(16,815)
Futures Contracts (W)	(30,109)	—	—	(30,109)
Forward Foreign Currency Contracts (W)	—	(396)	—	(396)

Total Other Financial Instruments	$(30,109)	$(17,211)	$—	$(47,320)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,161,402. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of all securities segregated as collateral for open exchange-traded options and securities sold short transactions is $15,753,550.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $28,558,311, representing 30.0% of the Fund’s net assets.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the total value of Regulation S securities is $7,586,326, representing 8.0% of the Fund’s net assets.
(G)	Floating or variable rate security. The rate disclosed is as of April 30, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2017, value of the derivatives is $684, representing less than 0.1% of the Fund’s net assets.
(J)	Rates disclosed reflect the yields at April 30, 2017.
(K)	Aggregate cost for federal income tax purposes is $95,573,588. Aggregate gross unrealized appreciation and depreciation for all securities is $3,465,338 and $676,713, respectively. Net unrealized appreciation for tax purposes is $2,788,625.
(L)	Cash on deposit with broker in the amount of $7,496,762 has been segregated as collateral for open exchange-traded options and securities sold short transactions.
(M)	Cash deposit due to broker in the amount of $903 has been segregated as collateral for open exchange-traded options and securities sold short transactions.
(N)	Cash on deposit with broker in the amount of $153,299 has been segregated as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(O)	Cash on deposit with custodian in the amount of $3,000,000 has been segregated as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(P)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	Cash on deposit with broker in the amount of $30,750 has been segregated as collateral to cover margin requirements for open futures contracts.
(V)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.4%
Apidos CLO XIX Series 2014-19A, Class CR, 3.23% (A), 10/17/2026 (B)	$ 1,000,000	$ 999,989
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (B)	575,000	575,553
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (B)	2,678,665	2,647,335
CIFC Funding, Ltd. Series 2012-2A, Class A3R, 3.80% (A), 12/05/2024 (B)	1,980,000	1,981,772
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (A), 05/25/2032	315,172	316,786
Series 2006-6, Class 2A3,
1.27% (A), 09/25/2036	1,455,479	1,430,992
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (B)	119,288	118,395
Series 2013-2, Class A,
2.27%, 05/20/2026 (B)	424,876	422,150
Series 2014-1, Class A,
2.54%, 05/20/2027 (B)	222,526	219,844
Golub Capital Partners CLO, Ltd. Series 2017-34A, Class A1, 3.16% (A), 03/08/2029 (B)	530,000	529,978
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class CT1, 3.61%, 10/15/2048 (B)	605,000	600,904
GSAA Trust Series 2006-1, Class A3, 1.32% (A), 01/25/2036	2,095,081	1,445,759
GSAMP Trust Series 2006-HE1, Class A2D, 1.30% (A), 01/25/2036	1,007,201	987,940
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.28%, 01/25/2026 (B)	124,912	124,571
HSBC Home Equity Loan Trust Series 2007-2, Class M1, 1.29% (A), 07/20/2036	100,000	97,463
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (B)	2,158,370	2,279,015
Lehman XS Trust Series 2005-8, Class 1A3, 1.34% (A), 12/25/2035	2,081,225	1,406,709
Marine Park CLO, Ltd. Series 2012-1A, Class BR, 3.65% (A), 05/18/2023 (B)	3,085,000	3,085,447
New Residential Advanced Receivables Trust
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (B)	425,000	421,626
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	650,000	644,882

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust (continued)
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (B)	$ 900,000	$ 906,417
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (B)	1,622,000	1,626,331
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (B)	2,900,000	2,884,479
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.69% (A), 04/17/2027 (B)	725,000	726,215
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (B)	1,000,000	1,000,430
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (B)	1,600,000	1,546,000
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (B)	680,476	674,202
Series 2016-A, Class A,
2.61%, 03/08/2029 (B)	1,625,403	1,610,234
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class A4, 1.31% (A), 02/25/2036	224,190	221,662
SBA Tower Trust Series 2014-1A, Class C, 2.90% (A), 10/15/2044 (B)	3,245,000	3,263,816
Sierra Timeshare Receivables Funding LLC Series 2014-1A, Class A, 2.07%, 03/20/2030 (B)	115,462	115,362
SoFi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (B)	2,027,607	2,038,903
Soundview Home Loan Trust Series 2006-3, Class A3, 1.15% (A), 11/25/2036	2,330,113	2,173,990
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (B)	1,300,000	1,333,500
Series 2014-3A, Class A,
5.74%, 03/20/2042 (B)	4,050,517	4,254,735
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (B)	1,474,771	1,482,674
SPS Servicer Advance Receivables Trust Series 2016-T1, Class CT1, 3.32%, 11/16/2048 (B)	1,450,000	1,445,194
STORE Master Funding I LLC Series 2015-1A, Class A1, 3.75%, 04/20/2045 (B)	3,796,650	3,813,610
STORE Master Funding LLC Series 2013-3A, Class A2, 5.21%, 11/20/2043 (B)	634,088	655,412
THL Credit Wind River CLO, Ltd. Series 2014-1A, Class CR, 3.41% (A), 04/18/2026 (B)	2,000,000	1,999,978
TICP Clo , Ltd. Series 2014-3A, Class B1R, 2.34% (A), 01/20/2027 (B)	1,250,000	1,250,126

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.75% (A), 10/25/2056 (B)	$ 1,490,901	$ 1,496,131
Truman Capital Mortgage Loan Trust Series 2005-1, Class A, 1.42% (A), 03/25/2037 (B)	208,950	206,434
Welk Resorts LLC Series 2015-AA, Class A, 2.79%, 06/16/2031 (B)	1,679,063	1,674,703
Westgate Resorts LLC Series 2015-1A, Class A, 2.75%, 05/20/2027 (B)	362,540	363,625

Total Asset-Backed Securities (Cost $56,673,580)		59,101,273

CORPORATE DEBT SECURITIES - 57.5%
Aerospace & Defense - 0.6%
Bombardier, Inc.
4.75%, 04/15/2019 (B)	1,360,000	1,391,022
7.50%, 03/15/2025 (B)	720,000	748,800
Embraer Netherlands Finance BV 5.40%, 02/01/2027	690,000	717,600

		2,857,422

Airlines - 2.3%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	677,653	758,971
American Airlines Pass-Through Trust 4.00%, 01/15/2027	2,980,504	3,069,919
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	289,789	301,381
Delta Air Lines Pass-Through Trust 4.75%, 11/07/2021	1,940,706	2,049,871
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	896,956	996,356
United Airlines Pass-Through Trust 3.75%, 03/03/2028	1,886,970	1,931,785
US Airways Pass-Through Trust 3.95%, 05/15/2027	369,191	377,018
Virgin Australia Pass-Through Trust 5.00%, 04/23/2025 (B)	597,430	619,057

		10,104,358

Automobiles - 0.5%
Ford Motor Co. 4.35%, 12/08/2026	1,281,000	1,312,285
General Motors Co. 4.88%, 10/02/2023	1,029,000	1,097,068

		2,409,353

Banks - 10.3%
Bank of America Corp.
4.10%, 07/24/2023	745,000	783,178
5.88%, 02/07/2042, MTN	567,000	692,108
6.30% (A), 03/10/2026 (C)	505,000	556,131
Bank One Capital III 8.75%, 09/01/2030	195,000	284,700
Bank One Corp. 8.00%, 04/29/2027	825,000	1,086,277

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC 10.18%, 06/12/2021 (B)	$ 2,707,000	$ 3,409,583
BBVA Bancomer SA 6.50%, 03/10/2021 (B) (D)	3,600,000	3,956,400
BNP Paribas SA 6.75%(A), 03/14/2022 (B) (C) (D)	385,000	402,806
Citigroup, Inc.
2.48% (A), 09/01/2023	1,110,000	1,136,913
5.95% (A), 01/30/2023 (C)	3,085,000	3,243,106
Commerzbank AG 8.13%, 09/19/2023 (B)	2,435,000	2,878,102
Cooperatieve Rabobank UA 11.00% (A), 06/30/2019 (B) (C)	2,850,000	3,327,375
Discover Bank 3.45%, 07/27/2026	1,420,000	1,382,208
First Horizon National Corp. 3.50%, 12/15/2020	1,320,000	1,354,098
HSBC Holdings PLC 6.38% (A), 09/17/2024 (C) (D)	2,805,000	2,903,175
ING Bank NV 5.80%, 09/25/2023 (B)	2,240,000	2,507,147
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (B)	595,000	566,895
KeyBank NA 3.40%, 05/20/2026, MTN	460,000	453,550
Lloyds Bank PLC 6.50%, 09/14/2020, MTN (B)	1,955,000	2,178,949
Macquarie Bank, Ltd. 6.63%, 04/07/2021 (B)	1,000,000	1,132,757
Regions Bank 7.50%, 05/15/2018	2,530,000	2,667,235
Royal Bank of Scotland Group PLC 6.10%, 06/10/2023	3,175,000	3,413,401
Toronto-Dominion Bank 3.63% (A), 09/15/2031	1,115,000	1,105,144
Wells Fargo & Co. 7.98% (A), 03/15/2018 (C)	3,205,000	3,353,231
Wells Fargo Bank NA 5.95%, 08/26/2036	459,000	563,672

		45,338,141

Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	818,000	833,568
Constellation Brands, Inc. 3.70%, 12/06/2026	374,000	378,565
Cott Holdings, Inc. 5.50%, 04/01/2025 (B)	1,410,000	1,434,675
Molson Coors Brewing Co.
3.00%, 07/15/2026	828,000	794,903
4.20%, 07/15/2046	940,000	889,081
Pernod Ricard SA 5.75%, 04/07/2021 (B)	1,323,000	1,478,267

		5,809,059

Biotechnology - 1.0%
AbbVie, Inc. 3.20%, 05/14/2026	1,330,000	1,296,142

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Biogen, Inc. 4.05%, 09/15/2025	$ 807,000	$ 846,216
Celgene Corp. 3.88%, 08/15/2025	1,294,000	1,340,461
Gilead Sciences, Inc. 2.95%, 03/01/2027	1,074,000	1,030,072

		4,512,891

Building Products - 0.7%
Builders FirstSource, Inc. 10.75%, 08/15/2023 (B)	728,000	849,940
Owens Corning 4.20%, 12/15/2022	2,154,000	2,257,431

		3,107,371

Capital Markets - 3.5%
Ameriprise Financial, Inc. 7.30%, 06/28/2019	1,180,000	1,312,207
Deutsche Bank AG 2.36% (A), 08/20/2020	945,000	947,708
Goldman Sachs Group, Inc. 5.70% (A), 05/10/2019 (C)	1,665,000	1,719,112
Morgan Stanley
5.45% (A), 07/15/2019 (C)	1,425,000	1,458,844
5.75%, 01/25/2021	1,250,000	1,390,570
Oaktree Capital Management, LP 6.75%, 12/02/2019 (B)	2,335,000	2,577,606
Prospect Capital Corp. 5.88%, 03/15/2023 (D)	3,430,000	3,540,803
UBS AG 7.63%, 08/17/2022	1,105,000	1,290,088
UBS Group AG 7.13% (A), 08/10/2021 (C) (E)	1,055,000	1,132,148

		15,369,086

Chemicals - 0.3%
E.I. du Pont de Nemours & Co. 2.20%, 05/01/2020 (F)	1,160,000	1,161,808

Commercial Services & Supplies - 0.4%
Steelcase, Inc. 6.38%, 02/15/2021	1,480,000	1,653,148

Construction & Engineering - 0.6%
Beazer Homes USA, Inc. 8.75%, 03/15/2022	650,000	723,125
SBA Tower Trust
2.88%, 07/15/2021 (B)	1,005,000	1,004,146
3.17%, 04/15/2047 (B)	880,000	883,291

		2,610,562

Construction Materials - 0.9%
LafargeHolcim Finance US LLC 3.50%, 09/22/2026 (B)	1,867,000	1,833,678
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	1,927,000	2,012,836

		3,846,514

Consumer Finance - 1.9%
Ally Financial, Inc.
3.50%, 01/27/2019	650,000	658,125
8.00%, 03/15/2020	500,000	564,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
BMW US Capital LLC 2.80%, 04/11/2026 (B)	$ 1,180,000	$ 1,144,706
Discover Financial Services 3.75%, 03/04/2025	1,705,000	1,689,694
Springleaf Finance Corp. 8.25%, 12/15/2020	3,980,000	4,360,886

		8,417,786

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (B)	485,000	494,312
6.00%, 02/15/2025 (B)	335,000	346,306
Coveris Holdings SA 7.88%, 11/01/2019 (B)	420,000	414,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	2,970,000	3,059,100

		4,314,468

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	822,000	868,876
ILFC E-Capital Trust I 4.66% (A), 12/21/2065 (B)	1,520,000	1,444,000
Jefferies Group LLC 5.13%, 01/20/2023	1,420,000	1,533,098

		3,845,974

Diversified Telecommunication Services - 1.7%
AT&T, Inc. 3.40%, 05/15/2025	1,945,000	1,894,092
CenturyLink, Inc. 5.80%, 03/15/2022	1,435,000	1,501,369
Frontier Communications Corp. 7.63%, 04/15/2024	1,085,000	930,387
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	2,855,000	3,223,723

		7,549,571

Electric Utilities - 0.3%
EDP Finance BV 5.25%, 01/14/2021 (B) (D)	1,310,000	1,402,156

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. 3.50%, 04/01/2022	1,705,000	1,738,587

Energy Equipment & Services - 0.8%
Noble Holding International, Ltd. 6.05%, 03/01/2041	1,061,000	742,700
NuStar Logistics, LP 8.15%, 04/15/2018	1,921,000	2,024,254
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	50,000	55,060
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (B)	510,000	523,409

		3,345,423

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 2.4%
CBL & Associates, LP 5.25%, 12/01/2023 (D)	$ 997,000	$ 998,724
EPR Properties 7.75%, 07/15/2020	1,850,000	2,105,770
Government Properties Income Trust 3.75%, 08/15/2019	2,184,000	2,200,389
Hospitality Properties Trust 5.00%, 08/15/2022	1,653,000	1,766,460
Kilroy Realty, LP 6.63%, 06/01/2020	1,796,000	2,006,096
VEREIT Operating Partnership, LP 4.13%, 06/01/2021	1,250,000	1,300,781

		10,378,220

Food & Staples Retailing - 0.4%
CVS Health Corp. 2.13%, 06/01/2021	387,000	381,876
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	1,529,000	1,574,277

		1,956,153

Food Products - 0.8%
Conagra Brands, Inc. 3.20%, 01/25/2023	574,000	581,522
Kraft Heinz Foods Co.
4.38%, 06/01/2046	333,000	316,829
4.88%, 02/15/2025 (B)	405,000	433,661
Smithfield Foods, Inc. 2.70%, 01/31/2020 (B)	900,000	901,989
Tyson Foods, Inc. 3.95%, 08/15/2024	490,000	504,192
WhiteWave Foods Co. 5.38%, 10/01/2022	598,000	668,265

		3,406,458

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories 3.75%, 11/30/2026	1,224,230	1,239,261
Becton Dickinson and Co. 3.13%, 11/08/2021	554,000	557,124
Mallinckrodt International Finance SA 3.50%, 04/15/2018 (D)	2,135,000	2,145,910
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.88%, 04/15/2020 (B)	200,000	199,500
Medtronic, Inc. 4.63%, 03/15/2045	864,000	939,857

		5,081,652

Health Care Providers & Services - 1.1%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (D)	1,200,000	993,000
7.13%, 07/15/2020 (D)	1,700,000	1,525,750
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	604,000	605,034
Owens & Minor, Inc. 3.88%, 09/15/2021	1,610,000	1,648,035

		4,771,819

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.8%
International Game Technology PLC 6.50%, 02/15/2025 (B)	$ 1,542,000	$ 1,688,490
Scientific Games International, Inc. 7.00%, 01/01/2022 (B)	1,694,000	1,813,630

		3,502,120

Household Durables - 0.8%
D.R. Horton, Inc. 4.38%, 09/15/2022	1,214,000	1,283,970
Meritage Homes Corp. 4.50%, 03/01/2018	1,675,000	1,700,125
Newell Brands, Inc. 4.20%, 04/01/2026	451,000	474,030

		3,458,125

Independent Power & Renewable Electricity Producers - 0.9%
Dynegy, Inc. 7.63%, 11/01/2024 (D)	1,495,000	1,367,925
NRG Energy, Inc.
7.25%, 05/15/2026 (D)	320,000	327,200
7.88%, 05/15/2021 (D)	2,120,000	2,173,000

		3,868,125

Industrial Conglomerates - 0.7%
General Electric Co. 5.00% (A), 01/21/2021 (C)	2,839,000	2,994,435

Insurance - 3.6%
American Financial Group, Inc. 9.88%, 06/15/2019	1,325,000	1,534,369
Chubb Corp. 3.41% (A), 03/29/2067	2,742,000	2,714,580
CNA Financial Corp. 5.88%, 08/15/2020	2,780,000	3,080,223
Enstar Group, Ltd. 4.50%, 03/10/2022	328,000	335,798
Fidelity National Financial, Inc. 6.60%, 05/15/2017	1,813,000	1,815,825
Lincoln National Corp. 8.75%, 07/01/2019	192,000	218,192
Oil Insurance, Ltd. 4.13% (A), 05/29/2017 (B) (C)	1,920,000	1,632,000
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	580,000	578,020
Reinsurance Group of America, Inc. 3.80% (A), 12/15/2065	1,875,000	1,745,625
Sompo Japan Nipponkoa Insurance, Inc. 5.33% (A), 03/28/2073 (B)	2,190,000	2,365,200

		16,019,832

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	1,363,000	1,307,342

Machinery - 0.1%
CNH Industrial Capital LLC 3.88%, 07/16/2018 (D)	660,000	673,200

Media - 2.2%
Cablevision Systems Corp. 7.75%, 04/15/2018	2,375,000	2,484,844

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	$ 3,760,000	$ 3,797,519
CSC Holdings LLC 10.13%, 01/15/2023 (B)	1,050,000	1,218,000
Univision Communications, Inc. 6.75%, 09/15/2022 (B)	2,000,000	2,095,000

		9,595,363

Metals & Mining - 0.3%
Anglo American Capital PLC 4.75%, 04/10/2027 (B) (D)	635,000	656,609
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	647,000	735,570

		1,392,179

Multi-Utilities - 0.5%
Black Hills Corp.
4.25%, 11/30/2023	730,000	772,318
5.88%, 07/15/2020	700,000	767,262
Dominion Resources, Inc. 2.96% (G), 07/01/2019	805,000	816,157

		2,355,737

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (D)	1,823,000	2,040,493
CITGO Holding, Inc. 10.75%, 02/15/2020 (B)	1,249,000	1,339,553
CITGO Petroleum Corp. 6.25%, 08/15/2022 (B)	1,085,000	1,106,700
Energy Transfer Partners, LP 2.50%, 06/15/2018	980,000	984,404
EnLink Midstream Partners, LP
4.85%, 07/15/2026	1,000,000	1,050,850
5.05%, 04/01/2045	1,095,000	1,036,664
Exxon Mobil Corp. 3.04%, 03/01/2026 (D)	1,160,000	1,171,723
Lukoil International Finance BV 3.42%, 04/24/2018 (B)	1,175,000	1,186,691
ONEOK Partners, LP 4.90%, 03/15/2025	2,825,000	3,024,439
Petrobras Global Finance BV
3.00%, 01/15/2019 (D)	1,630,000	1,628,370
6.13%, 01/17/2022	425,000	445,336
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 (B) (D)	1,209,000	1,284,563
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 (B)	1,445,000	1,607,360
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028 (B)	1,685,000	1,687,238
YPF SA 8.50%, 07/28/2025 (B) (D)	2,242,000	2,536,262

		22,130,646

Paper & Forest Products - 0.2%
Boise Cascade Co. 5.63%, 09/01/2024 (B)	675,000	693,563

Pharmaceuticals - 0.6%
Actavis Funding SCS 3.80%, 03/15/2025	430,000	437,640

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Actavis, Inc. 3.25%, 10/01/2022	$ 958,000	$ 972,378
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	908,000	879,131
Valeant Pharmaceuticals International, Inc. 5.88%, 05/15/2023 (B)	689,000	508,999

		2,798,148

Professional Services - 0.3%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (B)	1,351,000	1,425,305

Road & Rail - 1.1%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (B)	792,364	788,916
7.13%, 10/15/2020 (B)	3,610,000	4,128,483

		4,917,399

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp. 4.13%, 11/01/2021 (D)	1,204,000	1,273,701

Specialty Retail - 0.1%
Claire’s Stores, Inc. 9.00%, 03/15/2019 (B)	810,000	374,625

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc. 2.85%, 02/23/2023	1,667,000	1,693,202
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (B)	1,520,000	1,669,460
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	1,493,000	1,543,247
Western Digital Corp. 7.38%, 04/01/2023 (B)	2,240,000	2,452,800

		7,358,709

Tobacco - 0.4%
Reynolds American, Inc. 7.25%, 06/15/2037	340,000	451,494
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	1,020,000	1,144,854

		1,596,348

Trading Companies & Distributors - 0.2%
International Lease Finance Corp. 8.25%, 12/15/2020	825,000	973,634

Wireless Telecommunication Services - 2.1%
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	680,000	693,396
4.88%, 08/15/2040 (B)	1,915,000	2,042,057
6.11%, 01/15/2040 (B)	2,892,000	3,132,812
Sprint Communications, Inc. 9.00%, 11/15/2018 (B)	3,105,000	3,396,094

		9,264,359

Total Corporate Debt Securities (Cost $244,106,471)		252,960,875

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Argentina - 0.5%
Argentina Republic Government International Bond 7.50%, 04/22/2026	2,076,000	2,274,258

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.5%
Dominican Republic International Bond
5.50%, 01/27/2025 (E)	$ 1,122,000	$ 1,163,122
5.95%, 01/25/2027 (B)	1,122,000	1,174,442

		2,337,564

Indonesia - 0.2%
Indonesia Government International Bond 4.75%, 01/08/2026 (B)	780,000	835,613

Mexico - 0.1%
Mexico Bonos Series M, 8.50%, 12/13/2018	MXN 5,328,600	290,175

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (B)	$ 360,000	353,714

Total Foreign Government Obligations (Cost $5,933,399)		6,091,324

LOAN ASSIGNMENTS - 1.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc. Term Loan B, 4.27% (A), 11/14/2019 (F)	1,796,939	1,797,313

Containers & Packaging - 0.6%
Coveris Holdings SA Term Loan B1, 4.65% (A), 05/08/2019	2,580,000	2,585,374

Food & Staples Retailing - 0.3%
Albertsons LLC
Term Loan B4,
3.99% (A), 08/22/2021	339,150	340,083
Term Loan B6,
4.30% (A), 06/22/2023	918,545	922,483

		1,262,566

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Term Loan, 8.55% (A), 08/23/2021	411,765	444,019

Total Loan Assignments (Cost $6,047,335)		6,089,272

MORTGAGE-BACKED SECURITIES - 12.0%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A, 4.08%, 03/13/2031 (B)	307,298	310,713
Alternative Loan Trust
Series 2004-3T1, Class A3,
5.00%, 05/25/2034	162,560	163,275
Series 2005-14, Class 2A1,
1.20% (A), 05/25/2035	1,121,001	931,285
Series 2005-14, Class 4A1,
1.21% (A), 05/25/2035	2,298,199	1,879,358
Series 2006-OC1, Class 2A3A,
1.31% (A), 03/25/2036	2,278,435	1,915,699

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust Series 2007-2, Class A1, 1.12% (A), 03/25/2047	$ 818,723	$ 691,830
Banc of America Funding Trust Series 2007-3, Class TA2, 1.17% (A), 04/25/2037	518,307	363,152
BB-UBS Trust Series 2012-TFT, Class C, 3.58% (A), 06/05/2030 (B)	2,345,000	2,272,724
BCAP LLC Trust Series 2009-RR14, Class 1A1, 6.00% (A), 05/26/2037 (B)	136,094	137,922
BHMS Mortgage Trust Series 2014-ATLS, Class CFX, 4.85% (A), 07/05/2033 (B)	2,000,000	2,017,482
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class B, 3.21%, 04/10/2028 (B)	2,200,000	2,229,281
Chicago Skyscraper Trust Series 2017-SKY, Class C, 2.24% (A), 02/15/2030 (B)	1,000,000	1,001,875
CHL Mortgage Pass-Through Trust Series 2005-11, Class 4A1, 1.26% (A), 04/25/2035	367,956	305,875
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	218,393	226,649
Series 2015-A, Class A1,
3.50% (A), 06/25/2058 (B)	445,804	452,278
COMM Mortgage Trust Series 2014-PAT, Class D, 3.06% (A), 08/13/2027 (B)	2,755,000	2,758,473
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class B, 3.80%, 10/05/2030 (B)	1,175,000	1,127,910
Cosmopolitan Hotel Trust Series 2016-CSMO, Class C, 3.64% (A), 11/15/2033 (B)	1,700,000	1,720,158
Credit Suisse Mortgage Trust Series 2017-HD. Class C, 2.69%, 02/15/2031	725,000	725,045
CSMC Trust
Series 2010-18R, Class 1A11,
3.08% (A), 08/26/2035 (B)	5,990	5,989
Series 2014-11R, Class 17A1,
1.14% (A), 12/27/2036 (B)	1,364,513	1,271,012
Series 2015-DEAL, Class D,
4.09% (A), 04/15/2029 (B)	1,000,000	1,003,746
GP Portfolio Trust Series 2014-GPP, Class D, 3.99% (A), 02/15/2027 (B)	650,000	651,738
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (A), 04/10/2031 (B)	2,000,000	2,011,794
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1, 1.12% (A), 05/25/2037	302,277	176,479
Impac CMB Trust Series 2007-A, Class A, 1.24% (A), 05/25/2037 (B)	382,741	362,663

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.89% (A), 08/25/2037	$ 1,228,979	$ 969,686
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.18% (A), 12/26/2037 (B)	117,732	117,369
Series 2009-R7, Class 1A1,
3.08% (A), 02/26/2036 (B)	499,108	491,653
Series 2009-R7, Class 4A1,
3.22% (A), 09/26/2034 (B)	49,523	49,392
Series 2009-R9, Class 1A1,
2.86% (A), 08/26/2046 (B)	119,825	120,109
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
6.00% (A), 06/15/2049	2,760,000	2,830,229
Series 2014-DSTY, Class C,
3.93% (A), 06/10/2027 (B)	2,000,000	1,978,328
Series 2014-INN, Class C,
2.69% (A), 06/15/2029 (B)	1,725,000	1,726,078
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR2, Class MLB, 5.79% (A), 06/15/2050 (B)	3,063,632	3,060,997
LB Commercial Mortgage Trust Series 2007-C3, Class A1A, 6.16% (A), 07/15/2044	71,901	72,137
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 3.48% (A), 03/25/2036	2,043,778	1,610,672
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A, 5.50%, 08/26/2047 (B)	232,477	232,236
Morgan Stanley Resecuritization Trust Series 2014-R4, Class 4A, 3.22% (A), 11/21/2035 (B)	2,316,263	2,327,328
New Residential Mortgage Loan Trust Series 2017-1A, Class A1, 4.00% (A), 02/25/2057 (B)	958,677	992,593
RALI Trust
Series 2006-QO1, Class 3A1,
1.26% (A), 02/25/2046	5,598,958	3,718,806
Series 2006-QO2, Class A1,
1.21% (A), 02/25/2046	119,643	54,303
Series 2007-QH5, Class AI1,
1.20% (A), 06/25/2037	406,700	336,947
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	2,319,270	2,392,724
SCG Trust Series 2013-SRP1, Class AJ, 2.94% (A), 11/15/2026 (B)	900,000	894,347
VSD LLC 3.60%, 12/25/2043	660,038	659,587
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 3.49% (A), 06/15/2029 (B)	1,060,000	1,062,437
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.90% (A), 06/25/2033	135,606	135,652

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2003-L, Class 1A2,
2.88% (A), 11/25/2033	$ 111,294	$ 111,448

Total Mortgage-Backed Securities (Cost $51,768,916)		52,659,463

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
California - 1.3%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	400,000	565,904
7.95%, 03/01/2036	4,345,000	4,987,756

Total Municipal Government Obligations (Cost $5,165,040)		5,553,660

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	1,435,797	259,414
Federal National Mortgage Association 3.00%, TBA (F) (H)	10,918,000	10,884,734

Total U.S. Government Agency Obligations (Cost $12,133,614)		11,144,148

U.S. GOVERNMENT OBLIGATIONS - 7.1%
U.S. Treasury - 5.6%
U.S. Treasury Note
1.50%, 08/15/2026	7,184,000	6,718,161
1.63%, 02/15/2026	4,711,000	4,473,057
1.75%, 05/15/2022	1,238,100	1,233,071
2.00%, 02/15/2025 - 11/15/2026	12,508,000	12,284,280

		24,708,569

U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	5,190,533	6,384,869

Total U.S. Government Obligations (Cost $30,512,448)		31,093,438

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	321,370

Total Common Stock (Cost $219,221)		321,370

CONVERTIBLE PREFERRED STOCK - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC Series A, 5.50%	1,369	1,185,253

Total Convertible Preferred Stock (Cost $1,369,007)		1,185,253

PREFERRED STOCKS - 1.5%
Banks - 0.6%
CoBank ACB Series F, 6.25% (A)	14,300	1,475,581

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
GMAC Capital Trust I Series 2, 6.82% (A)	44,000	$ 1,120,240

		2,595,821

Diversified Telecommunication Services - 0.9%
Centaur Funding Corp. Series B, 9.08% (B)	3,533	4,101,592

Total Preferred Stocks (Cost $6,800,725)		6,697,413

WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co. (I) Exercise Price $34 Expiration Date 10/28/2018	25,210	516,805

Total Warrant (Cost $194,117)		516,805

	Principal	Value
COMMERCIAL PAPER - 0.3%
Banks - 0.0% (J)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.11% (K), 06/15/2017	$ 100,000	99,864

Diversified Financial Services - 0.3%
Alpine Securitization, Ltd. 1.24% (K), 08/02/2017	675,000	672,873
Anglesea Funding PLC 1.14% (K), 06/15/2017	100,000	99,860
Gotham Funding Corp. 1.07% (K), 06/15/2017	200,000	199,737
Sheffield Receivable 1.25% (K), 07/10/2017	450,000	448,924

		1,421,394

Total Commercial Paper (Cost $1,521,258)		1,521,258

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
0.53% (K), 05/11/2017	325,000	324,940
0.75% (K), 06/22/2017	850,000	849,133
0.80% (K), 07/20/2017	400,000	399,313
0.81% (K), 07/13/2017	7,916,000	7,904,079

Total Short-Term U.S. Government Obligations (Cost $9,475,850)		9,477,465

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (K)	20,758,825	20,758,825

Total Securities Lending Collateral (Cost $20,758,825)		20,758,825

	Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.09% (K), dated 04/28/2017, to be repurchased at $6,881,714 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020,
and with a value of $7,019,724.

	$ 6,881,662	$ 6,881,662

Total Repurchase Agreement (Cost $6,881,662)		6,881,662

Total Investments (Cost $459,561,468) (L)		472,053,504
Net Other Assets (Liabilities) - (7.3)%		(32,257,938)

Net Assets - 100.0%		$ 439,795,566

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$59,101,273	$—	$59,101,273
Corporate Debt Securities	—	252,960,875	—	252,960,875
Foreign Government Obligations	—	6,091,324	—	6,091,324
Loan Assignments	—	6,089,272	—	6,089,272
Mortgage-Backed Securities	—	52,659,463	—	52,659,463
Municipal Government Obligations	—	5,553,660	—	5,553,660
U.S. Government Agency Obligations	—	11,144,148	—	11,144,148
U.S. Government Obligations	—	31,093,438	—	31,093,438
Common Stock	321,370	—	—	321,370
Convertible Preferred Stock	1,185,253	—	—	1,185,253
Preferred Stocks	6,697,413	—	—	6,697,413
Warrant	516,805	—	—	516,805
Commercial Paper	—	1,521,258	—	1,521,258
Short-Term U.S. Government Obligations	—	9,477,465	—	9,477,465
Securities Lending Collateral	20,758,825	—	—	20,758,825
Repurchase Agreement	—	6,881,662	—	6,881,662

Total Investments	$29,479,666	$442,573,838	$—	$472,053,504

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $174,109,698, representing 39.6% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,330,379. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the total value of Regulation S securities is $2,295,270, representing 0.5% of the Fund’s net assets.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2017; the maturity date disclosed is the ultimate maturity date.
(H)	Cash in the amount of $8,634 has been segregated by the broker as collateral for open TBA commitment transactions.
(I)	Non-income producing security.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at April 30, 2017.
(L)	Aggregate cost for federal income tax purposes is $459,561,468. Aggregate gross unrealized appreciation and depreciation for all securities is $17,058,741 and $4,566,705, respectively. Net unrealized appreciation for tax purposes is $12,492,036.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.2%
Banks - 0.3%
CIT Group, Inc. 5.25%, 03/15/2018	$ 1,500,000	$ 1,547,700

Building Products - 0.7%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	1,800,000	1,890,000
Norbord, Inc. 6.25%, 04/15/2023 (A)	2,000,000	2,130,000

		4,020,000

Communications Equipment - 0.3%
Avaya, Inc. 7.00%, 04/01/2019 (A) (B) (C)	1,700,000	1,428,000

Consumer Finance - 0.7%
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	1,250,000	1,304,687
Springleaf Finance Corp. 5.25%, 12/15/2019	2,500,000	2,538,025

		3,842,712

Containers & Packaging - 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	700,000	713,440
4.29% (D), 05/15/2021 (A)	2,500,000	2,553,125
6.00%, 02/15/2025 (A)	400,000	413,500
BWAY Holding Co. 5.50%, 04/15/2024 (A)	3,000,000	3,033,750
Coveris Holdings SA 7.88%, 11/01/2019 (A)	1,625,000	1,604,687
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	1,000,000	1,030,000

		9,348,502

Food Products - 0.2%
Post Holdings, Inc. 7.75%, 03/15/2024 (A)	1,000,000	1,111,250

Health Care Providers & Services - 1.4%
CHS / Community Health Systems, Inc. 5.13%, 08/01/2021	1,000,000	991,250
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (A)	2,680,000	2,851,185
Tenet Healthcare Corp.
4.63% (D), 06/15/2020	1,650,000	1,658,250
4.75%, 06/01/2020	2,000,000	2,030,000

		7,530,685

Hotels, Restaurants & Leisure - 0.1%
Scientific Games International, Inc. 7.00%, 01/01/2022 (A)	500,000	535,310

Machinery - 0.6%
Xerium Technologies, Inc. 9.50%, 08/15/2021	3,000,000	3,112,500

Media - 0.6%
Cablevision Systems Corp. 7.75%, 04/15/2018	1,500,000	1,569,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	$ 1,000,000	$ 1,028,125
Univision Communications, Inc. 6.75%, 09/15/2022 (A)	900,000	942,750

		3,540,250

Oil, Gas & Consumable Fuels - 0.3%
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	1,896,000	1,933,920

Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc. 6.50%, 03/15/2022 (A)	830,000	849,713

Software - 0.1%
Infor US, Inc. 5.75%, 08/15/2020 (A)	500,000	521,875

Total Corporate Debt Securities (Cost $38,421,340)		39,322,417

LOAN ASSIGNMENTS - 88.6%
Aerospace & Defense - 0.7%
Avolon TLB Borrower SARL Term Loan B2, TBD, 03/20/2022 (E) (F)	825,000	836,967
Silver II US Holdings LLC Term Loan, 4.15% (D), 12/13/2019 (E)	2,001,237	1,992,898
Triumph Group, Inc. Term Loan A, 3.99% (D), 04/30/2021	955,556	955,556

		3,785,421

Airlines - 0.5%
Air Canada Term Loan B, 3.90% (D), 10/06/2023	1,000,000	1,005,417
American Airlines, Inc. Term Loan B, 3.49% (D), 12/14/2023	1,000,000	1,000,714
United Airlines, Inc. Term Loan B, 3.42% (D), 03/21/2024	650,000	651,219

		2,657,350

Auto Components - 0.3%
Jason, Inc. 1st Lien Term Loan, 5.65% (D), 06/30/2021	986,066	893,006
K&N Engineering, Inc. 1st Lien Term Loan, 5.75% (D), 10/19/2023	498,750	499,373

		1,392,379

Automobiles - 0.2%
FCA US LLC Term Loan B, 2.99% (D), 12/31/2018	1,000,000	1,004,063

Beverages - 0.4%
Blue Ribbon LLC Term Loan, 5.14% (D), 11/13/2021	2,106,684	1,964,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Biotechnology - 0.3%
Concordia International Corp. Term Loan, 5.25% (D), 10/21/2021	$ 2,459,375	$ 1,653,930

Building Products - 0.7%
Ply Gem Industries, Inc. Term Loan, 4.15% (D), 02/01/2021	1,560,948	1,566,314
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.24% (D), 11/15/2023	1,995,000	2,007,884

		3,574,198

Capital Markets - 1.2%
Donnelley Financial Solutions, Inc. Term Loan B, 5.00% (D), 09/30/2023	397,714	401,360
Duff & Phelps Corp.
Term Loan B3,
4.90% (D), 04/23/2020	488,750	491,560
Term Loan B6,
4.90% (D), 04/23/2020	1,463,642	1,472,058
Guggenheim Partners LLC Term Loan, 3.74% (D), 07/21/2023	2,561,581	2,581,861
RPI Finance Trust Term Loan B6, 3.15% (D), 03/27/2023	500,000	501,641
SIG Combibloc US Acquisition, Inc. Term Loan, 4.00% (D), 03/13/2022	1,215,288	1,221,027

		6,669,507

Chemicals - 1.3%
Avantor Performance Materials Holdings LLC 1st Lien Term Loan, 5.00% (D), 03/10/2024	1,050,000	1,061,374
DuBois Chemicals, Inc. 1st Lien Term Loan B, 4.88% (D), 03/15/2024	1,880,000	1,889,400
Huntsman International LLC Term Loan B2, 3.99% (D), 04/01/2023	497,500	502,475
Minerals Technologies, Inc.
Term Loan,
4.75% (D), 05/09/2021	2,100,000	2,115,750
Term Loan B,
3.30% (D), 02/14/2024	131,066	132,049
Trinseo Materials Operating S.C.A. Term Loan B, 4.25% (D), 11/05/2021	1,473,750	1,485,418

		7,186,466

Commercial Services & Supplies - 7.1%
Advanced Disposal Services, Inc. Term Loan B3, 3.70% (D), 11/10/2023	570,704	575,270
Aramark Services, Inc. Term Loan B, 2.99% (D), 03/28/2024	500,000	503,437

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Asurion LLC
Term Loan B2,
4.24% (D), 07/08/2020	$ 415,376	$ 418,102
Term Loan B4,
4.25% (D), 08/04/2022	716,330	720,628
Constellis Holdings LLC Term Loan B, 6.16% (D), 04/13/2024	950,000	939,709
EWT Holdings III Corp.
1st Lien Term Loan,
4.90% (D), 01/15/2021	2,118,546	2,129,138
5.65% (D), 01/15/2021	495,000	497,475
Garda World Security Corp. Term Loan B, 4.01% (D), 11/07/2020	3,241,875	3,239,175
GFL Environmental, Inc. Term Loan B, 3.90% (D), 09/29/2023 (E)	1,956,052	1,960,126
Harland Clarke Holdings Corp. Term Loan B6, TBD, 02/09/2022 (E) (F)	900,000	900,450
Multi Packaging Solutions, Inc.
Term Loan,
4.25% (D), 09/30/2020	379,646	379,646
Term Loan A,
4.25% (D), 09/30/2020	378,682	378,209
Term Loan B,
4.25% (D), 09/30/2020	2,597,538	2,599,161
Multi Packaging Solutions, Ltd. Term Loan D, 4.25% (D), 10/14/2023	1,614,917	1,616,262
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.25% (D), 05/02/2022	3,990,000	4,027,051
Spin Holdco, Inc. Term Loan B, 4.27% (D), 11/14/2019	4,477,309	4,478,241
TruGreen, LP 1st Lien Term Loan B, 6.50% (D), 04/13/2023	2,977,500	2,994,248
U.S. Security Associates Holdings, Inc. Term Loan, 6.02% (D), 07/14/2023	497,500	499,573
USS Parent Holding Corp.
Delayed Draw Term Loan,
4.13%, 07/26/2023	147,962	148,516
Term Loan,
5.50% (D), 07/26/2023	1,734,872	1,741,378
Varsity Brands, Inc. 1st Lien Term Loan, 5.00% (D), 12/11/2021	4,418,517	4,435,086
W/S Packaging Group, Inc. Term Loan B, 6.01% (D), 08/09/2019	3,195,611	3,003,874
Waste Industries USA, Inc. Term Loan, 3.74% (D), 02/27/2020	590,955	593,787

		38,778,542

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 0.1%
AVSC Holding Corp. 2nd Lien Term Loan, TBD, 01/24/2022 (E) (F)	$ 650,000	$ 641,875

Construction & Engineering - 0.5%
Granite Acquisition, Inc.
Term Loan B,
5.15% (D), 12/19/2021	1,893,204	1,908,192
Term Loan C,
5.15% (D), 12/19/2021	63,218	63,719
Pike Corp.
1st Lien Term Loan,
4.75% (D), 03/01/2024	500,000	505,000
2nd Lien Term Loan,
9.00% (D), 09/02/2024	400,000	405,000

		2,881,911

Construction Materials - 0.7%
Associated Asphalt Partners LLC Term Loan B, 6.25% (D), 03/21/2024	1,250,000	1,260,937
Forterra Finance LLC
Term Loan B,
TBD, 10/25/2023 (E) (F)	1,000,000	998,000
4.67% (D), 10/25/2023	1,492,500	1,490,169

		3,749,106

Containers & Packaging - 7.5%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.25% (D), 12/07/2023	2,992,500	3,009,707
2nd Lien Term Loan,
8.75% (D), 12/07/2024	890,000	906,688
Berry Plastics Group, Inc.
Term Loan J,
3.52% (D), 01/19/2024	1,300,000	1,307,922
Term Loan K,
3.24% (D), 02/08/2020	1,500,000	1,508,625
BWAY Holding Co.
Term Loan B,
4.75% (D) (E), 08/14/2023	1,000,000	995,000
Consolidated Container Co. LLC
2nd Lien Term Loan B,
TBD, 01/03/2020 (E) (F)	1,100,000	1,100,687
Term Loan,
5.00% (D), 07/03/2019	3,676,561	3,670,432
Coveris Holdings SA Term Loan B1, 4.65% (D), 05/08/2019	3,441,675	3,448,844
Expera Specialty Solutions LLC Term Loan B, 5.75% (D), 11/03/2023	2,985,000	2,988,731
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.40% (D), 12/29/2023	3,000,000	3,015,750
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 5.15% (D), 06/30/2023	2,627,638	2,635,849
PKC Holding Corp. 1st Lien Term Loan, TBD, 03/29/2024 (E) (F)	2,000,000	2,005,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Printpack Holdings, Inc. Term Loan, 4.00% (D), 07/26/2023	$ 2,777,395	$ 2,791,282
Proampac PG Borrower LLC
Term Loan B,
5.06% (D), 11/18/2023	1,671,938	1,687,821
Term Loan C,
9.56% (D), 11/18/2024	1,000,000	1,011,250
Reynolds Group Holdings, Inc. Term Loan, 3.99% (D), 02/05/2023	4,293,508	4,313,928
Tekni-Plex, Inc. Term Loan B, 4.50% (D), 06/01/2022	3,693,703	3,695,549
TricorBraun Holdings, Inc. 1st Lien Term Loan, 4.90% (D), 11/30/2023	793,466	800,409

		40,893,474

Distributors - 1.1%
Autoparts Holdings, Ltd. 1st Lien Term Loan, 7.75% (D), 12/21/2021	3,703,125	3,698,496
PFS Holding Corp. 1st Lien Term Loan, 4.50% (D), 01/31/2021	1,185,320	1,160,132
VWR Funding, Inc. Term Loan, 2.74% (D), 09/28/2020	986,842	987,148

		5,845,776

Diversified Consumer Services - 1.4%
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 6.50% (D), 07/01/2019	3,324,696	3,350,672
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
4.25% (D), 05/06/2021	3,499,396	3,511,644
2nd Lien Term Loan,
8.25% (D), 05/06/2022	666,667	673,333

		7,535,649

Diversified Financial Services - 1.7%
Duke Finance LLC 1st Lien Term Loan, 6.15% (D), 02/21/2024	2,306,533	2,335,364
GP Investments Acquisition Corp. Term Loan, TBD, 06/06/2023 (E) (F)	2,000,000	2,003,750
NBG Acquisition, Inc. Term Loan, TBD, 04/26/2024 (E) (F)	1,350,000	1,343,250
Russell Investment Group Term Loan B, 6.75% (D), 06/01/2023	2,982,487	3,004,856
WG Partners Acquisition LLC Term Loan B, 5.15% (D), 11/15/2023	392,274	396,197

		9,083,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 2.9%
Cincinnati Bell, Inc. Term Loan B, 4.00% (D), 09/10/2020	$ 526,333	$ 529,623
Frontier Communications Corp. Delayed Draw Term Loan A, 3.75% (D), 03/31/2021	2,442,224	2,356,747
Global Tel*Link Corp. 1st Lien Term Loan, 5.00% (D), 05/23/2020	3,233,969	3,223,863
Hargray Communications Group, Inc. Term Loan B, TBD, 03/22/2024 (E) (F)	3,000,000	3,013,749
Hawaiian Telcom Communications, Inc. Term Loan B, 7.25% (D), 06/06/2019 (E)	3,410,716	3,410,007
Virgin Media Bristol LLC Term Loan I, 3.74% (D), 01/31/2025	1,000,000	1,003,250
Windstream Services LLC
Term Loan B6,
5.00% (D), 03/29/2021	996,870	1,005,177
Term Loan B7,
4.25% (D), 02/17/2024	1,496,250	1,497,496

		16,039,912

Electric Utilities - 0.2%
Lonestar Generation LLC Term Loan B, 5.30% (D), 02/22/2021	1,118,349	984,147

Electrical Equipment - 0.9%
Atkore International, Inc. 1st Lien Term Loan, 4.15% (D), 12/22/2023	1,597,644	1,608,295
Power Products LLC Term Loan, 5.66% (D), 12/20/2022	600,000	603,375
Trojan Battery Co. LLC Term Loan, 5.87% (D), 06/11/2021	978,668	977,445
VC GB Holdings, Inc. 1st Lien Term Loan, 4.75% (D), 02/28/2024	1,700,000	1,708,500

		4,897,615

Electronic Equipment, Instruments & Components - 1.1%
Aclara Technologies Term Loan B4, 6.80% (D), 08/29/2023	2,985,000	3,029,775
Electro Rent Corp. 1st Lien Term Loan, 6.00% (D), 01/19/2024 (E)	2,395,000	2,409,969
Zebra Technologies Corp. Term Loan B, 3.60% (D), 10/27/2021	692,273	698,486

		6,138,230

	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.5%
Paragon Offshore Finance Co. Term Loan B, TBD, 07/18/2021 (E) (F)	$ 3,916,263	$ 1,512,657
Weatherford International, Ltd. Term Loan, 3.30% (D), 07/13/2020	1,455,882	1,419,485

		2,932,142

Equity Real Estate Investment Trusts - 0.7%
Communications Sales & Leasing, Inc. Term Loan B, 4.00% (D), 10/24/2022	982,569	982,814
ESH Hospitality, Inc. Term Loan B, 3.49% (D), 08/30/2023	995,006	998,916
Istar, Inc. Term Loan B, 4.75% (D), 07/01/2020	994,870	1,007,306
MGM Growth Properties Operating Partnership, LP Term Loan B, 3.49% (D), 04/25/2023 (E)	997,487	999,981

		3,989,017

Food & Staples Retailing - 2.9%
Albertsons LLC Term Loan B6, 4.30% (D), 06/22/2023	2,422,586	2,432,974
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 4.75% (D), 02/03/2024	1,200,000	1,192,928
Chef’s Warehouse Leasing Co. LLC 1st Lien Term Loan, 6.75% (D), 06/22/2022	2,141,839	2,168,612
Give & Go Prepared Foods Corp. 1st Lien Term Loan, 6.65% (D), 07/29/2023	2,986,247	3,001,178
Hostess Brands LLC 1st Lien Term Loan, 4.00% (D), 08/03/2022	2,525,323	2,546,157
Rite Aid Corp.
2nd Lien Term Loan,
4.88% (D), 06/21/2021	1,500,000	1,502,187
5.75% (D), 08/21/2020	2,280,000	2,284,560
Supervalu, Inc. Refinance Term Loan B, 5.50% (D), 03/21/2019	457,403	460,417

		15,589,013

Food Products - 2.4%
B&G Foods, Inc. Term Loan B, 3.24% (D), 11/02/2022	640,110	645,044
CSM Bakery Solutions LLC 1st Lien Term Loan, 5.15% (D), 07/03/2020	2,428,540	2,262,590
Del Monte Foods, Inc. 1st Lien Term Loan, 4.31% (D), 02/18/2021	2,193,616	1,826,185

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
Dole Food Co., Inc. Term Loan B, 4.09% (D), 04/06/2024	$ 1,250,000	$ 1,254,017
Hearthside Group Holdings LLC Term Loan, 4.00% (D), 06/02/2021	1,969,936	1,981,427
JBS USA LLC Term Loan B, 3.48% (D), 10/30/2022	1,000,000	1,002,969
Nomad Foods Europe Midco, Ltd. Term Loan B, TBD, 04/18/2024 (E) (F)	1,000,000	1,001,667
Shearer’s Foods, Inc.
1st Lien Term Loan,
5.08% (D), 06/30/2021 (E)	1,475,000	1,471,928
Term Loan,
5.40% (D), 06/30/2021	1,695,707	1,694,011

		13,139,838

Health Care Equipment & Supplies - 2.5%
CPI Holdco LLC 1st Lien Term Loan, 5.15% (D), 03/21/2024	1,950,000	1,959,750
DJO Finance LLC Term Loan, 4.25% (D), 06/08/2020	3,199,343	3,120,025
Halyard Health, Inc. Term Loan B, 3.74% (D), 11/01/2021	1,869,295	1,880,978
Kinetic Concepts, Inc. Term Loan B, 4.40% (D), 02/02/2024	1,450,000	1,450,302
Mallinckrodt International Finance SA Term Loan B, 3.90% (D), 09/24/2024	2,914,208	2,912,750
Millenium HoldCo, Inc. Term Loan, 7.50% (D), 12/21/2020	162,113	86,663
Onex Carestream Finance, LP 1st Lien Term Loan, 5.15% (D), 06/07/2019	2,404,895	2,382,349

		13,792,817

Health Care Providers & Services - 4.9%
Community Health Systems, Inc.
Term Loan A,
3.55% (D), 01/22/2019	1,355,075	1,354,652
Term Loan G,
3.80% (D), 12/31/2019	2,090,676	2,082,090
Term Loan H,
4.05% (D), 01/27/2021	1,909,173	1,896,047
Envision Healthcare Corp. Term Loan B, 4.15% (D), 12/01/2023	997,500	1,005,293
HCA, Inc. Term Loan B9, 2.99% (D), 03/17/2023	1,885,750	1,893,084

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
IASIS Healthcare LLC Term Loan B2, 4.50% (D), 05/03/2018	$ 3,425,114	$ 3,426,542
inVentiv Health, Inc. Term Loan B, 4.80% (D), 11/09/2023	1,496,250	1,504,199
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.75% (D), 06/30/2021	3,181,088	3,161,712
Planet Fitness Holdings LLC Term Loan, 4.53% (D), 03/31/2021	746,250	751,847
Quorum Health Corp. Term Loan B, 7.75% (D), 04/29/2022	2,801,727	2,792,972
RadNet, Inc. Term Loan, 4.31% (D), 06/30/2023	1,956,171	1,968,397
Surgery Center Holdings, Inc. 1st Lien Term Loan, 4.75% (D), 11/03/2020	2,962,243	2,976,130
Team Health Holdings, Inc. 1st Lien Term Loan, 3.75% (D), 02/06/2024	1,900,000	1,886,700
Valitas Health Services, Inc.
2nd Lien Term Loan,
9.75% (D), 04/14/2022	252,451	113,603
Term Loan B,
10.00% (D), 06/02/2017 (G)	395,951	98,988

		26,912,256

Health Care Technology - 0.4%
Change Healthcare Holdings, Inc. Term Loan B, 3.75% (D), 03/01/2024	2,000,000	2,005,000

Hotels, Restaurants & Leisure - 5.8%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 3.31% (D), 02/16/2024	1,995,839	1,995,839
Affinity Gaming LLC
2nd Lien Term Loan,
9.27% (D), 03/10/2025	2,300,000	2,311,500
Term Loan,
4.52% (D), 07/01/2023	1,940,187	1,950,496
AMF Bowling Centers, Inc. Term Loan, 6.00% (D), 08/17/2023	1,990,000	1,994,145
Aristocrat Leisure, Ltd. Term Loan B, 3.41% (D), 10/20/2021	1,144,073	1,153,090
Boyd Gaming Corp. Term Loan B2, 3.45% (D), 09/15/2023	498,750	500,798
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00% (D), 10/11/2020	979,904	981,945

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Eldorado Resorts LLC Term Loan B, 5.25% (D), 03/13/2024 (E)	$ 2,400,000	$ 2,395,999
Hilton Worldwide Finance LLC Term Loan B2, 2.99% (D), 10/25/2023	1,644,370	1,656,446
MGM Resorts International Term Loan A, 3.49% (D), 04/25/2021	493,750	496,836
Mohegan Tribal Gaming Authority Term Loan A, 4.74% (D), 09/28/2021	2,986,486	2,986,486
NEP / NCP Holdco, Inc. Term Loan, 4.25% (D), 01/22/2020	2,774,990	2,776,148
NPC International, Inc. 1st Lien Term Loan, TBD, 03/17/2024 (E) (F)	2,000,000	2,017,500
Penn National Gaming, Inc. Term Loan A, 3.27% (D), 01/13/2022	2,500,000	2,496,875
Playa Resorts Holding BV Term Loan B, TBD, 04/05/2024 (E) (F)	1,000,000	1,001,250
Scientific Games International, Inc. Term Loan B3, 4.99% (D), 10/01/2021	2,297,753	2,329,825
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 4.15% (D), 03/31/2024 (E)	2,074,140	2,069,820
Station Casinos LLC Term Loan B, 3.50% (D), 06/08/2023	480,738	481,039

		31,596,037

Household Durables - 2.0%
American Bath Group LLC Term Loan B, 6.40% (D), 09/30/2023	3,684,492	3,702,915
API Heat Transfer ThermaSys Corp. Term Loan, 5.26% (D), 05/03/2019	1,895,613	1,706,052
Hoffmaster Group, Inc.
1st Lien Term Loan,
5.50% (D), 11/21/2023	2,493,750	2,521,805
2nd Lien Term Loan,
10.50% (D), 11/21/2024	900,000	879,750
Libbey Glass, Inc. Term Loan B, 3.99% (D), 04/09/2021	1,379,272	1,317,204
Otter Products LLC Term Loan, 5.75% (D), 06/03/2020	1,083,584	1,069,136

		11,196,862

Household Products - 0.7%
KIK Custom Products, Inc. Term Loan B, 5.65% (D), 08/26/2022	3,633,088	3,667,148

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Spectrum Brands, Inc. Term Loan B, 3.12% (D), 06/23/2022	$ 344,975	$ 346,844

		4,013,992

Independent Power & Renewable Electricity Producers - 1.1%
Calpine Corp.
Term Loan B5,
3.90% (D), 01/15/2024	786,000	787,842
Term Loan B6,
3.90% (D), 01/15/2023	2,373,990	2,380,915
Dynegy, Inc. Term Loan C, 4.25% (D), 02/07/2024	2,500,000	2,497,828
Terra-Gen Finance Co. LLC Term Loan B, 5.25% (D), 12/09/2021	461,135	424,244

		6,090,829

Internet Software & Services - 0.5%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 4.25% (D), 10/19/2023	643,500	649,131
Blucora, Inc. Term Loan B, TBD, 04/19/2024 (E) (F)	1,000,000	1,002,500
Go Daddy Operating Co. LLC Term Loan B1, 3.49% (D), 02/15/2024	800,000	802,500

		2,454,131

IT Services - 4.1%
Allied Universal Holdco LLC 1st Lien Term Loan, 4.79% (D), 07/28/2022	2,594,489	2,596,923
First Data Corp.
Term Loan,
3.49% (D), 04/26/2024	1,082,369	1,082,369
3.99% (D), 07/10/2022	2,500,000	2,511,980
Term Loan A,
2.99% (D), 06/02/2020	987,500	989,351
Gartner, Inc. Term Loan A, 2.99% (D), 03/20/2022	600,000	601,500
MoneyGram International, Inc. Term Loan B, 4.40% (D), 03/27/2020 (E)	3,793,605	3,793,605
NeuStar, Inc.
Term Loan B1,
TBD, 08/28/2019 (E) (F)	416,667	422,266
Term Loan B2,
TBD, 02/28/2024 (E) (F)	1,200,000	1,214,626
Tempo Acquisition LLC Term Loan, TBD, 03/15/2024 (E) (F)	5,000,000	5,006,250
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 5.25% (D), 12/19/2023	977,550	982,438

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Xerox Business Services LLC
Delayed Draw Term Loan A,
3.24% (D), 11/18/2021	$ 3,000,000	$ 3,032,814
Term Loan B,
4.99% (D), 12/07/2023	448,875	453,785

		22,687,907

Life Sciences Tools & Services - 0.4%
Jaguar Holding Co. II Term Loan B, 4.33% (D), 08/18/2022 (E)	2,386,875	2,399,406

Machinery - 4.2%
Columbus McKinnon Corp. Term Loan B, 4.15% (D), 01/31/2024	971,910	979,199
Cortes NP Acquisition Corp. Term Loan B, 5.03% (D), 11/30/2023	3,064,332	3,083,484
Doosan Infracore International, Inc. Term Loan B, 4.50% (D), 05/28/2021	1,089,519	1,101,095
Filtration Group Corp. 1st Lien Term Loan, 4.30% (D), 11/21/2020	2,444,665	2,461,980
Gardner Denver, Inc. Term Loan, 4.56% (D), 07/30/2020	1,244,857	1,244,079
Harsco Corp. Term Loan B, 6.00% (D), 11/02/2023	498,750	508,102
Husky Injection Molding Systems, Ltd. 1st Lien Term Loan, 4.25% (D), 06/30/2021 (E)	1,926,231	1,936,584
Manitowoc Foodservice, Inc. Term Loan B, 4.00% (D), 03/03/2023	1,619,551	1,634,735
Milacron LLC Term Loan B, 3.99% (D), 09/28/2023	2,443,875	2,456,094
Rexnord LLC Term Loan B, 3.89% (D), 08/21/2023	2,649,245	2,658,444
Terex Corp. Term Loan B, 3.54% (D), 01/31/2024	1,350,000	1,355,063
Wastequip LLC Term Loan, 5.50% (D), 08/09/2019	3,653,843	3,656,887

		23,075,746

Marine - 0.3%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75% (D), 11/12/2020	1,900,000	1,710,000

Media - 5.1%
Charter Communications Operating LLC Term Loan F, 3.00% (D), 01/03/2021	1,994,819	2,002,610

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
CSC Holdings LLC 1st Lien Term Loan, 3.24% (D), 07/15/2025	$ 1,994,375	$ 1,991,571
Cumulus Media Holdings, Inc. Term Loan, 4.25% (D), 12/23/2020	1,410,278	1,100,017
Learfield Communications, Inc. 1st Lien Term Loan, 4.25% (D), 12/01/2023	1,995,000	2,009,962
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.66% (D), 01/07/2022	3,797,959	3,791,628
Mediacom Illinois LLC Term Loan K, 3.20% (D), 02/15/2024	500,000	502,084
Mission Broadcasting, Inc. Term Loan B2, 3.99% (D), 01/17/2024	210,909	212,227
Nexstar Broadcasting, Inc. Term Loan B, 3.99% (D), 01/17/2024	2,175,455	2,189,051
Nielsen Finance LLC Term Loan B4, 3.16% (D), 10/24/2023	497,500	499,227
PSAV Holdings LLC Term Loan B, 4.50% (D), 04/21/2024 (E)	5,064,936	5,052,274
Quincy Newspapers, Inc. Term Loan B, 5.01% (D), 10/13/2022	1,833,269	1,848,165
Sinclair Television Group, Inc. Term Loan B2, 3.25% (D), 01/03/2024	698,250	698,978
Tribune Media Co.
Term Loan,
3.99% (D), 12/27/2020	139,773	140,297
Term Loan C,
3.99% (D), 01/27/2024	1,250,000	1,259,375
Univision Communications Inc. Term Loan C5, 3.75% (D), 03/15/2024	2,444,865	2,426,188
WMG Acquisition Corp. Term Loan C, 3.75% (D), 11/01/2023	2,403,073	2,409,832

		28,133,486

Metals & Mining - 0.3%
American Rock Salt Holdings LLC 1st Lien Term Loan, 4.90% (D), 05/20/2021	1,463,439	1,464,049
FMG Resources PTY, Ltd. Term Loan B, 3.75% (D), 06/30/2019	202,279	203,503

		1,667,552

Multi-Utilities - 1.2%
PrimeLine Utility Services LLC Term Loan, 6.52% (D), 11/12/2022	2,953,354	2,954,278

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Multi-Utilities (continued)
Solenis International, LP 1st Lien Term Loan, 4.30% (D), 07/31/2021	$ 3,376,308	$ 3,382,112

		6,336,390

Multiline Retail - 0.4%
Dollar Tree, Inc. Term Loan B2, 4.25% (D), 07/06/2022	2,000,000	2,027,500

Oil, Gas & Consumable Fuels - 2.5%
California Resources Corp. Term Loan A, TBD, 10/01/2019 (E) (F)	2,515,684	2,433,924
CITGO Holding, Inc. Term Loan B, 9.65% (D), 05/12/2018	2,013,356	2,033,490
Energy Transfer Equity, LP Term Loan B, 3.73% (D), 02/02/2024	2,000,000	2,002,858
Fieldwood Energy LLC 1st Lien Term Loan, 3.88% (D), 10/01/2018	2,100,000	2,044,875
MEG Energy Corp. Term Loan B, 4.63% (D), 12/31/2023	2,100,000	2,100,657
Southeast PowerGen LLC Term Loan B, 4.65%(D), 12/02/2021	940,000	926,683
Ultra Resources, Inc. 1st Lien Term Loan, 4.00% (D), 03/23/2024 (E)	2,250,000	2,223,281

		13,765,768

Paper & Forest Products - 0.3%
Dunn Paper, Inc. 1st Lien Term Loan, 10.47% (D), 08/31/2022	1,869,565	1,874,239

Personal Products - 0.7%
Prestige Brands, Inc. Term Loan B4, 3.74% (D), 01/26/2024	401,338	404,431
Revlon Consumer Products Corp. Term Loan B, 4.49% (D), 09/07/2023	3,482,500	3,488,518

		3,892,949

Pharmaceuticals - 1.8%
Akorn, Inc. Term Loan B, 5.25% (D), 04/16/2021	2,502,343	2,530,495
Amneal Pharmaceuticals LLC Term Loan, 4.65% (D), 11/01/2019	1,000,000	1,001,250
Catalent Pharma Solutions, Inc. Term Loan B, 3.75% (D), 05/20/2021	1,686,031	1,704,296
Endo Luxembourg Finance Co. I SARL Term Loan B, TBD, 04/05/2024 (E) (F)	1,800,000	1,808,156

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.74% (D), 04/01/2022	$ 2,909,599	$ 2,923,239

		9,967,436

Professional Services - 0.4%
Ceridian LLC Term Loan, 4.50% (D), 09/15/2020	2,262,814	2,254,329

Real Estate Management & Development - 1.9%
CityCenter Holdings LLC Term Loan B, 3.49% (D), 04/18/2024	2,250,000	2,252,812
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.34% (D), 11/04/2021	2,556,490	2,567,674
RE/MAX International, Inc. Term Loan B, 3.90% (D), 12/15/2023	2,517,895	2,521,043
Realogy Corp. Term Loan B, 3.24% (D), 07/20/2022	3,047,699	3,063,699

		10,405,228

Road & Rail - 0.2%
Fly Funding II SARL Term Loan B, TBD, 02/09/2023 (E) (F)	1,000,000	1,000,310

Semiconductors & Semiconductor Equipment - 0.7%
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.65% (D), 08/04/2021	4,014,849	4,019,868

Software - 4.4%
Dell, Inc. Term Loan B, 3.50% (D), 09/07/2023	997,500	1,000,974
Infor, Inc. Term Loan B6, 3.90% (D), 02/01/2022	3,446,103	3,439,334
Kronos, Inc. 1st Lien Term Loan, 5.03% (D), 11/01/2023	2,992,500	3,001,412
MA Finance Co. LLC
Term Loan B3,
TBD, 04/18/2024 (E) (F)	1,500,000	1,505,157
Term Loan C,
TBD, 11/20/2019 (E) (F)	193,467	192,984
Magic Newco LLC 1st Lien Term Loan, 5.00% (D), 12/12/2018	1,662,691	1,668,002
Misys Europe SA 1st Lien Term Loan, TBD, 04/27/2024 (E) (F)	2,000,000	2,013,760
Quest Software US Holdings, Inc. Term Loan B, 7.02% (D), 10/31/2022	1,948,894	1,973,951

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Seattle Spinco, Inc. Term Loan B3, TBD, 04/30/2024 (E) (F)	$ 1,306,533	$ 1,311,024
Solera LLC Term Loan B, 4.25% (D), 03/03/2023	4,468,703	4,496,941
Sophia, LP Term Loan B, 4.40% (D), 09/30/2022	1,763,581	1,761,692
SS&C Technologies, Inc.
Term Loan B1,
3.24% (D), 07/08/2022	1,571,731	1,581,273
Term Loan B2,
3.24% (D), 07/08/2022	130,525	131,317

		24,077,821

Specialty Retail - 1.1%
Bass Pro Group LLC
Term Loan,
5.90% (D), 06/09/2018	475,000	478,563
Term Loan B,
6.15% (D), 12/16/2023	1,200,000	1,166,750
Men’s Wearhouse, Inc. Term Loan, 5.00% (D), 06/18/2021	2,500,000	2,325,000
PetSmart, Inc. Term Loan B2, 4.02% (D), 03/11/2022	2,187,573	2,007,439

		5,977,752

Technology Hardware, Storage & Peripherals - 1.6%
Dell, Inc. Term Loan A2, 3.25% (D), 09/07/2021	5,362,500	5,366,329
Diebold, Inc. Term Loan, 5.50% (D), 11/06/2023	1,908,000	1,916,348
Riverbed Technology, Inc. Term Loan, 4.25% (D), 04/24/2022	1,237,920	1,235,212

		8,517,889

Textiles, Apparel & Luxury Goods - 0.1%
Augusta Sportswear Group, Inc. Term Loan B, 5.50% (D), 10/26/2023	470,886	471,475

Trading Companies & Distributors - 1.6%
LBM Borrower LLC 1st Lien Term Loan, 6.33% (D), 08/20/2022	3,036,477	3,041,791
Utility One Source, LP Term Loan B, 6.53% (D), 04/07/2023	2,500,000	2,537,500
Wesco Aircraft Hardware Corp.
Term Loan A,
TBD, 10/04/2021 (E) (F)	2,000,000	1,995,000
Term Loan B,
3.65% (D), 02/28/2021	1,000,000	997,500

		8,571,791

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 1st Lien Term Loan B, 3.50% (D), 02/02/2024	$ 550,000	$ 550,229

Total Loan Assignments (Cost $484,046,135)		484,454,456

	Shares	Value
COMMON STOCK - 0.0% (H)
Health Care Equipment & Supplies - 0.0% (H)
Millennium Health Equity (I)	4,938	5,432

Total Common Stock (Cost $27,159)		5,432

EXCHANGE-TRADED FUNDS - 1.7%
U.S. Fixed Income Funds - 1.7%
PowerShares Senior Loan Portfolio	135,000	3,142,800
SPDR Blackstone / GSO Senior Loan ETF (B)	69,000	3,279,570
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	107,100	3,003,084

Total Exchange-Traded Funds (Cost $9,438,325)		9,425,454

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (J)	1,387,438	1,387,438

Total Securities Lending Collateral (Cost $1,387,438)		1,387,438

	Principal	Value
REPURCHASE AGREEMENT - 10.6%
State Street Bank & Trust Co. 0.09% (J), dated 04/28/2017, to be repurchased at $58,038,429 on 05/01/2017. Collateralized by U.S. Government Obligations, 0.63% - 2.75%, due 01/15/2024 - 02/15/2024, and with a total value of $59,205,148.	$ 58,037,994	58,037,994

Total Repurchase Agreement (Cost $58,037,994)		58,037,994

Total Investments (Cost $591,358,391) (K)		592,633,191
Net Other Assets (Liabilities) - (8.3)%		(45,577,324)

Net Assets - 100.0%		$ 547,055,867

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$39,322,417	$—	$39,322,417
Loan Assignments	—	484,454,456	—	484,454,456
Common Stock	5,432	—	—	5,432
Exchange-Traded Funds	9,425,454	—	—	9,425,454
Securities Lending Collateral	1,387,438	—	—	1,387,438
Repurchase Agreement	—	58,037,994	—	58,037,994

Total Investments	$10,818,324	$581,814,867	$—	$592,633,191

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $23,817,192, representing 4.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,359,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security in default.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(F)	All or a portion of the security represents unsettled loan commitments at April 30, 2017 where the rate will be determined at time of settlement.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2017, value of the security is $98,988, representing less than 0.1% of the Fund’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Non-income producing security.
(J)	Rates disclosed reflect the yields at April 30, 2017.
(K)	Aggregate cost for federal income tax purposes is $591,358,391. Aggregate gross unrealized appreciation and depreciation for all securities is $4,713,042 and $3,438,242, respectively. Net unrealized appreciation for tax purposes is $1,274,800.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

RE	Reinsured
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
China - 2.7%
Baidu, Inc., ADR (A)	6,831	$ 1,231,151
Tencent Holdings, Ltd.	63,700	1,993,299

		3,224,450

France - 5.8%
BNP Paribas SA	37,824	2,669,044
Cie de Saint-Gobain	33,577	1,812,312
Safran SA	30,699	2,542,140

		7,023,496

Germany - 2.6%
HeidelbergCement AG	23,858	2,209,023
KION Group AG	13,704	928,358

		3,137,381

India - 0.3%
ICICI Bank, Ltd., ADR	42,646	365,476

Indonesia - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	776,300	751,314

Italy - 1.0%
Luxottica Group SpA	20,627	1,195,350

Japan - 11.1%
Amada Holdings Co., Ltd.	114,523	1,360,202
Kansai Electric Power Co., Inc.	197,800	2,674,004
Kyocera Corp.	43,100	2,439,659
Nippon Telegraph & Telephone Corp.	62,500	2,673,806
ORIX Corp.	124,300	1,896,697
Sony Corp.	44,500	1,500,565
Tokyo Gas Co., Ltd.	166,000	770,621

		13,315,554

Mexico - 1.8%
Cemex SAB de CV, ADR (A)	132,116	1,218,110
Grupo Financiero Banorte SAB de CV, Class O	159,400	919,893

		2,138,003

Netherlands - 3.9%
ABN AMRO Group NV, CVA (B)	49,236	1,292,549
ING Groep NV	204,710	3,332,594

		4,625,143

Republic of Korea - 4.3%
Hyundai Motor Co.	9,040	1,144,002
Korea Electric Power Corp.	66,140	2,635,952
Korea Electric Power Corp., ADR	13,441	266,266
Samsung SDI Co., Ltd.	9,262	1,119,189

		5,165,409

Sweden - 2.4%
Atlas Copco AB, A Shares	39,331	1,470,700
Swedbank AB, Class A	59,185	1,402,564

		2,873,264

Switzerland - 1.8%
Novartis AG, ADR	27,709	2,134,424

United Kingdom - 10.5%
Berkeley Group Holdings PLC	24,902	1,050,804
BP PLC, ADR	60,065	2,061,431
Compass Group PLC	111,282	2,245,582
Delphi Automotive PLC, Class A	23,793	1,912,957
Lloyds Banking Group PLC	1,694,350	1,518,608

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pentair PLC	18,611	$ 1,200,596
Prudential PLC	120,387	2,675,676

		12,665,654

United States - 49.2%
Abbott Laboratories	46,975	2,049,989
Alnylam Pharmaceuticals, Inc. (A) (C)	10,722	574,699
Alphabet, Inc., Class C (A)	4,464	4,044,206
Amazon.com, Inc. (A)	2,539	2,348,550
Becton Dickinson and Co.	7,823	1,462,666
Biogen, Inc. (A)	4,536	1,230,209
Cabot Oil & Gas Corp.	39,519	918,422
Capital One Financial Corp.	5,342	429,390
Cerner Corp. (A)	29,695	1,922,751
ConocoPhillips	39,662	1,900,206
CVS Health Corp.	36,307	2,993,149
Facebook, Inc., Class A (A)	23,207	3,486,852
Illumina, Inc. (A)	7,741	1,431,001
JPMorgan Chase & Co.	36,337	3,161,319
Kinder Morgan, Inc.	109,461	2,258,180
Microsoft Corp.	35,504	2,430,604
Newfield Exploration Co. (A)	16,903	585,182
NIKE, Inc., Class B	32,865	1,821,050
Oracle Corp.	46,072	2,071,397
Regeneron Pharmaceuticals, Inc., Class A (A)	3,478	1,351,168
Reinsurance Group of America, Inc., Class A	13,683	1,710,922
Royal Caribbean Cruises, Ltd., Class A	31,150	3,320,590
Shire PLC, Class B, ADR	14,064	2,488,765
Southwest Airlines Co.	57,311	3,222,024
Synchrony Financial	47,269	1,314,078
Ultragenyx Pharmaceutical, Inc. (A)	9,602	618,273
United Continental Holdings, Inc. (A)	22,736	1,596,295
Visa, Inc., Class A	29,030	2,648,117
WEC Energy Group, Inc.	15,137	916,091
Wells Fargo & Co.	51,372	2,765,869

		59,072,014

Total Common Stocks (Cost $101,037,924)		117,686,932

PREFERRED STOCK - 0.4%
Republic of Korea - 0.4%
Hyundai Motor Co. 3.92% (D)	5,846	510,157

Total Preferred Stock (Cost $641,140)		510,157

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (D)	541,149	541,149

Total Securities Lending Collateral (Cost $541,149)		541,149

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. 0.09% (D), dated 04/28/2017, to be repurchased at $849,202 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $870,436.

	$ 849,195	$ 849,195

Total Repurchase Agreement (Cost $849,195)		849,195

Total Investments (Cost $103,069,408) (E)		119,587,433
Net Other Assets (Liabilities) - 0.4%		482,749

Net Assets - 100.0%		$ 120,070,182

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	15.2%	$18,179,230
Internet Software & Services	9.0	10,755,508
Oil, Gas & Consumable Fuels	6.5	7,723,421
Biotechnology	5.2	6,263,114
Electric Utilities	4.7	5,576,222
Hotels, Restaurants & Leisure	4.6	5,566,172
Machinery	4.1	4,959,856
Airlines	4.0	4,818,319
Software	3.8	4,502,001
Insurance	3.7	4,386,598
Electronic Equipment, Instruments & Components	3.0	3,558,848
Health Care Equipment & Supplies	2.9	3,512,655
Construction Materials	2.9	3,427,133
Textiles, Apparel & Luxury Goods	2.5	3,016,400
Food & Staples Retailing	2.5	2,993,149
Diversified Telecommunication Services	2.2	2,673,806
IT Services	2.2	2,648,117
Household Durables	2.1	2,551,369
Aerospace & Defense	2.1	2,542,140
Internet & Direct Marketing Retail	2.0	2,348,550
Pharmaceuticals	1.8	2,134,424
Health Care Technology	1.6	1,922,751
Auto Components	1.6	1,912,957
Diversified Financial Services	1.6	1,896,697
Building Products	1.5	1,812,312
Consumer Finance	1.5	1,743,468
Automobiles	1.4	1,654,159
Life Sciences Tools & Services	1.2	1,431,001
Multi-Utilities	0.8	916,091
Gas Utilities	0.6	770,621

Investments, at Value	98.8	118,197,089
Short-Term Investments	1.2	1,390,344

Total Investments	100.0%	$119,587,433

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$70,382,318	$47,304,614	$—	$117,686,932
Preferred Stock	—	510,157	—	510,157
Securities Lending Collateral	541,149	—	—	541,149
Repurchase Agreement	—	849,195	—	849,195

Total Investments	$70,923,467	$48,663,966	$—	$119,587,433

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the value of the 144A security is $1,292,549, representing 1.1% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $529,782. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at April 30, 2017.
(E)	Aggregate cost for federal income tax purposes is $103,069,408. Aggregate gross unrealized appreciation and depreciation for all securities is $18,415,439 and $1,897,414, respectively. Net unrealized appreciation for tax purposes is $16,518,025.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 143.7%
Australia - 1.0%
Orocobre, Ltd. (A)	25,500	$ 60,148
Retail Food Group, Ltd.	9,500	38,840

		98,988

Belgium - 1.5%
KBC Group NV (B)	1,900	137,178

Bermuda - 1.2%
Arch Capital Group, Ltd. (A) (B)	1,000	96,970
James River Group Holdings, Ltd.	300	13,068

		110,038

Brazil - 0.8%
Fibria Celulose SA, ADR	2,600	23,868
Minerva SA	16,000	50,913

		74,781

Canada - 11.0%
ARC Resources, Ltd. (B)	6,800	89,269
Barrick Gold Corp.	1,200	20,061
Baytex Energy Corp. (A)	21,900	66,259
Bonavista Energy Corp.	26,000	54,665
Canadian Natural Resources, Ltd. (B)	4,500	143,335
Enercare, Inc.	2,300	36,529
Hudbay Minerals, Inc.	2,200	13,135
Kelt Exploration, Ltd. (A)	3,700	18,215
NuVista Energy, Ltd. (A)	11,100	50,009
Pan American Silver Corp.	2,500	41,922
PHX Energy Services Corp. (A)	12,900	30,146
Restaurant Brands International, Inc. (B)	1,700	95,489
Seven Generations Energy, Ltd., Class A (A) (B)	5,300	93,843
Silver Standard Resources, Inc. (A) (B)	8,500	87,674
Trinidad Drilling, Ltd. (A)	25,100	39,349
Veresen, Inc. (B)	9,700	108,224
Waste Connections, Inc.	500	46,010

		1,034,134

China - 2.3%
AAC Technologies Holdings, Inc. (B)	5,000	73,409
China Construction Bank Corp., Class H	58,000	47,126
China Life Insurance Co., Ltd., Class H	8,000	24,324
Fu Shou Yuan International Group, Ltd.	59,900	38,273
Sunny Optical Technology Group Co., Ltd.	4,000	32,912

		216,044

Denmark - 0.9%
Pandora A/S (B)	500	54,040
Royal Unibrew A/S	800	34,785

		88,825

France - 7.3%
AXA SA (B)	4,200	112,135
BNP Paribas SA (B)	2,100	148,186
Cellectis SA, ADR (A) (B)	1,200	28,932
Cie Generale des Etablissements Michelin, Class B (B)	800	104,529
Peugeot SA (A) (B)	3,000	62,858
Rubis SCA (B)	1,700	172,737
Societe Generale SA (B)	1,000	54,694

		684,071

Germany - 5.2%
adidas AG (B)	700	140,225

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Allianz SE, Class A (B)	300	$ 57,123
Aroundtown Property Holdings PLC	19,000	98,723
Daimler AG (B)	525	39,117
Deutsche EuroShop AG (B)	1,700	69,008
Suedzucker AG (B)	4,000	85,554

		489,750

Hong Kong - 6.2%
Beijing Enterprises Water Group, Ltd. (A)	34,500	26,435
BOC Hong Kong Holdings, Ltd.	6,000	24,684
China Everbright, Ltd. (B)	69,800	159,730
China Resources Land, Ltd. (B)	13,000	36,100
CK Hutchison Holdings, Ltd.	9,500	118,653
COSCO SHIPPING Ports, Ltd.	36,000	39,432
Haitong International Securities Group, Ltd.	60,000	32,552
WH Group, Ltd. (C)	75,000	67,013
Xinyi Glass Holdings, Ltd. (A)	85,000	75,402

		580,001

Ireland - 2.5%
Allegion PLC (B)	1,500	117,960
Greencore Group PLC	40,000	118,122

		236,082

Italy - 2.8%
Intesa Sanpaolo SpA	38,700	112,725
Mediobanca SpA	2,600	24,994
Prysmian SpA (B)	1,100	31,765
Recordati SpA	800	29,638
UniCredit SpA (A)	3,700	60,214

		259,336

Japan - 10.0%
Japan Display, Inc. (A) (B)	17,900	40,465
Kose Corp. (B)	1,400	132,747
Maeda Corp. (B)	18,300	168,431
Mitsubishi UFJ Financial Group, Inc. (B)	24,500	155,868
Nippon Telegraph & Telephone Corp. (B)	1,500	64,171
Resorttrust, Inc. (B)	3,050	52,477
Sanwa Holdings Corp. (B)	4,600	46,340
Suruga Bank, Ltd. (B)	3,000	62,678
Suzuki Motor Corp. (B)	4,200	175,272
Temp Holdings Co., Ltd. (B)	2,100	39,523

		937,972

Luxembourg - 0.4%
B&M European Value Retail SA	9,100	39,720

Mexico - 2.1%
Controladora Vuela Cia de Aviacion SAB de CV, A Shares (A)	27,900	35,347
Gruma SAB de CV, Class B	3,200	42,675
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	6,600	36,658
PLA Administradora Industrial S de RL de CV, REIT (A)	11,400	19,281
Promotora y Operadora de Infraestructura SAB de CV	2,900	30,834
Wal-Mart de Mexico SAB de CV	14,600	32,884

		197,679

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 2.2%
ING Groep NV (B)	9,800	$ 159,540
NN Group NV (B)	1,500	49,737

		209,277

Norway - 0.1%
American Shipping Co. ASA (A)	2,300	7,313

Philippines - 0.3%
Security Bank Corp.	6,000	25,602

Republic of Korea - 2.4%
Hanwha Techwin Co., Ltd. (A)	1,600	73,117
Korea Electric Power Corp.	400	15,942
Samsung Electronics Co., Ltd.	30	58,819
SK Hynix, Inc.	1,600	75,929

		223,807

Republic of South Africa - 2.8%
Hyprop Investments, Ltd., REIT	2,700	24,940
Naspers, Ltd., Class N	900	170,962
Tsogo Sun Holdings, Ltd.	34,500	64,927

		260,829

Singapore - 2.0%
Genting Singapore PLC	185,000	147,640
SATS, Ltd.	10,000	36,431

		184,071

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA (B)	1,100	40,776
Euskaltel SA (C)	8,000	81,366
Iberdrola SA (B)	7,100	51,060

		173,202

Sweden - 2.1%
Intrum Justitia AB	2,100	83,456
Svenska Cellulosa AB SCA, Class B (B)	1,700	56,313
Tobii AB (A)	10,450	57,457

		197,226

Switzerland - 4.8%
Emmi AG (A)	190	138,824
Lonza Group AG (A)	470	96,126
Swiss Life Holding AG (A) (B)	90	29,288
Swiss Re AG (B)	803	69,889
Wolseley PLC (B)	1,900	120,682

		454,809

United Kingdom - 8.5%
3i Group PLC (B)	7,600	78,108
BT Group PLC, Class A	15,400	60,786
Diageo PLC (B)	4,600	133,845
Indivior PLC	10,600	45,993
ITV PLC	61,500	167,275
JD Sports Fashion PLC	6,700	38,616
Lloyds Banking Group PLC	67,400	60,409
Prudential PLC	1,100	24,448
Reckitt Benckiser Group PLC, Class A (B)	1,500	138,152
Taylor Wimpey PLC	10,300	26,681
Worldpay Group PLC (C)	7,200	27,976

		802,289

	Shares	Value
COMMON STOCKS (continued)
United States - 61.5%
Acadia Healthcare Co., Inc. (A) (B)	1,300	$ 56,654
Advance Auto Parts, Inc.	200	28,428
Agilent Technologies, Inc. (B)	1,700	93,585
Albemarle Corp. (B)	1,000	108,910
Allstate Corp. (B)	800	65,032
Alphabet, Inc., Class A (A) (B)	43	39,754
Altria Group, Inc. (B)	1,500	107,670
Amazon.com, Inc. (A) (B)	40	37,000
American Financial Group, Inc. (B)	600	58,386
American Homes 4 Rent, Class A, REIT (B)	3,500	80,675
Arconic, Inc. (B)	1,900	51,927
BroadSoft, Inc. (A) (B)	1,100	42,240
Carlisle Cos., Inc. (B)	1,000	101,390
Celgene Corp. (A) (B)	300	37,215
Chevron Corp. (B)	600	64,020
Comcast Corp., Class A (B)	800	31,352
Comerica, Inc., Class A (B)	1,400	98,980
CommScope Holding Co., Inc. (A) (B)	800	33,632
CoreSite Realty Corp., REIT	200	19,570
CoStar Group, Inc. (A)	200	48,178
DCT Industrial Trust, Inc., REIT (B)	1,200	60,672
Delta Air Lines, Inc. (B)	2,900	131,776
Dollar Tree, Inc. (A) (B)	1,200	99,324
Duke Realty Corp., REIT	2,500	69,325
E*TRADE Financial Corp. (A) (B)	1,000	34,550
East West Bancorp, Inc. (B)	1,200	65,124
Edwards Lifesciences Corp. (A) (B)	600	65,802
Electronic Arts, Inc. (A) (B)	400	37,928
elf Beauty, Inc. (A) (B)	1,500	40,875
Evercore Partners, Inc., Class A (B)	400	29,500
First Republic Bank, Class A (B)	800	73,968
Fortinet, Inc. (A)	1,100	42,900
Glaukos Corp. (A)	400	19,012
Hancock Holding Co. (B)	1,100	51,370
HD Supply Holdings, Inc. (A) (B)	2,400	96,720
HealthEquity, Inc. (A) (B)	1,500	68,280
Helmerich & Payne, Inc. (B)	700	42,448
HRG Group, Inc. (A) (B)	3,600	72,036
Ingersoll-Rand PLC (B)	1,200	106,500
Intuitive Surgical, Inc. (A) (B)	102	85,259
Invitation Homes, Inc., REIT (A) (B)	2,300	49,565
Johnson Controls International PLC (B)	2,136	88,793
KeyCorp (B)	7,100	129,504
Kraft Heinz Co. (B)	500	45,195
Kroger Co.	1,900	56,335
L3 Technologies, Inc. (B)	548	94,130
LogMeIn, Inc.	300	33,900
Masimo Corp. (A)	200	20,548
Mastercard, Inc., Class A (B)	900	104,688
Matador Resources Co. (A) (B)	1,900	41,192
Merck & Co., Inc. (B)	900	56,097
MGM Resorts International (B)	1,500	46,065
Micron Technology, Inc. (A) (B)	1,200	33,204
Microsoft Corp.	500	34,230
Mid-America Apartment Communities, Inc., REIT (B)	1,400	138,894
Mohawk Industries, Inc. (A) (B)	600	140,874
Morgan Stanley (B)	3,000	130,110

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
NCR Corp. (A) (B)	700	$ 28,875
NextEra Energy, Inc. (B)	500	66,780
NMI Holdings, Inc., Class A (A)	1,500	17,400
Norfolk Southern Corp. (B)	1,100	129,239
Nuance Communications, Inc. (A) (B)	3,900	69,771
NVR, Inc. (A) (B)	63	133,009
Parsley Energy, Inc., Class A (A) (B)	1,800	53,622
Priceline Group, Inc. (A) (B)	20	36,936
Quest Diagnostics, Inc. (B)	700	73,857
Range Resources Corp. (B)	1,200	31,788
Ross Stores, Inc. (B)	1,200	78,000
Sage Therapeutics, Inc. (A)	400	28,400
salesforce.com, Inc. (A) (B)	400	34,448
SBA Communications Corp., Class A, REIT (A)	300	37,947
Shire PLC (B)	3,000	176,290
Stanley Black & Decker, Inc. (B)	900	122,535
Sterling Bancorp (B)	5,400	125,550
STORE Capital Corp., REIT	3,800	91,162
Summit Materials, Inc., Class A (A) (B)	3,630	93,146
Synchrony Financial (B)	3,200	88,960
T-Mobile US, Inc. (A) (B)	1,600	107,632
Take-Two Interactive Software, Inc. (A) (B)	600	37,710
Teradyne, Inc.	1,100	38,797
UnitedHealth Group, Inc. (B)	600	104,928
US Silica Holdings, Inc.	700	29,050
Vail Resorts, Inc. (B)	200	39,532
Varonis Systems, Inc. (A) (B)	2,400	75,360
Viacom, Inc., Class B	800	34,048
Zoetis, Inc., Class A (B)	800	44,888

		5,770,951

Total Common Stocks (Cost $12,525,105)		13,493,975

MASTER LIMITED PARTNERSHIPS - 2.2%
Canada - 0.4%
Brookfield Infrastructure Partners, LP	800	31,496

United States - 1.8%
Apollo Global Management LLC, Class A	3,400	91,018
Enterprise Products Partners, LP	2,900	79,228

		170,246

Total Master Limited Partnerships (Cost $198,565)		201,742

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (D)
Call - First Solar, Inc. Exercise Price $33 Expiration Date 05/19/2017	2	182
Call - Pinnacle Foods, Inc. Exercise Price $63 Expiration Date 05/19/2017	5	138
Call - SCANA Corp. Exercise Price $70 Expiration Date 05/19/2017	6	150

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued) (D)
Call - Wells Fargo & Co. Exercise Price $60 Expiration Date 07/21/2017	3	$ 60
Put - Tempur Sealy International, Inc. Exercise Price $45 Expiration Date 01/19/2018	7	4,039

Total Exchange-Traded Options Purchased (Cost $4,815)		4,569

Total Investments (Cost $12,728,485) (E)		13,700,286

	Shares	Value
SECURITIES SOLD SHORT - (80.0)% (F)
COMMON STOCKS - (80.0)%
Australia - (0.3)%
Insurance Australia Group, Ltd.	(6,500)	(30,225)

Belgium - (1.6)%
Colruyt SA	(3,000)	(154,065)

Canada - (6.4)%
AGT Food & Ingredients, Inc.	(1,000)	(23,098)
AltaGas, Ltd.	(2,900)	(64,987)
Birchcliff Energy, Ltd.	(8,100)	(41,596)
Cardinal Energy, Ltd.	(2,000)	(9,406)
EnCana Corp.	(1,900)	(20,336)
Ensign Energy Services, Inc.	(7,000)	(38,922)
IMAX Corp.	(1,700)	(51,850)
Inter Pipeline, Ltd.	(1,100)	(22,410)
Klondex Mines, Ltd.	(5,100)	(18,232)
New Gold, Inc.	(7,500)	(21,263)
Pason Systems, Inc.	(3,100)	(46,033)
Pengrowth Energy Corp.	(17,700)	(16,986)
Penn West Petroleum, Ltd.	(10,400)	(15,619)
PrairieSky Royalty, Ltd.	(3,500)	(76,279)
ShawCor, Ltd.	(600)	(15,054)
Silver Wheaton Corp.	(2,400)	(47,893)
Suncor Energy, Inc.	(1,200)	(37,608)
Turquoise Hill Resources, Ltd.	(10,700)	(29,159)

		(596,731)

Cayman Islands - (0.3)%
Greenlight Capital Re, Ltd., Class A	(1,300)	(28,015)

China - (2.4)%
Air China, Ltd., H Shares	(30,000)	(26,574)
Bank of Communications Co., Ltd., H Shares	(40,000)	(30,803)
China Minsheng Banking Corp., Ltd., H Shares	(69,200)	(68,147)
Tingyi Cayman Islands Holding Corp.	(75,000)	(96,325)

		(221,849)

France - (2.7)%
Accor SA	(400)	(18,233)
Bollore SA	(13,000)	(52,891)
Dassault Aviation SA	(32)	(43,734)
DBV Technologies SA	(375)	(26,727)
Eurazeo SA	(375)	(25,424)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

Shares	Value
SECURITIES SOLD SHORT (continued) (F)
COMMON STOCKS (continued)
France (continued)
SFR Group SA	(2,500)	$ (81,861)

(248,870)

Germany - (4.0)%
Bayerische Motoren Werke AG	(1,300)	(124,120)
Hella KGaA Hueck & Co.	(1,450)	(71,732)
Krones AG	(500)	(59,367)
Telefonica Deutschland Holding AG	(10,000)	(48,474)
TUI AG	(4,600)	(66,908)

(370,601)

Hong Kong - (4.9)%
Bank of Communications Co., Ltd. (G) (H)	(80)	—	(I)
Bank of East Asia, Ltd.	(15,000)	(62,095)
China Merchants Port Holdings Co., Ltd.	(8,000)	(22,884)
First Pacific Co., Ltd.	(40,000)	(30,804)
HK Electric Investments & HK Electric Investments, Ltd. (C)	(26,000)	(22,997)
Hong Kong & China Gas Co., Ltd.	(75,000)	(149,839)
Shangri-La Asia, Ltd.	(82,000)	(117,439)
SJM Holdings, Ltd.	(60,000)	(58,239)

(464,297)

India - (0.2)%
Wipro, Ltd., ADR	(2,000)	(19,700)

Italy - (0.9)%
Banca Generali SpA	(1,800)	(51,744)
Prada SpA	(6,900)	(32,378)

(84,122)

Japan - (2.4)%
Ito En, Ltd.	(2,500)	(90,603)
Japan Excellent, Inc., REIT	(30)	(35,120)
Mizuno Corp.	(8,800)	(45,471)
Shiseido Co., Ltd.	(1,900)	(51,405)

(222,599)

Mexico - (1.9)%
Coca-Cola Femsa SAB de CV, ADR	(800)	(58,168)
Grupo Aeroportuario del Sureste SAB de CV, B Shares	(900)	(17,054)
Grupo Bimbo SAB de CV, Series A	(9,000)	(22,044)
Grupo Carso SAB de CV, Series A1	(7,000)	(32,276)
Grupo Financiero Santander Mexico SAB de CV, B Shares	(15,000)	(27,274)
Organizacion Soriana SAB de CV, B Shares	(9,600)	(22,010)

(178,826)

Netherlands - (0.5)%
Chicago Bridge & Iron Co. NV	(1,500)	(45,120)

Poland - (0.2)%
Powszechna Kasa Oszczednosci Bank Polski SA	(2,000)	(18,195)

Portugal - (0.2)%
NOS SGPS SA	(3,300)	(18,901)

Republic of South Africa - (1.8)%
Discovery, Ltd.	(12,500)	(125,152)
Fortress Income Fund, Ltd., Class B, REIT	(4,000)	(10,042)
Pick n Pay Stores, Ltd.	(7,000)	(33,262)

(168,456)

	Shares	Value
SECURITIES SOLD SHORT (continued) (F)
COMMON STOCKS (continued)
Singapore - (0.4)%
Raffles Medical Group, Ltd.	(39,777)	$ (39,858)

Spain - (2.8)%
Banco Bilbao Vizcaya Argentaria SA	(11,100)	(88,858)
Bankinter SA	(4,300)	(37,861)
EDP Renovaveis SA	(5,000)	(38,098)
Repsol SA	(3,142)	(49,747)
Telefonica SA	(4,700)	(51,991)

		(266,555)

Sweden - (1.9)%
Hennes & Mauritz AB, B Shares	(2,300)	(56,972)
Svenska Handelsbanken AB, A Shares	(8,400)	(119,210)

		(176,182)

Switzerland - (3.3)%
Baloise Holding AG	(200)	(29,327)
Barry Callebaut AG	(25)	(34,322)
Helvetia Holding AG	(80)	(44,422)
Swatch Group AG	(200)	(80,060)
TE Connectivity, Ltd.	(300)	(23,211)
Zurich Insurance Group AG	(370)	(102,410)

		(313,752)

Turkey - (0.6)%
Anadolu Efes Biracilik Ve Malt Sanayii AS	(10,000)	(56,363)

United Kingdom - (8.3)%
Associated British Foods PLC	(800)	(29,116)
Barclays PLC	(20,000)	(54,981)
BP PLC, ADR	(1,000)	(34,320)
Capital & Counties Properties PLC	(10,000)	(40,902)
Fiat Chrysler Automobiles NV	(4,000)	(45,271)
HSBC Holdings PLC	(8,700)	(71,722)
Marks & Spencer Group PLC	(19,900)	(94,489)
Merlin Entertainments PLC (C)	(11,600)	(75,948)
Pearson PLC	(7,200)	(59,590)
Rio Tinto PLC, ADR	(3,000)	(119,460)
Royal Bank of Scotland Group PLC	(18,700)	(64,281)
United Utilities Group PLC	(7,400)	(93,305)

		(783,385)

United States - (32.0)%
American Airlines Group, Inc.	(1,700)	(72,454)
American Express Co.	(1,000)	(79,250)
American International Group, Inc.	(400)	(24,364)
American States Water Co.	(1,700)	(75,684)
athenahealth, Inc.	(300)	(29,403)
BB&T Corp.	(1,700)	(73,406)
Boeing Co.	(400)	(73,932)
Broadcom, Ltd.	(100)	(22,081)
Capital One Financial Corp.	(600)	(48,228)
CarMax, Inc.	(300)	(17,550)
Casey’s General Stores, Inc.	(300)	(33,621)
Caterpillar, Inc.	(200)	(20,452)
CH Robinson Worldwide, Inc.	(400)	(29,080)
Clean Harbors, Inc.	(1,100)	(63,921)
Cliffs Natural Resources, Inc.	(4,100)	(27,552)
Colgate-Palmolive Co.	(500)	(36,020)
Commerce Bancshares, Inc.	(1,175)	(64,566)
Cracker Barrel Old Country Store, Inc.	(100)	(16,019)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued) (F)
COMMON STOCKS (continued)
United States (continued)
CyrusOne, Inc., REIT	(400)	$ (21,856)
Deere & Co.	(200)	(22,322)
Dollar General Corp.	(400)	(29,084)
Ecolab, Inc.	(400)	(51,636)
EOG Resources, Inc.	(200)	(18,500)
Equity Residential, REIT	(600)	(38,748)
Express Scripts Holding Co.	(800)	(49,072)
Fastenal Co.	(900)	(40,212)
Federated Investors, Inc., Class B	(400)	(10,728)
Fifth Third Bancorp	(1,000)	(24,430)
Flowserve Corp.	(500)	(25,435)
Ford Motor Co.	(4,000)	(45,880)
Heartland Express, Inc.	(2,400)	(48,288)
HFF, Inc., Class A	(700)	(21,980)
International Business Machines Corp.	(200)	(32,058)
Kansas City Southern	(300)	(27,021)
KB Home	(800)	(16,480)
Kimco Realty Corp., REIT	(3,100)	(62,899)
LGI Homes, Inc.	(1,000)	(31,830)
Macerich Co., Class A, REIT	(400)	(24,972)
Markel Corp.	(45)	(43,632)
MetLife, Inc.	(500)	(25,905)
Moody’s Corp.	(400)	(47,328)
New York Community Bancorp, Inc.	(4,000)	(53,160)
O’Reilly Automotive, Inc.	(100)	(24,815)
Owens & Minor, Inc.	(600)	(20,790)
PAREXEL International Corp.	(500)	(31,915)
Pennsylvania Real Estate Investment Trust	(2,200)	(30,470)
People’s United Financial, Inc.	(4,500)	(78,615)
Polaris Industries, Inc.	(400)	(34,104)
Prologis, Inc., REIT	(700)	(38,087)
QUALCOMM, Inc.	(500)	(26,870)
Regeneron Pharmaceuticals, Inc., Class A	(42)	(16,317)
RPM International, Inc.	(200)	(10,512)
Sabre Corp.	(700)	(16,387)

	Shares	Value
SECURITIES SOLD SHORT (continued) (F)
COMMON STOCKS (continued)
United States (continued)
SCANA Corp.	(1,300)	$ (86,203)
Schlumberger, Ltd.	(500)	(36,295)
Seagate Technology PLC	(500)	(21,065)
State Street Corp.	(400)	(33,560)
Stericycle, Inc.	(1,100)	(93,874)
T. Rowe Price Group, Inc.	(900)	(63,801)
TCF Financial Corp.	(1,400)	(23,114)
TD Ameritrade Holding Corp.	(500)	(19,135)
Triumph Group, Inc.	(400)	(10,480)
Ultimate Software Group, Inc.	(200)	(40,534)
Under Armour, Inc., Class A	(2,700)	(58,023)
United Parcel Service, Inc., Class B	(400)	(42,984)
United Rentals, Inc.	(100)	(10,966)
United Therapeutics Corp.	(200)	(25,140)
Valero Energy Corp.	(700)	(45,227)
Ventas, Inc., REIT	(1,400)	(89,614)
Verizon Communications, Inc.	(1,300)	(59,683)
ViaSat, Inc.	(800)	(51,224)
WD-40 Co.	(200)	(20,970)
Wells Fargo & Co.	(1,100)	(59,224)
Wesco Aircraft Holdings, Inc.	(1,800)	(21,870)
WEX, Inc.	(300)	(30,438)
Workday, Inc., Class A	(300)	(26,220)
WW Grainger, Inc.	(200)	(38,540)
Wynn Resorts, Ltd.	(200)	(24,602)
Zions Bancorporation	(600)	(24,018)

		(3,006,725)

Total Common Stocks (Proceeds $7,165,352)		(7,513,392)

Total Securities Sold Short (Proceeds $7,165,352)		(7,513,392)

Net Other Assets (Liabilities) - 34.1%		3,201,933

Net Assets - 100.0%		$ 9,388,827

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - athenahealth, Inc.	USD	120.00	12/15/2017	3	$(1,095)	$(1,101)
Call - Illumina, Inc.	USD	190.00	05/19/2017	1	(214)	(200)
Call - Micron Technology, Inc.	USD	35.00	01/19/2018	8	(1,826)	(1,408)
Call - T-Mobile USA, Inc.	USD	75.00	05/19/2017	16	(362)	(400)
Call - Tempur Sealy International, Inc.	USD	55.00	01/19/2018	7	(2,520)	(2,534)
Put - athenahealth, Inc.	USD	80.00	09/15/2017	3	(693)	(699)
Put - Colgate-Palmolive Co.	USD	69.00	05/19/2017	5	(173)	(175)
Put - Ford Motor Co.	USD	11.00	06/16/2017	20	(332)	(320)
Put - New York Community Bancorp, Inc.	USD	13.00	05/19/2017	40	(780)	(600)
Put - SCANA Corp.	USD	60.00	05/19/2017	13	(188)	(163)
Put - Verizon Communications, Inc.	USD	46.00	05/19/2017	13	(424)	(871)

Total					$(8,607)	$(8,471)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.1%	$627,594
Oil, Gas & Consumable Fuels	7.1	440,648
Food Products	5.6	343,391
Capital Markets	5.3	329,272
Software	5.0	307,833
Media	4.4	273,296
Building Products	4.1	253,093
Household Durables	4.1	252,254
Equity Real Estate Investment Trusts	3.9	240,223
Household Products	3.4	209,511
Biotechnology	3.3	202,653
Health Care Providers & Services	3.1	193,999
Health Care Equipment & Supplies	3.1	190,621
Industrial Conglomerates	3.0	187,767
Pharmaceuticals	2.9	176,616
Construction & Engineering	2.7	164,087
Life Sciences Tools & Services	2.6	157,796
Insurance	2.4	146,948
Electric Utilities	2.3	142,281
Real Estate Management & Development	2.3	140,949
Trading Companies & Distributors	2.1	127,684
Technology Hardware, Storage & Peripherals	2.0	124,086
Electronic Equipment, Instruments & Components	2.0	123,575
Personal Products	2.0	122,217
Internet Software & Services	2.0	121,832
Auto Components	1.7	108,199
Tobacco	1.7	107,670
Wireless Telecommunication Services	1.7	107,632
Hotels, Restaurants & Leisure	1.7	107,582
Transportation Infrastructure	1.7	103,417
Machinery	1.6	101,459
Semiconductors & Semiconductor Equipment	1.6	98,979
Construction Materials	1.5	93,146
Diversified Consumer Services	1.2	74,802
Internet & Direct Marketing Retail	1.2	73,936
Aerospace & Defense	1.1	69,158
Airlines	1.1	68,095
Automobiles	1.0	61,976
Road & Rail	0.9	53,930
Chemicals	0.8	46,762
Specialty Retail	0.7	45,707
Professional Services	0.6	39,523
IT Services	0.6	34,081
Electrical Equipment	0.5	31,765
Paper & Forest Products	0.4	23,868
Textiles, Apparel & Luxury Goods	0.4	23,804
Gas Utilities	0.4	22,898
Multiline Retail	0.2	15,471
Marine	0.1	7,313
Energy Equipment & Services	0.1	4,689
Exchange-Traded Options Purchased	0.1	4,569
Communications Equipment	(0.3)	(17,592)
Commercial Services & Supplies	(0.5)	(28,329)
Health Care Technology	(0.5)	(29,403)
Diversified Telecommunication Services	(0.6)	(35,686)
Thrifts & Mortgage Finance	(0.6)	(35,760)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Beverages	(0.6	) %	$(36,504)
Independent Power & Renewable Electricity Producers	(0.6)		(38,098)
Consumer Finance	(0.6)		(38,518)
Metals & Mining	(0.7)		(40,619)
Diversified Financial Services	(0.9)		(56,228)
Leisure Products	(1.3)		(79,575)
Multi-Utilities	(1.4)		(86,203)
Air Freight & Logistics	(2.0)		(124,955)
Water Utilities	(2.3)		(142,554)
Food & Staples Retailing	(2.5)		(153,739)

Total Investments and Securities Sold Short	100.0%		$6,186,894

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)		Value
ASSETS
Investments
Common Stocks	$7,158,185	$6,335,790	$—	(I)	$13,493,975
Master Limited Partnerships	201,742	—	—		201,742
Exchange-Traded Options Purchased	4,569	—	—		4,569

Total Investments	$7,364,496	$6,335,790	$—	(I)	$13,700,286

LIABILITIES
Securities Sold Short
Common Stocks	$(4,052,108)	$(3,461,284)	$—		$(7,513,392)

Total Securities Sold Short	$(4,052,108)	$(3,461,284)	$—		$(7,513,392)

Other Financial Instruments
Exchange-Traded Options Written	$(8,471)	$—	$—		$(8,471)

Total Other Financial Instruments	$(8,471)	$—	$—		$(8,471)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of these securities have been segregated by the custodian as collateral for open options and securities sold short transactions. The total value of all securities segregated as collateral for open options and securities sold short transactions is $9,130,093.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $77,410, representing 0.8% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Aggregate cost for federal income tax purposes is $12,728,485. Aggregate gross unrealized appreciation and depreciation for all securities is $1,332,525 and $360,724, respectively. Net unrealized appreciation for tax purposes is $971,801.
(F)	Cash on deposit with custodian in the amount of $1,010,011 has been segregated as collateral for open options and securities sold short transactions.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2017, value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Security deemed worthless.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund .

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.1%
Federal Agricultural Mortgage Corp. 0.98% (A), 04/03/2018	$ 6,000,000	$ 6,000,000
Federal Farm Credit Banks
0.89% (A), 09/28/2018	4,500,000	4,500,602
1.04% (A), 06/22/2017	3,200,000	3,199,952
1.11% (A), 08/01/2017 - 11/13/2017	3,920,000	3,920,109
Federal Home Loan Banks
0.85% (A), 10/19/2018	6,500,000	6,500,000
0.89% (A), 06/01/2018	6,500,000	6,500,000
0.96% (A), 01/18/2019	3,800,000	3,801,551
1.03% (A), 08/25/2017	2,600,000	2,600,369
1.07% (A), 10/27/2017	5,000,000	5,000,000
1.09% (A), 12/18/2017	1,950,000	1,951,761
1.13% (A), 10/04/2017	6,500,000	6,500,452
Federal Home Loan Mortgage Corp. 0.75% (A), 08/10/2018, MTN	7,500,000	7,500,000
Federal National Mortgage Association 1.10% (A), 03/21/2018	3,500,000	3,508,724

Total U.S. Government Agency Obligations (Cost $61,483,520)		61,483,520

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.7%
Federal Agricultural Mortgage Corp.
1.01% (A), 08/25/2017	3,250,000	3,250,053
1.03% (A), 05/09/2017	3,400,000	3,399,991
Federal Farm Credit Discount Notes
0.66% (B), 08/07/2017	1,350,000	1,347,563
0.72% (B), 09/08/2017	4,000,000	3,989,587
Federal Home Loan Bank Discount Notes
0.54% (B), 05/02/2017	8,500,000	8,499,621
0.59% (B), 05/03/2017 - 05/05/2017	14,490,000	14,488,744
0.77% (B), 05/17/2017	5,000,000	4,998,100
0.80% (B), 06/21/2017	7,000,000	6,991,910
0.86% (B), 07/14/2017 - 07/19/2017	11,000,000	10,979,348
0.87% (B), 07/26/2017	8,000,000	7,983,221
Federal Home Loan Banks
0.99% (A), 06/01/2017	3,400,000	3,399,953
1.04% (A), 07/12/2017	4,100,000	4,100,000

Total Short-Term U.S. Government Agency Obligations (Cost $73,428,091)		73,428,091

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury Bill
0.60% (B), 06/01/2017	7,500,000	7,495,944
0.65% (B), 06/22/2017	10,300,000	10,290,112
0.66% (B), 06/29/2017	3,700,000	3,695,925

Total Short-Term U.S. Government Obligations (Cost $21,481,981)		21,481,981

	Principal	Value
REPURCHASE AGREEMENTS - 41.3%

Barclays Capital, Inc. 0.80% (B), dated 04/28/2017, to be repurchased at $13,400,893 on 05/01/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 2.88% - 7.76%, due 10/25/2031 -09/15/2046, and with a total value of $14,943,046.

	$ 13,400,000	$ 13,400,000
Barclays Capital, Inc. 1.01% (B), dated 04/19/2017, to be repurchased at $9,214,970 on 06/16/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 2.88% - 5.51%, due 10/15/2041 -11/25/2046, and with a total value of $10,200,002. (C)	9,200,000	9,200,000
Goldman Sachs & Co. 0.79% (B), dated 04/28/2017, to be repurchased at $11,300,744 on 05/01/2017. Collateralized by a U.S. Government Agency Obligation, 2.96%, due 04/01/2024, and with a value of $11,526,001.	11,300,000	11,300,000
ING Financial Markets LLC 0.75% (B), dated 04/28/2017, to be repurchased at $24,301,519 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $24,786,459.	24,300,000	24,300,000
Jefferies LLC 0.92% (B), dated 04/28/2017, to be repurchased at $15,001,150 on 05/01/2017. Collateralized by U.S. Government Agency Obligations, 2.75% - 4.00%, due 03/20/2047 - 04/15/2047, and with a total value of $15,300,001.	15,000,000	15,000,000
Nomura Securities International, Inc. 0.82% (B), dated 04/28/2017, to be repurchased at $36,002,460 on 05/01/2017. Collateralized by U.S. Government Agency Obligations, 2.50% - 9.00%, due 02/01/2018 -11/20/2066, and with a total value of $36,720,000.	36,000,000	36,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co. 0.09% (B), dated 04/28/2017, to be repurchased at $331,079 on 05/01/2017. Collateralized by a U.S. Government Obligation, 2.75%, due 02/15/2024, and with a value of $340,537.

	$ 331,077	$ 331,077

Total Repurchase Agreements (Cost $109,531,077)		109,531,077

Total Investments (Cost $265,924,669) (D)		265,924,669
Net Other Assets (Liabilities) - (0.2)%		(500,753)

Net Assets - 100.0%		$ 265,423,916

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$61,483,520	$—	$61,483,520
Short-Term U.S. Government Agency Obligations	—	73,428,091	—	73,428,091
Short-Term U.S. Government Obligations	—	21,481,981	—	21,481,981
Repurchase Agreements	—	109,531,077	—	109,531,077

Total Investments	$—	$265,924,669	$—	$265,924,669

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(B)	Rates disclosed reflect the yields at April 30, 2017.
(C)	Illiquid security. At April 30, 2017, value of the illiquid security is $9,200,000, representing 3.5% of the Fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $265,924,669.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 1.6%
Boeing Co.	33,761	$ 6,240,046

Air Freight & Logistics - 1.4%
FedEx Corp.	29,090	5,518,373

Automobiles - 1.5%
Tesla, Inc. (A)	18,981	5,961,363

Banks - 1.2%
JPMorgan Chase & Co.	52,923	4,604,301

Beverages - 1.6%
Constellation Brands, Inc., Class A	12,016	2,073,241
Monster Beverage Corp. (A)	93,312	4,234,498

		6,307,739

Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (A)	42,705	5,456,845
BioMarin Pharmaceutical, Inc. (A)	42,502	4,073,392
Celgene Corp. (A)	72,988	9,054,161
Regeneron Pharmaceuticals, Inc., Class A (A)	3,691	1,433,916
Shire PLC, Class B, ADR	31,559	5,584,681
Vertex Pharmaceuticals, Inc. (A)	10,937	1,293,847

		26,896,842

Capital Markets - 1.7%
Goldman Sachs Group, Inc.	30,081	6,732,128

Chemicals - 0.9%
Albemarle Corp.	31,172	3,394,942

Communications Equipment - 0.2%
Palo Alto Networks, Inc. (A)	5,980	648,292

Energy Equipment & Services - 0.5%
Halliburton Co.	44,808	2,055,791

Equity Real Estate Investment Trusts - 0.7%
Crown Castle International Corp.	30,328	2,869,029

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	32,934	5,846,444

Hotels, Restaurants & Leisure - 2.3%
Marriott International, Inc., Class A	95,777	9,043,264

Internet & Direct Marketing Retail - 11.4%
Amazon.com, Inc. (A)	21,196	19,606,088
Expedia, Inc.	23,541	3,147,903
Netflix, Inc. (A)	81,654	12,427,739
Priceline Group, Inc. (A)	4,998	9,230,406

		44,412,136

Internet Software & Services - 16.0%
Alibaba Group Holding, Ltd., ADR (A)	115,079	13,291,625
Alphabet, Inc., Class A (A)	11,183	10,338,907
Alphabet, Inc., Class C (A)	11,419	10,345,157
Facebook, Inc., Class A (A)	111,402	16,738,151
Tencent Holdings, Ltd.	374,190	11,709,147

		62,422,987

IT Services - 7.3%
FleetCor Technologies, Inc. (A)	30,624	4,322,271
Mastercard, Inc., Class A	102,669	11,942,458
Visa, Inc., Class A	135,467	12,357,300

		28,622,029

Life Sciences Tools & Services - 1.4%
Illumina, Inc. (A)	28,650	5,296,239

Machinery - 1.1%
Parker-Hannifin Corp.	25,501	4,100,561

	Shares	Value
COMMON STOCKS (continued)
Media - 2.4%
Charter Communications, Inc., Class A (A)	17,721	$ 6,116,580
Time Warner, Inc.	31,676	3,144,477

		9,261,057

Oil, Gas & Consumable Fuels - 1.8%
Concho Resources, Inc. (A)	30,261	3,832,858
EOG Resources, Inc.	33,430	3,092,275

		6,925,133

Pharmaceuticals - 3.7%
Allergan PLC	31,259	7,622,820
Bristol-Myers Squibb Co.	119,391	6,691,865

		14,314,685

Semiconductors & Semiconductor Equipment - 5.0%
Broadcom, Ltd.	26,005	5,742,164
NVIDIA Corp.	69,592	7,258,446
QUALCOMM, Inc.	36,581	1,965,863
Texas Instruments, Inc.	58,391	4,623,399

		19,589,872

Software - 12.7%
Activision Blizzard, Inc.	90,593	4,733,484
Adobe Systems, Inc. (A)	73,422	9,819,458
Microsoft Corp.	206,475	14,135,278
Red Hat, Inc. (A)	47,549	4,188,116
salesforce.com, Inc. (A)	92,439	7,960,847
Snap, Inc., Class A (A) (B)	38,257	862,695
Splunk, Inc. (A)	55,850	3,591,714
Workday, Inc., Class A (A)	48,125	4,206,125

		49,497,717

Specialty Retail - 5.3%
Home Depot, Inc.	35,929	5,608,517
Industria de Diseno Textil SA (B)	181,643	6,966,780
O’Reilly Automotive, Inc. (A)	21,259	5,275,421
Ulta Beauty, Inc. (A)	10,737	3,021,821

		20,872,539

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	163,218	23,446,266

Textiles, Apparel & Luxury Goods - 4.0%
adidas AG	38,563	7,725,025
NIKE, Inc., Class B	141,053	7,815,747

		15,540,772

Total Common Stocks (Cost $221,021,998)		390,420,547

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	6,370,720	6,370,720

Total Securities Lending Collateral (Cost $6,370,720)		6,370,720

Total Investments (Cost $227,392,718) (D)		396,791,267
Net Other Assets (Liabilities) - (1.7)%		(6,511,111)

Net Assets - 100.0%		$ 390,280,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$364,019,595	$26,400,952	$—	$390,420,547
Securities Lending Collateral	6,370,720	—	—	6,370,720

Total Investments	$370,390,315	$26,400,952	$—	$396,791,267

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,081,778. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $227,392,718. Aggregate gross unrealized appreciation and depreciation for all securities is $171,158,268 and $1,759,719, respectively. Net unrealized appreciation for tax purposes is $169,398,549.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 31.9%
American Express Credit Account Master Trust
Series 2014-2, Class A,
1.26%, 01/15/2020	$ 2,000,000	$ 2,000,185
Series 2014-3, Class A,
1.49%, 04/15/2020	1,000,000	1,000,682
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,500,736
AmeriCredit Automobile Receivables Trust
Series 2013-2, Class C,
1.79%, 03/08/2019	448,941	449,132
Series 2013-3, Class C,
2.38%, 06/10/2019	664,252	665,866
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,288,380
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	757,566
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	962,575
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	992,028
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	1,016,031
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	850,000	856,025
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,255,566
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	377,137
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	1,986,216
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,658,007
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,014,176
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	999,958
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	719,541
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,016,539
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,798,589
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,313,021
Series 2016-A3, Class A3,
1.34%, 04/15/2022	2,920,000	2,898,333
Series 2016-A4, Class A4,
1.33%, 06/15/2022	3,350,000	3,320,673
Series 2016-A6, Class A6,
1.82%, 09/15/2022	2,015,000	2,017,955
Series 2017-A1, Class A1,
2.00%, 01/17/2023	2,000,000	2,009,925

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2013-2, Class C,
1.61%, 03/15/2019	$ 2,150,000	$ 2,150,653
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	906,776
Chase Issuance Trust Series 2014-A7, Class A7, 1.38%, 11/15/2019	2,000,000	2,000,437
CIT Equipment Collateral Series 2014-VT1, Class C, 2.65%, 10/20/2022 (A)	2,000,000	2,002,924
Citibank Credit Card Issuance Trust Series 2017-A2, Class A2, 1.74%, 01/19/2021	3,000,000	3,006,211
CitiBank Credit Card Issuance Trust Series 2017-A3, Class A3, 1.92%, 04/07/2022	3,700,000	3,711,723
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	633,233	617,611
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	417,241	408,782
CNH Equipment Trust
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,101,118
Series 2014-A, Class A3,
0.84%, 05/15/2019	47,713	47,697
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,051,850
Series 2014-C, Class A3,
1.05%, 11/15/2019	1,012,227	1,010,967
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,003,424
Series 2015-B, Class A3,
1.37%, 07/15/2020	778,635	777,901
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,829,794
Colony American Homes Series 2015-1A, Class A, 2.19% (B), 07/17/2032 (A)	1,577,554	1,581,002
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	830,744	825,415
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	975,763	964,000
Series 2015-2, Class A,
2.99%, 05/22/2028 (A)	637,348	636,225
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020	2,000,000	2,000,803
Series 2015-A4, Class A4,
2.19%, 04/17/2023	3,000,000	3,024,898
Entergy Texas Restoration Funding LLC Series 2009-A, Class A2, 3.65%, 08/01/2019	742,458	751,845
Ford Credit Auto Owner Trust Series 2017-A, Class C, 2.41%, 07/15/2023	2,578,000	2,588,791

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2015-1, Class B,
1.62%, 01/15/2020	$ 1,050,000	$ 1,048,420
Series 2016-5, Class A1,
1.95%, 11/15/2021	3,150,000	3,155,163
Global SC Finance II SRL Series 2013-1A, Class A, 2.98%, 04/17/2028 (A)	1,005,000	981,235
Huntington Auto Trust Series 2016-1, Class A3, 1.59%, 11/16/2020	1,835,000	1,834,358
Master Credit Card Trust II Series 2017-1A, Class A, 2.26%, 07/21/2021 (A)	2,330,000	2,349,181
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,542,126	1,535,112
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	877,076	866,548
Nissan Master Owner Trust Receivables Series 2015-A, Class A2, 1.44%, 01/15/2020	2,090,000	2,089,174
Sierra Receivables Funding Co. LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (A)	1,137,727	1,147,733
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class A, 2.40%, 03/22/2032 (A)	508,643	510,045
Synchrony Credit Card Master Note Trust Series 2012-2, Class A, 2.22%, 01/15/2022	2,062,000	2,080,797
Toyota Auto Receivables Owner Trust Series 2017-A, Class A2A, 1.42%, 09/16/2019	1,375,000	1,375,273
Tricon American Homes Trust Series 2015-SFR1, Class B, 2.59% (B), 05/17/2032 (A)	730,000	729,999
Verizon Owner Trust Series 2017-1A, Class B, 2.45%, 09/20/2021 (A)	1,350,000	1,357,899
World Financial Network Credit Card Master Trust
Series 2012-C, Class M,
3.32%, 08/15/2022	500,000	507,638
Series 2012-D, Class B,
3.34%, 04/17/2023	1,440,000	1,465,136
Series 2013-A, Class A,
1.61%, 12/15/2021	5,000,000	5,004,209
World Omni Auto Receivables Trust Series 2015-A, Class A4, 1.75%, 04/15/2021	2,450,000	2,452,182
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	2,030,000	2,032,438
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	996,004

Total Asset-Backed Securities (Cost $106,464,642)		106,394,233

	Principal	Value
CORPORATE DEBT SECURITIES - 30.0%
Banks - 5.8%
Bank of America Corp. 6.88%, 04/25/2018, MTN	$ 3,941,000	$ 4,135,134
Citigroup, Inc. 1.70%, 04/27/2018	3,425,000	3,423,938
JPMorgan Chase & Co. 2.55%, 10/29/2020	1,000,000	1,008,065
KeyBank NA
1.70%, 06/01/2018	1,330,000	1,330,879
2.35%, 03/08/2019	2,000,000	2,015,964
Toronto-Dominion Bank 1.75%, 07/23/2018, MTN	3,820,000	3,827,033
Wells Fargo & Co. 2.55%, 12/07/2020, MTN	3,425,000	3,457,750

		19,198,763

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	2,000,000	2,024,552

Capital Markets - 3.1%
Deutsche Bank AG 1.35%, 05/30/2017	3,365,000	3,364,821
Goldman Sachs Group, Inc. 2.52% (B), 04/23/2021	3,005,000	3,065,527
Morgan Stanley 2.65%, 01/27/2020	4,000,000	4,052,536

		10,482,884

Chemicals - 0.8%
Airgas, Inc. 1.65%, 02/15/2018	2,575,000	2,579,622

Communications Equipment - 0.3%
Cisco Systems, Inc. 2.20%, 02/28/2021	825,000	829,363

Consumer Finance - 3.8%
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	1,500,000	1,504,585
3.34%, 03/18/2021	2,500,000	2,533,320
General Motors Financial Co., Inc. 3.15%, 01/15/2020	3,080,000	3,137,904
John Deere Capital Corp. 1.25%, 10/09/2019, MTN	2,875,000	2,837,007
PACCAR Financial Corp. 1.75%, 08/14/2018, MTN	760,000	762,264
Toyota Motor Credit Corp. 1.70%, 02/19/2019, MTN	2,025,000	2,027,412

		12,802,492

Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC 7.25%, 02/01/2018	2,500,000	2,603,425

Diversified Telecommunication Services - 2.2%
AT&T, Inc. 2.80%, 02/17/2021	2,215,000	2,232,408
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	1,300,000	1,300,026
Verizon Communications, Inc. 2.14% (B), 03/16/2022	3,650,000	3,689,829

		7,222,263

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 1.0%
Schlumberger Norge AS 1.25%, 08/01/2017 (A)	$ 3,450,000	$ 3,449,293

Equity Real Estate Investment Trusts - 0.8%
Ventas Realty, LP / Ventas Capital Corp. 4.00%, 04/30/2019	2,516,000	2,596,072

Food & Staples Retailing - 1.1%
CVS Health Corp. 2.80%, 07/20/2020	3,500,000	3,565,993

Independent Power & Renewable Electricity Producers - 0.9%
Exelon Generation Co. LLC 5.20%, 10/01/2019	2,795,000	2,985,985

Industrial Conglomerates - 0.7%
Honeywell International, Inc. 1.40%, 10/30/2019	2,350,000	2,332,979

Insurance - 0.7%
Metropolitan Life Global Funding I 1.50%, 01/10/2018 (A)	2,200,000	2,201,298

IT Services - 0.9%
Visa, Inc. 2.20%, 12/14/2020	3,075,000	3,099,575

Media - 0.9%
Comcast Cable Communications LLC 8.88%, 05/01/2017	2,880,000	2,880,000

Multi-Utilities - 0.8%
Public Service Co. of Oklahoma 5.15%, 12/01/2019	2,550,000	2,728,617

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp. 1.72%, 06/24/2018	1,500,000	1,505,028
Husky Energy, Inc. 6.20%, 09/15/2017	2,420,000	2,460,915
Kinder Morgan, Inc. 7.00%, 06/15/2017	3,270,000	3,289,963
Petroleos Mexicanos 3.18% (B), 07/18/2018	3,250,000	3,289,000
Total Capital International SA 1.55%, 06/28/2017	1,500,000	1,500,675

		12,045,581

Pharmaceuticals - 0.4%
Bayer US Finance LLC 1.50%, 10/06/2017 (A)	1,430,000	1,428,607

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp. 2.50%, 11/15/2018	1,050,000	1,066,403

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co. 2.85%, 10/05/2018	1,800,000	1,820,824

Total Corporate Debt Securities (Cost $99,993,572)		99,944,591

MORTGAGE-BACKED SECURITIES - 10.5%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (B), 12/05/2032 (A)	1,600,000	1,693,287

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust Series 2008-1, Class A4, 6.45% (B), 02/10/2051	$ 3,580,138	$ 3,635,960
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class AFX, 2.76%, 02/10/2033 (A)	3,162,969	3,181,821
COMM Mortgage Trust
Series 2007-C9, Class AMFL,
1.50% (B), 12/10/2049 (A)	1,974,039	1,970,622
Series 2012-LC4, Class A3,
3.07%, 12/10/2044	1,273,914	1,296,506
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	2,330,945	2,324,405
Core Industrial Trust Series 2015-TEXW, Class C, 3.73%, 02/10/2034 (A)	1,600,000	1,644,416
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A, 3.55%, 04/10/2034 (A)	1,616,000	1,698,240
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class A1, 1.25%, 01/15/2047	717,045	716,228
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP2, Class D, 4.94% (B), 07/15/2042	4,495,333	4,515,594
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2, 1.97%, 05/15/2046	2,542,292	2,548,450
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.47%, 08/11/2033 (A)	3,200,000	3,332,664
Series 2016-UB12, Class A1,
1.78%, 12/15/2049	2,308,430	2,297,824
UBS Commercial Mortgage Trust Series 2012-C1, Class A3, 3.40%, 05/10/2045	3,170,207	3,303,538
Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class A1A, 5.92% (B), 06/15/2049	232,601	232,276
WFRBS Commercial Mortgage Trust Series 2013-C18, Class A1, 1.19%, 12/15/2046	759,325	757,265

Total Mortgage-Backed Securities (Cost $35,187,243)		35,149,096

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Federal Home Loan Mortgage Corp.
2.66% (B), 06/01/2033	961,254	1,008,985
4.50%, 09/01/2026	1,243,016	1,314,985
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.97% (B), 01/25/2021	2,000,000	2,138,218

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.19% (B), 10/25/2021	$ 34,218,831	$ 206,784
1.95%, 11/01/2020	2,630,000	2,612,762
FREMF Mortgage Trust
2.50% (B), 03/25/2045 (A)	1,820,000	1,819,569
4.40% (B), 01/25/2045 (A)	1,560,000	1,658,006
Government National Mortgage Association
4.52% (B), 12/20/2061	2,057,055	2,132,895
4.65% (B), 11/20/2061	1,062,020	1,093,096
4.67% (B), 09/20/2063	2,216,916	2,285,377
4.73% (B), 02/20/2063	2,336,735	2,424,403
4.75% (B), 02/20/2061	242,130	246,839
4.82% (B), 02/20/2061	249,425	255,653
4.83% (B), 06/20/2063	1,877,741	1,952,859
4.85% (B), 05/20/2062	1,900,841	1,968,600
4.87% (B), 05/20/2061	508,194	521,697
5.27% (B), 11/20/2060	1,594,827	1,668,040
5.31% (B), 04/20/2061	894,680	933,107
5.48% (B), 01/20/2060	3,389,825	3,512,574

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.68% (B), 06/20/2059	$ 458,844	$ 465,544
5.75%, 12/15/2022	278,221	301,102

Total U.S. Government Agency Obligations (Cost $30,559,339)		30,521,095

U.S. GOVERNMENT OBLIGATIONS - 15.2%
U.S. Treasury - 15.2%
U.S. Treasury Note
0.88%, 07/31/2019	34,477,000	34,145,710
1.13%, 02/28/2021	16,775,000	16,444,080

Total U.S. Government Obligations (Cost $50,661,069)		50,589,790

Total Investments (Cost $322,865,865) (C)		322,598,805
Net Other Assets (Liabilities) - 3.2%		10,579,076

Net Assets - 100.0%		$ 333,177,881

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$106,394,233	$—	$106,394,233
Corporate Debt Securities	—	99,944,591	—	99,944,591
Mortgage-Backed Securities	—	35,149,096	—	35,149,096
U.S. Government Agency Obligations	—	30,521,095	—	30,521,095
U.S. Government Obligations	—	50,589,790	—	50,589,790

Total Investments	$—	$322,598,805	$—	$322,598,805

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $43,080,262, representing 12.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(C)	Aggregate cost for federal income tax purposes is $323,703,014. Aggregate gross unrealized appreciation and depreciation for all securities is $315,816 and $1,420,025, respectively. Net unrealized depreciation for tax purposes is $1,104,209.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.2%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 4,393,000	$ 4,382,018
6.13%, 01/15/2023 (A)	5,320,000	5,306,700
7.50%, 03/15/2025 (A)	1,016,000	1,056,640
7.75%, 03/15/2020 (A) (B)	6,960,000	7,537,680
Triumph Group, Inc. 5.25%, 06/01/2022	5,382,000	5,247,450

		23,530,488

Airlines - 2.3%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A) (B)	2,740,000	2,787,950
5.50%, 10/01/2019 (A)	7,051,000	7,368,295
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	6,651,011	6,913,061
5.63%, 01/15/2021 (A)	3,189,141	3,322,734
6.13%, 07/15/2018 (A)	9,965,000	10,288,862
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	783,585	821,785
6.13%, 04/29/2018	5,444,000	5,641,345
6.90%, 10/19/2023	3,975,175	4,134,182
United Airlines Pass-Through Trust 4.63%, 03/03/2024	1,578,033	1,617,484
United Continental Holdings, Inc. 6.38%, 06/01/2018	2,346,000	2,445,705
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	900,822
6.75%, 12/03/2022	1,910,101	2,058,134

		48,300,359

Auto Components - 0.2%
Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	3,500,000	3,591,875

Automobiles - 0.2%
Fiat Chrysler Automobiles NV 5.25%, 04/15/2023 (B)	4,225,000	4,341,188

Banks - 4.0%
Bank of America Corp. 8.00% (C), 01/30/2018 (D)	11,330,000	11,754,875
Barclays PLC
6.63% (C), 09/15/2019 (B) (D)	5,726,000	5,833,363
8.25% (C), 12/15/2018 (D)	5,930,000	6,308,038
BNP Paribas SA
6.75% (C), 03/14/2022 (A) (B) (D)	6,785,000	7,098,806
7.63% (C), 03/30/2021 (A) (D)	2,298,000	2,496,317
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,510,125
5.00%, 05/15/2018 (A)	450,000	452,655
5.00%, 08/15/2022	5,259,000	5,657,632
5.25%, 03/15/2018	3,108,000	3,206,834
5.50%, 02/15/2019 (A)	1,417,000	1,496,706
Citigroup, Inc. 6.30% (C), 05/15/2024 (D)	7,556,000	7,973,847
Intesa Sanpaolo SpA 5.71%, 01/15/2026 (A)	7,065,000	6,958,241
JPMorgan Chase & Co. 7.90% (C), 04/30/2018 (D)	4,353,000	4,548,885
Lloyds Banking Group PLC 7.50% (C), 06/27/2024 (B) (D)	6,675,000	7,192,312

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC 8.63% (C), 08/15/2021 (D)	$ 2,910,000	$ 3,141,345
Societe Generale SA
7.38% (C), 09/13/2021 (A) (D)	3,775,000	3,992,063
8.00% (C), 09/29/2025 (A) (D)	4,393,000	4,727,966

		84,350,010

Beverages - 0.7%
Cott Beverages, Inc. 5.38%, 07/01/2022	8,496,000	8,803,980
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	5,510,000	5,606,425

		14,410,405

Biotechnology - 0.1%
Concordia International Corp.
7.00%, 04/15/2023 (A)	2,754,000	440,640
9.00%, 04/01/2022 (A) (B)	1,379,000	958,405
9.50%, 10/21/2022 (A)	4,443,000	866,385

		2,265,430

Building Products - 3.7%
Airxcel, Inc. 8.50%, 02/15/2022 (A) (B)	4,286,000	4,414,580
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	23,071,000	24,224,550
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	7,131,000	7,398,413
10.75%, 08/15/2023 (A)	8,662,000	10,112,885
Griffon Corp. 5.25%, 03/01/2022	13,727,000	14,035,857
Norbord, Inc. 6.25%, 04/15/2023 (A)	5,435,000	5,788,275
Ply Gem Industries, Inc. 6.50%, 02/01/2022	11,455,000	11,899,305

		77,873,865

Capital Markets - 1.1%
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (D)	1,350,000	1,407,267
7.50% (C), 12/11/2023 (A) (D)	11,458,000	12,707,380
Goldman Sachs Capital II 4.00% (C), 05/30/2017 (D)	1,048,000	890,800
Morgan Stanley
5.45% (C), 07/15/2019 (D)	3,762,000	3,851,348
5.55% (C), 07/15/2020 (D)	4,320,000	4,522,500

		23,379,295

Chemicals - 0.9%
Hexion, Inc.
6.63%, 04/15/2020	12,053,000	11,390,085
7.88%, 02/15/2023	3,308,000	2,150,200
10.00%, 04/15/2020	1,821,000	1,857,420
Tronox Finance LLC
6.38%, 08/15/2020	3,194,000	3,245,903
7.50%, 03/15/2022 (A) (B)	125,000	130,625

		18,774,233

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	$ 5,803,000	$ 5,715,955
6.38%, 04/01/2024 (A) (B)	4,533,000	4,527,334
GW Honos Security Corp. 8.75%, 05/15/2025 (A) (E)	3,044,000	3,104,880

		13,348,169

Construction & Engineering - 2.2%
Abengoa Abenewco 2 SAU 0.25%, 03/31/2023 Cash Rate 0.25% (A) (F)	1,885,138	56,554
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 (A)	13,534,000	13,669,340
Beazer Homes USA, Inc. 8.75%, 03/15/2022	2,220,000	2,469,750
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	7,249,000	7,557,083
6.50%, 12/15/2020 (A)	1,972,000	2,045,950
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 (A)	10,325,000	10,015,250
9.13%, 11/15/2020 (A)	6,928,000	5,750,240
William Lyon Homes, Inc. 5.88%, 01/31/2025 (A)	3,926,000	4,024,150

		45,588,317

Consumer Finance - 2.9%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	878,540
5.75%, 11/20/2025 (B)	3,127,000	3,201,266
7.50%, 09/15/2020	2,518,000	2,842,192
8.00%, 03/15/2020	2,445,000	2,759,794
Altice Financing SA
6.63%, 02/15/2023 (A)	6,114,000	6,473,197
7.50%, 05/15/2026 (A)	4,860,000	5,248,800
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	2,275,000	2,374,531
Navient Corp.
4.88%, 06/17/2019, MTN	2,923,000	3,017,705
5.00%, 06/15/2018, MTN	1,700,000	1,700,000
5.00%, 10/26/2020	513,000	522,619
5.50%, 01/15/2019, MTN	2,630,000	2,731,913
5.88%, 10/25/2024	5,555,000	5,402,237
6.50%, 06/15/2022	1,308,000	1,352,145
6.63%, 07/26/2021	1,020,000	1,079,925
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	2,555,000	2,685,944
7.25%, 12/15/2021 (A)	9,125,000	9,491,004
Springleaf Finance Corp.
5.25%, 12/15/2019	1,000,000	1,015,210
6.00%, 06/01/2020	4,203,000	4,302,821
7.75%, 10/01/2021 (B)	4,099,000	4,393,616
8.25%, 12/15/2020	551,000	603,731

		62,077,190

Containers & Packaging - 2.5%
ARD Finance SA 0.74%, 09/15/2023 Cash Rate 7.13% (A) (F)	5,091,000	5,281,912

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	$ 5,357,000	$ 5,537,799
7.25%, 05/15/2024 (A)	1,285,000	1,399,044
Ball Corp.
4.38%, 12/15/2020	2,143,000	2,255,508
5.25%, 07/01/2025	4,454,000	4,810,320
BWAY Holding Co. 5.50%, 04/15/2024 (A)	6,211,000	6,280,874
Coveris Holdings SA 7.88%, 11/01/2019 (A)	8,455,000	8,349,312
Flex Acquisition Co., Inc. 6.88%, 01/15/2025 (A)	4,005,000	4,125,150
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	3,880,000	4,151,600
6.38%, 08/15/2025 (A)	1,470,000	1,598,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,364,390
5.75%, 10/15/2020	745,000	767,350
6.88%, 02/15/2021	4,150,012	4,264,137
7.00%, 07/15/2024 (A)	1,176,000	1,265,670

		52,451,691

Diversified Financial Services - 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/30/2020 - 07/01/2022	575,000	611,226
Dana Financing Luxembourg Sarl 5.75%, 04/15/2025 (A)	6,075,000	6,223,108
Glen Meadow Pass-Through Trust 3.16% (C), 02/12/2067 (A)	16,919,000	14,825,274
ILFC E-Capital Trust I 4.66% (C), 12/21/2065 (A)	10,412,000	9,891,400
ILFC E-Capital Trust II 4.91% (C), 12/21/2065 (A)	875,000	840,000
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (A)	500,000	511,250
7.50%, 04/15/2021 (A)	5,754,000	5,941,005
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022 (A)	4,839,000	4,966,024

		43,809,287

Diversified Telecommunication Services - 8.3%
CenturyLink, Inc.
6.45%, 06/15/2021	5,110,000	5,518,800
7.50%, 04/01/2024 (B)	1,740,000	1,890,527
7.60%, 09/15/2039	8,758,000	8,210,625
7.65%, 03/15/2042	25,349,000	23,574,570
Frontier Communications Corp.
6.88%, 01/15/2025 (B)	818,000	681,190
7.63%, 04/15/2024	10,276,000	8,811,670
9.00%, 08/15/2031	11,695,000	9,999,225
11.00%, 09/15/2025	1,348,000	1,299,135
Hughes Satellite Systems Corp.
5.25%, 08/01/2026 (A)	328,000	333,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp. (continued)
6.50%, 06/15/2019	$ 1,183,000	$ 1,279,119
6.63%, 08/01/2026 (A)	4,443,000	4,576,290
7.63%, 06/15/2021	17,367,000	19,609,948
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	9,128,000	8,774,290
7.50%, 04/01/2021	6,933,000	6,343,695
8.00%, 02/15/2024 (A) (B)	1,247,000	1,340,525
SFR Group SA 7.38%, 05/01/2026 (A)	10,284,000	10,811,055
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	3,572,831
8.75%, 03/15/2032	1,090,000	1,341,376
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	5,890,000	5,993,075
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	8,490,000	8,659,800
6.38%, 04/15/2023 (A)	7,155,000	7,503,806
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	7,038,000	7,125,975
5.50%, 08/15/2026 (A)	1,575,000	1,608,469
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	4,770,000	4,841,550
7.38%, 04/23/2021 (A)	13,806,000	14,358,240
Windstream Services LLC
6.38%, 08/01/2023	1,551,000	1,368,757
7.50%, 04/01/2023 (B)	2,540,000	2,390,775
7.75%, 10/01/2021 (B)	3,630,000	3,648,150

		175,467,208

Electric Utilities - 1.2%
Elwood Energy LLC 8.16%, 07/05/2026	6,099,314	6,831,231
Homer City Generation, LP
8.14%, 10/01/2019 (G) (H) (I)	2,220,483	799,374
8.73%, 10/01/2026 (G) (H) (I)	13,227,638	4,761,950
Red Oak Power LLC 9.20%, 11/30/2029	8,025,000	8,366,062
Terraform Global Operating LLC 9.75%, 08/15/2022 (A)	3,973,000	4,410,030

		25,168,647

Electronic Equipment, Instruments & Components - 0.4%
Belden, Inc. 5.50%, 09/01/2022 (A)	6,776,000	6,945,400
Sanmina Corp. 4.38%, 06/01/2019 (A)	1,856,000	1,902,400

		8,847,800

Energy Equipment & Services - 2.6%
CSI Compressco, LP / CSI Compressco Finance, Inc. 7.25%, 08/15/2022	6,872,000	6,683,020
Exterran Energy Solutions, LP / EES Finance Corp. 8.13%, 05/01/2025 (A)	2,911,000	3,003,788
Genesis Energy, LP / Genesis Energy Finance Corp. 6.75%, 08/01/2022	7,750,000	7,972,813

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Noble Holding International, Ltd.
6.05%, 03/01/2041	$ 3,513,000	$ 2,459,100
8.70%, 04/01/2045	2,998,000	2,613,956
NuStar Logistics, LP
4.80%, 09/01/2020	11,160,000	11,505,960
6.75%, 02/01/2021	2,632,000	2,852,430
8.15%, 04/15/2018	2,960,000	3,119,100
Rowan Cos., Inc.
4.88%, 06/01/2022	5,458,000	5,130,520
7.38%, 06/15/2025	660,000	651,750
Weatherford International LLC 6.80%, 06/15/2037	4,470,000	4,224,150
Weatherford International, Ltd. 6.75%, 09/15/2040 (B)	5,177,000	4,892,265

		55,108,852

Equity Real Estate Investment Trusts - 1.7%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	8,406,000	8,420,534
5.95%, 12/15/2026 (B)	2,562,000	2,515,966
Equinix, Inc. 5.38%, 05/15/2027	1,042,000	1,088,671
Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026 (A)	3,366,000	3,424,905
Iron Mountain, Inc. 4.38%, 06/01/2021 (A)	2,059,000	2,136,213
iStar, Inc. 6.00%, 04/01/2022	4,917,000	5,039,925
Uniti Group, Inc. / CSL Capital LLC
7.13%, 12/15/2024 (A)	3,053,000	3,121,692
8.25%, 10/15/2023	6,567,000	7,008,237
Uniti Group, Inc. / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.13%, 12/15/2024 (A) (E)	1,678,000	1,703,170
VEREIT Operating Partnership, LP 4.13%, 06/01/2021	2,210,000	2,299,781

		36,759,094

Food & Staples Retailing - 1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
5.75%, 03/15/2025 (A)	4,540,000	4,415,150
6.63%, 06/15/2024 (A)	6,004,000	6,139,090
Rite Aid Corp.
6.13%, 04/01/2023 (A) (B)	3,539,000	3,503,610
6.75%, 06/15/2021 (B)	6,140,000	6,186,050

		20,243,900

Food Products - 1.1%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	8,580,000	8,858,850
7.25%, 06/01/2021 (A)	5,053,000	5,191,958
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (A)	3,114,000	3,238,560
Post Holdings, Inc. 8.00%, 07/15/2025 (A)	4,998,000	5,685,225

		22,974,593

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp. 6.75%, 06/15/2023	$ 5,023,000	$ 4,847,195

Health Care Equipment & Supplies - 1.8%
DJO Finco, Inc. / DJO Finance LLC 8.13%, 06/15/2021 (A)	10,339,000	9,124,167
Hologic, Inc. 5.25%, 07/15/2022 (A)	5,007,000	5,276,126
Mallinckrodt International Finance SA 4.75%, 04/15/2023 (B)	9,884,000	8,426,110
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (B)	2,675,000	2,434,250
5.75%, 08/01/2022 (A) (B)	6,121,000	6,013,883
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 6.63%, 05/15/2022 (A)	6,953,000	6,396,760

		37,671,296

Health Care Providers & Services - 5.8%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	1,445,000	1,432,356
6.88%, 02/01/2022 (B)	17,476,000	14,461,390
7.13%, 07/15/2020 (B)	9,785,000	8,782,037
DaVita, Inc.
5.13%, 07/15/2024	1,757,000	1,806,424
5.75%, 08/15/2022	6,564,000	6,801,945
HCA Holdings, Inc. 6.25%, 02/15/2021	14,228,000	15,437,380
HCA, Inc.
5.25%, 04/15/2025	2,679,000	2,879,095
5.88%, 02/15/2026	3,731,000	3,964,188
7.50%, 02/15/2022	13,296,000	15,295,718
HealthSouth Corp. 5.75%, 11/01/2024 - 09/15/2025	9,921,000	10,088,471
LifePoint Health, Inc.
5.38%, 05/01/2024 (A) (B)	2,834,000	2,862,340
5.50%, 12/01/2021	5,417,000	5,593,052
5.88%, 12/01/2023 (B)	2,805,000	2,896,163
Tenet Healthcare Corp.
4.38%, 10/01/2021	4,245,000	4,239,694
5.00%, 03/01/2019	2,787,000	2,792,240
6.00%, 10/01/2020	2,703,000	2,844,908
6.75%, 06/15/2023 (B)	2,401,000	2,292,955
8.13%, 04/01/2022	13,482,000	13,684,230
Universal Health Services, Inc. 4.75%, 08/01/2022 (A)	3,971,000	4,082,823

		122,237,409

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (A)	3,067,000	3,147,509

Hotels, Restaurants & Leisure - 5.5%
Boyd Gaming Corp.
6.38%, 04/01/2026	1,080,000	1,163,700
6.88%, 05/15/2023	7,778,000	8,371,073
FelCor Lodging, LP 5.63%, 03/01/2023	7,435,000	7,826,155

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC
6.25%, 02/15/2022 (A)	$ 1,479,000	$ 1,612,110
6.50%, 02/15/2025 (A)	16,130,000	17,662,350
MGM Resorts International
6.00%, 03/15/2023	4,642,000	5,071,385
6.63%, 12/15/2021	7,595,000	8,525,387
6.75%, 10/01/2020	2,134,000	2,374,075
7.75%, 03/15/2022	3,385,000	3,943,525
11.38%, 03/01/2018	1,331,000	1,437,480
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	6,195,000	6,349,875
4.75%, 12/15/2021 (A)	4,821,000	4,941,525
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (A)	6,146,000	6,212,561
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	2,698,000	2,888,533
10.00%, 12/01/2022	19,601,000	21,267,085
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	4,926,000	4,741,275
8.50%, 10/15/2022 (A)	11,876,000	12,410,420
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2049 (A) (G) (H) (I) (J) (K)	1,066,313	—	(L)

		116,798,514

Household Durables - 2.5%
Beazer Homes USA, Inc.
6.75%, 03/15/2025 (A) (B)	3,708,000	3,791,430
7.25%, 02/01/2023	5,453,000	5,712,017
KB Home
7.00%, 12/15/2021	963,000	1,076,153
7.25%, 06/15/2018	2,765,000	2,896,338
7.50%, 09/15/2022	1,565,000	1,769,428
7.63%, 05/15/2023	6,963,000	7,711,522
8.00%, 03/15/2020	1,900,000	2,139,875
9.10%, 09/15/2017	721,000	740,828
Lennar Corp. 4.13%, 01/15/2022	2,300,000	2,346,000
Meritage Homes Corp.
4.50%, 03/01/2018	8,170,000	8,292,550
7.00%, 04/01/2022	2,196,000	2,492,460
7.15%, 04/15/2020	3,883,000	4,271,300
Tempur Sealy International, Inc.
5.50%, 06/15/2026	4,261,000	4,237,053
5.63%, 10/15/2023 (B)	4,933,000	5,041,526

		52,518,480

Household Products - 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (A)	6,076,000	6,159,545

Independent Power & Renewable Electricity Producers - 2.8%
Calpine Corp.
5.25%, 06/01/2026 (A)	2,154,000	2,167,463
5.38%, 01/15/2023	870,000	856,950
5.75%, 01/15/2025 (B)	4,368,000	4,226,040
6.00%, 01/15/2022 (A)	10,692,000	11,173,140
Dynegy, Inc.
6.75%, 11/01/2019	2,277,000	2,311,155

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Dynegy, Inc. (continued)
7.63%, 11/01/2024 (B)	$ 6,032,000	$ 5,519,280
8.00%, 01/15/2025 (A) (B)	5,739,000	5,265,532
NRG Energy, Inc.
6.63%, 03/15/2023 - 01/15/2027	4,828,000	4,817,220
7.25%, 05/15/2026	10,417,000	10,651,382
7.88%, 05/15/2021	11,173,000	11,452,325

		58,440,487

Insurance - 1.0%
Genworth Holdings, Inc.
4.80%, 02/15/2024 (B)	2,000,000	1,660,000
4.90%, 08/15/2023	2,434,000	2,044,560
7.63%, 09/24/2021	1,598,000	1,522,095
Lincoln National Corp. 3.40% (C), 05/17/2066	18,940,000	16,832,925

		22,059,580

IT Services - 0.6%
First Data Corp.
5.00%, 01/15/2024 (A)	2,523,000	2,580,398
5.75%, 01/15/2024 (A)	4,320,000	4,482,000
7.00%, 12/01/2023 (A)	5,091,000	5,458,570

		12,520,968

Machinery - 1.7%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (B)	2,325,000	2,371,500
3.88%, 10/15/2021	3,950,000	3,974,687
4.38%, 04/05/2022	2,370,000	2,416,334
Meritor, Inc.
6.25%, 02/15/2024	8,098,000	8,401,675
6.75%, 06/15/2021	1,957,000	2,030,388
Novelis Corp.
5.88%, 09/30/2026 (A)	3,626,000	3,725,715
6.25%, 08/15/2024 (A)	2,385,000	2,510,212
Vertiv Group Corp. 9.25%, 10/15/2024 (A)	4,032,000	4,329,360
Xerium Technologies, Inc. 9.50%, 08/15/2021	5,814,000	6,032,025

		35,791,896

Media - 7.6%
Adelphia Communications Corp.
9.25%, 10/01/2049 (I) (J) (K) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (I) (J) (K) (M)	1,460,000	102
Cablevision Systems Corp.
7.75%, 04/15/2018	8,029,000	8,400,341
8.00%, 04/15/2020 (B)	3,366,000	3,759,418
8.63%, 09/15/2017	1,602,000	1,646,055
CBS Radio, Inc. 7.25%, 11/01/2024 (A) (B)	25,000	27,188
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	2,675,000	2,782,000
5.13%, 05/01/2027 (A)	6,041,000	6,161,820
5.25%, 09/30/2022	885,000	918,188
5.50%, 05/01/2026 (A)	907,000	951,788
5.75%, 02/15/2026 (A)	2,150,000	2,283,687
5.88%, 04/01/2024 (A)	1,000,000	1,071,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	$ 2,255,000	$ 2,324,071
7.75%, 07/15/2025 (A) (B)	1,050,000	1,170,750
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	11,838,000	12,150,339
7.63%, 03/15/2020	20,590,000	20,756,837
CSC Holdings LLC
6.63%, 10/15/2025 (A)	3,042,000	3,327,187
10.13%, 01/15/2023 (A)	4,374,000	5,073,840
10.88%, 10/15/2025 (A)	4,291,000	5,154,564
DISH DBS Corp.
5.00%, 03/15/2023	3,570,000	3,578,925
5.88%, 11/15/2024	6,778,000	7,116,900
6.75%, 06/01/2021	3,215,000	3,496,312
7.75%, 07/01/2026	8,620,000	10,096,175
7.88%, 09/01/2019	5,953,000	6,607,830
iHeartCommunications, Inc.
9.00%, 03/01/2021	690,000	524,400
10.63%, 03/15/2023	3,830,000	2,929,950
Regal Entertainment Group 5.75%, 06/15/2023 - 02/01/2025	5,260,000	5,491,775
Unitymedia GmbH 6.13%, 01/15/2025 (A)	4,782,000	5,105,311
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	2,342,000	2,333,217
6.75%, 09/15/2022 (A)	21,876,000	22,915,110
Ziggo Secured Finance BV 5.50%, 01/15/2027 (A)	12,191,000	12,496,141

		160,651,562

Metals & Mining - 2.5%
Anglo American Capital PLC
3.75%, 04/10/2022 (A)	2,366,000	2,378,351
4.75%, 04/10/2027 (A)	1,470,000	1,520,024
ArcelorMittal 7.75%, 10/15/2039	7,588,000	8,669,290
Constellium NV
5.75%, 05/15/2024 (A)	6,126,000	5,743,125
6.63%, 03/01/2025 (A) (B)	2,850,000	2,807,250
7.88%, 04/01/2021 (A)	1,554,000	1,676,611
8.00%, 01/15/2023 (A) (B)	5,098,000	5,268,783
FMG Resources Pty, Ltd. 9.75%, 03/01/2022 (A)	856,000	984,935
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	6,550,000	5,583,875
6.50%, 11/15/2020 (A)	1,722,000	1,769,355
6.75%, 02/01/2022 (A)	3,067,000	3,201,181
6.88%, 02/15/2023 (A)	4,439,000	4,672,047
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	1,573,000	1,549,877
6.00%, 08/15/2040	6,652,000	6,843,245
8.50%, 06/01/2024 (A)	978,000	1,133,257

		53,801,206

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (A)	1,801,000	1,877,543

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.2%
Dollar Tree, Inc. 5.75%, 03/01/2023	$ 4,030,000	$ 4,275,830

Oil, Gas & Consumable Fuels - 8.1%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (A)	5,205,000	5,465,250
Bill Barrett Corp. 8.75%, 06/15/2025 (A)	3,000,000	3,003,750
Callon Petroleum Co. 6.13%, 10/01/2024 (A)	4,811,000	5,039,522
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	1,233,000	1,242,248
7.50%, 09/15/2020 (B)	4,230,000	4,356,900
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025 (A)	3,995,000	4,254,675
Chesapeake Energy Corp. 8.00%, 12/15/2022 (A) (B)	7,599,000	8,007,446
CITGO Holding, Inc. 10.75%, 02/15/2020 (A)	10,226,000	10,967,385
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	4,889,000	4,986,780
Concho Resources, Inc. 5.50%, 04/01/2023	4,860,000	5,039,212
Continental Resources, Inc.
4.50%, 04/15/2023	2,889,000	2,845,665
5.00%, 09/15/2022	4,022,000	4,057,192
Diamondback Energy, Inc. 4.75%, 11/01/2024 (A)	1,934,000	1,938,835
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A) (B)	1,576,000	1,648,890
9.38%, 05/01/2020	1,983,000	1,876,414
Gulfport Energy Corp.
6.00%, 10/15/2024 (A)	1,670,000	1,644,950
6.38%, 05/15/2025 (A)	4,749,000	4,731,191
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	1,196,000	1,523,059
8.05%, 10/15/2030, MTN	2,486,000	3,033,912
NuStar Logistics, LP 5.63%, 04/28/2027	3,405,000	3,511,508
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	1,071,000	1,081,710
6.88%, 03/15/2022 (B)	3,931,000	3,980,138
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,791,335
5.38%, 01/15/2025 (A)	3,704,000	3,741,040
PDC Energy, Inc. 6.13%, 09/15/2024 (A)	7,315,000	7,497,875
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	3,409,000	3,706,977
5.88%, 06/30/2026 (A)	2,697,000	3,007,476
SM Energy Co.
5.63%, 06/01/2025 (B)	929,000	887,195
6.13%, 11/15/2022	3,265,000	3,322,138
6.50%, 11/15/2021 (B)	3,027,000	3,095,108
6.50%, 01/01/2023	723,000	733,845
6.75%, 09/15/2026 (B)	812,000	818,090

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	$ 2,540,000	$ 2,571,750
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020	2,785,000	2,878,994
6.25%, 04/15/2021	6,800,000	7,182,432
6.38%, 04/01/2023	7,515,000	8,003,475
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (B)	4,227,000	4,269,270
5.13%, 02/01/2025 (A)	2,875,000	2,968,438
6.75%, 03/15/2024	3,380,000	3,684,200
Tesoro Logistics, LP / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	2,640,000	2,884,200
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	820,124
7.13%, 04/15/2025 (A)	4,048,000	4,010,070
Whiting Petroleum Corp. 5.75%, 03/15/2021 (B)	5,427,000	5,399,865
WildHorse Resource Development Corp. 6.88%, 02/01/2025 (A)	5,223,000	5,014,080
WPX Energy, Inc.
5.25%, 09/15/2024	2,483,000	2,420,925
6.00%, 01/15/2022	1,400,000	1,421,000
8.25%, 08/01/2023	4,965,000	5,535,975

		171,902,509

Paper & Forest Products - 0.2%
Boise Cascade Co. 5.63%, 09/01/2024 (A)	3,580,000	3,678,450

Personal Products - 0.7%
High Ridge Brands Co. 8.88%, 03/15/2025 (A)	2,300,000	2,403,500
Revlon Consumer Products Corp. 5.75%, 02/15/2021	12,154,000	12,093,230

		14,496,730

Pharmaceuticals - 1.5%
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 07/15/2023 (A)	8,912,000	7,809,140
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	2,580,000	1,983,375
5.88%, 05/15/2023 (A)	14,148,000	10,451,835
6.38%, 10/15/2020 (A) (B)	9,209,000	7,908,229
6.50%, 03/15/2022 (A)	866,000	886,568
7.50%, 07/15/2021 (A)	2,283,000	1,889,182

		30,928,329

Professional Services - 0.5%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	9,310,000	9,822,050

Road & Rail - 0.5%
Hertz Corp.
5.88%, 10/15/2020 (B)	1,840,000	1,715,800
6.25%, 10/15/2022 (B)	2,233,000	2,059,943
7.38%, 01/15/2021 (B)	792,000	762,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (A)	$ 4,862,000	$ 5,135,487

		9,673,530

Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 7.50%, 09/15/2023	1,108,000	1,240,960
NXP BV / NXP Funding LLC 3.88%, 09/01/2022 (A)	5,738,000	5,958,913

		7,199,873

Software - 0.9%
Infor US, Inc.
5.75%, 08/15/2020 (A)	2,064,000	2,154,300
6.50%, 05/15/2022	8,986,000	9,345,440
Sophia, LP / Sophia Finance, Inc. 9.00%, 09/30/2023 (A)	6,761,000	7,065,245

		18,564,985

Specialty Retail - 1.1%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	600,000	243,000
9.00%, 03/15/2019 (A)	10,021,000	4,634,712
L Brands, Inc.
6.75%, 07/01/2036	7,385,000	7,154,219
6.88%, 11/01/2035 (B)	6,144,000	6,057,984
Men’s Wearhouse, Inc. 7.00%, 07/01/2022 (B)	6,492,000	5,648,040

		23,737,955

Technology Hardware, Storage & Peripherals - 2.5%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	3,776,000	4,074,938
5.88%, 06/15/2021 (A)	1,785,000	1,892,100
7.13%, 06/15/2024 (A) (B)	1,785,000	1,973,027
8.35%, 07/15/2046 (A)	2,712,000	3,510,079
Diebold Nixdorf, Inc. 8.50%, 04/15/2024	6,818,000	7,602,070
Riverbed Technology, Inc. 8.88%, 03/01/2023 (A)	7,511,000	7,736,330
Seagate HDD Cayman
4.25%, 03/01/2022 (A)	1,855,000	1,851,162
4.75%, 06/01/2023 (B)	2,924,000	2,955,316
4.75%, 01/01/2025	2,400,000	2,328,312
4.88%, 06/01/2027	5,877,000	5,655,466
Western Digital Corp.
7.38%, 04/01/2023 (A)	4,185,000	4,582,575
10.50%, 04/01/2024	7,317,000	8,615,768

		52,777,143

Trading Companies & Distributors - 0.7%
United Rentals North America, Inc.
5.50%, 07/15/2025 - 05/15/2027	11,062,000	11,533,227
7.63%, 04/15/2022	3,687,000	3,848,306

		15,381,533

Wireless Telecommunication Services - 2.6%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	30,040,000	32,856,250
11.50%, 11/15/2021	4,758,000	6,006,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Corp.
7.25%, 09/15/2021	$ 1,570,000	$ 1,717,187
7.88%, 09/15/2023	8,838,000	9,920,655
T-Mobile USA, Inc.
4.00%, 04/15/2022	2,493,000	2,555,325
6.13%, 01/15/2022	702,000	741,488
6.63%, 04/01/2023	1,881,000	2,010,319

		55,808,199

Total Corporate Debt Securities (Cost $1,938,656,951)		1,969,432,202

LOAN ASSIGNMENTS - 1.5%
Commercial Services & Supplies - 0.2%
Advanced Disposal Services, Inc. Term Loan B3, 3.70% (C), 11/10/2023	3,969,073	4,000,826

Containers & Packaging - 0.1%
Anchor Glass Container Corp. 1st Lien Term Loan, 4.25% (C), 12/07/2023	1,117,200	1,123,624

Electric Utilities - 0.1%
Homer City Generation, LP Term Loan, 12.00% (C), 02/08/2023 (E)	2,523,000	2,472,540

Electrical Equipment - 0.0% (N)
Atkore International, Inc. 1st Lien Term Loan, 4.15% (C), 12/22/2023	653,288	657,643

Energy Equipment & Services - 0.3%
Weatherford International, Ltd. Term Loan, 3.30% (C), 07/13/2020	6,017,647	5,867,206

IT Services - 0.3%
First Data Corp.
Term Loan,
3.49% (C), 04/26/2024	3,262,505	3,262,505
3.99% (C), 07/10/2022	2,798,860	2,812,272

		6,074,777

Machinery - 0.2%
Cortes NP Acquisition Corp. Term Loan B, 5.03% (C), 11/30/2023	4,789,978	4,819,916

Marine - 0.2%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75% (C), 11/12/2020	4,525,800	4,073,220

Software - 0.1%
Kronos, Inc. 2nd Lien Term Loan, 9.28% (C), 11/01/2024	3,302,000	3,425,825

Total Loan Assignments (Cost $32,558,583)		32,515,577

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 0.4%
Building Products - 0.4%
Associated Materials Group, Inc. (H) (I) (J) (K)	8,208,000	$ 7,223,040

Media - 0.0% (N)
New Cotai LLC / New Cotai Capital Corp., Class B (H) (I) (J) (K)	6	118

Total Common Stocks (Cost $7,782,478)		7,223,158

PREFERRED STOCK - 1.1%
Banks - 1.1%
GMAC Capital Trust I Series 2, 6.82% (C)	882,925	22,479,271

Total Preferred Stock (Cost $22,638,684)		22,479,271

WARRANTS - 0.0% (N)
Building Products - 0.0% (N)
Associated Materials Group, Inc. (H) (I) (J) (K) Exercise Price $0 Expiration Date 11/17/2023	116,602	141,088

Food Products - 0.0%
American Seafoods Group LLC (H) (I) (J) (K) Exercise Price $0.01 Expiration Date 05/15/2018	1,265	—	(L)

Total Warrants (Cost $16,134)		141,088

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (O)	172,753,932	$ 172,753,932

Total Securities Lending Collateral (Cost $172,753,932)		172,753,932

	Principal	Value
REPURCHASE AGREEMENT - 2.6%

State Street Bank & Trust Co. 0.09% (O), dated 04/28/2017, to be repurchased at $54,660,663 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $55,755,225.

	$ 54,660,253	$ 54,660,253

Total Repurchase Agreement (Cost $54,660,253)		54,660,253

Total Investments (Cost $2,229,067,015) (P)		2,259,205,481
Net Other Assets (Liabilities) - (7.0)%		(146,916,527)

Net Assets - 100.0%		$ 2,112,288,954

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,969,432,009	$193	$1,969,432,202
Loan Assignments	—	32,515,577	—	32,515,577
Common Stocks	—	—	7,223,158	7,223,158
Preferred Stock	22,479,271	—	—	22,479,271
Warrants	—	—	141,088	141,088
Securities Lending Collateral	172,753,932	—	—	172,753,932
Repurchase Agreement	—	54,660,253	—	54,660,253

Total Investments	$195,233,203	$2,056,607,839	$7,364,439	$2,259,205,481

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $903,919,601, representing 42.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $169,199,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(D)	Perpetual maturity. The date displayed is the next call date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities in default.
(H)	Non-income producing securities.
(I)	Illiquid securities. At April 30, 2017, total value of illiquid securities is $12,925,763, representing 0.6% of the Fund’s net assets.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2017, total value of securities is $7,364,439, representing 0.3% of the Fund’s net assets.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	Securities deemed worthless.
(M)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rates disclosed reflect the yields at April 30, 2017.
(P)	Aggregate cost for federal income tax purposes is $2,228,976,510. Aggregate gross unrealized appreciation and depreciation for all securities is $71,366,682 and $41,137,711, respectively. Net unrealized appreciation for tax purposes is $30,228,971.
(Q)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.2%
Alabama - 0.3%
Alabama Industrial Development Authority, Revenue Bonds, 6.45% (A), 12/01/2023	$ 175,000	$ 174,996
Baldwin County Board of Education, Revenue Bonds, AMBAC, 4.50%, 07/01/2037	60,000	60,293
County of Jefferson, Revenue Bonds, Series A, AGM-CR, 4.75%, 01/01/2025	45,000	45,152
County of Perry, General Obligation Unlimited, Series A, 5.50%, 12/01/2040	30,000	31,124

		311,565

Alaska - 0.1%
Borough of North Slope, General Obligation Unlimited, Series B, 4.00%, 10/30/2017	100,000	101,598
Northern Tobacco Securitization Corp., Revenue Bonds, Series A, 4.63%, 06/01/2023	15,000	15,063

		116,661

Arizona - 2.3%
Arizona Health Facilities Authority, Revenue Bonds
2.75% (A), 12/01/2039	200,000	194,570
Series A,
5.00%, 01/01/2022	175,000	201,952
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (B) (C)	600,000	587,886
Series A, AMBAC,
4.50%, 07/01/2032	40,000	40,050
Industrial Development Authority of the County of Pima, Revenue Bonds
6.00%, 07/01/2050 (D)	15,000	938
Series A,
5.63%, 07/01/2038	25,000	25,206
Series R,
2.88%, 07/01/2021	250,000	247,372
Industrial Development Authority of the County of Yavapai, Revenue Bonds, Series B, 4.50%, 09/01/2018 (B) (C)	135,000	134,691
La Paz County Industrial Development Authority, Revenue Bonds, Series A, 4.38%, 02/15/2028 (B)	210,000	203,826
Maricopa County Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2036	610,000	637,346

		2,273,837

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 9.2%
Aromas-San Juan Unified School District, General Obligation Unlimited, Series B, AGM, Zero Coupon (E), 08/01/2042	$ 300,000	$ 159,477
Butte County Housing Authority, Revenue Bonds, Series A, 7.25%, 10/01/2030 (D)	50,000	50,556
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (E), 06/01/2046	250,000	250,345
5.75%, 06/01/2029	15,000	15,093
California Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 04/01/2022	100,000	114,598
California Health Facilities Financing Authority, Revenue Bonds, 4.50%, 02/01/2022	65,000	72,245
California Municipal Finance Authority, Revenue Bonds
4.00%, 12/01/2023	110,000	123,876
5.13%, 07/01/2035 (B)	450,000	464,215
California School Finance Authority, Revenue Bonds, Series A, 5.35%, 08/01/2024 (D)	280,000	297,066
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048 (F)	1,245,000	1,325,053
Series A,
5.25%, 12/01/2056 (B)	500,000	535,725
California Statewide Financing Authority, Revenue Bonds, Series A, 5.63%, 05/01/2029	10,000	10,067
Coachella Valley Unified School District, General Obligation Unlimited Series C, AGM, Zero Coupon, 08/01/2037 - 08/01/2038	35,000	14,281
Cypress School District, General Obligation Unlimited, Series 2008, Zero Coupon (E), 08/01/2050	100,000	64,647
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2026 - 06/01/2033	1,115,000	1,293,472
5.13%, 06/01/2047	300,000	299,253
5.75%, 06/01/2047	240,000	240,572
Hesperia Unified School District, Certificate of Participation, BAM, 3.00%, 02/01/2034	275,000	254,364
Oxnard School District, Certificate of Participation, BAM, 2.00% (A), 08/01/2045	500,000	488,035

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Pioneer Union Elementary School District, Certificate of Participation, MAC, 3.00%, 08/01/2025	$ 120,000	$ 125,929
Porterville Redevelopment Agency Successor Agency, Tax Allocation, Series A, AGM, 4.00%, 06/01/2035	425,000	434,426
Rio Vista Community Facilities District, Special Tax, 5.85%, 09/01/2035	25,000	25,039
Santee School District, General Obligation Unlimited, Series E, AGM, Zero Coupon, 05/01/2051	150,000	29,988
Shandon Joint Unified School District, General Obligation Unlimited, Series A, BAM, 4.00%, 08/01/2037 (F)	245,000	250,368
South Whittier School District, General Obligation Unlimited Series A, AGM, 5.00%, 08/01/2023 - 08/01/2029	400,000	475,776
Sutter Butte Flood Agency, Special Assessment, BAM, 3.50%, 10/01/2030	1,225,000	1,251,472
Tobacco Securitization Authority of Northern California, Revenue Bonds, Series A-1, 4.75%, 06/01/2023	65,000	65,168
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	35,000	35,321
5.13%, 06/01/2046	30,000	29,997
Travis Unified School District, Certificate of Participation, NATL, 5.00%, 09/01/2023	25,000	25,331
Truckee-Donner Recreation & Park District, Certificate of Participation AGM, 4.00%, 09/01/2023 - 09/01/2024	250,000	282,054
Vallecitos Water District, Revenue Bonds, 5.00%, 07/01/2025	100,000	123,029

		9,226,838

Colorado - 2.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.25%, 06/01/2046	815,000	691,250
3.75%, 06/15/2047	725,000	657,792
Series A,
3.25%, 12/15/2036	350,000	321,248
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.13%, 12/01/2041	140,000	125,605
3.25%, 12/01/2045	450,000	400,559

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Public Authority for Colorado Energy, Revenue Bonds, 6.50%, 11/15/2038	$ 60,000	$ 82,272

		2,278,726

Connecticut - 0.1%
Connecticut Housing Finance Authority, Revenue Bonds, Series C2, 2.70%, 11/15/2031	150,000	139,998

Delaware - 0.6%
Delaware State Economic Development Authority, Revenue Bonds Series A, 5.00%, 09/01/2036 - 09/01/2046	620,000	640,215

District of Columbia - 2.1%
District of Columbia, Revenue Bonds, 5.00%, 06/01/2046	1,000,000	1,030,160
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	20,000	22,449
6.75%, 05/15/2040	1,000,000	1,016,250
Series A,
Zero Coupon, 06/15/2046	100,000	13,919

		2,082,778

Florida - 4.0%
Cape Coral Health Facilities Authority, Revenue Bonds, 6.00%, 07/01/2050 (B)	300,000	313,455
Capital Projects Finance Authority, Revenue Bonds, Series F1, NATL, 5.00%, 10/01/2031	60,000	60,000
Capital Trust Agency, Inc., Revenue Bonds, Series A, 5.00%, 07/01/2050	550,000	557,700
Citizens Property Insurance Corp., Revenue Bonds, AGM, 4.00%, 06/01/2017	100,000	100,285
City of Orlando, Revenue Bonds, Series A, AGC, 5.25%, 11/01/2038	20,000	20,349
City of Port St. Lucie, Special Assessment, 3.25%, 07/01/2045	2,500,000	2,182,750
County of Miami-Dade, Revenue Bonds, 5.00%, 10/01/2026	140,000	167,438
Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037 (C) (D)	10,000	9,372
Florida Housing Finance Corp., Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 3.20%, 07/01/2030	300,000	303,648
Northern Palm Beach County Improvement District, Special Assessment, 5.13%, 08/01/2022	20,000	20,749

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Palm Beach County School District, Certificate of Participation, Series B, 5.00%, 08/01/2017	$ 100,000	$ 101,064
Sarasota National Community Development District, Special Assessment, 5.30%, 05/01/2039	25,000	25,001
School District of Broward County, Certificate of Participation, Series A, AGM, 5.25%, 07/01/2019	100,000	105,047

		3,966,858

Georgia - 0.6%
Atlanta Development Authority, Revenue Bonds, Class A, ACA, 6.25%, 07/01/2036	10,000	9,750
County of Meriwether, General Obligation Unlimited BAM, 4.00%, 03/01/2026 - 03/01/2027	440,000	492,722
Main Street Natural Gas, Inc., Revenue Bonds, Series B, 5.00%, 03/15/2018	50,000	51,462

		553,934

Guam - 0.1%
Guam Power Authority, Revenue Bonds, Series A, 5.00%, 10/01/2034	100,000	104,582

Hawaii - 0.2%
State of Hawaii Department of Transportation, Revenue Bonds, 5.63%, 11/15/2027	220,000	220,823

Idaho - 0.5%
Idaho Health Facilities Authority, Revenue Bonds, 6.00%, 03/01/2029	20,000	20,120
Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035 (D)	425,000	445,430

		465,550

Illinois - 10.7%
Chicago O’Hare International Airport, Revenue Bonds, Series D, 5.00%, 01/01/2044	50,000	54,175
City of Calumet City, General Obligation Unlimited, BAM, 4.00%, 12/01/2017	335,000	340,119
City of Chicago, General Obligation Unlimited
Series A,
5.00%, 01/01/2019 - 01/01/2033	210,000	202,912
6.00%, 01/01/2038	1,000,000	1,045,430

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited (continued)
Series A, AGM,
4.75%, 01/01/2036	$ 95,000	$ 95,220
5.00%, 01/01/2024 - 01/01/2026	40,000	42,099
Series A, NATL,
5.00%, 01/01/2042	200,000	200,490
Series B, AGM,
5.00%, 01/01/2029	40,000	40,299
Series C,
Zero Coupon, 01/01/2024	75,000	51,106
5.00%, 01/01/2026 - 01/01/2038	1,145,000	1,088,112
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	35,000	35,673
City of Chicago, Revenue Bonds, Series C, Zero Coupon, 01/01/2030	50,000	22,063
City of Chicago Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.00%, 01/01/2026	210,000	236,905
City of Chicago Waterworks Revenue, Revenue Bonds, 5.00%, 11/01/2026	15,000	16,539
Cook County Community High School District No. 219, General Obligation Unlimited, Series A, AGM, 5.00%, 12/01/2026	50,000	51,137
Cook County High School District No. 201, General Obligation Limited, Series C, AGM, Zero Coupon, 12/01/2025	125,000	94,159
Cook County High School District No. 220, General Obligation Limited, BAM-TCRS, 3.00%, 12/01/2022	275,000	285,945
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	378,000	400,495
4.20%, 12/01/2027	361,000	395,938
Illinois Finance Authority, Revenue Bonds
5.25%, 11/15/2026	200,000	200,530
Series C,
5.00%, 08/15/2021	30,000	33,982
Illinois Housing Development Authority, Revenue Bonds
Series A-1,
2.40%, 07/01/2021	185,000	188,469
2.60%, 01/01/2022	375,000	387,364
Series M,
4.40%, 07/01/2036	25,000	25,011
Kankakee County Public Building Commission, Revenue Bonds, AMBAC, 3.90%, 12/01/2017	55,000	55,070
Lake County School District No. 38, General Obligation Unlimited, AMBAC, Zero Coupon, 02/01/2020	60,000	55,705

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Series B, AGM, 5.00%, 06/15/2050	$ 20,000	$ 20,839
Railsplitter Tobacco Settlement Authority, Revenue Bonds, 5.00%, 06/01/2017	400,000	401,440
Regional Transportation Authority, Revenue Bonds, AGM, 5.75%, 06/01/2018	100,000	105,059
Sangamon County School District No. 186, Certificate of Participation, Series A, ACA, 6.13%, 08/15/2023 (C) (D)	25,000	24,058
Southern Illinois University, Certificate of Participation Series A-1, BAM, 4.50%, 02/15/2031 - 02/15/2032	105,000	108,496
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited, AMBAC, BAM-TCRS, Zero Coupon, 12/01/2023	500,000	425,320
State of Illinois, General Obligation Unlimited
5.00%, 05/01/2018	25,000	25,702
AGM,
4.25%, 04/01/2033	50,000	51,357
Series B,
5.25%, 01/01/2019	30,000	31,213
Stephenson County School District No. 145, General Obligation Limited, AMBAC, Zero Coupon, 01/01/2021	30,000	27,372
Village of Bourbonnais, Revenue Bonds, AGC, 4.50%, 11/01/2020	25,000	25,405
Village of Elk Grove Village, General Obligation Unlimited, 4.00%, 01/01/2022	60,000	66,460
Village of North Riverside, Revenue Bonds, AGM, 3.63%, 12/01/2030	565,000	568,283
Western Illinois Economic Development Authority, Revenue Bonds 4.00%, 06/01/2033 - 06/01/2036	3,180,000	2,862,469
Will County Community High School District No. 210, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2025	115,000	82,591
Series A,
5.00%, 01/01/2027	55,000	51,232
Williamson County Community Unit School District No. 5, General Obligation Unlimited, Series B, AGC, Zero Coupon, 01/01/2041	1,185,000	235,910

		10,758,153

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana - 2.0%
City of Anderson Sewage Works Revenue, Revenue Bonds, AGM, 2.00%, 11/01/2017	$ 115,000	$ 115,546
East Chicago Sanitary District, Revenue Bonds, 4.00%, 07/15/2031	1,440,000	1,498,435
Hamilton County Redevelopment Commission, Tax Allocation, 5.00%, 02/01/2025	75,000	75,120
Indiana Finance Authority, Revenue Bonds
4.00%, 02/01/2032	185,000	188,204
Series A,
5.00%, 08/15/2021	45,000	51,425
Pike Township Multi-School Building Corp., Revenue Bonds, 4.00%, 07/15/2017	100,000	100,665

		2,029,395

Iowa - 1.6%
City of Coralville, Revenue Bonds, Series B, 4.25%, 05/01/2037 (F)	1,350,000	1,333,868
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	75,000	74,993
Series C,
5.38%, 06/01/2038	125,000	124,995
5.63%, 06/01/2046	110,000	109,998

		1,643,854

Kansas - 0.8%
Chisholm Creek Utility Authority, Revenue Bonds, AMBAC, 4.50%, 09/01/2032	50,000	50,118
Kansas Development Finance Authority, Revenue Bonds
NATL,
5.13%, 11/15/2036	125,000	127,905
Series J,
5.00%, 06/01/2023	535,000	629,497
Kansas Rural Water Finance Authority, Revenue Bonds, 4.25%, 03/01/2038	25,000	25,416
Marais Des Cygnes Public Utility Authority, Revenue Bonds, AGM, 3.25%, 12/01/2035	0	0

		832,936

Kentucky - 0.2%
County of Ohio, Revenue Bonds, Series A, 6.00%, 07/15/2031	150,000	150,374
Kentucky Area Development Districts, Certificate of Participation, Series M, 5.35%, 12/01/2028	25,000	25,011

		175,385

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 1.5%
Louisiana Public Facilities Authority, Revenue Bonds, 5.00%, 07/01/2037	$ 1,220,000	$ 1,320,028
Parish of St. Charles, Revenue Bonds, 4.00% (A), 12/01/2040	30,000	31,519
Parish of St. John the Baptist, Revenue Bonds, Series A, 5.13%, 06/01/2037	145,000	145,358

		1,496,905

Maryland - 0.1%
Maryland Community Development Administration, Revenue Bonds, 3.25%, 03/01/2036	100,000	98,608

Massachusetts - 1.0%
Massachusetts Development Finance Agency, Revenue Bonds, 4.00%, 07/01/2038	950,000	963,680

Michigan - 2.0%
Bad Axe Public Schools, General Obligation Unlimited, Series B, 4.00%, 05/01/2024	50,000	57,130
City of Detroit, General Obligation Unlimited
AGC,
4.00%, 04/01/2018	17,050	17,248
Series G, AGC,
5.00%, 04/01/2018	6,200	6,313
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
BHAC, FGIC,
5.50%, 07/01/2036	125,000	131,612
NATL,
5.25%, 07/01/2022	25,000	25,176
Series A, NATL,
5.25%, 07/01/2018	50,000	50,359
Detroit Downtown Development Authority, Tax Allocation, NATL, 4.75%, 07/01/2025	35,000	35,417
Detroit Local Development Finance Authority, Tax Allocation, Series A, ACA-CBI, 5.50%, 05/01/2021	100,000	96,170
Livonia Public Schools School District, General Obligation Unlimited, BAM, 4.00%, 05/01/2017	100,000	100,026
Michigan Finance Authority, Revenue Bonds
Series D,
3.88%, 06/01/2019	25,000	24,083
Series D-1,
5.00%, 07/01/2027	500,000	575,135
Series G-10A, AGC,
4.00%, 04/01/2018	92,950	95,532

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds (continued)
Series G-11A, AGC,
5.00%, 04/01/2018	$ 33,800	$ 35,072
Michigan State Hospital Finance Authority, Revenue Bonds, Series A, 5.50%, 10/01/2027	50,000	52,402
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	110,000	108,842
5.25%, 06/01/2022	20,000	19,602
Warren Consolidated Schools, General Obligation Unlimited, Series B, BAM, 5.00%, 05/01/2025	450,000	536,481
Wayne Building Authority, Revenue Bonds, 4.00%, 10/01/2017	25,000	24,893

		1,991,493

Minnesota - 6.0%
City of Deephaven, Revenue Bonds
Series A,
4.00%, 07/01/2037	300,000	275,376
5.25%, 07/01/2037	80,000	83,228
City of Ham Lake, Revenue Bonds
Series A,
4.00%, 07/01/2028	375,000	362,494
5.00%, 07/01/2031	250,000	251,263
City of Minneapolis, Revenue Bonds
Series A,
4.00%, 07/01/2026 (D)	1,500,000	1,445,145
5.00%, 07/01/2047 (D)	200,000	190,638
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
4.00%, 09/01/2031	200,000	198,912
Series A,
4.50%, 07/01/2028 (D)	750,000	721,252
5.00%, 07/01/2036 (D)	1,315,000	1,219,952
5.00%, 12/01/2050	450,000	462,568
Series B,
5.25%, 04/01/2043 (D)	400,000	396,068
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2041	500,000	432,680

		6,039,576

Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds, Series A, 3.25%, 06/01/2021	15,000	15,832
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,050
Series 4A,
4.40%, 07/01/2041	325,000	317,041

		337,923

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri - 0.0% (G)
City of Pevely, General Obligation Limited, AGC, 5.25%, 03/01/2022	$ 40,000	$ 40,065

Montana - 0.2%
City of Forsyth, Revenue Bonds, Series A, 3.90% (A), 03/01/2031	135,000	139,007
Lewistown Special Improvement District No. 2005, Special Assessment, 4.60%, 07/01/2022	25,000	25,035
Yellowstone County School District No. 4, General Obligation Unlimited, 4.65%, 07/01/2019	25,000	25,079

		189,121

Nebraska - 0.4%
Douglas County Hospital Authority No. 2, Revenue Bonds, 3.25%, 11/15/2029	390,000	394,637
Nebraska Investment Finance Authority, Revenue Bonds, Series E, GNMA, FNMA, FHLMC, 2.35%, 09/01/2019	25,000	25,543

		420,180

Nevada - 0.4%
City of North Las Vegas, General Obligation Limited, NATL, 5.00%, 05/01/2025	20,000	20,004
City of Reno, Revenue Bonds, AGM, 5.50%, 06/01/2039	115,000	120,713
County of Clark, Special Assessment, 4.00%, 08/01/2022	225,000	227,437

		368,154

New Jersey - 2.7%
Atlantic County Improvement Authority, Revenue Bonds, AGM, 5.00%, 09/01/2021	100,000	113,706
Bordentown Regional School District, General Obligation Unlimited, 5.00%, 01/15/2025	280,000	335,689
Casino Reinvestment Development Authority, Revenue Bonds, AGM, 5.00%, 11/01/2026	375,000	415,774
City of Jersey City, General Obligation Unlimited, BAM, 5.00%, 12/01/2022	410,000	477,466
Cumberland County Improvement Authority, Revenue Bonds, AGM, 3.00%, 09/01/2017	100,000	100,698
Essex County Improvement Authority, Revenue Bonds, Series A, 7.00%, 12/01/2053 (C) (D)	115,000	119,112

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Lacey Municipal Utilities Authority, Revenue Bonds, AMBAC, 4.00%, 12/01/2017	$ 100,000	$ 101,779
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 09/01/2020	180,000	201,852
5.75%, 09/15/2027 (D)	400,000	434,776
Series A, NATL,
5.00%, 07/01/2029	20,000	20,470
Series B,
6.50%, 04/01/2031	10,000	11,369
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
5.00%, 06/01/2029	380,000	380,768
Series 1B,
Zero Coupon, 06/01/2041	10,000	2,650

		2,716,109

New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Revenue Bonds, 4.75%, 07/01/2022	85,000	89,261

New York - 9.1%
City of New York, General Obligation Unlimited, Series G, 5.00%, 08/01/2022	100,000	101,074
County of Rockland, General Obligation Unlimited, Series B, 2.50%, 09/01/2018	35,000	35,388
Esopus Fire District, General Obligation Unlimited, AMBAC, 4.30%, 08/01/2017	20,000	20,051
Housing Development Corp., Revenue Bonds, Series C1A, 3.45%, 05/01/2050	2,540,000	2,410,257
Hudson Yards Infrastructure Corp., Revenue Bonds, Series A, MBIA, NATL, 4.50%, 02/15/2047	20,000	20,039
Mattituck-Cutchogue Union Free School District, General Obligation Unlimited, Series A, 5.00%, 07/15/2017	100,000	100,890
Middle Country Central School District at Centereach, General Obligation Unlimited, AGC, 4.25%, 07/15/2026	100,000	100,725
New York City Industrial Development Agency, Revenue Bonds, NATL, 4.75%, 03/01/2046	50,000	50,138

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Counties Tobacco Trust I, Revenue Bonds, Series B, 6.50%, 06/01/2035	$ 15,000	$ 15,004
New York Counties Tobacco Trust IV, Revenue Bonds Series A, 5.00%, 06/01/2038 - 06/01/2045	275,000	260,784
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	950,000	1,005,955
Series C,
3.75%, 06/01/2045	3,585,000	3,197,426
New York Liberty Development Corp., Revenue Bonds, 5.25%, 10/01/2035	465,000	562,743
New York State Dormitory Authority, Revenue Bonds, AMBAC, 5.25%, 07/01/2025	100,000	121,620
New York Transportation Development Corp., Revenue Bonds, Series A, 5.25%, 01/01/2050	860,000	931,947
Niagara Falls City School District, Certificate of Participation, AGM, 4.00%, 06/15/2026	90,000	97,685
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 5.00%, 05/15/2019	10,000	10,680
Port Authority of New York & New Jersey, Revenue Bonds, AGM-CR, 6.50%, 12/01/2028	50,000	50,240
Village of Brewster, General Obligation Unlimited, 5.00%, 05/01/2033	50,000	61,064

		9,153,710

North Carolina - 2.3%
North Carolina Turnpike Authority, Revenue Bonds
5.00%, 01/01/2030	1,000,000	1,153,210
AGM,
5.00%, 01/01/2028	1,000,000	1,188,090

		2,341,300

North Dakota - 0.4%
City of Williston, Tax Allocation, Series A, 6.00%, 06/01/2035	250,000	252,053
North Dakota Public Finance Authority, Revenue Bonds, Series C, 4.00%, 06/01/2023	150,000	167,178

		419,231

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 6.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	$ 1,245,000	$ 1,195,237
5.38%, 06/01/2024	20,000	19,201
6.50%, 06/01/2047	165,000	165,449
City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027 (C) (D)	20,000	20,053
City of Lorain, General Obligation Limited BAM,
3.13%, 12/01/2026 (F)	315,000	310,580
4.00%, 12/01/2023 (F)	640,000	689,056
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040 (B)	100,000	105,744
County of Allen, Revenue Bonds, GNMA, 4.10%, 12/20/2017	25,000	25,030
County of Hamilton, Revenue Bonds, 5.00%, 01/01/2036	100,000	104,576
County of Scioto, Revenue Bonds, 3.50%, 02/15/2038	2,010,000	1,904,334
County of Warren, Revenue Bonds 5.00%, 07/01/2021 - 07/01/2026	550,000	632,828
Montgomery County Transportation Improvement District, Revenue Bonds, 5.00%, 12/01/2018	20,000	20,974
Ohio Air Quality Development Authority, Revenue Bonds, Series E, 5.63%, 10/01/2019	1,250,000	1,295,525
Toledo-Lucas County Port Authority, Revenue Bonds, Series A, 5.00%, 07/01/2046	100,000	103,589

		6,592,176

Oklahoma - 0.0% (G)
University of Oklahoma, Revenue Bonds, Series A, 4.75%, 07/01/2029	20,000	20,720

Oregon - 0.6%
County of Jackson Airport Revenue, Revenue Bonds, AGM, 3.00%, 12/01/2035	250,000	233,460
Oregon State Facilities Authority, Revenue Bonds, Series B, 6.75%, 06/15/2022 (B) (C)	355,000	353,750

		587,210

Pennsylvania - 2.2%
Allegheny County Hospital Development Authority, Revenue Bonds, 4.75%, 08/15/2017	155,000	156,767
Beaver County Industrial Development Authority, Revenue Bonds, Series A, 4.38% (A), 01/01/2035	10,000	9,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Cumberland County Municipal Authority, Revenue Bonds, 3.25%, 01/01/2039	$ 150,000	$ 130,623
Delaware River Joint Toll Bridge Commission, Revenue Bonds, 5.00%, 07/01/2042	0	0
McKean County Hospital Authority, Revenue Bonds, ACA, 5.25%, 10/01/2030	50,000	48,836
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A, ACA,
5.00%, 07/01/2023	170,000	170,103
Series AH,
5.00%, 06/15/2017	100,000	100,544
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
3.50%, 10/01/2041	175,000	182,714
Series A,
3.25%, 10/01/2025	390,000	405,097
4.25%, 10/01/2035	650,000	675,181
Philadelphia Gas Works Co., Revenue Bonds, 5.00%, 10/01/2026	75,000	88,041
Philadelphia Municipal Authority, Revenue Bonds, Series A, 5.00%, 11/15/2017	100,000	102,256
School District of Philadelphia, General Obligation Unlimited, Series C, 5.00%, 09/01/2020	85,000	92,261

		2,161,723

Puerto Rico - 9.3%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	110,382
AGM,
5.13%, 07/01/2030	110,000	110,161
5.25%, 07/01/2020	100,000	106,761
5.50%, 07/01/2017 - 07/01/2019	225,000	231,848
AGM-CR,
4.50%, 07/01/2023	15,000	15,013
5.00%, 07/01/2028	10,000	10,014
Series A, AGC-ICC,
4.75%, 07/01/2018	15,000	15,386
5.00%, 07/01/2022 - 07/01/2033	365,000	366,315
5.25%, 07/01/2030	35,000	35,058
5.50%, 07/01/2029	245,000	277,602
Series A, AGM,
4.00%, 07/01/2022	140,000	144,621
4.13%, 07/01/2023 - 07/01/2024	50,000	50,696
5.00%, 07/01/2035	105,000	109,809
5.38%, 07/01/2025	170,000	180,576
6.00%, 07/01/2033	305,000	305,674

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series A-4, AGM,
5.00%, 07/01/2031	$ 25,000	$ 26,203
5.25%, 07/01/2030	25,000	26,407
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	400,488
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	135,000	141,949
5.38%, 07/01/2028	30,000	30,055
5.50%, 07/01/2032	35,000	35,063
5.75%, 07/01/2037	190,000	190,361
6.00%, 07/01/2036	35,000	35,075
Series D, AGM,
3.88%, 07/01/2019	30,000	30,021
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	189,340
5.13%, 07/01/2047	175,000	177,873
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	395,000	395,130
5.00%, 07/01/2027	55,000	55,089
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	175,000	172,375
3.65%, 07/01/2024	95,000	92,998
Series RR, AGC,
5.00%, 07/01/2028	165,000	166,856
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	195,000	197,193
Series TT, AGC-ICC,
5.00%, 07/01/2032	40,000	40,116
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,195
5.00%, 07/01/2017	15,000	15,101
Series UU, AGC,
4.25%, 07/01/2027	230,000	230,333
5.00%, 07/01/2026	150,000	150,486
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	415,000	416,502
Series V, AGM,
5.25%, 07/01/2027	70,000	77,870
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	50,000	50,473
Series AA, AGC-ICC,
5.00%, 07/01/2035	75,000	75,091
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,671
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	135,000	150,430
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	84,980
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	465,000	469,399

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highways & Transportation Authority, Revenue Bonds (continued)
Series E, AGM,
5.50%, 07/01/2017 - 07/01/2023	$ 215,000	$ 234,960
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	20,000	20,189
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,224
5.00%, 07/01/2030	30,000	30,529
Series K, AGC-ICC, AGM-CR,
5.00%, 07/01/2018	10,000	10,095
Series L, AGC,
4.00%, 07/01/2020	165,000	169,957
5.25%, 07/01/2019	100,000	105,131
Series M, AGC-ICC,
5.00%, 07/01/2032	95,000	95,237
Series N, AGC,
5.25%, 07/01/2036	70,000	77,456
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	70,000	79,141
Series Y, AGM,
6.25%, 07/01/2021	135,000	150,965
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	110,000	111,408
5.00%, 08/01/2019 - 08/01/2030	1,380,000	1,405,357
Series A, AGM-CR,
4.75%, 08/01/2025	15,000	15,192
Series C, AGM,
5.25%, 08/01/2017 - 08/01/2019	100,000	104,491
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	170,000	170,486
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	26,283
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	22,169
Series I, AGC-ICC,
5.00%, 07/01/2036	110,000	110,134
Series K, AGM,
5.25%, 07/01/2027	25,000	26,062
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	70,796
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A, BHAC-CR, FGIC, Zero Coupon, 08/01/2041	45,000	12,532

		9,362,833

Rhode Island - 1.0%
Providence Redevelopment Agency, Revenue Bonds, Series A, 5.00%, 04/01/2020	350,000	378,696
Rhode Island Health & Educational Building Corp., Revenue Bonds, Series A, AGM, 4.00%, 05/15/2034	250,000	256,243

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.00%, 06/01/2035	$ 300,000	$ 320,127

		955,066

South Carolina - 0.8%
County of Greenville, Revenue Bonds, AMBAC, 4.00%, 04/01/2018	20,000	20,047
County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022 (D)	695,000	706,461
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A, AGM, 6.25%, 08/01/2034	35,000	40,361

		766,869

Tennessee - 0.5%
Hallsdale-Powell Utility District, Revenue Bonds, NATL, 4.50%, 04/01/2040	50,000	50,120
Poplar Grove Utility District Waterworks Revenue, Revenue Bonds, Series A, AGM, 3.00%, 04/01/2024	220,000	232,080
Tennessee Housing Development Agency, Revenue Bonds 3.05%, 01/01/2027 - 07/01/2027	200,000	204,058

		486,258

Texas - 6.4%
Arlington Higher Education Finance Corp., Revenue Bonds, Series A, 4.63%, 08/15/2046	500,000	462,615
Bexar County Hospital District, General Obligation Limited, 4.50%, 02/15/2024	125,000	128,577
Central Texas Turnpike System, Revenue Bonds, Series C, 5.00%, 08/15/2023	150,000	172,053
City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029 (D)	150,000	159,604
City of Lockhart, General Obligation Limited, BAM, 5.00%, 08/01/2025	145,000	172,219
City of Temple Utility System Revenue, Revenue Bonds, AGM, 4.00%, 08/01/2017	125,000	125,998
Fort Bend County Municipal Utility District No. 133, General Obligation Unlimited, BAM, 2.00%, 09/01/2017	100,000	100,273

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Grapevine-Colleyville Independent School District, General Obligation Unlimited, Series B, 2.50% (A), 08/01/2036	$ 285,000	$ 286,015
Love Field Airport Modernization Corp., Revenue Bonds, 5.25%, 11/01/2040	25,000	27,032
Metropolitan Transit Authority of Harris County, Revenue Bonds, Series B, 4.00%, 11/01/2017	100,000	101,591
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046	1,000,000	961,360
Series A,
3.38%, 08/15/2021 (B)	900,000	897,579
5.00%, 04/01/2048	100,000	105,291
Series A1,
5.00%, 07/01/2046	40,000	43,654
Series C,
5.00%, 07/01/2031	200,000	202,482
5.25%, 07/01/2036	400,000	409,328
Series D,
6.00%, 07/01/2026	125,000	120,793
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited, BAM, 3.25%, 10/01/2032	1,140,000	1,107,556
Northwest Harris County Municipal Utility District No. 5, General Obligation Unlimited, MAC, 2.00%, 05/01/2017	140,000	140,011
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2036	435,000	434,970
Waco Independent School District, General Obligation Unlimited, 5.25%, 08/15/2019	100,000	101,314
Willow Creek Farms Municipal Utility District, General Obligation Unlimited, BAM, 3.00%, 09/01/2023	130,000	135,568

		6,395,883

U. S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032 (D)	100,000	105,479

Utah - 1.2%
Intermountain Power Agency, Revenue Bonds, Series A, 4.00%, 07/01/2018	25,000	25,868
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2047 (F)	250,000	247,407
5.00%, 04/15/2030 (B)	420,000	423,671

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds (continued)
6.00%, 04/15/2045 (B)	$ 500,000	$ 516,800
Series A,
5.75%, 07/15/2020	30,000	31,117

		1,244,863

Vermont - 0.9%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 5.00%, 10/01/2042	855,000	916,885

Virginia - 0.2%
Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.00%, 06/01/2047	145,000	138,192
Winchester Economic Development Authority, Revenue Bonds, Series A, 5.00%, 01/01/2021	100,000	112,696

		250,888

Washington - 0.2%
King County School District No. 405, General Obligation Unlimited, 5.00%, 12/01/2017	100,000	102,489
Port of Seattle, Revenue Bonds, Series A, 4.00%, 08/01/2017	125,000	125,994

		228,483

West Virginia - 0.1%
Jefferson County Public Service District, Revenue Bonds, Series A, 4.38%, 10/01/2025	65,000	65,085

Wisconsin - 0.9%
Public Finance Authority, Revenue Bonds
Series A,
4.60%, 12/01/2042	365,000	359,266
4.75%, 12/01/2052	480,000	470,285
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A,
6.75%, 09/01/2037	25,000	25,068
Series B,
5.00%, 05/15/2036	25,000	25,029

		879,648

Total Municipal Government Obligations (Cost $96,149,116)		95,507,473

	Shares	Value
INVESTMENT COMPANIES - 1.2%
U.S. Fixed Income Funds - 1.2%
PIMCO Municipal Income Fund III	60,000	685,800
Pioneer Municipal High Income Advantage Trust	50,000	561,500

Total Investment Companies (Cost $1,217,292)		1,247,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 5.4%

State Street Bank & Trust Co. 0.09% (H), dated 04/28/2017, to be repurchased at $5,436,157 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $5,545,330.

$ 5,436,116	$ 5,436,116

Total Repurchase Agreement (Cost $5,436,116)	5,436,116

Total Investments (Cost $102,802,524) (I)	102,190,889
Net Other Assets (Liabilities) - (1.8)%	(1,843,125)

Net Assets - 100.0%	$ 100,347,764

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$95,507,473	$—	$95,507,473
Investment Companies	1,247,300	—	—	1,247,300
Repurchase Agreement	—	5,436,116	—	5,436,116

Total Investments	$1,247,300	$100,943,589	$—	$102,190,889

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $4,537,342, representing 4.5% of the Fund’s net assets.
(C)	Illiquid securities. At April 30, 2017, total value of illiquid securities is $1,248,922, representing 1.2% of the Fund’s net assets.
(D)	Restricted securities. At April 30, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Industrial Development Authority of the County of Pima, Revenue Bonds, 6.00%, 07/01/2050	01/18/2017	$6,760	$938	0.0	%(G)

Municipal Government Obligations	Butte County Housing Authority, Revenue Bonds, Series A, 7.25%, 10/01/2030	02/16/2017	51,160	50,556	0.1

Municipal Government Obligations	California School Finance Authority, Revenue Bonds, Series A, 5.35%, 08/01/2024	02/29/2016	306,260	297,066	0.3

Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037	07/16/2015	9,910	9,372	0.0	(G)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	$429,186	$445,430	0.5%

Municipal Government Obligations	Sangamon County School District No. 186, Certificate of Participation, Series A, ACA, 6.13%, 08/15/2023	04/06/2017	24,060	24,058	0.0	(G)

Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 4.00%, 07/01/2026	06/09/2016	1,500,010	1,445,145	1.4

Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	06/09/2016	203,958	190,638	0.2

Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 4.50%, 07/01/2028	09/09/2016	750,010	721,252	0.7

Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 5.00%, 07/01/2036	09/09/2016	1,315,010	1,219,952	1.2

Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 5.25%, 04/01/2043	06/19/2015	392,806	396,068	0.4

Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 7.00%, 12/01/2053	12/10/2015	115,006	119,112	0.1

Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, 5.75%, 09/15/2027	02/11/2016 - 03/08/2016	443,717	434,776	0.4

Municipal Government Obligations	City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,053	0.0	(G)

Municipal Government Obligations	County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	01/22/2016	693,930	706,461	0.7

Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	05/09/2014	147,659	159,604	0.2

Municipal Government Obligations	Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032	03/27/2017 - 03/28/2017	103,591	105,479	0.1

Total			$6,513,095	$6,345,960	6.3%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2017; the maturity dates disclosed are the ultimate maturity dates.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at April 30, 2017.
(I)	Aggregate cost for federal income tax purposes is $102,802,524. Aggregate gross unrealized appreciation and depreciation for all securities is $1,601,601 and $2,213,236, respectively. Net unrealized depreciation for tax purposes is $611,635.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Band Insurance Association)
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.0% (A)
Invitation Homes Trust Series 2014-SFR1, Class A, 1.99% (B), 06/17/2031 (C)	$ 82,287	$ 82,313

Total Asset-Backed Security (Cost $82,545)		82,313

CORPORATE DEBT SECURITIES - 12.8%
Airlines - 0.1%
Delta Air Lines, Inc. 2.88%, 03/13/2020	160,000	161,431

Banks - 3.6%
BAC Capital Trust XIV 4.00% (B), 05/15/2017 (D)	645,000	548,250
Bank of America Corp.
3.60% (B), 11/19/2024, MTN	1,000,000	940,000
4.18%, 11/25/2027, MTN	116,000	117,179
4.24% (B), 04/24/2038	695,000	696,565
4.60% (B), 02/18/2020, MTN (E)	400,000	404,000
BankBoston Capital Trust III 1.88% (B), 06/15/2027	100,000	90,000
BankBoston Capital Trust IV 1.71% (B), 06/08/2028	212,000	191,330
Barclays PLC 3.14% (B), 08/10/2021	216,000	225,526
Citigroup, Inc. 2.36% (B), 08/02/2021	398,000	404,528
Corestates Capital II 1.81% (B), 01/15/2027 (C)	269,000	242,100
JPMorgan Chase & Co. 2.38% (B), 10/24/2023	198,000	201,426
PNC Financial Services Group, Inc. 5.00% (B), 11/01/2026 (D)	396,000	399,932
Standard Chartered PLC 2.68% (B), 01/30/2027 (C) (D)	500,000	423,125
SunTrust Capital III 1.78% (B), 03/15/2028	704,000	617,760
Wachovia Capital Trust II 1.66% (B), 01/15/2027	308,000	276,430
Wells Fargo Capital II 1.67% (B), 01/30/2027	219,000	196,553
Westpac Banking Corp. 4.32% (B), 11/23/2031, MTN	64,000	65,665

		6,040,369

Capital Markets - 1.9%
Credit Suisse Group Funding Guernsey, Ltd. 3.45% (B), 04/16/2021	694,000	729,151
Goldman Sachs Capital II 4.00% (B), 05/30/2017 (D)	21,000	17,850
Goldman Sachs Capital III 4.00% (B), 05/30/2017 (D)	109,000	93,604
Goldman Sachs Group, Inc.
2.21% (B), 11/15/2021 (F)	597,000	602,369
2.92% (B), 10/28/2027, MTN (F)	150,000	154,611
Morgan Stanley
1.84% (B), 02/14/2020	473,000	474,288
4.50% (B), 04/25/2023 - 06/09/2023, MTN	643,000	657,063
State Street Corp. 2.13% (B), 06/01/2077	492,000	432,345

		3,161,281

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.2%
Vulcan Materials Co. 3.90%, 04/01/2027	$ 276,000	$ 278,633

Insurance - 2.1%
Catlin Insurance Co., Ltd. 4.13% (B), 07/19/2017 (C) (D)	1,000,000	920,000
Genworth Holdings, Inc. 3.04% (B), 11/15/2066	1,200,000	564,000
Prudential Financial, Inc. 8.88% (B), 06/15/2068	200,000	213,428
XLIT, Ltd. 3.62% (B), 05/29/2017 (D)	2,164,000	1,839,400

		3,536,828

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%, 05/01/2047 (C)	151,000	154,496
Viacom, Inc. 6.25% (B), 02/28/2057	108,000	110,835

		265,331

Metals & Mining - 2.2%
Alcoa Nederland Holding BV 6.75%, 09/30/2024 (C)	217,000	237,398
Glencore Finance Canada, Ltd. 2.70%, 10/25/2017 (C)	205,000	205,668
Glencore Funding LLC 4.00%, 04/16/2025 - 03/27/2027 (C)	746,000	743,944
Goldcorp, Inc. 2.13%, 03/15/2018	688,000	689,495
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	832,000	859,149
5.75%, 11/15/2041 (C)	396,000	418,917
Vale Overseas, Ltd. 6.25%, 08/10/2026	544,000	594,483

		3,749,054

Multi-Utilities - 0.6%
National Grid PLC 1.25%, 10/06/2021, MTN (G)	GBP 480,000	761,645
WEC Energy Group, Inc. 6.25% (B), 05/15/2067	$ 195,000	182,325

		943,970

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 4.85%, 03/15/2021	436,000	468,735
BP Capital Markets PLC 2.01% (B), 09/16/2021	390,000	395,727
EnLink Midstream Partners, LP 4.85%, 07/15/2026	431,000	452,916
Hess Corp. 4.30%, 04/01/2027	95,000	94,917
MPLX, LP 4.13%, 03/01/2027	110,000	111,422
Phillips 66 Partners, LP 3.55%, 10/01/2026	396,000	384,448
TOTAL SA 3.88% (B), 05/18/2022, MTN (D) (G)	EUR 400,000	466,947

		2,375,112

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd. 1.37%, 03/28/2032 (G)	GBP 505,932	$ 836,652

Total Corporate Debt Securities (Cost $21,919,345)		21,348,661

FOREIGN GOVERNMENT OBLIGATIONS - 18.7%
Australia - 1.0%
Australia Government Bond 1.00%, 11/21/2018 (G)	AUD 2,000,000	1,608,902

Brazil - 0.4%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2019	BRL 2,000,000	636,254

France - 2.9%
France Republic Government Bond OAT 0.10%, 07/25/2021 (G)	EUR 4,248,194	4,934,566

Italy - 2.5%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (C) (G)	1,520,640	1,650,337
2.10%, 09/15/2021 (G)	2,189,915	2,618,773

		4,269,110

Mexico - 1.9%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 15,754,301	816,794
4.50%, 12/04/2025	40,248,215	2,343,131

		3,159,925

New Zealand - 0.9%
New Zealand Government Bond 2.00%, 09/20/2025 (G)	NZD 2,000,000	1,450,896

Spain - 1.4%
Spain Government Inflation-Linked Bond 0.55%, 11/30/2019 (C) (G)	EUR 2,013,480	2,301,710

United Kingdom - 7.7%
U.K. Gilt Inflation-Linked 0.13%, 11/22/2019 - 03/22/2044 (G)	GBP 7,790,491	12,926,264

Total Foreign Government Obligations (Cost $32,209,864)		31,287,627

MORTGAGE-BACKED SECURITIES - 1.9%
COMM Mortgage Trust Series 2015-CR24, Class A2, 3.02%, 08/10/2048	$ 89,445	91,544
GS Mortgage Securities Corp. II Series 2015-GC30, Class A2, 2.73%, 05/10/2050	100,125	101,703
GS Mortgage Securities Trust Series 2014-GSFL, Class B, 2.66% (B), 07/15/2031 (C)	3,000,000	2,971,694

Total Mortgage-Backed Securities (Cost $3,194,796)		3,164,941

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.64% (B), 04/25/2024	$ 2,360,650	$ 2,384,420
3.19% (B), 02/25/2024	1,500,000	1,542,990
Federal National Mortgage Association Connecticut Avenue Securities 2.99% (B), 10/25/2023	264,365	267,413

Total U.S. Government Agency Obligations (Cost $4,164,231)		4,194,823

U.S. GOVERNMENT OBLIGATIONS - 63.5%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2045	4,596,268	4,416,043
1.00%, 02/15/2046	2,226,626	2,280,849
1.38%, 02/15/2044	1,230,118	1,368,397
1.75%, 01/15/2028	462,747	526,478
2.13%, 02/15/2040	1,126,950	1,431,256
2.38%, 01/15/2025	5,777,471	6,674,308
3.38%, 04/15/2032	3,434,792	4,859,289
3.88%, 04/15/2029	6,471,978	8,997,590
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2018 - 07/15/2026	51,204,150	51,411,416
0.25%, 01/15/2025	3,558,229	3,541,950
0.38%, 07/15/2025	719,402	725,526
0.63%, 07/15/2021 - 01/15/2026	5,756,369	5,915,902
1.13%, 01/15/2021	11,248,375	11,820,895
1.25%, 07/15/2020	2,010,402	2,119,718

Total U.S. Government Obligations (Cost $104,687,030)		106,089,617

	Shares	Value
PREFERRED STOCKS - 0.6%
Banks - 0.0% (A)
Santander Finance Preferred SAU 4.00% (B)	2,750	67,787

Consumer Finance - 0.5%
Navient Corp. 4.55% (B)	32,242	809,274

Insurance - 0.1%
Prudential Financial, Inc. 4.90% (B)	4,655	119,727

Total Preferred Stocks (Cost $952,711)		996,788

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (H)	432,115	432,115

Total Securities Lending Collateral (Cost $432,115)		432,115

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.1%

State Street Bank & Trust Co. 0.09% (H), dated 04/28/2017, to be repurchased at $100,292 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $105,673.

$ 100,291	$ 100,291

Total Repurchase Agreement (Cost $100,291)	100,291

Total Investments (Cost $167,742,928) (I)	167,697,176
Net Other Assets (Liabilities) - (0.4)%	(735,585)

Net Assets - 100.0%	$ 166,961,591

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	05/12/2017	USD	11,781,053	EUR	10,949,921	$—	$(153,955)
JPMS	06/16/2017	USD	634,518	BRL	2,000,000	11,544	—
JPMS	06/16/2017	USD	8,093,436	GBP	6,480,000	—	(310,880)
JPMS	06/16/2017	USD	2,975,916	MXN	57,500,000	—	(54,272)

Total						$11,544	$(519,107)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$82,313	$—	$82,313
Corporate Debt Securities	—	21,348,661	—	21,348,661
Foreign Government Obligations	—	31,287,627	—	31,287,627
Mortgage-Backed Securities	—	3,164,941	—	3,164,941
U.S. Government Agency Obligations	—	4,194,823	—	4,194,823
U.S. Government Obligations	—	106,089,617	—	106,089,617
Preferred Stocks	996,788	—	—	996,788
Securities Lending Collateral	432,115	—	—	432,115
Repurchase Agreement	—	100,291	—	100,291

Total Investments	$1,428,903	$166,268,273	$—	$167,697,176

Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$11,544	$—	$11,544

Total Other Financial Instruments	$—	$11,544	$—	$11,544

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(519,107)	$—	$(519,107)

Total Other Financial Instruments	$—	$(519,107)	$—	$(519,107)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $11,210,851, representing 6.7% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2017, value of the security is $404,000, representing 0.2% of the Fund’s net assets.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $423,171. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the total value of Regulation S securities is $29,556,692, representing 17.7% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at April 30, 2017.
(I)	Aggregate cost for federal income tax purposes is $167,742,928. Aggregate gross unrealized appreciation and depreciation for all securities is $3,204,541 and $3,250,293, respectively. Net unrealized depreciation for tax purposes is $45,752.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
Greece - 0.0% (A)
Hellenic Republic Government Bond 0.00% (B), 10/15/2042	EUR 366,000	$ 957

Italy - 1.7%
Italy Buoni Poliennali del Tesoro 1.65%, 04/23/2020 (C)	3,602,376	4,120,113

New Zealand - 1.0%
New Zealand Government Bond 2.50%, 09/20/2035 (C)	NZD 3,350,000	2,444,166

United Kingdom - 0.4%
U.K. Gilt Inflation-Linked 0.13%, 03/22/2046 (C)	GBP 390,011	854,297

Total Foreign Government Obligations (Cost $7,384,305)		7,419,533

U.S. GOVERNMENT OBLIGATIONS - 96.2%
U.S. Treasury Inflation-Protected Securities - 96.2%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	$ 3,257,102	3,057,070
0.75%, 02/15/2042 - 02/15/2045	8,991,882	8,696,692
0.88%, 02/15/2047	3,889,078	3,867,424
1.00%, 02/15/2046	3,941,331	4,037,310
1.38%, 02/15/2044	4,613,278	5,131,861
1.75%, 01/15/2028	6,126,059	6,969,758
2.00%, 01/15/2026	4,453,901	5,063,774
2.13%, 02/15/2040 - 02/15/2041	7,151,897	9,111,387
2.38%, 01/15/2025 - 01/15/2027	11,715,738	13,698,240
2.50%, 01/15/2029	5,875,405	7,227,330
3.38%, 04/15/2032	536,993	759,698
3.63%, 04/15/2028	2,732,791	3,650,561
3.88%, 04/15/2029 (D)	5,858,818	8,145,152
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	56,986,704	57,054,440
0.13%, 04/15/2020 (D)	15,011,101	15,187,706
0.25%, 01/15/2025	6,441,485	6,412,015
0.38%, 07/15/2023 - 01/15/2027	27,431,831	27,692,453
0.63%, 07/15/2021 - 01/15/2026	18,307,673	18,848,549
1.13%, 01/15/2021	10,108,310	10,622,803
1.25%, 07/15/2020	5,315,302	5,604,321
1.38%, 01/15/2020	9,935,458	10,417,268

Total U.S. Government Obligations (Cost $230,786,058)		231,255,812

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Call - 10-Year U.S. Treasury Note Futures Exercise Price $127 Expiration Date 05/26/2017	264	$ 82,500
Put - 10-Year U.S. Treasury Note Futures Exercise Price $125 Expiration Date 05/26/2017	90	15,469

Total Exchange-Traded Options Purchased (Cost $120,694)		97,969

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (E)
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 2.68% Expiration Date 01/12/2021, DUB	$900,000	97,925
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 3.25% Expiration Date 01/05/2022, DUB	6,075,000	128,400

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $235,452)		226,325

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.3%
Money Market Fund - 1.3%
BlackRock Liquidity Funds T-Fund Portfolio	3,136,235	3,136,235

Total Short-Term Investment Company (Cost $3,136,235)		3,136,235

Total Investments (Cost $241,662,744) (F)		242,135,874
Net Other Assets (Liabilities) - (0.7)%		(1,751,026)

Net Assets - 100.0%		$ 240,384,848

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	127.50	05/26/2017	264	$(40,872)	$(33,000)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (E)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	0.90%	06/07/2018	USD	12,770,000	$(4,706)	$(4,357)
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	1.70	04/24/2019	USD	10,750,000	(52,427)	(52,427)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	1.90	06/07/2018	USD	12,770,000	(77,346)	(65,153)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	2.70	04/24/2019	USD	10,750,000	(44,973)	(44,973)

Total								$(179,452)	$(166,910)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (G)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.84%	01/09/2020	USD	7,385,000	$121	$121	$—
3-Month USD-LIBOR	Pay	1.92	08/31/2021	USD	10,705,000	188	188	—
3-Month USD-LIBOR	Pay	2.29	11/16/2026	USD	1,314,000	26	26	—
3-Month USD-LIBOR	Receive	2.57	04/27/2046	USD	245,000	6	6	—
3-Month USD-LIBOR	Receive	2.63	01/07/2027	USD	2,160,000	38	38	—
6-Month GBP-LIBOR	Pay	1.37	04/26/2047	GBP	3,450,000	110	109	1
U.K. RPI All Items Monthly	Receive	3.44	04/26/2027	GBP	1,500,000	50	49	1
U.K. RPI All Items Monthly	Receive	3.51	04/26/2047	GBP	1,500,000	82	81	1

Total						$621	$618	$3

OVER-THE-COUNTER SWAP AGREEMENTS: (E)

Interest Rate Swap Agreements
Floating Rate Index	Counterparty	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Pay	1.38%	05/15/2027	EUR	490,000	$—	$—	$—
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Receive	1.89	05/15/2047	EUR	490,000	—	—	—

Total							$—	$—	$—

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(198)	12/17/2018	$—	$(10,149)
5-Year U.S. Treasury Note	Long	194	06/30/2017	13,216	—
10-Year Australia Treasury Bond	Short	(8)	06/15/2017	—	(2,762)
10-Year U.S. Treasury Bond	Short	(18)	06/21/2017	—	(5,085)
10-Year U.S. Treasury Note	Short	(46)	06/21/2017	—	(5,102)
Euro OAT	Long	27	06/08/2017	13,139	—
Euro-BTP Italy Government Bond	Long	17	06/08/2017	—	(4,278)
Euro-BTP Italy Government Bond	Short	(177)	06/08/2017	—	(19,465)
German Euro Bund	Short	(65)	06/08/2017	—	(25,018)
German Euro Schatz	Long	52	06/08/2017	393	—
U.K. Gilt	Short	(8)	06/28/2017	—	(1,872)
U.S. Treasury Bond	Short	(52)	06/21/2017	9,803	—

Total				$36,551	$(73,731)

FORWARD FOREIGN CURRENCY CONTRACTS: (E)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	06/06/2017	USD	2,441,865	NZD	3,559,000	$576	$—
BCLY	05/04/2017	USD	4,102,766	EUR	3,777,000	—	(12,317)
CBA	05/08/2017	GBP	524,723	USD	659,943	12,031	—
CITI	05/08/2017	GBP	970,000	USD	1,212,912	29,296	—
CITI	05/08/2017	USD	519,398	GBP	415,000	—	(12,062)
DUB	05/08/2017	GBP	4,715,277	USD	5,906,928	131,582	—
DUB	06/06/2017	USD	4,127,117	EUR	3,777,000	5,060	—
HSBC	05/04/2017	USD	378,523	GBP	295,000	—	(3,604)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (E)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	05/08/2017	USD	12,159,540	GBP	9,705,000	$—	$(268,943)
JPM	06/06/2017	USD	786,161	GBP	607,000	—	(863)
MSCS	05/08/2017	GBP	2,955,000	USD	3,697,987	86,265	—
RBS	05/08/2017	GBP	935,000	USD	1,171,756	25,630	—
SSB	05/08/2017	GBP	20,000	USD	25,669	—	(56)
SSB	05/04/2017	USD	425,719	GBP	332,000	—	(4,336)
SSB	05/04/2017	USD	2,449,441	NZD	3,559,000	6,076	—

Total						$296,516	$(302,181)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$7,419,533	$—	$7,419,533
U.S. Government Obligations	—	231,255,812	—	231,255,812
Exchange-Traded Options Purchased	97,969	—	—	97,969
Over-the-Counter Interest Rate Swaptions Purchased	—	226,325	—	226,325
Short-Term Investment Company	3,136,235	—	—	3,136,235

Total Investments	$3,234,204	$238,901,670	$—	$242,135,874

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$621	$—	$621
Futures Contracts (I)	36,551	—	—	36,551
Forward Foreign Currency Contracts (I)	—	296,516	—	296,516

Total Other Financial Instruments	$36,551	$297,137	$—	$333,688

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(33,000)	$—	$—	$(33,000)
Over-the-Counter Interest Rate Swaptions Written	—	(166,910)	—	(166,910)
Futures Contracts (I)	(73,731)	—	—	(73,731)
Forward Foreign Currency Contracts (I)	—	(302,181)	—	(302,181)

Total Other Financial Instruments	$(106,731)	$(469,091)	$—	$(575,822)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of April 30, 2017.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the total value of Regulation S securities is $7,418,576, representing 3.1% of the Fund’s net assets.
(D)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $610,541.
(E)	Cash deposit due to broker in the amount of $60,000 has been segregated as collateral for open over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(F)	Aggregate cost for federal income tax purposes is $239,530,447. Aggregate gross unrealized appreciation and depreciation for all securities is $3,159,708 and $554,281, respectively. Net unrealized appreciation for tax purposes is $2,605,427.
(G)	Cash on deposit with broker in the amount of $1,001,000 has been segregated as collateral on centrally cleared swap agreements.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
DUB	Deutsche Bank AG
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
RPI	Retail Price Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.6%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 4,322,788	$ 4,653,501
American Tower Trust #1 Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (A)	9,440,000	9,420,299
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (A)	1,260,000	1,258,786
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	3,637,000	3,653,194
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.59% (B), 07/18/2027 (A)	10,440,000	10,460,013
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	2,112,875	2,088,162
Diamond Resorts Owner Trust Series 2015-1, Class A, 2.73%, 07/20/2027 (A)	245,007	243,611
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (A)	6,380,000	6,336,106
Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/2020 (A)	5,125,000	5,093,390
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	580,988	579,399
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,910,699	1,912,451
ICG US CLO, Ltd. Series 2014-1A, Class A1, 2.31% (B), 04/20/2026 (A)	6,620,000	6,600,544
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	1,135,688	1,158,396
JG Wentworth XXXV LLC Series 2015-2A, Class A, 3.87%, 03/15/2058 (A)	1,817,221	1,824,152
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 2.50% (B), 04/15/2029 (A)	3,500,000	3,499,979
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	1,708,161	1,696,677
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	7,455,148	7,365,660
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (A)	4,700,000	4,733,511
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (A)	11,200,000	11,140,058
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.69% (B), 04/17/2027 (A)	10,220,000	10,237,129

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	$ 10,783,000	$ 10,776,322
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	2,500,000	2,493,386
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,100,474	1,090,326
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,963,061	1,965,751
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
2.38% (B), 10/17/2027 (A)	5,250,000	5,250,000
Series 2015-2A, Class A1A,
2.66% (B), 07/20/2027 (A)	6,445,000	6,447,185
RAAC Trust Series 2007-RP4, Class A, 1.34% (B), 11/25/2046 (A)	844,005	749,587
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	24,599,000	24,741,635
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	706,896	706,916
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	601,746	602,894
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,820,217	1,818,644
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	1,238,545	1,231,998
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	664,099	663,477
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	747,362	749,422
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	775,447	780,009
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	1,677,486	1,682,036
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	3,118,488	3,118,963
SilverLeaf Finance XVII LLC Series 2013-A, Class A, 2.68%, 03/16/2026 (A)	275,601	275,117
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	1,294,639	1,292,648
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (A)	4,056,459	3,951,534
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	6,371,011	6,405,152
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (A)	2,000,000	1,993,774

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SVO VOI Mortgage LLC Series 2012-AA, Class A, 2.00%, 09/20/2029 (A)	$ 476,506	$ 472,144
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.75% (B), 10/25/2056 (A)	6,281,022	6,303,054
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.94% (B), 10/15/2018 (A)	9,520,000	9,506,876
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	8,683,995	8,663,628
Wellfleet CLO, Ltd. Series 2016-2A, Class A1, 2.81% (B), 10/20/2028 (A)	8,060,000	8,098,712

Total Asset-Backed Securities (Cost $205,680,305)		205,786,208

CORPORATE DEBT SECURITIES - 39.8%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	4,063,000	4,425,282
5.10%, 01/15/2044	2,948,000	3,187,068

		7,612,350

Airlines - 1.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,264,224	2,218,939
3.70%, 04/01/2028	7,494,002	7,622,000
4.95%, 07/15/2024	4,549,552	4,855,225
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	4,776,837	4,967,910
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	10,253,626	10,830,392
6.82%, 02/10/2024	4,640,948	5,313,885
7.75%, 06/17/2021	497,603	548,558
Southwest Airlines Co. Pass-Through Trust 6.15%, 02/01/2024	353,405	391,397
United Airlines Pass-Through Trust 3.75%, 03/03/2028	6,483,317	6,637,296
US Airways Pass-Through Trust 5.38%, 05/15/2023	2,791,892	2,918,365

		46,303,967

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	3,900,000	3,905,366

Automobiles - 0.5%
Ford Motor Co. 4.35%, 12/08/2026	7,362,000	7,541,795
General Motors Co.
4.88%, 10/02/2023	5,746,000	6,126,098
6.25%, 10/02/2043	1,075,000	1,174,414

		14,842,307

Banks - 7.4%
Bank of America Corp.
3.30%, 01/11/2023, MTN	5,953,000	6,051,576
4.10%, 07/24/2023	4,966,000	5,220,488
4.45%, 03/03/2026, MTN	6,846,000	7,082,297
5.75%, 12/01/2017	1,965,000	2,012,180

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank One Capital III 8.75%, 09/01/2030	$ 1,265,000	$ 1,846,900
Bank One Corp. 8.00%, 04/29/2027	940,000	1,237,697
Barclays Bank PLC 10.18%, 06/12/2021 (A)	18,145,000	22,854,408
BNP Paribas SA 6.75% (B), 03/14/2022 (A) (C) (D)	2,465,000	2,579,006
Branch Banking & Trust Co. 3.80%, 10/30/2026	4,410,000	4,631,223
Citigroup, Inc.
2.48% (B), 09/01/2023	7,680,000	7,866,209
3.38%, 03/01/2023 (D)	4,822,000	4,899,629
5.95%, 01/30/2023 (B) (C)	1,700,000	1,787,125
6.68%, 09/13/2043	490,000	626,116
Commerzbank AG 8.13%, 09/19/2023 (A)	16,945,000	20,028,516
Cooperatieve Rabobank UA 11.00%, 06/30/2019 (A) (B) (C)	21,977,000	25,658,147
Discover Bank 3.45%, 07/27/2026	5,967,000	5,808,194
First Horizon National Corp. 3.50%, 12/15/2020	4,785,000	4,908,606
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	497,648
5.25%, 03/14/2044	790,000	855,571
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	2,945,000	2,805,890
JPMorgan Chase & Co.
2.55%, 10/29/2020	10,136,000	10,217,747
3.25%, 09/23/2022	6,496,000	6,655,574
3.54%, 05/01/2028 (B)	5,125,000	5,104,290
4.85%, 02/01/2044	490,000	545,984
6.40%, 05/15/2038	3,925,000	5,108,658
6.75%, 02/01/2024 (B) (C)	412,000	464,736
JPMorgan Chase Bank NA 6.00%, 10/01/2017	1,915,000	1,950,247
KeyBank NA 3.40%, 05/20/2026, MTN	3,070,000	3,026,949
Nordea Bank AB 4.25%, 09/21/2022 (A)	18,072,000	18,916,486
Oversea-Chinese Banking Corp., Ltd. 3.15% (B), 03/11/2023 (A)	1,480,000	1,489,793
PNC Bank NA 2.95%, 02/23/2025	1,210,000	1,203,003
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,817,293
6.10%, 06/10/2023	1,414,000	1,520,173
6.40%, 10/21/2019	2,607,000	2,838,116
Societe Generale SA 5.00%, 01/17/2024 (A)	2,315,000	2,440,084
Svenska Handelsbanken AB 2.45%, 03/30/2021, MTN	4,150,000	4,153,308
Toronto-Dominion Bank 3.63% (B), 09/15/2031	7,230,000	7,166,087
US Bank NA 2.13%, 10/28/2019	2,024,000	2,041,220

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
2.13%, 04/22/2019	$ 2,654,000	$ 2,667,833
4.10%, 06/03/2026, MTN	6,795,000	7,042,848
4.13%, 08/15/2023	4,870,000	5,136,311
5.38%, 11/02/2043	3,948,000	4,375,671
5.90%, 06/15/2024 (B) (C)	1,080,000	1,147,500
Wells Fargo Bank NA 5.95%, 08/26/2036	2,984,000	3,664,483

		229,951,820

Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	5,586,000	5,692,307
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048 (A)	9,908,000	10,085,343
Constellation Brands, Inc. 3.70%, 12/06/2026	2,526,000	2,556,833
Molson Coors Brewing Co.
2.10%, 07/15/2021	6,520,000	6,399,413
3.00%, 07/15/2026	3,243,000	3,113,371
4.20%, 07/15/2046	1,063,000	1,005,418
Pernod Ricard SA 5.75%, 04/07/2021 (A)	9,189,000	10,267,421

		39,120,106

Biotechnology - 1.3%
AbbVie, Inc. 3.20%, 05/14/2026	11,200,000	10,914,882
Amgen, Inc. 4.40%, 05/01/2045	1,540,000	1,519,698
Biogen, Inc. 4.05%, 09/15/2025	5,469,000	5,734,766
Celgene Corp.
2.88%, 08/15/2020	1,629,000	1,661,264
5.00%, 08/15/2045	11,568,000	12,346,677
Gilead Sciences, Inc.
2.95%, 03/01/2027	7,450,000	7,145,280
4.15%, 03/01/2047	1,598,000	1,509,316

		40,831,883

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	4,114,000	4,311,546

Capital Markets - 4.2%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	10,331,000	10,731,068
7.30%, 06/28/2019	8,112,000	9,020,868
Charles Schwab Corp. 3.20%, 03/02/2027	4,550,000	4,582,219
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	4,559,000	4,554,897
3.80%, 06/09/2023	5,920,000	6,038,063
Deutsche Bank AG 2.36% (B), 08/20/2020	4,745,000	4,758,599
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	3,487,000	3,522,630
5.75%, 01/24/2022	8,370,000	9,443,176
6.25%, 02/01/2041	490,000	618,266
6.75%, 10/01/2037	5,177,000	6,455,393

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group, Ltd. 6.25%, 01/14/2021 (A)	$ 11,890,000	$ 13,249,514
Morgan Stanley
5.00%, 11/24/2025	13,267,000	14,402,722
5.75%, 01/25/2021	13,740,000	15,285,145
Oaktree Capital Management, LP 6.75%, 12/02/2019 (A)	6,410,000	7,075,999
State Street Corp. 2.13% (B), 06/01/2077	285,000	250,444
UBS AG
1.80%, 03/26/2018	5,273,000	5,282,012
7.63%, 08/17/2022	11,848,000	13,832,540
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (A)	1,628,000	1,677,237

		130,780,792

Chemicals - 0.3%
LyondellBasell Industries NV 5.00%, 04/15/2019	593,000	622,893
Monsanto Co. 4.40%, 07/15/2044	7,736,000	7,563,642

		8,186,535

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,246,202
3.85%, 11/15/2024 (A)	3,020,000	3,096,621
Hutchison Whampoa International 12 II, Ltd. 2.00%, 11/08/2017 (A)	3,300,000	3,304,184
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (A) (D)	3,575,000	3,572,705

		14,219,712

Communications Equipment - 0.3%
Cisco Systems, Inc. 2.13%, 03/01/2019	797,000	805,165
Harris Corp. 5.55%, 10/01/2021	8,811,000	9,814,230

		10,619,395

Construction & Engineering - 0.2%
SBA Tower Trust
2.24%, 04/15/2043 (A)	2,340,000	2,338,633
3.17%, 04/15/2047 (A)	4,040,000	4,055,110

		6,393,743

Construction Materials - 0.4%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (A)	2,530,000	2,557,868
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	9,365,000	9,782,155

		12,340,023

Consumer Finance - 0.9%
Ally Financial, Inc.
3.50%, 01/27/2019	5,970,000	6,044,625
4.13%, 03/30/2020	6,050,000	6,197,136
American Express Co. 4.05%, 12/03/2042	2,075,000	2,061,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
BMW US Capital LLC 2.80%, 04/11/2026 (A)	$ 7,584,143	$ 7,357,301
Discover Financial Services 3.75%, 03/04/2025	6,726,000	6,665,621

		28,325,826

Containers & Packaging - 0.5%
International Paper Co. 4.75%, 02/15/2022	5,062,000	5,536,866
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,184,038
5.75%, 10/15/2020	4,025,000	4,145,750
6.88%, 02/15/2021	2,304,122	2,367,485

		14,234,139

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College 3.62%, 10/01/2037	651,000	653,377

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	2,897,000	3,062,207

Diversified Telecommunication Services - 1.8%
AT&T, Inc.
3.00%, 06/30/2022	12,650,000	12,653,352
3.40%, 05/15/2025	9,092,000	8,854,026
4.35%, 06/15/2045	3,469,000	3,078,522
4.60%, 02/15/2021	585,000	623,220
5.00%, 03/01/2021	905,000	982,517
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (A)	1,585,000	1,569,832
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	2,980,000	3,364,867
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	2,374,000	2,282,007
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	889,815
Verizon Communications, Inc.
5.15%, 09/15/2023	11,638,000	12,879,681
5.50%, 03/16/2047	7,119,000	7,542,104

		54,719,943

Electric Utilities - 1.2%
Appalachian Power Co. 3.40%, 06/01/2025	5,285,000	5,375,934
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	525,530
8.88%, 11/15/2018	449,000	494,139
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	13,799,000	13,077,494
Entergy Arkansas, Inc. 3.70%, 06/01/2024	1,110,000	1,165,188
Jersey Central Power & Light Co. 7.35%, 02/01/2019	1,000,000	1,085,178
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (A)	1,540,000	1,639,618
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	5,168,000	5,508,902
5.30%, 06/01/2042	525,000	621,022

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 8,385,000	$ 8,768,564
5.75%, 04/01/2037	400,000	494,677

		38,756,246

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (A)	6,169,000	6,331,195
Schlumberger Investment SA 3.65%, 12/01/2023	835,000	875,479
Weatherford International, Ltd. 5.95%, 04/15/2042	960,000	840,000

		8,046,674

Equity Real Estate Investment Trusts - 1.6%
CBL & Associates, LP 5.25%, 12/01/2023	7,049,000	7,061,188
EPR Properties
4.50%, 04/01/2025	4,740,000	4,788,215
5.75%, 08/15/2022	3,123,000	3,432,536
HCP, Inc. 3.40%, 02/01/2025	5,985,000	5,782,659
Hospitality Properties Trust 5.00%, 08/15/2022	6,379,000	6,816,848
Kilroy Realty, LP 4.25%, 08/15/2029	7,920,000	8,104,932
Realty Income Corp. 3.88%, 07/15/2024	4,095,000	4,222,981
Simon Property Group, LP 3.38%, 10/01/2024	5,331,000	5,399,615
VEREIT Operating Partnership, LP 4.13%, 06/01/2021	4,300,000	4,474,688

		50,083,662

Food & Staples Retailing - 0.8%
CVS Health Corp.
2.13%, 06/01/2021	8,495,000	8,382,526
5.30%, 12/05/2043	319,000	360,297
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,273,394
4.30%, 04/22/2044	5,964,000	6,347,372
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	9,530,000	9,812,202

		26,175,791

Food Products - 0.6%
Conagra Brands, Inc. 3.20%, 01/25/2023	4,064,000	4,117,259
Kraft Heinz Foods Co.
2.80%, 07/02/2020	965,000	980,096
4.38%, 06/01/2046	2,471,000	2,351,001
4.88%, 02/15/2025 (A)	3,800,000	4,068,918
Tyson Foods, Inc. 3.95%, 08/15/2024	3,446,000	3,545,806
WhiteWave Foods Co. 5.38%, 10/01/2022	4,215,000	4,710,262

		19,773,342

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories 3.75%, 11/30/2026	7,960,233	8,057,969

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. 2.65%, 10/01/2018	$ 1,062,000	$ 1,072,193
Medtronic, Inc. 4.63%, 03/15/2045	5,836,000	6,348,383

		15,478,545

Health Care Providers & Services - 0.7%
Anthem, Inc.
1.88%, 01/15/2018	1,930,000	1,931,627
2.30%, 07/15/2018	6,515,000	6,549,960
3.30%, 01/15/2023	20,000	20,328
Coventry Health Care, Inc. 5.45%, 06/15/2021	1,632,000	1,810,216
HCA Holdings, Inc. 6.25%, 02/15/2021	1,150,000	1,247,750
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	4,261,000	4,268,295
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,010,000	1,058,621
UnitedHealth Group, Inc. 3.38%, 11/15/2021	3,305,000	3,457,628

		20,344,425

Household Durables - 0.2%
D.R. Horton, Inc. 4.38%, 09/15/2022	4,697,000	4,967,716
Newell Brands, Inc. 4.20%, 04/01/2026	1,589,000	1,670,141

		6,637,857

Independent Power & Renewable Electricity Producers - 0.0% (E)
NRG Energy, Inc. 6.63%, 03/15/2023	925,000	938,875

Industrial Conglomerates - 0.9%
General Electric Co.
5.00%, 01/21/2021 (B) (C)	20,121,000	21,222,625
5.50%, 01/08/2020, MTN	2,271,000	2,490,236
6.88%, 01/10/2039, MTN	3,196,000	4,559,557

		28,272,418

Insurance - 1.5%
American Financial Group, Inc. 9.88%, 06/15/2019	635,000	735,339
American International Group, Inc. 8.18%, 05/15/2068 (B)	640,000	825,600
CNA Financial Corp. 5.88%, 08/15/2020	4,347,000	4,816,450
Enstar Group, Ltd. 4.50%, 03/10/2022	2,305,000	2,359,804
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,690,000	1,787,961
6.60%, 05/15/2017	1,226,000	1,227,910
Hartford Financial Services Group, Inc. 5.13%, 04/15/2022	4,315,000	4,800,235
Lincoln National Corp. 8.75%, 07/01/2019	1,561,000	1,773,945
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	6,534,000	6,511,693
Pacific Life Insurance Co. 9.25%, 06/15/2039 (A)	5,209,000	8,154,054

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reinsurance Group of America, Inc. 3.80%, 12/15/2065 (B)	$ 8,542,000	$ 7,952,602
Swiss Re America Holding Corp. 7.75%, 06/15/2030	2,903,000	4,048,500

		44,994,093

IT Services - 0.2%
International Business Machines Corp. 3.63%, 02/12/2024	1,543,000	1,623,353
Mastercard, Inc. 3.38%, 04/01/2024	2,903,000	3,026,932

		4,650,285

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	3,036,000	3,059,684
2.95%, 09/19/2026	3,775,000	3,620,848

		6,680,532

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (A)	2,430,000	2,385,528

Media - 0.9%
21st Century Fox America, Inc. 7.63%, 11/30/2028	1,045,000	1,379,329
CBS Corp. 5.75%, 04/15/2020	4,490,000	4,926,455
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	4,300,000	4,455,875
Comcast Corp. 5.88%, 02/15/2018	2,454,000	2,537,866
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (A) (C)	3,715,000	3,914,681
NBCUniversal Media LLC
4.38%, 04/01/2021	6,297,000	6,802,580
4.45%, 01/15/2043	2,995,000	3,039,787

		27,056,573

Metals & Mining - 0.1%
Anglo American Capital PLC 4.75%, 04/10/2027 (A)	1,705,000	1,763,021
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (D)	1,031,000	1,101,969
Freeport-McMoRan, Inc. 3.88%, 03/15/2023 (D)	1,125,000	1,043,437
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	50,000	50,473
3.50%, 03/22/2022	451,000	470,270

		4,429,170

Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	559,726
4.88%, 03/01/2044	725,000	778,264
DTE Electric Co. 4.30%, 07/01/2044	4,920,000	5,234,821
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	6,095,000	6,159,387

		12,732,198

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (D)	$ 7,623,000	$ 8,532,462
Apache Corp.
4.25%, 01/15/2044	360,000	340,198
4.75%, 04/15/2043	520,000	529,411
BP Capital Markets PLC 3.12%, 05/04/2026	9,549,000	9,456,623
Continental Resources, Inc. 3.80%, 06/01/2024	1,055,000	991,700
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,755,000	2,908,729
5.15%, 03/15/2045	1,238,000	1,188,033
5.95%, 10/01/2043	960,000	1,011,164
7.60%, 02/01/2024	3,005,000	3,465,456
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,619,493
4.85%, 07/15/2026	2,486,000	2,612,413
EOG Resources, Inc. 2.45%, 04/01/2020	3,127,000	3,150,671
Exxon Mobil Corp.
1.82%, 03/15/2019	1,930,000	1,939,945
3.04%, 03/01/2026	6,907,000	6,976,802
Husky Energy, Inc. 4.00%, 04/15/2024	1,120,000	1,145,936
Kerr-McGee Corp. 6.95%, 07/01/2024	865,000	1,029,612
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	5,190,000	5,336,254
Kinder Morgan, Inc. 3.05%, 12/01/2019	1,466,000	1,495,363
Laredo Petroleum, Inc. 7.38%, 05/01/2022	1,370,000	1,423,088
Murphy Oil Corp. 3.50%, 12/01/2017 (D)	1,326,000	1,326,000
Nexen Energy ULC 5.88%, 03/10/2035	110,000	128,532
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	484,801
8.25%, 03/01/2019	1,065,000	1,180,951
Petrobras Global Finance BV
5.38%, 01/27/2021	3,850,000	3,955,297
6.25%, 03/17/2024 (D)	1,370,000	1,417,265
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	7,990,000	7,844,770
6.88%, 08/04/2026	3,295,000	3,682,163
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028 (A)	6,630,000	6,638,805
Shell International Finance BV
2.50%, 09/12/2026 (D)	7,173,000	6,866,168
3.75%, 09/12/2046	2,122,000	1,975,319
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,057,227
4.63%, 03/01/2034	875,000	933,923
Western Gas Partners, LP 5.38%, 06/01/2021	1,956,000	2,121,327
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	531,900
7.88%, 09/01/2021	796,000	932,315

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners, LP 5.40%, 03/04/2044	$ 814,000	$ 851,034

		99,081,150

Pharmaceuticals - 0.5%
Actavis Funding SCS 3.80%, 03/15/2025	6,431,000	6,545,259
Actavis, Inc. 3.25%, 10/01/2022	2,456,000	2,492,862
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	6,416,000	6,212,010

		15,250,131

Road & Rail - 0.6%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (A)	5,342,592	5,319,346
7.13%, 10/15/2020 (A)	8,952,000	10,237,722
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	274,439
3.75%, 04/01/2024	294,000	310,242
Hertz Corp.
5.50%, 10/15/2024 (A) (D)	1,065,000	918,563
6.75%, 04/15/2019 (D)	728,000	726,180

		17,786,492

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp. 2.45%, 07/29/2020	6,390,000	6,519,653
KLA-Tencor Corp. 4.13%, 11/01/2021	6,177,000	6,534,593

		13,054,246

Software - 0.3%
Microsoft Corp. 3.30%, 02/06/2027	8,535,000	8,769,346

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.40%, 05/03/2023	6,827,000	6,785,819
2.85%, 02/23/2023	5,198,000	5,279,702
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	5,905,000	6,485,633
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	7,952,000	8,219,625
HP, Inc. 3.75%, 12/01/2020	270,000	282,374
Seagate HDD Cayman 4.88%, 06/01/2027	2,040,000	1,963,102

		29,016,255

Tobacco - 0.1%
Reynolds American, Inc. 8.13%, 06/23/2019	2,315,000	2,598,370
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	1,745,000	1,958,598

		4,556,968

Trading Companies & Distributors - 0.3%
International Lease Finance Corp. 8.25%, 12/15/2020	8,105,000	9,565,213

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
3.13%, 07/16/2022	$ 4,075,000	$ 4,134,521
4.38%, 07/16/2042 (D)	2,600,000	2,531,158
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	13,442,000	13,706,807
4.88%, 08/15/2040 (A)	6,645,000	7,085,885
6.11%, 01/15/2040 (A)	8,554,000	9,266,279
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	13,189,000	14,425,469
Sprint Corp. 7.88%, 09/15/2023	1,290,000	1,448,025
T-Mobile USA, Inc. 6.84%, 04/28/2023	145,000	155,512

		52,753,656

Total Corporate Debt Securities (Cost $1,231,000,542)		1,237,684,708

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Brazil - 0.0% (E)
Brazil Government International Bond 4.25%, 01/07/2025 (D)	1,440,000	1,436,400

Colombia - 0.2%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	837,135
4.50%, 01/28/2026 (D)	4,775,000	5,085,375

		5,922,510

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	1,960,000	2,099,746
5.38%, 10/17/2023 (A)	2,500,000	2,783,180

		4,882,926

Mexico - 0.2%
Mexico Government International Bond 4.00%, 10/02/2023 (D)	6,388,000	6,631,063

Peru - 0.0% (E)
Peru Government International Bond 7.35%, 07/21/2025	1,010,000	1,317,040

Poland - 0.0% (E)
Republic of Poland Government International Bond 3.00%, 03/17/2023 (D)	1,320,000	1,321,901

Republic of Korea - 0.3%
Korea Development Bank
3.00%, 03/17/2019	5,200,000	5,292,102
3.50%, 08/22/2017	2,510,000	2,523,237

		7,815,339

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (A)	2,475,000	2,431,786

Total Foreign Government Obligations (Cost $31,402,076)		31,758,965

	Principal	Value
MORTGAGE-BACKED SECURITIES - 11.0%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1.30% (B), 08/25/2035	$ 974,464	$ 769,588
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,688,831	1,624,500
Series 2005-51, Class 3A3A,
1.31% (B), 11/20/2035	892,703	792,183
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	6,956,391	4,864,204
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,432,029	1,178,173
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (B), 12/05/2032 (A)	7,050,000	7,461,045
Banc of America Funding Trust Series 2005-E, Class 4A1, 3.13%, 03/20/2035 (B)	118,620	119,114
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	14,998,260
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	7,195,000	6,973,241
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,645,834
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,137,208
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.15%, 08/26/2035 (A) (B)	756,820	751,953
Series 2011-R11, Class 16A5,
2.58% (B), 08/26/2035 (A)	1,353,788	1,360,080
Series 2011-R11, Class 23A1,
3.19%, 06/26/2035 (A) (B)	492,274	494,481
Series 2012-RR12, Class 4A1,
3.69%, 04/26/2036 (A) (B)	926,930	936,428
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 3.53%, 11/25/2034 (B)	59,300	56,051
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A1A, 5.65% (B), 06/11/2050	1,912,485	1,924,560
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2, 1.20% (B), 12/25/2046	97,051	129,013
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (B), 03/13/2035 (A)	2,350,000	2,410,034
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.54%, 02/25/2034 (B)	82,598	81,693
Series 2005-3, Class 1A2,
1.57% (B), 04/25/2035	181,802	168,931
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,625,000	1,709,053
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,202,730

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	$ 1,322,925	$ 1,372,940
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	6,668,488	6,765,329
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	2,579,726	2,643,817
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	616,551
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	228,055	226,752
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	4,096,023
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,862,875
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,480,023
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,740,000	2,897,432
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	11,450,000	11,575,126
Series 2016-GCT, Class C,
3.58% (B), 08/10/2029 (A)	4,900,000	4,919,009
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	7,035,000	7,053,774
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (B), 12/10/2049	1,175,000	1,185,709
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (A)	9,280,000	9,480,985
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 2.90%, 08/26/2036 (A) (B)	2,860,965	2,829,060
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	195,791	198,690
Series 2014-11R, Class 17A1,
1.14% (B), 12/27/2036 (A)	1,987,731	1,851,526
Series 2014-4R, Class 21A1,
1.31% (B), 12/27/2035 (A)	5,211,276	5,029,980
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.63%, 12/19/2033 (B)	19,009	17,905
Series 2005-AR1, Class 3A,
3.80%, 03/18/2035 (B)	45,906	44,817
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (B), 12/10/2027 (A)	3,320,000	3,297,604
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class C, 3.63%, 06/05/2031 (A)	3,235,000	3,252,688
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	4,555,517	4,582,382

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1.55% (B), 06/19/2034	$ 525,145	$ 487,240
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (A)	4,498,000	4,491,620
Impac CMB Trust
Series 2003-8, Class 1A1,
1.67% (B), 10/25/2033	315,607	300,969
Series 2004-6, Class 1A1,
1.79% (B), 10/25/2034	31,295	29,946
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.89%, 08/25/2037 (B)	589,148	464,848
Jefferies Resecuritization Trust Series 2009-R2, Class 4A, 3.30% (B), 05/26/2037 (A)	638,105	640,120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	1,658,305	1,665,874
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	3,305,903	3,457,671
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,813,947
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.90%, 02/25/2034 (B)	51,570	51,004
Series 2006-A2, Class 5A1,
3.12%, 11/25/2033 (B)	58,011	59,097
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	313,718	255,922
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 3.03%, 05/26/2037 (A) (B)	3,076,223	3,073,622
LB Commercial Mortgage Trust Series 2007-C3, Class A1A, 6.16% (B), 07/15/2044	151,105	151,600
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.37% (B), 09/15/2045	900,000	917,697
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 3.35%, 11/25/2035 (A) (B)	485,011	389,427
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.63% (B), 10/25/2028	32,944	32,186
Series 2004-A1, Class 2A1,
3.30%, 02/25/2034 (B)	190,623	190,464
Series 2005-A3, Class A1,
1.26% (B), 04/25/2035	31,883	30,627
Series 2005-A4, Class 2A2,
3.28%, 07/25/2035 (B)	193,891	172,530
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.03% (B), 06/12/2050	906,864	908,154
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (B), 04/25/2057 (A)	2,070,340	2,075,915

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	$ 1,800,000	$ 1,851,900
Series 2013-C11, Class B,
4.52% (B), 08/15/2046	1,035,000	1,094,440
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (A)	9,622,000	9,501,988
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class AM,
6.13% (B), 06/11/2049	1,225,000	1,230,044
Series 2007-T27, Class A1A,
5.87% (B), 06/11/2042	152,605	152,531
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50%, 10/26/2035 (A)	134,982	139,644
Series 2010-GG10, Class A4B,
6.04% (B), 08/15/2045 (A)	634,554	634,165
Series 2012-R3, Class 1A,
2.66%, 11/26/2036 (A) (B)	306,625	305,057
Series 2012-XA, Class A,
2.00%, 07/27/2049 (A)	164,055	163,825
Series 2013-R8, Class 9A,
0.13% (B), 09/26/2036 (A)	315,835	312,188
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	7,579,828	7,494,299
Series 2014-R4, Class 4A,
3.22%, 11/21/2035 (A) (B)	1,397,613	1,404,290
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (A)	8,130,000	8,160,439
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (A)	17,420,000	17,493,612
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	3,833,633	3,983,663
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,294,055	1,325,835
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	1,064,157	1,086,965
Series 2014-3A, Class AFX3,
3.75%, 11/25/2054 (A) (B)	3,417,059	3,462,400
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	4,523,483	4,648,626
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	3,505,856	3,584,715
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	3,973,430	4,081,059
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	5,624,219	5,695,515
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	8,148,754	8,437,042
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	3,130,000	3,254,903
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (A)	10,207,000	10,642,349

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (A)	$ 6,500,000	$ 6,496,192
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1.57% (B), 05/25/2035	3,165,244	3,041,401
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (B), 01/11/2037 (A)	4,200,000	4,005,909
RALI Trust
Series 2007-QO1, Class A1,
1.14% (B), 02/25/2047	459,525	405,820
Series 2007-QO4, Class A1A,
1.18% (B), 05/25/2047	890,282	806,969
RBSCF Trust Series 2009-RR2, Class WBB, 6.18% (B), 02/16/2051 (A)	215,679	215,562
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
3.39%, 01/26/2036 (A) (B)	760,513	768,239
Series 2009-7, Class 5A4,
1.38% (B), 06/26/2037 (A)	684,146	656,166
SCG Trust Series 2013-SRP1, Class AJ, 2.94% (B), 11/15/2026 (A)	6,570,000	6,528,729
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.33%, 07/25/2035 (B)	551,540	440,023
Series 2007-3, Class 3A1,
3.50%, 04/25/2047 (B)	1,461,605	1,128,047
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1.69% (B), 01/19/2034	41,161	39,658
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	7,661,320	7,731,482
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	1,844,461	1,852,208
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	8,206,637	8,239,968
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	4,828,690	4,845,182
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	5,034,789	5,042,248
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	9,104,924	9,044,599
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	6,178,266	6,127,554
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	6,983,000	7,163,742
Voyager BRSTN Delaware Trust, Interest Only STRIPS Series 2009-1, Class UAU7, 1.23% (B), 12/26/2036 (A)	84,572	83,260
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 3.49% (B), 06/15/2029 (A)	3,245,000	3,252,461

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1.28% (B), 07/25/2045	$ 52,598	$ 50,585
Series 2007-OA6, Class 1A1B,
1.45% (B), 07/25/2047	704,945	193,874
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	3,040,886
Wells Fargo Mortgage-Backed Securities Trust Series 2003-N, Class 1A2, 2.86%, 12/25/2033 (B)	689,556	692,196

Total Mortgage-Backed Securities (Cost $341,073,502)		340,764,288

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.6%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	340,000	474,541
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	3,904,738
7.60%, 11/01/2040	4,320,000	6,483,715
7.70%, 11/01/2030	1,650,000	1,943,799
7.95%, 03/01/2036	5,350,000	6,141,425
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	315,000	313,586

		19,261,804

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	295,000	345,894

Illinois - 0.0% (E)
State of Illinois, General Obligation Unlimited, 5.10%, 06/01/2033	670,000	602,009

New Jersey - 0.0% (E)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	431,000	623,717

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	355,000	478,434
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	340,000	450,619
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	330,000	399,392

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	$ 570,000	$ 644,761

		1,973,206

Total Municipal Government Obligations (Cost $23,231,905)		22,806,630

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.2%
Federal Home Loan Mortgage Corp.
2.72% (B), 05/01/2037	74,746	77,534
2.85% (B), 02/01/2037	40,872	42,414
2.89% (B), 04/01/2037	135,718	141,338
2.99% (B), 09/01/2035	947,888	1,004,008
3.04% (B), 09/01/2037	21,513	22,940
3.27% (B), 01/01/2038	176,125	186,724
3.36% (B), 12/01/2034	18,439	19,720
3.37% (B), 05/01/2037	95,691	101,104
3.64% (B), 02/01/2041	540,421	573,746
5.00%, 08/01/2035 - 12/01/2035	2,712,771	3,009,496
5.50%, 11/01/2038 - 06/01/2041	1,859,816	2,074,378
6.00%, 05/01/2031	469,426	541,522
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,784,902
2.28% (B), 08/01/2037	8,580	8,798
2.50%, TBA (F) (G)	26,258,000	26,408,779
2.78% (B), 08/01/2034 - 01/01/2035	30,147	31,325
3.00%, TBA (F) (G)	216,976,000	218,229,284
3.08% (B), 08/01/2035	56,682	60,024
3.47% (B), 03/01/2041	365,473	386,656
3.50%, 07/01/2028 - 01/01/2029	4,040,029	4,249,355
3.50%, TBA (F) (G)	134,520,000	138,310,852
3.57% (B), 03/01/2041	135,705	142,732
4.00%, 06/01/2042	1,345,597	1,425,995
4.00%, TBA (F) (G)	31,930,000	33,556,434
4.50%, 02/01/2025 - 06/01/2026	2,372,651	2,502,551
5.00%, 04/01/2039 - 11/01/2039	18,268,626	20,328,557
5.00%, TBA (F) (G)	15,853,000	17,344,043
5.50%, 04/01/2036 - 12/01/2041	9,222,641	10,534,265
6.00%, 02/01/2034 - 02/01/2041	11,381,715	13,075,181
6.50%, 06/01/2038 - 05/01/2040	2,921,061	3,334,426
Government National Mortgage Association, Interest Only STRIPS 0.80% (B), 02/16/2053	7,028,824	349,468

Total U.S. Government Agency Obligations (Cost $502,604,319)		503,858,551

U.S. GOVERNMENT OBLIGATIONS - 22.1%
U.S. Treasury - 19.8%
U.S. Treasury Bond
2.25%, 08/15/2046	35,828,000	30,756,117
2.50%, 02/15/2045 - 05/15/2046	35,720,200	32,533,435
2.75%, 08/15/2042	21,383,500	20,655,969
2.88%, 08/15/2045	11,479,000	11,284,397
3.00%, 05/15/2042	3,000,000	3,038,673
3.13%, 02/15/2042	23,835,800	24,707,285
3.50%, 02/15/2039	22,146,100	24,699,811
3.63%, 02/15/2044	42,509,600	47,981,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
4.50%, 02/15/2036	$ 23,218,200	$ 29,780,058
4.75%, 02/15/2037	26,581,000	35,111,853
5.25%, 02/15/2029	24,537,100	31,760,209
U.S. Treasury Note
0.50%, 07/31/2017	7,879,300	7,871,909
0.63%, 09/30/2017	16,122,300	16,097,117
1.00%, 09/15/2017 - 11/30/2019	60,859,800	60,735,749
1.13%, 06/30/2021 - 09/30/2021	6,560,000	6,398,715
1.25%, 11/30/2018	38,912,600	38,929,332
1.50%, 08/15/2026	4,355,000	4,072,604
1.63%, 03/31/2019 - 05/15/2026	63,803,200	62,734,630
1.75%, 11/30/2021 - 05/15/2023	22,226,000	21,961,653
1.88%, 11/30/2021	20,724,100	20,812,343
2.00%, 12/31/2021 - 02/15/2025	31,688,900	31,501,103
2.25%, 11/15/2024	11,637,900	11,716,095
2.50%, 08/15/2023 - 05/15/2024	39,580,200	40,649,976

		615,790,086

U.S. Treasury Inflation-Protected Securities - 2.3%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	9,192,264	10,458,251
2.50%, 01/15/2029	21,187,468	26,062,683
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	35,507,582	36,496,539

		73,017,473

Total U.S. Government Obligations (Cost $691,205,130)		688,807,559

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII 7.54% (B)	60,502	1,587,573
CoBank ACB Series F, 6.25% (B)	6,000	619,125

		2,206,698

Capital Markets - 0.0% (E)
State Street Corp. Series D, 5.90% (B)	23,039	648,317

Electric Utilities - 0.0% (E)
SCE Trust III Series H, 5.75% (B)	7,998	226,343

Thrifts & Mortgage Finance - 0.0% (E)
Federal Home Loan Mortgage Corp. Series Z, 8.38% (B) (H)	93,300	667,095
Federal National Mortgage Association
Series O, 0.00% (B) (H)	1,300	16,172
Series S, 8.25% (B) (H)	81,175	595,013

		1,278,280

Total Preferred Stocks (Cost $4,235,684)		4,359,638

	Principal	Value
COMMERCIAL PAPER - 10.6%
Banks - 0.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.11% (I), 06/15/2017	$ 24,000,000	$ 23,967,300

Diversified Financial Services - 8.2%
Alpine Securitization, Ltd. 1.24% (I), 08/02/2017	30,000,000	29,905,450
Anglesea Funding PLC 1.14% (I), 06/15/2017	24,100,000	24,066,260
Atlantic Asset Securitization LLC 1.19% (I), 08/22/2017	20,225,000	20,150,724
Barton Capital Corp. 1.17% (I), 06/15/2017	21,380,000	21,349,266
Gotham Funding Corp. 1.07% (I), 06/15/2017	24,100,000	24,068,368
Kells Funding LLC 1.14% (I), 08/04/2017	30,000,000	29,911,333
Liberty Funding LLC
1.14% (I), 06/01/2017	14,500,000	14,486,016
1.15% (I), 07/10/2017	15,000,000	14,967,042
Mont Blanc Capital Corp. 1.16% (I), 07/05/2017	4,000,000	3,991,767
Nieuw Amsterdam Receivable 1.01% (I), 06/19/2017	18,275,000	18,250,374
Sheffield Receivable 1.25% (I), 07/10/2017	6,500,000	6,484,454
Sheffield Receivables Corp. 1.24% (I), 06/29/2017	23,000,000	22,954,013
Victory Receivables Corp. 1.10% (I), 06/15/2017	24,100,000	24,067,465

		254,652,532

Machinery - 0.6%
Caterpillar Financial Services Corp. 1.17% (I), 05/08/2017	19,500,000	19,495,640

Software - 1.0%
Manhattan Asset Funding Co. LLC 1.01% (I), 05/25/2017	30,000,000	29,980,000

Total Commercial Paper (Cost $328,095,472)		328,095,472

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Bank Discount Notes
0.00% (I) (J), 05/10/2017	27,000,000	26,995,005
0.07% (I), 05/10/2017	3,291,557	3,290,948
0.08% (I), 05/10/2017	5,008,443	5,007,516
0.14% (I), 05/26/2017	550,000	549,717
0.25% (I), 05/26/2017	99,143	99,092
0.26% (I), 05/26/2017	150,857	150,780

Total Short-Term U.S. Government Agency Obligations (Cost $36,098,994)		36,093,058

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bill
0.11% (I), 05/11/2017 (D)	6,060,000	6,058,885
0.16% (I), 05/11/2017 (D)	11,275,001	11,272,926
0.20% (I), 05/25/2017 (D)	14,500,000	14,493,504
0.24% (I), 05/25/2017 (D)	401,000	400,820
0.80% (I), 07/20/2017	2,405,000	2,400,868

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.81% (I), 07/13/2017 (D)	$ 35,100,000	$ 35,047,139

Total Short-Term U.S. Government Obligations (Cost $69,656,941)		69,674,142

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (I)	86,778,380	86,778,380

Total Securities Lending Collateral (Cost $86,778,380)		86,778,380

Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.09% (I), dated 04/28/2017, to be repurchased at $48,464,325 on 05/01/2017. Collateralized by U.S. Government Obligations, 1.13% - 1.50%, due 03/31/2020 - 05/31/2020, and with a total value  of $49,435,791.

$ 48,463,962	$ 48,463,962

Total Repurchase Agreement (Cost $48,463,962)	48,463,962

Total Investments (Cost $3,599,527,212) (K)	3,604,931,561
Net Other Assets (Liabilities) - (15.9)%	(495,045,477)

Net Assets - 100.0%	$ 3,109,886,084

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$205,786,208	$—	$205,786,208
Corporate Debt Securities	—	1,237,684,708	—	1,237,684,708
Foreign Government Obligations	—	31,758,965	—	31,758,965
Mortgage-Backed Securities	—	340,764,288	—	340,764,288
Municipal Government Obligations	—	22,806,630	—	22,806,630
U.S. Government Agency Obligations	—	503,858,551	—	503,858,551
U.S. Government Obligations	—	688,807,559	—	688,807,559
Preferred Stocks	4,359,638	—	—	4,359,638
Commercial Paper	—	328,095,472	—	328,095,472
Short-Term U.S. Government Agency Obligations	—	36,093,058	—	36,093,058
Short-Term U.S. Government Obligations	—	69,674,142	—	69,674,142
Securities Lending Collateral	86,778,380	—	—	86,778,380
Repurchase Agreement	—	48,463,962	—	48,463,962

Total Investments	$91,138,018	$3,513,793,543	$—	$3,604,931,561

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $789,348,331, representing 25.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $85,026,894. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(G)	Cash deposit due to broker in the amount of $1,449,343 has been segregated as collateral for open TBA commitment transactions.
(H)	Non-income producing securities.
(I)	Rates disclosed reflect the yields at April 30, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Percentage rounds to less than 0.01% or (0.01)%.
(K)	Aggregate cost for federal income tax purposes is $3,599,177,137. Aggregate gross unrealized appreciation and depreciation for all securities is $25,682,787 and $19,928,363, respectively. Net unrealized appreciation for tax purposes is $5,754,424.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 91.2%
Alabama - 0.2%
Alabama State University, Revenue Bonds, AGC, 4.25%, 05/01/2021	$ 25,000	$ 25,993
City of Orange Beach, General Obligation Limited, 2.00%, 05/01/2017	100,000	100,009
County of Jefferson, Revenue Bonds
Series A, AGM-CR,
5.25%, 01/01/2023	300,000	301,011
5.50%, 01/01/2022	85,000	85,286
Foley Utilities Board, Revenue Bonds, 4.00%, 11/01/2017	175,000	177,776
Jasper Water Works & Sewer Board, Inc., Revenue Bonds, 5.00%, 06/01/2022	420,000	471,005
Marshall County Board of Education, Special Tax AGM, 4.00%, 03/01/2031 - 03/01/2032	1,035,000	1,086,755

		2,247,835

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
5.00%, 06/01/2018	180,000	187,884
Series B, NATL-RE,
5.00%, 12/01/2020	100,000	102,436
Series D,
5.00%, 12/01/2025	1,425,000	1,692,472
City of Anchorage Water Revenue, Revenue Bonds, 5.00%, 05/01/2019	120,000	129,229
North Slope Borough Service Area 10, Revenue Bonds, 5.00%, 06/30/2022	535,000	601,458
State of Alaska International Airports System, Revenue Bonds, Series A, 5.00%, 10/01/2031	65,000	74,250

		2,787,729

Arizona - 1.5%
Arizona Board of Regents, Certificate of Participation
NATL,
5.00%, 07/01/2019	225,000	226,544
Series A,
5.00%, 06/01/2019	150,000	161,592
Arizona Transportation Board, Revenue Bonds, 5.25%, 07/01/2020	325,000	354,123
BluePath Trust, Revenue Bonds, 2.75%, 09/01/2026 (A) (B) (C)	5,871,559	5,771,331
City of Phoenix Civic Improvement Corp., Revenue Bonds, NATL, 5.00%, 07/01/2018	100,000	100,730

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Coconino County Community College District, General Obligation Unlimited, 3.50%, 07/01/2017	$ 200,000	$ 200,904
County of Maricopa, Certificate of Participation, 3.00%, 07/01/2017	800,000	803,024
County of Pima, Certificate of Participation 5.00%, 12/01/2017 - 12/01/2026	135,000	142,833
County of Pima, Revenue Bonds, 5.00%, 07/01/2017	125,000	125,915
County of Pima Sewer System Revenue, Revenue Bonds, Series A, 5.00%, 07/01/2019	25,000	27,129
County of Santa Cruz, Revenue Bonds, AGM, 4.00%, 07/01/2026	140,000	159,998
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,850,000	2,738,650
3.88%, 07/01/2021 (A)	200,000	197,446
5.00%, 07/01/2036	1,625,000	1,733,761
Industrial Development Authority of the County of Pima, Revenue Bonds, Series R, 2.88%, 07/01/2021	390,000	385,901
La Paz County Industrial Development Authority, Revenue Bonds Series A, 5.00%, 02/15/2021 - 02/15/2026 (A) (B)	2,135,000	2,345,530
Madison Elementary School District No. 38, General Obligation Unlimited, Series A, 3.00%, 07/01/2017	160,000	160,602
Maricopa County Community College District, General Obligation Unlimited, Series C, 5.00%, 07/01/2020	150,000	162,638
Maricopa County Elementary School District No. 25, General Obligation Unlimited, Series A, BAM, 4.00%, 07/01/2024	135,000	151,952
Maricopa County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 01/01/2034	450,000	488,452
Maricopa County Unified School District No. 69, General Obligation Limited, 3.00%, 07/01/2017	450,000	451,710
Maricopa County Unified School District No. 69, General Obligation Unlimited, Series D, 3.00%, 07/01/2017	145,000	145,551
Maricopa County Unified School District No. 89, General Obligation Limited, 5.00%, 07/01/2023	40,000	47,129

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Pinal County Electrical District No. 4, Revenue Bonds AGM, 5.00%, 12/01/2022 - 12/01/2025	$ 405,000	$ 471,660
State of Arizona, Certificate of Participation, Series B, AGM, 5.00%, 10/01/2017	390,000	396,825
Yavapai County Elementary School District No. 6, General Obligation Unlimited, Series A, BAM, 4.00%, 07/01/2026	260,000	289,284

		18,241,214

Arkansas - 0.0% (D)
Arkansas Development Finance Authority, Revenue Bonds, AMBAC, Zero Coupon, 07/01/2026	205,000	159,851

California - 9.7%
Acalanes Union High School District, General Obligation Unlimited, Series C, Zero Coupon, 08/01/2026	235,000	183,822
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	1,675,000	1,701,833
5.00%, 10/01/2036	200,000	224,416
Alisal Union School District, General Obligation Unlimited Series A, BAM, Zero Coupon, 08/01/2033 - 08/01/2034 (E)	500,000	248,738
Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, AGM, 5.00%, 09/01/2024 - 09/01/2026	2,160,000	2,565,002
Baldwin Park/Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
2.50%, 10/01/2025 - 10/01/2026	240,000	240,610
3.00%, 10/01/2032 - 10/01/2033	300,000	274,990
4.00%, 10/01/2027	185,000	206,155
Bay Area Toll Authority, Revenue Bonds, Series B, 1.50% (F), 04/01/2047	450,000	451,062
Brentwood Infrastructure Financing Authority, Revenue Bonds, 4.00%, 07/01/2018	100,000	103,638
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds, 5.00%, 09/01/2025	140,000	170,262
Calexico Financing Authority, Revenue Bonds, AGM, 4.00%, 04/01/2024	515,000	580,498

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California City Redevelopment Agency Successor Agency, Tax Allocation, AGM, 3.25%, 09/01/2026	$ 130,000	$ 134,911
California Community College Financing Authority, Revenue Bonds
Series A, BAM,
2.38%, 06/01/2030	210,000	188,792
2.50%, 06/01/2031	220,000	197,056
California Health Facilities Financing Authority, Revenue Bonds
5.00%, 08/15/2017	100,000	101,212
Series B,
5.00%, 11/15/2031	265,000	309,912
Series C,
5.88%, 11/01/2023	320,000	397,226
Series D,
5.00%, 08/15/2022	25,000	28,916
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A) (C)	750,000	777,622
Series A,
3.50%, 10/01/2020	330,000	335,201
4.00%, 11/01/2017 (A)	415,000	418,283
California School Finance Authority, Revenue Bonds
Series A,
3.00%, 07/01/2017 - 07/01/2018 (A)	1,350,000	1,361,404
4.00%, 08/01/2025 (A)	450,000	469,278
California State Public Works Board, Revenue Bonds, Series F, 5.00%, 09/01/2017	100,000	101,400
California State University, Revenue Bonds, Series A, 4.00%, 11/01/2034	430,000	453,977
California Statewide Communities Development Authority, Revenue Bonds
1.90% (F), 04/01/2028	75,000	75,926
2.63% (F), 11/01/2033	2,000,000	2,048,240
AGM,
5.00%, 10/01/2026	520,000	605,290
Series A,
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	853,163
5.50%, 07/01/2030	115,000	115,921
Series B,
5.00%, 07/01/2030	445,000	499,949
Calleguas Municipal Water District, Revenue Bonds, Series A, 4.00%, 07/01/2017	160,000	160,898
Chino Basin Desalter Authority, Revenue Bonds, Series A, AGC, 5.00%, 06/01/2018	100,000	104,563

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Chula Vista Redevelopment Agency Successor Agency, Tax Allocation, AGM, 4.00%, 10/01/2035	$ 1,235,000	$ 1,291,254
City of Escondido, Special Tax, Series E, BAM, 5.00%, 09/01/2027	570,000	668,861
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	144,105
4.00%, 09/02/2021 - 09/02/2022	315,000	338,865
City of Rancho Cordova, Certificate of Participation, Series A, AGM, 5.00%, 02/01/2030	345,000	398,506
City of Visalia, Certificate of Participation, AGM, 5.00%, 12/01/2024	360,000	432,641
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	82,543
Series A, AGM,
4.00%, 09/01/2031 - 09/01/2032	1,060,000	1,133,645
5.00%, 09/01/2029 - 09/01/2030	2,170,000	2,548,912
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	58,120
5.00%, 02/01/2029 - 02/01/2030	650,000	762,515
Compton Community College District, General Obligation Unlimited, BAM, 5.00%, 07/01/2024	605,000	723,290
Contra Costa Water District, Revenue Bonds, Series R, 5.00%, 10/01/2017	100,000	101,806
Corning Union High School District, General Obligation Unlimited, Series A, AGM, 3.00%, 08/01/2019	110,000	114,317
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	895,000	920,029
3.13%, 09/01/2027	755,000	765,291
5.00%, 09/01/2021 - 09/01/2024	3,110,000	3,628,016
County of Santa Cruz, Certificate of Participation 4.00%, 08/01/2032 - 08/01/2033	760,000	797,326
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax Series A, AGM, 4.00%, 09/01/2029 - 09/01/2030	860,000	911,335
Davis Joint Unified School District, Certificate of Participation, BAM, 4.00%, 08/01/2024	95,000	107,323

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Dry Creek Joint Elementary School District, Special Tax, AGM, 5.00%, 09/01/2024	$ 190,000	$ 224,228
Elk Grove Unified School District, Certificate of Participation BAM, 5.00%, 02/01/2027 - 02/01/2029	4,725,000	5,640,018
Etiwanda School District, Special Tax
2.00%, 09/01/2018 - 09/01/2020	100,000	100,954
3.00%, 09/01/2021 - 09/01/2022	185,000	190,614
3.50%, 09/01/2023	75,000	77,453
Eureka Public Financing Authority, Revenue Bonds, 4.50%, 10/01/2017	160,000	162,426
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM,
2.00%, 08/15/2019 - 08/15/2020	4,550,000	4,593,119
2.25%, 08/15/2021 - 08/15/2023	6,945,000	6,994,193
Gilroy Unified School District, Certificate of Participation, BAM, 4.00%, 04/01/2032	800,000	832,912
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
4.50%, 06/01/2017 - 06/01/2027	520,000	521,726
5.00%, 06/01/2022 - 06/01/2024	7,500,000	8,648,570
Hacienda La Puente Unified School District, Certificate of Participation, AGM, 5.00%, 06/01/2024	250,000	299,460
Hesperia Unified School District, Certificate of Participation, BAM, 3.00%, 02/01/2033	375,000	352,110
Kern Community College District, Certificate of Participation, BAM, 5.00%, 06/01/2027	845,000	1,004,553
Kern Community College District, General Obligation Unlimited, 5.00%, 11/01/2018	100,000	106,081
La Quinta Redevelopment Agency Successor Agency, Tax Allocation, Series A, 5.00%, 09/01/2021	35,000	39,944
Lancaster Redevelopment Agency Successor Agency, Tax Allocation, Series A, 2.38%, 08/01/2028	2,910,000	2,636,344
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation, Series E, AGM, 5.00%, 12/01/2022	50,000	58,190

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	$ 480,000	$ 506,093
5.00%, 09/01/2023	425,000	489,897
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	2,465,000	2,822,542
Metropolitan Water District of Southern California, Revenue Bonds, Series G-2, 3.00% (F), 07/01/2037	100,000	100,386
Municipal Improvement Corp. of Los Angeles, Revenue Bonds, Series B, 3.50%, 05/01/2017	100,000	100,023
Norwalk-La Mirada Unified School District, General Obligation Unlimited, AGM, 4.75%, 08/01/2018	270,000	282,903
Oakdale Public Financing Authority, Special Tax
2.63%, 09/01/2022	110,000	113,295
3.00%, 09/01/2024	265,000	273,944
Panama-Buena Vista Union School District, Certificate of Participation
BAM,
4.00%, 09/01/2018	325,000	337,883
5.00%, 09/01/2024	265,000	317,489
Pasadena Unified School District, General Obligation Unlimited, 2.00%, 08/01/2017	150,000	150,450
Peralta Community College District, General Obligation Unlimited Series D, 3.50%, 08/01/2032 - 08/01/2034	6,405,000	6,518,365
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation, Series A, AGM, 5.00%, 09/01/2022	425,000	492,469
Placerville Union School District, General Obligation Unlimited, BAM, 3.00%, 08/01/2033	150,000	140,970
Ramona Unified School District Community Facilities District No. 92-1, Certificate of Participation, BAM, 4.00%, 05/01/2027	125,000	137,644
Rio Elementary School District Community Facilities District, Special Tax BAM, 5.00%, 09/01/2029 - 09/01/2032	1,800,000	2,102,871
Riverside County Redevelopment Successor Agency, Tax Allocation, Series C, AGM, 5.00%, 10/01/2022	415,000	484,039

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Riverside Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 09/01/2020 - 09/01/2026	$ 245,000	$ 283,738
Roseville Joint Union High School District, General Obligation Unlimited Series B, Zero Coupon, 08/01/2030 - 08/01/2034	1,895,000	1,043,212
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation Series B, AGM, 5.00%, 09/01/2025 - 09/01/2028	1,235,000	1,455,744
San Diego Public Facilities Financing Authority, Revenue Bonds, 5.00%, 10/15/2026	490,000	585,770
San Gorgonio Memorial Health Care District, General Obligation Unlimited, 5.00%, 08/01/2024	135,000	159,968
San Jose Unified School District, General Obligation Unlimited, 3.00%, 08/01/2017	100,000	100,577
San Leandro Redevelopment Agency Successor Agency, Tax Allocation, 5.00%, 09/01/2027	310,000	365,623
Santa Clara County Financing Authority, Revenue Bonds, AMBAC, 5.75%, 02/01/2041	165,000	167,086
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation, AGM, 5.00%, 10/01/2023	985,000	1,144,422
Santa Margarita-Dana Point Authority, Special Assessment, Series 2A, 5.00%, 08/01/2017	100,000	101,082
Snowline Joint Unified School District, Special Tax Series A, 3.00%, 09/01/2021 - 09/01/2022	535,000	553,586
South Tahoe Redevelopment Agency, Special Tax, Series 2001-1, 3.38%, 10/01/2021	110,000	113,396
State of California, General Obligation Unlimited
5.00%, 06/01/2037	125,000	125,485
NATL,
4.20%, 06/01/2018	100,000	100,310
State of California Department of Veterans Affairs, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,950,000	5,791,670
3.25%, 12/01/2036	5,900,000	5,500,865
State of California Department of Water Resources, Revenue Bonds, 5.00%, 12/01/2027	140,000	146,404

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Stockton Public Financing Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	$ 230,000	$ 250,171
Series A, NATL,
5.00%, 10/01/2031	20,000	20,058
Stockton Public Financing Authority, Special Tax, Series A, BAM, 4.00%, 09/02/2030	1,310,000	1,396,932
Stockton Unified School District, General Obligation Unlimited, Series A, BAM, 5.00%, 08/01/2024	100,000	119,904
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM,
4.00%, 09/01/2018	150,000	155,905
5.00%, 09/01/2022	50,000	58,381
Sutter Union High School District, General Obligation Unlimited BAM, Zero Coupon, 08/01/2027 - 08/01/2028	400,000	283,546
University of California, Revenue Bonds
Series Q,
4.00%, 05/15/2017	150,000	150,232
5.25%, 05/15/2028	400,000	404,848
Vacaville Redevelopment Agency Successor Agency, Tax Allocation, Series A, AGM, 2.75%, 09/01/2031	140,000	128,348
Vacaville Unified School District, Certificate of Participation
AGM,
3.00%, 12/01/2022	155,000	164,878
4.00%, 12/01/2023 - 12/01/2025	615,000	695,355
Vallejo City Unified School District, Special Tax, AGM, 5.00%, 09/01/2019	100,000	100,301
Victor Valley Union High School District, Certificate of Participation
Series A, BAM,
2.00%, 11/15/2025	555,000	536,235
2.13%, 11/15/2026	200,000	191,634
2.38%, 11/15/2027	380,000	366,134
Victor Valley Union High School District, General Obligation Unlimited
Series B, AGM,
2.50%, 08/01/2031	335,000	298,435
4.00%, 08/01/2032	620,000	652,835
Walnut Energy Center Authority, Revenue Bonds, 4.00%, 01/01/2018	100,000	102,074

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Washington Township Health Care District, General Obligation Unlimited Series DT, 4.00%, 08/01/2032 - 08/01/2036	$ 2,425,000	$ 2,532,600
Washington Unified School District, General Obligation Unlimited, AGM, 4.00%, 08/01/2024	110,000	124,269
West Hill Community College District, General Obligation Unlimited Series C, BAM, 5.00%, 08/01/2021 - 08/01/2026	810,000	961,939
Whittier Union High School District, General Obligation Unlimited Zero Coupon, 08/01/2026 - 08/01/2028	12,365,000	8,910,686

		116,817,662

Colorado - 1.8%
Beacon Point Metropolitan District, General Obligation Unlimited, AGM, 4.00%, 12/01/2021	70,000	75,584
Centerra Metropolitan District No. 1, Tax Allocation
2.70%, 12/01/2019 (B)	705,000	706,572
5.00%, 12/01/2029 (B)	2,500,000	2,669,875
City of Arvada, Certificate of Participation 4.00%, 12/01/2030 - 12/01/2034	2,665,000	2,843,631
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2019 - 08/01/2026	1,290,000	1,376,597
5.00%, 06/15/2029 - 08/01/2036	3,685,000	4,099,471
Series A,
3.00%, 12/01/2020	145,000	148,586
5.00%, 12/15/2031	400,000	445,908
Series C,
2.00%, 12/15/2017 (A) (C)	255,000	254,442
Colorado Health Facilities Authority, Revenue Bonds
Zero Coupon, 07/15/2022	1,130,000	1,032,097
4.00%, 05/15/2029	2,000,000	2,159,760
Colorado Higher Education, Certificate of Participation, Series A, 5.00%, 11/01/2026	50,000	61,104
Colorado School of Mines, Revenue Bonds, 3.00%, 08/01/2017	435,000	437,392
El Paso County School District No. 49, Certificate of Participation, 5.00%, 12/15/2019	1,130,000	1,235,237
Gateway Regional Metropolitan District, General Obligation Limited AGM, 3.00%, 12/01/2032 - 12/01/2036	295,000	276,659
Heather Ridge Metropolitan District No. 1, General Obligation Unlimited, AGM, 3.00%, 12/01/2035	115,000	104,541

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
SBC Metropolitan District, General Obligation Unlimited, AGM, 3.00%, 12/01/2017	$ 205,000	$ 207,189
Solaris Metropolitan District No. 3, General Obligation Limited, Series A, 3.75%, 12/01/2026 (B)	640,000	628,090
Southglenn Metropolitan District, General Obligation Limited, 3.00%, 12/01/2021 (B)	1,000,000	983,110
Southlands Metropolitan District No. 1, General Obligation Limited
AGC,
4.75%, 12/01/2027	500,000	510,120
5.25%, 12/01/2034	675,000	686,752
Thornton Development Authority, Tax Allocation
4.00%, 12/01/2019	400,000	426,216
5.00%, 12/01/2022	400,000	461,420

		21,830,353

Connecticut - 2.5%
City of Bridgeport, General Obligation Unlimited, Series C, AGM, 5.00%, 08/15/2024	1,275,000	1,473,058
City of Hartford, General Obligation Unlimited
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2026	510,000	574,515
Series A, BAM,
3.00%, 12/01/2028 - 12/01/2029	960,000	891,876
4.00%, 12/01/2027	515,000	541,641
5.00%, 12/01/2021 - 12/01/2026	13,870,000	15,825,969
Series A, BAM-TCRS,
5.00%, 04/01/2025	1,625,000	1,771,201
Series B,
2.50%, 07/15/2019	50,000	49,494
Series C, AGM,
5.00%, 07/15/2023	1,400,000	1,587,320
Series C, BAM,
5.00%, 08/15/2021	350,000	388,108
City of New Britain, General Obligation Unlimited, Series A, BAM, 5.00%, 03/01/2025	240,000	282,922
City of New Haven, General Obligation Unlimited, Series B, BAM, 5.00%, 08/15/2025	385,000	437,472
Connecticut Housing Finance Authority, Revenue Bonds
Series A-1,
3.10%, 05/15/2028	2,115,000	2,154,614
Series A-4,
1.40%, 11/15/2019	1,000,000	1,002,190
Series B1,
2.40%, 11/15/2026	90,000	89,089
Series B3,
2.40%, 05/15/2026	55,000	54,780

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds
1.65% (F), 11/15/2029	$ 1,735,000	$ 1,740,760
AGM,
5.00%, 07/01/2017	100,000	100,687
Series B, AGC,
5.50%, 07/01/2032	250,000	250,420
Series M,
5.00%, 07/01/2017	300,000	302,088
State of Connecticut, General Obligation Unlimited, Series A, 5.00%, 10/15/2017	100,000	101,898
State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 3.00%, 08/01/2017	665,000	668,677
Town of South Windsor, General Obligation Unlimited, 2.00%, 02/15/2019	200,000	200,164
Town of Windsor Locks, General Obligation Unlimited, Series A, 3.00%, 08/01/2017	175,000	175,975
University of Connecticut, Revenue Bonds, Series A, 5.00%, 11/15/2023	25,000	27,355

		30,692,273

Delaware - 0.0% (D)
Delaware State Economic Development Authority, Revenue Bonds, 4.63%, 09/01/2034	545,000	553,279

District of Columbia - 0.1%
District of Columbia, Revenue Bonds
4.00%, 12/01/2017	245,000	249,319
Series B,
4.70% (F), 04/01/2031	100,000	103,478
Series B, AGM,
5.00%, 08/15/2038	100,000	101,227
Series C,
4.00%, 12/01/2021	25,000	27,841
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, 5.00%, 10/01/2023	25,000	29,347
Metropolitan Washington Airports Authority, Revenue Bonds
Series A,
5.00%, 10/01/2020	25,000	28,044
Series C,
5.00%, 10/01/2019	55,000	59,993

		599,249

Florida - 3.8%
Bay County School Board, Certificate of Participation, Series A, AMBAC, 4.40%, 07/01/2022	150,000	150,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	$ 360,000	$ 359,942
4.25%, 07/01/2021 (A)	435,000	435,722
Capital Trust Agency, Inc., Revenue Bonds, Series A, 4.50%, 07/01/2034	2,320,000	2,334,082
Citizens Property Insurance Corp., Revenue Bonds
Series A-1, AGM,
4.00%, 06/01/2018	135,000	139,655
5.00%, 06/01/2017	375,000	376,414
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022 (E)	1,000,000	989,110
2.25%, 09/01/2023 (E)	1,000,000	982,970
2.75%, 09/01/2025 - 09/01/2026 (E)	2,160,000	2,119,097
City of Fernandina Beach Utility System Revenue, Revenue Bonds, Series A, 5.00%, 09/01/2019	30,000	32,469
City of Fort Myers, Revenue Bonds 4.00%, 12/01/2029 - 12/01/2034	1,545,000	1,615,047
City of Gulf Breeze, Revenue Bonds, Series L, 3.10%, 12/01/2020	100,000	104,821
City of Jacksonville, Revenue Bonds
3.00%, 10/01/2026	575,000	588,898
4.00%, 10/01/2029	965,000	1,042,132
5.50%, 10/01/2028	100,000	106,431
City of North Port, Special Assessment, BAM, 5.00%, 07/01/2020	90,000	99,581
City of Pompano Beach, Revenue Bonds, 4.00%, 09/01/2020	315,000	336,943
City of Riviera Beach, Revenue Bonds, BAM, 3.00%, 10/01/2022	125,000	133,454
City of Tampa, Revenue Bonds
5.00%, 07/01/2024	870,000	1,009,861
Series A,
5.00%, 11/15/2025	25,000	28,434
Columbia County School Board, Certificate of Participation, Series A, BAM, 5.00%, 07/01/2026	640,000	742,733
County of Miami-Dade Aviation Revenue, Revenue Bonds, 5.00%, 10/01/2029	750,000	875,520
County of Miami-Dade Transit System, Revenue Bonds, Series A, 5.00%, 07/01/2019	100,000	108,200
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds, Series B, AGM, 5.25%, 10/01/2017	100,000	101,868

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
County of Osceola, Revenue Bonds, AGC, 4.00%, 10/01/2017	$ 150,000	$ 151,958
Escambia County School Board, Revenue Bonds, 4.00%, 09/01/2019	120,000	127,838
Flagler County School District, Certificate of Participation, Series A, AGM, 5.00%, 08/01/2018	25,000	26,202
Florida Department of Environmental Protection, Revenue Bonds
Series A,
5.00%, 07/01/2022	55,000	64,267
Series B,
5.25%, 07/01/2017	600,000	604,620
Florida Department of Management Services, Certificate of Participation, Series A, 5.00%, 08/01/2019	35,000	37,092
Florida Higher Educational Facilities Financial Authority, Revenue Bonds 5.00%, 04/01/2035 - 04/01/2036	1,200,000	1,305,964
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
3.75%, 07/01/2035	2,875,000	2,975,797
Series A, GNMA, FNMA, FHLMC,
2.25%, 07/01/2022	165,000	170,557
Florida Municipal Power Agency, Revenue Bonds, Series A, 5.00%, 10/01/2018	25,000	26,386
Florida’s Turnpike Enterprise, Revenue Bonds, Series A, 5.00%, 07/01/2019	125,000	127,160
Greater Orlando Aviation Authority, Revenue Bonds, Series A, 3.60%, 10/01/2018	40,000	41,427
JEA Electric System Revenue, Revenue Bonds, Series D1, 5.00%, 10/01/2018	100,000	105,637
Kissimmee Utility Authority, Revenue Bonds, AGM, 5.25%, 10/01/2018	100,000	105,785
Manatee County School District, Certificate of Participation, NATL, 5.00%, 07/01/2023	250,000	251,803
Martin County School District, Certificate of Participation, Series A, AGM, 5.00%, 07/01/2017	100,000	100,691
Miami-Dade County Industrial Development Authority, Revenue Bonds
1.50%, 10/01/2018	500,000	501,510
5.00%, 09/15/2034 (B)	130,000	135,196

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Mid-Bay Bridge Authority, Revenue Bonds, Series A, AMBAC, Zero Coupon, 10/01/2023	$ 350,000	$ 257,506
Northern Palm Beach County Improvement District, Special Assessment AGM, 5.00%, 08/01/2021 - 08/01/2024	1,095,000	1,259,580
Orange County Health Facilities Authority, Revenue Bonds Series A, 5.00%, 10/01/2033 - 10/01/2034	8,615,000	9,727,182
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	95,000	95,506
1.65%, 09/01/2019	95,000	95,909
Peace River Manasota Regional Water Supply Authority, Revenue Bonds, 5.00%, 10/01/2019	100,000	109,092
School Board of Miami-Dade County, Certificate of Participation, Series A, NATL, 5.00%, 05/01/2017	200,000	200,070
St. John’s River Power Park, Revenue Bonds, Series 24, 4.00%, 10/01/2017	130,000	131,758
St. Johns County School Board, Certificate of Participation, 5.00%, 07/01/2017	7,645,000	7,699,585
State of Florida, General Obligation Unlimited, 5.25%, 07/01/2019	250,000	254,463
State of Florida Lottery Revenue, Revenue Bonds
Series A,
5.00%, 07/01/2017	375,000	377,764
Series E,
5.00%, 07/01/2017	185,000	186,363
Tradition Community Development District No. 1, Special Assessment, AGM, 4.00%, 05/01/2023	525,000	574,728
Village Community Development District No. 12, Special Assessment, 3.25%, 05/01/2026	2,525,000	2,386,605
Volusia County School Board, Certificate of Participation Series A, BAM, 5.00%, 08/01/2027 - 08/01/2028	780,000	919,175
Walton County District School Board, Certificate of Participation, AGM, 5.00%, 07/01/2026	445,000	513,508

		46,463,001

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 0.3%
Carrollton Payroll Development Authority, Revenue Bonds, AGM, 3.00%, 08/01/2017	$ 100,000	$ 100,498
City of Atlanta Department of Aviation, Revenue Bonds
Series B,
5.00%, 01/01/2018	275,000	282,642
Series C,
5.00%, 01/01/2020	40,000	43,933
City of East Point, Tax Allocation, 3.00%, 08/01/2022	1,000,000	1,009,700
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	790,000	764,215
3.25%, 12/01/2037	1,430,000	1,379,864
Georgia State Road & Tollway Authority, Revenue Bonds Series A, 5.00%, 06/01/2017	405,000	406,551
Richmond County Board of Education, General Obligation Unlimited, 5.00%, 10/01/2017	100,000	101,765

		4,089,168

Guam - 0.0% (D)
Guam Government Waterworks Authority, Revenue Bonds, 4.50%, 07/01/2018	85,000	87,887

Hawaii - 0.0% (D)
State of Hawaii, General Obligation Unlimited, Series DY, 4.00%, 02/01/2018	100,000	102,381

Idaho - 0.5%
County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	4,500,000	4,291,155
Idaho Housing & Finance Association, Revenue Bonds
3.00%, 07/15/2017	200,000	200,846
Series A,
4.00%, 07/01/2026 (B)	385,000	394,956
5.00%, 06/01/2035 (B)	495,000	518,795
Series A-1, Class I,
2.75%, 07/01/2031	710,000	673,804

		6,079,556

Illinois - 15.1%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	272,262
3.25%, 02/01/2036	495,000	448,762
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,340,031
5.00%, 02/01/2029	1,495,000	1,706,916
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited, AGM, Zero Coupon, 01/01/2023	2,955,000	2,552,056

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Carol Stream Park District, General Obligation Unlimited, BAM, 5.00%, 01/01/2037	$ 1,625,000	$ 1,818,846
Central Lake County Joint Action Water Agency, Revenue Bonds, 4.00%, 05/01/2019	60,000	63,455
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited Series A, AGM, 5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,805,446
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	444,489
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	100,000	107,360
Series D, AGM,
5.00%, 12/01/2022	50,000	50,818
Chicago O’Hare International Airport, Revenue Bonds
Series A, AGM,
5.00%, 01/01/2025 - 01/01/2026	1,540,000	1,582,689
Series B,
5.00%, 01/01/2021	150,000	168,300
Series B, NATL,
5.25%, 01/01/2018	125,000	128,564
Chicago Park District, General Obligation Limited
Series B,
4.00%, 01/01/2019	25,000	25,941
5.00%, 01/01/2022	105,000	117,643
City of Berwyn, General Obligation Unlimited, Series A, AGM, 4.00%, 12/01/2018	200,000	208,504
City of Burbank, General Obligation Unlimited, BAM-TCRS, 3.70%, 12/01/2018	300,000	310,524
City of Calumet City, General Obligation Unlimited, Series A, BAM, 4.00%, 03/01/2022	1,345,000	1,468,336
City of Chicago, General Obligation Unlimited
Series A, AGM,
4.75%, 01/01/2030	100,000	100,242
5.00%, 01/01/2023 - 01/01/2026	470,000	479,049
Series C,
5.00%, 01/01/2026 - 01/01/2027	3,000,000	2,991,980
City of Chicago, Revenue Bonds AGM, 5.00%, 01/01/2019 - 01/01/2026	425,000	432,491

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	$ 750,000	$ 774,007
5.00%, 01/01/2022 - 01/01/2024	700,000	783,069
BAM-TCRS,
3.00%, 01/01/2021	475,000	490,205
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	129,075
4.00%, 11/01/2023	500,000	534,685
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,887,086
AGM-CR,
5.00%, 11/01/2027	640,000	713,536
Series A, AMBAC,
5.00%, 11/01/2021	50,000	50,161
Series A-1,
5.00%, 11/01/2024	5,000,000	5,725,550
City of Country Club Hills, General Obligation Unlimited BAM, 4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,442,513
City of Des Plaines, General Obligation Unlimited, Series B, 2.00%, 12/01/2017	745,000	749,127
City of Evanston, General Obligation Unlimited, Series C, 4.00%, 12/01/2018	50,000	51,612
City of Flora, General Obligation Unlimited BAM, 3.50%, 11/01/2022 - 11/01/2024	585,000	617,778
City of Joliet Waterworks & Sewerage Revenue, Revenue Bonds, 4.00%, 01/01/2018	500,000	509,515
City of Kankakee, General Obligation Unlimited
Series A, AGM,
3.00%, 01/01/2025	95,000	97,160
4.00%, 01/01/2026 - 01/01/2027	800,000	862,693
City of Loves Park, General Obligation Unlimited, AMBAC, 4.05%, 12/15/2018	40,000	40,406
City of Monmouth, General Obligation Unlimited, Series B, BAM, 3.00%, 12/01/2023	180,000	185,555
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	172,594
Series B, AGM,
3.00%, 11/01/2017	100,000	100,891
4.00%, 11/01/2023	40,000	44,476

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Princeton, General Obligation Unlimited, Series E, 2.50%, 12/01/2019	$ 40,000	$ 41,066
City of Rochelle Electric System Revenue, Revenue Bonds
AGM,
3.00%, 05/01/2019	310,000	319,706
4.00%, 05/01/2021	225,000	244,123
City of Springfield, General Obligation Unlimited, 5.00%, 12/01/2017	140,000	142,880
City of Sterling, General Obligation Unlimited, 3.00%, 11/01/2018	25,000	25,706
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited BAM-TCRS, 4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,145,818
Coles Cumberland Moultrie Etc. Counties Community Unit School District No. 2, Revenue Bonds, 3.35%, 12/01/2017	130,000	131,429
Cook & Will Counties Community College District No. 515, General Obligation Limited
2.00%, 12/01/2017	10,000	10,028
5.00%, 12/01/2024	70,000	80,413
Cook & Will Counties School District No. 194, General Obligation Limited, Series B, BAM, 5.00%, 12/01/2033	775,000	863,365
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2024	2,320,000	2,533,247
BAM-TCRS,
5.25%, 12/01/2027	2,110,000	2,376,620
Cook County Community College District No. 524, General Obligation Unlimited
3.00%, 12/01/2026	2,740,000	2,866,369
Series B, NATL,
5.00%, 12/01/2019	50,000	53,213
Cook County Community High School District No. 229, General Obligation Limited, 4.00%, 12/01/2023	1,505,000	1,646,244
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	92,833
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	78,690
Cook County High School District No. 205, General Obligation Limited, AGC, 5.50%, 12/01/2019	100,000	106,527
Cook County High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	796,523
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,749,666

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 100, General Obligation Unlimited, BAM, 4.00%, 12/01/2021	$ 430,000	$ 470,773
Cook County School District No. 102, Revenue Bonds, 2.63%, 01/15/2018	100,000	101,004
Cook County School District No. 109, General Obligation Limited, 4.00%, 12/01/2018	180,000	188,411
Cook County School District No. 123, General Obligation Limited, Series B, AGM, 4.00%, 12/01/2017	215,000	218,758
Cook County School District No. 149, General Obligation Limited, Series A-1, AGM, 4.00%, 12/01/2028	1,180,000	1,239,425
Cook County School District No. 157, General Obligation Unlimited Series A, AGM, Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,202,928
Cook County School District No. 158, General Obligation Limited, AGM, 3.00%, 12/01/2021	325,000	338,965
Cook County School District No. 162, General Obligation Limited, AGM, 4.00%, 12/01/2027	250,000	254,468
Cook County School District No. 162, General Obligation Unlimited, BAM, 4.00%, 12/01/2022	1,055,000	1,148,093
Cook County School District No. 163, General Obligation Limited, Series A, AGM, 5.00%, 12/15/2028	70,000	76,269
Cook County School District No. 31, General Obligation Limited, Series A, 3.00%, 12/01/2021	100,000	104,970
Cook County School District No. 81, General Obligation Unlimited, AGM, 4.00%, 12/01/2019	500,000	519,605
Cook County School District No. 84.5, General Obligation Limited, Series A, AGM, 4.50%, 12/01/2025	410,000	410,914
Cook County School District No. 87, General Obligation Limited, AGM, 4.00%, 12/01/2018	175,000	175,441
Cook County School District No. 99, General Obligation Unlimited, Series A, AGC, 5.00%, 12/01/2018	100,000	106,067

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Cook, General Obligation Unlimited
Series C,
4.25%, 11/15/2019	$ 65,000	$ 68,939
5.00%, 11/15/2020	100,000	107,355
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,685,970
Series D,
5.00%, 11/15/2019	25,000	26,980
County of Cook, Revenue Bonds, 4.00%, 11/15/2019	300,000	320,094
County of Winnebago, General Obligation Unlimited, Series C, 3.00%, 12/30/2018	50,000	51,553
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited, Series A, 2.50%, 12/30/2019	30,000	30,999
DuPage County Community High School District No. 99, General Obligation Unlimited, 5.00%, 12/01/2018	100,000	106,114
Governors State University, Certificate of Participation, AGC, 4.50%, 01/01/2019	185,000	190,964
Grundy County School District No. 54, General Obligation Unlimited, AGM-CR, 6.00%, 12/01/2024	2,300,000	2,663,400
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM,
5.00%, 08/15/2028	150,000	169,752
Series B, AGM,
5.00%, 02/15/2023	165,000	187,653
Illinois Finance Authority, Revenue Bonds
5.00%, 07/01/2017 - 03/01/2030	1,200,000	1,354,624
AGM,
Zero Coupon, 01/01/2021	75,000	69,332
4.00%, 12/01/2023	140,000	153,020
5.00%, 12/01/2036	1,900,000	2,089,126
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,715,522
Series A, AGM,
5.00%, 05/15/2019	60,000	62,246
Series A-1,
5.00% (F), 11/01/2030	110,000	120,460
Series A-2,
5.00% (F), 11/01/2030	150,000	164,603
Series B,
5.00%, 11/01/2019	40,000	43,485
5.50%, 11/01/2020	80,000	88,244
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	188,884
Series L,
4.00%, 12/01/2018	95,000	99,116

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	$ 1,556,315	$ 1,445,225
Series A,
1.10%, 06/01/2018	100,000	99,850
Series A-1,
3.00%, 02/01/2022	440,000	462,488
Illinois State Toll Highway Authority, Revenue Bonds
Series B,
5.00%, 12/01/2017	2,600,000	2,663,076
Series D,
5.00%, 01/01/2024	45,000	53,179
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited, Series A, AMBAC, BAM-TCRS, Zero Coupon, 11/01/2022	1,400,000	1,220,478
Iroquois County Community Unit School District No. 124, General Obligation Unlimited, AGM, 3.00%, 12/01/2017	140,000	141,449
Joliet Regional Port District, General Obligation Unlimited
AGM,
4.00%, 06/30/2026	270,000	291,284
Series A, AGM,
4.00%, 12/30/2024	250,000	274,828
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited, Series A, 5.00%, 01/01/2033	260,000	287,258
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited Series D, 5.00%, 01/01/2025 - 01/01/2026	130,000	149,022
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,240,000	1,341,333
5.00%, 02/01/2024 - 02/01/2025	5,200,000	6,029,610
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited, Series A, 5.00%, 12/15/2022	100,000	114,281
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited, 5.50%, 02/01/2023	300,000	356,634
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited, Series B, 3.50%, 01/01/2027	245,000	252,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited 5.00%, 01/01/2021 - 01/01/2022	$ 105,000	$ 118,279
Lake County Community Unit School District No. 116, General Obligation Limited, Series B, 3.00%, 01/15/2023	305,000	317,776
Lake County Special Education District No. 825, Revenue Bonds Series B, 4.00%, 10/01/2018 - 10/01/2019	285,000	298,936
Lincolnshire-Prairie View School District No. 103, Revenue Bonds, Series B, 3.00%, 12/01/2018	70,000	72,158
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,241,629
3.50%, 12/01/2024	1,270,000	1,338,389
4.00%, 12/01/2025	1,360,000	1,482,468
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Limited, AGM, 4.25%, 11/01/2017	50,000	50,702
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited, 5.00%, 11/01/2018	55,000	57,688
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited, AGM-CR, FGIC, Zero Coupon, 01/01/2024	660,000	548,559
McHenry County Community Unit School District No. 12, General Obligation Unlimited, Series A, AGM, 5.00%, 01/01/2023	70,000	79,006
McHenry County Community Unit School District No. 200, General Obligation Unlimited, 5.00%, 01/15/2019	65,000	69,282
McHenry County Conservation District, General Obligation Unlimited, 5.00%, 02/01/2026	110,000	129,980
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited, AGC, 4.00%, 12/01/2018	70,000	73,135
McLean County Public Building Commission, Revenue Bonds, 4.00%, 12/01/2034	1,245,000	1,286,994

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Series B, NATL, 0.00% (G), 06/15/2023	$ 300,000	$ 343,215
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited Series B, 5.00%, 12/01/2017 - 12/01/2019	85,000	91,329
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited, Series B, 2.00%, 12/01/2017	755,000	759,824
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2032	270,000	293,722
Series B, AGM,
3.30%, 12/01/2035	255,000	253,730
Series C, AGM,
3.00%, 12/01/2031	140,000	138,040
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	3,165,000	3,223,013
4.00%, 07/01/2025	565,000	601,674
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	625,000	646,856
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,422,770
Northern Illinois University, Certificate of Participation, AGM, 5.00%, 09/01/2024	105,000	117,322
Northlake Public Library District, General Obligation Unlimited, AGM, 3.00%, 12/01/2021	610,000	648,906
Peoria Metropolitan Airport Authority, Revenue Bonds, 5.60%, 12/01/2022	35,000	37,408
Peoria Public Building Commission, Revenue Bonds, BAM, 5.00%, 12/01/2022	1,075,000	1,221,157
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited Series C, MAC, 4.00%, 12/01/2026 - 12/01/2029	675,000	735,252
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	240,000	256,725
5.25%, 06/01/2020 - 06/01/2021	185,000	207,064
5.38%, 06/01/2021	85,000	97,307
6.00%, 06/01/2028	75,000	85,319
6.25%, 06/01/2024	25,000	25,092

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Regional Transportation Authority, Revenue Bonds
Series A, AGM,
5.00%, 06/01/2017	$ 200,000	$ 200,774
Series A, NATL,
5.00%, 07/01/2019	75,000	75,236
5.50%, 07/01/2025	65,000	80,175
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2020 - 12/01/2021	375,000	386,116
4.00%, 12/01/2023	285,000	309,199
5.00%, 12/01/2024 - 12/01/2031	1,950,000	2,221,295
Rock Island County School District No. 41, General Obligation Unlimited, AGM, 4.55%, 12/01/2026	320,000	320,829
Saline County Community Unit School District No. 3, General Obligation Unlimited
Series C, AGM,
2.00%, 12/01/2020 - 12/01/2021	665,000	670,755
4.00%, 12/01/2031	455,000	485,389
Sangamon County Community Unit School District No. 5, General Obligation Unlimited
4.00%, 01/01/2018	200,000	203,928
Series B,
5.00%, 01/01/2023	150,000	171,942
Southern Illinois University, Certificate of Participation, Series A-1, BAM, 4.00%, 02/15/2026	375,000	395,588
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	429,396
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	481,162
Southwestern Illinois Development Authority, Revenue Bonds, AGC, 3.80%, 02/01/2019	130,000	135,343
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited AMBAC, BAM-TCRS, Zero Coupon, 12/01/2020 - 12/01/2023	2,145,000	1,890,696
St. Clair County Township High School District No. 203, General Obligation Unlimited, Series A, AMBAC, 5.00%, 12/01/2017	10,000	10,223
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	100,193
5.00%, 11/01/2017 - 02/01/2022	2,860,000	2,911,301
Series B,
5.25%, 01/01/2019	375,000	390,165
State of Illinois, Revenue Bonds 5.00%, 06/15/2017	320,000	321,718

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois Unemployment Compensation Trust Fund, Revenue Bonds, Series B, 5.00%, 06/15/2017	$ 125,000	$ 125,133
Tazewell County School District No. 51, General Obligation Unlimited NATL, 9.00%, 12/01/2021 - 12/01/2022	1,765,000	2,334,226
Township of Campton, General Obligation Unlimited, 2.00%, 12/15/2018	50,000	50,271
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	200,000	233,572
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,495,000	1,577,031
Village of Bedford Park, General Obligation Unlimited, Series A, AGM, 4.00%, 12/15/2018	100,000	104,234
Village of Bedford Park Water System Revenue, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2026	95,000	102,639
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	385,000	425,327
Series B, AGM,
3.00%, 12/01/2029	690,000	655,755
Village of Broadview, General Obligation Unlimited Series A, BAM, 3.00%, 12/01/2018 - 12/01/2022	635,000	659,015
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,480,000	2,709,526
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	8,500,000	9,195,585
Village of Dolton, General Obligation Unlimited, Series A, AGC, 4.50%, 12/01/2024	300,000	309,540
Village of Franklin Park, General Obligation Unlimited, Series A, AGM, 2.00%, 07/01/2017	135,000	135,144
Village of Franklin Park, Revenue Bonds, BAM, 5.00%, 04/01/2026	230,000	260,063
Village of Glenview, General Obligation Unlimited, Series A, 3.00%, 12/01/2019	25,000	26,159
Village of Lansing, General Obligation Unlimited, AGM, 5.00%, 03/01/2023	815,000	922,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	$ 125,000	$ 135,235
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	815,000	840,814
4.00%, 12/01/2022 - 12/01/2023	550,000	599,611
Village of Machesney Park, Revenue Bonds, Series B, AGM, 4.38%, 12/01/2019	150,000	155,351
Village of Melrose Park, General Obligation Unlimited, AGM, 3.00%, 12/15/2020	400,000	413,584
Village of Mount Prospect, General Obligation Unlimited, 3.00%, 12/01/2021	100,000	106,378
Village of North Riverside, General Obligation Unlimited, MAC, 2.00%, 10/01/2017	120,000	120,295
Village of Oak Park, General Obligation Unlimited, Series A, 3.00%, 11/01/2029	795,000	751,959
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	260,000	258,955
3.00%, 03/01/2018 - 03/01/2019	635,000	644,726
Village of South Holland, General Obligation Unlimited, Series B, 4.00%, 12/15/2022	105,000	115,459
Warren County Community Unit School District No. 238, General Obligation Unlimited, AGM, 4.00%, 12/01/2021	75,000	82,112
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
2.63%, 03/01/2022	290,000	290,566
3.00%, 03/01/2019	115,000	117,341
5.00%, 03/01/2033	305,000	336,122
Western Illinois Economic Development Authority, Revenue Bonds
3.00%, 06/01/2017	365,000	365,139
4.00%, 06/01/2018 - 06/01/2033	6,570,000	6,533,699
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,096,598
5.00%, 10/01/2024	3,330,000	3,858,604
Western Illinois University, Revenue Bonds BAM, 5.00%, 04/01/2020 - 04/01/2024	2,755,000	3,087,391

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community High School District No. 210, General Obligation Unlimited, Series A, AGM-CR, 5.00%, 01/01/2027	$ 3,475,000	$ 3,838,867
Will County Community Unit School District No. 201-U, General Obligation Limited, Series C, AGM, 5.00%, 01/01/2027	1,075,000	1,240,765
Will County Community Unit School District No. 201-U, General Obligation Unlimited, Series B, AGM, 5.00%, 01/01/2026	515,000	599,553
Will County School District No. 86, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 03/01/2024	8,195,000	9,570,367

		182,935,048

Indiana - 2.0%
Aurora School Building Corp., Revenue Bonds, 5.00%, 07/15/2020	115,000	127,908
Carmel Local Public Improvement Bond Bank, Revenue Bonds, 3.00%, 06/01/2017	100,000	100,190
Carmel Redevelopment Authority, Revenue Bonds, Series A, 5.00%, 07/01/2017	100,000	100,716
City of Evansville, Revenue Bonds Series A, AGM, 5.00%, 02/01/2022 - 02/01/2025	375,000	433,568
City of Indianapolis Thermal Energy System Revenue, Revenue Bonds, Series A, 5.00%, 10/01/2028	130,000	149,661
City of Lebanon Electric Utility Revenue, Revenue Bonds, BAM, 3.00%, 01/01/2019	100,000	103,026
East Chicago Sanitary District, Revenue Bonds, 4.00%, 07/15/2029	285,000	298,711
Evansville Redevelopment Authority, Revenue Bonds, BAM, 5.00%, 02/01/2027	3,500,000	4,121,670
Frankfort High School Elementary School Building Corp., Revenue Bonds, 5.00%, 01/15/2026	270,000	323,403
Greater Clark Building Corp., Revenue Bonds, 4.00%, 07/15/2030	115,000	122,477
Greater Clark County School Building Corp., Revenue Bonds, Series A, 4.00%, 07/15/2024	135,000	151,126

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Hobart Building Corp., Revenue Bonds 4.00%, 07/15/2017 - 07/15/2018	$ 275,000	$ 281,861
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,010,000	1,040,189
4.00%, 05/01/2017 - 02/01/2021	780,000	807,120
4.25%, 10/01/2034	260,000	265,122
5.00%, 02/01/2022 - 10/01/2036	4,005,000	4,536,749
Series A,
5.00%, 12/01/2017 - 09/15/2028	3,655,000	4,034,944
Indiana Health Facility Financing Authority, Revenue Bonds
1.25% (F), 11/01/2027	3,715,000	3,676,253
5.00%, 11/15/2034	2,000,000	2,257,740
Indiana Housing & Community Development Authority, Revenue Bonds, Series A-1, GNMA, FNMA, FHLMC, 2.85%, 07/01/2031	265,000	260,431
Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020 (B) (C)	345,000	353,249
Kokomo-Center School Building Corp., Revenue Bonds, Series A, 4.00%, 07/15/2018	475,000	491,131
Lake County Public Library District, General Obligation Unlimited, 4.00%, 08/01/2019	40,000	42,344
Merrillville Redevelopment Authority, Tax Allocation, 5.00%, 08/15/2024	350,000	409,325
New Albany-Floyd County School Building Corp, Revenue Bonds, AGM, 5.25%, 07/15/2018	45,000	46,396
Valparaiso Redevelopment District Special Taxing District, Tax Allocation, Series B, 3.00%, 07/15/2017	105,000	105,385

		24,640,695

Iowa - 0.1%
City of Waterloo, General Obligation Unlimited, Series A, 3.00%, 06/01/2017	375,000	375,761
Iowa Finance Authority, Revenue Bonds, 5.00%, 08/01/2017	175,000	176,888
Iowa State Board of Regents, Revenue Bonds, 4.00%, 09/01/2022	50,000	55,920
West Des Moines Community School District, General Obligation Unlimited, 5.00%, 05/01/2018	100,000	104,110

		712,679

Kansas - 1.6%
City of Dodge City, Revenue Bonds, 3.00%, 07/15/2021	230,000	241,171

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
City of Wichita, Revenue Bonds, 4.00%, 11/15/2018	$ 200,000	$ 209,150
Douglas County Unified School District No. 491, General Obligation Unlimited
AGM,
2.38%, 09/01/2029	200,000	184,118
2.50%, 09/01/2030	525,000	485,804
3.00%, 09/01/2033	1,500,000	1,414,380
Douglas County Unified School District No. 497, General Obligation Unlimited, Series A, 5.00%, 09/01/2017	120,000	121,675
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited, 5.00%, 09/01/2027	4,690,000	5,610,881
Johnson County Unified School District No. 231, General Obligation Unlimited Series A, 5.00%, 10/01/2029 - 10/01/2030	1,840,000	2,148,544
Kansas City Community College, Certificate of Participation, 3.00%, 05/15/2017	50,000	50,046
Kansas Development Finance Authority, Revenue Bonds
5.00%, 01/01/2020	90,000	98,950
Series C, BAM,
4.00%, 05/01/2022	290,000	318,632
Series D,
5.00%, 11/15/2017	350,000	357,662
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	1,140,000	1,186,149
3.13%, 12/01/2033	180,000	177,926
Montgomery County Unified School District No. 446, General Obligation Unlimited BAM, 5.00%, 09/01/2027 - 09/01/2030	4,560,000	5,402,826
Sedgwick County Unified School District No. 262, General Obligation Unlimited, 5.00%, 09/01/2034	650,000	736,443
Washburn University, Revenue Bonds, 2.00%, 07/01/2017	115,000	115,208
Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds, Series A, 4.00%, 09/01/2017	100,000	101,054

		18,960,619

Kentucky - 3.4%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	67,564
3.25%, 09/01/2028	545,000	562,620
Campbell & Kenton Counties Sanitation District No. 1, Revenue Bonds, Series B, 2.50%, 08/01/2017	100,000	100,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Eastern Kentucky University, Revenue Bonds
Series A,
2.50%, 10/01/2017	$ 100,000	$ 100,670
4.00%, 04/01/2025	475,000	531,919
Fayette County School District Finance Corp., Revenue Bonds, Series B, 4.00%, 05/01/2024	435,000	485,303
Floyd County School District Finance Corp., Revenue Bonds, 3.00%, 08/01/2024	165,000	172,273
Jefferson County School District Finance Corp., Revenue Bonds, Series C, 5.00%, 11/01/2017	100,000	102,092
Kentucky Asset Liability Commission, Revenue Bonds
NATL,
5.25%, 09/01/2019	150,000	163,691
Series A,
3.25%, 09/01/2024	100,000	105,917
5.00%, 09/01/2017	150,000	152,087
Kentucky Municipal Power Agency, Revenue Bonds
Series A, NATL,
5.00%, 09/01/2023	115,000	134,181
5.25%, 09/01/2042	135,000	137,017
Kentucky State Property & Building Commission, Revenue Bonds
3.00%, 05/01/2017	130,000	130,023
Series A,
5.00%, 10/01/2018	315,000	332,457
Kentucky Turnpike Authority, Revenue Bonds
Series A,
4.00%, 07/01/2017	100,000	100,552
5.00%, 07/01/2017 - 07/01/2021	210,000	214,871
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds AGM-CR, 4.00%, 06/01/2024 - 06/01/2029	18,960,000	20,784,425
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	655,000	670,111
4.00%, 04/01/2030 - 04/01/2032	1,190,000	1,262,646
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	305,000	303,496
2.38%, 02/01/2025	340,000	337,763
2.50%, 02/01/2026 - 02/01/2027	1,070,000	1,054,565
3.00%, 02/01/2028 - 02/01/2032	1,340,000	1,348,045
Northern Kentucky University, Revenue Bonds, Series A, 4.00%, 09/01/2025	1,150,000	1,302,869

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Paducah Electric Plant Board, Revenue Bonds
Series A, AGC,
3.20%, 10/01/2017	$ 360,000	$ 363,031
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2033	4,240,000	4,798,591
Warren County Justice Center Expansion Corp., Revenue Bonds, 5.00%, 09/01/2024	890,000	1,048,803
Warren County School District Finance Corp., Revenue Bonds, 4.00%, 04/01/2026	3,690,000	4,126,416

		40,994,415

Louisiana - 1.0%
City of Shreveport, Revenue Bonds BAM, 5.00%, 03/01/2019 - 03/01/2027	3,085,000	3,591,689
Fremaux Economic Development District, Revenue Bonds, 5.00%, 11/01/2034	275,000	279,117
Jefferson Parish Hospital Service District No. 1, Revenue Bonds, Series A, AGM, 5.38%, 01/01/2031	140,000	160,135
Lafourche Parish Law Enforcement District, Revenue Bonds, AGM, 4.00%, 09/01/2032	295,000	309,776
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds AGM, 5.00%, 10/01/2025 - 09/15/2029	2,970,000	3,470,749
Louisiana Office Facilities Corp., Revenue Bonds, 5.00%, 11/01/2020	325,000	362,313
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,260,000	3,704,451
AGM,
5.00%, 06/01/2020 - 06/01/2021	340,000	372,355

		12,250,585

Maine - 0.6%
City of Portland General Airport Revenue, Revenue Bonds, 5.00%, 01/01/2028	945,000	1,079,077
Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.00%, 10/01/2028	350,000	414,823
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2022	205,000	227,417
Series A,
5.00%, 07/01/2018	115,000	120,151
Series B,
4.00%, 07/01/2017	695,000	698,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds
Series C,
2.00%, 11/15/2025	$ 445,000	$ 432,077
2.15%, 11/15/2026	420,000	406,610
2.35%, 11/15/2027	665,000	641,313
2.50%, 11/15/2028	650,000	630,090
2.75%, 11/15/2031	2,220,000	2,104,516
Maine Turnpike Authority, Revenue Bonds, Series B, 5.00%, 07/01/2019	100,000	108,516
State of Maine, General Obligation Unlimited 5.00%, 05/15/2017 - 06/01/2017	200,000	200,595

		7,063,799

Maryland - 0.2%
City of Baltimore, Tax Allocation
4.00%, 06/15/2018	110,000	112,951
5.00%, 06/15/2019	200,000	213,472
Maryland Economic Development Corp., Revenue Bonds, AGM, 5.00%, 06/01/2029	1,020,000	1,202,672
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00%, 07/01/2021	35,000	40,092
Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds, 5.00%, 03/01/2018	100,000	103,487
Montgomery County Revenue Authority, Revenue Bonds, Series A, 4.00%, 11/01/2020	380,000	411,665

		2,084,339

Massachusetts - 1.1%
Commonwealth of Massachusetts, General Obligation Limited Series C, AMBAC, 5.00%, 08/01/2032 - 08/01/2037	750,000	757,972
Massachusetts Clean Water Trust, Revenue Bonds, 5.00%, 08/01/2017	110,000	111,190
Massachusetts Development Finance Agency, Revenue Bonds
1.05%, 11/01/2017	120,000	119,970
4.00%, 07/01/2038	6,495,000	6,588,528
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,439,935
Massachusetts Health & Educational Facilities Authority, Revenue Bonds
Series B,
5.25%, 07/01/2038	345,000	362,081
5.75%, 07/01/2031	170,000	179,406
Series N,
5.00%, 07/01/2038	100,000	100,733

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	$ 1,115,000	$ 1,138,783
Series 183,
2.80%, 06/01/2031	1,575,000	1,473,239
Series E,
2.50%, 12/01/2022	135,000	138,636
2.85%, 12/01/2024	315,000	325,905
Massachusetts Port Authority, Revenue Bonds, Series B, 5.00%, 07/01/2017	100,000	100,733
Massachusetts State College Building Authority, Revenue Bonds, Series A, 5.00%, 05/01/2017	100,000	100,036
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series B, 5.00%, 01/01/2018	135,000	138,677
Massachusetts Water Resources Authority, Revenue Bonds, Series J, AGM, 5.25%, 08/01/2017	150,000	151,742
Town of Framingham, General Obligation Limited, 5.00%, 06/15/2017	140,000	140,769
Town of Franklin, General Obligation Limited, 4.00%, 08/15/2017	150,000	151,421

		13,519,756

Michigan - 2.5%
Allendale Public School District, General Obligation Unlimited, 5.00%, 11/01/2026	225,000	269,181
Bellevue Community Schools, General Obligation Unlimited Series A, AGM, 4.00%, 05/01/2024 - 05/01/2025	990,000	1,110,317
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	94,860
Series A, NATL,
5.25%, 07/01/2019	60,000	60,430
City of Detroit Water Supply System Revenue, Revenue Bonds, Series C, BHAC, FGIC, 4.25%, 07/01/2018	100,000	103,702
City of Romulus, General Obligation Limited, BAM, 5.00%, 11/01/2025	45,000	52,845
City of Saginaw Water Supply System Revenue, Revenue Bonds AGM, 4.00%, 07/01/2017 - 07/01/2018	255,000	259,820

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
County of Genesee, General Obligation Limited, Series B, BAM, 5.00%, 02/01/2031	$ 275,000	$ 308,737
Decatur Public School District, General Obligation Unlimited, 3.00%, 05/01/2022	610,000	650,150
Detroit City School District, General Obligation Unlimited, Series A, AGM, 5.25%, 05/01/2027	95,000	112,432
Detroit Wayne County Stadium Authority, Revenue Bonds AGM, 5.00%, 10/01/2019 - 10/01/2026	3,855,000	4,191,253
Edwardsburg Public Schools, General Obligation Unlimited, 4.00%, 05/01/2017	100,000	100,026
Fitzgerald Public School District, General Obligation Unlimited BAM, 4.00%, 05/01/2023 - 05/01/2025	2,555,000	2,877,997
Forest Hills Public Schools, General Obligation Unlimited Series I, 3.00%, 05/01/2023 - 05/01/2024	300,000	319,509
Ionia Public Schools, General Obligation Unlimited, 2.00%, 05/01/2017	125,000	125,013
Marshall Public Schools, General Obligation Unlimited, 4.00%, 05/01/2017	100,000	100,026
Michigan Municipal Bond Authority, Revenue Bonds, 5.00%, 10/01/2019	25,000	27,361
Michigan State Hospital Finance Authority, Revenue Bonds
Series F,
1.90% (F), 11/15/2047	1,370,000	1,375,795
2.40% (F), 11/15/2047	940,000	951,026
Michigan State Housing Development Authority, Revenue Bonds, Series D, 3.65%, 10/01/2032	2,860,000	2,882,794
Royal Oak School District, General Obligation Unlimited, 5.00%, 05/01/2017	45,000	45,016
Saginaw Valley State University, Revenue Bonds, Series A, 5.00%, 07/01/2017	200,000	201,420
Saranac Community Schools, General Obligation Unlimited, Series A, 4.00%, 05/01/2025	130,000	144,642
Smith Consolidated Drain Drainage District, Special Assessment, 2.00%, 05/01/2017	175,000	175,018

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Southgate Community School District, General Obligation Unlimited 5.00%, 05/01/2032 - 05/01/2035	$ 2,220,000	$ 2,517,594
Stockbridge Community Schools, General Obligation Unlimited Series A, 5.00%, 05/01/2031 - 05/01/2033	2,050,000	2,342,679
Sturgis Public School District, General Obligation Unlimited, Series A, 5.00%, 05/01/2026	45,000	53,287
Township of Hartland, General Obligation Limited, 3.00%, 04/01/2020	30,000	31,574
Warren Consolidated Schools, General Obligation Unlimited Series B, BAM, 5.00%, 05/01/2023 - 05/01/2025	7,510,000	8,896,692
Wayne County Airport Authority, Revenue Bonds Series B, 5.00%, 12/01/2019 - 12/01/2022	180,000	197,507

		30,578,703

Minnesota - 1.3%
City of Cologne, Revenue Bonds, Series A, 4.00%, 07/01/2023	260,000	265,990
City of Deephaven, Revenue Bonds, Series A, 4.40%, 07/01/2025	165,000	172,272
City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021 (B)	250,000	162,497
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027 (B)	2,655,000	2,586,681
4.00%, 02/01/2030 (B)	750,000	754,890
County of Chippewa, Revenue Bonds 4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,614,683
Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029 (B)	705,000	729,315
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	105,748
5.00%, 12/01/2030	350,000	372,708
6.25%, 08/01/2030 (B)	500,000	506,985
Series B,
4.25%, 04/01/2025 (B)	200,000	201,978
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	106,210
Series B,
3.20%, 07/01/2025	255,000	262,839
Series C,
2.75%, 08/01/2033	120,000	109,610

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds (continued)
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	$ 295,000	$ 305,396
2.95%, 07/01/2025	110,000	114,297
Series F,
2.90%, 01/01/2026	380,000	396,078
2.95%, 07/01/2026	1,315,000	1,352,609
Northern Municipal Power Agency, Revenue Bonds 5.00%, 01/01/2028 - 01/01/2029	965,000	1,129,604
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2036	675,000	599,785

		15,850,175

Mississippi - 0.1%
City of Jackson, General Obligation Unlimited, Series A, BAM, 5.00%, 05/01/2026	50,000	58,024
Mississippi Business Finance Corp., Revenue Bonds, 1.00%, 07/01/2017 (B)	100,000	99,982
Mississippi Development Bank, Revenue Bonds
AGM,
4.00%, 07/01/2018	25,000	25,793
5.00%, 12/01/2019	460,000	501,055
Series A,
5.00%, 03/01/2022	750,000	821,355
Mississippi Home Corp., Revenue Bonds, Series B-1, GNMA, FNMA, FHLMC, 4.25%, 12/01/2018	10,000	10,186
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Series 1, 5.00%, 10/01/2017	100,000	101,650

		1,618,045

Missouri - 0.9%
City of Sikeston Electric System Revenue, Revenue Bonds, 5.00%, 06/01/2018	1,000,000	1,034,990
City of St. Louis Parking Revenue, Revenue Bonds BAM, 3.00%, 12/15/2017 - 12/15/2018	900,000	915,595
County of Jackson, Revenue Bonds, Series B, 4.00%, 12/01/2017	175,000	178,225
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, 4.25%, 08/01/2035	435,000	428,993
Industrial Development Authority of the City of St. Louis, Tax Allocation, 3.75%, 11/01/2027	650,000	632,573
Kansas City Planned Industrial Expansion Authority, Revenue Bonds, 1.50%, 12/01/2018	5,400,000	5,406,588

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Metropolitan Park and Recreation District, Revenue Bonds, AMBAC, 4.00%, 06/01/2017	$ 100,000	$ 100,286
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	35,000	35,164
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	4,932
2.55%, 11/01/2029	525,000	515,676
St. Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (A)	300,000	297,489
2.38%, 03/01/2020 (A)	300,000	297,135
St. Louis Municipal Finance Corp., Revenue Bonds, AGM, 3.00%, 07/15/2017	140,000	140,574
Truman State University, Revenue Bonds, 2.00%, 06/01/2017	200,000	200,210
University of Missouri, Revenue Bonds, Series A, 5.00%, 11/01/2033	460,000	469,858

		10,658,288

Montana - 0.2%
Montana Facility Finance Authority, Revenue Bonds
Series C,
3.00%, 06/01/2022	300,000	319,110
5.00%, 06/01/2024 - 06/01/2025	1,510,000	1,802,209

		2,121,319

Nebraska - 0.0% (D)
Thurston County School District No. 16, General Obligation Limited, 3.88%, 06/15/2029	100,000	104,655

Nevada - 0.2%
City of Las Vegas, Revenue Bonds, 2.75%, 06/15/2021 (A)	1,295,000	1,255,010
Clark County School District, General Obligation Limited
Series A,
5.50%, 06/15/2017	135,000	135,820
Series A, NATL,
5.00%, 06/15/2025	100,000	103,509
Series B, AMBAC,
4.50%, 06/15/2017	100,000	100,477
County of Clark, Revenue Bonds, 5.00%, 07/01/2024	25,000	27,106
County of Washoe, Revenue Bonds, Series B, 3.00% (F), 03/01/2036	1,000,000	1,040,380
Nevada System of Higher Education, Revenue Bonds Series A, 5.00%, 07/01/2021 - 07/01/2024	50,000	58,106

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada (continued)
State of Nevada Highway Improvement Revenue, Revenue Bonds, AGM, 5.00%, 12/01/2021	$ 140,000	$ 146,244
Truckee Meadows Water Authority, Revenue Bonds, AGM, 4.25%, 07/01/2024	100,000	100,587

		2,967,239

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
2.00%, 10/01/2017	2,305,000	2,311,270
3.00%, 08/01/2017	300,000	301,449
5.00%, 08/01/2035	30,000	30,085
New Hampshire Municipal Bond Bank, Revenue Bonds, Series A, 5.00%, 08/15/2019	125,000	136,184
New Hampshire State Turnpike System, Revenue Bonds, 5.00%, 10/01/2017	100,000	101,728
State of New Hampshire, General Obligation Unlimited, Series C, 5.00%, 05/01/2028	100,000	106,055

		2,986,771

New Jersey - 7.6%
Borough of Runnemede, General Obligation Unlimited, 3.00%, 11/15/2023	105,000	111,389
Borough of South River, General Obligation Unlimited, 4.00%, 12/01/2020	235,000	255,750
Burlington County Bridge Commission, Revenue Bonds, 5.00%, 10/01/2017	230,000	233,958
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2019 - 01/15/2020	1,920,000	2,035,623
5.00%, 01/15/2026	475,000	552,952
Series A,
3.50%, 09/01/2018	50,000	51,618
4.00%, 12/01/2018 - 12/15/2025	1,465,000	1,599,353
5.00%, 01/15/2029	415,000	483,795
Camden County Municipal Utilities Authority, Revenue Bonds, Series B, NATL, 5.00%, 07/15/2017	350,000	353,083
Casino Reinvestment Development Authority, Revenue Bonds, AGM, 5.00%, 11/01/2026	575,000	637,520
City of Bayonne, General Obligation Unlimited AGM, 5.00%, 08/01/2023 - 08/01/2024	325,000	375,769

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of New Brunswick, General Obligation Unlimited, 4.00%, 10/01/2018	$ 100,000	$ 104,081
City of Newark, General Obligation Unlimited
AGM,
2.50%, 09/15/2020	350,000	358,732
Series A,
5.00%, 10/01/2020	55,000	58,934
City of Paterson, General Obligation Unlimited, BAM, 5.00%, 01/15/2024	1,265,000	1,414,877
City of Trenton, General Obligation Unlimited BAM, 5.00%, 07/15/2022 - 12/01/2023	6,155,000	7,027,898
County of Ocean, General Obligation Unlimited, 2.00%, 08/01/2017	150,000	150,446
Cumberland County Improvement Authority, Revenue Bonds, AGM, 4.00%, 01/01/2019	100,000	104,543
Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035 (B)	535,000	550,023
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,920,000	6,063,851
Series C, AGM,
5.13%, 11/01/2017 - 11/01/2019	255,000	267,642
Gloucester County Improvement Authority, Revenue Bonds, Series A, 2.13% (F), 12/01/2029	60,000	60,283
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2028 - 02/01/2032	1,685,000	1,809,173
5.00%, 02/01/2023 - 02/01/2024	3,905,000	4,575,909
Hillsborough Township School District, General Obligation Unlimited, AGM, 5.38%, 10/01/2017	100,000	101,837
Lacey Township Board of Education, General Obligation Unlimited, BAM, 5.00%, 04/01/2025	1,125,000	1,312,425
Little Egg Harbor Board of Education, General Obligation Unlimited, AGM, 4.00%, 01/15/2021	225,000	244,606
Matawan-Aberdeen Regional School District, General Obligation Unlimited, 5.00%, 09/15/2019	25,000	27,137

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Brunswick Housing Authority, Revenue Bonds, 5.00%, 07/01/2017	$ 175,000	$ 176,258
New Brunswick Parking Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	320,000	346,669
Series A, BAM,
4.00%, 09/01/2022	45,000	49,633
5.00%, 09/01/2023	125,000	146,036
New Jersey Building Authority, Revenue Bonds, Series A, BAM, 5.00%, 06/15/2028	800,000	900,872
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 06/15/2017 - 12/15/2017	265,000	269,703
5.25%, 09/01/2022	15,000	17,187
Series A, BAM,
5.00%, 06/15/2021 - 06/15/2023	6,555,000	7,343,656
Series EE,
5.00%, 09/01/2017	100,000	101,409
Series K, AMBAC,
5.50%, 12/15/2019	350,000	376,624
Series PP, AGM-CR,
5.00%, 06/15/2025	14,500,000	16,397,615
Series UU, AGM-CR,
5.00%, 06/15/2025	1,330,000	1,516,493
New Jersey Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2017	200,000	201,342
Series A, AGC-ICC,
4.00%, 07/01/2018	75,000	77,648
Series C, AGC,
5.00%, 07/01/2017	115,000	115,780
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,936,326
Series E, BAM,
5.00%, 07/01/2023 - 07/01/2027	1,620,000	1,910,921
Series F, AGC,
4.00%, 07/01/2020	785,000	844,597
Series H, AGM,
5.00%, 07/01/2026	760,000	892,924
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	52,142
5.00%, 07/01/2023	50,000	57,725
5.50%, 07/01/2029	100,000	109,429
AGM,
5.00%, 01/01/2018	100,000	102,759
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2027	1,055,000	1,226,805
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024 (E)	2,500,000	2,527,475
2.85%, 11/01/2025 (E)	1,830,000	1,846,049

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (continued)
Series B,
2.00%, 05/01/2021 (E)	$ 5,000,000	$ 5,017,900
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,281,493
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.00%, 06/15/2023	750,000	815,445
Series A, AGM-CR,
5.50%, 12/15/2021 - 12/15/2022	3,950,000	4,601,097
Series B, AGC-ICC, MBIA,
5.50%, 12/15/2021	65,000	74,386
Series C, AGM,
5.50%, 12/15/2017	125,000	128,408
Newark Housing Authority, Revenue Bonds AGM, 4.00%, 12/01/2029 - 12/01/2030	465,000	487,203
Passaic County Improvement Authority, Revenue Bonds 5.00%, 05/01/2019 - 05/01/2020	500,000	548,055
Passaic Valley Sewerage Commission, Revenue Bonds, Series H, AGM, 5.00%, 12/01/2017	100,000	102,367
Paulsboro School District, General Obligation Unlimited, AGM, 3.00%, 04/01/2021	95,000	101,142
Pitman School District, General Obligation Unlimited, AGM, 4.00%, 08/01/2024	720,000	820,166
River Edge School District, General Obligation Unlimited, 3.00%, 02/01/2020	25,000	26,167
Roxbury Township School District, General Obligation Unlimited, 4.00%, 09/01/2017	200,000	202,058
State of New Jersey, Certificate of Participation Series A, 5.25%, 06/15/2026 - 06/15/2030	1,145,000	1,243,916
Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A, 5.00%, 06/01/2017	500,000	501,865
Town of Kearny, General Obligation Unlimited, Series A, AGM, 5.00%, 02/01/2023	635,000	728,758
Township of Allamuchy, General Obligation Unlimited, 2.00%, 09/01/2017	110,000	110,372
Township of Bernards, General Obligation Unlimited, 5.00%, 09/15/2017	110,000	111,758

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Township of Lakewood, General Obligation Unlimited, BAM, 4.00%, 11/01/2019	$ 145,000	$ 154,406
Township of Little Falls, General Obligation Unlimited, 4.00%, 08/01/2019	90,000	95,303
Township of West Deptford, General Obligation Unlimited, BAM, 5.00%, 09/01/2022	400,000	460,932
Trenton Parking Authority, Revenue Bonds Series B, AGM, 4.00%, 04/01/2023 - 04/01/2028	3,060,000	3,313,464

		92,393,945

New Mexico - 0.5%
Carlsbad Municipal School District No. 20, General Obligation Unlimited, 5.00%, 08/01/2017	310,000	313,363
City of Farmington, Revenue Bonds
Series A,
1.88% (F), 04/01/2029	2,000,000	2,020,220
Series B,
1.88% (F), 04/01/2029	575,000	577,530
Series E,
1.88% (F), 04/01/2029	800,000	808,088
City of Hobbs, Revenue Bonds, Series A, 4.50%, 12/01/2034	260,000	264,441
City of Santa Fe, Revenue Bonds, Series A, 4.00%, 06/01/2017	360,000	361,062
County of Luna, Revenue Bonds, AGM, 5.00%, 12/01/2029	395,000	462,055
Las Cruces School District No. 2, General Obligation Unlimited, Series A, 4.00%, 08/01/2027	740,000	820,157
Santa Fe Public School District, General Obligation Unlimited, 3.25%, 08/01/2017	100,000	100,624

		5,727,540

New York - 4.4%
Albany Industrial Development Agency, Revenue Bonds, Series A, 5.25%, 11/15/2027	1,075,000	1,100,746
Brooklyn Arena Local Development Corp., Revenue Bonds, Series A, AGM, 4.00%, 07/15/2035	2,600,000	2,652,390
Build NYC Resource Corp., Revenue Bonds, 5.00%, 07/01/2017	125,000	125,906
Carmel Central School District, General Obligation Unlimited, 3.00%, 06/15/2017	115,000	115,336

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
City of Albany, General Obligation Limited, Series A, 2.00%, 07/01/2018	$ 100,000	$ 101,082
City of New York, General Obligation Unlimited
Series A-1,
5.00%, 08/01/2017	110,000	111,167
Series I-1,
4.50%, 02/01/2018	125,000	128,361
City of Niagara Falls, General Obligation Limited
BAM,
2.00%, 05/15/2024	140,000	136,504
5.00%, 05/15/2022 - 05/15/2028	2,540,000	2,941,651
City of Yonkers, General Obligation Limited, Series E, AGM, 5.00%, 09/01/2024	605,000	711,165
County of Chautauqua, General Obligation Limited, AGM, 4.00%, 06/01/2019	25,000	26,499
County of Dutchess, General Obligation Unlimited, 5.00%, 10/01/2019	100,000	101,775
County of Erie, General Obligation Limited, Series A, AGM, 4.00%, 09/15/2017	100,000	101,165
County of Monroe, General Obligation Limited, AGM, 5.00%, 06/01/2020	1,155,000	1,276,725
County of Nassau, General Obligation Unlimited
Series C,
5.00%, 10/01/2018	250,000	264,003
Series C, AGM,
5.00%, 07/01/2017	550,000	553,966
County of Saratoga, General Obligation Unlimited, Series B, 4.00%, 07/15/2018	150,000	150,999
County of Suffolk, General Obligation Limited
AGM,
5.00%, 02/01/2018	200,000	206,058
Series B, AGM,
5.00%, 10/01/2020	520,000	578,594
County of Sullivan, General Obligation Limited, 4.00%, 07/15/2017	225,000	226,406
Dutchess County Local Development Corp., Revenue Bonds 5.00%, 07/01/2031 - 07/01/2036	855,000	954,140
Erie County Fiscal Stability Authority, Revenue Bonds, Series C, 5.00%, 12/01/2017	220,000	225,377

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Haverstraw-Stony Point Central School District, General Obligation Unlimited, AGM, 4.50%, 10/15/2034	$ 130,000	$ 132,211
Housing Development Corp., Revenue Bonds, Series C1A, 2.25%, 11/01/2025	75,000	75,707
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	58,606
Series A1,
5.00%, 11/15/2029	2,230,000	2,667,571
Series D,
5.00%, 11/15/2030	2,500,000	2,888,750
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.00%, 11/15/2051	2,000,000	2,153,800
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1A, 3.00%, 07/15/2017	100,000	100,449
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series A-1,
5.00%, 11/01/2017	1,000,000	1,021,250
Series C,
4.00%, 11/01/2017	250,000	254,020
New York State Dormitory Authority, Revenue Bonds
4.00%, 05/15/2017 - 02/15/2019	625,000	645,536
5.00%, 07/01/2017	100,000	100,714
5.50%, 02/15/2018	150,000	155,516
6.13%, 12/01/2029 (B)	100,000	108,060
Series A,
5.00%, 07/01/2017 - 12/15/2029	2,855,000	3,261,431
Series A, AMBAC,
5.00%, 07/01/2021	100,000	100,730
Series A, NATL,
5.50%, 05/15/2024	55,000	68,378
Series B,
4.00%, 07/01/2017	150,000	150,821
5.00%, 10/01/2017	100,000	101,775
Series F, AGM,
5.00%, 10/01/2017	1,000,000	1,017,670
New York State Environmental Facilities Corp., Revenue Bonds
5.00%, 05/15/2017	125,000	125,248
Series A,
2.75%, 07/01/2017	250,000	250,615
Series B,
5.50%, 06/15/2017	100,000	100,615

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Housing Finance Agency, Revenue Bonds
Series E,
3.45%, 11/01/2030	$ 350,000	$ 357,756
Series E, GNMA, FNMA, FHLMC,
1.00%, 11/01/2019	690,000	684,790
New York State Thruway Authority, Revenue Bonds
Series A,
5.00%, 03/15/2018 - 03/15/2019	775,000	817,831
Series B,
5.00%, 04/01/2018	200,000	203,550
New York State Urban Development Corp., Revenue Bonds, Series A-1, 5.00%, 12/15/2021	160,000	164,198
Niagara Falls City School District, Certificate of Participation AGM, 5.00%, 06/15/2024 - 06/15/2025	740,000	867,698
Niagara Falls City School District, General Obligation Unlimited, BAM-TCRS, 5.00%, 06/15/2023	2,075,000	2,445,678
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 4.00%, 05/15/2029	150,000	150,048
North East Joint Fire District, General Obligation Limited, Series A, BAM, 3.50%, 12/15/2019	60,000	63,588
St. Lawrence County Industrial Development Agency, Revenue Bonds Series A, 5.00%, 07/01/2029 - 07/01/2031	520,000	606,170
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	210,000	213,039
Series 197,
1.90%, 04/01/2025	925,000	894,614
Syracuse Industrial Development Agency, Revenue Bonds, 4.00%, 05/01/2017	150,000	150,041
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2022	50,000	50,184
Series B,
5.00%, 06/01/2017	100,000	100,382
Town of Islip, General Obligation Limited, 4.00%, 05/15/2017	285,000	285,436
Town of Oyster Bay, General Obligation Limited
AGM,
3.25%, 08/01/2022	530,000	550,834
Series A, AGM,
3.00%, 03/01/2019	150,000	154,293

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Town of Oyster Bay, General Obligation Limited (continued)
Series B, AGM,
3.00%, 11/01/2017	$ 35,000	$ 35,321
Series B, BAM,
5.00%, 08/15/2023	470,000	538,803
Troy Capital Resource Corp., Revenue Bonds, Series B, 5.00%, 09/01/2018	165,000	173,309
Village of Johnson City, General Obligation Limited, 3.75%, 10/05/2017	1,715,000	1,719,099
Village of Pleasantville, General Obligation Limited, 3.00%, 06/15/2018	175,000	178,976
Westchester County Local Development Corp., Revenue Bonds 5.00%, 11/01/2025 - 11/01/2026	1,375,000	1,566,967
Westchester Tobacco Asset Securitization, Revenue Bonds, 6.95% (G), 07/15/2039	300,000	306,816
William Floyd Union Free School District of the Mastics-Moriches-Shirley, General Obligation Unlimited, 5.00%, 06/15/2017	100,000	100,522
Yonkers Industrial Development Agency, Revenue Bonds, Series A, 6.00%, 06/01/2041	10,100,000	11,124,847

		52,834,278

North Carolina - 0.7%
City of Charlotte, Certificate of Participation, Series A, 5.00%, 12/01/2021	25,000	28,876
City of Raleigh, General Obligation Unlimited, Series D, 5.00%, 12/01/2017	110,000	112,710
County of Mecklenburg, Certificate of Participation, Series B, 5.00%, 02/01/2018	15,000	15,469
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	550,000	545,094
2.10%, 07/01/2024	120,000	119,246
North Carolina Medical Care Commission, Revenue Bonds, AGC, 3.50%, 02/15/2019	130,000	135,507
State of North Carolina, Revenue Bonds, Series B, 5.00%, 11/01/2017	100,000	102,128
University of North Carolina at Wilmington, Revenue Bonds 4.00%, 06/01/2030 - 06/01/2033	755,000	801,711

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
Western Carolina University, Revenue Bonds, AGM, 5.00%, 06/01/2027	$ 490,000	$ 580,096
Winston-Salem State University, Revenue Bonds BAM, 5.00%, 06/01/2029 - 06/01/2036	4,735,000	5,378,176

		7,819,013

North Dakota - 1.6%
City of Mandan, Revenue Bonds, Series A, 4.00%, 09/01/2034	1,060,000	1,075,465
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2026	2,710,000	2,780,233
5.00%, 11/01/2021	755,000	865,494
Grand Forks Park District, Revenue Bonds, 3.00%, 12/01/2020	770,000	810,417
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	4,050,000	3,587,733
4.00%, 07/01/2026 - 07/01/2033	6,630,000	6,953,822
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	57,203
Series C,
2.55%, 01/01/2028	975,000	946,472
Series D,
2.80%, 01/01/2025	810,000	834,292
2.85%, 07/01/2025	1,100,000	1,128,303

		19,039,434

Ohio - 2.3%
American Municipal Power, Inc., Revenue Bonds, Series C, 5.25%, 02/15/2019	45,000	48,270
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,530,000	1,468,846
5.38%, 06/01/2024	380,000	364,811
Butler County Port Authority, Revenue Bonds, Series A, 5.00%, 12/01/2024	545,000	631,415
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
5.00%, 12/01/2023	635,000	746,119
Series B, BAM,
4.00%, 12/01/2029	300,000	323,409
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
5.00%, 08/01/2017	150,000	151,407
Series C,
3.00%, 05/15/2018 - 11/15/2023	1,085,000	1,111,626

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Tax Allocation Series D, 3.00%, 05/15/2017 - 05/15/2023	$ 2,210,000	$ 2,261,166
County of Allen, Revenue Bonds, Series B, 4.13%, 09/01/2020	60,000	65,079
County of Franklin, Revenue Bonds, Series A, 5.00%, 11/01/2040	350,000	371,140
County of Logan, General Obligation Limited, AGC, 5.00%, 12/01/2017	100,000	102,420
County of Lucas, Revenue Bonds, Series D, 5.00%, 11/15/2018	25,000	26,469
County of Montgomery, Revenue Bonds, Series A, 5.00%, 05/01/2032	40,000	40,086
County of Scioto, Revenue Bonds, 3.50%, 02/15/2038	2,300,000	2,179,089
County of Warren, Revenue Bonds 5.00%, 07/01/2022 - 07/01/2023	425,000	493,727
Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025 (B)	730,000	728,854
East Knox Local School District, General Obligation Unlimited, BAM, 4.00%, 12/01/2030	260,000	290,443
Jackson Milton Local School District, Certificate of Participation, BAM, 4.00%, 06/01/2028	150,000	161,718
Lancaster City School District, General Obligation Limited, Series B, 4.00%, 10/01/2030	300,000	319,728
Ohio Air Quality Development Authority, Revenue Bonds, Series E, 5.63%, 10/01/2019	7,000,000	7,254,940
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	37,277
Series A,
5.00%, 01/15/2018	160,000	164,394
Series C,
5.00%, 05/01/2020	670,000	731,278
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Series A, 5.00%, 02/15/2018	100,000	103,240
Ohio University, Revenue Bonds, Series A, 1.50%, 12/01/2017	2,485,000	2,494,667

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series B-1, 5.00%, 12/01/2017	$ 290,000	$ 297,201
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2031	1,595,000	1,642,930
State of Ohio, Revenue Bonds
5.00%, 04/01/2019	135,000	144,974
Series 2008-1,
6.00%, 06/15/2017	100,000	100,677
Series A,
5.00%, 06/01/2018 - 01/15/2019	300,000	316,602
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,550,000	1,622,259
Series C,
3.00%, 11/15/2023	110,000	109,773
4.00%, 05/15/2024 - 11/15/2025	545,000	569,610
Toledo-Lucas County Port Authority, Revenue Bonds, Series A, 5.00%, 07/01/2020	115,000	122,630

		27,598,274

Oklahoma - 1.0%
City of Tulsa, General Obligation Unlimited, Series B, 4.00%, 03/01/2018	150,000	153,890
Cleveland County Educational Facilities Authority, Revenue Bonds, 5.00%, 06/01/2023	45,000	52,666
Edmond Public Works Authority, Revenue Bonds, 4.00%, 07/01/2031	320,000	337,856
Garfield County Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/01/2027	1,890,000	2,241,578
Garvin County Educational Facilities Authority, Revenue Bonds, 5.00%, 12/01/2024	520,000	602,389
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	985,000	924,621
4.00%, 12/01/2023 - 09/01/2029	1,400,000	1,501,999
5.00%, 09/01/2022 - 12/01/2027	3,750,000	4,340,481
Grand River Dam Authority, Revenue Bonds
Series A,
4.00%, 06/01/2024	385,000	433,772
Series A, BHAC,
5.00%, 06/01/2018 - 06/01/2020	430,000	449,003
Oklahoma Development Finance Authority, Revenue Bonds
3.00%, 06/01/2019	500,000	518,920
4.00%, 07/01/2017	220,000	220,867
5.00%, 06/01/2020	25,000	27,699

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Oklahoma Development Finance Authority, Revenue Bonds (continued)
Series A,
5.00%, 02/01/2020	$ 50,000	$ 54,893
Oklahoma Turnpike Authority, Revenue Bonds, Series A, 5.00%, 01/01/2018	125,000	128,456

		11,989,090

Oregon - 0.7%
Clackamas & Washington Counties School District No. 3, General Obligation Unlimited, 2.00%, 06/15/2017	100,000	100,139
County of Jackson Airport Revenue, Revenue Bonds AGM, 5.00%, 12/01/2030 - 12/01/2033	910,000	1,064,610
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds
3.00%, 09/01/2035	925,000	829,003
5.00%, 09/01/2030	125,000	144,203
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	490,000	543,822
5.50%, 06/15/2035 (A)	750,000	769,717
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	81,167
Series B,
5.00%, 07/01/2019	45,000	48,357
Washington & Multnomah Counties School District No. 48J, General Obligation Unlimited, Zero Coupon, 06/15/2030 (E)	7,235,000	4,458,496
Yamhill County School District No. 40, General Obligation Unlimited, 3.00%, 06/15/2017	100,000	100,289

		8,139,803

Pennsylvania - 6.7%
Allegheny County Hospital Development Authority, Revenue Bonds, Series B, 5.00%, 06/15/2018	65,000	67,912
Allegheny County Sanitary Authority, Revenue Bonds AGM, 4.00%, 12/01/2032 - 12/01/2035	2,000,000	2,116,016
Allentown City School District, General Obligation Limited, AGM, 4.00%, 02/15/2023	5,980,000	6,553,781
Berks County Municipal Authority, Revenue Bonds, Series A3, 4.75%, 11/01/2018	100,000	105,378

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Borough of Carnegie, General Obligation Unlimited, AGM, 2.00%, 08/15/2018	$ 35,000	$ 35,335
Bristol Township School District, General Obligation Limited, BAM-TCRS, 5.00%, 06/01/2027	940,000	1,070,585
Carbon County Area Vocational Technical School Authority, Revenue Bonds
AGM,
4.00%, 03/01/2024 - 03/01/2026	575,000	624,823
5.00%, 03/01/2023	265,000	302,656
Carroll Township Authority, Revenue Bonds, BAM, 1.00%, 08/01/2017	90,000	90,006
Central Bradford Progress Authority, Revenue Bonds, 5.25%, 12/01/2019	95,000	104,535
Cheltenham Township School District, General Obligation Limited Series A, 5.00%, 02/15/2031 - 02/15/2033	330,000	375,251
City of Philadelphia, General Obligation Unlimited, Series A, AGM, 5.00%, 12/15/2018	200,000	212,178
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A, AGM,
5.00%, 06/15/2018	1,000,000	1,044,370
Series C, AGM,
5.00%, 08/01/2018 - 08/01/2020	735,000	793,691
City of Reading, General Obligation Unlimited, BAM, 5.00%, 11/01/2021	1,220,000	1,367,498
Commonwealth Financing Authority, Revenue Bonds, Series B-1, AGM, 5.00%, 06/01/2025	2,950,000	3,456,190
Commonwealth of Pennsylvania, General Obligation Unlimited
5.00%, 07/01/2017	100,000	100,717
Series A,
5.00%, 08/01/2024	600,000	606,486
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	23,915,000	25,503,331
Series B,
4.00%, 08/01/2017	200,000	201,590
5.00%, 11/15/2017	100,000	102,227
County of Bedford, General Obligation Unlimited, Series A, BAM, 3.00%, 09/01/2019	100,000	104,095
Dallas School District, General Obligation Limited, BAM, 4.50%, 04/01/2024	300,000	341,355

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Elizabeth Forward School District, General Obligation Unlimited
Series A, AGM,
2.38%, 09/01/2027	$ 460,000	$ 452,189
2.63%, 09/01/2030	900,000	880,452
2.75%, 09/01/2031	450,000	440,352
Erie County Conventional Center Authority, Revenue Bonds, 5.00%, 01/15/2026	1,725,000	2,012,212
Fairview School District, General Obligation Limited Series A, 4.00%, 02/01/2024 - 02/01/2027	2,225,000	2,413,766
Indiana County Hospital Authority, Revenue Bonds, Series A, 5.50%, 06/01/2029	250,000	267,562
Lancaster Higher Education Authority, Revenue Bonds, 5.00%, 04/15/2037	145,000	150,725
Lancaster School District, General Obligation Limited, Series A, AGM, 5.00%, 06/01/2031	1,300,000	1,489,553
Laurel Highlands School District, General Obligation Unlimited, BAM, 2.00%, 11/01/2018	50,000	50,609
Mars Area School District, General Obligation Limited BAM, 3.00%, 03/01/2031 - 03/01/2032	320,000	313,421
McKeesport Municipal Authority, Revenue Bonds, AGM, 1.65%, 12/15/2017	190,000	190,099
Monroeville Municipal Authority, Revenue Bonds, Series A, AGM, 2.00%, 12/01/2018	10,000	10,118
Morrisville Boro School District, General Obligation Limited, BAM, 2.00%, 12/01/2019	75,000	76,452
Parkland School District, General Obligation Unlimited, Series A, 4.00%, 09/01/2017	140,000	141,470
Penn Hills School District, General Obligation Limited
BAM,
3.00%, 10/01/2017	695,000	698,996
5.00%, 11/15/2022 - 11/15/2024	1,480,000	1,688,151
Series A, BAM,
5.00%, 11/15/2025	320,000	368,490
Penns Valley Area School District, General Obligation Limited, 3.00%, 03/01/2030	265,000	266,140

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2017 - 07/15/2020	$ 250,000	$ 256,439
Series AH,
5.00%, 06/15/2017	100,000	100,544
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	1,495,000	1,498,872
Series 121,
2.20%, 04/01/2026	2,155,000	2,113,085
2.25%, 10/01/2026	1,425,000	1,376,564
2.35%, 04/01/2027	3,505,000	3,399,570
2.38%, 10/01/2027	745,000	714,082
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, AGM, 5.25%, 07/15/2017	40,000	40,368
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	425,000	432,070
5.00%, 08/01/2023 - 08/01/2024	465,000	540,938
AGM,
5.00%, 07/01/2018	1,325,000	1,383,552
Pocono Mountain School District, General Obligation Limited, BAM, 4.00%, 10/01/2017	100,000	101,232
Quakertown Community School District, General Obligation Limited, Series A, 5.00%, 09/01/2017	150,000	152,100
Reading Area Water Authority, Revenue Bonds, AGM, 4.00%, 12/01/2025	445,000	479,314
Reading School District, General Obligation Unlimited Series A, AGM, 5.00%, 02/01/2026 - 02/01/2027	2,765,000	3,139,577
Saxonburg Area Authority, Revenue Bonds, AGM, 3.00%, 03/01/2018	140,000	142,017
Seneca Valley School District, General Obligation Unlimited, Series A, 4.00%, 03/01/2019	200,000	210,534
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds, AGM, 5.00%, 02/01/2025	140,000	158,035
State Public School Building Authority, Revenue Bonds
5.00%, 05/01/2018 - 09/15/2022	470,000	523,494
5.25%, 03/01/2020	170,000	186,636
AGM,
4.00%, 10/01/2018	505,000	524,402
5.00%, 10/01/2020 - 05/01/2024	460,000	510,019

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
State Public School Building Authority, Revenue Bonds (continued)
BAM-TCRS,
5.00%, 10/01/2019 - 06/15/2026	$ 560,000	$ 615,958
Series A, AGM,
4.00%, 10/01/2017 - 10/01/2018	970,000	997,633
5.00%, 10/01/2017 - 10/01/2023	1,375,000	1,529,788
Series A, BAM,
4.00%, 06/15/2017	150,000	150,602
5.00%, 06/15/2023	330,000	374,949
Tussey Mountain School District, General Obligation Unlimited, AGM, 2.00%, 04/01/2018	185,000	186,571
Upper Shenango Valley Water Pollution Control Authority, Revenue Bonds, AGM, 2.00%, 10/01/2017	140,000	140,463
Warwick Township Municipal Authority, Revenue Bonds, 3.00%, 05/01/2017	105,000	105,018
Wayne County Hospital & Health Facilities Authority, Revenue Bonds, AGM, 3.00%, 07/01/2017	170,000	170,600
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds, BAM, 2.63%, 08/01/2028	390,000	380,484
West Mifflin School District, General Obligation Unlimited, AGM, 5.00%, 10/01/2022	515,000	577,428

		80,403,701

Puerto Rico - 0.9%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.25%, 07/01/2020	50,000	53,380
5.50%, 07/01/2018 - 07/01/2019	740,000	778,714
AGM-CR,
4.50%, 07/01/2023	30,000	30,026
5.25%, 07/01/2017	150,000	151,071
Series A, AGC,
5.00%, 07/01/2017	35,000	35,235
Series A, AGC-ICC,
5.00%, 07/01/2020	65,000	65,272
5.50%, 07/01/2029	100,000	113,307
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	170,000	182,772
Series A, AGM,
4.00%, 07/01/2022	40,000	41,320
5.25%, 07/01/2024	285,000	301,929
Series D, AGM,
4.13%, 07/01/2020	75,000	75,060

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Convention Center District Authority, Revenue Bonds, Series A, AGC, 4.50%, 07/01/2036	$ 255,000	$ 255,084
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
5.00%, 07/01/2023	25,000	26,503
Series RR, AGC,
5.00%, 07/01/2028	200,000	202,250
Series RR, AGM,
5.00%, 07/01/2020	1,000,000	1,011,250
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	355,000	358,993
Series TT, AGC,
5.00%, 07/01/2018	10,000	10,048
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,260
5.00%, 07/01/2017	80,000	80,538
Series UU, AGC,
5.00%, 07/01/2026	575,000	576,863
Series UU, AGM,
4.00%, 07/01/2023	50,000	50,034
5.00%, 07/01/2020 - 07/01/2024	580,000	582,058
Series V, AGM,
5.25%, 07/01/2027	80,000	88,994
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	20,000	20,189
Series CC, AGM-CR,
5.50%, 07/01/2029	25,000	28,327
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	1,110,000	1,120,501
Series E, AGM,
5.50%, 07/01/2017 - 07/01/2023	255,000	276,117
Series L, AGC,
5.25%, 07/01/2017 - 07/01/2019	270,000	279,453
Series N, AGC,
5.25%, 07/01/2034	75,000	83,392
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	106,963
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2019 - 08/01/2030	595,000	602,127
5.25%, 08/01/2017 - 08/01/2020	170,000	172,083
Series C, AGC,
5.25%, 08/01/2020	90,000	95,949
Series C, AGM,
5.25%, 08/01/2017	2,420,000	2,445,604
Puerto Rico Public Buildings Authority, Revenue Bonds
Series C, AGC-ICC, AGM-CR,
5.75%, 07/01/2017	375,000	378,004
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	136,146

		10,915,816

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds, Series A, AGM, 5.00%, 04/01/2025	$ 665,000	$ 762,609
Rhode Island Commerce Corp., Revenue Bonds, Series A, AGC, 5.25%, 06/15/2021	50,000	54,375
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,716,612
AGM,
4.00%, 05/15/2024	650,000	712,166
Series C,
5.00%, 09/15/2027 - 09/15/2029	375,000	437,472
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, Revenue Bonds, Series B, 4.00%, 10/01/2017	185,000	187,446
Rhode Island Turnpike & Bridge Authority, Revenue Bonds, Series A, 5.00%, 10/01/2024	300,000	355,272
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2023 - 06/01/2027	1,130,000	1,261,064
Town of West Warwick, General Obligation Unlimited, Series A, BAM, 5.00%, 10/01/2019	165,000	178,370

		6,665,386

South Carolina - 0.6%
County of Newberry, Revenue Bonds, AGC, 4.20%, 12/01/2018	75,000	75,199
Kershaw County School District, Revenue Bonds, BAM, 3.00%, 12/01/2026	1,140,000	1,147,809
SCAGO Educational Facilities Corp. for Colleton School District, Revenue Bonds, 5.00%, 12/01/2020	1,000,000	1,110,730
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds Series B, BAM, 5.00%, 12/01/2024 - 12/01/2025	1,090,000	1,266,549
South Carolina Jobs-Economic Development Authority, Revenue Bonds, 5.00%, 10/01/2026 (A)	3,625,000	3,764,562
South Carolina State Housing Finance & Development Authority, Revenue Bonds, GNMA, FNMA, FHLMC, 2.00%, 07/01/2020	95,000	96,319

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
State of South Carolina, General Obligation Unlimited, 3.00%, 04/01/2026	$ 200,000	$ 200,132

		7,661,300

South Dakota - 0.2%
City of Deadwood, Certificate of Participation, 3.00%, 11/01/2020	995,000	1,029,109
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	250,000	296,437
Series B,
3.00%, 08/01/2019 - 08/01/2021	1,240,000	1,296,991
South Dakota Housing Development Authority, Revenue Bonds, Series B, 3.13%, 11/01/2036	130,000	123,681
South Dakota State Building Authority, Revenue Bonds, NATL, 4.50%, 06/01/2019	50,000	50,168

		2,796,386

Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.00%, 10/01/2027	785,000	874,953
Knox County Health Educational & Housing Facility Board, Revenue Bonds
3.00%, 04/01/2018	150,000	152,066
4.00%, 04/01/2019	250,000	260,817
Public Building Authority of Blount County, Revenue Bonds, Series B-19, 4.00%, 06/01/2017	100,000	100,287
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Series A, AGM, 5.25%, 09/01/2023	295,000	305,529
Tennessee Housing Development Agency, Revenue Bonds
2.35%, 07/01/2021	1,445,000	1,495,705
2.45%, 01/01/2024	265,000	269,916
2.75%, 01/01/2025	300,000	305,412
2.80%, 07/01/2025	290,000	295,965
2.95%, 01/01/2026	150,000	153,463
Series 2B,
2.30%, 01/01/2022	360,000	371,797
2.70%, 07/01/2024	365,000	377,173
Tennessee State School Bond Authority, Revenue Bonds
Series A,
5.00%, 05/01/2020	150,000	156,190
Series C,
5.00%, 05/01/2019	30,000	32,366

		5,151,639

Texas - 7.7%
Alief Independent School District, General Obligation Unlimited, 5.00%, 02/15/2018	100,000	103,289

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Arlington Higher Education Finance Corp., Revenue Bonds
2.00%, 08/15/2017	$ 385,000	$ 386,251
Series A,
3.80%, 08/15/2026	350,000	337,207
Belmont Fresh Water Supply District No. 1, General Obligation Unlimited, BAM, 5.50%, 03/01/2020	115,000	126,587
Bexar County Health Facilities Development Corp., Revenue Bonds 5.00%, 07/15/2023 - 07/15/2026	865,000	981,759
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds 5.00%, 12/01/2017 - 12/01/2022	5,365,000	5,702,286
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited, BAM, 2.00%, 09/01/2019	655,000	662,696
Bridgestone Municipal Utility District, General Obligation Unlimited, BAM, 2.00%, 05/01/2017	220,000	220,020
Camino Real Regional Mobility Authority, Revenue Bonds, AGM, 5.00%, 06/01/2024	470,000	549,435
Canadian River Municipal Water Authority Corp., Revenue Bonds, 3.00%, 10/01/2017	100,000	100,895
Centerville Independent School District, General Obligation Unlimited, 4.00%, 08/15/2036	585,000	610,079
City of Arlington Water & Wastewater System Revenue, Revenue Bonds, 3.00%, 06/01/2017	120,000	120,244
City of Bullard, General Obligation Unlimited, BAM, 2.00%, 09/01/2017	140,000	140,416
City of College Station, General Obligation Limited, 5.00%, 02/15/2019	100,000	107,064
City of Corpus Christi Utility System Revenue, Revenue Bonds
4.00%, 07/15/2017	200,000	201,318
5.00%, 07/15/2019	60,000	64,970
City of El Paso, General Obligation Limited, NATL, 5.00%, 08/15/2020	125,000	126,550
City of Houston, Revenue Bonds, 4.00%, 09/01/2017	215,000	217,169
City of Houston Combined Utility System Revenue, Revenue Bonds, Series D, 5.00%, 11/15/2017	275,000	281,248
City of Laredo, General Obligation Limited, Series A, 5.00%, 02/15/2018	400,000	412,676

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Laredo International Toll Bridge System Revenue, Revenue Bonds AGM, 5.00%, 10/01/2022 - 10/01/2023	$ 185,000	$ 213,357
City of Mansfield, General Obligation Limited, 4.00%, 02/15/2019	125,000	131,461
City of Pearland, General Obligation Limited, 5.00%, 03/01/2023	25,000	29,400
City of Pflugerville, General Obligation Limited 4.00%, 08/01/2022 - 08/01/2024	270,000	302,851
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, Series A, 5.00%, 02/01/2034	100,000	106,801
City of Westworth Village, General Obligation Limited, BAM, 3.00%, 08/15/2019	35,000	36,490
Clifton Higher Education Finance Corp., Revenue Bonds
3.00%, 08/15/2017	200,000	201,242
Series A,
5.00%, 08/15/2034	1,305,000	1,517,637
Comal Independent School District, General Obligation Unlimited, 5.00%, 02/01/2018	130,000	134,074
County of Bexar, General Obligation Limited
3.00%, 06/15/2017	100,000	100,289
Series A,
5.00%, 06/15/2023	135,000	145,927
County of Collin, General Obligation Unlimited, Series A, 4.00%, 02/15/2018	460,000	471,505
County of Denton, General Obligation Limited, 4.00%, 07/15/2029	900,000	997,713
County of Harris, General Obligation Limited, Series C, 5.75%, 10/01/2028	750,000	800,992
County of Travis, General Obligation Unlimited, 4.00%, 03/01/2019	450,000	461,475
Cypress-Fairbanks Independent School District, General Obligation Unlimited, Series B-3, 1.05% (F), 02/15/2044	100,000	99,954
Dallas County Flood Control District No. 1, General Obligation Unlimited 5.00%, 04/01/2018 - 04/01/2024 (A)	8,015,000	8,435,991
Dallas/Fort Worth International Airport, Revenue Bonds, Series E, 5.00%, 11/01/2017	300,000	306,192
Del Mar College District, General Obligation Limited, 3.50%, 08/15/2019	100,000	105,108

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM,
2.75%, 09/01/2029 - 09/01/2030	$ 1,550,000	$ 1,453,973
3.00%, 09/01/2031 - 09/01/2034	865,000	803,910
Dickinson Independent School District, General Obligation Unlimited, 1.05% (F), 08/01/2037	375,000	374,947
El Paso County Hospital District, General Obligation Limited 5.00%, 08/15/2020 - 08/15/2022	430,000	482,343
El Paso Independent School District, General Obligation Unlimited, 5.00%, 08/15/2027	100,000	101,237
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited BAM, 4.00%, 09/01/2029 - 09/01/2032	935,000	983,812
Fort Bend County Municipal Utility District No. 182, General Obligation Unlimited, BAM, 4.00%, 09/01/2022	145,000	157,244
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited, BAM, 3.00%, 09/01/2019	60,000	62,254
Goose Creek Consolidated Independent School District, General Obligation Unlimited, Series B, 3.00% (F), 02/15/2035	175,000	175,966
Grapevine-Colleyville Independent School District, General Obligation Unlimited, Series B, 2.50% (F), 08/01/2036	375,000	376,335
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 10/01/2017	150,000	152,589
Series A,
4.38%, 11/15/2021	20,000	21,420
Series B,
5.50%, 12/01/2018	200,000	213,378
Harris County Health Facilities Development Corp., Revenue Bonds, Series A-4, AGM, 1.07% (F), 07/01/2031 (B)	1,525,000	1,525,000
Harris County Hospital District, Revenue Bonds, 5.00%, 02/15/2018	100,000	103,065
Harris County Municipal Utility District No. 304, General Obligation Unlimited, BAM, 4.00%, 09/01/2028	175,000	190,194
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC,
2.00%, 09/01/2019	125,000	126,826
3.00%, 09/01/2021	100,000	105,415

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 419, General Obligation Unlimited AGM, 4.00%, 09/01/2031 - 09/01/2035	$ 490,000	$ 508,627
Harris County Municipal Utility District No. 500, General Obligation Unlimited, AGM, 3.00%, 12/01/2034	1,105,000	1,002,931
Houston Higher Education Finance Corp., Revenue Bonds
5.00%, 08/15/2024	490,000	585,393
Series A,
4.50%, 05/15/2042	125,000	125,221
Lake Dallas Independent School District, General Obligation Unlimited Zero Coupon, 08/16/2029 - 08/16/2030	590,000	395,443
Lamar Consolidated Independent School District, General Obligation Unlimited, Series A, 1.05% (F), 08/15/2047	3,000,000	2,999,700
Laredo Independent School District, General Obligation Unlimited, 5.00%, 08/01/2019	75,000	81,076
Leander Independent School District, General Obligation Unlimited, 5.25%, 08/15/2017	240,000	243,134
Lower Colorado River Authority, Revenue Bonds, 5.00%, 05/15/2020	35,000	38,754
Main Street Market Square Redevelopment Authority, Tax Allocation, BAM, 4.00%, 09/01/2022	675,000	740,299
Metropolitan Transit Authority of Harris County, Revenue Bonds, Series A, 5.00%, 11/01/2020	40,000	43,810
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	1,325,000	1,269,325
3.13%, 09/01/2034	210,000	197,003
3.25%, 09/01/2035	90,000	85,307
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	580,000	568,586
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,766,505
Series A, AGM,
4.00%, 04/01/2019	100,000	104,192
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,465,000	2,565,537
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,815,134
Series B,
3.00%, 07/01/2017 - 07/01/2020	760,000	777,125
4.00%, 07/01/2021 - 07/01/2031	3,260,000	3,461,084
4.25%, 07/01/2036	950,000	948,717
Series C,
5.00%, 07/01/2022 - 07/01/2026	950,000	997,302

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Newark Higher Education Finance Corp., Revenue Bonds, Series A, 4.00%, 08/15/2024	$ 365,000	$ 408,289
North Central Texas Health Facility Development Corp., Revenue Bonds, 5.00%, 08/15/2022	90,000	104,998
North East Independent School District, General Obligation Unlimited, Series B, 1.42% (F), 08/01/2040	7,500,000	7,394,775
North Texas Tollway Authority, Revenue Bonds
Series A, BHAC-CR,
5.75%, 01/01/2048	105,000	108,418
Series A, BHAC-CR, MBIA, IBC,
5.75%, 01/01/2040	275,000	283,951
Series F,
5.75%, 01/01/2038	205,000	211,673
Northeast Higher Education Finance Corp., Revenue Bonds, Series A, 4.00%, 08/15/2025	115,000	126,203
Northside Independent School District, General Obligation Unlimited, 1.20% (F), 08/01/2040 (B)	290,000	290,087
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	470,000	469,671
3.13%, 10/01/2030	385,000	381,446
3.25%, 10/01/2031	1,380,000	1,359,631
Point Isabel Independent School District, General Obligation Unlimited, 4.00%, 02/01/2018	125,000	127,904
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 3.88%, 08/15/2026	415,000	399,114
Richardson Independent School District, General Obligation Unlimited, 4.00%, 02/15/2018	350,000	358,774
Southwest Higher Education Authority, Inc., Revenue Bonds, 4.00%, 10/01/2017	250,000	253,323
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series B, AGC, 4.50%, 09/01/2019	65,000	69,464
Texas A&M University, Revenue Bonds, Series A, 4.00%, 05/15/2017	200,000	200,308
Texas Public Finance Authority, Revenue Bonds
BAM,
4.00%, 05/01/2029 - 05/01/2030	1,235,000	1,283,022
5.00%, 05/01/2022	2,045,000	2,308,273
Series D,
4.00%, 02/01/2018	495,000	506,519

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Texas State University System, Revenue Bonds, 5.00%, 03/15/2018	$ 110,000	$ 113,918
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series A, 4.00%, 10/01/2017	160,000	162,160
Travis County Municipal Utility District No. 4, General Obligation Unlimited AGM, 4.00%, 09/01/2033 - 09/01/2035	950,000	991,869
Trophy Club Public Improvement District No. 1, Special Assessment, AGM, 3.00%, 06/01/2024	323,000	330,768
University of Houston, Revenue Bonds Series A, 5.00%, 02/15/2018 - 02/15/2024	240,000	251,572
University of Texas System, Revenue Bonds, Series B, 2.50% (F), 08/15/2036	11,000,000	10,575,510
Viridian Municipal Management District, General Obligation Unlimited
BAM,
Zero Coupon, 12/01/2020	60,000	56,479
6.00%, 12/01/2022 - 12/01/2034	4,675,000	5,751,155
Washington County Junior College District, Revenue Bonds BAM, 5.00%, 10/01/2023 - 10/01/2025	2,025,000	2,412,459
West Ranch Management District, General Obligation Unlimited, MAC, 4.00%, 09/01/2032	330,000	343,411

		93,415,875

Utah - 0.8%
City of Herriman City Water Revenue, Revenue Bonds, BAM, 3.00%, 01/01/2018	110,000	111,319
City of South Jordan, Special Assessment, 3.13%, 11/01/2036	2,520,000	2,346,548
Jordan Valley Water Conservancy District, Revenue Bonds Series A, 5.00%, 10/01/2034 - 10/01/2035	1,020,000	1,147,684
Morgan County School District, General Obligation Unlimited, 5.00%, 08/01/2019	200,000	202,156
Utah Charter School Finance Authority, Revenue Bonds
3.00%, 10/15/2017	190,000	191,569
4.00%, 04/15/2020 - 10/15/2031	3,380,000	3,623,931
4.25%, 04/15/2034	170,000	176,433
4.30%, 04/15/2025 (A)	650,000	651,859
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,310,000	1,527,755

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah State Board of Regents, Revenue Bonds, Series EE-2, 5.00%, 11/01/2019	$ 40,000	$ 43,737

		10,022,991

Vermont - 0.4%
City of Burlington, General Obligation Unlimited Series A, AGM, 5.00%, 11/01/2032 - 11/01/2035	1,155,000	1,283,413
University of Vermont & State Agricultural College, Revenue Bonds, 5.00%, 10/01/2017	150,000	152,625
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2029 - 10/01/2030	885,000	985,071
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,525,000	1,792,649

		4,213,758

Virginia - 0.7%
Alexandria Industrial Development Authority, Revenue Bonds 4.00%, 10/01/2019 - 10/01/2020	990,000	1,058,027
Capital Region Airport Commission, Revenue Bonds Series A, 5.00%, 07/01/2028 - 07/01/2033	710,000	822,342
City of Hampton, General Obligation Unlimited, NATL, 5.00%, 01/15/2018	240,000	247,027
County of Prince William, Certificate of Participation, 4.00%, 10/01/2017	160,000	162,126
Virginia College Building Authority, Revenue Bonds
Series A,
5.00%, 09/01/2017	265,000	268,784
Series B,
5.00%, 09/01/2028	50,000	54,503
Virginia Housing Development Authority, Revenue Bonds, Series B, 1.20%, 11/01/2019	6,150,000	6,136,839

		8,749,648

Washington - 0.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, NATL, 4.75%, 02/01/2028	50,000	53,062
Clark County Public Utility District No. 1, Revenue Bonds, 5.00%, 01/01/2018	100,000	102,717
County of Pierce Sewer Revenue, Revenue Bonds, 5.00%, 08/01/2019	100,000	108,787

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Energy Northwest, Revenue Bonds
4.00%, 07/01/2017	$ 325,000	$ 326,654
5.00%, 07/01/2017	100,000	100,683
Series A,
5.25%, 07/01/2018	35,000	36,762
King County School District No. 412, General Obligation Unlimited, 3.00%, 12/01/2017	200,000	202,552
Port of Seattle, Revenue Bonds, Series A, 5.00%, 08/01/2018	25,000	26,229
Public Utility District No. 1 of Cowlitz County, Revenue Bonds, 5.00%, 09/01/2019	155,000	168,031
State of Washington, General Obligation Unlimited, Series E, 5.00%, 02/01/2018	150,000	154,680
University of Washington, Revenue Bonds, Series C, 5.00%, 12/01/2018	500,000	531,975
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 11/15/2017 - 08/15/2020	380,000	393,331
Series B,
4.00%, 08/15/2018	550,000	570,751
5.00%, 10/01/2018	250,000	263,727
Washington State Housing Finance Commission, Revenue Bonds, 3.20%, 07/01/2021 (A)	500,000	479,810
Yakima County School District No. 7, General Obligation Unlimited, 5.00%, 12/01/2021	235,000	258,171

		3,777,922

West Virginia - 0.2%
County of Mason, Revenue Bonds, Series L, 1.63% (F), 10/01/2022	125,000	125,827
West Virginia Housing Development Fund, Revenue Bonds, Series B, 3.70%, 11/01/2032	1,750,000	1,789,620
West Virginia University, Revenue Bonds, Series A, 5.00%, 10/01/2024	25,000	28,984

		1,944,431

Wisconsin - 1.4%
Central Brown County Water Authority, Revenue Bonds, Series A, 5.00%, 11/01/2019	50,000	54,577
City of Milwaukee Sewerage System Revenue, Revenue Bonds, Series S7, 5.00%, 06/01/2017	100,000	100,388

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Milwaukee Housing Authority, Revenue Bonds, Series A, 3.38%, 07/01/2029	$ 700,000	$ 732,088
Public Finance Authority, Revenue Bonds
3.00%, 08/01/2017	65,000	65,281
Series A,
4.00%, 12/01/2027	2,610,000	2,609,922
4.50%, 09/01/2026	170,000	166,563
5.00%, 06/01/2027	300,000	350,106
State of Wisconsin, General Obligation Unlimited
Series 1,
5.00%, 05/01/2018	275,000	286,360
Series C,
5.00%, 05/01/2022	220,000	228,989
Series D, AGM,
5.00%, 05/01/2018	100,000	100,035
State of Wisconsin, Revenue Bonds Series A, 5.00%, 05/01/2019	25,000	26,950
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.00%, 12/01/2032	1,355,000	1,284,689
5.00%, 08/15/2022 - 12/01/2031	2,755,000	3,200,429
Series B,
5.00%, 08/15/2018	125,000	131,289
Series B-4,
5.00% (F), 11/15/2043	105,000	119,046

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series B, FNMA, 3.15%, 09/01/2030	$ 6,830,000	$ 6,848,099

		16,304,811

Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds, Series 2, 2.95%, 06/01/2033	4,360,000	4,128,702

Total Municipal Government Obligations (Cost $1,115,492,673)		1,102,492,311

REPURCHASE AGREEMENT - 8.7%
State Street Bank & Trust Co. 0.09% (H), dated 04/28/2017, to be repurchased at $104,963,474 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $107,063,665.	104,962,687	104,962,687

Total Repurchase Agreement (Cost $104,962,687)		104,962,687

Total Investments (Cost $1,220,455,360) (I)		1,207,454,998
Net Other Assets (Liabilities) - 0.1%		1,219,617

Net Assets - 100.0%		$ 1,208,674,615

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,102,492,311	$—	$1,102,492,311
Repurchase Agreement	—	104,962,687	—	104,962,687

Total Investments	$—	$1,207,454,998	$—	$1,207,454,998

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $29,195,736, representing 2.4% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Restricted securities. At April 30, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust, Revenue Bonds, 2.75%, 09/01/2026	06/27/2016	$5,871,569	$5,771,331	0.5%

Municipal Government Obligations	La Paz County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 02/15/2021	04/28/2016	554,290	536,730	0.1

Municipal Government Obligations	La Paz County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 02/15/2026	04/28/2016	1,880,342	1,808,800	0.2

Municipal Government Obligations	Centerra Metropolitan District No. 1, Tax Allocation, 2.70%, 12/01/2019	04/20/2017	705,010	706,572	0.1

Municipal Government Obligations	Centerra Metropolitan District No. 1, Tax Allocation, 5.00%, 12/01/2029	04/20/2017	2,653,135	2,669,875	0.2

Municipal Government Obligations	Solaris Metropolitan District No. 3, General Obligation Limited, Series A, 3.75%, 12/01/2026	10/07/2016	640,010	628,090	0.1

Municipal Government Obligations	Southglenn Metropolitan District, General Obligation Limited, 3.00%, 12/01/2021	09/14/2016	996,640	983,110	0.1

Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 5.00%, 09/15/2034	07/24/2014	129,665	135,196	0.0	(D)

Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 4.00%, 07/01/2026	08/04/2016	413,327	394,956	0.0	(D)

Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	499,875	518,795	0.1

Municipal Government Obligations	Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	07/09/2015	348,619	353,249	0.0	(D)

Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	04/08/2016	250,010	162,497	0.0	(D)

Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2021	07/20/2016	212,011	204,690	0.0	(D)

Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2022	07/20/2016	435,138	417,682	0.0	(D)

Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2023	07/20/2016	450,648	430,128	0.0	(D)

Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2024	07/20/2016	458,614	435,450	0.0	(D)

Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2025	07/20/2016	420,875	397,495	0.0	(D)

Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2026	07/20/2016	253,770	238,862	0.0	(D)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2027	07/20/2016	$493,680	$462,374	0.0	%(D)

Municipal Government Obligations	City of Stillwater, Tax Allocation, 4.00%, 02/01/2030	07/20/2016	800,148	754,890	0.1

Municipal Government Obligations	Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	09/04/2014	718,870	729,315	0.1

Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 6.25%, 08/01/2030	06/19/2015	511,380	506,985	0.0	(D)

Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	201,978	0.0	(D)

Municipal Government Obligations	Mississippi Business Finance Corp., Revenue Bonds, 1.00%, 07/01/2017	01/17/2017	99,790	99,982	0.0	(D)

Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	12/10/2015	535,004	550,023	0.1

Municipal Government Obligations	New York State Dormitory Authority, Revenue Bonds, 6.13%, 12/01/2029	03/15/2017	108,258	108,060	0.0	(D)

Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	10/08/2015	730,010	728,854	0.1

Municipal Government Obligations	Harris County Health Facilities Development Corp., Revenue Bonds, Series A-4, AGM, 1.07%, 07/01/2031	03/29/2017 - 04/26/2017	1,525,030	1,525,000	0.1

Municipal Government Obligations	Northside Independent School District, General Obligation Unlimited, 1.20%, 08/01/2040	03/22/2016 - 01/24/2017	289,989	290,087	0.0	(D)

Total			$23,185,714	$22,751,056	1.9%

(C)	Illiquid securities. At April 30, 2017, total value of illiquid securities is $7,156,644, representing 0.6% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(F)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2017; the maturity dates disclosed are the ultimate maturity dates.
(H)	Rate disclosed reflects the yield at April 30, 2017.
(I)	Aggregate cost for federal income tax purposes is $1,220,455,360. Aggregate gross unrealized appreciation and depreciation for all securities is $7,411,196 and $20,411,558, respectively. Net unrealized depreciation for tax purposes is $13,000,362.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Australia - 3.5%
BHP Billiton PLC, ADR	741,669	$ 22,791,488
Challenger, Ltd.	4,046,000	40,051,907
Coca-Cola Amatil, Ltd.	3,333,000	23,385,183
Sonic Healthcare, Ltd.	2,682,800	44,376,176
South32, Ltd.	12,138,970	25,269,259

		155,874,013

Belgium - 1.8%
Groupe Bruxelles Lambert SA (A)	453,220	43,449,869
KBC Group NV	513,200	37,052,416

		80,502,285

Canada - 0.1%
Fairfax Financial Holdings, Ltd.	9,100	4,159,848

Denmark - 1.5%
AP Moller - Maersk A/S, Class B	12,481	21,586,880
TDC A/S, Class B	8,255,100	44,308,485

		65,895,365

France - 10.2%
Airbus SE	350,000	28,300,551
Arkema SA	310,560	32,885,454
Engie SA	4,466,100	63,000,732
Publicis Groupe SA	523,168	37,766,395
Rexel SA	2,539,417	45,365,453
Sanofi (A)	990,701	93,466,940
TOTAL SA	685,900	35,243,097
Veolia Environnement SA (A)	3,338,551	63,423,744
Vivendi SA (A)	3,110,124	61,709,818

		461,162,184

Germany - 11.5%
Allianz SE, Class A	260,402	49,583,038
Bayer AG	280,700	34,735,066
Deutsche Boerse AG (A)	608,200	59,526,710
Infineon Technologies AG	2,952,327	61,103,409
Merck KGaA	459,400	53,945,738
METRO AG	1,314,424	43,254,728
SAP SE (A)	691,847	69,386,597
Siemens AG, Class A	609,187	87,328,078
Talanx AG (B)	611,384	22,037,292
TUI AG	2,716,202	39,381,069

		520,281,725

Hong Kong - 3.4%
Cheung Kong Property Holdings, Ltd.	6,076,000	43,587,753
CK Hutchison Holdings, Ltd.	4,524,100	56,505,083
First Pacific Co., Ltd.	11,915,012	9,175,586
Guangdong Investment, Ltd.	27,620,000	42,752,615

		152,021,037

Ireland - 2.6%
DCC PLC	446,831	41,263,817
Ryanair Holdings PLC, ADR (B)	307,872	28,302,673
Smurfit Kappa Group PLC, Class B	1,836,215	49,184,634

		118,751,124

Israel - 0.7%
Teva Pharmaceutical Industries, Ltd., ADR	995,700	31,444,206

Italy - 3.8%
Azimut Holding SpA (A)	1,562,786	30,505,974

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano SpA	500,989	$ 5,926,597
Eni SpA, Class B (A)	2,782,515	43,252,267
Mediobanca SpA	5,900,292	56,719,919
Prysmian SpA	1,183,087	34,164,400

		170,569,157

Japan - 23.2%
Astellas Pharma, Inc.	4,762,000	62,710,168
Bridgestone Corp.	1,047,400	43,671,812
Coca-Cola Bottlers Japan, Inc.	1,229,625	36,566,108
Daiwa Securities Group, Inc.	8,310,500	50,492,950
Denka Co., Ltd.	5,200,300	26,777,055
Electric Power Development Co., Ltd.	991,200	22,984,992
FamilyMart UNY Holdings Co., Ltd. (A)	362,900	20,509,262
FANUC Corp.	240,900	48,957,968
FUJIFILM Holdings Corp.	908,500	33,691,312
Hitachi, Ltd.	12,802,600	70,642,559
Japan Airlines Co., Ltd.	1,409,500	44,507,199
JXTG Holdings, Inc.	10,218,700	46,118,214
Komatsu, Ltd.	1,143,700	30,491,827
Kuraray Co., Ltd.	2,757,000	44,468,141
Mitsubishi Heavy Industries, Ltd.	8,570,400	34,289,288
MS&AD Insurance Group Holdings, Inc.	1,924,500	62,702,705
Nippon Telegraph & Telephone Corp.	927,300	39,670,722
ORIX Corp.	4,368,300	66,656,006
Resona Holdings, Inc.	8,415,200	46,788,436
SoftBank Group Corp.	587,100	44,461,074
Sony Corp.	1,974,400	66,577,884
Square Enix Holdings Co., Ltd.	794,900	22,889,697
Sumitomo Mitsui Financial Group, Inc.	1,520,400	56,246,958
Toyota Industries Corp. (C)	465,200	23,119,157

		1,045,991,494

Macau - 0.8%
MGM China Holdings, Ltd.	15,165,372	34,548,509

Malta - 0.1%
Brait SE (B)	350,000	2,234,552

Mexico - 0.4%
Alpek SAB de CV, Class A	1,045,198	1,252,000
Fomento Economico Mexicano SAB de CV, ADR	10,000	900,400
Grupo Televisa SAB, ADR	607,571	14,763,975

		16,916,375

Netherlands - 5.0%
Akzo Nobel NV	467,288	40,863,859
Boskalis Westminster	640,994	23,575,890
Heineken Holding NV, Class A (A)	904,978	75,817,283
Koninklijke Philips NV	2,515,427	87,188,515

		227,445,547

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	14,600	28,625,187

Republic of South Africa - 0.6%
Steinhoff International Holdings NV	5,063,537	25,803,152

Singapore - 1.2%
DBS Group Holdings, Ltd.	3,828,600	53,024,664

Spain - 1.4%
Aena SA (D)	191,677	33,824,579
Gamesa Corp. Tecnologica SA	1,401,900	30,289,815

		64,114,394

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.4%
Investor AB, Class B	684,872	$ 31,308,037
Svenska Cellulosa AB SCA, Class B	1,005,477	33,306,645

		64,614,682

Switzerland - 5.8%
ABB, Ltd.	1,446,200	35,406,464
Nestle SA	1,158,564	89,250,182
Novartis AG	1,018,415	78,351,425
UBS Group AG	3,515,574	60,065,084

		263,073,155

United Kingdom - 14.4%
Aviva PLC	10,493,501	71,285,709
British Land Co. PLC, REIT	4,101,700	34,876,685
GKN PLC	14,809,930	68,843,515
HSBC Holdings PLC	6,451,400	53,289,252
IG Group Holdings PLC	1,505,432	10,597,350
Imperial Brands PLC	956,094	46,833,724
Inchcape PLC	3,363,296	37,223,202
Inmarsat PLC (A)	1,935,385	20,492,347
Kingfisher PLC	7,838,021	34,648,089
Micro Focus International PLC	1,133,600	37,997,995
National Grid PLC, Class B	3,562,330	46,139,270
Savills PLC	1,165,391	14,022,451
Sky PLC	1,809,715	23,251,899
TechnipFMC PLC (B)	1,355,243	40,833,472
UBM PLC	2,323,492	21,381,680
Unilever PLC	875,416	45,036,050
Vodafone Group PLC	15,507,720	39,980,360

		646,733,050

United States - 0.7%
Flex, Ltd. (B)	2,005,497	31,004,984

Total Common Stocks (Cost $3,931,283,031)		4,264,790,689

	Shares	Value
PREFERRED STOCK - 0.6%
Republic of Korea - 0.6%
Hyundai Motor Co. 4.17% (E)	345,861	$ 28,054,284

Total Preferred Stock (Cost $31,195,715)		28,054,284

SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (E)	229,227,519	229,227,519

Total Securities Lending Collateral (Cost $229,227,519)		229,227,519

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.09% (E), dated 04/28/2017, to be repurchased at $235,459,815 on 05/01/2017. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.13% - 1.75%, due 04/15/2019 - 10/02/2019, and with a total value of $240,172,161.	$ 235,458,049	235,458,049

Total Repurchase Agreement (Cost $235,458,049)		235,458,049

Total Investments (Cost $4,427,164,314) (F)		4,757,530,541
Net Other Assets (Liabilities) - (5.6)%		(251,451,361)

Net Assets - 100.0%		$ 4,506,079,180

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.5%	$354,653,543
Banks	6.4	303,121,645
Industrial Conglomerates	5.7	272,285,493
Capital Markets	4.5	213,422,620
Insurance	4.4	209,768,592
Diversified Financial Services	4.0	190,641,405
Multi-Utilities	3.6	172,563,746
Media	3.3	158,873,767
Chemicals	3.1	146,246,509
Beverages	3.0	142,595,571
Auto Components	2.9	135,634,484
Software	2.7	130,274,289
Oil, Gas & Consumable Fuels	2.6	124,613,578
Machinery	2.4	113,739,083
Diversified Telecommunication Services	2.2	104,471,554
Electronic Equipment, Instruments & Components	2.1	101,647,543
Electrical Equipment	2.1	99,860,679
Household Durables	1.9	92,381,036

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Food Products	1.9%	$89,250,182
Wireless Telecommunication Services	1.8	84,441,434
Hotels, Restaurants & Leisure	1.6	73,929,578
Airlines	1.5	72,809,872
Food & Staples Retailing	1.3	63,763,990
Technology Hardware, Storage & Peripherals	1.3	62,316,499
Semiconductors & Semiconductor Equipment	1.3	61,103,409
Real Estate Management & Development	1.2	57,610,204
Containers & Packaging	1.0	49,184,634
Metals & Mining	1.0	48,060,747
Tobacco	1.0	46,833,724
Trading Companies & Distributors	1.0	45,365,453
Personal Products	0.9	45,036,050
Health Care Providers & Services	0.9	44,376,176
Water Utilities	0.9	42,752,615
Energy Equipment & Services	0.9	40,833,472
Distributors	0.8	37,223,202
Equity Real Estate Investment Trusts	0.7	34,876,685
Specialty Retail	0.7	34,648,089
Transportation Infrastructure	0.7	33,824,579
Household Products	0.7	33,306,645
Aerospace & Defense	0.6	28,300,551
Automobiles	0.6	28,054,284
Construction & Engineering	0.5	23,575,890
Independent Power & Renewable Electricity Producers	0.5	22,984,992
Marine	0.5	21,586,880

Investments, at Value	90.2	4,292,844,973
Short-Term Investments	9.8	464,685,568

Total Investments	100.0%	$4,757,530,541

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$175,453,046	$4,089,337,643	$—	$4,264,790,689
Preferred Stock	—	28,054,284	—	28,054,284
Securities Lending Collateral	229,227,519	—	—	229,227,519
Repurchase Agreement	—	235,458,049	—	235,458,049

Total Investments	$404,680,565	$4,352,849,976	$—	$4,757,530,541

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $218,093,566. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2017.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the value of the 144A security is $33,824,579, representing 0.8% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Rates disclosed reflect the yields at April 30, 2017.
(F)	Aggregate cost for federal income tax purposes is $4,426,414,012. Aggregate gross unrealized appreciation and depreciation for all securities is $459,315,211 and $128,198,682, respectively. Net unrealized appreciation for tax purposes is $331,116,529.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 5.1%
APN Outdoor Group, Ltd. (A)	1,314,122	$ 5,362,879
Charter Hall Group, REIT (B)	970,400	3,981,963
FlexiGroup, Ltd. (A)	3,945,026	6,882,903
IMF Bentham, Ltd. (A)	2,507,949	3,624,448
Pact Group Holdings, Ltd.	1,813,290	9,572,431
Senex Energy, Ltd. (A) (C)	11,440,400	2,741,303
WPP Aunz, Ltd.	7,724,326	6,738,332

		38,904,259

Belgium - 2.9%
Barco NV	90,770	8,939,355
D’ieteren SA	182,608	8,907,407
Fagron (C)	308,007	4,061,372

		21,908,134

Canada - 0.9%
Entertainment One, Ltd.	2,198,600	7,042,177

Denmark - 3.4%
NKT Holding A/S (C)	110,974	8,751,803
Scandinavian Tobacco Group A/S (D)	311,400	5,436,075
Schouw & Co. AB	116,067	11,958,135

		26,146,013

Finland - 3.1%
Kesko OYJ, Class B	139,000	6,513,773
Raisio Oyj, V Shares	2,078,400	7,878,722
Ramirent OYJ	989,835	9,412,921

		23,805,416

France - 3.5%
ICADE, REIT	98,500	7,314,370
Rothschild & Co.	379,500	11,781,593
Sopra Steria Group	51,700	7,754,822

		26,850,785

Germany - 6.1%
Bertrandt AG (A)	69,309	7,238,019
DIC Asset AG	514,100	5,275,285
Gerresheimer AG	142,800	11,202,855
RHOEN-KLINIKUM AG (A)	190,056	5,428,273
SAF-Holland SA (A)	609,700	10,533,356
Takkt AG	267,613	6,359,307

		46,037,095

Greece - 0.3%
Motor Oil Hellas Corinth Refineries SA	124,551	2,112,434

Hong Kong - 5.0%
AMVIG Holdings, Ltd.	3,998,000	1,336,376
First Pacific Co., Ltd.	15,481,750	11,922,282
Great Eagle Holdings, Ltd.	1,062,200	5,271,159
Kerry Logistics Network, Ltd.	5,882,100	8,288,109
Midland Holdings, Ltd. (C)	7,473,300	1,979,211
NewOcean Energy Holdings, Ltd.	9,197,120	2,778,640
Pacific Textiles Holdings, Ltd.	5,520,300	6,124,717

		37,700,494

Ireland - 1.8%
Smurfit Kappa Group PLC, Class B	501,610	13,436,065

Italy - 4.5%
ASTM SpA	643,900	9,924,811
Danieli & C Officine Meccaniche SpA, Class B	466,390	8,428,359

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano SpA	22,200	$ 262,621
Prysmian SpA	458,800	13,248,921
Salvatore Ferragamo SpA	59,400	1,902,957

		33,767,669

Japan - 29.8%
Aida Engineering, Ltd.	534,900	4,654,434
Air Water, Inc.	472,300	9,092,225
Chugoku Marine Paints, Ltd.	1,192,200	8,812,494
Coca-Cola Bottlers Japan, Inc.	271,125	8,062,609
D.A. Consortium Holdings, Inc. (A)	459,700	5,851,665
Daiichikosho Co., Ltd.	84,700	3,673,689
Denka Co., Ltd.	4,338,300	22,338,499
Dynam Japan Holdings Co., Ltd.	4,070,000	7,848,708
Eiken Chemical Co., Ltd.	170,400	4,677,497
Electric Power Development Co., Ltd.	258,200	5,987,414
Hakuhodo DY Holdings, Inc.	938,100	11,419,616
Hikari Tsushin, Inc.	152,000	14,589,818
HIS Co., Ltd. (A)	121,300	2,892,266
Kaken Pharmaceutical Co., Ltd.	151,700	8,995,174
Kenedix, Inc.	664,800	3,065,326
Kintetsu World Express, Inc.	784,000	12,160,000
Kumiai Chemical Industry Co., Ltd. (A)	1,125,400	6,491,430
Matsumotokiyoshi Holdings Co., Ltd.	80,800	4,051,779
Mebuki Financial Group, Inc.	848,200	3,325,081
Nakanishi, Inc.	243,900	9,583,153
Nichiha Corp.	176,000	5,525,903
Rohto Pharmaceutical Co., Ltd. (A)	665,100	12,404,063
Sanwa Holdings Corp.	1,353,700	13,637,184
SKY Perfect JSAT Holdings, Inc. (A)	1,471,100	6,743,504
Sogo Medical Co., Ltd.	105,600	4,158,637
Square Enix Holdings Co., Ltd.	270,500	7,789,235
Token Corp.	92,200	7,294,945
Wakita & Co., Ltd.	424,600	4,894,470
Welcia Holdings Co., Ltd.	200,200	6,447,347

		226,468,165

Mexico - 0.2%
Credito Real SAB de CV SOFOM ER	1,076,078	1,509,061

Netherlands - 1.2%
BinckBank NV (A)	1,041,344	5,175,974
Boskalis Westminster	112,100	4,123,061

		9,299,035

New Zealand - 1.5%
Air New Zealand, Ltd.	5,426,202	9,500,358
SKY Network Television, Ltd.	664,400	1,760,843

		11,261,201

Norway - 0.5%
ABG Sundal Collier Holding ASA	6,269,260	4,103,569

Philippines - 0.4%
Alliance Global Group, Inc.	9,999,300	2,962,097

Republic of Korea - 2.9%
Eugene Technology Co., Ltd.	426,859	6,395,945
Interpark Holdings Corp.	839,119	3,959,987
NongShim Co., Ltd.	16,200	4,513,050
Value Added Technologies Co., Ltd.	262,200	6,728,395

		21,597,377

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.7%
Cia de Distribucion Integral Logista Holdings SA	544,364	$ 13,015,813

Sweden - 4.8%
Cloetta AB, B Shares	4,111,300	16,617,314
Dios Fastigheter AB	2,108,974	10,810,001
Nobina AB (D)	598,476	3,648,708
Scandic Hotels Group AB (C) (D)	496,000	5,585,901

		36,661,924

Switzerland - 0.7%
Swissquote Group Holding SA (A)	180,976	4,983,661

United Kingdom - 16.0%
Berendsen PLC	391,851	4,258,136
IG Group Holdings PLC	845,035	5,948,546
Inchcape PLC	869,000	9,617,638
Inmarsat PLC	981,500	10,392,371
Intermediate Capital Group PLC	1,146,635	11,598,793
International Personal Finance PLC	1,704,600	3,543,514
Lancashire Holdings, Ltd. (A)	744,400	6,580,298
Northgate PLC	1,679,006	11,743,095
Pendragon PLC	13,575,164	6,153,890
Rentokil Initial PLC	2,809,800	9,061,734
Savills PLC	1,123,100	13,513,589
Stock Spirits Group PLC	3,109,791	7,048,648
Thomas Cook Group PLC (A)	4,603,600	5,703,207
UBM PLC	1,732,964	15,947,411

		121,110,870

Total Common Stocks (Cost $701,993,408)		730,683,314

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (E)	30,405,653	$ 30,405,653

Total Securities Lending Collateral (Cost $30,405,653)		30,405,653

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.09% (E), dated 04/28/2017, to be repurchased at $22,563,929 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.13%, due 03/31/2020, and with a value of $23,016,975.	$ 22,563,759	22,563,759

Total Repurchase Agreement (Cost $22,563,759)		22,563,759

Total Investments (Cost $754,962,820) (F)		783,652,726
Net Other Assets (Liabilities) - (3.3)%		(24,762,057)

Net Assets - 100.0%		$ 758,890,669

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	8.2%	$64,540,116
Chemicals	6.0	46,734,648
Capital Markets	5.6	43,592,136
Food Products	5.2	40,967,221
Real Estate Management & Development	5.1	39,914,571
Air Freight & Logistics	4.3	33,463,922
Containers & Packaging	3.1	24,344,872
Hotels, Restaurants & Leisure	2.8	22,030,082
Machinery	2.8	21,834,596
Pharmaceuticals	2.7	21,399,237
Food & Staples Retailing	2.7	21,171,536
Health Care Equipment & Supplies	2.7	20,989,045
Specialty Retail	2.7	20,743,708
Building Products	2.5	19,163,087
Distributors	2.4	18,525,045
Diversified Financial Services	2.0	15,546,730
Road & Rail	2.0	15,391,803
Beverages	2.0	15,373,878
Trading Companies & Distributors	1.8	14,307,391
Commercial Services & Supplies	1.7	13,319,870
Electrical Equipment	1.7	13,248,921
Consumer Finance	1.5	11,935,478

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	1.4%	$11,296,333
Life Sciences Tools & Services	1.4	11,202,855
Auto Components	1.3	10,533,356
Diversified Telecommunication Services	1.3	10,392,371
Transportation Infrastructure	1.3	9,924,811
Airlines	1.2	9,500,358
Health Care Providers & Services	1.2	9,489,645
Electronic Equipment, Instruments & Components	1.1	8,939,355
Textiles, Apparel & Luxury Goods	1.0	8,027,674
Software	1.0	7,789,235
IT Services	1.0	7,754,822
Oil, Gas & Consumable Fuels	1.0	7,632,377
Household Durables	0.9	7,294,945
Professional Services	0.9	7,238,019
Insurance	0.8	6,580,298
Semiconductors & Semiconductor Equipment	0.8	6,395,945
Internet & Catalog Retail	0.8	6,359,307
Independent Power & Renewable Electricity Producers	0.8	5,987,414
Tobacco	0.7	5,436,075
Construction & Engineering	0.5	4,123,061
Internet & Direct Marketing Retail	0.5	3,959,987
Banks	0.4	3,325,081
Industrial Conglomerates	0.4	2,962,097

Investments, at Value	93.2	730,683,314
Short-Term Investments	6.8	52,969,412

Total Investments	100.0%	$783,652,726

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,509,061	$729,174,253	$—	$730,683,314
Securities Lending Collateral	30,405,653	—	—	30,405,653
Repurchase Agreement	—	22,563,759	—	22,563,759

Total Investments	$31,914,714	$751,738,012	$—	$783,652,726

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,753,318. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2017, value of the security is $3,981,963, representing 0.5% of the Fund’s net assets.
(C)	Non-income producing securities.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $14,670,684, representing 1.9% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Rates disclosed reflect the yields at April 30, 2017.
(F)	Aggregate cost for federal income tax purposes is $754,962,820. Aggregate gross unrealized appreciation and depreciation for all securities is $108,016,137 and $79,326,231, respectively. Net unrealized appreciation for tax purposes is $28,689,906.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (A)	1,476,441	$ 25,970,597

Banks - 12.4%
Cadence BanCorp (A)	599,611	13,479,255
Citigroup, Inc.	1,875,215	110,862,711
Huntington Bancshares, Inc., Class A	5,070,000	65,200,200
JPMorgan Chase & Co.	1,100,000	95,700,000

		285,242,166

Beverages - 2.7%
Cott Corp.	4,667,877	61,475,940

Capital Markets - 3.8%
Deutsche Bank AG (A)	950,000	17,166,500
Morgan Stanley	1,600,000	69,392,000

		86,558,500

Chemicals - 7.3%
Dow Chemical Co.	1,500,000	94,200,000
Monsanto Co.	625,000	72,881,250

		167,081,250

Communications Equipment - 5.5%
Nokia OYJ, ADR	22,000,000	126,060,000

Construction Materials - 1.7%
Summit Materials, Inc., Class A	1,507,395	38,679,756

Consumer Finance - 2.4%
American Express Co.	550,000	43,587,500
Synchrony Financial	428,557	11,913,885

		55,501,385

Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	1,300,000	59,683,000

Electrical Equipment - 6.1%
Atkore International Group, Inc. (A) (B)	1,619,471	42,527,309
Eaton Corp. PLC	1,300,000	98,332,000

		140,859,309

Electronic Equipment, Instruments & Components - 0.7%
VeriFone Systems, Inc. (A)	883,187	16,374,287

Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	496,506	29,477,561

Food Products - 7.9%
Nestle SA, ADR (C)	1,295,012	99,714,629
Pinnacle Foods, Inc.	1,405,000	81,700,750

		181,415,379

Health Care Equipment & Supplies - 0.4%
Zimmer Biomet Holdings, Inc., Class A	82,353	9,853,536

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	310,000	43,378,300

Industrial Conglomerates - 3.8%
General Electric Co.	3,050,000	88,419,500

Insurance - 5.2%
Athene Holding, Ltd., Class A (A)	786,942	41,951,878
Chubb, Ltd.	575,000	78,918,750

		120,870,628

Life Sciences Tools & Services - 2.4%
Fluidigm Corp. (A) (B)	1,098,376	5,425,978

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	823,713	$ 48,936,789

		54,362,767

Machinery - 1.2%
Milacron Holdings Corp. (A) (B)	1,467,106	27,610,935

Multiline Retail - 2.9%
Macy’s, Inc.	1,158,808	33,860,370
Target Corp.	600,000	33,510,000

		67,370,370

Oil, Gas & Consumable Fuels - 8.8%
Hess Corp.	1,880,000	91,800,400
Noble Energy, Inc.	600,000	19,398,000
Occidental Petroleum Corp.	1,500,000	92,310,000

		203,508,400

Pharmaceuticals - 5.2%
Pfizer, Inc.	3,550,000	120,416,000

Semiconductors & Semiconductor Equipment - 4.7%
Intel Corp.	3,000,000	108,450,000

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	350,000	50,277,500

Total Common Stocks (Cost $1,921,048,000)		2,168,897,066

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (D)	10,442,250	10,442,250

Total Securities Lending Collateral (Cost $10,442,250)		10,442,250

	Principal	Value
REPURCHASE AGREEMENT - 6.8%
State Street Bank & Trust Co. 0.09% (D), dated 04/28/2017, to be repurchased at $157,176,799 on 05/01/2017. Collateralized by U.S. Government Obligations and a U.S. Government Agency Obligation, 1.25% - 3.63%, due 10/02/2019 - 02/15/2020, and with a total value of $160,319,384.	$ 157,175,620	157,175,620

Total Repurchase Agreement (Cost $157,175,620)		157,175,620

Total Investments (Cost $2,088,665,870) (E)		2,336,514,936
Net Other Assets (Liabilities) - (1.5)%		(35,066,458)

Net Assets - 100.0%		$ 2,301,448,478

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,168,897,066	$—	$—	$2,168,897,066
Securities Lending Collateral	10,442,250	—	—	10,442,250
Repurchase Agreement	—	157,175,620	—	157,175,620

Total Investments	$2,179,339,316	$157,175,620	$—	$2,336,514,936

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid securities. At April 30, 2017, total value of illiquid securities is $75,564,222, representing 3.3% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $10,210,067. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at April 30, 2017.
(E)	Aggregate cost for federal income tax purposes is $2,088,665,870. Aggregate gross unrealized appreciation and depreciation for all securities is $290,858,229 and $43,009,163, respectively. Net unrealized appreciation for tax purposes is $247,849,066.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 1.3%
Northrop Grumman Corp.	15,383	$ 3,783,603

Air Freight & Logistics - 1.4%
FedEx Corp.	21,188	4,019,364

Airlines - 3.6%
Alaska Air Group, Inc.	32,161	2,736,579
American Airlines Group, Inc.	29,000	1,235,980
Delta Air Lines, Inc.	76,095	3,457,757
United Continental Holdings, Inc. (A)	42,777	3,003,373

		10,433,689

Auto Components - 1.3%
Goodyear Tire & Rubber Co.	23,804	862,419
Magna International, Inc., Class A	69,797	2,915,421

		3,777,840

Automobiles - 2.0%
Fiat Chrysler Automobiles NV (A)	164,942	1,875,391
General Motors Co.	111,749	3,870,985

		5,746,376

Banks - 8.9%
Bank of America Corp.	282,872	6,602,232
Citigroup, Inc.	77,219	4,565,187
Citizens Financial Group, Inc.	94,283	3,461,129
JPMorgan Chase & Co.	86,196	7,499,052
SunTrust Banks, Inc.	66,097	3,754,971

		25,882,571

Beverages - 3.1%
Dr. Pepper Snapple Group, Inc.	36,134	3,311,681
PepsiCo, Inc.	50,344	5,702,968

		9,014,649

Biotechnology - 3.2%
Amgen, Inc.	21,122	3,449,645
Biogen, Inc. (A)	10,200	2,766,342
Gilead Sciences, Inc.	44,579	3,055,890

		9,271,877

Building Products - 0.6%
Masco Corp.	47,376	1,753,860

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	37,260	3,158,158

Commercial Services & Supplies - 1.0%
Waste Management, Inc.	41,517	3,021,607

Communications Equipment - 0.9%
Cisco Systems, Inc.	48,454	1,650,828
F5 Networks, Inc., Class B (A)	7,170	925,862

		2,576,690

Construction & Engineering - 1.1%
Quanta Services, Inc. (A)	92,793	3,288,584

Containers & Packaging - 1.2%
Avery Dennison Corp.	28,364	2,360,169
International Paper Co.	10,427	562,745
WestRock Co.	8,793	470,953

		3,393,867

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	72,693	2,880,824
Verizon Communications, Inc.	118,917	5,459,479

		8,340,303

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.8%
American Electric Power Co., Inc.	7,222	$ 489,868
Edison International	11,298	903,501
Entergy Corp., Class B	44,664	3,406,077
Exelon Corp.	16,829	582,788

		5,382,234

Electronic Equipment, Instruments & Components - 1.2%
Corning, Inc.	121,797	3,513,843

Energy Equipment & Services - 0.9%
Ensco PLC, Class A	111,058	876,247
Helmerich & Payne, Inc.	27,806	1,686,156

		2,562,403

Equity Real Estate Investment Trusts - 0.8%
Host Hotels & Resorts, Inc.	126,723	2,274,678

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	67,697	5,089,460

Food Products - 0.9%
Conagra Brands, Inc.	49,800	1,931,244
Tyson Foods, Inc., Class A	13,102	841,934

		2,773,178

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	72,022	4,010,185

Health Care Providers & Services - 2.9%
DaVita, Inc. (A)	22,051	1,521,739
Express Scripts Holding Co. (A)	17,884	1,097,005
Henry Schein, Inc. (A)	5,159	896,634
McKesson Corp.	9,007	1,245,578
Quest Diagnostics, Inc.	35,208	3,714,796

		8,475,752

Hotels, Restaurants & Leisure - 3.0%
Carnival Corp.	40,344	2,492,049
McDonald’s Corp.	36,410	5,094,851
Wyndham Worldwide Corp.	11,539	1,099,782

		8,686,682

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	243,819	2,757,593

Insurance - 6.1%
Aflac, Inc.	49,698	3,721,386
Allstate Corp.	47,839	3,888,832
Lincoln National Corp.	30,844	2,033,545
Prudential Financial, Inc.	36,083	3,861,963
Travelers Cos., Inc.	20,060	2,440,500
Unum Group	37,620	1,742,935

		17,689,161

Internet & Direct Marketing Retail - 0.6%
Netflix, Inc. (A)	4,559	693,880
Priceline Group, Inc. (A)	538	993,589

		1,687,469

Internet Software & Services - 2.3%
Alphabet, Inc., Class A (A)	1,900	1,756,588
eBay, Inc. (A)	64,838	2,166,238
VeriSign, Inc. (A)	31,482	2,799,379

		6,722,205

IT Services - 0.7%
Mastercard, Inc., Class A	2,511	292,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Teradata Corp. (A)	56,012	$ 1,634,430

		1,926,510

Media - 2.7%
Discovery Communications, Inc., Series A (A)	78,647	2,263,461
Walt Disney Co.	49,062	5,671,567

		7,935,028

Metals & Mining - 0.1%
Teck Resources, Ltd., Class B	15,169	314,605

Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	90,589	2,584,504
Public Service Enterprise Group, Inc.	19,554	861,354

		3,445,858

Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	18,980	2,025,166
Exxon Mobil Corp.	39,327	3,211,050
Marathon Petroleum Corp.	42,163	2,147,783
Murphy Oil Corp.	26,234	686,806
Southwestern Energy Co. (A)	111,513	837,463
Tesoro Corp.	23,427	1,867,366
Valero Energy Corp.	32,490	2,099,179

		12,874,813

Pharmaceuticals - 7.3%
Johnson & Johnson	66,495	8,210,138
Mallinckrodt PLC (A)	20,739	973,074
Merck & Co., Inc.	92,740	5,780,484
Pfizer, Inc.	186,120	6,313,190

		21,276,886

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	72,485	2,595,688

Road & Rail - 0.2%
Union Pacific Corp.	5,986	670,193

Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc., Class A	101,519	4,122,686
Intel Corp.	157,927	5,709,061
Lam Research Corp.	23,219	3,363,272
Micron Technology, Inc. (A)	45,213	1,251,044

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc. (A)	8,626	$ 586,827

		15,032,890

Software - 7.7%
CA, Inc.	50,885	1,670,555
Citrix Systems, Inc. (A)	31,650	2,561,751
Intuit, Inc.	31,631	3,960,517
Microsoft Corp.	161,629	11,065,121
Oracle Corp.	71,226	3,202,321

		22,460,265

Specialty Retail - 2.4%
Bed Bath & Beyond, Inc.	83,736	3,244,770
Best Buy Co., Inc.	37,909	1,964,065
Staples, Inc.	185,559	1,812,912

		7,021,747

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	48,331	6,942,748
HP, Inc.	117,509	2,211,520
NetApp, Inc.	55,559	2,214,026
Seagate Technology PLC	34,739	1,463,554

		12,831,848

Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings, Ltd. (A)	48,335	1,804,346

Tobacco - 3.0%
Altria Group, Inc.	43,322	3,109,653
Philip Morris International, Inc.	51,868	5,749,049

		8,858,702

Trading Companies & Distributors - 0.3%
United Rentals, Inc. (A)	8,360	916,758

Total Common Stocks (Cost $289,713,015)		289,054,018

Total Investments (Cost $289,713,015) (B)		289,054,018
Net Other Assets (Liabilities) - 1.0%		3,013,338

Net Assets - 100.0%		$ 292,067,356

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$289,054,018	$—	$—	$289,054,018

Total Investments	$289,054,018	$—	$—	$289,054,018

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Aggregate cost for federal income tax purposes is $275,925,114. Aggregate gross unrealized appreciation and depreciation for all securities is $16,298,118 and $3,169,214, respectively. Net unrealized appreciation for tax purposes is $13,128,904.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.1%
Boeing Co.	37,445	$ 6,920,959
General Dynamics Corp.	15,710	3,044,441

		9,965,400

Air Freight & Logistics - 0.7%
FedEx Corp.	32,285	6,124,465

Automobiles - 0.8%
Tesla, Inc. (A)	21,040	6,608,033

Banks - 1.2%
JPMorgan Chase & Co.	58,727	5,109,249
M&T Bank Corp.	17,939	2,787,900
SVB Financial Group (A)	15,051	2,648,073

		10,545,222

Beverages - 1.9%
Constellation Brands, Inc., Class A	18,787	3,241,509
Molson Coors Brewing Co., Class B	36,105	3,462,108
Monster Beverage Corp. (A)	216,589	9,828,809

		16,532,426

Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (A)	47,443	6,062,266
Biogen, Inc. (A)	12,780	3,466,064
BioMarin Pharmaceutical, Inc. (A)	47,184	4,522,115
Celgene Corp. (A)	80,944	10,041,103
Incyte Corp. (A)	24,918	3,096,809
Regeneron Pharmaceuticals, Inc., Class A (A)	12,304	4,779,981
Shire PLC, Class B, ADR	35,056	6,203,510
Vertex Pharmaceuticals, Inc. (A)	12,131	1,435,097

		39,606,945

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	60,711	3,869,719

Capital Markets - 1.7%
BlackRock, Inc., Class A	7,505	2,886,198
Goldman Sachs Group, Inc.	33,385	7,471,563
Intercontinental Exchange, Inc.	68,667	4,133,753

		14,491,514

Chemicals - 1.4%
Albemarle Corp.	34,752	3,784,840
PPG Industries, Inc.	45,716	5,021,446
Sherwin-Williams Co.	11,043	3,695,871

		12,502,157

Communications Equipment - 0.1%
Palo Alto Networks, Inc. (A)	6,750	731,768

Consumer Finance - 0.5%
Capital One Financial Corp.	51,772	4,161,433

Containers & Packaging - 0.5%
Crown Holdings, Inc. (A)	83,078	4,659,845

Electrical Equipment - 0.7%
AMETEK, Inc., Class A	56,932	3,256,510
Eaton Corp. PLC	40,667	3,076,052

		6,332,562

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	42,443	2,519,841
Halliburton Co.	49,755	2,282,759

		4,802,600

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 0.3%
Crown Castle International Corp.	28,726	$ 2,717,480

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	82,192	14,590,724
Walgreens Boots Alliance, Inc.	44,973	3,891,963

		18,482,687

Food Products - 0.6%
Mondelez International, Inc., Class A	106,878	4,812,716

Health Care Equipment & Supplies - 1.4%
Danaher Corp.	40,292	3,357,532
Hologic, Inc. (A)	109,331	4,936,295
Medtronic PLC	44,275	3,678,810

		11,972,637

Health Care Providers & Services - 2.1%
Aetna, Inc.	29,497	3,984,160
HCA Holdings, Inc. (A)	55,541	4,677,107
UnitedHealth Group, Inc.	54,343	9,503,504

		18,164,771

Hotels, Restaurants & Leisure - 2.4%
Hilton Worldwide Holdings, Inc.	67,670	3,990,500
Marriott International, Inc., Class A	107,230	10,124,656
Starbucks Corp.	117,279	7,043,777

		21,158,933

Household Durables - 0.6%
Mohawk Industries, Inc. (A)	22,115	5,192,381

Household Products - 0.6%
Colgate-Palmolive Co.	75,247	5,420,794

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	61,160	8,020,522

Insurance - 0.5%
Allstate Corp.	55,436	4,506,393

Internet & Direct Marketing Retail - 9.1%
Amazon.com, Inc. (A)	41,210	38,118,838
Expedia, Inc.	26,110	3,491,429
Netflix, Inc. (A)	132,457	20,159,955
Priceline Group, Inc. (A)	9,425	17,406,279

		79,176,501

Internet Software & Services - 13.6%
Alibaba Group Holding, Ltd., ADR (A)	127,702	14,749,581
Alphabet, Inc., Class A (A)	29,806	27,556,243
Alphabet, Inc., Class C (A)	22,385	20,279,915
eBay, Inc. (A)	132,684	4,432,972
Facebook, Inc., Class A (A)	229,691	34,511,073
GoDaddy, Inc., Class A (A)	84,826	3,301,428
Tencent Holdings, Ltd.	422,095	13,208,190

		118,039,402

IT Services - 6.4%
Accenture PLC, Class A	36,538	4,432,059
FleetCor Technologies, Inc. (A)	32,579	4,598,200
Global Payments, Inc.	56,520	4,621,075
Mastercard, Inc., Class A	203,170	23,632,735
PayPal Holdings, Inc. (A)	112,168	5,352,657
Visa, Inc., Class A	144,586	13,189,135

		55,825,861

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.4%
Illumina, Inc. (A)	31,802	$ 5,878,918
Thermo Fisher Scientific, Inc.	37,171	6,145,481

		12,024,399

Machinery - 2.0%
Illinois Tool Works, Inc., Class A	30,633	4,230,111
Middleby Corp. (A)	29,657	4,037,207
Parker-Hannifin Corp.	29,611	4,761,449
Snap-on, Inc.	27,111	4,541,906

		17,570,673

Media - 2.6%
Charter Communications, Inc., Class A (A)	19,936	6,881,110
Comcast Corp., Class A	302,175	11,842,238
Time Warner, Inc.	35,101	3,484,476

		22,207,824

Multiline Retail - 0.5%
Dollar Tree, Inc. (A)	56,187	4,650,598

Oil, Gas & Consumable Fuels - 0.9%
Concho Resources, Inc. (A)	33,648	4,261,856
EOG Resources, Inc.	37,287	3,449,047

		7,710,903

Personal Products - 0.7%
Estee Lauder Cos., Inc., Class A	69,743	6,077,405

Pharmaceuticals - 3.9%
Allergan PLC	63,950	15,594,847
Bristol-Myers Squibb Co.	261,476	14,655,730
Eli Lilly & Co.	46,577	3,822,109

		34,072,686

Professional Services - 0.7%
Equifax, Inc.	26,579	3,596,404
IHS Markit, Ltd. (A)	61,834	2,683,596

		6,280,000

Road & Rail - 0.4%
JB Hunt Transport Services, Inc.	38,076	3,413,894

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc., Class A	49,061	3,738,448
Broadcom, Ltd.	63,535	14,029,164
NVIDIA Corp.	77,236	8,055,715
QUALCOMM, Inc.	40,553	2,179,318
Texas Instruments, Inc.	64,683	5,121,600

		33,124,245

	Shares	Value
COMMON STOCKS (continued)
Software - 10.4%
Activision Blizzard, Inc.	96,473	$ 5,040,714
Adobe Systems, Inc. (A)	134,586	17,999,532
Electronic Arts, Inc. (A)	48,911	4,637,741
Microsoft Corp.	386,321	26,447,536
Red Hat, Inc. (A)	55,958	4,928,781
salesforce.com, Inc. (A)	170,121	14,650,820
ServiceNow, Inc. (A)	37,319	3,525,899
Snap, Inc., Class A (A)	42,347	954,925
Splunk, Inc. (A)	62,449	4,016,095
Workday, Inc., Class A (A)	100,610	8,793,314

		90,995,357

Specialty Retail - 4.6%
Advance Auto Parts, Inc.	29,175	4,146,934
Home Depot, Inc.	39,801	6,212,936
Industria de Diseno Textil SA	203,442	7,802,864
Lowe’s Cos., Inc.	49,370	4,190,526
Michaels Cos., Inc. (A)	101,426	2,369,311
O’Reilly Automotive, Inc. (A)	23,564	5,847,407
TJX Cos., Inc.	83,282	6,549,296
Ulta Beauty, Inc. (A)	11,913	3,352,795

		40,472,069

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	392,439	56,373,863
Western Digital Corp.	27,603	2,458,599

		58,832,462

Textiles, Apparel & Luxury Goods - 3.4%
adidas AG	42,758	8,565,377
NIKE, Inc., Class B	302,822	16,779,367
VF Corp.	82,141	4,487,363

		29,832,107

Tobacco - 1.0%
Altria Group, Inc.	120,174	8,626,090

Total Common Stocks (Cost $842,025,203)		870,315,879

Total Investments (Cost $842,025,203) (B)		870,315,879
Net Other Assets (Liabilities) - 0.1%		849,216

Net Assets - 100.0%		$ 871,165,095

SECURITY VALUATION:

Valuation	Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$840,739,448	$29,576,431	$—	$870,315,879

Total Investments	$840,739,448	$29,576,431	$—	$870,315,879

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Aggregate cost for federal income tax purposes is $768,425,441. Aggregate gross unrealized appreciation and depreciation for all securities is $104,981,112 and $3,090,674, respectively. Net unrealized appreciation for tax purposes is $101,890,438.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.9%
Spirit Aerosystems Holdings, Inc., Class A	139,283	$ 7,961,416

Airlines - 3.9%
JetBlue Airways Corp. (A)	490,429	10,706,065

Auto Components - 5.8%
Delphi Automotive PLC, Class A	115,342	9,273,497
Goodyear Tire & Rubber Co.	186,974	6,774,068

		16,047,565

Banks - 8.2%
CIT Group, Inc.	262,711	12,166,147
FNB Corp.	747,792	10,648,558

		22,814,705

Biotechnology - 3.6%
BioMarin Pharmaceutical, Inc. (A)	103,669	9,935,637

Chemicals - 4.9%
Eastman Chemical Co.	94,940	7,571,465
Olin Corp.	182,893	5,876,352

		13,447,817

Communications Equipment - 1.9%
Motorola Solutions, Inc.	60,354	5,188,633

Construction Materials - 1.8%
Eagle Materials, Inc.	50,573	4,853,491

Consumer Finance - 5.5%
Ally Financial, Inc.	419,089	8,297,962
Discover Financial Services	110,522	6,917,572

		15,215,534

Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (A)	68,017	4,132,713

Electronic Equipment, Instruments & Components - 1.5%
Dolby Laboratories, Inc., Class A	78,900	4,160,397

Energy Equipment & Services - 2.0%
Weatherford International PLC (A) (B)	966,478	5,576,578

Equity Real Estate Investment Trusts - 2.0%
Uniti Group, Inc.	204,051	5,603,241

Health Care Providers & Services - 9.0%
Cardinal Health, Inc.	133,379	9,681,982
Laboratory Corp. of America Holdings (A)	57,509	8,059,886
Universal Health Services, Inc., Class B	58,992	7,123,874

		24,865,742

Hotels, Restaurants & Leisure - 3.7%
Wyndham Worldwide Corp.	107,282	10,225,047

Household Durables - 1.7%
Whirlpool Corp.	25,444	4,724,442

Internet Software & Services - 3.8%
IAC/InterActiveCorp (A)	126,618	10,510,560

Life Sciences Tools & Services - 2.3%
Bio-Techne Corp.	58,055	6,216,529

Machinery - 3.2%
Ingersoll-Rand PLC	99,104	8,795,480

Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc. (A)	107,620	4,880,567
Rice Energy, Inc. (A)	257,076	5,473,148

		10,353,715

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.3%
Mylan NV (A)	241,709	$ 9,027,831

Road & Rail - 2.2%
Ryder System, Inc., Class A	90,984	6,178,724

Semiconductors & Semiconductor Equipment - 8.8%
Micron Technology, Inc. (A)	293,035	8,108,279
NXP Semiconductors NV (A)	77,067	8,149,835
Skyworks Solutions, Inc.	80,111	7,990,271

		24,248,385

Software - 5.0%
Fortinet, Inc. (A)	173,706	6,774,534
Workday, Inc., Class A (A)	81,562	7,128,519

		13,903,053

Specialty Retail - 4.0%
Signet Jewelers, Ltd. (B)	100,338	6,606,254
Williams-Sonoma, Inc., Class A (B)	83,736	4,525,931

		11,132,185

Trading Companies & Distributors - 3.7%
Air Lease Corp., Class A	271,310	10,347,763

Total Common Stocks (Cost $251,058,933)		276,173,248

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	12,451,726	12,451,726

Total Securities Lending Collateral (Cost $12,451,726)		12,451,726

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $1,236,247 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $1,263,047.	$ 1,236,237	1,236,237

Total Repurchase Agreement (Cost $1,236,237)		1,236,237

Total Investments (Cost $264,746,896) (D)		289,861,211
Net Other Assets (Liabilities) - (4.8)%		(13,200,828)

Net Assets - 100.0%		$ 276,660,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$276,173,248	$—	$—	$276,173,248
Securities Lending Collateral	12,451,726	—	—	12,451,726
Repurchase Agreement	—	1,236,237	—	1,236,237

Total Investments	$288,624,974	$1,236,237	$—	$289,861,211

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,086,466. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $256,580,151. Aggregate gross unrealized appreciation and depreciation for all securities is $37,001,504 and $3,720,444, respectively. Net unrealized appreciation for tax purposes is $33,281,060.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Airlines - 3.6%
Alaska Air Group, Inc.	320,100	$ 27,237,309
JetBlue Airways Corp. (A)	1,089,700	23,788,151
United Continental Holdings, Inc. (A)	195,700	13,740,097

		64,765,557

Auto Components - 0.2%
BorgWarner, Inc.	93,471	3,951,954

Banks - 3.5%
CIT Group, Inc.	620,260	28,724,241
Citizens Financial Group, Inc.	148,336	5,445,415
Fifth Third Bancorp	224,324	5,480,235
First Republic Bank, Class A	48,906	4,521,849
Huntington Bancshares, Inc., Class A	245,105	3,152,050
M&T Bank Corp.	47,080	7,316,703
SunTrust Banks, Inc.	106,621	6,057,139
Zions Bancorporation	42,640	1,706,879

		62,404,511

Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	55,656	5,100,872

Biotechnology - 1.1%
United Therapeutics Corp. (A)	154,500	19,420,650

Capital Markets - 1.7%
E*TRADE Financial Corp. (A)	522,900	18,066,195
Northern Trust Corp.	52,248	4,702,320
Raymond James Financial, Inc.	53,482	3,985,479
T. Rowe Price Group, Inc.	65,156	4,618,909

		31,372,903

Chemicals - 0.5%
Mosaic Co.	334,800	9,016,164

Communications Equipment - 2.0%
ARRIS International PLC (A)	1,239,500	32,214,605
CommScope Holding Co., Inc. (A)	99,316	4,175,245

		36,389,850

Consumer Finance - 1.0%
Ally Financial, Inc.	930,639	18,426,652

Containers & Packaging - 0.7%
Ball Corp.	76,453	5,878,471
WestRock Co.	116,415	6,235,188

		12,113,659

Diversified Consumer Services - 1.8%
H&R Block, Inc.	1,293,900	32,075,781

Diversified Financial Services - 0.5%
Voya Financial, Inc.	241,300	9,019,794

Electric Utilities - 7.6%
Alliant Energy Corp.	425,800	16,742,456
FirstEnergy Corp.	1,824,500	54,625,530
PPL Corp.	1,001,750	38,176,692
Xcel Energy, Inc.	588,170	26,497,059

		136,041,737

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. (A)	74,528	5,254,224
Avnet, Inc.	812,201	31,424,057
CDW Corp.	83,689	4,945,183

		41,623,464

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Transocean, Ltd. (A)	793,300	$ 8,750,099

Equity Real Estate Investment Trusts - 3.4%
American Campus Communities, Inc.	43,106	2,042,793
Crown Castle International Corp.	251,300	23,772,980
Rayonier, Inc.	100,031	2,822,875
Uniti Group, Inc.	1,042,500	28,627,050
Weyerhaeuser Co.	88,484	2,996,953

		60,262,651

Food & Staples Retailing - 3.6%
Casey’s General Stores, Inc. (B)	292,700	32,802,889
Whole Foods Market, Inc.	871,910	31,711,367

		64,514,256

Food Products - 1.4%
Kellogg Co.	318,100	22,585,100
TreeHouse Foods, Inc. (A)	37,494	3,284,474

		25,869,574

Health Care Equipment & Supplies - 1.1%
DENTSPLY SIRONA, Inc.	318,543	20,144,659

Health Care Providers & Services - 7.7%
AmerisourceBergen Corp., Class A	327,656	26,884,175
Cardinal Health, Inc.	434,468	31,538,032
Cigna Corp.	26,828	4,195,094
Henry Schein, Inc. (A)	23,944	4,161,467
Humana, Inc., Class A	22,576	5,011,421
Laboratory Corp. of America Holdings (A)	198,303	27,792,165
MEDNAX, Inc. (A)	594,800	35,902,128
Universal Health Services, Inc., Class B	26,551	3,206,299

		138,690,781

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	66,808	3,939,668
Marriott International, Inc., Class A	15,806	1,492,402

		5,432,070

Household Durables - 0.5%
Mohawk Industries, Inc. (A)	36,647	8,604,349

Independent Power & Renewable Electricity Producers - 1.8%
AES Corp.	2,840,400	32,124,924

Insurance - 11.3%
Alleghany Corp. (A)	50,225	30,672,407
Allstate Corp.	225,500	18,330,895
Fairfax Financial Holdings, Ltd. (B)	29,600	13,511,216
FNF Group	887,924	36,360,488
Loews Corp.	557,320	25,982,258
Markel Corp. (A)	7,400	7,175,040
Marsh & McLennan Cos., Inc.	70,069	5,194,215
Progressive Corp.	836,105	33,210,091
Willis Towers Watson PLC	246,666	32,712,845

		203,149,455

Internet & Direct Marketing Retail - 1.7%
Expedia, Inc.	48,985	6,550,274
Liberty Expedia Holdings, Inc., Class A (A)	493,805	23,855,720

		30,405,994

IT Services - 1.7%
Amdocs, Ltd.	180,426	11,049,288
Jack Henry & Associates, Inc.	59,677	5,783,895

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Western Union Co.	693,500	$ 13,772,910

		30,606,093

Media - 7.4%
AMC Networks, Inc., Class A (A)	494,075	29,486,396
CBS Corp., Class B	52,823	3,515,899
Discovery Communications, Inc., Class C (A)	649,600	18,175,808
DISH Network Corp., Class A (A)	173,293	11,167,001
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	619,200	23,523,408
Madison Square Garden Co., Class A (A)	101,399	20,459,276
News Corp., Class A	2,148,900	27,334,008

		133,661,796

Mortgage Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	3,014,945	35,606,500

Multi-Utilities - 3.0%
CMS Energy Corp.	195,287	8,866,030
SCANA Corp.	347,200	23,022,832
WEC Energy Group, Inc.	363,967	22,027,283

		53,916,145

Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp. (A)	1,691,000	35,832,290
EQT Corp.	131,869	7,666,864
Marathon Petroleum Corp.	120,700	6,148,458
PBF Energy, Inc., Class A	138,947	3,101,297
Range Resources Corp.	976,300	25,862,187
Rice Energy, Inc. (A)	626,600	13,340,314
Valero Energy Corp.	102,700	6,635,447
Williams Cos., Inc.	166,088	5,087,275

		103,674,132

Personal Products - 0.2%
Coty, Inc., Class A	192,104	3,429,056

Real Estate Management & Development - 1.1%
CBRE Group, Inc., Class A (A)	559,336	20,029,822

Semiconductors & Semiconductor Equipment - 1.9%
First Solar, Inc. (A) (B)	738,000	21,807,900
KLA-Tencor Corp.	125,837	12,359,710

		34,167,610

Software - 4.2%
CA, Inc.	429,700	14,107,051
Citrix Systems, Inc. (A)	168,910	13,671,576
Dell Technologies, Inc., Class V (A)	420,500	28,219,755
Synopsys, Inc. (A)	253,143	18,656,639

		74,655,021

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	156,300	22,216,482
AutoZone, Inc. (A)	5,146	3,562,010
Bed Bath & Beyond, Inc.	582,160	22,558,700
Best Buy Co., Inc.	71,069	3,682,085

		52,019,277

Technology Hardware, Storage & Peripherals - 2.1%
NetApp, Inc.	560,312	22,328,433
Western Digital Corp.	180,350	16,063,775

		38,392,208

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (A)	588,100	$ 10,144,725
Michael Kors Holdings, Ltd. (A)	468,300	17,481,639
PVH Corp.	42,220	4,265,487
Ralph Lauren Corp., Class A	31,148	2,514,266

		34,406,117

Trading Companies & Distributors - 1.1%
AerCap Holdings NV (A)	409,500	18,841,095

Total Common Stocks (Cost $1,618,149,782)		1,713,077,232

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	26,863,718	26,863,718

Total Securities Lending Collateral (Cost $26,863,718)		26,863,718

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $104,605,061 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $106,700,538.	$ 104,604,276	104,604,276

Total Repurchase Agreement (Cost $104,604,276)		104,604,276

Total Investments (Cost $1,749,617,776) (D)		1,844,545,226
Net Other Assets (Liabilities) - (2.7)%		(48,711,991)

Net Assets - 100.0%		$ 1,795,833,235

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,713,077,232	$—	$—	$1,713,077,232
Securities Lending Collateral	26,863,718	—	—	26,863,718
Repurchase Agreement	—	104,604,276	—	104,604,276

Total Investments	$1,739,940,950	$104,604,276	$—	$1,844,545,226

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,284,899. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $1,676,085,081. Aggregate gross unrealized appreciation and depreciation for all securities is $206,686,994 and $38,226,849, respectively. Net unrealized appreciation for tax purposes is $168,460,145.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 50.0%
Equity Real Estate Investment Trusts - 2.0%
InfraREIT, Inc.	426,911	$ 8,154,000

Independent Power & Renewable Electricity Producers - 2.4%
NRG Yield, Inc., Class A	567,714	9,844,161

Oil, Gas & Consumable Fuels - 42.0%
Cheniere Energy Partners, LP Holdings LLC	359,320	9,227,338
Cheniere Energy, Inc. (A)	123,700	5,609,795
Enbridge Energy Management LLC (A)	949,632	17,625,170
Enbridge, Inc.	423,149	17,539,526
EnLink Midstream LLC (B)	91,200	1,682,640
GasLog, Ltd. (B)	273,747	3,832,458
Kinder Morgan, Inc.	595,200	12,278,976
ONEOK, Inc.	372,475	19,595,910
Pembina Pipeline Corp. (B)	418,300	13,335,404
Plains GP Holdings, LP, Class A	579,813	17,261,033
SemGroup Corp., Class A	147,031	4,896,132
Targa Resources Corp.	321,350	17,716,025
TransCanada Corp.	438,125	20,346,525
Williams Cos., Inc.	335,100	10,264,113

		171,211,045

Transportation Infrastructure - 3.6%
Macquarie Infrastructure Corp.	177,061	14,407,453

Total Common Stocks (Cost $191,905,823)		203,616,659

CONVERTIBLE PREFERRED STOCK - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 7.50%(A) (B)	177,080	8,129,743

Total Convertible Preferred Stock (Cost $8,083,457)		8,129,743

MASTER LIMITED PARTNERSHIPS - 40.8%
Independent Power & Renewable Electricity Producers - 2.7%
NextEra Energy Partners, LP	311,000	10,776,150

Oil, Gas & Consumable Fuels - 38.1%
Buckeye Partners, LP	51,500	3,562,770
DCP Midstream, LP	107,100	4,058,019
Dominion Midstream Partners, LP	32,134	1,013,828
Dynagas LNG Partners, LP	203,800	3,323,978
Energy Transfer Equity, LP	204,600	3,817,836
Energy Transfer Partners, LP	630,064	15,083,732
Enterprise Products Partners, LP	350,711	9,581,425
EQT GP Holdings, LP	70,348	1,911,355
EQT Midstream Partners, LP	66,300	5,174,052
GasLog Partners, LP	442,510	10,553,863
Golar LNG Partners, LP	424,356	9,688,047
Hess Midstream Partners, LP (A)	31,200	798,096
Hoegh LNG Partners, LP	503,240	10,190,610
KNOT Offshore Partners, LP	278,602	6,672,518
Magellan Midstream Partners, LP	52,100	3,871,030
MPLX, LP	219,181	7,721,747
NGL Energy Partners, LP	153,600	2,457,600
Noble Midstream Partners, LP	27,000	1,353,240
PBF Logistics, LP	41,920	867,744
Phillips 66 Partners, LP	119,700	6,305,796
Shell Midstream Partners, LP	239,305	7,664,939
Tallgrass Energy GP, LP, Class A	781,049	21,049,271

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics, LP	56,400	$ 3,094,104
VTTI Energy Partners, LP	344,049	6,554,133
Western Gas Partners, LP	152,900	8,976,759

		155,346,492

Total Master Limited Partnerships (Cost $145,262,937)		166,122,642

	Principal	Value
CORPORATE DEBT SECURITIES - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Canbriam Energy, Inc. 9.75%, 11/15/2019 (C)	$ 1,380,000	1,449,000
Eclipse Resources Corp. 8.88%, 07/15/2023	5,411,000	5,519,220
Endeavor Energy Resources, LP / EER Finance, Inc. 8.13%, 09/15/2023 (C)	1,300,000	1,384,500
Jupiter Resources, Inc. 8.50%, 10/01/2022 (C)	100,000	81,500
MEG Energy Corp. 7.00%, 03/31/2024 (C)	2,000,000	1,785,000
Rockies Express Pipeline LLC 7.50%, 07/15/2038 (C)	2,000,000	2,210,000
SemGroup Corp. 6.38%, 03/15/2025 (C)	2,000,000	2,010,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 5.38%, 02/01/2027 (C)	1,150,000	1,201,750
Williams Cos., Inc. 8.75%, 03/15/2032	950,000	1,230,250

Total Corporate Debt Securities (Cost $14,353,374)		16,871,220

LOAN ASSIGNMENT - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Summit Midstream Holdings LLC Term Loan B, 7.02% (D), 05/13/2022	1,500,000	1,528,125

Total Loan Assignment (Cost $1,485,249)		1,528,125

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (E)	11,218,493	11,218,493

Total Securities Lending Collateral (Cost $11,218,493)		11,218,493

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.09% (E), dated 04/28/2017, to be repurchased at $7,806,302 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.13%, due 03/31/2020, and with a value of $7,966,651.

	$ 7,806,243	$ 7,806,243

Total Repurchase Agreement (Cost $7,806,243)		7,806,243

Total Investments (Cost $380,115,576) (F)		415,293,125
Net Other Assets (Liabilities) - (2.0)%		(7,945,227)

Net Assets - 100.0%		$ 407,347,898

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Macquarie Infrastructure Corp.	USD	80.00	05/19/2017	250	$ (37,863)	$ (51,250)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$203,616,659	$—	$—	$203,616,659
Convertible Preferred Stock	8,129,743	—	—	8,129,743
Master Limited Partnerships	166,122,642	—	—	166,122,642
Corporate Debt Securities	—	16,871,220	—	16,871,220
Loan Assignment	—	1,528,125	—	1,528,125
Securities Lending Collateral	11,218,493	—	—	11,218,493
Repurchase Agreement	—	7,806,243	—	7,806,243

Total Investments	$389,087,537	$26,205,588	$—	$415,293,125

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(51,250)	$—	$—	$(51,250)

Total Other Financial Instruments	$(51,250)	$—	$—	$(51,250)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,955,978. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $10,121,750, representing 2.5% of the Fund’s net assets.
(D)	Floating or variable rate security. The rate disclosed is as of April 30, 2017.
(E)	Rates disclosed reflect the yields at April 30, 2017.
(F)	Aggregate cost for federal income tax purposes is $380,115,576. Aggregate gross unrealized appreciation and depreciation for all securities is $58,396,120 and $23,218,571, respectively. Net unrealized appreciation for tax purposes is $35,177,549.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Banks - 2.9%
Wells Fargo & Co.	153,500	$ 8,264,440

Beverages - 2.6%
PepsiCo, Inc.	66,000	7,476,480

Biotechnology - 3.1%
Celgene Corp. (A)	73,500	9,117,675

Chemicals - 6.9%
Ecolab, Inc.	80,700	10,417,563
Sherwin-Williams Co.	28,500	9,538,380

		19,955,943

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc., Class B (A)	42,800	7,070,988

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	125,000	9,038,750

Food & Staples Retailing - 6.4%
Casey’s General Stores, Inc. (B)	72,500	8,125,075
CVS Health Corp.	125,000	10,305,000

		18,430,075

Health Care Technology - 3.5%
Cerner Corp. (A)	155,200	10,049,200

Insurance - 2.5%
Markel Corp. (A)	7,500	7,272,000

Internet & Direct Marketing Retail - 4.9%
Priceline Group, Inc. (A)	7,650	14,128,173

Internet Software & Services - 8.9%
Alphabet, Inc., Class A (A)	15,100	13,960,252
Dropbox, Inc. (A) (C) (D) (E) (F)	327,298	1,616,852
Facebook, Inc., Class A (A)	69,000	10,367,250

		25,944,354

IT Services - 10.5%
Cognizant Technology Solutions Corp., Class A (A)	124,500	7,498,635
FleetCor Technologies, Inc. (A)	43,000	6,069,020
Mastercard, Inc., Class A	79,000	9,189,280
MAXIMUS, Inc., Class A	126,000	7,684,740

		30,441,675

Machinery - 3.5%
Middleby Corp. (A)	74,000	10,073,620

Multiline Retail - 3.6%
Dollar Tree, Inc. (A)	126,000	10,429,020

Oil, Gas & Consumable Fuels - 2.8%
Phillips 66	103,000	8,194,680

Pharmaceuticals - 6.1%
Allergan PLC	41,000	9,998,260
Novo Nordisk A/S, ADR	197,000	7,619,960

		17,618,220

Road & Rail - 3.2%
Union Pacific Corp.	82,000	9,180,720

Software - 2.5%
Intuit, Inc.	59,000	7,387,390

Specialty Retail - 9.9%
Lowe’s Cos., Inc.	91,500	7,766,520
Monro Muffler Brake, Inc.	45,084	2,337,606
TJX Cos., Inc.	147,000	11,560,080

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Tractor Supply Co.	114,500	$ 7,088,695

		28,752,901

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	115,500	16,591,575

Trading Companies & Distributors - 2.3%
Fastenal Co.	146,500	6,545,620

Total Common Stocks (Cost $253,049,161)		281,963,499

CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc. 0.00%(A) (C) (D) (E) (F)	34,602	170,934

Total Convertible Preferred Stock (Cost $313,117)		170,934

SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (G)	8,205,299	8,205,299

Total Securities Lending Collateral (Cost $8,205,299)		8,205,299

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.09% (G), dated 04/28/2017, to be repurchased at $1,707,753 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $1,746,125.	$ 1,707,740	1,707,740

Total Repurchase Agreement (Cost $1,707,740)		1,707,740

Total Investments (Cost $263,275,317) (H)		292,047,472
Net Other Assets (Liabilities) - (0.8)%		(2,209,774)

Net Assets - 100.0%		$ 289,837,698

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$280,346,647	$—	$1,616,852	$281,963,499
Convertible Preferred Stock	—	—	170,934	170,934
Securities Lending Collateral	8,205,299	—	—	8,205,299
Repurchase Agreement	—	1,707,740	—	1,707,740

Total Investments	$288,551,946	$1,707,740	$1,787,786	$292,047,472

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $8,031,160. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2017, total value of securities is $1,787,786, representing 0.6% of the Fund’s net assets.
(E)	Illiquid securities. At April 30, 2017, total value of illiquid securities is $1,787,786, representing 0.6% of the Fund’s net assets.
(F)	Restricted securities. At April 30, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$2,961,752	$1,616,852	0.5%

Convertible Preferred Stock	Dropbox, Inc. 0.00%	05/25/2012	313,117	170,934	0.1

Total			$3,274,869	$1,787,786	0.6%

(G)	Rates disclosed reflect the yields at April 30, 2017.
(H)	Aggregate cost for federal income tax purposes is $263,275,317. Aggregate gross unrealized appreciation and depreciation for all securities is $39,177,598 and $10,405,443, respectively. Net unrealized appreciation for tax purposes is $28,772,155.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Aerospace & Defense - 0.9%
General Dynamics Corp.	18,313	$ 3,548,876
L3 Technologies, Inc.	6,890	1,183,495
Northrop Grumman Corp.	7,712	1,896,844
Textron, Inc.	6,977	325,547
United Technologies Corp.	23,004	2,737,246

		9,692,008

Air Freight & Logistics - 0.1%
FedEx Corp.	3,200	607,040

Airlines - 0.5%
Delta Air Lines, Inc.	43,555	1,979,139
United Continental Holdings, Inc. (A)	39,010	2,738,892

		4,718,031

Auto Components - 0.2%
Delphi Automotive PLC, Class A	24,107	1,938,203
Lear Corp.	4,423	630,985

		2,569,188

Automobiles - 0.3%
Ford Motor Co.	26,651	305,687
General Motors Co.	68,647	2,377,932

		2,683,619

Banks - 3.5%
Bank of America Corp.	470,466	10,980,677
BB&T Corp.	25,174	1,087,013
Citigroup, Inc.	148,240	8,763,949
KeyCorp	128,103	2,336,599
PNC Financial Services Group, Inc.	8,700	1,041,825
Regions Financial Corp.	33,535	461,106
SVB Financial Group (A)	3,310	582,361
Wells Fargo & Co.	186,947	10,065,227
Zions Bancorporation	10,579	423,477

		35,742,234

Beverages - 1.9%
Brown-Forman Corp., Class B	13,300	629,356
Coca-Cola Co.	51,400	2,217,910
Constellation Brands, Inc., Class A	20,721	3,575,202
Dr Pepper Snapple Group, Inc.	5,348	490,144
Molson Coors Brewing Co., Class B	36,590	3,508,615
PepsiCo, Inc.	80,672	9,138,524

		19,559,751

Biotechnology - 1.7%
AbbVie, Inc., Class G	4,600	303,324
Alexion Pharmaceuticals, Inc. (A)	13,269	1,695,513
Amgen, Inc.	1,800	293,976
Biogen, Inc. (A)	15,405	4,177,990
BioMarin Pharmaceutical, Inc. (A)	3,105	297,583
Celgene Corp. (A)	39,254	4,869,459
Gilead Sciences, Inc.	56,372	3,864,300
Vertex Pharmaceuticals, Inc. (A)	13,813	1,634,078

		17,136,223

Building Products - 0.4%
Allegion PLC	20,163	1,585,618
Johnson Controls International PLC	12,927	537,375
Lennox International, Inc.	1,800	297,702
Masco Corp.	48,038	1,778,367

		4,199,062

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.9%
Ameriprise Financial, Inc.	4,500	$ 575,325
Bank of New York Mellon Corp.	76,632	3,606,302
BlackRock, Inc., Class A	1,925	740,297
Charles Schwab Corp.	117,363	4,559,553
Goldman Sachs Group, Inc.	2,703	604,931
Intercontinental Exchange, Inc.	43,500	2,618,700
Morgan Stanley	125,831	5,457,290
State Street Corp.	21,024	1,763,914

		19,926,312

Chemicals - 1.2%
Dow Chemical Co.	33,476	2,102,293
E.I. du Pont de Nemours & Co.	63,964	5,101,129
Eastman Chemical Co.	41,083	3,276,369
Mosaic Co.	61,691	1,661,339

		12,141,130

Communications Equipment - 0.2%
Cisco Systems, Inc.	70,033	2,386,024

Construction Materials - 0.0% (B)
Vulcan Materials Co.	3,400	410,992

Consumer Finance - 0.6%
American Express Co.	17,600	1,394,800
Capital One Financial Corp.	29,873	2,401,192
Discover Financial Services	32,863	2,056,895

		5,852,887

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	21,757	1,220,350
Sealed Air Corp., Class A	11,222	493,992
WestRock Co.	28,333	1,517,516

		3,231,858

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	51,843	8,564,982
Voya Financial, Inc.	8,954	334,701

		8,899,683

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	144,292	5,718,292
CenturyLink, Inc. (C)	15,498	397,833
Verizon Communications, Inc.	74,559	3,423,004

		9,539,129

Electric Utilities - 1.5%
Edison International	46,505	3,719,005
NextEra Energy, Inc.	36,739	4,906,861
PG&E Corp.	42,306	2,836,617
Pinnacle West Capital Corp.	10,200	867,918
Xcel Energy, Inc.	65,118	2,933,566

		15,263,967

Electrical Equipment - 0.3%
Eaton Corp. PLC	39,503	2,988,007

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	51,235	3,964,052

Energy Equipment & Services - 0.3%
Halliburton Co.	26,356	1,209,213
Schlumberger, Ltd.	29,670	2,153,746

		3,362,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	13,443	$ 2,552,019
Boston Properties, Inc.	9,500	1,202,700
Equinix, Inc.	3,949	1,649,497
Essex Property Trust, Inc.	2,300	562,281
HCP, Inc.	30,152	945,265
Kimco Realty Corp.	44,959	912,218
Liberty Property Trust, Series C	11,931	484,040
Prologis, Inc., Class A	41,048	2,233,422
Public Storage	4,750	994,555
Regency Centers Corp.	6,143	388,115
Simon Property Group, Inc.	10,123	1,672,927
SL Green Realty Corp.	7,676	805,443
Spirit Realty Capital, Inc.	23,490	221,276

		14,623,758

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	21,597	3,833,899
CVS Health Corp.	4,400	362,736
Kroger Co.	27,547	816,769
Wal-Mart Stores, Inc.	7,475	561,971
Walgreens Boots Alliance, Inc.	64,875	5,614,282

		11,189,657

Food Products - 0.8%
Archer-Daniels-Midland Co.	22,320	1,021,140
J.M. Smucker, Co.	1,637	207,441
Kraft Heinz Co.	23,955	2,165,292
Mondelez International, Inc., Class A	104,654	4,712,570

		8,106,443

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	75,595	3,298,966
Becton Dickinson and Co.	9,900	1,851,003
Boston Scientific Corp. (A)	151,626	3,999,894
Cooper Cos., Inc.	1,430	286,472
Danaher Corp.	18,009	1,500,690
Zimmer Biomet Holdings, Inc., Class A	7,537	901,802

		11,838,827

Health Care Providers & Services - 1.6%
Aetna, Inc.	21,690	2,929,668
Cigna Corp.	7,575	1,184,503
HCA Holdings, Inc. (A)	3,877	326,482
Humana, Inc., Class A	11,210	2,488,396
UnitedHealth Group, Inc.	54,155	9,470,626

		16,399,675

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	17,616	1,877,866
Starbucks Corp.	74,543	4,477,052

		6,354,918

Household Durables - 0.3%
D.R. Horton, Inc.	29,736	978,017
Newell Brands, Inc.	6,276	299,616
PulteGroup, Inc.	44,584	1,010,719
Toll Brothers, Inc.	9,522	342,697

		2,631,049

Household Products - 0.8%
Kimberly-Clark Corp.	26,519	3,440,840
Procter & Gamble Co.	53,340	4,658,182

		8,099,022

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.6%
General Electric Co.	297,630	$ 8,628,294
Honeywell International, Inc.	60,814	7,975,148

		16,603,442

Insurance - 1.5%
American International Group, Inc.	42,818	2,608,044
Arthur J. Gallagher & Co.	40,267	2,247,301
Chubb, Ltd.	29,316	4,023,621
Hartford Financial Services Group, Inc.	24,000	1,160,640
MetLife, Inc.	104,190	5,398,084
XL Group, Ltd.	7,762	324,840

		15,762,530

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (A)	12,801	11,840,797

Internet Software & Services - 3.3%
Alphabet, Inc., Class A (A)	11,742	10,855,714
Alphabet, Inc., Class C (A)	11,525	10,441,189
Facebook, Inc., Class A (A)	87,323	13,120,281

		34,417,184

IT Services - 2.4%
Accenture PLC, Class A	65,338	7,925,499
Automatic Data Processing, Inc.	5,800	606,042
DXC Technology Co. (A)	2,340	176,296
Fidelity National Information Services, Inc.	36,290	3,055,255
First Data Corp., Class A (A)	20,400	318,648
International Business Machines Corp.	12,179	1,952,172
Mastercard, Inc., Class A	99	11,516
Paychex, Inc.	15,700	930,696
Vantiv, Inc., Class A (A)	9,456	586,650
Visa, Inc., Class A	91,366	8,334,407
WEX, Inc. (A)	10,325	1,047,574

		24,944,755

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	21,734	1,196,457
Illumina, Inc. (A)	9,169	1,694,981
Thermo Fisher Scientific, Inc.	11,167	1,846,240

		4,737,678

Machinery - 1.2%
Cummins, Inc.	9,357	1,412,346
Fortive Corp.	4,494	284,290
Ingersoll-Rand PLC	39,234	3,482,017
PACCAR, Inc.	19,952	1,331,397
Parker-Hannifin Corp.	4,117	662,014
Snap-on, Inc.	10,523	1,762,918
Stanley Black & Decker, Inc.	27,808	3,786,059

		12,721,041

Media - 2.7%
Charter Communications, Inc., Class A (A)	15,433	5,326,854
Comcast Corp., Class A	176,990	6,936,238
DISH Network Corp., Class A (A)	29,276	1,886,546
Sirius XM Holdings, Inc. (C)	132,659	656,662
Time Warner, Inc.	16,701	1,657,908
Twenty-First Century Fox, Inc., Class A	210,214	6,419,936
Walt Disney Co.	41,975	4,852,310

		27,736,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Alcoa Corp.	12,900	$ 435,117
Newmont Mining Corp.	14,308	483,754

		918,871

Multi-Utilities - 0.4%
Ameren Corp.	40,600	2,220,414
CMS Energy Corp.	33,030	1,499,562
NiSource, Inc., Class B	26,700	647,475

		4,367,451

Multiline Retail - 0.2%
Dollar General Corp.	16,123	1,172,303
Macy’s, Inc.	20,200	590,244

		1,762,547

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp., Class A	37,800	2,155,356
Apache Corp.	11,655	566,899
Cabot Oil & Gas Corp.	38,097	885,374
Chevron Corp.	43,827	4,676,341
Concho Resources, Inc. (A)	8,716	1,103,969
Diamondback Energy, Inc. (A)	24,359	2,432,003
EOG Resources, Inc.	45,163	4,177,577
EQT Corp.	17,716	1,030,008
Exxon Mobil Corp.	108,327	8,844,900
Kinder Morgan, Inc.	44,756	923,316
Occidental Petroleum Corp.	41,294	2,541,233
Phillips 66	10,200	811,512
Pioneer Natural Resources Co.	22,488	3,890,199
Valero Energy Corp.	13,506	872,623

		34,911,310

Pharmaceuticals - 3.4%
Allergan PLC	21,966	5,356,629
Bristol-Myers Squibb Co.	99,265	5,563,803
Eli Lilly & Co.	57,761	4,739,868
Johnson & Johnson	51,301	6,334,134
Merck & Co., Inc.	56,338	3,511,547
Pfizer, Inc.	285,329	9,678,360

		35,184,341

Road & Rail - 1.0%
Canadian Pacific Railway, Ltd.	7,633	1,169,757
Norfolk Southern Corp.	14,700	1,727,103
Union Pacific Corp.	62,287	6,973,653

		9,870,513

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc., Class A	66,574	5,072,939
Broadcom, Ltd.	29,758	6,570,864
Lam Research Corp.	5,017	726,712
Microchip Technology, Inc.	18,200	1,375,556
NVIDIA Corp.	8,400	876,120
QUALCOMM, Inc.	5,400	290,196
Texas Instruments, Inc.	81,878	6,483,100

		21,395,487

Software - 2.9%
Adobe Systems, Inc. (A)	54,471	7,284,951
Microsoft Corp.	303,426	20,772,544
Oracle Corp.	15,704	706,052
Snap, Inc., Class A (A) (C)	15,100	340,505

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	7,117	$ 622,026

		29,726,078

Specialty Retail - 2.3%
AutoZone, Inc. (A)	200	138,438
Best Buy Co., Inc.	17,326	897,660
Home Depot, Inc.	52,237	8,154,196
Lowe’s Cos., Inc.	66,916	5,679,830
O’Reilly Automotive, Inc. (A)	9,390	2,330,128
Ross Stores, Inc.	21,842	1,419,730
TJX Cos., Inc.	70,681	5,558,354

		24,178,336

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	168,161	24,156,328
HP, Inc.	164,019	3,086,837

		27,243,165

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	32,100	1,778,661

Tobacco - 0.8%
Altria Group, Inc.	25,699	1,844,674
Philip Morris International, Inc.	60,558	6,712,249

		8,556,923

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	14,469	973,330

Total Common Stocks (Cost $467,865,740)		613,748,399

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII 7.54% (D)	12,963	340,149

Capital Markets - 0.0% (B)
State Street Corp. Series D, 5.90% (D)	3,072	86,446

Electric Utilities - 0.0% (B)
SCE Trust III Series H, 5.75% (D)	960	27,168

Total Preferred Stocks (Cost $456,527)		453,763

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 429,600	462,466
American Tower Trust #1 Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (E)	1,607,000	1,603,646
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	230,000	229,779
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	543,000	545,418
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.59% (D), 07/18/2027 (E)	755,000	756,447

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	$ 775,000	$ 775,745
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	878,154	867,883
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class AT2,
3.09%, 10/15/2048 (E)	610,000	609,860
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (E)	320,000	317,798
Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/2020 (E)	540,000	536,669
ICG US CLO, Ltd. Series 2014-1A, Class A1, 2.31% (D), 04/20/2026 (E)	1,565,000	1,560,401
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	295,351	298,450
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 2.50% (D), 04/15/2029 (E)	1,175,000	1,174,993
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	306,706	304,644
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	350,830	346,619
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	380,000	376,507
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	1,000,000	1,007,130
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (E)	1,100,000	1,094,113
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.69% (D), 04/17/2027 (E)	750,000	751,257
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	1,100,000	1,099,319
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	498,677
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 03/08/2029 (E)	1,112,118	1,101,739
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
2.38% (D), 10/17/2027 (E)	750,000	750,000
Series 2015-2A, Class A1A,
2.66% (D), 07/20/2027 (E)	790,000	790,268
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	2,411,000	2,424,980
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	73,341	73,481

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	$ 168,826	$ 168,680
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	144,995	144,229
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	118,579	118,906
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	123,260	123,985
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	628,677	628,773
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	141,036	140,819
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	453,211	441,488
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (E)	910,144	915,022
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (E)	400,000	398,755
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.75% (D), 10/25/2056 (E)	1,221,577	1,225,862
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.94% (D), 10/15/2018 (E)	1,250,000	1,248,277
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	392,847	391,926
Wellfleet CLO, Ltd. Series 2016-2A, Class A1, 2.81% (D), 10/20/2028 (E)	815,000	818,914

Total Asset-Backed Securities (Cost $27,167,610)		27,123,925

CORPORATE DEBT SECURITIES - 15.3%
Air Freight & Logistics - 0.0% (B)
FedEx Corp.
4.90%, 01/15/2034	225,000	245,063
5.10%, 01/15/2044	160,000	172,975

		418,038

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	768,563	753,192
3.70%, 04/01/2028	630,505	641,274
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	669,680	707,350
6.82%, 02/10/2024	618,458	708,134
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	510,575	567,157
United Airlines Pass-Through Trust 3.75%, 03/03/2028	1,512,317	1,548,235
US Airways Pass-Through Trust 5.38%, 05/15/2023	765,321	799,990

		5,725,332

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.0% (B)
BorgWarner, Inc. 3.38%, 03/15/2025	$ 345,000	$ 345,475

Automobiles - 0.2%
Ford Motor Co. 4.35%, 12/08/2026	855,000	875,881
General Motors Co.
4.88%, 10/02/2023	905,000	964,866
6.25%, 10/02/2043	120,000	131,097

		1,971,844

Banks - 2.7%
Bank of America Corp.
3.30%, 01/11/2023, MTN	717,000	728,873
4.10%, 07/24/2023	500,000	525,623
4.45%, 03/03/2026, MTN	1,069,000	1,105,898
5.75%, 12/01/2017	250,000	256,002
Bank One Capital III 8.75%, 09/01/2030	130,000	189,800
Bank One Corp. 8.00%, 04/29/2027	300,000	395,010
Barclays Bank PLC 10.18%, 06/12/2021 (E)	2,198,000	2,768,476
BNP Paribas SA 6.75% (D), 03/14/2022 (C) (E) (F)	190,000	198,787
Branch Banking & Trust Co. 3.80%, 10/30/2026	355,000	372,808
Citigroup, Inc.
1.70%, 04/27/2018	932,000	931,711
2.48% (D), 09/01/2023	810,000	829,639
3.38%, 03/01/2023 (C)	399,000	405,423
6.68%, 09/13/2043	60,000	76,667
Commerzbank AG 8.13%, 09/19/2023 (E)	1,655,000	1,956,164
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	251,719
11.00% (D), 06/30/2019 (E) (F)	2,475,000	2,889,562
Discover Bank 3.45%, 07/27/2026	370,000	360,153
First Horizon National Corp. 3.50%, 12/15/2020	410,000	420,591
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	195,000	185,789
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,286,000	1,296,372
3.25%, 09/23/2022	833,000	853,463
3.54% (D), 05/01/2028	660,000	657,333
4.85%, 02/01/2044	720,000	802,262
6.40%, 05/15/2038	410,000	533,643
6.75% (D), 02/01/2024 (C) (F)	48,000	54,144
JPMorgan Chase Bank NA 6.00%, 10/01/2017	499,000	508,185
KeyBank NA 3.40%, 05/20/2026, MTN	335,000	330,302
Nordea Bank AB 4.25%, 09/21/2022 (E)	2,025,000	2,119,626
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	215,000	231,880
6.10%, 06/10/2023	120,000	129,010
6.40%, 10/21/2019	140,000	152,411

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA 5.00%, 01/17/2024 (E)	$ 415,000	$ 437,423
Svenska Handelsbanken AB 2.45%, 03/30/2021, MTN	800,000	800,638
Toronto-Dominion Bank 3.63% (D), 09/15/2031	760,000	753,282
Wells Fargo & Co.
2.13%, 04/22/2019	526,000	528,742
4.10%, 06/03/2026, MTN	1,519,000	1,574,406
4.13%, 08/15/2023	653,000	688,709
5.38%, 11/02/2043	220,000	243,832
5.90% (D), 06/15/2024 (F)	139,000	147,687
Wells Fargo Bank NA 5.95%, 08/26/2036	320,000	392,974

		28,085,019

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	1,538,000	1,567,270
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048 (E)	1,090,000	1,109,510
Constellation Brands, Inc. 3.70%, 12/06/2026	304,000	307,711
Molson Coors Brewing Co.
2.10%, 07/15/2021	1,211,000	1,188,603
3.00%, 07/15/2026	551,000	528,975
4.20%, 07/15/2046	129,000	122,012
Pernod Ricard SA 5.75%, 04/07/2021 (E)	1,095,000	1,223,509

		6,047,590

Biotechnology - 0.5%
AbbVie, Inc. 3.20%, 05/14/2026	1,389,000	1,353,640
Amgen, Inc. 4.40%, 05/01/2045	183,000	180,587
Biogen, Inc. 4.05%, 09/15/2025	654,000	685,781
Celgene Corp.
2.88%, 08/15/2020	247,000	251,892
5.00%, 08/15/2045	1,352,000	1,443,007
Gilead Sciences, Inc.
2.95%, 03/01/2027	832,000	797,970
4.15%, 03/01/2047	190,000	179,456

		4,892,333

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	844,000	884,527

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,220,000	1,267,244
7.30%, 06/28/2019	845,000	939,674
Charles Schwab Corp. 3.20%, 03/02/2027	300,000	302,124
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	877,000	876,211
3.80%, 06/09/2023	1,155,000	1,178,034
Deutsche Bank AG
2.36% (D), 08/20/2020	245,000	245,702
6.00%, 09/01/2017	490,000	496,880

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	$ 701,000	$ 708,163
5.75%, 01/24/2022	1,750,000	1,974,380
6.25%, 02/01/2041	130,000	164,030
6.75%, 10/01/2037	65,000	81,051
Macquarie Group, Ltd. 6.25%, 01/14/2021 (E)	988,000	1,100,969
Morgan Stanley
5.00%, 11/24/2025	1,303,000	1,414,543
5.75%, 01/25/2021	1,785,000	1,985,734
Oaktree Capital Management, LP 6.75%, 12/02/2019 (E)	545,000	601,625
UBS AG
1.80%, 03/26/2018	1,025,000	1,026,752
7.63%, 08/17/2022	730,000	852,275
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (E)	403,000	415,188

		15,630,579

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	204,000	214,284
Monsanto Co. 4.40%, 07/15/2044	1,021,000	998,252

		1,212,536

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	193,009
3.85%, 11/15/2024 (E)	560,000	574,208
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (C) (E)	725,000	724,534

		1,491,751

Communications Equipment - 0.1%
Cisco Systems, Inc. 2.13%, 03/01/2019	175,000	176,793
Harris Corp. 5.55%, 10/01/2021	960,000	1,069,306

		1,246,099

Construction & Engineering - 0.2%
SBA Tower Trust
2.24%, 04/15/2043 (E)	215,000	214,875
2.88%, 07/15/2021 (E)	607,000	606,484
3.17%, 04/15/2047 (E)	800,000	802,992

		1,624,351

Construction Materials - 0.2%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (E)	780,000	788,592
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	945,000	987,094

		1,775,686

Consumer Finance - 0.5%
Ally Financial, Inc.
3.50%, 01/27/2019	710,000	718,875
4.13%, 03/30/2020	915,000	937,253
American Express Co. 4.05%, 12/03/2042	225,000	223,498

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
BMW US Capital LLC 2.80%, 04/11/2026 (E)	$ 754,286	$ 731,725
Discover Financial Services 3.75%, 03/04/2025	2,191,000	2,171,331

		4,782,682

Containers & Packaging - 0.2%
International Paper Co. 4.75%, 02/15/2022 (C)	520,000	568,781
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (E)	405,000	422,213
5.75%, 10/15/2020	900,000	927,000

		1,917,994

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	70,000	70,256

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	1,381,000	1,459,754

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	1,376,000	1,376,365
3.40%, 05/15/2025	1,240,000	1,207,544
4.35%, 06/15/2045	345,000	306,166
4.60%, 02/15/2021	215,000	229,047
5.00%, 03/01/2021	115,000	124,850
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	165,000	163,421
Intelsat Jackson Holdings SA 7.25%, 04/01/2019 (C)	170,000	163,412
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	146,137
Verizon Communications, Inc.
5.15%, 09/15/2023	957,000	1,059,104
5.50%, 03/16/2047	1,052,000	1,114,524

		5,890,570

Electric Utilities - 0.5%
Appalachian Power Co. 3.40%, 06/01/2025 (C)	450,000	457,743
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	143,431
8.88%, 11/15/2018	28,000	30,815
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	1,394,000	1,357,348
Entergy Arkansas, Inc. 3.70%, 06/01/2024	206,000	216,242
Jersey Central Power & Light Co. 7.35%, 02/01/2019	116,000	125,881
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	410,000	436,522
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	954,038
5.30%, 06/01/2042	75,000	88,717

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 1,077,000	$ 1,126,266
5.75%, 04/01/2037	125,000	154,586

		5,091,589

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	459,000	471,068
Schlumberger Investment SA 3.65%, 12/01/2023	105,000	110,090
Weatherford International, Ltd. 5.95%, 04/15/2042	120,000	105,000

		686,158

Equity Real Estate Investment Trusts - 0.8%
CBL & Associates, LP 5.25%, 12/01/2023 (C)	754,000	755,304
EPR Properties
4.50%, 04/01/2025	730,000	737,425
4.75%, 12/15/2026	861,000	880,297
HCP, Inc. 3.40%, 02/01/2025	1,090,000	1,053,149
Hospitality Properties Trust 5.00%, 08/15/2022	909,000	971,393
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	885,198
6.63%, 06/01/2020	605,000	675,773
Realty Income Corp. 3.88%, 07/15/2024	750,000	773,440
Simon Property Group, LP 3.38%, 10/01/2024	557,000	564,169
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	680,000	683,876
4.13%, 06/01/2021	275,000	286,172

		8,266,196

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	789,000	778,554
5.30%, 12/05/2043	162,000	182,972
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	150,823
4.30%, 04/22/2044	635,000	675,819
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	1,221,000	1,257,156

		3,045,324

Food Products - 0.2%
Conagra Brands, Inc. 3.20%, 01/25/2023	525,000	531,880
Kraft Heinz Foods Co.
2.80%, 07/02/2020	182,000	184,847
4.38%, 06/01/2046	311,000	295,897
4.88%, 02/15/2025 (E)	390,000	417,599
Tyson Foods, Inc. 3.95%, 08/15/2024	412,000	423,933
WhiteWave Foods Co. 5.38%, 10/01/2022	544,000	607,920

		2,462,076

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.75%, 11/30/2026	$ 979,367	$ 991,392
Becton Dickinson and Co. 2.68%, 12/15/2019	236,000	237,637
Boston Scientific Corp. 2.65%, 10/01/2018	588,000	593,643
Medtronic, Inc. 4.63%, 03/15/2045	700,000	761,458

		2,584,130

Health Care Providers & Services - 0.2%
Anthem, Inc.
1.88%, 01/15/2018	239,000	239,202
2.30%, 07/15/2018	564,000	567,026
3.30%, 01/15/2023	75,000	76,230
Coventry Health Care, Inc. 5.45%, 06/15/2021	177,000	196,329
HCA Holdings, Inc. 6.25%, 02/15/2021	255,000	276,675
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	540,000	540,925
Tenet Healthcare Corp. 6.25%, 11/01/2018	165,000	172,943
UnitedHealth Group, Inc. 3.38%, 11/15/2021	428,000	447,765

		2,517,095

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	561,000	593,334
Newell Brands, Inc. 4.20%, 04/01/2026	201,000	211,264

		804,598

Industrial Conglomerates - 0.3%
General Electric Co.
5.00% (D), 01/21/2021 (F)	2,356,000	2,484,991
5.50%, 01/08/2020, MTN	475,000	520,855
6.88%, 01/10/2039, MTN	290,000	413,727

		3,419,573

Insurance - 0.5%
American International Group, Inc. 8.18% (D), 05/15/2068	36,000	46,440
Berkshire Hathaway Finance Corp. 3.00%, 05/15/2022	755,000	776,823
CNA Financial Corp. 5.88%, 08/15/2020	775,000	858,695
Enstar Group, Ltd. 4.50%, 03/10/2022	285,000	291,776
Fidelity National Financial, Inc. 5.50%, 09/01/2022	195,000	206,303
Hartford Financial Services Group, Inc. 5.13%, 04/15/2022	38,000	42,273
Lincoln National Corp. 8.75%, 07/01/2019	243,000	276,149
MassMutual Global Funding II 2.35%, 04/09/2019 (E)	200,000	201,716
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	900,000	896,928

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co. 9.25%, 06/15/2039 (E)	$ 306,000	$ 479,006
Reinsurance Group of America, Inc. 3.80% (D), 12/15/2065	1,442,000	1,342,502

		5,418,611

IT Services - 0.1%
International Business Machines Corp. 3.63%, 02/12/2024	283,000	297,737
Mastercard, Inc.
2.00%, 04/01/2019	173,000	174,294
3.38%, 04/01/2024	278,000	289,868

		761,899

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	667,000	672,203
2.95%, 09/19/2026	453,000	434,502

		1,106,705

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	490,000	481,032

Media - 0.3%
CBS Corp. 5.75%, 04/15/2020	636,000	697,823
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	690,000	715,013
Comcast Corp. 5.88%, 02/15/2018	326,000	337,141
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (F)	200,000	210,750
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	981,983
4.45%, 01/15/2043	274,000	278,097

		3,220,807

Metals & Mining - 0.1%
Anglo American Capital PLC 4.75%, 04/10/2027 (C) (E)	230,000	237,827
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (C)	140,000	149,637
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	140,000	129,850
Rio Tinto Finance USA PLC 2.88%, 08/21/2022	16,000	16,151

		533,465

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	72,692
4.88%, 03/01/2044	152,000	163,167
DTE Electric Co. 4.30%, 07/01/2044	1,034,000	1,100,163
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	455,000	459,807

		1,795,829

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp. 5.55%, 03/15/2026	684,000	765,605

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/2044	$ 47,000	$ 44,415
4.75%, 04/15/2043	65,000	66,176
BP Capital Markets PLC 3.12%, 05/04/2026	1,426,000	1,412,205
Energy Transfer Partners, LP
5.15%, 02/01/2043	600,000	578,564
5.95%, 10/01/2043	535,000	563,513
EnLink Midstream Partners, LP 4.85%, 07/15/2026	436,000	458,171
EOG Resources, Inc. 2.45%, 04/01/2020	290,000	292,195
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	502,576
3.04%, 03/01/2026	975,000	984,853
Husky Energy, Inc. 4.00%, 04/15/2024	140,000	143,242
Kerr-McGee Corp. 6.95%, 07/01/2024	150,000	178,545
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	858,000	882,178
Laredo Petroleum, Inc. 7.38%, 05/01/2022	180,000	186,975
Murphy Oil Corp. 3.50%, 12/01/2017	250,000	250,000
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,685
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	84,558
8.25%, 03/01/2019	139,000	154,133
Petrobras Global Finance BV 6.25%, 03/17/2024 (C)	350,000	362,075
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	1,155,000	1,117,533
6.88%, 08/04/2026	450,000	502,875
Petronas Capital, Ltd. 5.25%, 08/12/2019 (E)	545,000	579,691
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028 (E)	790,000	791,049
Shell International Finance BV
2.50%, 09/12/2026 (C)	873,000	835,657
3.75%, 09/12/2046	195,000	181,521
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	120,000	125,611
4.63%, 03/01/2034	110,000	117,408
Western Gas Partners, LP 5.38%, 06/01/2021	225,000	244,018
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	63,040
7.88%, 09/01/2021	100,000	117,125
Williams Partners, LP 5.40%, 03/04/2044	104,000	108,732

		12,705,924

Pharmaceuticals - 0.2%
Actavis Funding SCS 3.80%, 03/15/2025	667,000	678,850
Actavis, Inc. 3.25%, 10/01/2022	545,000	553,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	$ 833,000	$ 806,516

		2,038,546

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (E)	639,576	636,793
7.13%, 10/15/2020 (E)	1,312,000	1,500,435
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	40,809
3.75%, 04/01/2024	37,000	39,044

		2,217,081

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 2.45%, 07/29/2020	1,084,000	1,105,995
KLA-Tencor Corp. 4.13%, 11/01/2021	520,000	550,103

		1,656,098

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	1,355,000	1,392,204

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85%, 02/23/2023	1,342,000	1,363,093
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	748,000	821,550
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	978,000	1,010,915
HP, Inc. 3.75%, 12/01/2020	35,000	36,604

		3,232,162

Tobacco - 0.0% (B)
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	340,000	381,618

Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.25%, 12/15/2020	545,000	643,188

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	202,921
4.38%, 07/16/2042 (C)	300,000	292,057
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	905,000	922,828
4.88%, 08/15/2040 (E)	525,000	559,833
6.11%, 01/15/2040 (E)	1,799,000	1,948,800
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	1,585,000	1,733,594
Sprint Corp. 7.88%, 09/15/2023	155,000	173,987
T-Mobile USA, Inc. 6.84%, 04/28/2023	15,000	16,088

		5,850,108

Total Corporate Debt Securities (Cost $156,393,993)		157,784,432

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bond 4.25%, 01/07/2025 (C)	$ 330,000	$ 329,175

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	242,873
4.50%, 01/28/2026 (C)	400,000	426,000

		668,873

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	653,492
5.38%, 10/17/2023 (E)	315,000	350,681

		1,004,173

Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	870,000	903,103

Peru - 0.0% (B)
Peru Government International Bond 7.35%, 07/21/2025	125,000	163,000

Poland - 0.0% (B)
Republic of Poland Government International Bond 3.00%, 03/17/2023	275,000	275,396

Republic of Korea - 0.1%
Korea Development Bank
3.00%, 03/17/2019	200,000	203,542
3.50%, 08/22/2017	515,000	517,716

		721,258

Saudi Arabia - 0.0% (B)
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	255,000	250,548

Total Foreign Government Obligations (Cost $4,201,058)		4,315,526

MORTGAGE-BACKED SECURITIES - 4.2%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (E)	700,000	740,813
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,140,306
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,070,000	1,037,021
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	3,045,000	124,803
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (E)	600,000	620,295
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	40,699	41,246
Series 2009-RR6, Class 2A1,
3.15% (D), 08/26/2035 (E)	328,004	325,894
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	108,013	108,987

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A1A, 5.65% (D), 06/11/2050	$ 221,866	$ 223,267
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (D), 03/13/2035 (E)	750,000	769,160
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	152,500
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	234,673
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (E)	743,007	753,797
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	410,000	447,409
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	82,929	82,455
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	112,500
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,188,345
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	155,000	163,906
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	1,500,000	1,516,392
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	520,000	522,017
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	830,000	832,215
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	70,000	70,638
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	1,040,000	1,062,524
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 2.90% (D), 08/26/2036 (E)	386,106	381,800
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	101,521	101,410
Series 2014-4R, Class 21A1,
1.31% (D), 12/27/2035 (E)	703,751	679,268
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	320,000	317,841
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	675,000	678,981
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	700,000	699,007
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.18% (D), 12/26/2037 (E)	55,223	55,052

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Resecuritization Trust (continued)
Series 2009-R7, Class 1A1,
3.08% (D), 02/26/2036 (E)	$ 221,222	$ 217,918
Series 2009-R7, Class 4A1,
3.22% (D), 09/26/2034 (E)	22,035	21,977
Series 2009-R9, Class 1A1,
2.86% (D), 08/26/2046 (E)	35,494	35,578
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class AM,
6.17% (D), 02/12/2051	360,000	364,276
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	180,004	180,826
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	372,777
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,175,111	1,229,059
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 3.03% (D), 05/26/2037 (E)	415,384	415,033
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.37% (D), 09/15/2045	110,000	112,163
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.03% (D), 06/12/2050	112,576	112,736
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (D), 04/25/2057 (E)	219,974	220,566
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class AS, 3.48%, 11/15/2045	320,000	329,227
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	1,250,000	1,234,409
Morgan Stanley Capital I Trust Series 2007-IQ15, Class AM, 6.13% (D), 06/11/2049	335,000	336,379
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
6.04% (D), 08/15/2045 (E)	155,880	155,784
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	11,256	11,240
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (E)	859,989	850,285
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	930,000	933,482
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,085,000	2,093,811
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	424,841	441,467
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	174,630	178,919

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	$ 443,399	$ 452,902
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	332,314	336,724
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	768,468	789,728
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	508,599	522,376
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	527,271	533,954
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	612,591	628,861
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,557,850	1,612,964
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	750,000	779,929
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	1,173,000	1,223,031
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	950,000	949,443
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1.57% (D), 05/25/2035	376,601	361,866
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	410,000	391,053
SCG Trust
Series 2013-SRP1, Class A,
2.64% (D), 11/15/2026 (E)	230,000	230,000
Series 2013-SRP1, Class AJ,
2.94% (D), 11/15/2026 (E)	770,000	765,163
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	945,190	953,846
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,093,014	1,097,605
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	569,905	572,220
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	832,020	834,862
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	861,013	864,513
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	882,511	883,819
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	725,171	720,366
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,031,149	1,022,685
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	560,000	574,495
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 3.49% (D), 06/15/2029 (E)	695,000	696,598

Total Mortgage-Backed Securities (Cost $42,919,438)		42,831,437

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	$ 45,000	$ 62,807
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	410,281
7.60%, 11/01/2040	200,000	300,172
7.70%, 11/01/2030	340,000	400,540
7.95%, 03/01/2036	905,000	1,038,877
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	40,000	39,820

		2,252,497

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	35,000	41,038

Illinois - 0.0% (B)
State of Illinois, General Obligation Unlimited, 5.10%, 06/01/2033	190,000	170,719

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	54,000	78,145

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	45,000	60,647
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	45,000	59,641
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	40,000	48,411
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	70,000	79,181

		247,880

Total Municipal Government Obligations (Cost $2,804,286)		2,790,279

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 08/01/2035	439,083	485,990
5.50%, 09/01/2018 - 06/01/2041	170,869	188,992
Federal National Mortgage Association
Zero Coupon, 10/09/2019	640,000	612,463
2.00% (D), 02/01/2043	143,373	146,165
2.50%, TBA (G) (H)	3,375,000	3,394,380
3.00%, TBA (G) (H)	28,133,000	28,294,847

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.33% (D), 10/25/2023	$ 190,000	$ 200,481
3.50%, 07/01/2028 - 11/01/2028	529,924	557,296
3.50%, TBA (G) (H)	17,698,000	18,196,908
4.00%, 04/01/2026 - 06/01/2042	139,415	147,704
4.00%, TBA (G) (H)	4,270,000	4,487,503
4.50%, 02/01/2025 - 06/01/2026	359,451	379,173
5.00%, 05/01/2018 - 11/01/2039	1,807,680	2,011,330
5.00%, TBA (G) (H)	3,084,000	3,374,063
5.50%, 07/01/2019 - 12/01/2041	1,454,871	1,661,306
6.00%, 08/01/2036 - 06/01/2041	978,328	1,117,004
6.50%, 05/01/2040	190,771	214,750
Government National Mortgage Association, Interest Only STRIPS 0.80% (D), 02/16/2053	673,400	33,481

Total U.S. Government Agency Obligations (Cost $65,302,859)		65,503,836

U.S. GOVERNMENT OBLIGATIONS - 9.1%
U.S. Treasury - 8.3%
U.S. Treasury Bond
2.25%, 08/15/2046	3,686,000	3,164,203
2.50%, 02/15/2045 - 05/15/2046	6,447,000	5,870,861
2.75%, 08/15/2042	2,611,500	2,522,649
2.88%, 08/15/2045	430,000	422,710
3.13%, 02/15/2042	1,250,000	1,295,703
3.50%, 02/15/2039	2,443,000	2,724,707
3.63%, 02/15/2044	7,089,000	8,001,432
4.50%, 02/15/2036	3,839,500	4,924,608
4.75%, 02/15/2037	3,002,000	3,965,456
5.25%, 02/15/2029	3,930,000	5,086,894
U.S. Treasury Note
0.63%, 09/30/2017	1,618,000	1,615,473
1.00%, 09/15/2017 - 11/30/2019	5,369,900	5,365,580
1.13%, 06/30/2021 - 09/30/2021	2,415,000	2,354,508
1.25%, 11/30/2018	7,749,000	7,752,332
1.50%, 08/15/2026	1,835,000	1,716,011
1.63%, 03/31/2019 - 05/15/2026	14,329,100	13,960,122
1.75%, 11/30/2021 - 05/15/2023	2,572,000	2,544,714
1.88%, 11/30/2021	2,171,000	2,180,244
2.00%, 12/31/2021 - 02/15/2025	4,419,000	4,390,257
2.25%, 11/15/2024	1,410,000	1,419,474
2.50%, 08/15/2023 - 05/15/2024	3,937,300	4,042,170

		85,320,108

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,177,795	1,340,004
2.50%, 01/15/2029	2,619,107	3,221,761
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	3,892,778	4,001,199

		8,562,964

Total U.S. Government Obligations (Cost $93,675,236)		93,883,072

COMMERCIAL PAPER - 3.6%
Banks - 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.11% (I), 06/15/2017	2,600,000	2,596,457

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 3.2%
Alpine Securitization, Ltd.
1.21% (I), 07/19/2017	$ 575,000	$ 573,498
1.24% (I), 08/02/2017	2,000,000	1,993,697
Anglesea Funding PLC 1.14% (I), 06/15/2017	2,600,000	2,596,360
Atlantic Asset Securitization LLC 1.18% (I), 06/09/2017	1,900,000	1,897,612
Barton Capital Corp.
1.17% (I), 06/15/2017	2,380,000	2,376,579
1.19% (I), 06/19/2017	625,000	624,005
Fairway Finance Corp. 1.12% (I), 07/12/2017	3,000,000	2,993,400
Gotham Funding Corp. 1.07% (I), 06/15/2017	2,600,000	2,596,587
Kells Funding LLC 1.14% (I), 08/04/2017	3,750,000	3,738,917
Liberty Funding LLC
1.14% (I), 06/01/2017	425,000	424,590
1.15% (I), 07/10/2017	3,275,000	3,267,804
Nieuw Amsterdam Receivable 1.01% (I), 06/19/2017	3,750,000	3,744,947
Sheffield Receivable 1.25% (I), 07/10/2017	2,000,000	1,995,217
Sheffield Receivables Corp. 1.24% (I), 06/29/2017	1,500,000	1,497,001
Victory Receivables Corp. 1.10% (I), 06/15/2017	2,700,000	2,696,355

		33,016,569

Software - 0.1%
Manhattan Asset Funding Co. LLC 1.01% (I), 05/25/2017	1,325,000	1,324,117

Total Commercial Paper (Cost $36,937,143)		36,937,143

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Bank Discount Notes
0.55% (I), 05/10/2017	7,600,000	7,598,594
0.56% (I), 05/26/2017	2,650,000	2,648,638

Total Short-Term U.S. Government Agency Obligations (Cost $10,247,952)		10,247,232

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.51% (I), 05/11/2017	425,000	424,922
0.53% (I), 05/11/2017	2,030,000	2,029,626
0.54% (I), 05/11/2017	300,000	299,945
0.63% (I), 05/25/2017 (C)	376,000	375,832
0.73% (I), 06/22/2017	575,000	574,413
0.77% (I), 06/22/2017 - 07/20/2017	2,500,000	2,497,276
0.80% (I), 07/20/2017	1,580,000	1,577,286
0.81% (I), 07/13/2017	3,003,000	2,998,477

Total Short-Term U.S. Government Obligations (Cost $10,777,320)		10,777,777

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (I)	7,716,200	$ 7,716,200

Total Securities Lending Collateral (Cost $7,716,200)		7,716,200

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.09% (I), dated 04/28/2017, to be repurchased at $24,603,479 on 05/01/2017. Collateralized by U.S. Government Obligations, 3.63%, due 02/15/2020, and with a total value of $25,103,810.	$ 24,603,294	24,603,294

Total Repurchase Agreement (Cost $24,603,294)		24,603,294

Total Investments (Cost $951,068,656) (J)		1,098,716,315
Net Other Assets (Liabilities) - (6.4)%		(66,563,112)

Net Assets - 100.0%		$ 1,032,153,203

FUTURES CONTRACTS: (K)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	107	06/16/2017	$132,383	$—

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$613,748,399	$—	$—	$613,748,399
Preferred Stocks	453,763	—	—	453,763
Asset-Backed Securities	—	27,123,925	—	27,123,925
Corporate Debt Securities	—	157,784,432	—	157,784,432
Foreign Government Obligations	—	4,315,526	—	4,315,526
Mortgage-Backed Securities	—	42,831,437	—	42,831,437
Municipal Government Obligations	—	2,790,279	—	2,790,279
U.S. Government Agency Obligations	—	65,503,836	—	65,503,836
U.S. Government Obligations	—	93,883,072	—	93,883,072
Commercial Paper	—	36,937,143	—	36,937,143
Short-Term U.S. Government Agency Obligations	—	10,247,232	—	10,247,232
Short-Term U.S. Government Obligations	—	10,777,777	—	10,777,777
Securities Lending Collateral	7,716,200	—	—	7,716,200
Repurchase Agreement	—	24,603,294	—	24,603,294

Total Investments	$621,918,362	$476,797,953	$—	$1,098,716,315

Other Financial Instruments
Futures Contracts (M)	$132,383	$—	$—	$132,383

Total Other Financial Instruments	$132,383	$—	$—	$132,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,532,306. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $100,778,991, representing 9.8% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(H)	Cash deposit due to broker in the amount of $281,000 has been segregated as collateral for open TBA commitment transactions.
(I)	Rates disclosed reflect the yields at April 30, 2017.
(J)	Aggregate cost for federal income tax purposes is $951,068,656. Aggregate gross unrealized appreciation and depreciation for all securities is $154,394,969 and $6,747,310, respectively. Net unrealized appreciation for tax purposes is $147,647,659.
(K)	Cash on deposit with broker in the amount of $525,000 has been segregated as collateral to cover margin requirements for open futures contracts.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.3%
American Tower Trust #1 Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (A)	$ 25,000,000	$ 24,947,825
Apidos CLO XIX Series 2014-19A, Class BR, 2.58% (B), 10/17/2026 (A)	10,000,000	9,999,930
Battalion CLO, Ltd. Series 2007-1A, Class C, 1.96% (B), 07/14/2022 (A)	14,000,000	13,980,638
BlueMountain CLO, Ltd. Series 2014-3A, Class A2R, 2.76% (B), 10/15/2026 (A)	14,000,000	13,999,902
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	5,680,415	5,624,207
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	11,663,372	11,740,604
CIFC Funding, Ltd. Series 2014-2A, Class A2LR, 2.58% (B), 05/24/2026 (A)	7,000,000	6,999,944
Citigroup Mortgage Loan Trust Series 2003-HE3, Class A, 1.37% (B), 12/25/2033	1,773,759	1,742,433
CWABS Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 1.14% (B), 03/25/2047	11,029,799	10,283,427
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	2,769,194	2,748,460
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	4,271,122	4,243,720
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	1,524,153	1,522,296
Foursight Capital Automobile Receivables Trust Series 2014-1, Class A, 2.11%, 03/23/2020 (A)	1,764,258	1,762,119
Golub Capital Partners CLO, Ltd. Series 2017-34A, Class A1, 3.16% (B), 03/08/2029 (A)	9,000,000	8,999,631
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (A)	9,000,000	8,938,080
Hertz Vehicle Financing LLC Series 2016-1A, Class B, 3.72%, 03/25/2020 (A)	15,000,000	15,174,354
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	2,164,181	2,158,262
Series 2014-AA, Class A,
1.77%, 11/25/2026 (A)	4,304,876	4,237,397
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	6,559,811	6,484,153
KVK CLO, Ltd. Series 2014-1A, Class BR, 2.84% (B), 05/15/2026 (A)	9,135,000	9,134,909

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marathon CLO VII, Ltd. Series 2014-7A, Class A1R, 0.00% (B) (C), 10/28/2025 (A)	$ 10,000,000	$ 10,000,000
Marriott Vacation Club Owner Trust Series 2012-1A, Class A, 2.51%, 05/20/2030 (A)	4,926,218	4,935,650
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	4,891,641	4,854,053
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	5,764,958	5,738,736
New Residential Advanced Receivables Trust Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (A)	10,000,000	9,908,080
Newstar Trust Series 2012-2A, Class A, 3.06% (B), 01/20/2023 (A)	3,480,016	3,468,618
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	20,095,000	20,082,555
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (A)	15,900,000	15,836,076
Orange Lake Timeshare Trust
Series 2012-AA, Class A,
3.45%, 03/10/2027 (A)	1,137,219	1,146,056
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	6,057,652	6,001,795
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	9,274,303	9,287,013
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	18,247,293	18,076,991
Sierra Timeshare Receivables Funding LLC
Series 2013-2A, Class C,
4.75%, 11/20/2025 (A)	4,046,696	4,071,607
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,940,530	1,938,853
Series 2014-1A, Class B,
2.42%, 03/20/2030 (A)	1,940,530	1,939,717
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	3,763,229	3,759,703
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	4,119,399	4,131,118
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	1,404,230	1,408,099
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	1,716,281	1,726,377
SilverLeaf Finance XVII LLC Series 2013-A, Class A, 2.68%, 03/16/2026 (A)	2,684,938	2,680,221
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	3,616,311	3,610,749
SLM Student Loan Trust Series 2006-1, Class B, 1.36% (B), 01/25/2027	9,160,000	8,936,507

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (A)	$ 9,031,658	$ 9,081,971
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	12,640,894	12,708,634
SPS Servicer Advance Receivables Trust Series 2016-T1, Class AT1, 2.53%, 11/16/2048 (A)	18,000,000	17,958,441
SVO VOI Mortgage LLC Series 2012-AA, Class A, 2.00%, 09/20/2029 (A)	5,956,330	5,901,806
THL Credit Wind River CLO, Ltd. Series 2014-1A, Class B1R, 2.71% (B), 04/18/2026 (A)	8,000,000	7,999,944
TICP Clo , Ltd. Series 2014-3A, Class B1R, 2.34% (B), 01/20/2027 (A)	10,000,000	10,001,010
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.75% (B), 10/25/2056 (A)	22,123,049	22,200,650
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	6,617,844	6,662,591
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	6,969,694	6,951,599
Westgate Resorts LLC Series 2015-1A, Class A, 2.75%, 05/20/2027 (A)	2,916,989	2,925,718

Total Asset-Backed Securities (Cost $409,000,884)		410,653,229

CORPORATE DEBT SECURITIES - 67.1%
Aerospace & Defense - 0.1%
Bombardier, Inc. 4.75%, 04/15/2019 (A)	3,020,000	3,088,886

Airlines - 1.7%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	834,111	877,902
8.06%, 01/02/2022	6,391,508	7,158,489
Delta Air Lines Pass-Through Trust 6.20%, 01/02/2020	16,202,972	16,924,004
Northwest Airlines Pass-Through Trust 6.26%, 05/20/2023	565,637	602,404
Southwest Airlines Co. 2.65%, 11/05/2020	9,964,000	10,077,879
Virgin Australia Pass-Through Trust 5.00%, 04/23/2025 (A)	13,326,344	13,808,758

		49,449,436

Automobiles - 0.1%
Harley-Davidson Funding Corp. 6.80%, 06/15/2018 (A)	2,990,000	3,150,698

Banks - 13.3%
Bank of America Corp.
2.63%, 04/19/2021, MTN	17,650,000	17,668,038
5.88%, 01/05/2021	3,000,000	3,348,540

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America NA 1.43% (B), 06/15/2017	$ 14,285,000	$ 14,288,500
Citigroup, Inc.
2.18% (B), 12/08/2021	5,000,000	5,042,825
2.90%, 12/08/2021	15,000,000	15,082,095
Citizens Bank NA 2.50%, 03/14/2019, MTN	5,000,000	5,042,260
Cooperatieve Rabobank UA 11.00% (B), 06/30/2019 (A) (D)	23,684,000	27,651,070
Discover Bank
3.10%, 06/04/2020	12,563,000	12,834,964
7.00%, 04/15/2020	12,352,000	13,785,462
Fifth Third Bank 2.30%, 03/15/2019	12,040,000	12,123,100
First Horizon National Corp. 3.50%, 12/15/2020	5,160,000	5,293,293
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	14,999,394
7.25%, 12/15/2021	6,340,000	7,488,713
First Tennessee Bank NA 2.95%, 12/01/2019	23,381,000	23,615,652
JPMorgan Chase & Co.
2.55%, 10/29/2020	22,140,000	22,318,559
4.25%, 10/15/2020	6,865,000	7,305,946
6.30%, 04/23/2019	5,000,000	5,412,300
JPMorgan Chase Bank NA 6.00%, 10/01/2017	5,470,000	5,570,681
Lloyds Banking Group PLC
3.00%, 01/11/2022	10,000,000	10,063,890
3.10%, 07/06/2021	2,280,000	2,316,165
National City Corp. 6.88%, 05/15/2019	3,000,000	3,289,635
Regions Bank 7.50%, 05/15/2018	23,306,000	24,570,187
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	7,305,000	7,952,603
Santander Bank NA 8.75%, 05/30/2018	16,309,000	17,449,978
Santander Holdings USA, Inc. 2.70%, 05/24/2019	5,094,000	5,112,537
Svenska Handelsbanken AB
2.08% (B), 10/01/2020	13,900,000	13,963,731
2.30% (B), 03/30/2021, MTN	6,885,000	7,021,936
Synovus Financial Corp. 7.88%, 02/15/2019	17,282,000	18,811,457
US Bank NA 2.13%, 10/28/2019	21,212,000	21,392,472
Wells Fargo & Co.
1.85% (B), 01/30/2020, MTN	16,405,000	16,494,440
2.13%, 04/22/2019	3,762,000	3,781,607
2.19% (B), 07/26/2021	9,963,000	10,113,242

		381,205,272

Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc.
2.43% (B), 02/01/2021	9,333,000	9,624,003
2.65%, 02/01/2021	17,902,000	18,121,765
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/2019	6,927,000	7,599,778

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc. 3.75%, 05/01/2021	$ 12,965,000	$ 13,477,467
Molson Coors Brewing Co. 2.10%, 07/15/2021	17,830,000	17,500,234
Pernod Ricard SA 5.75%, 04/07/2021 (A)	9,466,000	10,576,930

		76,900,177

Biotechnology - 0.9%
AbbVie, Inc. 2.50%, 05/14/2020	9,965,000	10,051,566
Biogen, Inc. 2.90%, 09/15/2020	4,981,000	5,082,851
Gilead Sciences, Inc. 2.55%, 09/01/2020	10,701,000	10,841,579

		25,975,996

Building Products - 0.5%
Owens Corning 9.00%, 06/15/2019	12,423,000	13,984,459

Capital Markets - 6.5%
Ameriprise Financial, Inc. 7.30%, 06/28/2019	18,320,000	20,372,573
Bank of New York Mellon Corp. 1.91% (B), 08/17/2020, MTN	6,000,000	6,105,582
Deutsche Bank AG
2.36% (B), 08/20/2020 (E)	10,275,000	10,304,448
2.61% (B), 01/18/2019 (E)	9,964,000	10,047,070
Goldman Sachs Group, Inc.
1.92% (B), 12/13/2019	12,000,000	12,039,516
2.75%, 09/15/2020	8,948,000	9,039,431
7.50%, 02/15/2019, MTN	17,297,000	18,937,742
Lazard Group LLC 4.25%, 11/14/2020	10,890,000	11,475,479
Morgan Stanley
1.89% (B), 07/23/2019, MTN	8,000,000	8,038,936
2.56% (B), 04/21/2021, MTN	4,982,000	5,102,858
3.55% (B), 08/31/2017, MTN	1,500,000	1,496,250
5.75%, 01/25/2021	5,000,000	5,562,280
7.30%, 05/13/2019, MTN	12,235,000	13,491,461
Raymond James Financial, Inc. 8.60%, 08/15/2019	8,748,000	9,977,811
State Street Corp. 1.95% (B), 08/18/2020	16,120,000	16,454,248
UBS Group Funding Jersey, Ltd. 2.60% (B), 09/24/2020 (A)	26,205,000	26,732,009

		185,177,694

Chemicals - 1.5%
Dow Chemical Co. 8.55%, 05/15/2019	24,461,000	27,593,843
E.I. du Pont de Nemours & Co. 2.20%, 05/01/2020 (F)	6,000,000	6,009,354
Lubrizol Corp. 8.88%, 02/01/2019	8,862,000	9,941,152

		43,544,349

Construction Materials - 0.7%
CRH America, Inc. 8.13%, 07/15/2018	17,335,000	18,627,238

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 2.9%
Ally Financial, Inc.
3.50%, 01/27/2019	$ 12,000,000	$ 12,150,000
8.00%, 03/15/2020	5,717,000	6,453,064
American Express Credit Corp.
1.78% (B), 05/26/2020, MTN	5,000,000	5,044,225
1.88%, 05/03/2019 (F)	9,960,000	9,954,661
2.60%, 09/14/2020, MTN	8,694,000	8,808,709
Ford Motor Credit Co. LLC
1.96% (B), 11/04/2019	4,750,000	4,786,072
5.00%, 05/15/2018	8,225,000	8,479,449
General Motors Financial Co., Inc.
2.72% (B), 01/15/2020 (E)	3,150,000	3,212,754
3.20%, 07/06/2021	9,970,000	10,058,294
3.22% (B), 01/15/2019	5,084,000	5,209,021
Springleaf Finance Corp. 8.25%, 12/15/2020	6,825,000	7,478,152

		81,634,401

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022 (A)	3,035,000	3,093,272
Avery Dennison Corp. 6.63%, 10/01/2017 (A)	15,000,000	15,256,380

		18,349,652

Diversified Consumer Services - 0.1%
Princeton University 4.95%, 03/01/2019	3,805,000	4,033,171

Diversified Financial Services - 2.3%
Jefferies Group LLC 8.50%, 07/15/2019	7,475,000	8,435,276
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	19,410,000	21,869,926
OMX Timber Finance Investments I LLC 5.42%, 01/29/2020 (A)	20,014,000	21,504,643
Protective Life Global Funding 2.70%, 11/25/2020 (A)	15,000,000	15,141,600

		66,951,445

Diversified Telecommunication Services - 2.7%
AT&T, Inc. 2.45%, 06/30/2020	21,289,000	21,320,508
Sprint Capital Corp. 6.90%, 05/01/2019	9,000,000	9,618,750
Telefonica Emisiones SAU 3.19%, 04/27/2018	18,370,000	18,614,670
Verizon Communications, Inc.
2.87% (B), 09/14/2018	8,900,000	9,081,702
4.50%, 09/15/2020	16,958,000	18,098,019

		76,733,649

Electric Utilities - 2.0%
Entergy Texas, Inc. 7.13%, 02/01/2019	22,351,000	24,232,574
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019 (E)	5,190,000	5,215,706
6.80%, 09/01/2018	8,000,000	8,523,968

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co. 1.85%, 02/01/2022	$ 18,928,572	$ 18,691,226

		56,663,474

Electronic Equipment, Instruments & Components - 0.2%
Tyco Electronics Group SA 6.55%, 10/01/2017	4,685,000	4,780,771

Energy Equipment & Services - 1.1%
Nabors Industries, Inc. 6.15%, 02/15/2018	11,000,000	11,275,000
Schlumberger Holdings Corp. 2.35%, 12/21/2018 (A)	20,000,000	20,142,880

		31,417,880

Equity Real Estate Investment Trusts - 2.3%
Government Properties Income Trust 3.75%, 08/15/2019	24,795,000	24,981,062
Hospitality Properties Trust 6.70%, 01/15/2018	13,666,000	13,795,909
Realty Income Corp. 6.75%, 08/15/2019	5,000,000	5,511,570
VEREIT Operating Partnership, LP 3.00%, 02/06/2019	8,972,000	9,023,140
WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, 09/17/2019 (A)	12,570,000	12,689,189

		66,000,870

Food & Staples Retailing - 2.6%
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	14,801,400
4.75%, 12/01/2022 (E)	2,000,000	2,188,834
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,667,231
2.60%, 10/01/2020	4,979,000	5,027,247
Wal-Mart Stores, Inc. 5.52% (G), 06/01/2018	24,970,000	25,047,432
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	17,887,000	18,146,361

		74,878,505

Food Products - 1.8%
Kraft Heinz Foods Co.
2.00%, 07/02/2018	4,983,000	4,995,577
2.80%, 07/02/2020	23,330,000	23,694,951
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021 (A)	11,000,000	10,653,005
Smithfield Foods, Inc. 2.70%, 01/31/2020 (A)	12,333,000	12,360,256

		51,703,789

Gas Utilities - 1.4%
DTE Gas Co. 5.00%, 10/01/2019	28,400,000	30,444,090
Southern California Gas Co. 1.55%, 06/15/2018	10,560,000	10,553,886

		40,997,976

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories 2.90%, 11/30/2021	14,948,009	15,091,091

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co. 3.13%, 11/08/2021	$ 2,140,000	$ 2,152,070
Boston Scientific Corp. 2.65%, 10/01/2018	3,000,000	3,028,794
Medtronic, Inc. 2.50%, 03/15/2020	8,655,000	8,812,867

		29,084,822

Health Care Providers & Services - 0.5%
AmerisourceBergen Corp. 4.88%, 11/15/2019	2,281,000	2,433,220
Cigna Corp. 4.50%, 03/15/2021	10,143,000	10,838,739

		13,271,959

Household Durables - 0.2%
Newell Brands, Inc. 3.15%, 04/01/2021	5,351,000	5,487,943

Independent Power & Renewable Electricity Producers - 0.5%
Dynegy, Inc. 6.75%, 11/01/2019	4,985,000	5,059,775
Exelon Generation Co. LLC 4.00%, 10/01/2020	9,554,000	9,962,367

		15,022,142

Industrial Conglomerates - 0.2%
General Electric Co. 1.96% (B), 04/15/2020, MTN (E)	5,100,000	5,185,654

Insurance - 0.9%
CNA Financial Corp. 5.88%, 08/15/2020	6,145,000	6,808,623
Enstar Group, Ltd. 4.50%, 03/10/2022	2,067,000	2,116,145
Fidelity National Financial, Inc. 6.60%, 05/15/2017	17,177,000	17,203,762

		26,128,530

IT Services - 0.4%
Fidelity National Information Services, Inc. 3.63%, 10/15/2020	10,000,000	10,422,850

Machinery - 0.5%
Caterpillar Financial Services Corp. 1.35%, 05/18/2019, MTN	10,000,000	9,916,090
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	4,500,000	4,546,678

		14,462,768

Media - 2.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	11,397,000	11,924,111
8.63%, 09/15/2017 (E)	2,867,000	2,945,842
CBS Corp. 5.75%, 04/15/2020	15,459,000	16,961,708
Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	17,240,000	17,814,126
Sky PLC 9.50%, 11/15/2018 (A)	14,244,000	15,815,085

		65,460,872

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 2.1%
Consumers Energy Co. 6.70%, 09/15/2019	$ 10,000,000	$ 11,095,000
Dominion Resources, Inc.
2.96% (G), 07/01/2019	5,274,000	5,347,092
5.20%, 08/15/2019	21,733,000	23,207,149
Public Service Co. of Colorado 5.80%, 08/01/2018	18,201,000	19,104,389

		58,753,630

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 8.70%, 03/15/2019	2,857,000	3,193,823
BP Capital Markets PLC
2.24%, 09/26/2018	6,079,000	6,122,836
4.75%, 03/10/2019	1,992,000	2,096,492
El Paso Natural Gas Co. LLC 8.63%, 01/15/2022	8,935,000	10,861,047
Energy Transfer Partners, LP 4.15%, 10/01/2020	8,000,000	8,324,728
Exxon Mobil Corp. 1.71%, 03/01/2019	9,765,000	9,787,889
Sabine Pass Liquefaction LLC 6.25%, 03/15/2022	13,000,000	14,578,239
YPF SA 8.50%, 03/23/2021 (A) (E)	1,743,000	1,971,769

		56,936,823

Pharmaceuticals - 1.1%
Actavis Funding SCS 2.35%, 03/12/2018	15,361,000	15,425,977
Forest Laboratories LLC 4.88%, 02/15/2021 (A)	5,109,000	5,517,005
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	9,959,000	9,902,711

		30,845,693

Real Estate Management & Development - 0.4%
First Industrial, LP 7.50%, 12/01/2017, MTN	11,650,000	12,032,621

Road & Rail - 0.9%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (A)	4,928,289	4,906,846
7.13%, 10/15/2020 (A)	18,266,000	20,889,436

		25,796,282

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.38%, 01/15/2020 (A)	14,946,000	14,955,416
KLA-Tencor Corp. 2.38%, 11/01/2017	17,635,000	17,694,130

		32,649,546

Software - 1.3%
CDK Global, Inc. 3.80%, 10/15/2019	11,925,000	12,207,146
Microsoft Corp. 1.55%, 08/08/2021	14,950,000	14,653,287
Oracle Corp. 1.90%, 09/15/2021	10,000,000	9,898,200

		36,758,633

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 1.3%
Dell International LLC / EMC Corp. 3.48%, 06/01/2019 (A)	$ 19,875,000	$ 20,328,110
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	15,053,000	15,559,609

		35,887,719

Tobacco - 0.9%
Altria Group, Inc. 9.70%, 11/10/2018 (E)	12,724,000	14,210,532
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	11,299,000	12,682,066

		26,892,598

Trading Companies & Distributors - 0.8%
International Lease Finance Corp. 8.25%, 12/15/2020	20,185,000	23,821,570

Wireless Telecommunication Services - 0.7%
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	9,700,000	10,609,375
Vodafone Group PLC 5.45%, 06/10/2019	10,000,000	10,690,320

		21,299,695

Total Corporate Debt Securities (Cost $1,910,759,760)		1,921,452,138

LOAN ASSIGNMENTS - 0.7%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc. Term Loan B, 4.27% (B), 11/14/2019 (F)	11,480,444	11,482,832

Health Care Providers & Services - 0.3%
Community Health Systems, Inc. Term Loan G, 3.80% (B), 12/31/2019	8,155,930	8,122,434

Total Loan Assignments (Cost $19,404,946)		19,605,266

MORTGAGE-BACKED SECURITIES - 15.8%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A, 4.08%, 03/13/2031 (A)	5,232,544	5,290,687
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
3.19% (B), 12/15/2031 (A)	10,000,000	10,046,904
Series 2014-INLD, Class C,
3.37% (B), 12/15/2029 (A)	19,900,000	20,156,021
Series 2014-IP, Class D,
2.81% (B), 06/15/2028 (A)	11,000,000	10,915,406
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	943,185	955,854
Series 2009-RR6, Class 2A1,
3.15% (B), 08/26/2035 (A)	2,258,839	2,244,312
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	1,451,836	1,464,924
Series 2010-RR7, Class 5A6,
5.50%, 10/26/2036 (A)	1,183,027	1,190,751

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2012-RR2, Class 7A3,
2.98% (B), 09/26/2035 (A)	$ 633,762	$ 632,080
Series 2012-RR4, Class 2A5,
2.74% (B), 04/26/2037 (A)	1,542,021	1,542,485
BHMS Mortgage Trust Series 2014-ATLS, Class CFL, 3.43% (B), 07/05/2033 (A)	15,000,000	15,181,401
BLCP Hotel Trust Series 2014-CLRN, Class C, 2.94% (B), 08/15/2029 (A)	10,000,000	10,028,287
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	2,900,000	2,957,349
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,000,000	3,079,239
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class C, 3.49% (B), 12/15/2027 (A)	16,040,000	16,123,886
CGWF Commercial Mortgage Trust Series 2013-RKWH, Class C, 3.29% (B), 11/15/2030 (A)	4,922,511	4,915,890
Chicago Skyscraper Trust Series 2017-SKY, Class C, 2.24% (B), 02/15/2030 (A)	6,250,000	6,261,716
Citigroup Mortgage Loan Trust Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	7,310,656	7,587,042
COMM Mortgage Trust
Series 2014-PAT, Class D,
3.06% (B), 08/13/2027 (A)	15,000,000	15,018,911
Series 2014-PAT, Class E,
4.06% (B), 08/13/2027 (A)	5,000,000	5,021,932
Cosmopolitan Hotel Trust Series 2016-CSMO, Class C, 3.64% (B), 11/15/2033 (A)	14,700,000	14,874,307
Credit Suisse Commercial Mortgage Trust Series 2007-C5, Class A4, 5.70% (B), 09/15/2040	2,750,890	2,758,891
Credit Suisse Mortgage Trust Series 2017-HD. Class C, 2.69% (B), 02/15/2031 (A)	4,500,000	4,500,281
CSMC Trust
Series 2010-15R, Class 4A1,
3.50% (B), 04/26/2035 (A)	1,337,987	1,338,946
Series 2010-18R, Class 1A11,
3.08% (B), 08/26/2035 (A)	42,564	42,553
Series 2010-UD1, Class B,
6.09% (B), 12/16/2049 (A)	4,679,442	4,677,657
Series 2015-DEAL, Class B,
2.84% (B), 04/15/2029 (A)	18,020,000	18,059,376
Series 2015-DEAL, Class D,
4.09% (B), 04/15/2029 (A)	10,000,000	10,037,460
Series 2015-SAND, Class C,
3.15% (B), 08/15/2030 (A)	4,000,000	3,996,428
GP Portfolio Trust
Series 2014-GPP, Class C,
2.86% (B), 02/15/2027 (A)	13,000,000	13,021,748
Series 2014-GPP, Class D,
3.99% (B), 02/15/2027 (A)	10,000,000	10,026,735

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2013-G1, Class A1, 2.06%, 04/10/2031 (A)	$ 8,383,028	$ 8,177,271
Hyatt Hotel Portfolio Trust Series 2015-HYT, Class C, 3.09% (B), 11/15/2029 (A)	6,900,000	6,932,370
Impac CMB Trust Series 2007-A, Class A, 1.24% (B), 05/25/2037 (A)	9,163,901	8,683,194
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.18% (B), 12/26/2037 (A)	655,389	653,364
Series 2009-R7, Class 11A1,
3.06% (B), 03/26/2037 (A)	636,392	631,837
Series 2009-R7, Class 4A1,
3.22% (B), 09/26/2034 (A)	114,472	114,169
Series 2009-R9, Class 1A1,
2.86% (B), 08/26/2046 (A)	1,040,161	1,042,625
Series 2010-R8, Class 2A1,
3.07%, 10/26/2036 (A)	244,166	244,174
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	10,000,000	9,891,642
Series 2014-INN, Class C,
2.69% (B), 06/15/2029 (A)	23,415,000	23,429,637
Series 2016-ASH, Class C,
3.74% (B), 10/15/2034 (A)	6,500,000	6,524,375
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR2, Class MLB, 5.79% (B), 06/15/2050 (A)	7,572,003	7,565,490
JPMorgan Resecuritization Trust Series 2010-5, Class 2A2, 4.50% (B), 07/26/2035 (A)	1,861,825	1,875,026
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2005-1A, Class A, 1.24% (B), 02/25/2030 (A)	4,210,152	4,078,309
MASTR Alternative Loan Trust Series 2003-4, Class 1A1, 5.00%, 05/25/2018	1,198,803	1,209,743
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B,
6.04% (B), 08/12/2045 (A)	4,107,129	4,113,237
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	2,741,892	2,739,041
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	7,000,558	6,090,485
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	4,029,930	4,128,899
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	5,109,236	5,177,031
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	7,714,113	7,918,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 1.17% (B), 12/20/2036 (A)	$ 10,224,749	$ 9,616,614
SCG Trust
Series 2013-SRP1, Class AJ,
2.94% (B), 11/15/2026 (A)	20,000,000	19,874,366
Series 2013-SRP1, Class B,
3.49% (B), 11/15/2026 (A)	22,500,000	21,650,994
Springleaf Mortgage Loan Trust Series 2013-2A, Class A, 1.78% (B), 12/25/2065 (A)	1,281,583	1,282,540
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.47% (B), 08/15/2039	740,757	748,257
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	3,874,690	3,910,175
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	12,959,050	13,013,478
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	12,005,607	11,926,064
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	14,948,494	14,906,891
TRU Trust Series 2016-TOYS, Class A, 3.24% (B), 11/15/2030 (A)	9,898,411	9,933,498
VSD LLC 3.60%, 12/25/2043	4,874,849	4,871,524
Wells Fargo Mortgage Loan Trust
Series 2010-RR4, Class 1A1,
3.26% (B), 12/27/2046 (A)	817,249	818,097
Series 2011-RR3, Class A1,
3.28% (B), 03/27/2037 (A)	3,225,535	3,225,868
Wells Fargo Mortgage-Backed Securities Trust Series 2003-G, Class A1, 2.90% (B), 06/25/2033	442,503	442,654

Total Mortgage-Backed Securities (Cost $452,192,036)		451,391,393

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (H)
Federal Home Loan Mortgage Corp. 3.02% (B), 08/01/2037	$ 393,410	$ 415,180

Total U.S. Government Agency Obligation (Cost $398,927)		415,180

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Argentina - 0.1%
Argentina Treasury Bill
2.60% (I), 07/14/2017	1,568,528	1,560,679
2.65% (I), 06/30/2017	1,988,646	1,980,437

Total Short-Term Foreign Government Obligations (Cost $3,540,347)		3,541,116

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (I)	13,747,477	13,747,477

Total Securities Lending Collateral (Cost $13,747,477)		13,747,477

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.09% (I), dated 04/28/2017, to be repurchased at $69,602,113 on 05/01/2017. Collateralized by a U.S. Government Obligation, 2.75%, due 02/15/2024, and with a value of $70,994,028.	$ 69,601,591	69,601,591

Total Repurchase Agreement (Cost $69,601,591)		69,601,591

Total Investments (Cost $2,878,645,968) (J)		2,890,407,390
Net Other Assets (Liabilities) - (0.9)%		(26,687,714)

Net Assets - 100.0%		$ 2,863,719,676

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$410,653,229	$—	$410,653,229
Corporate Debt Securities	—	1,921,452,138	—	1,921,452,138
Loan Assignments	—	19,605,266	—	19,605,266
Mortgage-Backed Securities	—	451,391,393	—	451,391,393
U.S. Government Agency Obligation	—	415,180	—	415,180
Short-Term Foreign Government Obligations	—	3,541,116	—	3,541,116
Securities Lending Collateral	13,747,477	—	—	13,747,477
Repurchase Agreement	—	69,601,591	—	69,601,591

Total Investments	$13,747,477	$2,876,659,913	$—	$2,890,407,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $1,121,893,804, representing 39.2% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,467,902. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2017; the maturity dates disclosed are the ultimate maturity dates.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at April 30, 2017.
(J)	Aggregate cost for federal income tax purposes is $2,878,645,968. Aggregate gross unrealized appreciation and depreciation for all securities is $19,774,366 and $8,012,944, respectively. Net unrealized appreciation for tax purposes is $11,761,422.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.0%
Ducommun, Inc. (A)	29,095	$ 855,102
Moog, Inc., Class A (A)	15,180	1,042,107
Wesco Aircraft Holdings, Inc. (A)	80,150	973,823

		2,871,032

Auto Components - 1.7%
Cooper Tire & Rubber Co.	22,540	863,282
Stoneridge, Inc. (A)	55,320	1,084,825
Superior Industries International, Inc.	41,010	891,967
Tower International, Inc.	32,745	887,390
Visteon Corp. (A)	10,225	1,052,664

		4,780,128

Banks - 5.3%
Bank of the Ozarks, Inc.	18,725	888,876
Boston Private Financial Holdings, Inc.	57,115	890,994
Cathay General Bancorp	25,210	959,240
Eagle Bancorp, Inc. (A)	15,590	933,841
Enterprise Financial Services Corp.	22,390	945,977
Financial Institutions, Inc.	21,570	722,595
First Busey Corp.	33,475	1,002,576
First Merchants Corp.	23,695	980,499
Hanmi Financial Corp., Class B	34,175	992,784
Heritage Financial Corp.	35,125	927,300
Mercantile Bank Corp.	21,750	731,453
Preferred Bank	18,710	991,443
QCR Holdings, Inc.	17,135	781,356
Simmons First National Corp., Class A	16,610	907,737
Synovus Financial Corp.	24,145	1,009,261
TriCo Bancshares	20,995	744,483
Valley National Bancorp	78,215	919,808

		15,330,223

Biotechnology - 1.4%
AMAG Pharmaceuticals, Inc. (A)	41,215	1,005,646
Myriad Genetics, Inc. (A) (B)	54,870	1,009,059
PDL BioPharma, Inc.	467,815	1,052,584
United Therapeutics Corp. (A)	7,960	1,000,572

		4,067,861

Capital Markets - 1.0%
Greenhill & Co., Inc.	36,295	918,264
Legg Mason, Inc.	25,975	970,945
Waddell & Reed Financial, Inc., Class A (B)	55,995	1,007,350

		2,896,559

Chemicals - 2.1%
A. Schulman, Inc.	32,665	1,033,847
Cabot Corp.	16,740	1,007,581
Huntsman Corp.	40,715	1,008,510
Innophos Holdings, Inc.	21,055	1,009,377
Minerals Technologies, Inc.	13,030	1,025,461
Stepan Co.	11,700	992,160

		6,076,936

Commercial Services & Supplies - 2.9%
ACCO Brands Corp. (A)	72,865	1,038,326
Brady Corp., Class A	26,085	1,016,011
CECO Environmental Corp.	66,430	749,995
Ennis, Inc.	43,395	763,752
Essendant, Inc.	65,735	1,097,774

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
McGrath RentCorp	25,770	$ 897,054
Quad/Graphics, Inc.	36,150	949,299
Steelcase, Inc., Class A	59,260	1,010,383
Tetra Tech, Inc.	21,690	953,275

		8,475,869

Communications Equipment - 1.5%
Ceragon Networks, Ltd. (A)	235,245	783,366
Digi International, Inc. (A)	59,155	733,522
NETGEAR, Inc. (A)	19,275	908,816
Plantronics, Inc.	17,845	974,337
Viavi Solutions, Inc. (A)	93,275	932,750

		4,332,791

Construction & Engineering - 2.3%
AECOM (A)	28,555	976,866
Aegion Corp., Class A (A)	43,215	986,166
Chicago Bridge & Iron Co. NV, Class Y	32,645	981,962
EMCOR Group, Inc.	15,705	1,032,447
MYR Group, Inc. (A)	23,495	992,899
Orion Group Holdings, Inc. (A)	95,295	719,477
Tutor Perini Corp. (A)	30,595	943,856

		6,633,673

Consumer Finance - 1.3%
EZCORP, Inc., Class A (A)	98,315	889,751
Green Dot Corp., Class A (A)	28,965	993,210
Navient Corp.	62,535	950,532
Nelnet, Inc., Class A	22,130	996,071

		3,829,564

Containers & Packaging - 1.0%
Greif, Inc., Class A	17,395	1,019,695
Owens-Illinois, Inc. (A)	47,425	1,034,814
Sonoco Products Co.	18,220	953,088

		3,007,597

Diversified Consumer Services - 1.6%
American Public Education, Inc. (A)	31,695	700,460
Capella Education Co.	10,938	1,042,391
DeVry Education Group, Inc.	27,875	1,055,069
K12, Inc. (A)	48,957	922,839
Regis Corp. (A)	78,470	856,108

		4,576,867

Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	21,850	983,250
IDT Corp., Class B	57,675	876,083
Vonage Holdings Corp. (A)	159,895	1,072,896

		2,932,229

Electric Utilities - 1.0%
El Paso Electric Co.	18,730	966,468
Hawaiian Electric Industries, Inc.	28,545	956,828
Portland General Electric Co.	21,940	994,760

		2,918,056

Electrical Equipment - 1.0%
General Cable Corp.	57,535	1,035,630
Powell Industries, Inc.	22,140	763,609
Regal Beloit Corp.	13,080	1,031,358

		2,830,597

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 5.6%
Anixter International, Inc. (A)	11,920	$ 972,076
AVX Corp.	51,640	873,232
Belden, Inc.	14,485	1,009,604
Benchmark Electronics, Inc. (A)	30,755	974,934
Celestica, Inc. (A)	67,580	963,015
Insight Enterprises, Inc. (A)	23,705	997,980
Itron, Inc. (A)	15,030	974,696
Jabil Circuit, Inc.	33,625	975,798
Kemet Corp. (A)	87,580	981,772
Methode Electronics, Inc.	23,015	1,025,318
PCM, Inc. (A)	32,155	810,306
Plexus Corp. (A)	16,755	871,092
Sanmina Corp. (A)	24,500	912,625
ScanSource, Inc. (A)	24,090	951,555
Tech Data Corp. (A)	10,910	1,043,541
TTM Technologies, Inc. (A)	60,109	1,005,624
Vishay Intertechnology, Inc.	57,350	937,673

		16,280,841

Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc. (A) (B)	64,850	935,137
Ensco PLC, Class A	115,830	913,899
Matrix Service Co. (A)	52,315	614,701
McDermott International, Inc. (A)	134,240	877,930
Oceaneering International, Inc.	36,370	959,804
Rowan Cos. PLC, Class A (A)	67,820	954,227
Transocean, Ltd. (A)	82,790	913,174
Unit Corp. (A)	44,025	946,097

		7,114,969

Equity Real Estate Investment Trusts - 6.7%
CBL & Associates Properties, Inc. (B)	97,640	903,170
Chatham Lodging Trust	47,485	919,310
Chesapeake Lodging Trust	37,880	882,983
CoreCivic, Inc.	28,605	985,442
DiamondRock Hospitality Co.	88,635	975,871
Government Properties Income Trust (B)	42,360	903,115
Hersha Hospitality Trust, Class A	47,580	877,375
InfraREIT, Inc.	53,465	1,021,181
Kite Realty Group Trust	44,780	911,721
LaSalle Hotel Properties	31,285	893,500
Lexington Realty Trust	88,730	902,384
National Health Investors, Inc.	12,485	913,527
Piedmont Office Realty Trust, Inc., Class A	41,710	911,364
Ramco-Gershenson Properties Trust	67,630	901,508
RLJ Lodging Trust	40,265	865,295
Sabra Healthcare REIT, Inc.	33,955	923,236
Select Income REIT	36,280	909,177
Senior Housing Properties Trust	42,945	924,176
Summit Hotel Properties, Inc.	58,905	973,700
Sunstone Hotel Investors, Inc.	63,110	939,708
Xenia Hotels & Resorts, Inc.	51,880	905,825

		19,343,568

Food & Staples Retailing - 0.7%
SpartanNash Co.	27,580	1,014,944
United Natural Foods, Inc. (A)	22,910	951,452

		1,966,396

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.7%
Fresh Del Monte Produce, Inc.	15,925	$ 976,202
Omega Protein Corp.	50,720	1,022,008

		1,998,210

Gas Utilities - 0.3%
National Fuel Gas Co.	18,045	999,332

Health Care Equipment & Supplies - 4.7%
Analogic Corp.	13,785	990,453
AngioDynamics, Inc. (A)	62,575	971,164
Cardiovascular Systems, Inc. (A)	35,010	1,045,749
Haemonetics Corp. (A)	24,640	1,031,923
Halyard Health, Inc. (A)	25,900	1,023,050
Hill-Rom Holdings, Inc.	13,755	1,040,428
ICU Medical, Inc., Class B (A)	6,075	934,335
Lantheus Holdings, Inc. (A)	83,800	1,089,400
Masimo Corp. (A)	10,255	1,053,599
Meridian Bioscience, Inc.	71,915	1,064,342
Natus Medical, Inc. (A)	24,610	861,350
OraSure Technologies, Inc. (A)	77,655	1,018,057
Orthofix International NV, Series B (A)	24,895	984,597
Surmodics, Inc. (A)	27,725	633,516

		13,741,963

Health Care Providers & Services - 5.2%
Aceto Corp.	63,190	1,001,562
Addus HomeCare Corp. (A)	20,480	695,296
Amedisys, Inc. (A)	18,595	1,007,849
Chemed Corp.	5,292	1,065,703
Community Health Systems, Inc. (A)	113,780	979,646
Cross Country Healthcare, Inc. (A)	56,660	791,540
HealthSouth Corp.	22,185	1,040,476
Landauer, Inc.	14,370	755,862
LHC Group, Inc. (A)	18,620	1,007,342
LifePoint Health, Inc. (A)	16,010	995,022
Magellan Health, Inc. (A)	13,125	903,000
Molina Healthcare, Inc. (A)	19,960	993,808
Owens & Minor, Inc.	27,920	967,428
Patterson Cos., Inc. (B)	22,135	984,786
Triple-S Management Corp., Class B (A)	39,962	723,312
WellCare Health Plans, Inc. (A)	7,055	1,082,308

		14,994,940

Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (A)	81,875	980,044
Quality Systems, Inc. (A)	67,885	968,040

		1,948,084

Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc., Class A (A)	120,460	987,772
Brinker International, Inc. (B)	22,360	988,088
Cheesecake Factory, Inc.	15,640	1,003,463

		2,979,323

Household Durables - 1.7%
Beazer Homes USA, Inc. (A)	72,120	895,009
Ethan Allen Interiors, Inc.	32,175	958,815
iRobot Corp. (A) (B)	14,635	1,166,995
La-Z-Boy, Inc.	35,535	991,426
SodaStream International, Ltd. (A)	18,740	1,019,269

		5,031,514

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.6%
Calpine Corp. (A)	88,820	$ 905,964
NRG Energy, Inc.	52,260	883,194

		1,789,158

Insurance - 2.0%
Aspen Insurance Holdings, Ltd.	17,965	940,468
Employers Holdings, Inc.	25,700	1,028,000
Genworth Financial, Inc., Class A (A)	222,350	898,294
Greenlight Capital Re, Ltd., A Shares (A)	39,875	859,306
Mercury General Corp.	16,170	994,293
Safety Insurance Group, Inc.	13,885	1,005,274

		5,725,635

Internet Software & Services - 1.3%
Bankrate, Inc., Class A (A)	99,865	1,058,569
Blucora, Inc. (A)	56,855	1,048,975
Carbonite, Inc. (A)	49,430	1,067,688
DHI Group, Inc. (A)	178,200	686,070

		3,861,302

IT Services - 2.2%
Cardtronics PLC, Class A (A)	21,650	900,207
Convergys Corp.	42,895	965,566
CSG Systems International, Inc.	24,363	913,856
ManTech International Corp., Class A	26,505	940,928
Perficient, Inc. (A)	49,815	867,777
Sykes Enterprises, Inc. (A)	31,998	953,860
Teradata Corp. (A)	31,175	909,687

		6,451,881

Life Sciences Tools & Services - 1.7%
Bruker Corp.	41,335	1,008,161
Charles River Laboratories International, Inc. (A)	10,990	985,803
ICON PLC (A)	12,135	1,025,286
Luminex Corp.	51,420	968,238
PAREXEL International Corp. (A)	14,500	925,535

		4,913,023

Machinery - 2.5%
AGCO Corp.	16,360	1,046,876
Columbus McKinnon Corp.	33,660	879,536
Harsco Corp. (A)	82,365	1,074,863
Oshkosh Corp.	14,220	986,726
SPX Corp. (A)	43,350	1,043,001
Timken Co.	22,855	1,102,754
Wabash National Corp. (B)	46,240	1,053,347

		7,187,103

Media - 0.3%
Meredith Corp. (B)	15,225	891,424

Metals & Mining - 2.1%
Commercial Metals Co.	54,290	1,011,965
Hudbay Minerals, Inc.	157,985	940,011
Kaiser Aluminum Corp.	11,265	950,879
Materion Corp.	27,470	1,045,233
Schnitzer Steel Industries, Inc., Class A	52,950	1,000,755
SunCoke Energy, Inc. (A)	113,245	1,038,457

		5,987,300

Mortgage Real Estate Investment Trusts - 1.9%
AG Mortgage Investment Trust, Inc.	46,135	874,258
ARMOUR Residential REIT, Inc.	42,220	1,016,235

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
Dynex Capital, Inc.	120,305	$ 832,511
Invesco Mortgage Capital, Inc.	59,860	976,317
MTGE Investment Corp.	57,090	1,027,620
New York Mortgage Trust, Inc.	142,310	912,207

		5,639,148

Multi-Utilities - 1.0%
Avista Corp.	22,625	912,692
MDU Resources Group, Inc.	33,220	893,618
NorthWestern Corp.	15,955	953,790

		2,760,100

Multiline Retail - 0.7%
Big Lots, Inc.	18,840	951,231
Dillard’s, Inc., Class A	17,740	982,264

		1,933,495

Oil, Gas & Consumable Fuels - 3.8%
Aegean Marine Petroleum Network, Inc.	80,590	898,578
Bill Barrett Corp. (A)	245,215	941,626
Clean Energy Fuels Corp. (A)	327,130	798,197
Cloud Peak Energy, Inc. (A)	236,780	797,949
CONSOL Energy, Inc. (A)	61,950	940,401
Delek US Holdings, Inc.	42,165	1,014,912
Enerplus Corp. (B)	120,620	869,670
Overseas Shipholding Group, Inc., Class A (A)	238,925	869,687
Pacific Ethanol, Inc. (A)	140,685	956,658
Renewable Energy Group, Inc. (A) (B)	94,805	990,712
Teekay Tankers, Ltd., Class A	406,805	833,950
World Fuel Services Corp.	26,760	985,571

		10,897,911

Paper & Forest Products - 1.2%
Domtar Corp.	26,095	1,034,667
KapStone Paper and Packaging Corp.	44,160	931,334
Mercer International, Inc.	60,920	743,224
Schweitzer-Mauduit International, Inc.	21,030	905,342

		3,614,567

Personal Products - 1.4%
Avon Products, Inc. (A)	216,075	1,047,964
Inter Parfums, Inc.	27,535	1,044,953
Medifast, Inc.	21,830	1,011,166
Nu Skin Enterprises, Inc., Class A	17,770	981,437

		4,085,520

Pharmaceuticals - 0.6%
Endo International PLC (A)	92,750	1,054,567
SciClone Pharmaceuticals, Inc. (A)	76,310	736,392

		1,790,959

Professional Services - 2.6%
Acacia Research Corp. (A)	129,165	703,949
CRA International, Inc.	19,095	724,464
FTI Consulting, Inc. (A)	22,020	761,672
Heidrick & Struggles International, Inc.	32,170	691,655
ICF International, Inc. (A)	22,620	998,673
Kelly Services, Inc., Class A	37,750	842,580
ManpowerGroup, Inc.	9,610	970,418
Navigant Consulting, Inc. (A)	41,415	992,718
Resources Connection, Inc.	62,895	874,240

		7,560,369

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.7%
ArcBest Corp.	39,096	$ 1,034,089
YRC Worldwide, Inc. (A)	93,835	1,000,281

		2,034,370

Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (A)	86,045	1,013,610
AXT, Inc. (A)	164,745	1,112,029
Cirrus Logic, Inc. (A)	15,305	984,877
Cree, Inc. (A)	36,595	800,699
Kulicke & Soffa Industries, Inc. (A)	47,110	1,051,495
Photronics, Inc. (A)	78,835	906,603
Rudolph Technologies, Inc. (A)	40,250	986,125
Silicon Laboratories, Inc. (A)	14,090	1,002,503
Synaptics, Inc. (A)	17,450	955,736

		8,813,677

Software - 0.3%
CommVault Systems, Inc. (A)	17,760	895,992

Specialty Retail - 6.3%
Aaron’s, Inc.	26,470	951,332
Abercrombie & Fitch Co., Class A (B)	68,940	826,591
American Eagle Outfitters, Inc.	56,310	793,408
Ascena Retail Group, Inc., Class B (A) (B)	205,225	802,430
Big 5 Sporting Goods Corp. (B)	53,220	819,588
Chico’s FAS, Inc.	61,650	852,003
Children’s Place, Inc. (B)	7,420	851,816
DSW, Inc., Class A	40,480	834,698
Express, Inc. (A)	100,290	865,503
Finish Line, Inc., Class A	53,300	842,673
Francesca’s Holdings Corp. (A)	49,825	786,238
Genesco, Inc. (A)	14,715	784,309
Hibbett Sports, Inc. (A)	27,505	715,130
Office Depot, Inc.	169,495	842,390
Pier 1 Imports, Inc.	116,035	782,076
Select Comfort Corp. (A)	31,895	985,555
Shoe Carnival, Inc.	32,760	831,121
Tilly’s, Inc., A Shares	94,925	907,483
Urban Outfitters, Inc. (A)	34,500	789,360
Vitamin Shoppe, Inc. (A)	40,220	776,246
Williams-Sonoma, Inc., Class A (B)	14,815	800,751
Zumiez, Inc. (A)	47,940	860,523

		18,301,224

Technology Hardware, Storage & Peripherals - 0.6%
Logitech International SA (B)	31,085	1,031,400
NCR Corp. (A)	20,410	841,913

		1,873,313

Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (A)	16,820	1,002,304
Iconix Brand Group, Inc. (A)	123,530	864,710
Movado Group, Inc.	41,450	969,930
Perry Ellis International, Inc. (A)	41,950	860,814
Ralph Lauren Corp., Class A	12,285	991,645
Vera Bradley, Inc. (A)	95,785	876,433

		5,565,836

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 2.4%
Dime Community Bancshares, Inc.	43,090	$ 838,100
First Defiance Financial Corp., Class A	13,645	731,918
Flagstar Bancorp, Inc. (A)	34,260	1,001,762
Kearny Financial Corp.	63,650	929,290
Oritani Financial Corp.	50,760	860,382
United Financial Bancorp, Inc.	51,840	895,277
Washington Federal, Inc.	28,980	976,626
Waterstone Financial, Inc.	40,090	761,710

		6,995,065

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	15,895	1,017,280
Rush Enterprises, Inc., Class A (A)	27,290	1,030,197
WESCO International, Inc. (A)	14,350	874,633

		2,922,110

Wireless Telecommunication Services - 0.6%
Spok Holdings, Inc.	45,375	814,481
Telephone & Data Systems, Inc.	35,810	983,343

		1,797,824

Total Common Stocks (Cost $278,095,741)		286,247,428

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	13,455,982	13,455,982

Total Securities Lending Collateral (Cost $13,455,982)		13,455,982

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $1,859,919 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $1,902,119.	$ 1,859,905	1,859,905

Total Repurchase Agreement (Cost $1,859,905)		1,859,905

Total Investments (Cost $293,411,628) (D)		301,563,315
Net Other Assets (Liabilities) - (3.9)%		(11,340,332)

Net Assets - 100.0%		$ 290,222,983

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$286,247,428	$—	$—	$286,247,428
Securities Lending Collateral	13,455,982	—	—	13,455,982
Repurchase Agreement	—	1,859,905	—	1,859,905

Total Investments	$299,703,410	$1,859,905	$—	$301,563,315

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,124,716. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $288,525,078. Aggregate gross unrealized appreciation and depreciation for all securities is $20,860,883 and $7,822,646, respectively. Net unrealized appreciation for tax purposes is $13,038,237.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 0.7%
Mercury Systems, Inc. (A)	29,005	$ 1,084,207

Auto Components - 4.0%
Dorman Products, Inc. (A)	48,420	4,026,123
LCI Industries	20,560	2,079,644

		6,105,767

Banks - 10.4%
Banc of California, Inc.	136,645	2,965,197
CenterState Banks, Inc.	77,320	1,950,784
LegacyTexas Financial Group, Inc.	71,960	2,720,808
Pinnacle Financial Partners, Inc.	43,970	2,814,080
South State Corp.	43,650	3,847,747
Veritex Holdings, Inc. (A)	55,310	1,490,051

		15,788,667

Biotechnology - 4.4%
Eagle Pharmaceuticals, Inc. (A) (B)	30,480	2,761,183
Repligen Corp. (A)	106,800	3,929,172

		6,690,355

Commercial Services & Supplies - 1.1%
Knoll, Inc.	73,430	1,759,383

Diversified Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc. (B)	65,420	2,943,900

Food Products - 5.5%
B&G Foods, Inc. (B)	66,695	2,801,190
Calavo Growers, Inc. (B)	51,180	3,357,408
J&J Snack Foods Corp.	16,665	2,242,776

		8,401,374

Health Care Equipment & Supplies - 3.2%
Cantel Medical Corp.	30,020	2,233,788
Neogen Corp. (A)	42,590	2,654,635

		4,888,423

Health Care Technology - 4.6%
Cotiviti Holdings, Inc. (A)	104,345	4,360,578
Medidata Solutions, Inc. (A)	40,010	2,617,854

		6,978,432

Hotels, Restaurants & Leisure - 4.5%
Bojangles’, Inc. (A)	78,730	1,728,123
Chuy’s Holdings, Inc. (A)	68,670	2,046,366
Sonic Corp. (B)	117,268	3,152,164

		6,926,653

Internet Software & Services - 3.3%
LogMeIn, Inc.	31,480	3,557,240
SPS Commerce, Inc. (A)	27,880	1,540,649

		5,097,889

IT Services - 2.6%
MAXIMUS, Inc., Class A	65,145	3,973,194

Life Sciences Tools & Services - 8.1%
Cambrex Corp. (A)	68,140	4,044,109
ICON PLC (A)	36,300	3,066,987
PRA Health Sciences, Inc. (A)	81,545	5,215,618

		12,326,714

Oil, Gas & Consumable Fuels - 4.7%
Callon Petroleum Co. (A)	192,425	2,278,312
Oasis Petroleum, Inc. (A)	239,033	2,854,054
WildHorse Resource Development Corp. (A)	189,620	2,068,754

		7,201,120

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 2.1%
Inter Parfums, Inc.	82,625	$ 3,135,619

Pharmaceuticals - 5.4%
Prestige Brands Holdings, Inc. (A)	55,065	3,161,282
Supernus Pharmaceuticals, Inc. (A)	156,665	5,107,279

		8,268,561

Professional Services - 2.9%
WageWorks, Inc. (A)	59,285	4,375,233

Road & Rail - 3.7%
Knight Transportation, Inc.	56,400	1,934,520
Saia, Inc. (A)	76,675	3,691,901

		5,626,421

Semiconductors & Semiconductor Equipment - 5.8%
CEVA, Inc. (A)	70,357	2,532,852
Inphi Corp. (A) (B)	47,345	1,961,030
MaxLinear, Inc., Class A (A)	94,140	2,619,916
Silicon Laboratories, Inc. (A)	24,080	1,713,292

		8,827,090

Software - 9.7%
BroadSoft, Inc. (A)	76,245	2,927,808
Ellie Mae, Inc. (A)	36,370	3,701,011
Pegasystems, Inc.	108,900	4,960,395
Qualys, Inc. (A)	81,920	3,145,728

		14,734,942

Specialty Retail - 1.8%
Monro Muffler Brake, Inc.	52,130	2,702,940

Textiles, Apparel & Luxury Goods - 3.3%
G-III Apparel Group, Ltd. (A) (B)	31,860	755,082
Steven Madden, Ltd., Class B (A)	112,205	4,269,400

		5,024,482

Trading Companies & Distributors - 2.0%
SiteOne Landscape Supply, Inc. (A)	62,780	3,001,512

Total Common Stocks (Cost $122,405,700)		145,862,878

SECURITIES LENDING COLLATERAL - 9.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	14,977,378	14,977,378

Total Securities Lending Collateral (Cost $14,977,378)		14,977,378

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $7,095,873 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $7,241,176.	$ 7,095,820	7,095,820

Total Repurchase Agreement (Cost $7,095,820)		7,095,820

Total Investments (Cost $144,478,898) (D)		167,936,076
Net Other Assets (Liabilities) - (10.2)%		(15,609,350)

Net Assets - 100.0%		$ 152,326,726

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$145,862,878	$—	$—	$145,862,878
Securities Lending Collateral	14,977,378	—	—	14,977,378
Repurchase Agreement	—	7,095,820	—	7,095,820

Total Investments	$160,840,256	$7,095,820	$—	$167,936,076

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,654,952. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $136,638,975. Aggregate gross unrealized appreciation and depreciation for all securities is $32,528,541 and $1,231,440, respectively. Net unrealized appreciation for tax purposes is $31,297,101.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Airlines - 1.3%
Hawaiian Holdings, Inc. (A)	77,520	$ 4,209,336

Auto Components - 2.9%
Fox Factory Holding Corp. (A)	172,730	5,190,537
Tenneco, Inc.	71,710	4,519,881

		9,710,418

Banks - 17.0%
Associated Banc-Corp.	222,950	5,551,455
Banc of California, Inc. (B)	134,740	2,923,858
Berkshire Hills Bancorp, Inc.	129,460	4,854,750
Cathay General Bancorp	133,485	5,079,104
Customers Bancorp, Inc. (A)	175,175	5,418,163
Enterprise Financial Services Corp.	72,020	3,042,845
FB Financial Corp. (A) (B)	83,684	3,032,708
First Citizens BancShares, Inc., Class A	13,770	4,792,786
First Merchants Corp.	82,340	3,407,229
Hanmi Financial Corp., Class B	121,215	3,521,296
Popular, Inc.	126,110	5,285,270
TriCo Bancshares	93,980	3,332,531
Valley National Bancorp	505,750	5,947,620

		56,189,615

Biotechnology - 1.1%
Retrophin, Inc. (A)	177,735	3,481,829

Capital Markets - 5.6%
Donnelley Financial Solutions, Inc. (A)	233,710	5,193,036
Evercore Partners, Inc., Class A	74,115	5,465,981
Piper Jaffray Cos.	61,240	3,833,624
Stifel Financial Corp. (A)	85,900	4,197,933

		18,690,574

Chemicals - 0.8%
Rayonier Advanced Materials, Inc. (B)	201,875	2,674,844

Commercial Services & Supplies - 1.6%
ACCO Brands Corp. (A)	370,300	5,276,775

Construction & Engineering - 2.6%
EMCOR Group, Inc.	56,115	3,689,000
Tutor Perini Corp. (A)	155,830	4,807,355

		8,496,355

Construction Materials - 0.9%
US Concrete, Inc. (A) (B)	50,380	3,123,560

Electric Utilities - 2.6%
Portland General Electric Co.	77,980	3,535,613
Spark Energy, Inc., Class A (B)	141,380	5,075,542

		8,611,155

Electronic Equipment, Instruments & Components - 6.5%
ePlus, Inc. (A)	93,456	6,658,740
Orbotech, Ltd. (A)	130,770	4,306,256
Sanmina Corp. (A)	136,150	5,071,588
Vishay Intertechnology, Inc.	346,215	5,660,615

		21,697,199

Energy Equipment & Services - 1.9%
McDermott International, Inc. (A)	454,900	2,975,046
Unit Corp. (A)	148,190	3,184,603

		6,159,649

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 9.8%
CareTrust REIT, Inc.	363,695	$ 6,190,089
Corporate Office Properties Trust	157,220	5,147,383
DuPont Fabros Technology, Inc.	110,210	5,681,325
Lexington Realty Trust	378,150	3,845,786
Summit Hotel Properties, Inc.	375,210	6,202,221
Xenia Hotels & Resorts, Inc.	313,295	5,470,131

		32,536,935

Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	48,805	4,087,907

Health Care Equipment & Supplies - 0.3%
Lantheus Holdings, Inc. (A)	85,909	1,116,817

Health Care Providers & Services - 1.6%
HealthSouth Corp.	111,160	5,213,404

Hotels, Restaurants & Leisure - 1.4%
Bloomin’ Brands, Inc.	209,220	4,537,982

Household Durables - 1.1%
LGI Homes, Inc. (A) (B)	117,740	3,747,664

Household Products - 1.6%
Central Garden & Pet Co., Class A (A)	152,464	5,371,307

Insurance - 3.2%
CNO Financial Group, Inc.	241,210	5,082,295
Selective Insurance Group, Inc.	102,990	5,437,872

		10,520,167

IT Services - 1.7%
CoreLogic, Inc. (A)	128,500	5,492,090

Leisure Products - 1.4%
Nautilus, Inc., Class A (A)	263,164	4,789,585

Machinery - 5.9%
Greenbrier Cos., Inc. (B)	118,545	5,150,780
Harsco Corp. (A)	290,660	3,793,113
Timken Co.	113,725	5,487,231
Wabash National Corp. (B)	225,430	5,135,296

		19,566,420

Media - 1.1%
AMC Entertainment Holdings, Inc., Class A	120,270	3,644,181

Metals & Mining - 0.9%
AK Steel Holding Corp. (A) (B)	456,340	2,893,195

Multi-Utilities - 1.5%
Black Hills Corp. (B)	75,490	5,134,830

Multiline Retail - 1.4%
Big Lots, Inc.	92,275	4,658,965

Oil, Gas & Consumable Fuels - 0.8%
Sanchez Energy Corp. (A) (B)	334,870	2,591,894

Paper & Forest Products - 1.5%
Louisiana-Pacific Corp. (A)	186,880	4,810,291

Pharmaceuticals - 1.3%
Prestige Brands Holdings, Inc. (A)	77,165	4,430,042

Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (A)	299,200	3,524,576
Cirrus Logic, Inc. (A)	68,630	4,416,340
Rudolph Technologies, Inc. (A)	141,097	3,456,877

		11,397,793

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.4%
J. Jill, Inc. (A)	344,070	$ 4,541,724

Thrifts & Mortgage Finance - 6.4%
Dime Community Bancshares, Inc.	195,220	3,797,029
First Defiance Financial Corp., Class A	68,459	3,672,141
HomeStreet, Inc. (A)	159,790	4,154,540
MGIC Investment Corp. (A)	312,640	3,295,226
Washington Federal, Inc.	183,185	6,173,334

		21,092,270

Trading Companies & Distributors - 3.6%
MRC Global, Inc. (A)	238,825	4,353,780
Rush Enterprises, Inc., Class A (A)	90,840	3,429,210
Triton International, Ltd.	133,070	4,073,272

		11,856,262

Total Common Stocks (Cost $278,910,376)		322,353,034

MASTER LIMITED PARTNERSHIPS - 1.9%
Energy Equipment & Services - 0.9%
Archrock Partners, LP	188,580	3,083,283

Oil, Gas & Consumable Fuels - 1.0%
Tallgrass Energy Partners, LP	62,460	3,204,198

Total Master Limited Partnerships (Cost $5,417,608)		6,287,481

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	27,618,661	$ 27,618,661

Total Securities Lending Collateral (Cost $27,618,661)		27,618,661

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $3,316,363 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $3,385,623.	$ 3,316,338	3,316,338

Total Repurchase Agreement (Cost $3,316,338)		3,316,338

Total Investments (Cost $315,262,983) (D)		359,575,514
Net Other Assets (Liabilities) - (8.5)%		(28,157,498)

Net Assets - 100.0%		$ 331,418,016

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$322,353,034	$—	$—	$322,353,034
Master Limited Partnerships	6,287,481	—	—	6,287,481
Securities Lending Collateral	27,618,661	—	—	27,618,661
Repurchase Agreement	—	3,316,338	—	3,316,338

Total Investments	$356,259,176	$3,316,338	$—	$359,575,514

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,948,400. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $309,953,822. Aggregate gross unrealized appreciation and depreciation for all securities is $52,805,319 and $3,183,627, respectively. Net unrealized appreciation for tax purposes is $49,621,692.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 0.7%
Aerovironment, Inc. (A) (B)	66,739	$ 1,906,733
Curtiss-Wright Corp.	17,000	1,588,820
Orbital ATK, Inc.	27,062	2,679,138

		6,174,691

Airlines - 2.5%
Alaska Air Group, Inc.	102,300	8,704,707
JetBlue Airways Corp. (A)	408,300	8,913,189
United Continental Holdings, Inc. (A)	59,500	4,177,495

		21,795,391

Auto Components - 0.7%
Dana, Inc.	3,500	67,970
Gentex Corp.	74,700	1,542,555
Stoneridge, Inc. (A)	80,000	1,568,800
Visteon Corp. (A)	27,750	2,856,863

		6,036,188

Banks - 6.5%
Berkshire Hills Bancorp, Inc.	109,531	4,107,413
CIT Group, Inc. (B)	227,200	10,521,632
First Citizens BancShares, Inc., Class A	18,813	6,548,053
First Community Bancshares, Inc.	160,340	4,242,596
First Republic Bank, Class A	24,300	2,246,778
Hanmi Financial Corp., Class B	70,500	2,048,025
Hope Bancorp, Inc.	96,882	1,773,909
Lakeland Bancorp, Inc., Class A	263,000	5,115,350
Sandy Spring Bancorp, Inc.	113,000	4,887,250
Sterling Bancorp	205,000	4,766,250
Umpqua Holdings Corp.	143,000	2,526,810
Union Bankshares Corp.	49,100	1,681,184
United Community Banks, Inc.	104,000	2,844,400
Washington Trust Bancorp, Inc.	38,571	1,897,693
Webster Financial Corp.	43,200	2,194,992

		57,402,335

Biotechnology - 0.8%
United Therapeutics Corp. (A)	52,900	6,649,530

Building Products - 2.1%
American Woodmark Corp. (A)	20,000	1,838,000
Caesarstone, Ltd. (A) (B)	143,000	5,677,100
Continental Building Products, Inc. (A)	216,000	5,259,600
Gibraltar Industries, Inc. (A)	20,000	785,000
Insteel Industries, Inc.	39,200	1,364,552
JELD-WEN Holding, Inc. (A)	60,900	2,011,527
Masonite International Corp. (A)	11,150	927,680
PGT Innovations, Inc. (A)	76,300	831,670

		18,695,129

Capital Markets - 1.7%
E*TRADE Financial Corp. (A)	152,200	5,258,510
Janus Capital Group, Inc.	94,000	1,284,040
Legg Mason, Inc.	63,600	2,377,368
Piper Jaffray Cos.	44,000	2,754,400
Stifel Financial Corp. (A)	55,500	2,712,285
Waddell & Reed Financial, Inc., Class A (B)	29,000	521,710

		14,908,313

Chemicals - 1.1%
Albemarle Corp.	28,850	3,142,054
Chase Corp.	10,200	1,045,500

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	97,400	$ 2,622,982
Trinseo SA	39,500	2,622,800

		9,433,336

Commercial Services & Supplies - 0.7%
HNI Corp.	35,800	1,674,008
Hudson Technologies, Inc. (A)	84,400	599,240
Knoll, Inc.	54,000	1,293,840
Tetra Tech, Inc.	52,300	2,298,585

		5,865,673

Communications Equipment - 1.7%
ARRIS International PLC (A)	349,464	9,082,569
Harmonic, Inc. (A) (B)	210,500	1,220,900
KVH Industries, Inc. (A)	353,200	2,825,600
NETGEAR, Inc. (A)	36,000	1,697,400

		14,826,469

Construction & Engineering - 1.4%
Comfort Systems USA, Inc., Class A	87,000	3,192,900
EMCOR Group, Inc.	56,000	3,681,440
Granite Construction, Inc.	54,000	2,846,340
KBR, Inc.	172,000	2,416,600

		12,137,280

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	42,850	2,656,700

Consumer Finance - 0.6%
Ally Financial, Inc.	271,500	5,375,700

Diversified Consumer Services - 1.2%
H&R Block, Inc.	424,600	10,525,834

Diversified Financial Services - 0.4%
Voya Financial, Inc.	105,976	3,961,383

Electric Utilities - 5.1%
Alliant Energy Corp.	162,300	6,381,636
FirstEnergy Corp.	530,900	15,895,146
PPL Corp.	376,200	14,336,982
Spark Energy, Inc., Class A (B)	3,000	107,700
Xcel Energy, Inc.	174,200	7,847,710

		44,569,174

Electrical Equipment - 0.5%
LSI Industries, Inc.	59,900	543,293
Regal Beloit Corp.	47,000	3,705,950
Revolution Lighting Technologies, Inc. (A)	54,200	479,670

		4,728,913

Electronic Equipment, Instruments & Components - 5.0%
Avnet, Inc.	236,359	9,144,730
Belden, Inc.	22,500	1,568,250
Benchmark Electronics, Inc. (A)	28,000	887,600
Coherent, Inc. (A)	33,800	7,287,280
Control4 Corp. (A)	512,500	8,661,250
Daktronics, Inc.	22,000	208,120
Methode Electronics, Inc.	28,600	1,274,130
Orbotech, Ltd. (A)	217,100	7,149,103
Universal Display Corp., Class A (B)	58,500	5,226,975
Vishay Intertechnology, Inc. (B)	175,500	2,869,425

		44,276,863

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.3%
Transocean, Ltd. (A) (B)	275,500	$ 3,038,765

Equity Real Estate Investment Trusts - 4.9%
Brandywine Realty Trust	200,500	3,402,485
Community Healthcare Trust, Inc.	147,000	3,633,840
Crown Castle International Corp.	90,800	8,589,680
DiamondRock Hospitality Co.	310,500	3,418,605
Lexington Realty Trust	228,900	2,327,913
Liberty Property Trust, Series C	63,000	2,555,910
National Retail Properties, Inc.	35,000	1,477,700
Physicians Realty Trust	181,500	3,564,660
Piedmont Office Realty Trust, Inc., Class A	59,500	1,300,075
Sabra Healthcare REIT, Inc.	36,000	978,840
Summit Hotel Properties, Inc.	306,000	5,058,180
Uniti Group, Inc.	255,978	7,029,156

		43,337,044

Food & Staples Retailing - 2.1%
Casey’s General Stores, Inc. (B)	84,400	9,458,708
Whole Foods Market, Inc.	246,400	8,961,568

		18,420,276

Food Products - 0.9%
Kellogg Co.	110,500	7,845,500

Health Care Equipment & Supplies - 1.0%
AngioDynamics, Inc. (A)	78,400	1,216,768
DENTSPLY SIRONA, Inc.	123,800	7,829,112

		9,045,880

Health Care Providers & Services - 5.8%
AmerisourceBergen Corp., Class A	99,800	8,188,590
AMN Healthcare Services, Inc. (A)	35,050	1,431,792
Cardinal Health, Inc.	147,200	10,685,248
Centene Corp. (A)	19,252	1,432,349
HealthSouth Corp.	64,500	3,025,050
Laboratory Corp. of America Holdings (A)	67,300	9,432,095
MEDNAX, Inc. (A)	193,670	11,689,921
PharMerica Corp. (A)	78,000	1,840,800
WellCare Health Plans, Inc. (A)	21,200	3,252,292

		50,978,137

Health Care Technology - 0.3%
Omnicell, Inc. (A)	54,200	2,243,880

Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	19,700	3,285,960

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	25,800	2,425,200
La-Z-Boy, Inc.	69,500	1,939,050

		4,364,250

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	27,000	3,880,710

Independent Power & Renewable Electricity Producers - 1.1%
AES Corp.	830,200	9,389,562

Insurance - 9.0%
Alleghany Corp. (A)	12,600	7,694,820
Allstate Corp.	65,500	5,324,495
Aspen Insurance Holdings, Ltd.	45,500	2,381,925
Brown & Brown, Inc.	56,300	2,415,270
Fairfax Financial Holdings, Ltd. (B)	8,600	3,925,556
FNF Group	281,200	11,515,140

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	160,300	$ 7,473,186
Markel Corp. (A)	2,800	2,714,880
Progressive Corp.	263,200	10,454,304
Selective Insurance Group, Inc.	129,350	6,829,680
United Fire Group, Inc.	121,193	5,332,492
Validus Holdings, Ltd.	43,200	2,388,096
Willis Towers Watson PLC	79,000	10,476,980

		78,926,824

Internet & Direct Marketing Retail - 1.0%
Liberty Expedia Holdings, Inc., Class A (A)	162,800	7,864,868
Nutrisystem, Inc.	20,000	1,069,000

		8,933,868

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	36,000	2,988,360

IT Services - 1.7%
Amdocs, Ltd.	41,800	2,559,832
Global Payments, Inc.	29,900	2,444,624
Leidos Holdings, Inc.	54,700	2,880,502
Sykes Enterprises, Inc. (A)	53,500	1,594,835
Western Union Co.	296,000	5,878,560

		15,358,353

Machinery - 1.7%
Actuant Corp., Class A	42,000	1,146,600
Altra Industrial Motion Corp.	63,000	2,781,450
Columbus McKinnon Corp.	31,042	811,127
Douglas Dynamics, Inc.	81,500	2,599,850
Gencor Industries, Inc. (A)	49,100	815,060
Mueller Industries, Inc.	78,500	2,515,140
Oshkosh Corp.	24,500	1,700,055
Watts Water Technologies, Inc., Class A	36,500	2,270,300

		14,639,582

Media - 5.3%
AMC Networks, Inc., Class A (A)	216,187	12,902,040
Discovery Communications, Inc., Class C (A)	225,581	6,311,757
DISH Network Corp., Class A (A)	43,700	2,816,028
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	178,073	6,764,993
Lions Gate Entertainment Corp., Class B (A)	69,719	1,662,798
Madison Square Garden Co., Class A (A)	30,464	6,146,721
News Corp., Class A	761,000	9,679,920

		46,284,257

Metals & Mining - 0.3%
Kaiser Aluminum Corp.	26,500	2,236,865

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	877,442	10,362,590

Multi-Utilities - 2.4%
CMS Energy Corp.	57,400	2,605,960
NorthWestern Corp.	90,700	5,422,046
SCANA Corp.	101,300	6,717,203
WEC Energy Group, Inc.	108,300	6,554,316

		21,299,525

Oil, Gas & Consumable Fuels - 4.7%
Alon USA Energy, Inc.	74,500	900,705
Antero Resources Corp. (A)	492,000	10,425,480
Callon Petroleum Co. (A)	174,500	2,066,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (A)	116,200	$ 1,845,256
Marathon Petroleum Corp.	102,900	5,241,726
Range Resources Corp.	305,100	8,082,099
REX American Resources Corp., Class A (A)	30,000	2,840,400
Rice Energy, Inc. (A)	242,800	5,169,212
Valero Energy Corp.	40,600	2,623,166
Western Refining, Inc.	49,500	1,707,255

		40,901,379

Paper & Forest Products - 0.6%
Domtar Corp.	96,800	3,838,120
P.H. Glatfelter Co.	64,000	1,376,640

		5,214,760

Pharmaceuticals - 0.4%
Nektar Therapeutics, Class A (A)	169,133	3,208,453

Professional Services - 0.7%
FTI Consulting, Inc. (A)	17,100	591,489
Heidrick & Struggles International, Inc.	127,300	2,736,950
On Assignment, Inc. (A)	58,000	3,002,660

		6,331,099

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	146,100	5,231,841

Road & Rail - 0.5%
AMERCO	10,900	4,081,614

Semiconductors & Semiconductor Equipment - 3.9%
Brooks Automation, Inc., Class A	131,600	3,324,216
Cohu, Inc.	164,100	3,073,593
Entegris, Inc. (A)	154,200	3,824,160
First Solar, Inc. (A) (B)	194,300	5,741,565
KLA-Tencor Corp.	44,400	4,360,968
MKS Instruments, Inc.	48,800	3,818,600
Qorvo, Inc. (A)	42,374	2,882,703
Silicon Motion Technology Corp., ADR (B)	80,500	3,908,275
Xcerra Corp. (A)	350,000	3,430,000

		34,364,080

Software - 3.0%
CA, Inc.	125,300	4,113,599
Citrix Systems, Inc. (A)	57,500	4,654,050
Dell Technologies, Inc., Class V (A)	136,500	9,160,515
Synopsys, Inc. (A)	88,400	6,515,080
TiVo Corp.	120,398	2,377,861

		26,821,105

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A (B)	103,500	1,240,965
Advance Auto Parts, Inc.	45,600	6,481,584
American Eagle Outfitters, Inc.	277,000	3,902,930
Bed Bath & Beyond, Inc.	186,800	7,238,500
Express, Inc. (A)	93,000	802,590
Foot Locker, Inc.	23,150	1,790,421
RH (A) (B)	12,100	580,437
Williams-Sonoma, Inc., Class A (B)	29,500	1,594,475

		23,631,902

Technology Hardware, Storage & Peripherals - 1.7%
NetApp, Inc.	197,600	7,874,360
Western Digital Corp.	79,700	7,098,879

		14,973,239

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc. (A) (B)	222,807	$ 3,843,421
Michael Kors Holdings, Ltd. (A)	241,900	9,030,127
Steven Madden, Ltd., Class B (A)	55,350	2,106,067

		14,979,615

Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	135,000	2,625,750
Oritani Financial Corp.	58,500	991,575
Provident Financial Services, Inc.	115,000	2,954,350
TrustCo Bank Corp.	165,600	1,316,520
United Financial Bancorp, Inc.	237,058	4,093,992
Washington Federal, Inc.	145,500	4,903,350

		16,885,537

Trading Companies & Distributors - 0.6%
AerCap Holdings NV (A)	119,700	5,507,397

Total Common Stocks (Cost $701,125,552)		849,011,111

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	55,331,977	55,331,977

Total Securities Lending Collateral (Cost $55,331,977)		55,331,977

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $4,209,961 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $4,297,379.	$ 4,209,929	4,209,929

Total Repurchase Agreement (Cost $4,209,929)		4,209,929

Total Investments (Cost $760,667,458) (D)		908,553,017
Net Other Assets (Liabilities) - (3.4)%		(29,646,240)

Net Assets - 100.0%		$ 878,906,777

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$849,011,111	$—	$—	$849,011,111
Securities Lending Collateral	55,331,977	—	—	55,331,977
Repurchase Agreement	—	4,209,929	—	4,209,929

Total Investments	$904,343,088	$4,209,929	$—	$908,553,017

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $54,062,765. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $760,667,458. Aggregate gross unrealized appreciation and depreciation for all securities is $172,601,261 and $24,715,702, respectively. Net unrealized appreciation for tax purposes is $147,885,559.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 53.3%
Aerospace & Defense - 0.9%
BAE Systems PLC	150,000	$ 1,218,135

Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	4,900	526,554

Airlines - 1.2%
Japan Airlines Co., Ltd.	52,566	1,659,855

Automobiles - 0.7%
Daimler AG	7,500	558,811
Ford Motor Co.	37,000	424,390

		983,201

Banks - 1.7%
JPMorgan Chase & Co.	21,750	1,892,250
US Bancorp	10,425	534,594

		2,426,844

Beverages - 0.0% (A)
Thai Beverage PCL	3	2

Biotechnology - 2.7%
AbbVie, Inc., Class G	45,000	2,967,300
Gilead Sciences, Inc.	12,000	822,600

		3,789,900

Capital Markets - 0.7%
CME Group, Inc., Class A	8,000	929,520

Chemicals - 2.2%
Dow Chemical Co.	22,840	1,434,352
LyondellBasell Industries NV, Class A	20,000	1,695,200

		3,129,552

Communications Equipment - 2.1%
Cisco Systems, Inc.	88,615	3,019,113

Containers & Packaging - 0.5%
International Paper Co.	12,000	647,640

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	7,775	308,123
BCE, Inc.	20,000	910,589
HKT Trust & HKT, Ltd.	1,417,540	1,811,483
Verizon Communications, Inc.	18,625	855,074

		3,885,269

Equity Real Estate Investment Trusts - 3.1%
Ascendas Real Estate Investment Trust	1,063,623	1,948,878
Lamar Advertising Co., Class A	7,800	562,146
STORE Capital Corp.	74,108	1,777,851

		4,288,875

Food & Staples Retailing - 2.2%
Wal-Mart de Mexico SAB de CV	1,372,330	3,090,891

Food Products - 2.5%
Austevoll Seafood ASA	125,000	1,004,542
Marine Harvest ASA (B)	150,000	2,494,759

		3,499,301

Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp.	54,020	3,186,640

Household Products - 0.8%
Procter & Gamble Co.	4,325	377,702
Spectrum Brands Holdings, Inc., Class A (B)	4,926	708,014

		1,085,716

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.7%
MetLife, Inc.	23,275	$ 1,205,878
Prudential Financial, Inc.	11,800	1,262,954
Swiss Re AG	15,000	1,305,527

		3,774,359

Internet Software & Services - 1.3%
Alphabet, Inc., Class C (C)	2,100	1,902,516

IT Services - 0.8%
Paychex, Inc.	20,000	1,185,600

Media - 1.2%
Regal Entertainment Group, Class A (B)	75,000	1,655,250

Mortgage Real Estate Investment Trusts - 5.4%
Blackstone Mortgage Trust, Inc., Class A	120,208	3,712,023
Starwood Property Trust, Inc.	171,077	3,881,737

		7,593,760

Multiline Retail - 0.5%
Target Corp.	12,700	709,295

Oil, Gas & Consumable Fuels - 0.9%
Exxon Mobil Corp.	2,500	204,125
Occidental Petroleum Corp.	2,750	169,235
Royal Dutch Shell PLC, Class B, ADR	6,075	328,779
Valero Energy Corp.	8,575	554,031

		1,256,170

Pharmaceuticals - 2.9%
GlaxoSmithKline PLC	75,000	1,505,669
Johnson & Johnson	9,000	1,111,230
Novartis AG, ADR	9,475	729,859
Pfizer, Inc.	21,000	712,320

		4,059,078

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	69,370	2,507,726
QUALCOMM, Inc.	9,750	523,965

		3,031,691

Software - 2.6%
Microsoft Corp.	53,470	3,660,556

Specialty Retail - 1.1%
Foot Locker, Inc.	10,050	777,267
Home Depot, Inc.	4,750	741,475

		1,518,742

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	21,500	3,088,475

Transportation Infrastructure - 2.7%
Macquarie Infrastructure Corp.	46,730	3,802,420

Total Common Stocks (Cost $67,032,601)		74,604,920

PREFERRED STOCKS - 5.6%
Banks - 1.9%
Bank of America Corp. Series W, 6.63%	33,000	890,340
Citigroup, Inc. Series J, 7.13% (B) (D)	12,000	351,720
Wells Fargo & Co. 6.63% (D)	50,000	1,494,500

		2,736,560

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets - 0.5%
Morgan Stanley Series G, 6.63%	25,000	$ 672,750

Equity Real Estate Investment Trusts - 1.0%
Colony NorthStar, Inc.
Series E, 8.75%	10,350	275,103
Series G, 7.50%	8,250	209,880
Corporate Office Properties Trust Series L, 7.38%	15,250	385,672
DuPont Fabros Technology, Inc. Series C, 6.63% (B)	10,000	274,000
Taubman Centers, Inc. Series J, 6.50% (B)	8,650	217,894

		1,362,549

Insurance - 1.9%
Allstate Corp. Series C, 6.75%	25,000	682,500
Kemper Corp. 7.38% (B)	39,484	1,054,223
Maiden Holdings North America, Ltd. 7.75%	15,600	411,060
Maiden Holdings, Ltd. Series A, 8.25%	1,400	35,910
Torchmark Corp. 6.13%	20,000	530,400

		2,714,093

Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp. Series B, 7.75%	15,000	386,850

Total Preferred Stocks (Cost $7,532,478)		7,872,802

MASTER LIMITED PARTNERSHIPS - 4.4%
Capital Markets - 1.0%
AllianceBernstein Holding, LP	58,867	1,348,055

Electric Utilities - 1.1%
Brookfield Infrastructure Partners, LP	40,000	1,574,800

Oil, Gas & Consumable Fuels - 2.3%
Enterprise Products Partners, LP	25,260	690,103
Spectra Energy Partners, LP	35,000	1,580,250
TC PipeLines, LP	15,000	907,950

		3,178,303

Total Master Limited Partnerships (Cost $5,128,719)		6,101,158

	Principal	Value
CORPORATE DEBT SECURITIES - 35.6%
Aerospace & Defense - 0.3%
Triumph Group, Inc. 5.25%, 06/01/2022	$ 500,000	487,500

Auto Components - 1.0%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,000,000	1,030,000
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	89,072
8.00%, 12/15/2019	300,000	334,500

		1,453,572

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 0.4%
Wells Fargo & Co. 7.98% (D), 03/15/2018 (E)	$ 500,000	$ 523,125

Building Products - 1.1%
BMC East LLC 5.50%, 10/01/2024 (F)	1,500,000	1,561,875

Capital Markets - 0.7%
BCD Acquisition, Inc. 9.63%, 09/15/2023 (F)	955,000	1,029,013

Chemicals - 0.6%
Blue Cube Spinco, Inc. 9.75%, 10/15/2023	500,000	605,000
GCP Applied Technologies, Inc. 9.50%, 02/01/2023 (F)	250,000	285,000

		890,000

Commercial Services & Supplies - 2.5%
ADT Corp. 6.25%, 10/15/2021	300,000	329,079
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023 (B)	1,500,000	1,477,500
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 05/15/2023 (F)	1,500,000	1,638,750

		3,445,329

Construction & Engineering - 0.8%
Tutor Perini Corp. 6.88%, 05/01/2025 (F)	1,000,000	1,050,000

Consumer Finance - 2.4%
Ally Financial, Inc. 8.00%, 03/15/2020	1,725,000	1,947,094
Navient Corp.
6.50%, 06/15/2022	1,000,000	1,033,750
7.25%, 01/25/2022, MTN	400,000	426,000

		3,406,844

Diversified Financial Services - 1.8%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	1,965,000	2,033,775
6.25%, 02/01/2022 (F)	500,000	520,000

		2,553,775

Diversified Telecommunication Services - 2.2%
CenturyLink, Inc. 7.50%, 04/01/2024 (B)	2,250,000	2,444,647
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	500,000	564,575

		3,009,222

Electronic Equipment, Instruments & Components - 0.2%
Zebra Technologies Corp. 7.25%, 10/15/2022	250,000	270,313

Energy Equipment & Services - 1.1%
Enviva Partners, LP / Enviva Partners Finance Corp. 8.50%, 11/01/2021 (F)	1,500,000	1,590,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 2.7%
Equinix, Inc. 5.75%, 01/01/2025	$ 1,500,000	$ 1,605,000
MGM Growth Properties Operating Partnership, LP / MGP Finance Co- Issuer, Inc. 5.63%, 05/01/2024	1,000,000	1,078,750
Uniti Group, Inc. / CSL Capital LLC 6.00%, 04/15/2023 (F)	1,000,000	1,040,630

		3,724,380

Gas Utilities - 1.1%
AmeriGas Partners, LP / AmeriGas Finance Corp. 5.50%, 05/20/2025	1,500,000	1,515,000

Health Care Providers & Services - 0.7%
MEDNAX, Inc. 5.25%, 12/01/2023 (F)	500,000	511,250
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (F)	500,000	531,937

		1,043,187

Hotels, Restaurants & Leisure - 0.5%
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (F)	750,000	758,123

Household Durables - 1.0%
Meritage Homes Corp. 7.15%, 04/15/2020	1,225,000	1,347,500

Household Products - 0.8%
Central Garden & Pet Co. 6.13%, 11/15/2023	1,000,000	1,067,500

Insurance - 0.2%
Prudential Financial, Inc. 8.88% (D), 06/15/2068	300,000	320,142

Metals & Mining - 0.7%
Ferroglobe PLC / Globe Specialty Metals, Inc. 9.38%, 03/01/2022 (F)	1,000,000	1,047,500

Mortgage Real Estate Investment Trusts - 1.1%
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (F)	1,500,000	1,563,750

Multiline Retail - 0.3%
Dillard’s, Inc. 7.88%, 01/01/2023	350,000	409,446

Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. 5.00%, 03/01/2025 (B) (F)	1,500,000	1,481,250
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.00%, 08/01/2024 (F)	300,000	317,250
HollyFrontier Corp. 5.88%, 04/01/2026	1,850,000	1,972,540
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/2023 (B)	500,000	507,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	$ 2,140,000	$ 2,295,150
6.38%, 05/01/2024	450,000	491,625
Valero Energy Corp. 8.75%, 06/15/2030	300,000	401,926

		7,467,241

Professional Services - 0.4%
AMN Healthcare, Inc. 5.13%, 10/01/2024 (F)	500,000	505,000

Road & Rail - 0.7%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 03/15/2022 (F)	1,000,000	990,000

Semiconductors & Semiconductor Equipment - 0.3%
Microsemi Corp. 9.13%, 04/15/2023 (F)	324,000	372,600

Specialty Retail - 1.1%
Foot Locker, Inc. 8.50%, 01/15/2022	500,000	587,800
L Brands, Inc. 6.95%, 03/01/2033	400,000	382,000
Rent-A-Center, Inc. 6.63%, 11/15/2020 (B)	542,000	499,995

		1,469,795

Technology Hardware, Storage & Peripherals - 3.0%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (F)	1,500,000	1,882,416
Diebold Nixdorf, Inc. 8.50%, 04/15/2024	500,000	557,500
Western Digital Corp. 10.50%, 04/01/2024	1,500,000	1,766,250

		4,206,166

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 7.75%, 11/15/2023	100,000	117,000

Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. 7.00%, 03/15/2021	500,000	557,500

Trading Companies & Distributors - 0.1%
United Rentals North America, Inc. 7.63%, 04/15/2022	108,000	112,725

Total Corporate Debt Securities (Cost $48,253,317)		49,865,123

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (G)	10,349,816	10,349,816

Total Securities Lending Collateral (Cost $10,349,816)		10,349,816

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.09% (G), dated 04/28/2017, to be repurchased at $317,760 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.13%, due 03/31/2020, and with a value of $327,397.

	$ 317,758	$ 317,758

Total Repurchase Agreement (Cost $317,758)		317,758

Total Investments (Cost $138,614,689) (H)		149,111,577
Net Other Assets (Liabilities) - (6.5)%		(9,094,890)

Net Assets - 100.0%		$ 140,016,687

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$61,097,259	$13,507,661	$—	$74,604,920
Preferred Stocks	7,872,802	—	—	7,872,802
Master Limited Partnerships	6,101,158	—	—	6,101,158
Corporate Debt Securities	—	49,865,123	—	49,865,123
Securities Lending Collateral	10,349,816	—	—	10,349,816
Repurchase Agreement	—	317,758	—	317,758

Total Investments	$85,421,035	$63,690,542	$—	$149,111,577

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,046,739. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $18,676,344, representing 13.3% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at April 30, 2017.
(H)	Aggregate cost for federal income tax purposes is $138,614,689. Aggregate gross unrealized appreciation and depreciation for all securities is $12,111,871 and $1,614,983, respectively. Net unrealized appreciation for tax purposes is $10,496,888.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 23.6%
Allegro CLO II, Ltd. Series 2014-1A, Class E, 7.91% (A), 01/21/2027 (B) (C)	$ 1,500,000	$ 1,464,938
Allegro CLO III, Ltd. Series 2015-1A, Class F, 6.96% (A), 07/25/2027 (B) (C)	2,000,000	1,703,412
Allegro CLO, Ltd. Series 2013-1A, Class D, 5.92%, 01/30/2026 (C)	2,000,000	1,909,002
Ally Auto Receivables Trust Series 2015-2, Class A3, 1.49%, 11/15/2019	1,756,665	1,756,955
American Express Credit Account Master Trust
Series 2014-1, Class A,
1.36% (A), 12/15/2021	1,860,000	1,869,824
Series 2017-1, Class A,
1.93%, 09/15/2022	2,000,000	2,006,441
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class D,
3.00%, 07/08/2019	1,800,000	1,814,792
Series 2016-3, Class A3,
1.46%, 05/10/2021	1,000,000	996,991
Series 2016-4, Class A3,
1.53%, 07/08/2021	2,039,000	2,031,773
Atrium XI Series 11A, Class E, 6.25% (A), 10/23/2025 (B) (C)	2,000,000	1,970,044
Avery Point VII CLO, Ltd. Series 2015-7A, Class F, 9.16% (A), 01/15/2028 (B) (C)	1,700,000	1,675,423
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A, 1.92%, 09/20/2019 (B)	1,950,000	1,948,122
BA Credit Card Trust Series 2015-A2, Class A, 1.36%, 09/15/2020	1,500,000	1,498,841
BlueMountain CLO, Ltd. Series 2015-3A, Class E, 7.96% (A), 10/20/2027 (B) (C)	2,000,000	1,884,734
BMW Vehicle Lease Trust Series 2017-1, Class A3, 1.98%, 05/20/2020	300,000	300,614
Capital Auto Receivables Asset Trust Series 2016-3, Class A3, 1.54%, 08/20/2020	2,000,000	1,996,509
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4,
1.33%, 06/15/2022	960,000	951,596
Series 2017-A1, Class A1,
2.00%, 01/17/2023	1,400,000	1,406,947
CarMax Auto Owner Trust
Series 2016-3, Class A4,
1.60%, 01/18/2022	270,000	267,015
Series 2016-4, Class A4,
1.60%, 06/15/2022	1,724,000	1,701,672

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	$ 1,626,000	$ 1,616,301
Series 2016-A5, Class A5,
1.27%, 07/15/2021	2,000,000	1,982,317
CitiBank Credit Card Issuance Trust
Series 2014-A1, Class A1,
2.88%, 01/23/2023	1,362,000	1,403,854
Series 2014-A6, Class A6,
2.15%, 07/15/2021	1,755,000	1,771,191
Series 2017-A3, Class A3,
1.92%, 04/07/2022	862,000	864,731
Discover Card Execution Note Trust
Series 2015-A3, Class A,
1.45%, 03/15/2021	2,000,000	1,997,680
Series 2015-A4, Class A4,
2.19%, 04/17/2023	2,000,000	2,016,599
Ford Credit Auto Owner Trust
Series 2015-2, Class A,
2.44%, 01/15/2027 (B)	990,000	1,001,913
Series 2016-A, Class A4,
1.60%, 06/15/2021	1,000,000	997,912
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4,
1.56%, 10/18/2021	2,000,000	1,998,493
Series 2016-2, Class A4,
1.62%, 08/15/2022	880,000	878,103
Hyundai Auto Lease Securitization Trust Series 2016-C, Class A4, 1.65%, 07/15/2020 (B)	2,000,000	1,994,570
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4, 1.46%, 12/15/2022	2,000,000	1,977,077
Santander Drive Auto Receivables Trust Series 2014-5, Class C, 2.46%, 06/15/2020	500,000	502,964
Synchrony Credit Card Master Note Trust
Series 2012-6, Class A,
1.36%, 08/17/2020	2,000,000	2,000,372
Series 2016-1, Class A,
2.04%, 03/15/2022	1,250,000	1,256,192
Series 2016-2, Class A,
2.21%, 05/15/2024	1,223,000	1,224,638
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4, 1.47%, 09/15/2021	2,000,000	1,990,473
Verizon Owner Trust Series 2016-1A, Class A, 1.42%, 01/20/2021 (B)	1,860,000	1,851,070

Total Asset-Backed Securities (Cost $60,112,199)		60,482,095

CORPORATE DEBT SECURITIES - 31.0%
Aerospace & Defense - 0.3%
General Dynamics Corp. 1.88%, 08/15/2023	300,000	288,321
Lockheed Martin Corp. 1.85%, 11/23/2018	600,000	601,590

		889,911

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
Hyundai Capital America 2.40%, 10/30/2018 (B)	$ 239,000	$ 239,988

Banks - 13.2%
American Express Bank FSB 1.29% (A), 06/12/2017	1,000,000	1,000,217
Australia & New Zealand Banking Group, Ltd. 6.75% (A), 06/15/2026 (B) (D)	563,000	624,436
Bank of America Corp.
2.32% (A), 01/20/2023, MTN	2,000,000	2,025,144
2.63%, 04/19/2021, MTN	400,000	400,409
4.24% (A), 04/24/2038	200,000	200,450
6.11%, 01/29/2037	207,000	242,426
Barclays PLC
4.95%, 01/10/2047	200,000	205,442
8.25% (A), 12/15/2018 (D)	1,000,000	1,063,750
BNP Paribas SA
3.80%, 01/10/2024 (B)	400,000	405,190
6.75% (A), 03/14/2022 (B) (D) (E)	305,000	319,106
7.63% (A), 03/30/2021 (B) (D)	1,775,000	1,928,182
Capital One NA / McLean 2.32% (A), 01/30/2023	1,454,000	1,461,930
Citigroup, Inc.
2.18% (A), 12/08/2021	1,000,000	1,008,565
2.48% (A), 09/01/2023	1,000,000	1,024,246
4.40%, 06/10/2025	148,000	152,270
Citizens Bank NA 2.25%, 03/02/2020	300,000	300,266
Credit Agricole SA 8.13% (A), 12/23/2025 (B) (D)	1,553,000	1,713,922
Fifth Third Bancorp 2.88%, 07/27/2020	298,000	303,284
First Horizon National Corp. 3.50%, 12/15/2020	232,000	237,993
HSBC Holdings PLC 6.88% (A), 06/01/2021 (D)	800,000	866,400
ING Groep NV
3.15%, 03/29/2022	300,000	304,546
6.50% (A), 04/16/2025 (D)	500,000	513,125
Intesa Sanpaolo SpA 7.70% (A), 09/17/2025 (B) (D) (E)	1,626,000	1,603,642
JPMorgan Chase & Co.
1.66% (A), 03/09/2021	3,000,000	2,990,232
2.55%, 10/29/2020	299,000	301,411
Lloyds Banking Group PLC 7.50% (A), 06/27/2024 (D) (E)	1,300,000	1,400,750
Macquarie Bank, Ltd. 6.13% (A), 03/08/2027 (B) (D)	1,290,000	1,313,220
Regions Financial Corp. 7.38%, 12/10/2037	309,000	394,759
Royal Bank of Scotland Group PLC 8.63% (A), 08/15/2021 (D)	557,000	601,282
Royal Bank of Scotland NV 4.65%, 06/04/2018	483,000	494,027
Societe Generale SA
7.88% (A), 12/18/2023 (B) (D)	1,000,000	1,060,000
8.00% (A), 09/29/2025 (B) (D)	506,000	544,583
Standard Chartered PLC
2.18% (A), 08/19/2019 (B)	115,000	115,945
7.50% (A), 04/02/2022 (B) (D) (E)	1,488,000	1,587,324

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Svenska Handelsbanken AB 1.64% (A), 06/17/2019	$ 1,250,000	$ 1,254,432
US Bank NA 1.45%, 01/29/2018, MTN	250,000	250,055
Wells Fargo & Co. 2.26% (A), 01/24/2023	2,000,000	2,021,000
Wells Fargo Bank NA 1.65% (A), 05/24/2019	1,250,000	1,259,629
Westpac Banking Corp. 4.32% (A), 11/23/2031, MTN	160,000	164,162

		33,657,752

Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	400,000	400,837
2.43% (A), 02/01/2021	3,000,000	3,093,540
Coca-Cola Co. 0.88%, 10/27/2017	299,000	298,561
Heineken NV
3.50%, 01/29/2028 (B)	500,000	505,430
4.35%, 03/29/2047 (B)	300,000	305,454
PepsiCo, Inc. 2.38%, 10/06/2026	250,000	238,319

		4,842,141

Biotechnology - 0.1%
Celgene Corp. 2.13%, 08/15/2018	331,000	332,321

Building Products - 0.1%
Lennox International, Inc. 3.00%, 11/15/2023	283,000	281,935

Capital Markets - 4.0%
Credit Suisse Group AG 7.50% (A), 12/11/2023 (B) (D)	1,700,000	1,885,368
Credit Suisse Group Funding Guernsey, Ltd. 3.45% (A), 04/16/2021	500,000	525,325
Goldman Sachs Group, Inc.
2.20% (A), 04/25/2019	250,000	252,846
2.31% (A), 04/23/2020	2,000,000	2,029,216
2.37% (A), 04/30/2018	1,000,000	1,008,602
5.25%, 07/27/2021	267,000	293,709
Moody’s Corp. 1.41% (A), 09/04/2018	1,220,000	1,222,352
Morgan Stanley
1.84% (A), 02/14/2020	470,000	471,280
2.44% (A), 04/25/2018, MTN	1,000,000	1,010,446
5.00%, 11/24/2025	189,000	205,179
UBS AG 7.63%, 08/17/2022	800,000	934,000
UBS Group Funding Jersey, Ltd. 3.00%, 04/15/2021 (B)	500,000	503,419

		10,341,742

Chemicals - 0.3%
Air Liquide Finance SA 1.75%, 09/27/2021 (B)	330,000	321,016
Airgas, Inc. 3.05%, 08/01/2020	106,000	108,872

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Praxair, Inc. 2.25%, 09/24/2020	$ 299,000	$ 301,629

		731,517

Communications Equipment - 0.2%
Harris Corp.
2.70%, 04/27/2020	383,000	387,358
4.85%, 04/27/2035	140,000	151,305

		538,663

Construction Materials - 0.1%
Vulcan Materials Co. 3.90%, 04/01/2027	195,000	196,860

Consumer Finance - 2.5%
BMW US Capital LLC 1.50%, 04/11/2019 (B)	240,000	238,834
Daimler Finance North America LLC
1.50% (A), 05/18/2018 (B)	500,000	501,414
1.79% (A), 10/30/2019 (B)	2,500,000	2,513,050
2.00%, 07/06/2021 (B)	225,000	220,523
Ford Motor Credit Co. LLC
1.86% (A), 08/12/2019	200,000	200,798
1.96% (A), 11/04/2019	1,000,000	1,007,594
Harley-Davidson Financial Services, Inc. 1.46% (A), 03/08/2019 (B)	1,200,000	1,201,912
Synchrony Financial 2.60%, 01/15/2019	500,000	503,693

		6,387,818

Containers & Packaging - 0.0% (F)
Amcor Finance USA, Inc. 3.63%, 04/28/2026 (B)	110,000	109,929

Diversified Financial Services - 0.2%
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	77,000	77,472
2.40%, 04/25/2022 (E)	215,000	214,721
4.75% (A), 04/30/2043	300,000	306,359

		598,552

Diversified Telecommunication Services - 1.4%
AT&T, Inc. 5.80%, 02/15/2019	362,000	385,561
Verizon Communications, Inc.
1.92% (A), 06/17/2019	3,000,000	3,023,940
5.25%, 03/16/2037	203,000	210,314

		3,619,815

Electric Utilities - 0.3%
Exelon Corp. 2.85%, 06/15/2020	594,000	604,409
Southern Power Co. 1.85%, 12/01/2017	239,000	239,263

		843,672

Equity Real Estate Investment Trusts - 0.2%
American Tower Corp. 2.25%, 01/15/2022	500,000	485,279

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc. 2.60%, 06/01/2021	470,000	472,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.0% (F)
Smithfield Foods, Inc. 4.25%, 02/01/2027 (B)	$ 50,000	$ 51,059

Health Care Equipment & Supplies - 0.1%
Danaher Corp. 1.65%, 09/15/2018	137,000	137,254

Household Durables - 0.2%
Newell Brands, Inc. 3.85%, 04/01/2023	380,000	396,795

Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.80%, 12/15/2021	230,000	231,253

Insurance - 0.4%
American International Group, Inc. 3.30%, 03/01/2021	510,000	522,631
Pricoa Global Funding I 1.35%, 08/18/2017 (B)	175,000	174,923
XLIT, Ltd. 4.45%, 03/31/2025	238,000	244,497

		942,051

IT Services - 0.5%
Total System Services, Inc. 3.80%, 04/01/2021	160,000	166,605
Visa, Inc. 1.20%, 12/14/2017	1,000,000	1,000,008

		1,166,613

Machinery - 0.4%
Caterpillar Financial Services Corp. 1.75% (A), 02/23/2018, MTN (E)	1,000,000	1,003,958

Media - 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	178,000	183,928
Omnicom Group, Inc. 3.60%, 04/15/2026	125,000	125,959
Viacom, Inc. 5.25%, 04/01/2044	300,000	298,477
Walt Disney Co.
1.23% (A), 03/04/2020, MTN	1,000,000	1,000,671
1.49% (A), 03/04/2022, MTN	3,000,000	3,013,050

		4,622,085

Metals & Mining - 0.3%
Glencore Funding LLC 4.00%, 03/27/2027 (B)	300,000	298,649
Rio Tinto Finance USA, Ltd. 3.75%, 06/15/2025	500,000	520,790

		819,439

Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 6.45%, 09/15/2036	144,000	170,652
Chevron Corp. 1.45% (A), 11/15/2019	1,000,000	1,007,408
Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	345,000	346,710
EnLink Midstream Partners, LP 4.85%, 07/15/2026	300,000	315,255

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. 1.71%, 03/01/2019	$ 200,000	$ 200,469
MPLX, LP 4.13%, 03/01/2027	105,000	106,357
Western Gas Partners, LP 4.65%, 07/01/2026	330,000	345,793

		2,492,644

Paper & Forest Products - 0.2%
Georgia-Pacific LLC 3.60%, 03/01/2025 (B)	486,000	499,754

Road & Rail - 0.0% (F)
GATX Corp. 3.25%, 09/15/2026 (E)	110,000	105,658

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35%, 04/01/2047	133,000	136,572

Software - 0.4%
Microsoft Corp.
1.10%, 08/08/2019	500,000	495,133
2.40%, 02/06/2022	500,000	506,623

		1,001,756

Specialty Retail - 0.1%
Advance Auto Parts, Inc. 5.75%, 05/01/2020	137,000	148,710

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp. 3.48%, 06/01/2019 (B)	230,000	235,244

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp. 2.88%, 07/17/2018 (B)	596,000	603,140

Total Corporate Debt Securities (Cost $77,860,156)		79,164,597

FOREIGN GOVERNMENT OBLIGATIONS - 16.6%
Argentina - 3.2%
Argentina Republic Government International Bond
6.88%, 04/22/2021	1,800,000	1,969,200
7.13%, 07/06/2036	4,850,000	4,908,200
7.50%, 04/22/2026	1,170,000	1,281,735

		8,159,135

Brazil - 5.8%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2019 - 01/01/2025	BRL 46,900,000	14,779,715

Indonesia - 2.6%
Indonesia Treasury Bond
8.25%, 07/15/2021	IDR 29,700,000,000	2,345,206
8.38%, 03/15/2024	29,000,000,000	2,334,325
10.50%, 08/15/2030	22,200,000,000	2,072,826

		6,752,357

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 5.0%
Peru Government Bond
5.70%, 08/12/2024	PEN 6,600,000	$ 2,080,462
6.35%, 08/12/2028	5,350,000	1,707,052
6.95%, 08/12/2031	6,000,000	1,997,688
8.20%, 08/12/2026	7,730,000	2,822,749
Peru Government International Bond
6.35%, 08/12/2028 (B)	9,960,000	3,177,989
6.35%, 08/12/2028 (G)	2,800,000	893,410

		12,679,350

Total Foreign Government Obligations (Cost $41,306,879)		42,370,557

LOAN ASSIGNMENTS - 11.9%
Aerospace & Defense - 0.4%
Doncasters Finance US LLC Term Loan, 4.65% (A), 04/09/2020 (H)	$ 324,334	316,767
Silver II US Holdings LLC Term Loan, TBD (I), 12/13/2019 (H)	400,000	398,333
TransDigm, Inc.
Term Loan E,
TBD (I), 05/14/2022 (H)	250,000	249,636
Term Loan F,
TBD (I), 06/09/2023 (H)	75,000	74,859

		1,039,595

Airlines - 0.3%
American Airlines, Inc. Term Loan B, TBD (I), 12/14/2023 (H)	375,000	375,268
United Airlines, Inc. Term Loan B, 3.42% (A), 03/21/2024	253,807	254,283

		629,551

Auto Components - 0.5%
American Axle and Manufacturing, Inc. Term Loan B, 3.24% (A), 04/06/2024 (H)	230,456	229,131
Federal-Mogul Holdings Corp. Term Loan C, TBD (I), 04/15/2021 (H)	250,000	249,636
Tower Automotive Holdings USA LLC Term Loan B, 3.75% (A), 03/07/2024 (H)	429,688	428,255
USI, Inc. Term Loan B, TBD (I), 03/30/2024 (H)	398,404	396,412

		1,303,434

Biotechnology - 0.2%
Grifols Worldwide Operations USA, Inc. Term Loan B, TBD (I), 01/31/2025 (H)	375,000	375,982

Building Products - 0.1%
C.H.I. Overhead Doors, Inc. 1st Lien Term Loan, TBD (I), 07/29/2022 (H)	250,000	250,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets - 0.1%
LPL Holdings, Inc. Term Loan B, 3.77% (A), 03/10/2024	$ 142,586	$ 142,942
RPI Finance Trust Term Loan B6, 3.15% (A), 03/27/2023	30,488	30,588

		173,530

Chemicals - 0.2%
Avantor Performance Materials Holdings LLC 1st Lien Term Loan, 5.00% (A), 03/10/2024 (H)	204,082	206,292
MacDermid, Inc. Term Loan B6, TBD (I), 06/07/2023 (H)	300,000	301,575
Unifrax Corp. Term Loan B, 4.90% (A), 04/04/2024	82,305	82,339

		590,206

Commercial Services & Supplies - 0.2%
Aramark Services, Inc. Term Loan B, 2.99% (A), 03/28/2024	31,915	32,134
Harland Clarke Holdings Corp. Term Loan B6, 6.65% (A), 02/09/2022 (H)	464,311	464,543

		496,677

Construction & Engineering - 0.1%
STS Operating, Inc. Term Loan, TBD (I), 02/12/2021 (H)	350,000	343,000

Construction Materials - 0.1%
Forterra Finance LLC Term Loan B, TBD (I), 10/25/2023 (H)	287,094	286,646

Consumer Finance - 0.3%
Altice US Finance I Corp. Term Loan B, 3.91% (A), 06/21/2025 (H)	573,400	572,564
FGI Operating Co. LLC Term Loan, 5.50% (A), 04/19/2019	147,724	141,816

		714,380

Containers & Packaging - 0.2%
BWAY Holding Co. Term Loan B, 4.23% (A), 04/03/2024	79,681	79,283
FPC Holdings, Inc. 1st Lien Term Loan, 5.25% (A), 11/19/2019	195,029	185,155
ICSH, Inc.
1st Lien Term Loan,
TBD (I), 04/24/2024 (H)	236,585	235,994

		500,432

	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors - 0.1%
American Tire Distributors Holdings, Inc. Term Loan, 5.25% (A), 09/01/2021 (H)	$ 374,237	$ 373,301

Diversified Financial Services - 0.1%
AI Mistral Holdco, Ltd. Term Loan B, 4.18% (A), 03/09/2024	250,000	250,156
AlixPartners LLP Term Loan B, 4.15% (A), 07/28/2022	96,154	96,665

		346,821

Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Term Loan B2, 3.89% (A), 06/30/2019	300,000	296,125

Electrical Equipment - 0.2%
Gates Global LLC Term Loan B, 4.41% (A), 04/01/2024 (H)	378,909	380,745

Electronic Equipment, Instruments & Components - 0.1%
CPI International, Inc. Term Loan B, 4.25% (A), 04/07/2021	70,423	70,687
Excelitas Technologies Corp. 1st Lien Term Loan, TBD (I), 10/31/2020 (H)	250,000	249,375

		320,062

Equity Real Estate Investment Trusts - 0.3%
ESH Hospitality, Inc. Term Loan B, TBD (I), 08/30/2023 (H)	272,190	273,260
Geo Group, Inc. Term Loan B, 3.20% (A), 03/22/2024 (H)	240,630	240,429
RHP Hotel Properties, LP Term Loan B, TBD (I), 04/19/2024 (H)	172,398	173,404

		687,093

Food & Staples Retailing - 0.1%
Albertsons LLC Term Loan B6, TBD (I), 06/22/2023 (H)	349,763	351,263

Food Products - 0.0% (F)
Dole Food Co., Inc. Term Loan B, 4.09% (A), 04/06/2024	82,576	82,842

Gas Utilities - 0.0% (F)
TPF II Power LLC Term Loan B, 5.00% (A), 10/02/2023	110,833	111,415

Health Care Equipment & Supplies - 0.2%
Immucor, Inc. Refinance Term Loan B2, 5.00% (A), 08/17/2018 (H)	399,219	396,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA Term Loan B, TBD (I), 09/24/2024 (H)	$ 150,000	$ 149,925

		546,748

Health Care Providers & Services - 0.8%
Air Medical Group Holdings, Inc. Term Loan B, TBD (I), 04/28/2022 (H)	250,000	248,802
Community Health Systems, Inc. Term Loan H, TBD (I), 01/27/2021 (H)	438,591	435,576
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.75% (A), 06/30/2021 (H)	474,231	471,342
Quorum Health Corp. Term Loan B, TBD (I), 04/29/2022 (H)	400,000	398,750
Sterigenics-Nordion Holdings LLC Term Loan B, 4.15% (A), 05/15/2022 (H)	400,000	398,000

		1,952,470

Hotels, Restaurants & Leisure - 0.5%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 3.31% (A), 02/16/2024	107,842	107,842
Boyd Gaming Corp. Term Loan B2, 3.45% (A), 09/15/2023 (H)	313,053	314,339
Eldorado Resorts LLC Term Loan B, 5.25% (A), 03/13/2024 (H)	311,237	310,718
Mohegan Tribal Gaming Authority Term Loan B, TBD (I), 09/28/2023 (H)	300,000	301,275
Station Casinos LLC Term Loan B, TBD (I), 06/08/2023 (H)	235,313	235,460

		1,269,634

Household Durables - 0.2%
LTI Holdings, Inc. 1st Lien Term Loan, TBD (I), 04/16/2022 (H)	300,000	298,500
Serta Simmons Bedding LLC 1st Lien Term Loan, TBD (I), 11/08/2023 (H)	300,000	300,750

		599,250

Independent Power & Renewable Electricity Producers - 0.2%
Helix Gen Funding LLC Term Loan B, TBD (I), 02/23/2024 (H)	94,479	95,424
Talen Energy Supply LLC Term Loan B2, TBD (I), 04/15/2024 (H)	383,621	380,104

		475,528

	Principal	Value
LOAN ASSIGNMENTS (continued)
Industrial Conglomerates - 0.2%
Opal Acquisition, Inc. Term Loan B, 5.15% (A), 11/27/2020 (H)	$ 449,933	$ 424,061

Insurance - 0.4%
Alliant Holdings I, Inc. Term Loan B, TBD (I), 08/12/2022 (H)	207,971	208,879
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.03% (A), 12/10/2019	249,335	222,947
Hub International, Ltd. Term Loan B, 4.03% (A), 10/02/2020 (H)	177,706	178,767
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, TBD (I), 03/01/2021 (H)	400,000	400,250

		1,010,843

IT Services - 0.4%
First Data Corp. Term Loan, 3.49% (A), 04/26/2024 (H)	562,766	562,766
Tempo Acquisition LLC Term Loan, TBD (I), 03/15/2024 (H)	339,873	340,298

		903,064

Machinery - 0.5%
Ameriforge Group, Inc. 1st Lien Term Loan, 5.00% (A), 12/19/2019	170,655	108,366
Dynacast International LLC Term Loan B, TBD (I), 01/28/2022 (H)	250,000	250,000
Gardner Denver, Inc. Term Loan, TBD (I), 07/30/2020 (H)	300,000	299,812
Rexnord LLC Term Loan B, TBD (I), 08/21/2023 (H)	300,000	301,042
Tecomet, Inc. Term Loan B, TBD (I), 04/13/2024 (H)	209,880	210,536

		1,169,756

Media - 1.2%
Cable One, Inc. Term Loan B, TBD (I), 04/05/2024 (H)	18,904	19,022
CSC Holdings LLC
1st Lien Term Loan,
TBD (I), 07/15/2025 (H)	149,185	148,976
Delta 2 SARL Term Loan B3, TBD (I), 02/01/2024 (H)	350,000	350,375
McGraw-Hill Global Education Holdings LLC Term Loan B, TBD (I), 05/04/2022 (H)	225,000	222,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Numericable Group SA Term Loan B11, 3.94% (A), 06/21/2025 (H)	$ 314,745	$ 313,236
Rentpath, Inc. 1st Lien Term Loan, 6.25% (A), 12/17/2021 (H)	374,362	369,683
Sesac Holdco II LLC 1st Lien Term Loan, 4.26% (A), 02/23/2024 (H)	500,000	499,687
Telenet International Finance SARL Term Loan AI, TBD (I), 03/31/2025 (H)	342,308	343,163
Univision Communications Inc. Term Loan C5, 3.75% (A), 03/15/2024	224,425	222,710
Ziggo Secured Finance Partnership Term Loan E, TBD (I), 04/15/2025 (H)	450,000	450,081

		2,939,121

Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer Equity, LP Term Loan B, TBD (I), 02/02/2024 (H)	300,000	300,429
MEG Energy Corp. Term Loan B, TBD (I), 12/31/2023 (H)	300,000	300,094
Southcross Energy Partners, LP 1st Lien Term Loan, 5.40% (A), 08/04/2021	149,261	131,256
TEX Operations Co. LLC
Term Loan B,
3.75% (A), 08/04/2023	243,675	242,990
Term Loan C,
3.74% (A), 08/04/2023	55,714	55,557

		1,030,326

Personal Products - 0.3%
Atrium Innovations, Inc. Term Loan, 4.65% (A), 02/13/2021 (H)	373,704	375,105
Nature’s Bounty Co. Term Loan B, TBD (I), 05/05/2023 (H)	375,000	376,563

		751,668

Pharmaceuticals - 0.5%
Alvogen Pharma US, Inc. Term Loan, 6.00% (A), 04/02/2022 (H)	358,196	355,958
Endo Luxembourg Finance Co. I SARL Term Loan B, TBD (I), 04/05/2024 (H)	196,226	197,115
Patheon Holdings I BV Term Loan, 4.41% (A), 04/30/2024	300,000	300,525
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.74% (A), 04/01/2022	290,352	291,713

		1,145,311

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services - 0.1%
IBC Capital, Ltd. 1st Lien Term Loan, 4.87% (A), 09/09/2021	$ 300,000	$ 294,500

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC Term Loan B, 3.49% (A), 04/18/2024 (H)	248,296	248,607

Road & Rail - 0.1%
Fly Funding II SARL Term Loan B, TBD (I), 02/09/2022 (H)	300,000	300,125

Semiconductors & Semiconductor Equipment - 0.2%
Lumileds Holding BV Term Loan B, TBD (I), 02/27/2024 (H)	66,644	67,394
MaxLinear, Inc. Term Loan B, TBD (I), 04/05/2024 (H)	421,866	421,866

		489,260

Software - 1.2%
BMC Software Finance, Inc. Term Loan, 5.00% (A), 09/13/2022	250,000	251,108
CCC Information Services, Inc. 1st Lien Term Loan, 4.04% (A), 03/29/2024 (H)	338,501	336,914
Cengage Learning Acquisitions, Inc. Term Loan B, TBD (I), 06/07/2023 (H)	225,000	216,225
Epicor Software Corp. 1st Lien Term Loan, TBD (I), 06/01/2022 (H)	300,000	299,687
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 4.00% (A), 05/31/2021 (H)	349,365	322,290
Infor, Inc. Term Loan B6, TBD (I), 02/01/2022 (H)	375,000	374,122
Informatica Corp. Term Loan, 4.65% (A), 08/05/2022	299,237	297,901
MA Finance Co. LLC Term Loan B3, TBD (I), 04/18/2024 (H)	11,357	11,396
Misys Europe SA 1st Lien Term Loan, TBD (I), 04/27/2024 (H)	69,051	69,526
Seattle Spinco, Inc. Term Loan B3, TBD (I), 04/30/2024 (H)	76,694	76,957
Sophia, LP Term Loan B, TBD (I), 09/30/2022 (H)	525,000	524,438
VF Holding Corp. Term Loan, TBD (I), 06/30/2023 (H)	350,000	350,938

		3,131,502

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail - 0.1%
Michaels Stores, Inc. Term Loan B1, TBD (I), 01/30/2023 (H)	$ 325,000	$ 324,526

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc. Term Loan, TBD (I), 11/06/2023 (H)	350,000	351,531

Trading Companies & Distributors - 0.4%
BakerCorp International, Inc. Term Loan, TBD (I), 02/07/2020 (H)	200,000	192,750
Neff Rental LLC 2nd Lien Term Loan, TBD (I), 06/09/2021 (H)	350,000	350,000
Univar, Inc. Term Loan B, TBD (I), 07/01/2022 (H)	400,000	400,800

		943,550

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 1st Lien Term Loan B, TBD (I), 02/02/2024 (H)	300,000	300,125

Total Loan Assignments (Cost $30,286,462)		30,254,606

U.S. GOVERNMENT OBLIGATIONS - 6.6%
U.S. Treasury - 1.6%
U.S. Treasury Note
0.75%, 01/31/2018	1,000	997
1.88%, 02/28/2022	1,000,000	1,003,320
2.00%, 11/15/2026	72,000	70,251
2.13%, 02/29/2024	2,000,000	2,005,078
2.25%, 02/15/2027	1,000,000	997,070

		4,076,716

U.S. Treasury Inflation-Protected Securities - 5.0%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046	1,233,336	1,263,370
1.75%, 01/15/2028	581,220	661,267
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2018 - 07/15/2026	6,103,435	6,123,151

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.25%, 01/15/2025	$ 1,542,255	$ 1,535,199
0.38%, 07/15/2025 - 01/15/2027	914,838	919,649
0.63%, 01/15/2024	1,043,700	1,072,769
2.13%, 01/15/2019	1,134,270	1,185,184

		12,760,589

Total U.S. Government Obligations (Cost $16,909,372)		16,837,305

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Bill
0.49% (J), 05/18/2017 (K)	731,000	730,765
0.50% (J), 05/18/2017 (K)	13,000,000	12,995,827

Total Short-Term U.S. Government Obligations (Cost $13,727,789)		13,726,592

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (J)	4,884,125	4,884,125

Total Securities Lending Collateral (Cost $4,884,125)		4,884,125

	Principal	Value
REPURCHASE AGREEMENT - 13.4%
State Street Bank & Trust Co. 0.09% (J), dated 04/28/2017, to be repurchased at $34,354,918 on 05/01/2017. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2020, and with a value of $35,047,076.	$ 34,354,660	34,354,660

Total Repurchase Agreement (Cost $34,354,660)		34,354,660

Total Investments (Cost $279,441,642) (L)		282,074,537
Net Other Assets (Liabilities) - (10.4)%		(26,555,687)

Net Assets - 100.0%		$ 255,518,850

FUTURES CONTRACTS: (M)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(493)	06/21/2017	$—	$(524,976)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$60,482,095	$—	$60,482,095
Corporate Debt Securities	—	79,164,597	—	79,164,597
Foreign Government Obligations	—	42,370,557	—	42,370,557
Loan Assignments	—	30,254,606	—	30,254,606
U.S. Government Obligations	—	16,837,305	—	16,837,305
Short-Term U.S. Government Obligations	—	13,726,592	—	13,726,592
Securities Lending Collateral	4,884,125	—	—	4,884,125
Repurchase Agreement	—	34,354,660	—	34,354,660

Total Investments	$4,884,125	$277,190,412	$—	$282,074,537

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(524,976)	$—	$—	$(524,976)

Total Other Financial Instruments	$(524,976)	$—	$—	$(524,976)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the total value of 144A securities is $40,296,871, representing 15.8% of the Fund’s net assets.
(C)	Illiquid securities. At April 30, 2017, total value of illiquid securities is $10,607,553, representing 4.2% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,782,590. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the value of the Regulation S security is $893,410, representing 0.3% of the Fund’s net assets.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after April 30, 2017.
(I)	All or a portion of the security represents unsettled loan commitments at April 30, 2017 where the rate will be determined at time of settlement.
(J)	Rates disclosed reflect the yields at April 30, 2017.
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $730,765.
(L)	Aggregate cost for federal income tax purposes is $279,441,642. Aggregate gross unrealized appreciation and depreciation for all securities is $3,462,045 and $829,150, respectively. Net unrealized appreciation for tax purposes is $2,632,895.
(M)	Cash on deposit with broker in the amount of $485,309 has been segregated as collateral to cover margin requirements for open futures contracts.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
IDR	Indonesian Rupiah
PEN	Peruvian Sol

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.7%
General Dynamics Corp.	38,180	$ 7,398,902

Banks - 1.2%
M&T Bank Corp.	42,921	6,670,353
SVB Financial Group (A)	36,791	6,473,008

		13,143,361

Beverages - 2.0%
Molson Coors Brewing Co., Class B	87,744	8,413,772
Monster Beverage Corp. (A)	274,837	12,472,103

		20,885,875

Biotechnology - 2.3%
Biogen, Inc. (A)	31,106	8,436,258
Incyte Corp. (A)	60,855	7,563,060
Regeneron Pharmaceuticals, Inc., Class A (A)	21,429	8,324,952

		24,324,270

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	147,470	9,399,738

Capital Markets - 1.6%
BlackRock, Inc., Class A	18,240	7,014,557
Intercontinental Exchange, Inc.	166,295	10,010,959

		17,025,516

Chemicals - 2.0%
PPG Industries, Inc.	112,152	12,318,776
Sherwin-Williams Co.	26,821	8,976,452

		21,295,228

Consumer Finance - 0.9%
Capital One Financial Corp.	126,362	10,156,978

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	201,900	11,324,571

Electrical Equipment - 1.4%
AMETEK, Inc., Class A	138,360	7,914,192
Eaton Corp. PLC	99,319	7,512,489

		15,426,681

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	103,147	6,123,838

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	111,415	19,778,391
Walgreens Boots Alliance, Inc.	110,962	9,602,651

		29,381,042

Food Products - 1.1%
Mondelez International, Inc., Class A	260,109	11,712,708

Health Care Equipment & Supplies - 2.7%
Danaher Corp.	99,696	8,307,667
Hologic, Inc. (A)	266,079	12,013,467
Medtronic PLC	108,131	8,984,605

		29,305,739

Health Care Providers & Services - 4.2%
Aetna, Inc.	72,678	9,816,618
HCA Holdings, Inc. (A)	136,254	11,473,949
UnitedHealth Group, Inc.	132,720	23,210,074

		44,500,641

Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	166,688	9,829,591
Starbucks Corp.	286,631	17,215,058

		27,044,649

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.2%
Mohawk Industries, Inc. (A)	54,252	$ 12,737,827

Household Products - 1.2%
Colgate-Palmolive Co.	183,832	13,243,257

Industrial Conglomerates - 1.8%
Honeywell International, Inc.	150,038	19,675,983

Insurance - 1.0%
Allstate Corp.	134,725	10,951,795

Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (A)	43,205	39,964,193
Netflix, Inc. (A)	102,581	15,612,828
Priceline Group, Inc. (A)	9,546	17,629,744

		73,206,765

Internet Software & Services - 11.2%
Alphabet, Inc., Class A (A)	42,528	39,317,986
Alphabet, Inc., Class C (A)	23,830	21,589,027
eBay, Inc. (A)	323,809	10,818,459
Facebook, Inc., Class A (A)	265,469	39,886,717
GoDaddy, Inc., Class A (A) (B)	207,167	8,062,940

		119,675,129

IT Services - 5.7%
Accenture PLC, Class A	88,797	10,771,076
Global Payments, Inc.	138,097	11,290,811
Mastercard, Inc., Class A	219,328	25,512,233
PayPal Holdings, Inc. (A)	273,748	13,063,254

		60,637,374

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	91,187	15,075,947

Machinery - 2.9%
Illinois Tool Works, Inc., Class A	74,447	10,280,386
Middleby Corp. (A)	72,431	9,860,032
Snap-on, Inc.	65,981	11,053,797

		31,194,215

Media - 2.7%
Comcast Corp., Class A	741,297	29,051,430

Multiline Retail - 1.1%
Dollar Tree, Inc. (A)	136,548	11,302,078

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	171,093	14,909,044

Pharmaceuticals - 4.1%
Allergan PLC	71,502	17,436,478
Bristol-Myers Squibb Co.	315,286	17,671,780
Eli Lilly & Co.	113,194	9,288,700

		44,396,958

Professional Services - 1.4%
Equifax, Inc.	64,593	8,740,079
IHS Markit, Ltd. (A)	150,743	6,542,246

		15,282,325

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	92,535	8,296,688

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc., Class A	119,231	9,085,402
Broadcom, Ltd.	84,728	18,708,790

		27,794,192

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 8.3%
Adobe Systems, Inc. (A)	130,630	$ 17,470,455
Electronic Arts, Inc. (A)	119,989	11,377,357
Microsoft Corp.	392,138	26,845,768
salesforce.com, Inc. (A)	167,729	14,444,821
ServiceNow, Inc. (A)	91,183	8,614,970
Workday, Inc., Class A (A)	113,473	9,917,540

		88,670,911

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	70,902	10,078,010
Lowe’s Cos., Inc.	120,499	10,227,955
Michaels Cos., Inc. (A)	249,999	5,839,977
TJX Cos., Inc.	202,683	15,938,991

		42,084,933

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	517,000	74,267,050
Western Digital Corp.	68,005	6,057,205

		80,324,255

Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc., Class B	359,311	19,909,423
VF Corp.	201,773	11,022,859

		30,932,282

Tobacco - 2.0%
Altria Group, Inc.	293,495	21,067,071

Total Common Stocks (Cost $772,482,452)		1,068,960,196

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	6,307,888	$ 6,307,888

Total Securities Lending Collateral (Cost $6,307,888)		6,307,888

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.09% (C), dated 04/28/2017, to be repurchased at $3,091,144 on 05/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 05/31/2020, and with a value of $3,155,102.	$ 3,091,121	3,091,121

Total Repurchase Agreement (Cost $3,091,121)		3,091,121

Total Investments (Cost $781,881,461) (D)		1,078,359,205
Net Other Assets (Liabilities) - (0.7)%		(7,560,550)

Net Assets - 100.0%		$ 1,070,798,655

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,068,960,196	$—	$—	$1,068,960,196
Securities Lending Collateral	6,307,888	—	—	6,307,888
Repurchase Agreement	—	3,091,121	—	3,091,121

Total Investments	$1,075,268,084	$3,091,121	$—	$1,078,359,205

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $6,176,176. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2017.
(D)	Aggregate cost for federal income tax purposes is $781,881,461. Aggregate gross unrealized appreciation and depreciation for all securities is $299,992,840 and $3,515,096, respectively. Net unrealized appreciation for tax purposes is $296,477,744.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2017

(unaudited)

	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused	Transamerica Dynamic Allocation
Assets:
Investments, at value (A) (B)	$218,173,383	$707,247,570	$260,159,905	$813,103,807	$25,430,153
Repurchase agreements, at value (C)	8,614,430	43,252,131	2,037,335	21,407,984	140,750
Cash	13,041	—	—	—	305
Receivables and other assets:
Shares of beneficial interest sold	19,444	2,549,284	33,445	94,651	7,028
Due from investment manager	—	—	—	—	7,240
Investments sold	2,876,216	—	—	—	—
Interest	2,162,303	324	5	54	—
Dividends	26,355	109,741	339,278	970,504	—
Tax reclaims	1,925	159,195	197,100	206,662	—
Net income from securities lending	5,799	5,724	403	—	1,619
Prepaid expenses	—	—	—	1,012	—
Total assets	231,892,896	753,323,969	262,767,471	835,784,674	25,587,095

Liabilities:
Cash deposit due to broker	—	10,000	—	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	105,476	878,109	132,822	658,472	11,192
Investments purchased	2,241,061	—	—	5,834,016	—
When-issued, delayed-delivery, and forward commitment securities purchased	829,482	—	—	—	—
Investment management fees	103,946	421,434	131,797	433,916	—
Distribution and service fees	—	89,521	764	24,170	7,772
Transfer agent fees	1,221	56,227	3,742	6,903	3,271
Trustees, CCO and deferred compensation fees	713	1,475	639	1,539	39
Audit and tax fees	17,026	13,881	14,943	15,280	11,155
Custody fees	26,381	41,990	19,805	34,563	4,035
Legal fees	5,940	9,797	6,214	10,090	153
Printing and shareholder reports fees	28,211	67,194	14,401	33,713	3,117
Registration fees	1,352	1,103	3,884	1,282	2,459
Other	2,320	4,397	2,667	6,001	111
Collateral for securities on loan	15,952,448	33,239,264	4,706,810	—	5,661,985
Total liabilities	19,315,577	34,834,392	5,038,488	7,059,945	5,705,289
Net assets	$212,577,319	$718,489,577	$257,728,983	$828,724,729	$19,881,806

Net assets consist of:
Paid-in capital	$217,941,843	$404,804,359	$209,293,930	$657,368,499	$20,293,535
Undistributed (distributions in excess of) net investment income (loss)	(965,823)	(4,972,975)	352,272	1,048,724	(1,196)
Accumulated net realized gain (loss)	27,980	11,308,070	3,378,872	21,683,209	(2,718,983)
Net unrealized appreciation (depreciation) on:
Investments	(4,438,998)	307,350,123	44,703,909	148,624,297	2,308,450
Translation of assets and liabilities denominated in foreign currencies	12,317	—	—	—	—
Net assets	$212,577,319	$718,489,577	$257,728,983	$828,724,729	$19,881,806

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Bond	Transamerica Capital Growth		Transamerica Concentrated Growth		Transamerica Dividend Focused	Transamerica Dynamic Allocation
Net assets by class:
Class A	$—	$193,734,274		$771,678		$94,941,827	$8,975,351
Class B	—	1,936,473		—		—	—
Class C	—	70,306,799		828,402		7,860,351	7,869,936
Class I	—	195,385,518		26,514,621		15,414,978	3,026,447
Class I2	211,615,828	257,104,008		229,593,243		708,015,541	—
Class R6	961,491	—		—		2,471,784	—
Class T1	—	10,586		10,129		9,907	10,072
Advisor Class	—	11,919		10,910		10,341	—
Shares outstanding (unlimited shares, no par value):
Class A	—	7,951,690		46,938		8,675,010	805,613
Class B	—	95,355		—		—	—
Class C	—	3,416,977		51,456		722,085	714,456
Class I	—	7,736,496		1,628,587		1,409,042	272,566
Class I2	22,516,833	17,347,212		13,934,530		64,676,933	—
Class R6	102,231	—		—		225,878	—
Class T1	—	434		616		902	904
Advisor Class	—	472		665		938	—
Net asset value per share: (D)
Class A	$—	$24.36		$16.44		$10.94	$11.14
Class B	—	20.31		—		—	—
Class C	—	20.58		16.10		10.89	11.02
Class I	—	25.26		16.28		10.94	11.10
Class I2	9.40	14.82		16.48		10.95	—
Class R6	9.41	—		—		10.94	—
Class T1	—	24.37	(E)	16.44		10.98	11.14
Advisor Class	—	25.24	(E)	16.39	(E)	11.02	—
Maximum offering price per share: (F)
Class A	$—	$25.78		$17.40		$11.58	$11.79
Class T1	$—	$24.99		$16.86		$11.26	$11.43

(A) Investments, at cost	$222,612,381	$399,897,447		$215,455,996		$664,479,510	$23,121,703
(B) Securities on loan, at value	$15,623,372	$32,448,379		$4,613,731		$—	$5,542,649
(C) Repurchase agreements, at cost	$8,614,430	$43,252,131		$2,037,335		$21,407,984	$140,750

(D)	Net asset value per share for Class B, C, I, I2, R6, and Advisor shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Dynamic Income	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Event Driven	Transamerica Flexible Income
Assets:
Investments, at value (A) (B)	$463,794,419	$744,646,627	$164,737,704	$97,271,620	$465,171,842
Repurchase agreements, at value (C)	1,557,748	27,513,981	7,209,960	1,090,593	6,881,662
Cash	—	10,931,036	19,513	87	58,213
Cash collateral on deposit with broker	—	—	—	7,680,811	—
Cash collateral on deposit with custodian	—	—	—	3,000,000	—
Foreign currency, at value (D)	—	125,121	155,980	—	—
Receivables and other assets:
Shares of beneficial interest sold	242,331	938,771	439,467	11,772	785,856
Investments sold	—	11,971,706	—	7,300,433	—
When-issued, delayed-delivery, and forward commitment securities sold	—	1,475,922	—	752,938	10,873,489
Interest	4	10,356,584	18	605,768	3,641,976
Dividends	—	—	183,963	4,164	4,043
Tax reclaims	—	—	17,966	—	352
Net income from securities lending	34,384	14,070	3,537	1,120	8,740
Variation margin receivable	—	—	—	72,091	—
Prepaid expenses	—	6,200	—	—	3,130
OTC swap agreements, at value	—	—	—	44,041	—
Unrealized appreciation on forward foreign currency contracts	—	953,588	—	2,077	—
Total assets	465,628,886	808,933,606	172,768,108	117,837,515	487,429,303

Liabilities:
Cash deposit due to broker	—	—	—	903	8,634
Payables and other liabilities:
Shares of beneficial interest redeemed	864,553	375,668	90,777	38,027	799,742
Investments purchased	—	15,611,433	42	3,738,319	3,277,345
When-issued, delayed-delivery, and forward commitment securities purchased	—	12,910,000	—	2,840,530	22,297,478
Investment management fees	139,704	341,190	125,108	41,273	161,136
Distribution and service fees	165,013	16,402	2,955	—	58,177
Transfer agent fees	47,563	55,651	1,296	549	30,219
Trustees, CCO and deferred compensation fees	890	1,121	314	146	1,145
Audit and tax fees	12,726	20,368	10,831	15,078	16,494
Custody fees	6,114	83,637	143,798	63,740	22,288
Legal fees	2,782	2,195	1,368	541	2,485
Printing and shareholder reports fees	65,383	67,679	9,927	—	24,869
Registration fees	1,380	—	2,330	2,994	—
Dividends and/or distributions payable	—	—	—	—	174,463
Dividends, interest and fees for borrowings from securities sold short	—	—	—	72,219	—
Other	2,061	3,397	504	481	437
Collateral for securities on loan	95,105,917	45,382,882	2,488,995	4,248,584	20,758,825
Securities sold short, at value (E)	—	—	—	11,452,396	—
OTC swap agreements, at value	—	—	—	16,815	—
Unrealized depreciation on forward foreign currency contracts	—	399,837	—	396	—
Total liabilities	96,414,086	75,271,460	2,878,245	22,532,991	47,633,737
Net assets	$369,214,800	$733,662,146	$169,889,863	$95,304,524	$439,795,566
Net assets consist of:
Paid-in capital	$430,045,358	$770,751,648	$218,051,747	$97,190,847	$453,270,728
Undistributed (distributions in excess of) net investment income (loss)	10,395	336,560	181,864	510,162	(738,108)
Accumulated net realized gain (loss)	(65,593,919)	(57,031,813)	(79,303,756)	(4,732,469)	(25,229,616)
Net unrealized appreciation (depreciation) on:
Investments	4,752,966	19,032,643	30,962,364	2,788,625	12,492,036
Securities sold short	—	—	—	(272,365)	—
Swap agreements	—	—	—	(164,014)	—
Futures contracts	—	—	—	(30,109)	—
Translation of assets and liabilities denominated in foreign currencies	—	573,108	(2,356)	13,847	526
Net assets	$369,214,800	$733,662,146	$169,889,863	$95,304,524	$439,795,566

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Dynamic Income		Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity	Transamerica Event Driven	Transamerica Flexible Income
Net assets by class:
Class A	$108,592,960		$29,554,287		$7,622,610	$—	$88,248,909
Class B	—		—		—	—	821,826
Class C	185,726,700		13,398,308		2,277,303	—	52,528,269
Class I	74,874,880		481,098,523		3,567,391	57,882	168,516,097
Class I2	—		209,119,609		156,400,665	95,236,536	124,606,013
Class R6	—		470,404		—	—	5,054,006
Class T1	10,143		10,218		10,131	—	10,122
Advisor Class	10,117		10,797		11,763	10,106	10,324
Shares outstanding (unlimited shares, no par value):
Class A	11,403,678		2,755,996		792,348	—	9,494,328
Class B	—		—		—	—	88,309
Class C	19,579,585		1,256,818		238,479	—	5,687,348
Class I	7,862,747		44,724,946		369,252	5,697	18,101,901
Class I2	—		19,446,834		16,179,118	9,506,716	13,379,405
Class R6	—		43,762		—	—	542,789
Class T1	1,062		944		1,053	—	1,089
Advisor Class	1,062		993		1,194	994	1,109
Net asset value per share: (F)
Class A	$9.52		$10.72		$9.62	$—	$9.29
Class B	—		—		—	—	9.31
Class C	9.49		10.66		9.55	—	9.24
Class I	9.52		10.76		9.66	10.16	9.31
Class I2	—		10.75		9.67	10.02	9.31
Class R6	—		10.75		—	—	9.31
Class T1	9.55		10.83	(G)	9.62	—	9.29
Advisor Class	9.52	(G)	10.88	(G)	9.85	10.17	9.31
Maximum offering price per share: (H)
Class A	$9.99		$11.25		$10.18	$—	$9.75
Class T1	$9.79		$11.11		$9.87	$—	$9.53

(A) Investments, at cost	$459,041,453		$725,613,984		$133,775,340	$94,482,995	$452,679,806
(B) Securities on loan, at value	$92,595,321		$44,462,724		$2,365,400	$4,161,402	$20,330,379
(C) Repurchase agreements, at cost	$1,557,748		$27,513,981		$7,209,960	$1,090,593	$6,881,662
(D) Foreign currency, at cost	$—		$129,603		$155,651	$156	$—
(E) Proceeds received from securities sold short	$—		$—		$—	$11,180,031	$—

(F)	Net asset value per share for Class B, C, I, I2, R6, and Advisor shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(H)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Global Long/Short Equity	Transamerica Government Money Market	Transamerica Growth
Assets:
Investments, at value (A) (B)	$534,595,197	$118,738,238	$13,700,286	$156,393,592	$396,791,267
Repurchase agreements, at value (C)	58,037,994	849,195	—	109,531,077	—
Cash	193,143	—	2,298,607	—	—
Cash collateral on deposit with broker	—	—	410,011	—	—
Cash collateral on deposit with custodian	—	—	600,000	—	—
Foreign currency, at value (D)	—	4	21,809	—	—
Unrealized appreciation on unfunded commitments	7,594	—	—	—	—
Receivables and other assets:
Shares of beneficial interest sold	734,701	112,038	1,554	363,779	15,709
Due from investment manager	—	—	43,087	—	—
Investments sold	103,641	1,385,532	324,463	—	2,012,949
When-issued, delayed-delivery, and forward commitment securities sold	9,891,289	—	—	—	—
Interest	1,932,309	6	—	63,480	—
Dividends	—	324,093	25,866	—	191,397
Tax reclaims	—	216,783	11,279	—	33,454
Net income from securities lending	3,201	4,336	—	—	273
Due from distributor	—	—	—	693,903	—
Prepaid expenses	—	624	—	1,984	1,000
Total assets	605,499,069	121,630,849	17,436,962	267,047,815	399,046,049

Liabilities:
Due to custodian	—	—	—	—	156,475
Payables and other liabilities:
Shares of beneficial interest redeemed	259,609	247,286	—	425,121	208,739
Investments purchased	3,557	622,028	431,267	—	1,738,774
When-issued, delayed-delivery, and forward commitment securities purchased	56,439,903	—	—	—	—
Investment management fees	260,160	22,238	—	38,311	237,593
Distribution and service fees	16,626	44,005	456	1,081,561	—
Transfer agent fees	7,216	22,350	290	27,856	2,192
Trustees, CCO and deferred compensation fees	429	364	14	327	692
Audit and tax fees	18,769	10,384	11,678	9,427	11,184
Custody fees	33,186	20,835	63,090	21,709	16,425
Legal fees	707	3,888	1,738	469	2,646
Printing and shareholder reports fees	10,921	24,656	213	8,961	17,311
Registration fees	2,742	—	4,563	281	901
Dividends and/or distributions payable	286	—	—	6	—
Dividends, interest and fees for borrowings from securities sold short	—	—	10,101	—	—
Other	1,653	1,484	2,862	9,870	2,241
Collateral for securities on loan	1,387,438	541,149	—	—	6,370,720
Securities sold short, at value (E)	—	—	7,513,392	—	—
Written options and swaptions, at value (F)	—	—	8,471	—	—
Total liabilities	58,443,202	1,560,667	8,048,135	1,623,899	8,765,893
Net assets	$547,055,867	$120,070,182	$9,388,827	$265,423,916	$390,280,156

Net assets consist of:
Paid-in capital	$545,998,389	$171,067,090	$10,035,177	$265,424,309	$194,435,288
Undistributed (distributions in excess of) net investment income (loss)	(26,773)	187,498	(194,831)	(1)	(392,851)
Accumulated net realized gain (loss)	(198,143)	(67,705,353)	(1,088,248)	(392)	26,840,469
Net unrealized appreciation (depreciation) on:
Investments	1,274,800	16,518,025	971,801	—	169,398,549
Unfunded commitments	7,594	—	—	—	—
Securities sold short	—	—	(348,040)	—	—
Written options and swaptions	—	—	136	—	—
Translation of assets and liabilities denominated in foreign currencies	—	2,922	12,832	—	(1,299)
Net assets	$547,055,867	$120,070,182	$9,388,827	$265,423,916	$390,280,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Floating Rate	Transamerica Global Equity		Transamerica Global Long/Short Equity		Transamerica Government Money Market	Transamerica Growth
Net assets by class:
Class A	$28,398,466	$37,913,396		$2,409,217		$212,939,787	$—
Class B	—	1,246,517		—		1,196,308	—
Class C	15,094,968	46,771,137		—		19,754,966	—
Class I	59,167,619	33,362,547		2,411,589		23,350,409	—
Class I2	444,384,772	—		4,547,336		8,182,446	384,350,265
Class R6	—	755,323		—		—	5,929,891
Class T1	10,042	10,267		10,133		—	—
Advisor Class	—	10,995		10,552		—	—
Shares outstanding (unlimited shares, no par value):
Class A	2,842,385	3,084,961		250,702		212,939,334	—
Class B	—	102,917		—		1,195,978	—
Class C	1,510,118	3,878,449		—		19,751,438	—
Class I	5,942,194	2,708,068		250,065		23,351,176	—
Class I2	44,464,008	—		471,631		8,182,056	32,356,104
Class R6	—	61,218		—		—	499,298
Class T1	1,005	835		1,055		—	—
Advisor Class	—	869		1,094		—	—
Net asset value per share: (G)
Class A	$9.99	$12.29		$9.61		$1.00	$—
Class B	—	12.11		—		1.00	—
Class C	10.00	12.06		—		1.00	—
Class I	9.96	12.32		9.64		1.00	—
Class I2	9.99	—		9.64		1.00	11.88
Class R6	—	12.34		—		—	11.88
Class T1	9.99	12.29	(H)	9.61	(H)	—	—
Advisor Class	—	12.65		9.64	(H)	—	—
Maximum offering price per share: (J)
Class A	$10.49	$13.01		$10.17		$1.00	$—
Class T1	$10.25	$12.61		$9.86		$—	$—

(A) Investments, at cost	$533,320,397	$102,220,213		$12,728,485		$156,393,592	$227,392,718
(B) Securities on loan, at value	$1,359,689	$529,782		$—		$—	$6,081,778
(C) Repurchase agreements, at cost	$58,037,994	$849,195		$—		$109,531,077	$—
(D) Foreign currency, at cost	$—	$4		$21,780		$—	$—
(E) Proceeds received from securities sold short	$—	$—		$7,165,352		$—	$—
(F) Premium received on written options and swaptions	$—	$—		$(8,607)		$—	$—

(G)	Net asset value per share for Class B, C, I, I2, R6, and Advisor and shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(H)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(J)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities
Assets:
Investments, at value (A) (B)	$322,598,805	$2,204,545,228	$96,754,773	$167,596,885	$242,135,874
Repurchase agreements, at value (C)	—	54,660,253	5,436,116	100,291	—
Cash	9,473,919	50,849	—	3,186	91,813
Cash collateral on deposit with broker	—	—	—	—	1,001,000
Foreign currency, at value (D)	—	—	—	7,883	—
Receivables and other assets:
Shares of beneficial interest sold	173,493	694,215	243,061	16,807	90,242
Investments sold	4,320	2,078,324	6,311,599	—	91,352
When-issued, delayed-delivery, and forward commitment securities sold	—	1,514,970	2,707,588	—	—
Interest	1,160,611	31,108,502	1,211,086	369,828	465,320
Dividends	—	—	7,071	475	—
Tax reclaims	—	—	—	771	177
Net income from securities lending	154	113,699	83	48	—
Due from distributor	—	—	5,430	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	11,544	296,516
Prepaid expenses	—	4,112	—	—	—
Total assets	333,411,302	2,294,770,152	112,676,807	168,107,718	244,172,294

Liabilities:
Cash deposit due to broker	—	—	—	—	60,000
Foreign currency overdraft, at value (D)	—	—	—	—	13,813
Payables and other liabilities:
Shares of beneficial interest redeemed	—	1,811,145	87,570	70,778	1,132
Investments purchased	—	1,731,510	5,319,379	—	2,940,141
When-issued, delayed-delivery, and forward commitment securities purchased	—	4,755,903	6,839,829	—	—
Investment management fees	85,995	892,902	25,337	73,914	52,780
Administration fees	19,133	—	—	—	21,771
Distribution and service fees	34,670	175,450	17,192	710	39,368
Transfer agent fees	335	40,621	10,491	1,022	180
Trustees, CCO and deferred compensation fees	1,593	3,814	228	324	1,531
Audit and tax fees	18,694	35,339	15,030	17,853	17,656
Custody fees	14,445	39,345	3,832	17,706	65,268
Legal fees	3,413	2,276	214	856	3,465
Printing and shareholder reports fees	17,867	105,144	—	6,984	19,675
Registration fees	181	1,067	2,519	3,931	8,123
Dividends and/or distributions payable	—	83,487	6,939	—	—
Other	37,095	49,263	483	827	36,928
Variation margin payable	—	—	—	—	3,524
Collateral for securities on loan	—	172,753,932	—	432,115	—
Written options and swaptions, at value (E)	—	—	—	—	199,910
Unrealized depreciation on forward foreign currency contracts	—	—	—	519,107	302,181
Total liabilities	233,421	182,481,198	12,329,043	1,146,127	3,787,446
Net assets	$333,177,881	$2,112,288,954	$100,347,764	$166,961,591	$240,384,848

Net assets consist of:
Paid-in capital	$333,579,685	$2,108,047,233	$103,345,116	$169,839,279	$241,550,611
Undistributed (distributions in excess of) net investment income (loss)	36,630	(62,627)	(1,740)	192,542	103,064
Accumulated net realized gain (loss)	(171,374)	(25,834,161)	(2,383,977)	(2,520,455)	(1,713,460)
Net unrealized appreciation (depreciation) on:
Investments	(267,060)	30,138,466	(611,635)	(45,752)	473,130
Written options and swaptions	—	—	—	—	20,414
Swap agreements	—	—	—	—	3
Futures contracts	—	—	—	—	(37,180)
Translation of assets and liabilities denominated in foreign currencies	—	43	—	(504,023)	(11,734)
Net assets	$333,177,881	$2,112,288,954	$100,347,764	$166,961,591	$240,384,848

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni		Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities
Net assets by class:
Class A	$—	$111,630,402	$39,772,340		$630,237	$—
Class B	—	2,125,344	—		—	—
Class C	—	49,701,886	12,664,884		786,815	—
Class I	—	184,023,975	47,890,629		268,011	—
Class I2	—	916,904,682	9,682		165,215,408	—
Class I3	180,600,072	341,071,569	—		—	64,333,157
Class R	101,695,183	120,927,131	—		—	115,233,271
Class R4	50,882,626	367,943,215	—		—	60,818,420
Class R6	—	17,940,123	—		50,973	—
Class T1	—	10,171	10,229		10,147	—
Advisor Class	—	10,456	—		—	—
Shares outstanding (unlimited shares, no par value):
Class A	—	12,013,668	3,516,050		63,221	—
Class B	—	228,482	—		—	—
Class C	—	5,374,848	1,118,262		80,183	—
Class I	—	19,673,130	4,224,049		26,753	—
Class I2	—	97,712,014	854		16,463,595	—
Class I3	18,067,936	36,346,614	—		—	6,417,850
Class R	10,175,053	12,886,603	—		—	11,496,893
Class R4	5,090,762	39,209,981	—		—	6,067,518
Class R6	—	1,911,413	—		5,079	—
Class T1	—	1,095	904		1,017	—
Advisor Class	—	1,117	—		—	—
Net asset value per share: (F)
Class A	$—	$9.29	$11.31		$9.97	$—
Class B	—	9.30	—		—	—
Class C	—	9.25	11.33		9.81	—
Class I	—	9.35	11.34		10.02	—
Class I2	—	9.38	11.33	(G)	10.04	—
Class I3	10.00	9.38	—		—	10.02
Class R	9.99	9.38	—		—	10.02
Class R4	10.00	9.38	—		—	10.02
Class R6	—	9.39	—		10.04	—
Class T1	—	9.29	11.32		9.98	—
Advisor Class	—	9.36	—		—	—
Maximum offering price per share: (H)
Class A	$—	$9.75	$11.69		$10.47	$—
Class T1	$—	$9.53	$11.61		$10.24	$—

(A) Investments, at cost	$322,865,865	$2,174,406,762	$97,366,408		$167,642,637	$241,662,744
(B) Securities on loan, at value	$—	$169,199,679	$—		$423,171	$—
(C) Repurchase agreements, at cost	$—	$54,660,253	$5,436,116		$100,291	$—
(D) Foreign currency, at cost	$—	$—	$—		$7,665	$(13,782)
(E) Premium received on written options and swaptions	$—	$—	$—		$—	$(220,324)

(F)	Net asset value per share for Class B, C, I, I2, I3, R, R4, R6, and Advisor shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(H)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Small Cap Value	Transamerica Large Cap Value
Assets:
Investments, at value (A) (B)	$3,556,467,599	$1,102,492,311	$4,522,072,492	$761,088,967	$2,179,339,316
Repurchase agreements, at value (C)	48,463,962	104,962,687	235,458,049	22,563,759	157,175,620
Cash	29,764,545	5,613	—	31,030	—
Foreign currency, at value (D)	—	—	1,286,002	564,074	—
Receivables and other assets:
Shares of beneficial interest sold	27,148	3,430,179	6,813,298	83,166	2,685,918
Investments sold	1,536,745	7,376,948	2,818,932	245,804	58,163,930
When-issued, delayed-delivery, and forward commitment securities sold	329,705,307	5,338,310	—	—	—
Interest	20,649,255	12,314,947	589	57	393
Dividends	—	—	18,125,737	4,944,928	4,090,328
Tax reclaims	—	—	4,619,385	594,077	596,644
Net income from securities lending	15,223	—	134,709	48,246	9,477
Due from distributor	—	61,988	—	—	—
Prepaid expenses	—	—	8,212	—	2,600
Total assets	3,986,629,784	1,235,982,983	4,791,337,405	790,164,108	2,402,064,226

Liabilities:
Cash deposit due to broker	1,449,343	—	—	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	3,275,237	2,039,156	26,387,766	96,810	660,166
Investments purchased	21,921,707	667,935	25,145,560	—	88,178,250
When-issued, delayed-delivery, and forward commitment securities purchased	762,015,221	23,464,236	1,178,414	—	—
Investment management fees	890,505	398,720	2,405,575	531,081	1,128,949
Distribution and service fees	201,750	208,085	164,430	—	54,042
Transfer agent fees	8,777	77,489	234,637	28,149	22,802
Trustees, CCO and deferred compensation fees	5,375	1,955	4,692	1,266	2,744
Audit and tax fees	41,810	18,823	40,880	14,390	17,818
Custody fees	39,438	14,861	222,632	148,817	34,739
Legal fees	3,264	2,363	6,304	5,189	3,765
Printing and shareholder reports fees	57,857	—	135,274	38,186	59,867
Registration fees	679	27,440	311	—	1,606
Dividends and/or distributions payable	—	384,375	—	—	—
Other	54,357	2,930	104,231	3,898	8,750
Collateral for securities on loan	86,778,380	—	229,227,519	30,405,653	10,442,250
Total liabilities	876,743,700	27,308,368	285,258,225	31,273,439	100,615,748
Net assets	$3,109,886,084	$1,208,674,615	$4,506,079,180	$758,890,669	$2,301,448,478

Net assets consist of:
Paid-in capital	$3,104,898,073	$1,237,063,312	$4,191,733,936	$739,378,140	$1,936,272,014
Undistributed (distributions in excess of) net investment income (loss)	(3,698,195)	(93,315)	20,593,354	2,548,185	4,265,290
Accumulated net realized gain (loss)	3,281,857	(15,295,020)	(36,736,177)	(11,735,598)	113,062,108
Net unrealized appreciation (depreciation) on:
Investments	5,404,349	(13,000,362)	330,366,227	28,689,906	247,849,066
Translation of assets and liabilities denominated in foreign currencies	—	—	121,840	10,036	—
Net assets	$3,109,886,084	$1,208,674,615	$4,506,079,180	$758,890,669	$2,301,448,478

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity		Transamerica International Small Cap Value	Transamerica Large Cap Value
Net assets by class:
Class A	$—	$348,273,990	$301,661,651		$—	$122,142,991
Class C	—	184,477,283	58,979,140		—	41,453,191
Class I	—	675,893,025	1,825,378,909		280,612,811	138,496,614
Class I2	1,981,617,654	9,782	1,791,719,490		478,277,858	1,989,778,963
Class I3	445,466,216	—	197,856,484		—	—
Class R	365,782,917	—	147,271,305		—	—
Class R4	317,019,297	—	41,454,102		—	—
Class R6	—	—	141,736,788		—	9,534,152
Class T1	—	10,177	10,284		—	10,027
Advisor Class	—	10,358	11,027		—	32,540
Shares outstanding (unlimited shares, no par value):
Class A	—	30,961,150	16,884,307		—	9,428,261
Class C	—	16,434,644	3,343,997		—	3,217,158
Class I	—	59,817,723	100,936,313		22,735,090	10,629,178
Class I2	195,622,498	866	98,992,602		38,690,568	152,796,592
Class I3	43,908,524	—	10,931,406		—	—
Class R	36,050,251	—	8,142,041		—	—
Class R4	31,247,706	—	2,291,085		—	—
Class R6	—	—	7,759,659		—	732,142
Class T1	—	905	575		—	773
Advisor Class	—	917	600		—	2,487
Net asset value per share: (E)
Class A	$—	$11.25	$17.87		$—	$12.95
Class C	—	11.22	17.64		—	12.89
Class I	—	11.30	18.08		12.34	13.03
Class I2	10.13	11.30	18.10		12.36	13.02
Class I3	10.15	—	18.10		—	—
Class R	10.15	—	18.09		—	—
Class R4	10.15	—	18.09		—	—
Class R6	—	—	18.27		—	13.02
Class T1	—	11.25	17.87	(F)	—	12.97
Advisor Class	—	11.30	18.37	(F)	—	13.08
Maximum offering price per share: (G)
Class A	$—	$11.63	$18.91		$—	$13.70
Class T1	$—	$11.54	$18.33		$—	$13.30

(A) Investments, at cost	$3,551,063,250	$1,115,492,673	$4,191,706,265		$732,399,061	$1,931,490,250
(B) Securities on loan, at value	$85,026,894	$—	$218,093,566		$28,753,318	$10,210,067
(C) Repurchase agreements, at cost	$48,463,962	$104,962,687	$235,458,049		$22,563,759	$157,175,620
(D) Foreign currency, at cost	$—	$—	$1,240,667		$563,395	$—

(E)	Net asset value per share for Class C, I, I2, I3, R, R4, R6, and Advisor shares represents offering price. The redemption price for Class A, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(G)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Large Core	Transamerica Large Growth	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income
Assets:
Investments, at value (A) (B)	$289,054,018	$870,315,879	$288,624,974	$1,739,940,950	$407,486,882
Repurchase agreements, at value (C)	—	—	1,236,237	104,604,276	7,806,243
Cash	3,208,104	435,418	—	—	—
Receivables and other assets:
Shares of beneficial interest sold	—	87,870	37,095	2,358,758	155,669
Investments sold	—	4,767,494	7,591,783	6,025,389	3,657,334
Interest	—	—	3	261	327,018
Dividends	230,319	425,303	121,044	924,127	1,979,972
Tax reclaims	—	3,014	—	—	—
Net income from securities lending	—	—	1,040	6,796	22,944
Prepaid expenses	—	—	—	3,350	—
Total assets	292,492,441	876,034,978	297,612,176	1,853,863,907	421,436,062

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	203,872	85,908	938,765	1,848,847	408,539
Investments purchased	—	4,130,451	7,252,633	28,007,394	1,939,461
Investment management fees	127,790	403,457	145,150	903,118	347,531
Distribution and service fees	32,572	110,826	25,825	169,995	31,026
Transfer agent fees	1,215	3,476	1,420	44,316	16,751
Trustees, CCO and deferred compensation fees	1,122	3,711	562	2,860	766
Audit and tax fees	13,360	15,296	22,811	30,705	16,548
Custody fees	13,031	40,071	28,139	49,245	19,923
Legal fees	2,067	6,760	6,278	10,117	3,567
Printing and shareholder reports fees	14,412	41,925	18,022	48,108	29,427
Registration fees	159	459	3,924	2,750	2,472
Other	15,485	27,543	56,538	49,499	2,410
Collateral for securities on loan	—	—	12,451,726	26,863,718	11,218,493
Written options and swaptions, at value (D)	—	—	—	—	51,250
Total liabilities	425,085	4,869,883	20,951,793	58,030,672	14,088,164
Net assets	$292,067,356	$871,165,095	$276,660,383	$1,795,833,235	$407,347,898

Net assets consist of:
Paid-in capital	$317,542,921	$889,475,995	$248,671,204	$1,665,506,746	$555,201,017
Undistributed (distributions in excess of) net investment income (loss)	149,095	(290,071)	(40,514)	3,584,332	(11,141,522)
Accumulated net realized gain (loss)	(24,965,663)	(46,311,661)	2,915,378	31,814,707	(171,872,240)
Net unrealized appreciation (depreciation) on:
Investments	(658,997)	28,290,676	25,114,315	94,927,450	35,177,549
Written options and swaptions	—	—	—	—	(13,387)
Translation of assets and liabilities denominated in foreign currencies	—	156	—	—	(3,519)
Net assets	$292,067,356	$871,165,095	$276,660,383	$1,795,833,235	$407,347,898

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Large Core	Transamerica Large Growth	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income
Net assets by class:
Class A	$—	$—	$8,644,056	$101,647,488	$37,119,793
Class C	—	—	1,183,813	13,966,346	30,054,516
Class I	—	—	532,597	428,967,303	50,469,416
Class I2	—	—	160,952,257	345,108,968	289,683,721
Class I3	201,121,995	533,200,928	35,760,234	292,267,374	—
Class R	79,797,819	253,438,765	52,558,429	129,093,970	—
Class R4	11,147,542	84,525,402	17,008,238	467,736,115	—
Class R6	—	—	—	17,025,358	—
Class T1	—	—	10,081	9,966	10,084
Advisor Class	—	—	10,678	10,347	10,368
Shares outstanding (unlimited shares, no par value):
Class A	—	—	652,152	8,500,939	4,608,301
Class C	—	—	91,354	1,178,637	3,747,743
Class I	—	—	39,886	35,709,572	6,262,522
Class I2	—	—	12,026,921	28,693,164	35,928,399
Class I3	20,127,098	51,557,633	2,671,203	24,297,746	—
Class R	7,988,848	24,524,412	3,929,174	10,737,919	—
Class R4	1,115,807	8,175,870	1,270,825	38,892,807	—
Class R6	—	—	—	1,406,232	—
Class T1	—	—	760	833	1,237
Advisor Class	—	—	800	853	1,270
Net asset value per share: (E)
Class A	$—	$—	$13.25	$11.96	$8.05
Class C	—	—	12.96	11.85	8.02
Class I	—	—	13.35	12.01	8.06
Class I2	—	—	13.38	12.03	8.06
Class I3	9.99	10.34	13.39	12.03	—
Class R	9.99	10.33	13.38	12.02	—
Class R4	9.99	10.34	13.38	12.03	—
Class R6	—	—	—	12.11	—
Class T1	—	—	13.26	11.96	8.15
Advisor Class	—	—	13.35	12.13	8.17	(F)
Maximum offering price per share: (G)
Class A	$—	$—	$14.02	$12.66	$8.52
Class T1	$—	$—	$13.60	$12.27	$8.36

(A) Investments, at cost	$289,713,015	$842,025,203	$263,510,659	$1,645,013,500	$372,309,333
(B) Securities on loan, at value	$—	$—	$12,086,466	$26,284,899	$10,955,978
(C) Repurchase agreements, at cost	$—	$—	$1,236,237	$104,604,276	$7,806,243
(D) Premium received on written options and swaptions	$—	$—	$—	$—	$(37,863)

(E)	Net asset value per share for Class C, I, I2, I3, R, R4, R6, and Advisor shares represents offering price. The redemption price for Class A, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(G)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Multi-Cap Growth	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Core	Transamerica Small Cap Growth
Assets:
Investments, at value (A) (B)	$290,339,732	$1,074,113,021	$2,820,805,799	$299,703,410	$160,840,256
Repurchase agreements, at value (C)	1,707,740	24,603,294	69,601,591	1,859,905	7,095,820
Cash	—	505,900	1,027,666	—	—
Cash collateral on deposit with broker	—	525,000	—	—	—
Receivables and other assets:
Shares of beneficial interest sold	33,239	2,489,505	11,816,866	31,933	101,442
Investments sold	6,169,024	155,528	10,205,667	2,260,363	—
When-issued, delayed-delivery, and forward commitment securities sold	—	44,005,604	—	—	—
Interest	13	2,602,848	24,402,121	5	53
Dividends	176,185	498,453	—	139,685	41,807
Tax reclaims	43,252	—	—	—	—
Net income from securities lending	96	4,029	1,430	4,382	2,847
Prepaid expenses	—	4,000	1,000	—	—
Total assets	298,469,281	1,149,507,182	2,937,862,140	303,999,683	168,082,225

Liabilities:
Cash deposit due to broker	—	281,000	—	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	183,671	853,363	9,855,055	24,339	33,753
Investments purchased	—	5,997,062	27,958,502	—	538,175
When-issued, delayed-delivery, and forward commitment securities purchased	—	101,559,302	19,796,014	—	—
Investment management fees	136,827	503,075	1,080,310	134,077	61,975
Distribution and service fees	16,085	272,831	621,388	29,258	22,932
Transfer agent fees	33,007	69,645	205,843	1,410	1,024
Trustees, CCO and deferred compensation fees	558	943	4,997	413	509
Audit and tax fees	11,364	15,783	26,578	22,211	20,321
Custody fees	12,015	8,933	88,348	34,405	23,004
Legal fees	1,840	1,476	20,049	1,328	5,923
Printing and shareholder reports fees	27,374	42,045	234,844	17,398	24,332
Registration fees	2,201	819	26	1,636	7,016
Dividends and/or distributions payable	—	—	487,659	—	—
Other	1,342	3,089	15,374	54,243	39,157
Variation margin payable	—	28,413	—	—	—
Collateral for securities on loan	8,205,299	7,716,200	13,747,477	13,455,982	14,977,378
Total liabilities	8,631,583	117,353,979	74,142,464	13,776,700	15,755,499
Net assets	$289,837,698	$1,032,153,203	$2,863,719,676	$290,222,983	$152,326,726

Net assets consist of:
Paid-in capital	$255,693,569	$879,093,212	$2,883,862,207	$357,357,100	$125,169,173
Undistributed (distributions in excess of) net investment income (loss)	(201,960)	64,820	(3,834,980)	184,489	(389,097)
Accumulated net realized gain (loss)	5,573,934	5,215,197	(28,068,973)	(75,470,288)	4,089,472
Net unrealized appreciation (depreciation) on:
Investments	28,772,155	147,647,659	11,761,422	8,151,687	23,457,178
Futures contracts	—	132,383	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(68)	—	(5)	—
Net assets	$289,837,698	$1,032,153,203	$2,863,719,676	$290,222,983	$152,326,726

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Multi-Cap Growth		Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond	Transamerica Small Cap Core	Transamerica Small Cap Growth
Net assets by class:
Class A	$48,991,127		$557,240,068		$989,006,592	$3,304,253	$14,245,346
Class B	825,808		3,052,198		—	—	—
Class C	8,241,709		217,710,946		562,853,814	688,867	3,042,714
Class I	59,288,078		245,294,851		995,660,870	1,719,592	5,259,150
Class I2	172,470,007		—		315,193,727	40,053,102	57,739,436
Class I3	—		—		—	165,658,138	18,255,761
Class R	—		—		—	69,162,499	42,101,432
Class R4	—		—		—	9,616,469	11,604,564
Class R6	—		8,834,992		984,387	—	57,653
Class T1	10,120		10,076		10,146	10,036	10,186
Advisor Class	10,849		10,072		10,140	10,027	10,484
Shares outstanding (unlimited shares, no par value):
Class A	7,370,479		20,928,179		96,843,896	284,297	2,216,249
Class B	160,512		115,396		—	—	—
Class C	1,579,535		8,322,093		55,218,095	59,968	511,090
Class I	8,077,537		9,170,938		99,211,565	147,411	794,893
Class I2	23,129,315		—		31,435,226	3,432,998	8,632,338
Class I3	—		—		—	14,194,979	2,728,199
Class R	—		—		—	5,931,601	6,297,304
Class R4	—		—		—	824,341	1,734,841
Class R6	—		330,271		98,192	—	8,616
Class T1	1,522		378		993	864	1,585
Advisor Class	1,477		376		1,010	858	1,584
Net asset value per share: (D)
Class A	$6.65		$26.63		$10.21	$11.62	$6.43
Class B	5.14		26.45		—	—	—
Class C	5.22		26.16		10.19	11.49	5.95
Class I	7.34		26.75		10.04	11.67	6.62
Class I2	7.46		—		10.03	11.67	6.69
Class I3	—		—		—	11.67	6.69
Class R	—		—		—	11.66	6.69
Class R4	—		—		—	11.67	6.69
Class R6	—		26.75		10.03	—	6.69
Class T1	6.65		26.69	(E)	10.22	11.62	6.43
Advisor Class	7.34	(E)	26.80	(E)	10.04	11.69	6.62
Maximum offering price per share: (F)
Class A	$7.04		$28.18		$10.47	$12.30	$6.80
Class T1	$6.82		$27.37		$10.48	$11.92	$6.59

(A) Investments, at cost	$261,567,577		$926,465,362		$2,809,044,377	$291,551,723	$137,383,078
(B) Securities on loan, at value	$8,031,160		$7,532,306		$13,467,902	$13,124,716	$14,654,952
(C) Repurchase agreements, at cost	$1,707,740		$24,603,294		$69,601,591	$1,859,905	$7,095,820

(D)	Net asset value per share for Class B, C, I, I2, I3, R, R4, R6, and Advisor shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income	Transamerica Unconstrained Bond		Transamerica US Growth
Assets:
Investments, at value (A) (B)	$356,259,176	$904,343,088	$148,793,819	$247,719,877		$1,075,268,084
Repurchase agreements, at value (C)	3,316,338	4,209,929	317,758	34,354,660		3,091,121
Cash	3,305	26,484,973	—	—		—
Foreign currency, at value (D)	—	—	96,864	82		—
Unrealized appreciation on unfunded commitments	—	—	—	243		—
Receivables and other assets:
Shares of beneficial interest sold	14,359	1,048,382	51,142	6,780		127,376
Investments sold	2,125,175	7,757,805	825,374	333,952		5,171,663
Interest	8	10	697,641	1,459,656		8
Dividends	78,234	319,688	139,463	—		425,681
Tax reclaims	—	—	388,061	—		471,406
Net income from securities lending	64,427	13,227	7,403	3,423		116
Prepaid expenses	2,000	2,393	10,161	—		—
Total assets	361,863,022	944,179,495	151,327,686	283,878,673		1,084,555,455

Liabilities:
Due to custodian	—	—	—	1,978,416		—
Payables and other liabilities:
Shares of beneficial interest redeemed	73,981	1,438,805	298,920	72		615,485
Investments purchased	2,420,770	7,427,478	497,686	—		5,904,107
When-issued, delayed-delivery, and forward commitment securities purchased	—	—	—	21,248,790		—
Investment management fees	184,353	518,766	55,120	130,603		559,230
Administration fees	6,255	—	—	—		—
Distribution and service fees	10,861	277,093	42,860	—		129,397
Transfer agent fees	1,677	127,950	7,754	1,518		120,776
Trustees, CCO and deferred compensation fees	617	1,132	342	211		1,681
Audit and tax fees	21,880	13,083	17,971	18,173		15,496
Custody fees	23,341	36,831	18,735	45,294		25,477
Legal fees	2,790	1,567	1,276	356		4,823
Printing and shareholder reports fees	21,258	95,598	11,829	4,451		67,014
Registration fees	19	448	6,653	3,115		370
Other	58,543	1,990	2,037	765		5,056
Variation margin payable	—	—	—	38,479		—
Foreign capital gains tax	—	—	—	5,455		—
Collateral for securities on loan	27,618,661	55,331,977	10,349,816	4,884,125		6,307,888
Total liabilities	30,445,006	65,272,718	11,310,999	28,359,823		13,756,800
Net assets	$331,418,016	$878,906,777	$140,016,687	$255,518,850		$1,070,798,655

Net assets consist of:
Paid-in capital	$284,514,846	$668,461,348	$122,424,203	$254,401,036		$735,674,204
Undistributed (distributions in excess of) net investment income (loss)	(203,712)	(556,526)	412,239	435,244		(671,538)
Accumulated net realized gain (loss)	2,794,351	63,116,396	6,702,709	(1,424,349)		39,225,176
Net unrealized appreciation (depreciation) on:
Investments	44,312,531	147,885,559	10,496,888	2,630,883	(E)	296,477,744
Unfunded commitments	—	—	—	243		—
Futures contracts	—	—	—	(524,976)		—
Translation of assets and liabilities denominated in foreign currencies	—	—	(19,352)	769		93,069
Net assets	$331,418,016	$878,906,777	$140,016,687	$255,518,850		$1,070,798,655

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2017

(unaudited)

	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value		Transamerica Strategic High Income	Transamerica Unconstrained Bond	Transamerica US Growth
Net assets by class:
Class A	$2,548,054		$375,560,005		$26,708,166	$—	$473,787,288
Class B	—		8,461,860		—	—	6,327,249
Class C	839,655		257,998,602		48,604,112	—	47,306,608
Class I	651,738		214,014,942		64,667,965	1,328,428	169,768,995
Class I2	267,334,400		20,863,022		10,496	254,179,953	270,825,538
Class I3	17,517,612		—		—	—	—
Class R	36,107,785		—		—	—	—
Class R4	6,340,935		—		—	—	—
Class R6	57,508		1,981,681		—	—	—
Class T	—		—		—	—	102,761,655
Class T1	10,151		10,064		10,134	—	10,216
Advisor Class	10,178		16,601		15,814	10,469	11,106
Shares outstanding (unlimited shares, no par value):
Class A	226,056		13,265,915		2,514,398	—	25,241,468
Class B	—		331,629		—	—	353,657
Class C	74,778		10,263,490		4,595,228	—	2,637,655
Class I	57,453		7,339,034		6,082,556	130,722	8,905,854
Class I2	23,551,555		714,499		1,028	25,052,460	14,238,114
Class I3	1,543,204		—		—	—	—
Class R	3,181,264		—		—	—	—
Class R4	558,627		—		—	—	—
Class R6	5,040		67,619		—	—	—
Class T	—		—		—	—	2,180,400
Class T1	900		355		946	—	544
Advisor Class	891		563		1,480	1,028	581
Net asset value per share: (F)
Class A	$11.27		$28.31		$10.62	$—	$18.77
Class B	—		25.52		—	—	17.89
Class C	11.23		25.14		10.58	—	17.94
Class I	11.34		29.16		10.63	10.16	19.06
Class I2	11.35		29.20		10.21	10.15	19.02
Class I3	11.35		—		—	—	—
Class R	11.35		—		—	—	—
Class R4	11.35		—		—	—	—
Class R6	11.41		29.31		—	—	—
Class T	—		—		—	—	47.13
Class T1	11.28		28.32	(G)	10.71	—	18.78
Advisor Class	11.43	(G)	29.47	(G)	10.69	10.18	19.13	(G)
Maximum offering price per share: (H)
Class A	$11.93		$29.96		$11.24	$—	$19.86
Class T	$—		$—		$—	$—	$51.51
Class T1	$11.57		$29.05		$10.98	$—	$19.26

(A) Investments, at cost	$311,946,645		$756,457,529		$138,296,931	$245,086,982	$778,790,340
(B) Securities on loan, at value	$26,948,400		$54,062,765		$10,046,739	$4,782,590	$6,176,176
(C) Repurchase agreements, at cost	$3,316,338		$4,209,929		$317,758	$34,354,660	$3,091,121
(D) Foreign currency, at cost	$—		$—		$96,696	$82	$—

(E)	Net of foreign capital gains tax of $2,012.
(F)	Net asset value per share for Class B, C, I, I2, I3, R, R4, R6, and Advisor shares represents offering price. The redemption price for Class A, B, C, T and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(H)	Maximum offering price per share for Class A, T and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS

For the period ended:

	Transamerica Bond	Transamerica Capital Growth (A) (B)	Transamerica Concentrated Growth (A) (B)	Transamerica Dividend Focused (A) (B)	Transamerica Dynamic Allocation (A)
	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)
Investment Income:
Dividend income	$190,588	$931,102	$1,564,770	$11,183,934	$203,078
Interest income	5,050,731	7,278	1,089	2,500	37
Net income (loss) from securities lending	22,929	162,752	13,079	7,237	8,985
Withholding taxes on foreign income	—	—	(66,381)	—	—
Total investment income	5,264,248	1,101,132	1,512,557	11,193,671	212,100

Expenses:
Investment management fees	748,949	2,565,930	832,806	2,784,175	57,975
Distribution and service fees:
Class A	—	216,565	873	114,609	11,257
Class B	—	10,361	—	—	—
Class C	—	325,575	3,764	39,229	41,256
Class T1	—	3	3	3	3
Transfer agent fees
Class A	—	127,442	565	10,151	7,370
Class B	—	5,245	—	—	—
Class C	—	48,736	313	3,785	5,748
Class I	—	106,613	13,023	6,610	1,478
Class I2	7,987	8,828	8,221	26,258	—
Class R6	28	—	—	62	—
Advisor Class	—	8	8	8	—
Trustees, CCO and deferred compensation fees	1,868	5,241	2,124	6,482	160
Audit and tax fees	16,862	14,100	14,471	15,211	11,176
Custody fees	32,111	44,276	20,400	46,387	7,075
Legal fees	6,829	15,081	7,798	18,349	386
Printing and shareholder reports fees	12,007	42,899	12,495	25,910	2,369
Registration fees	12,866	79,828	75,640	94,916	31,924
Other	5,238	12,363	6,598	13,659	2,004
Total expenses before waiver and/or reimbursement and recapture	844,745	3,629,094	999,102	3,205,804	180,181
Expenses waived and/or reimbursed:
Class A	—	—	(23)	—	(20,033)
Class B	—	(1,798)	—	—	—
Class C	—	—	—	—	(17,346)
Class I	—	—	—	—	(5,324)
Class I2	(85,792)	—	—	—	—
Class R6	(298)	—	—	—	—
Class T1	—	—	—	—	(7)
Advisor Class	—	—	(2)	(2)	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	2	—	—
Class I	—	—	—	—	4
Class R6	6	—	—	—	—
Class T1	—	—	—	—	4
Net expenses	758,661	3,627,296	999,079	3,205,802	137,479
Net investment income (loss)	4,505,587	(2,526,164)	513,478	7,987,869	74,621

Net realized gain (loss) on:
Investments	211,231	14,978,614	3,551,059	22,153,279	62,345
Foreign currency transactions	(141,286)	(47)	(564)	—	—
Net realized gain (loss)	69,945	14,978,567	3,550,495	22,153,279	62,345

Net change in unrealized appreciation (depreciation) on:
Investments	1,367,075	85,551,077	21,478,378	71,055,109	1,328,215
Translation of assets and liabilities denominated in foreign currencies	14,177	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,381,252	85,551,077	21,478,378	71,055,109	1,328,215
Net realized and change in unrealized gain (loss)	1,451,197	100,529,644	25,028,873	93,208,388	1,390,560
Net increase (decrease) in net assets resulting from operations	$5,956,784	$98,003,480	$25,542,351	$101,196,257	$1,465,181

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the period ended:

	Transamerica Dynamic Income (A) (B)	Transamerica Emerging Markets Debt (A) (C)		Transamerica Emerging Markets Equity (A) (C)	Transamerica Event Driven (C) (D)	Transamerica Flexible Income (A) (C)
	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)		April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)
Investment Income:
Dividend income	$9,656,210	$—		$1,443,719	$208,083	$288,185
Interest income	366	23,287,508		1,075	1,754,422	9,400,953
Net income (loss) from securities lending	251,154	85,272		8,517	11,385	41,969
Withholding taxes on foreign income	—	1,916		(197,362)	(3,953)	—
Total investment income	9,907,730	23,374,696		1,255,949	1,969,937	9,731,107

Expenses:
Investment management fees	949,986	2,255,606		737,697	565,196	1,031,665
Distribution and service fees:
Class A	139,670	40,389		4,607	—	106,009
Class B	—	—		—	—	4,904
Class C	962,991	66,473		9,490	—	273,657
Class T1	3	3		3	—	3
Transfer agent fees
Class A	51,061	28,080		3,331	—	60,250
Class B	—	—		—	—	1,768
Class C	102,217	11,001		1,277	—	27,620
Class I	40,049	265,948		515	22	98,002
Class I2	—	6,524		5,404	3,555	4,750
Class R6	—	10		—	—	155
Advisor Class	3	41		8	7	8
Trustees, CCO and deferred compensation fees	3,089	5,677		1,205	752	3,628
Audit and tax fees	13,167	21,573		12,927	15,192	17,046
Custody fees	8,434	181,783		112,316	111,388	38,234
Legal fees	7,381	12,259		3,247	1,715	7,781
Printing and shareholder reports fees	37,399	47,977		5,878	4,029	23,700
Registration fees	49,430	75,124		75,238	43,584	71,405
Interest	—	—		—	94,599	—
Dividends, interest and fees for borrowings from securities sold short	—	—		—	147,182	—
Other	6,788	12,782		3,483	5,089	7,107
Total expenses before waiver and/or reimbursement and recapture	2,371,668	3,031,250		976,626	992,310	1,777,692
Expenses waived and/or reimbursed:
Class B	—	—		—	—	(341)
Class C	(3,042)	—		—	—	—
Class I	(799)	—		—	(36)	—
Class I2	—	—		—	(107,738)	—
Advisor Class	(2)	—		—	(16)	—
Recapture of previously waived and/or reimbursed fees:
Class B	—	—		—	—	13
Class C	834	—		—	—	—
Class I	11	—		—	1	—
Advisor Class	1	—		—	1	—
Net expenses	2,368,671	3,031,250		976,626	884,522	1,777,364
Net investment income (loss)	7,539,059	20,343,446		279,323	1,085,415	7,953,743

Net realized gain (loss) on:
Investments	(770,367)	(713,036	)(E)	2,847,376	2,492,347	(4,683,783)
Securities sold short	—	—		—	(730,691)	—
Written options and swaptions	—	—		—	11,446	—
Swap agreements	—	—		—	12,660	—
Futures contracts	—	—		—	(67,435)	—
Foreign currency transactions	—	972,085		(4,747)	(98,506)	(10,143)
Net realized gain (loss)	(770,367)	259,049		2,842,629	1,619,821	(4,693,926)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,802,107	8,618,039	(F)	13,320,661	2,048,566	4,524,087
Securities sold short	—	—		—	(1,289,972)	—
Swap agreements	—	—		—	(144,812)	—
Futures contracts	—	—		—	(30,109)	—
Translation of assets and liabilities denominated in foreign currencies	—	807,015		2,264	115,023	965
Net change in unrealized appreciation (depreciation)	2,802,107	9,425,054		13,322,925	698,696	4,525,052
Net realized and change in unrealized gain (loss)	2,031,740	9,684,103		16,165,554	2,318,517	(168,874)
Net increase (decrease) in net assets resulting from operations	$9,570,799	$30,027,549		$16,444,877	$3,403,932	$7,784,869

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.
(C)	Advisor Class commenced operations on December 16, 2016.
(D)	Class I commenced operations on November 11, 2016.
(E)	Net of realized foreign capital gains tax of $ 89,728.
(F)	Net change in foreign capital gains tax of $ 299,999.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the period ended:

	Transamerica Floating Rate (A)	Transamerica Global Equity (A) (B)	Transamerica Global Long/Short Equity (A) (B)	Transamerica Government Money Market	Transamerica Growth
	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)
Investment Income:
Dividend income	$227,672	$1,276,606	$113,424	$—	$1,472,332
Interest income	11,012,246	200	—	807,820	301
Net income (loss) from securities lending	20,285	9,929	—	—	4,136
Withholding taxes on foreign income	—	(86,059)	(7,238)	—	(10,066)
Total investment income	11,260,203	1,200,676	106,186	807,820	1,466,703

Expenses:
Investment management fees	1,459,606	485,464	45,737	366,342	1,491,471
Distribution and service fees:
Class A	23,143	48,903	2,853	257,417	—
Class B	—	7,006	—	6,093	—
Class C	52,951	232,571	—	111,204	—
Class T1	3	3	3	—	—
Transfer agent fees
Class A	5,874	40,824	96	108,073	—
Class B	—	3,105	—	2,464	—
Class C	3,229	44,112	—	15,540	—
Class I	17,450	14,915	1,205	22,716	—
Class I2	14,727	—	161	364	13,588
Class R6	—	18	—	—	163
Advisor Class	—	8	8	—	—
Trustees, CCO and deferred compensation fees	3,269	1,031	71	1,938	2,895
Audit and tax fees	19,290	11,402	11,680	9,759	11,464
Custody fees	126,188	47,522	68,250	55,798	32,627
Legal fees	6,778	4,194	1,261	4,311	6,960
Printing and shareholder reports fees	8,650	17,770	750	6,968	10,315
Registration fees	44,427	87,178	58,658	61,056	13,628
Dividends, interest and fees for borrowings from securities sold short	—	—	108,652	—	—
Other	5,179	4,406	1,369	16,986	4,974
Total expenses before waiver and/or reimbursement and recapture	1,790,764	1,050,432	300,754	1,047,029	1,588,085
Expenses waived and/or reimbursed:
Class A	(3,086)	(48,694)	(30,665)	(162,800)	—
Class B	—	(3,387)	—	(7,735)	—
Class C	(776)	(53,448)	—	(103,767)	—
Class I	(6,565)	(22,276)	(31,827)	(15,422)	—
Class I2	—	—	(57,789)	(4,797)	—
Class R6	—	(212)	—	—	—
Class T1	—	(4)	(66)	—	—
Advisor Class	—	(10)	(117)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	3,333	—	—	17,579	—
Class B	—	—	—	413	—
Class C	1,059	—	—	—	—
Class I	502	1,705	—	16,858	—
Class I2	—	—	—	13,888	—
Class R6	—	96	—	—	—
Class T1	—	3	35	—	—
Advisor Class	—	1	9	—	—
Net expenses	1,785,231	924,206	180,334	801,246	1,588,085
Net investment income (loss)	9,474,972	276,470	(74,148)	6,574	(121,382)

Net realized gain (loss) on:
Investments	730,328	1,817,010	605,045	199	28,495,358
Securities sold short	—	—	(425,841)	—	—
Written options and swaptions	—	—	(9,745)	—	—
Foreign currency transactions	—	(8,727)	(13,824)	—	(344)
Net realized gain (loss)	730,328	1,808,283	155,635	199	28,495,014

Net change in unrealized appreciation (depreciation) on:
Investments	1,339,666	12,185,779	662,619	—	19,534,712
Unfunded commitment	6,348	—	—	—	—
Securities sold short	—	—	(259,791)	—	—
Written options and swaptions	—	—	220	—	—
Translation of assets and liabilities denominated in foreign currencies	—	6,375	(96)	—	(31)
Net change in unrealized appreciation (depreciation)	1,346,014	12,192,154	402,952	—	19,534,681
Net realized and change in unrealized gain (loss)	2,076,342	14,000,437	558,587	199	48,029,695
Net increase (decrease) in net assets resulting from operations	$11,551,314	$14,276,907	$484,439	$6,773	$47,908,313

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the periods and year ended:

	Transamerica High Quality Bond (A)		Transamerica High Yield Bond (D) (E) (F)	Transamerica High Yield Muni (E)	Transamerica Inflation Opportunities (E)
	April 30, 2017 (unaudited) (B)	December 31, 2016 (C)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)
Investment Income:
Dividend income	$—	$—	$502,015	$14,608	$20,704
Interest income	146,476	—	44,519,121	1,917,084	2,145,846
Interest income allocated from Series Portfolio	326,343	1,114,553	—	—	—
Net income (loss) from securities lending	—	—	316,838	145	841
Net income (loss) from securities lending allocated from Series Portfolio	34	2,676	—	—	—
Withholding taxes on foreign income allocated from Series Portfolio	—	(1)	—	—	—
Expenses (net of waiver and/or reimbursement) allocated from Series Portfolio	(66,568)	(208,827)	—	—	—
Total investment income	406,285	908,401	45,337,974	1,931,837	2,167,391

Expenses:
Investment management fees	24,378	—	4,137,043	268,302	489,147
Distribution and service fees:
Class A	—	—	137,522	51,539	772
Class B	—	—	12,047	—	—
Class C	—	—	246,623	62,626	2,885
Class R	9,743	—	57,598	—	—
Class R4	44,619	140,536	86,328	—	—
Class T1	—	—	3	3	3
Administration fees	8,425	28,107	—	—	—
Transfer agent fees
Class A	—	—	87,673	17,570	223
Class B	—	—	2,759	—	—
Class C	—	—	26,983	4,313	250
Class I	—	—	96,087	24,077	246
Class I2	—	—	34,881	—	6,262
Class I3	260	—	2,474	—	—
Class R4	75	—	2,590	—	—
Class R6	—	—	390	—	2
Advisor Class	—	—	8	—	—
Trustees, CCO and deferred compensation fees	496	990	10,006	851	1,348
Audit and tax fees	4,062	10,093	21,124	15,194	18,067
Custody fees	4,207	11,100	58,180	11,912	27,578
Legal fees	1,015	2,107	18,530	1,791	3,011
Printing and shareholder reports fees	1,899	6,128	57,767	7,889	5,019
Registration fees	7,451	22,084	123,465	38,593	64,502
Other	821	1,894	52,048	2,451	3,481
Total expenses before waiver and/or reimbursement and recapture	107,451	223,039	5,272,129	507,111	622,796
Expenses waived and/or reimbursed:
Class A	—	—	—	(27,506)	(155)
Class C	—	—	—	(17,593)	(241)
Class I	—	—	—	(10,711)	(222)
Class I3	(1,641)	—	(8,476)	—	—
Class R	—	—	(2,054)	—	—
Class R4	(21,325)	(69,740)	(8,752)	—	—
Class T1	—	—	—	—	(1)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	2,036	8
Class C	—	—	—	1,481	60
Class I	—	—	—	685	30
Class I3	—	—	122	—	—
Class R4	—	—	2	—	—
Class T1	—	—	—	—	1
Net expenses	84,485	153,299	5,252,971	455,503	622,276
Net investment income (loss)	321,800	755,102	40,085,003	1,476,334	1,545,115

Net realized gain (loss) on:
Investments	—	—	(3,510,598)	(2,358,492)	(162,113)
Foreign currency transactions	—	—	—	—	48,116
Allocated from Series Portfolio	1,511,352	(271,995)	—	—	—
Net realized gain (loss)	1,511,352	(271,995)	(3,510,598)	(2,358,492)	(113,997)

Net change in unrealized appreciation (depreciation) on:
Investments	(267,060)	—	48,194,371	(2,253,792)	55,498
Translation of assets and liabilities denominated in foreign currencies	—	—	43	—	(622,847)
Allocated from Series Portfolio	(1,308,687)	202,411	—	—	—
Net change in unrealized appreciation (depreciation)	(1,575,747)	202,411	48,194,414	(2,253,792)	(567,349)
Net realized and change in unrealized gain (loss)	(64,395)	(69,584)	44,683,816	(4,612,284)	(681,346)
Net increase (decrease) in net assets resulting from operations	$257,405	$685,518	$84,768,819	$(3,135,950)	$863,769

(A)	Formerly, Transamerica Partners Institutional High Quality Bond. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which is the accounting survivor (the “Accounting Survivor”) pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding series of Transamerica Partners Portfolios (“Series Portfolio”). The Statements of Operations represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	For the year ended December 31, 2016.
(D)	Class I3, R, and R4 commenced operations March 24, 2017.
(E)	Class T1 commenced operations March 17, 2017.
(F)	Advisor Class commenced operations December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the periods and year ended:

	Transamerica Inflation- Protected Securities (A)		Transamerica Intermediate Bond (D)		Transamerica Intermediate Muni (F) (G)
	April 30, 2017 (unaudited) (B)	December 31, 2016 (C)	April 30, 2017 (unaudited) (E)	December 31, 2016 (C)	April 30, 2017 (unaudited)
Investment Income:
Dividend income	$—	$—	$27,394	$—	$1,658
Dividend income allocated from Series Portfolios	—	—	10,946	44,995	—
Interest income	165,157	—	8,537,837	—	16,646,426
Interest income allocated from Series Portfolios	437,208	1,395,506	1,765,525	9,782,881	—
Net income (loss) from securities lending	—	—	18,575	—	—
Net income (loss) from securities lending allocated from Series Portfolios	327	3,033	5,942	35,424	—
Withholding taxes on foreign income allocated from Series Portfolios	—	—	—	4	—
Expenses (net of waiver and/or reimbursement) allocated from Series Portfolios	(81,039)	(306,139)	(272,857)	(1,279,885)	—
Total investment income	521,653	1,092,400	10,093,362	8,583,419	16,648,084

Expenses:
Investment management fees	17,472	—	1,116,474	—	2,607,404
Distribution and service fees:
Class A	—	—	—	—	444,034
Class C	—	—	—	—	922,952
Class R	11,010	—	175,741	—	—
Class R4	50,802	197,308	256,215	910,129	—
Class T1	—	—	—	—	3
Administration fees	9,579	39,461	36,006	182,026	—
Transfer agent fees
Class A	—	—	—	—	81,804
Class C	—	—	—	—	48,442
Class I	—	—	—	—	356,363
Class I2	—	—	14,204	—	—
Class I3	92	—	3,225	—	—
Class R4	87	—	2,286	—	—
Advisor Class	—	—	—	—	8
Trustees, CCO and deferred compensation fees	610	1,483	4,716	6,742	9,746
Audit and tax fees	4,245	10,649	9,585	17,381	21,027
Custody fees	6,307	11,100	19,578	11,100	55,366
Legal fees	1,264	2,951	11,513	13,544	22,169
Printing and shareholder reports fees	2,607	8,189	8,253	35,421	57,389
Registration fees	8,251	26,757	56,073	33,251	89,398
Other	1,331	2,470	6,028	9,187	11,403
Total expenses before waiver and/or reimbursement and recapture	113,657	300,368	1,719,897	1,218,781	4,727,508
Expenses waived and/or reimbursed:
Class A	—	—	—	—	(177,614)
Class C	—	—	—	—	(230,738)
Class I3	(1,295)	—	(2,090)	—	—
Class R	—	—	—	—	—
Class R4	(29,586)	(103,130)	(46,023)	(194,347)	—
Net expenses	82,776	197,238	1,671,784	1,024,434	4,319,156
Net investment income (loss)	438,877	895,162	8,421,578	7,558,985	12,328,928

Net realized gain (loss) on:
Investments	(14,765)	—	3,721,224	—	(15,279,508)
Written options and swaptions	26,469	—	—	—	—
Futures contracts	(12,007)	—	—	—	—
Foreign currency transactions	1,708	—	—	—	—
Allocated from Series Portfolios	425,860	(242,185)	2,063,488	3,195,662	—
Net realized gain (loss)	427,265	(242,185)	5,784,712	3,195,662	(15,279,508)

Net change in unrealized appreciation (depreciation) on:
Investments	457,865	—	17,345,765	—	(19,984,323)
Written options and swaptions	20,414	—	—	—	—
Swap agreements	3	—	—	—	—
Futures contracts	(37,180)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(11,737)	—	—	—	—
Allocated from Series Portfolios	57,860	2,279,047	(33,975)	745,508	—
Net change in unrealized appreciation (depreciation)	487,225	2,279,047	17,311,790	745,508	(19,984,323)
Net realized and change in unrealized gain (loss)	914,490	2,036,862	23,096,502	3,941,170	(35,263,831)
Net increase (decrease) in net assets resulting from operations	$1,353,367	$2,932,024	$31,518,080	$11,500,155	$(22,934,903)

(A)	Formerly, Transamerica Partners Institutional Inflation-Protected Securities. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Operations represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	For the year ended December 31, 2016.
(D)	Formerly, Transamerica Partners Institutional Core Bond. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Operations represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(F)	Class T1 commenced operations on March 17, 2017.
(G)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the periods and year ended:

	Transamerica International Equity (A) (B) (C)	Transamerica International Small Cap Value	Transamerica Large Cap Value (A) (B)	Transamerica Large Core (D)
	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited) (E)	December 31, 2016 (F)
Investment Income:
Dividend income	$59,249,904	$11,747,825	$23,213,413	$626,593	$—
Dividend income allocated from Series Portfolio	—	—	—	44,111	272,550
Interest income	36,697	1,150	21,172	3	—
Interest income allocated from Series Portfolio	—	—	—	4	25
Net income (loss) from securities lending	383,779	207,343	43,011	—	—
Net income (loss) from securities lending allocated from Series Portfolio	—	—	—	93	2,285
Withholding taxes on foreign income	(6,066,692)	(1,089,342)	(539,472)	(1,462)	—
Withholding taxes on foreign income allocated from Series Portfolio	—	—	—	(208)	(531)
Expenses (net of waiver and/or reimbursement) allocated from Series Portfolio	—	—	—	(13,423)	(67,243)
Total investment income	53,603,688	10,866,976	22,738,124	655,711	207,086

Expenses:
Investment management fees	13,777,995	3,269,656	7,043,322	246,640	—
Distribution and service fees:
Class A	362,241	—	127,630	—	—
Class C	283,309	—	166,472	—	—
Class R	96,406	—	—	53,501	—
Class R4	13,660	—	—	8,876	26,964
Class T1	3	—	3	—	—
Administration fees	—	—	—	1,033	5,393
Transfer agent fees
Class A	279,295	—	47,470	—	—
Class C	46,613	—	14,898	—	—
Class I	834,588	134,386	50,750	—	—
Class I2	63,433	16,404	72,382	—	—
Class I3	1,942	—	—	2,022	—
Class R	2	—	—	5	—
Class R4	410	—	—	111	—
Class R6	3,972	—	241	—	—
Advisor Class	8	—	7	—	—
Trustees, CCO and deferred compensation fees	27,648	5,498	16,185	888	164
Audit and tax fees	29,448	15,430	20,559	5,452	9,041
Custody fees	610,921	223,497	80,590	6,503	11,100
Legal fees	61,554	13,593	33,541	1,453	444
Printing and shareholder reports fees	118,845	23,556	43,361	2,028	1,873
Registration fees	163,018	36,988	71,620	16,282	20,548
Other	73,217	12,206	22,016	1,594	854
Total expenses	16,848,528	3,751,214	7,811,047	346,388	76,381
Expenses waived and/or reimbursed:
Class I3	—	—	—	(17,367)	—
Class R	—	—	—	(6,037)	—
Class R4	—	—	—	(9,633)	(47,032)
Class R6	(800)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class R6	800	—	—	—	—
Net expenses	16,848,528	3,751,214	7,811,047	313,351	29,349
Net investment income (loss)	36,755,160	7,115,762	14,927,077	342,360	177,737

Net realized gain (loss) on:
Investments	(31,561,018)	(10,986,826)	127,189,529	224,654	—
Foreign currency transactions	(985,460)	17,457	—	12	—
Allocated from Series Portfolio	—	—	—	(19,816,427)	53,941
Net realized gain (loss)	(32,546,478)	(10,969,369)	127,189,529	(19,591,761)	53,941

Net change in unrealized appreciation (depreciation) on:
Investments	393,438,186	82,234,725	145,356,755	(658,843)	—
Translation of assets and liabilities denominated in foreign currencies	483,230	57,383	—	—	—
Allocated from Series Portfolio	—	—	—	20,356,926	517,564
Net change in unrealized appreciation (depreciation)	393,921,416	82,292,108	145,356,755	19,698,083	517,564
Net realized and change in unrealized gain (loss)	361,374,938	71,322,739	272,546,284	106,322	571,505
Net increase (decrease) in net assets resulting from operations	$398,130,098	$78,438,501	$287,473,361	$448,682	$749,242

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I3, R, and R4 commenced operations on March 10, 2017.
(D)	Formerly, Transamerica Partners Institutional Large Core. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Operations represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(F)	For the year ended December 31, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the periods and year ended:

	Transamerica Large Growth (A)		Transamerica Mid Cap Growth (D) (E)		Transamerica Mid Cap Value Opportunities (E) (F) (G)
	April 30, 2017 (unaudited) (B)	December 31, 2016 (C)	April 30, 2017 (unaudited) (B)	December 31, 2016 (C)	April 30, 2017 (unaudited)
Investment Income:
Dividend income	$720,807	$—	$348,553	$—	$9,606,873
Dividend income allocated from Series Portfolios	148,834	1,020,591	30,578	136,127	—
Interest income	—	—	107	—	19,267
Interest income allocated from Series Portfolios	35	198	5	10	—
Net income (loss) from securities lending	1	—	1,453	—	36,165
Net income (loss) from securities lending allocated from Series Portfolios	418	45,130	231	3,764	—
Withholding taxes on foreign income	(11,275)	—	—	—	(36,900)
Withholding taxes on foreign income allocated from Series Portfolios	(21,442)	(8,408)	(878)	(1,036)	—
Expenses (net of waiver and/or reimbursement) allocated from Series Portfolios	(105,726)	(638,420)	(27,351)	(121,049)	—
Total investment income	731,652	419,091	352,698	17,816	9,625,405
Expenses:
Investment management fees	744,668	—	275,256	—	3,427,487
Distribution and service fees:
Class A	—	—	2,796	—	120,269
Class C	—	—	1,565	—	50,759
Class R	166,362	—	35,067	—	62,504
Class R4	68,525	256,344	14,005	40,385	112,557
Class T1	—	—	3	—	3
Administration fees	8,131	51,269	1,634	8,077	—
Transfer agent fees
Class A	—	—	1,463	—	35,535
Class C	—	—	202	—	5,336
Class I	—	—	78	—	192,171
Class I2	—	—	1,596	—	12,542
Class I3	5,261	—	355	—	2,106
Class R	2	—	2	—	4
Class R4	836	—	175	—	3,377
Class R6	—	—	—	—	87
Advisor Class	—	—	3	—	8
Trustees, CCO and deferred compensation fees	3,139	1,916	451	316	6,134
Audit and tax fees	5,938	11,173	4,989	9,131	16,390
Custody fees	18,459	11,100	7,098	11,100	37,038
Legal fees	4,924	3,804	1,405	557	13,572
Printing and shareholder reports fees	8,081	10,613	3,105	2,263	25,577
Registration fees	18,750	23,283	67,231	18,421	133,448
Other	3,701	2,971	3,353	991	19,448
Total expenses before waiver and/or reimbursement and recapture	1,056,777	372,473	421,832	91,241	4,276,352
Expenses waived and/or reimbursed:
Class A	—	—	(731)	—	(1,132)
Class C	—	—	(98)	—	(81)
Class I	—	—	(45)	—	—
Class I3	(36,485)	—	(11,186)	—	(18,622)
Class R	—	—	(8,934)	—	(1,277)
Class R4	(24,197)	(109,097)	(18,236)	(59,148)	(51,825)
Advisor Class	—	—	(3)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	—	1,132
Class C	—	—	5	—	81
Class I3	—	—	3,567	—	3,284
Class R	—	—	5,211	—	1,277
Class R4	—	—	1,829	—	4,716
Advisor Class	—	—	1	—	—
Net expenses	996,095	263,376	393,212	32,093	4,213,905
Net investment income (loss)	(264,443)	155,715	(40,514)	(14,277)	5,411,500
Net realized gain (loss) on:
Investments	614,043	—	3,173,865	—	34,113,476
Foreign currency transactions	(1,573)	—	—	—	—
Allocated from Series Portfolios	(18,964,494)	8,322,753	(93,487)	660,335	—
Net realized gain (loss)	(18,352,024)	8,322,753	3,080,378	660,335	34,113,476

Net change in unrealized appreciation (depreciation) on:
Investments	28,290,676	—	(162,500)	—	41,162,183
Translation of assets and liabilities denominated in foreign currencies	156	—	—	—	—
Allocated from Series Portfolios	26,621,833	(7,744,083)	1,228,606	1,163,662	—
Net change in unrealized appreciation (depreciation)	54,912,665	(7,744,083)	1,066,106	1,163,662	41,162,183
Net realized and change in unrealized gain (loss)	36,560,641	578,670	4,146,484	1,823,997	75,275,659
Net increase (decrease) in net assets resulting from operations	$36,296,198	$734,385	$4,105,970	$1,809,720	$80,687,159

(A)	Formerly, Transamerica Partners Institutional Large Growth. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Operations represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	For the year ended December 31, 2016.
(D)	Formerly, Transamerica Partners Institutional Mid Growth. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Class T1 commenced operations on March 17, 2017.
(F)	Class I3, R, and R4 commenced operations on March 24, 2017.
(G)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the period ended:

	Transamerica MLP & Energy Income (A) (B)	Transamerica Multi-Cap Growth (A) (B)	Transamerica Multi-Managed Balanced (A) (C)	Transamerica Short-Term Bond (A) (B)
	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)
Investment Income:
Dividend income	$4,295,008	$1,553,818	$5,350,299	$—
Interest income	720,924	(1,812)	4,486,364	36,301,075
Net income (loss) from securities lending	115,125	120	19,103	57,094
Withholding taxes on foreign income	(142,248)	(19,809)	(1,399)	—
Total investment income	4,988,809	1,532,317	9,854,367	36,358,169

Expenses:
Investment management fees	2,218,443	943,651	2,976,292	6,801,612
Distribution and service fees:
Class A	52,077	58,830	598,939	1,146,590
Class B	—	4,815	16,057	—
Class C	154,169	38,737	1,050,285	2,887,517
Class T1	3	3	3	3
Transfer agent fees
Class A	28,866	113,021	174,296	247,950
Class B	—	4,917	7,268	—
Class C	26,857	15,859	96,960	233,892
Class I	23,912	42,579	125,089	485,652
Class I2	10,563	6,226	—	11,508
Class R6	—	—	282	20
Advisor Class	8	8	3	8
Trustees, CCO and deferred compensation fees	3,167	2,106	6,619	21,437
Audit and tax fees	15,906	11,642	17,034	29,422
Custody fees	24,250	18,795	64,915	134,704
Legal fees	7,960	4,965	14,567	51,715
Printing and shareholder reports fees	24,280	11,229	33,413	160,457
Registration fees	73,774	72,983	76,034	109,178
Other	6,732	4,685	9,140	37,523
Total expenses before waiver and/or reimbursement and recapture	2,670,967	1,355,051	5,267,196	12,359,188
Expenses waived and/or reimbursed:
Class A	—	(64,497)	—	—
Class B	—	(3,923)	(12)	—
Class C	(3,713)	(7,869)	—	—
Advisor Class	(2)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class C	1,729	—	—	—
Advisor Class	—	—	—	—
Net expenses	2,668,981	1,278,762	5,267,184	12,359,188
Net investment income (loss)	2,319,828	253,555	4,587,183	23,998,981

Net realized gain (loss) on:
Investments	16,293,142	5,576,071	8,860,893	(3,103,994)
Written options and swaptions	62,987	—	—	—
Futures contracts	—	—	1,067,074	—
Foreign currency transactions	4,820	—	249	—
Net realized gain (loss)	16,360,949	5,576,071	9,928,216	(3,103,994)

Net change in unrealized appreciation (depreciation) on:
Investments	16,525,386	30,355,838	56,344,387	2,589,649
Securities sold short	—	—	(7,106)	—
Written options and swaptions	(13,387)	—	—	—
Futures contracts	—	—	212,749	—
Translation of assets and liabilities denominated in foreign currencies	(3,519)	—	(68)	—
Net change in unrealized appreciation (depreciation)	16,508,480	30,355,838	56,549,962	2,589,649
Net realized and change in unrealized gain (loss)	32,869,429	35,931,909	66,478,178	(514,345)
Net increase (decrease) in net assets resulting from operations	$35,189,257	$36,185,464	$71,065,361	$23,484,636

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Advisor Class commenced operations on March 3, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the periods and year ended:

	Transamerica Small Cap Core (A) (B)		Transamerica Small Cap Growth (B) (E) (F)	Transamerica Small Cap Value (G)
	April 30, 2017 (unaudited) (C)	December 31, 2016 (D)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited) (H)		December 31, 2016 (D)
Investment Income:
Dividend income	$590,548	$—	$177,967	$(153,602	)(I)	$—
Dividend income allocated from Series Portfolios	32,931	230,154	—	23,318		113,034
Interest income	239	—	1,057	114		—
Interest income allocated from Series Portfolios	9	42	—	14		38
Net income (loss) from securities lending	5,994	—	12,301	23,602		—
Net income (loss) from securities lending allocated from Series Portfolios	271	4,014	—	1,913		4,720
Withholding taxes on foreign income	(446)	—	—	—		—
Withholding taxes on foreign income allocated from Series Portfolios	(11)	(44)	—	(61)		(130)
Expenses (net of waiver and/or reimbursement) allocated from Series Portfolios	(23,326)	(100,716)	—	(18,908)		(56,810)
Total investment income	606,209	133,450	191,325	(123,610)		60,852

Expenses:
Investment management fees	321,504	—	400,594	53,254		—
Distribution and service fees:
Class A	1,058	—	13,439	121		—
Class C	970	—	10,607	160		—
Class R	45,671	—	27,726	3,458		—
Class R4	10,333	31,170	3,800	5,321		16,551
Class T1	3	—	3	—		—
Administration fees	1,350	6,234	—	1,004		3,310
Transfer agent fees
Class A	1,178	—	7,371	167		—
Class C	197	—	1,401	22		—
Class I	249	—	1,999	17		—
Class I2	400	—	2,119	383		—
Class I3	1,657	—	180	25		—
Class R	2	—	2	—		—
Class R4	107	—	114	9		—
Class R6	—	—	2	—		—
Advisor Class	2	—	8	—		—
Trustees, CCO and deferred compensation fees	195	250	767	114		131
Audit and tax fees	4,895	9,012	10,873	2,131		8,914
Custody fees	5,389	11,100	15,853	4,301		11,100
Legal fees	273	322	4,741	282		234
Printing and shareholder reports fees	1,241	1,705	9,698	349		1,762
Registration fees	74,011	20,527	96,644	38,926		9,642
Other	1,597	941	16,623	824		757
Total expenses before waiver and/or reimbursement and recapture	472,282	81,261	624,564	110,868		52,401
Expenses waived and/or reimbursed:
Class A	(1,681)	—	(10,511)	(301)		—
Class C	(369)	—	(2,009)	(82)		—
Class I	(651)	—	(3,170)	(109)		—
Class I2	(10,215)	—	(13,173)	(13,487)		—
Class I3	(54,375)	—	(9,722)	(378)		—
Class R	(8,840)	—	(13,773)	—		—
Class R4	(12,350)	(48,077)	(6,184)	(22,692)		(35,961)
Class R6	—	—	(12)	(3)		—
Class T1	(1)	—	(2)	—		—
Advisor Class	(4)	—	(9)	(1)		—
Recapture of previously waived and/or reimbursed fees:
Class A	1,253	—	1,294	33		—
Class C	342	—	247	—		—
Class I	843	—	536	104		—
Class I2	21,181	—	1,463	—		—
Class I3	3,819	—	2,735	—		—
Class R	2,327	—	6,383	—		—
Class R4	144	—	1,762	40		—
Class R6	—	—	1	—		—
Class T1	1	—	2	0	(J)	—
Advisor Class	3	—	—	—		—
Net expenses	413,709	33,184	580,422	73,992		16,440
Net investment income (loss)	192,500	100,266	(389,097)	(197,602)		44,412

Net realized gain (loss) on:
Investments	1,631,859	—	5,338,461	328,485		—
Foreign currency transactions	7	—	—	—		—
Allocated from Series Portfolios	(47,991,746)	243,734	—	4,987,862		34,016
Net realized gain (loss)	(46,359,880)	243,734	5,338,461	5,316,347		34,016

Net change in unrealized appreciation (depreciation) on:
Investments	4,765,416	—	9,600,398	5,841,888		—
Translation of assets and liabilities denominated in foreign currencies	(5)	—	—	—		—
Allocated from Series Portfolios	47,847,340	2,263,938	—	(5,039,261)		1,123,681
Net change in unrealized appreciation (depreciation)	52,612,751	2,263,938	9,600,398	802,627		1,123,681
Net realized and change in unrealized gain (loss)	6,252,871	2,507,672	14,938,859	6,118,974		1,157,697
Net increase (decrease) in net assets resulting from operations	$6,445,371	$2,607,938	$14,549,762	$5,921,372		$1,202,109

(A)	Formerly, Transamerica Partners Institutional Small Core. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Small Core, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Class T1 commenced operations on March 17, 2017.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Operations represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	For the year ended December 31, 2016.
(E)	Class I3, R, and R4 commenced operations on March 10, 2017.
(F)	Advisor Class commenced operations on December 16, 2016.
(G)	Formerly, Transamerica Partners Institutional Small Value. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(H)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Operations represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(I)	Reflects return of capital character reclassification of $205,758.
(J)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the period ended:

	Transamerica Small/Mid Cap Value (A) (B)	Transamerica Strategic High Income (A) (B)	Transamerica Unconstrained Bond (B)		Transamerica US Growth (A) (B)
	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)	April 30, 2017 (unaudited)		April 30, 2017 (unaudited)
Investment Income:
Dividend income	$5,436,850	$1,991,545	$—		$5,434,873
Interest income	2,049	1,292,740	5,121,284		1,940
Interest income allocated from Series Portfolios	—	—	—		—
Net income (loss) from securities lending	39,743	34,584	22,129		4,806
Withholding taxes on foreign income	(24,598)	(38,116)	(54,841)		(242)
Total investment income	5,454,044	3,280,753	5,088,572		5,441,377

Expenses:
Investment management fees	3,271,169	431,988	756,852		3,509,302
Distribution and service fees:
Class A	465,365	29,463	—		552,542
Class B	44,429	—	—		33,742
Class C	1,274,896	216,392	—		225,596
Class T1	3	3	—		3
Transfer agent fees
Class A	358,610	7,720	—		442,832
Class B	10,946	—	—		17,122
Class C	158,899	16,690	—		55,089
Class I	93,622	30,265	209		110,813
Class I2	742	—	8,458		9,646
Class R6	56	—	—		—
Class T	—	—	—		41,543
Advisor Class	8	9	8		8
Trustees, CCO and deferred compensation fees	6,261	966	1,651		7,810
Audit and tax fees	14,034	15,706	18,511		16,520
Custody fees	61,861	7,214	78,536		47,007
Legal fees	15,449	390	3,470		17,511
Printing and shareholder reports fees	69,779	1,065	4,708		45,189
Registration fees	96,553	84,775	38,196		64,461
Other	10,020	1,225	6,891		12,893
Total expenses	5,952,702	843,871	917,490		5,209,629
Expenses waived and/or reimbursed:
Class A	—	(1,404)	—		—
Class B	—	—	—		(2,579)
Class C	—	(356)	—		—
Class I	—	(21,988)	(96)		—
Class T1	—	(2)	—		—
Advisor Class	—	(8)	(2)		—
Recapture of previously waived and/or reimbursed fees:
Class A	—	3,418	—		—
Class C	—	1,554	—		—
Class I	—	15,777	156		—
Class T1	—	2	—		—
Advisor Class	—	2	—		—
Net expenses	5,952,702	840,866	917,548		5,207,050
Net investment income (loss)	(498,658)	2,439,887	4,171,024		234,327

Net realized gain (loss) on:
Investments	70,077,147	7,265,779	2,944,269	(C)	39,993,438
Futures contracts	—	—	2,343,980		—
Foreign currency transactions	—	(25,518)	(6,398)		—
Net realized gain (loss)	70,077,147	7,240,261	5,281,851		39,993,438

Net change in unrealized appreciation (depreciation) on:
Investments	75,453,565	522,083	1,279,663	(D)	93,599,436
Unfunded commitments	—	—	243		—
Futures contracts	—	—	(1,138,557)		—
Translation of assets and liabilities denominated in foreign currencies	—	(19,352)	39		(2,592)
Net change in unrealized appreciation (depreciation)	75,453,565	502,731	141,388		93,596,844
Net realized and change in unrealized gain (loss)	145,530,712	7,742,992	5,423,239		133,590,282
Net increase (decrease) in net assets resulting from operations	$145,032,054	$10,182,879	$9,594,263		$133,824,609

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Net of realized foreign capital gains tax of $3,443.
(D)	Net change in foreign capital gains tax of $2,012.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Bond		Transamerica Capital Growth (A) (B)		Transamerica Concentrated Growth (A) (B)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$4,505,587	$21,140,499	$(2,526,164)	$(3,430,121)	$513,478	$1,878,293
Net realized gain (loss)	69,945	(548,273)	14,978,567	178,137,454	3,550,495	61,775,980
Net change in unrealized appreciation (depreciation)	1,381,252	9,379,687	85,551,077	(144,080,018)	21,478,378	(11,815,463)
Net increase (decrease) in net assets resulting from operations	5,956,784	29,971,913	98,003,480	30,627,315	25,542,351	51,838,810

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—	—	132	—	(2,217)	(902)
Class B	—	—	—	—	—	—
Class C	—	—	(17)	—	—	—
Class I	—	—	—	—	(161,220)	(71,704)
Class I2	(3,247,291)	(15,255,378)	—	—	(1,597,015)	(1,601,992)
Class R6	(12,339)	(4,642)	—	—	—	—
Advisor Class	—	—	—	—	(3)	—
Total dividends and/or distributions from net investment income	(3,259,630)	(15,260,020)	115	—	(1,760,455)	(1,674,598)
Net realized gains:
Class A	—	—	(30,968,785)	(5,675,091)	(98,367)	—
Class B	—	—	(475,627)	(142,588)	—	—
Class C	—	—	(13,402,935)	(2,760,430)	(105,338)	—
Class I	—	—	(27,681,430)	(5,083,818)	(3,547,711)	—
Class I2	(9,424,367)	(26,329,259)	(61,546,757)	(41,875,786)	(31,167,503)	—
Class R6	(26,653)	(2,610)	—	—	—	—
Advisor Class	—	—	(1,765)	—	(1,419)	—
Total dividends and/or distributions from net realized gains	(9,451,020)	(26,331,869)	(134,077,299)	(55,537,713)	(34,920,338)	—
Total dividends and/or distributions to shareholders	(12,710,650)	(41,591,889)	(134,077,184)	(55,537,713)	(36,680,793)	(1,674,598)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	36,958,094	58,713,338	87,571	141,484
Class B	—	—	10,504	158,206	—	—
Class C	—	—	7,008,576	19,158,018	38,465	302,227
Class I	—	—	44,942,608	60,616,566	2,249,872	2,349,119
Class I2	4,811,897	29,208,199	1,634,675	31,238,600	1,271,369	381,398,082
Class R6	540,084	420,854	—	—	—	—
Class T1	—	—	10,000	—	10,000	—
Advisor Class	—	—	10,000	—	10,000	—
	5,351,981	29,629,053	90,574,457	169,884,728	3,667,277	384,190,912
Dividends and/or distributions reinvested:
Class A	—	—	30,368,050	5,530,965	100,584	902
Class B	—	—	472,403	139,867	—	—
Class C	—	—	12,505,792	2,342,840	105,338	—
Class I	—	—	26,611,283	4,773,081	3,665,935	70,845
Class I2	12,671,658	41,584,637	61,546,757	41,811,721	32,764,518	1,601,992
Class R6	38,992	7,252	—	—	—	—
Advisor Class	—	—	1,765	—	1,422	—
	12,710,650	41,591,889	131,506,050	54,598,474	36,637,797	1,673,739
Cost of shares redeemed:
Class A	—	—	(40,263,528)	(56,500,602)	(154,116)	(88,281)
Class B	—	—	(150,743)	(438,052)	—	—
Class C	—	—	(14,381,803)	(20,915,151)	(6,554)	(33,745)
Class I	—	—	(38,466,259)	(58,324,633)	(2,644,417)	(2,250,473)
Class I2	(23,061,065)	(612,989,972)	(22,627,434)	(841,145,028)	(17,298,541)	(600,264,357)
Class R6	(85,197)	(11,148)	—	—	—	—
	(23,146,262)	(613,001,120)	(115,889,767)	(977,323,466)	(20,103,628)	(602,636,856)
Automatic conversions:
Class A	—	—	777,018	1,059,412	—	—
Class B	—	—	(777,018)	(1,059,412)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(5,083,631)	(541,780,178)	106,190,740	(752,840,264)	20,201,446	(216,772,205)
Net increase (decrease) in net assets	(11,837,497)	(553,400,154)	70,117,036	(777,750,662)	9,063,004	(166,607,993)

Net assets:
Beginning of period/year	224,414,816	777,814,970	648,372,541	1,426,123,203	248,665,979	415,273,972
End of period/year	$212,577,319	$224,414,816	$718,489,577	$648,372,541	$257,728,983	$248,665,979
Undistributed (distributions in excess of) net investment income (loss)	$(965,823)	$(2,211,780)	$(4,972,975)	$(2,446,926)	$352,272	$1,599,249

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Bond		Transamerica Capital Growth (A) (B)		Transamerica Concentrated Growth (A) (B)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	—	—	1,579,878	2,387,560	5,601	8,842
Class B	—	—	543	7,301	—	—
Class C	—	—	362,082	882,781	2,551	18,893
Class I	—	—	1,882,881	2,469,615	140,704	142,819
Class I2	512,729	3,176,326	113,257	2,025,324	78,522	23,981,427
Class R6	57,724	44,913	—	—	—	—
Class T1	—	—	434	—	616	—
Advisor Class	—	—	389	—	571	—
	570,453	3,221,239	3,939,464	7,772,581	228,565	24,151,981
Shares reinvested:
Class A	—	—	1,482,815	219,048	6,652	55
Class B	—	—	27,578	6,335	—	—
Class C	—	—	721,211	105,296	7,098	—
Class I	—	—	1,254,657	184,218	245,049	4,362
Class I2	1,384,371	4,655,495	4,947,489	2,449,427	2,165,533	97,683
Class R6	4,254	791	—	—	—	—
Advisor Class	—	—	83	—	94	—
	1,388,625	4,656,286	8,433,833	2,964,324	2,424,426	102,100
Shares redeemed:
Class A	—	—	(1,769,104)	(2,347,749)	(9,497)	(5,244)
Class B	—	—	(7,491)	(21,653)	—	—
Class C	—	—	(740,621)	(983,073)	(440)	(2,045)
Class I	—	—	(1,626,825)	(2,343,770)	(171,919)	(139,697)
Class I2	(2,467,612)	(63,348,559)	(1,589,244)	(50,348,171)	(1,076,016)	(34,495,279)
Class R6	(9,177)	(1,165)	—	—	—	—
	(2,476,789)	(63,349,724)	(5,733,285)	(56,044,416)	(1,257,872)	(34,642,265)
Automatic conversions:
Class A	—	—	34,694	43,211	—	—
Class B	—	—	(41,232)	(49,538)	—	—
	—	—	(6,538)	(6,327)	—	—
Net increase (decrease) in shares outstanding:
Class A	—	—	1,328,283	302,070	2,756	3,653
Class B	—	—	(20,602)	(57,555)	—	—
Class C	—	—	342,672	5,004	9,209	16,848
Class I	—	—	1,510,713	310,063	213,834	7,484
Class I2	(570,512)	(55,516,738)	3,471,502	(45,873,420)	1,168,039	(10,416,169)
Class R6	52,801	44,539	—	—	—	—
Class T1	—	—	434	—	616	—
Advisor Class	—	—	472	—	665	—
	(517,711)	(55,472,199)	6,633,474	(45,313,838)	1,395,119	(10,388,184)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dividend Focused (A) (B)		Transamerica Dynamic Allocation (A)		Transamerica Dynamic Income (A) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$7,987,869	$26,957,505	$74,621	$204,773	$7,539,059	$16,526,631
Net realized gain (loss)	22,153,279	102,749,875	62,345	(1,736,333)	(770,367)	(55,887,265)
Net change in unrealized appreciation (depreciation)	71,055,109	(30,855,088)	1,328,215	1,043,976	2,802,107	64,452,114
Net increase (decrease) in net assets resulting from operations	101,196,257	98,852,292	1,465,181	(487,584)	9,570,799	25,091,480

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(961,486)	(1,186,902)	(117,617)	(57,755)	(2,377,075)	(4,970,634)
Class C	(48,621)	(83,811)	(39,222)	—	(3,360,501)	(7,051,219)
Class I	(139,450)	(173,329)	(43,796)	(23,577)	(1,699,988)	(3,744,189)
Class I2	(8,156,042)	(24,361,220)	—	—	—	—
Class R6	(15,510)	(5,430)	—	—	—	—
Class T1	(6)	—	—	—	(51)	—
Advisor Class	(42)	—	—	—	(72)	—
Total dividends and/or distributions from net investment income	(9,321,157)	(25,810,692)	(200,635)	(81,332)	(7,437,687)	(15,766,042)
Net realized gains:
Class A	(11,783,484)	(7,420,644)	—	(581,706)	—	(3,383,260)
Class C	(988,062)	(781,365)	—	(473,626)	—	(5,652,651)
Class I	(1,399,900)	(878,040)	—	(150,755)	—	(2,588,698)
Class I2	(88,890,353)	(122,506,398)	—	—	—	—
Class R6	(92,323)	(6,989)	—	—	—	—
Advisor Class	(1,229)	—	—	—	—	—
Total dividends and/or distributions from net realized gains	(103,155,351)	(131,593,436)	—	(1,206,087)	—	(11,624,609)
Return of capital:
Class A	—	—	—	—	—	(979,070)
Class C	—	—	—	—	—	(1,388,884)
Class I	—	—	—	—	—	(737,494)
Total dividends and/or distributions from return of capital	—	—	—	—	—	(3,105,448)
Total dividends and/or distributions to shareholders	(112,476,508)	(157,404,128)	(200,635)	(1,287,419)	(7,437,687)	(30,496,099)

Capital share transactions:
Proceeds from shares sold:
Class A	10,652,053	43,970,794	250,613	1,117,965	4,980,490	10,179,921
Class C	1,473,749	4,626,518	324,023	911,727	4,720,099	9,370,551
Class I	4,574,920	5,501,417	966,005	1,200,108	10,199,671	15,284,193
Class I2	4,941,455	729,919,715	—	—	—	—
Class R6	2,057,032	450,087	—	—	—	—
Class T1	10,000	—	10,000	—	10,000	—
Advisor Class	10,000	—	—	—	10,000	—
	23,719,209	784,468,531	1,550,641	3,229,800	19,920,260	34,834,665
Dividends and/or distributions reinvested:
Class A	12,734,327	8,590,237	116,674	636,081	2,218,441	8,719,650
Class C	1,032,677	860,111	39,119	473,626	3,051,878	12,817,129
Class I	1,539,288	1,044,171	42,953	174,332	1,458,314	6,021,499
Class I2	97,046,395	146,699,481	—	—	—	—
Class R6	107,833	12,419	—	—	—	—
Class T1	6	—	—	—	51	—
Advisor Class	1,271	—	—	—	72	—
	112,461,797	157,206,419	198,746	1,284,039	6,728,756	27,558,278
Cost of shares redeemed:
Class A	(13,898,052)	(11,076,371)	(1,300,197)	(5,698,153)	(21,471,086)	(70,284,892)
Class C	(2,315,801)	(1,811,982)	(1,754,863)	(3,487,450)	(33,757,717)	(99,084,099)
Class I	(1,098,878)	(1,570,347)	(458,939)	(2,652,613)	(20,475,240)	(80,367,535)
Class I2	(56,803,757)	(1,005,896,361)	—	—	—	—
Class R6	(168,540)	(32,441)	—	—	—	—
	(74,285,028)	(1,020,387,502)	(3,513,999)	(11,838,216)	(75,704,043)	(249,736,526)
Net increase (decrease) in net assets resulting from capital share transactions	61,895,978	(78,712,552)	(1,764,612)	(7,324,377)	(49,055,027)	(187,343,583)
Net increase (decrease) in net assets	50,615,727	(137,264,388)	(500,066)	(9,099,380)	(46,921,915)	(192,748,202)

Net assets:
Beginning of period/year	778,109,002	915,373,390	20,381,872	29,481,252	416,136,715	608,884,917
End of period/year	$828,724,729	$778,109,002	$19,881,806	$20,381,872	$369,214,800	$416,136,715
Undistributed (distributions in excess of) net investment income (loss)	$1,048,724	$2,382,012	$(1,196)	$124,818	$10,395	$(90,977)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dividend Focused (A) (B)		Transamerica Dynamic Allocation (A)		Transamerica Dynamic Income (A) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	959,392	3,940,726	22,988	107,406	529,959	1,087,740
Class C	132,428	413,923	30,212	88,826	504,338	1,014,364
Class I	414,233	494,675	89,033	113,331	1,082,758	1,634,604
Class I2	440,984	69,515,919	—	—	—	—
Class R6	188,735	40,493	—	—	—	—
Class T1	901	—	904	—	1,057	—
Advisor Class	820	—	—	—	1,055	—
	2,137,493	74,405,736	143,137	309,563	2,119,167	3,736,708
Shares reinvested:
Class A	1,191,640	789,043	10,833	60,869	235,909	969,645
Class C	97,029	79,331	3,663	45,716	325,846	1,433,330
Class I	144,001	95,891	4,007	16,747	155,072	670,241
Class I2	9,080,447	13,488,341	—	—	—	—
Class R6	10,076	1,133	—	—	—	—
Class T1	1	—	—	—	5	—
Advisor Class	118	—	—	—	7	—
	10,523,312	14,453,739	18,503	123,332	716,839	3,073,216
Shares redeemed:
Class A	(1,274,651)	(994,635)	(119,795)	(547,502)	(2,287,741)	(7,801,976)
Class C	(206,479)	(167,973)	(163,265)	(338,943)	(3,606,268)	(11,027,740)
Class I	(96,660)	(138,730)	(42,440)	(259,198)	(2,182,425)	(8,929,077)
Class I2	(5,144,610)	(89,542,657)	—	—	—	—
Class R6	(15,443)	(2,928)	—	—	—	—
	(6,737,843)	(90,846,923)	(325,500)	(1,145,643)	(8,076,434)	(27,758,793)
Net increase (decrease) in shares outstanding:
Class A	876,381	3,735,134	(85,974)	(379,227)	(1,521,873)	(5,744,591)
Class C	22,978	325,281	(129,390)	(204,401)	(2,776,084)	(8,580,046)
Class I	461,574	451,836	50,600	(129,120)	(944,595)	(6,624,232)
Class I2	4,376,821	(6,538,397)	—	—	—	—
Class R6	183,368	38,698	—	—	—	—
Class T1	902	—	904	—	1,062	—
Advisor Class	938	—	—	—	1,062	—
	5,922,962	(1,987,448)	(163,860)	(712,748)	(5,240,428)	(20,948,869)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Advisor Class commenced operations on March 3, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt (A) (B)		Transamerica Emerging Markets Equity (A) (B)		Transamerica Event Driven (B) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$20,343,446	$47,659,506	$279,323	$2,893,529	$1,085,415	$1,718,364
Net realized gain (loss)	259,049	(21,177,125)	2,842,629	(33,663,119)	1,619,821	(3,853,731)
Net change in unrealized appreciation (depreciation)	9,425,054	54,953,735	13,322,925	34,606,174	698,696	3,217,183
Net increase (decrease) in net assets resulting from operations	30,027,549	81,436,116	16,444,877	3,836,584	3,403,932	1,081,816

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(766,450)	(1,325,471)	(38,010)	(14,621)	—	—
Class C	(249,979)	(383,112)	(19,789)	(6,235)	—	—
Class I	(12,104,032)	(19,257,492)	(9,003)	(16,610)	(23)	—
Class I2	(4,488,926)	(3,321,600)	(2,910,992)	(3,123,763)	(1,538,826)	(254,411)
Class R6	(8,378)	(2,268)	—	—	—	—
Class T1	(20)	—	—	—	—	—
Advisor Class	(1,848)	—	(9)	—	(7)	—
Total dividends and/or distributions from net investment income	(17,619,633)	(24,289,943)	(2,977,803)	(3,161,229)	(1,538,856)	(254,411)
Return of capital:
Class A	—	(101,218)	—	—	—	—
Class C	—	(29,255)	—	—	—	—
Class I	—	(1,470,557)	—	—	—	—
Class I2	—	(253,647)	—	—	—	—
Class R6	—	(173)	—	—	—	—
Total dividends and/or distributions from return of capital	—	(1,854,850)	—	—	—	—
Total dividends and/or distributions to shareholders	(17,619,633)	(26,144,793)	(2,977,803)	(3,161,229)	(1,538,856)	(254,411)

Capital share transactions:
Proceeds from shares sold:
Class A	9,533,251	18,949,103	5,565,792	1,105,786	—	—
Class C	1,052,064	1,446,224	457,183	226,261	—	—
Class I	107,490,574	129,293,462	2,998,754	3,442,545	57,144	—
Class I2	52,663,736	107,460,471	656,284	61,914,743	743,443	2,663,301
Class R6	411,281	35,376	—	—	—	—
Class T1	10,000	—	10,000	—	—	—
Advisor Class	150,000	—	10,000	—	10,000	—
	171,310,906	257,184,636	9,698,013	66,689,335	810,587	2,663,301
Dividends and/or distributions reinvested:
Class A	733,492	1,328,547	36,183	13,641	—	—
Class C	219,447	354,472	18,967	5,826	—	—
Class I	10,039,217	15,297,412	9,003	16,610	23	—
Class I2	4,488,926	3,575,247	2,910,992	3,123,763	1,538,826	254,411
Class R6	8,378	2,441	—	—	—	—
Class T1	20	—	—	—	—	—
Advisor Class	1,848	—	9	—	7	—
	15,491,328	20,558,119	2,975,154	3,159,840	1,538,856	254,411
Cost of shares redeemed:
Class A	(17,044,118)	(46,194,959)	(691,913)	(519,034)	—	—
Class C	(2,517,400)	(5,905,147)	(226,300)	(327,682)	—	—
Class I	(262,139,749)	(153,956,654)	(9,915)	(4,176,266)	—	—
Class I2	(21,248,441)	(8,274,605)	(6,470,540)	(189,587,402)	(6,309,183)	(31,385,314)
Class R6	(51,627)	(4,587)	—	—	—	—
Advisor Class	(142,011)	—	—	—	—	—
	(303,143,346)	(214,335,952)	(7,398,668)	(194,610,384)	(6,309,183)	(31,385,314)
Net increase (decrease) in net assets resulting from capital share transactions	(116,341,112)	63,406,803	5,274,499	(124,761,209)	(3,959,740)	(28,467,602)
Net increase (decrease) in net assets	(103,933,196)	118,698,126	18,741,573	(124,085,854)	(2,094,664)	(27,640,197)

Net assets:
Beginning of period/year	837,595,342	718,897,216	151,148,290	275,234,144	97,399,188	125,039,385
End of period/year	$733,662,146	$837,595,342	$169,889,863	$151,148,290	$95,304,524	$97,399,188
Undistributed (distributions in excess of) net investment income (loss)	$336,560	$(2,387,253)	$181,864	$2,880,344	$510,162	$963,603

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt (A) (B)		Transamerica Emerging Markets Equity (A) (B)		Transamerica Event Driven (B) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	911,127	1,906,416	599,228	134,462	—	—
Class C	101,534	143,581	50,841	28,053	—	—
Class I	10,233,801	13,094,787	315,672	429,709	5,695	—
Class I2	4,987,670	10,350,744	72,574	8,023,009	74,798	281,488
Class R6	39,574	3,519	—	—	—	—
Class T1	942	—	1,053	—	—	—
Advisor Class	14,037	—	1,193	—	993	—
	16,288,685	25,499,047	1,040,561	8,615,233	81,486	281,488
Shares reinvested:
Class A	70,995	136,413	4,444	1,714	—	—
Class C	21,327	36,343	2,342	737	—	—
Class I	970,236	1,554,102	1,102	2,084	2	—
Class I2	432,232	355,107	356,303	391,448	155,124	27,268
Class R6	803	246	—	—	—	—
Class T1	2	—	—	—	—	—
Advisor Class	173	—	1	—	1	—
	1,495,768	2,082,211	364,192	395,983	155,127	27,268
Shares redeemed:
Class A	(1,633,873)	(4,729,428)	(79,430)	(64,505)	—	—
Class C	(243,157)	(610,696)	(25,946)	(41,410)	—	—
Class I	(25,228,427)	(15,772,112)	(1,158)	(527,997)	—	—
Class I2	(2,047,583)	(848,307)	(718,273)	(23,545,345)	(634,665)	(3,343,576)
Class R6	(4,880)	(458)	—	—	—	—
Advisor Class	(13,217)	—	—	—	—	—
	(29,171,137)	(21,961,001)	(824,807)	(24,179,257)	(634,665)	(3,343,576)
Net increase (decrease) in shares outstanding:
Class A	(651,751)	(2,686,599)	524,242	71,671	—	—
Class C	(120,296)	(430,772)	27,237	(12,620)	—	—
Class I	(14,024,390)	(1,123,223)	315,616	(96,204)	5,697	—
Class I2	3,372,319	9,857,544	(289,396)	(15,130,888)	(404,743)	(3,034,820)
Class R6	35,497	3,307	—	—	—	—
Class T1	944	—	1,053	—	—	—
Advisor Class	993	—	1,194	—	994	—
	(11,386,684)	5,620,257	579,946	(15,168,041)	(398,052)	(3,034,820)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I commenced operations on November 11, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Flexible Income (A) (B)		Transamerica Floating Rate (A)		Transamerica Global Equity (A) (B) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$7,953,743	$17,461,384	$9,474,972	$15,430,029	$276,470	$2,933,252
Net realized gain (loss)	(4,693,926)	1,030,662	730,328	(442,721)	1,808,283	(3,335,568)
Net change in unrealized appreciation (depreciation)	4,525,052	1,896,684	1,346,014	5,374,975	12,192,154	(480,478)
Net increase (decrease) in net assets resulting from operations	7,784,869	20,388,730	11,551,314	20,362,283	14,276,907	(882,794)

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(1,597,999)	(2,834,200)	(357,139)	(161,356)	(967,374)	—
Class B	(13,917)	(47,783)	—	—	(20,351)	—
Class C	(834,355)	(1,847,441)	(165,823)	(170,674)	(786,606)	—
Class I	(3,227,394)	(5,870,317)	(695,182)	(298,669)	(767,035)	(22,459)
Class I2	(2,620,344)	(5,706,681)	(8,334,877)	(14,867,637)	—	(357,775)
Class R6	(86,142)	(62,197)	—	—	(12,518)	(0	)(D)
Class T1	(45)	—	(43)	—	—	—
Advisor Class	(147)	—	—	—	(12)	—
Total dividends and/or distributions from net investment income	(8,380,343)	(16,368,619)	(9,553,064)	(15,498,336)	(2,553,896)	(380,234)

Capital share transactions:
Proceeds from shares sold:
Class A	25,001,648	40,209,476	25,428,632	6,716,639	2,063,283	1,900,666
Class B	5,005	242,846	—	—	7,787	85
Class C	2,811,613	9,877,969	9,878,364	6,346,986	611,806	1,328,838
Class I	36,630,981	213,074,310	58,478,665	26,178,551	6,355,183	2,988,642
Class I2	1,162,782	7,880,383	67,170,247	110,013,882	—	83,999,994
Class R6	2,353,980	3,161,356	—	—	568,727	95,376
Class T1	10,000	—	10,000	—	10,000	—
Advisor Class	10,000	—	—	—	10,000	—
	67,986,009	274,446,340	160,965,908	149,256,058	9,626,786	90,313,601
Dividends and/or distributions reinvested:
Class A	1,434,927	2,521,347	357,413	157,722	924,346	—
Class B	12,915	42,696	—	—	19,752	—
Class C	634,854	1,350,127	164,952	164,045	657,494	—
Class I	2,600,563	4,583,709	699,709	293,228	637,035	16,326
Class I2	2,669,030	5,647,900	8,493,899	14,806,845	—	357,775
Class R6	86,725	61,434	—	—	12,518	0	(D)
Class T1	45	—	43	—	—	—
Advisor Class	147	—	—	—	12	—
	7,439,206	14,207,213	9,716,016	15,421,840	2,251,157	374,101
Cost of shares redeemed:
Class A	(24,637,959)	(26,263,660)	(3,787,864)	(3,980,172)	(8,981,196)	(11,575,516)
Class B	(319,785)	(444,873)	—	—	(210,630)	(385,067)
Class C	(10,910,702)	(16,638,787)	(1,660,302)	(2,864,841)	(8,030,821)	(13,274,059)
Class I	(33,466,514)	(112,453,661)	(13,209,777)	(14,247,679)	(5,096,134)	(11,652,148)
Class I2	(16,203,500)	(231,798,141)	(7,931,584)	(91,080,529)	—	(236,580,436)
Class R6	(431,086)	(293,767)	—	—	(17,781)	(3,370)
	(85,969,546)	(387,892,889)	(26,589,527)	(112,173,221)	(22,336,562)	(273,470,596)
Automatic conversions:
Class A	227,177	658,999	—	—	358,818	1,291,130
Class B	(227,177)	(658,999)	—	—	(358,818)	(1,291,130)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(10,544,331)	(99,239,336)	144,092,397	52,504,677	(10,458,619)	(182,782,894)
Net increase (decrease) in net assets	(11,139,805)	(95,219,225)	146,090,647	57,368,624	1,264,392	(184,045,922)

Net assets:
Beginning of period/year	450,935,371	546,154,596	400,965,220	343,596,596	118,805,790	302,851,712
End of period/year	$439,795,566	$450,935,371	$547,055,867	$400,965,220	$120,070,182	$118,805,790
Undistributed (distributions in excess of) net investment income (loss)	$(738,108)	$(311,508)	$(26,773)	$51,319	$187,498	$2,464,924

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Flexible Income (A) (B)	Transamerica Floating Rate (A)	Transamerica Global Equity (A) (B) (C)
April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	2,714,138	4,383,525	2,550,572	687,647	177,430	174,578
Class B	544	26,732	—	—	666	8
Class C	306,675	1,086,188	990,051	649,266	54,419	124,362
Class I	3,970,538	23,327,453	5,882,480	2,676,514	539,971	271,356
Class I2	125,846	862,520	6,723,260	11,116,758	—	7,480,842
Class R6	255,273	344,778	—	—	49,126	8,488
Class T1	1,084	—	1,001	—	835	—
Advisor Class	1,093	—	—	—	868	—
7,375,191	30,031,196	16,147,364	15,130,185	823,315	8,059,634
Shares reinvested:
Class A	155,482	275,573	35,812	16,091	82,457	—
Class B	1,398	4,673	—	—	1,783	—
Class C	69,239	148,678	16,526	16,727	59,610	—
Class I	281,337	500,446	70,329	29,912	56,726	1,465
Class I2	288,689	616,716	851,469	1,514,593	—	32,116
Class R6	9,374	6,640	—	—	1,114	0	(E)
Class T1	5	—	4	—	—	—
Advisor Class	16	—	—	—	1	—
805,540	1,552,726	974,140	1,577,323	201,691	33,581
Shares redeemed:
Class A	(2,671,008)	(2,871,366)	(380,041)	(409,800)	(768,768)	(1,063,953)
Class B	(34,601)	(48,812)	—	—	(18,223)	(36,120)
Class C	(1,191,150)	(1,831,568)	(166,582)	(291,736)	(709,503)	(1,246,130)
Class I	(3,625,455)	(12,353,334)	(1,327,874)	(1,469,567)	(444,637)	(1,081,021)
Class I2	(1,754,999)	(25,247,588)	(797,781)	(9,231,212)	—	(21,116,552)
Class R6	(46,749)	(31,901)	—	—	(1,512)	(297)
(9,323,962)	(42,384,569)	(2,672,278)	(11,402,315)	(1,942,643)	(24,544,073)
Automatic conversions:
Class A	24,527	71,825	—	—	31,337	118,743
Class B	(24,510)	(71,766)	—	—	(31,867)	(120,837)
17	59	—	—	(530)	(2,094)
Net increase (decrease) in shares outstanding:
Class A	223,139	1,859,557	2,206,343	293,938	(477,544)	(770,632)
Class B	(57,169)	(89,173)	—	—	(47,641)	(156,949)
Class C	(815,236)	(596,702)	839,995	374,257	(595,474)	(1,121,768)
Class I	626,420	11,474,565	4,624,935	1,236,859	152,060	(808,200)
Class I2	(1,340,464)	(23,768,352)	6,776,948	3,400,139	—	(13,603,594)
Class R6	217,898	319,517	—	—	48,728	8,191
Class T1	1,089	—	1,005	—	835	—
Advisor Class	1,109	—	—	—	869	—
(1,143,214)	(10,800,588)	14,449,226	5,305,193	(918,167)	(16,452,952)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I2 liquidated on September 30, 2016.
(D)	Rounds to less than $1.
(E)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Global Long/Short Equity (A) (B) (C)		Transamerica Government Money Market		Transamerica Growth
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$(74,148)	$(177,676)	$6,574	$11,581	$(121,382)	$17,942
Net realized gain (loss)	155,635	(1,208,286)	199	—	28,495,014	72,501,714
Net change in unrealized appreciation (depreciation)	402,952	233,777	—	—	19,534,681	(78,843,666)
Net increase (decrease) in net assets resulting from operations	484,439	(1,152,185)	6,773	11,581	47,908,313	(6,324,010)

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—	—	(5,175)	(8,004)	—	—
Class B	—	—	(31)	(102)	—	—
Class C	—	—	(558)	(1,260)	—	—
Class I	—	—	(566)	(1,184)	—	—
Class I2	—	—	(244)	(1,492)	(269,162)	—
Class R6	—	—	—	—	(2,307)	—
Total dividends and/or distributions from net investment income	—	—	(6,574)	(12,042)	(271,469)	—
Net realized gains:
Class I2	—	—	—	—	(71,424,963)	(62,865,520)
Class R6	—	—	—	—	(576,608)	(6,481)
Total dividends and/or distributions from net realized gains	—	—	—	—	(72,001,571)	(62,872,001)
Total dividends and/or distributions to shareholders	—	—	(6,574)	(12,042)	(72,273,040)	(62,872,001)

Capital share transactions:
Proceeds from shares sold:
Class A	5,943	2,549,060	74,051,691	173,301,868	—	—
Class B	—	—	241,528	480,985	—	—
Class C	—	—	10,659,655	19,891,409	—	—
Class I	—	2,500,625	9,569,768	11,230,378	—	—
Class I2	14,128	11,460,964	4,155,748	11,636,932	2,505,286	28,501,624
Class R6	—	—	—	—	3,423,939	2,574,049
Class T1	10,000	—	—	—	—	—
Advisor Class	10,000	—	—	—	—	—
	40,071	16,510,649	98,678,390	216,541,572	5,929,225	31,075,673
Dividends and/or distributions reinvested:
Class A	—	—	4,733	6,714	—	—
Class B	—	—	21	75	—	—
Class C	—	—	489	1,051	—	—
Class I	—	—	499	1,012	—	—
Class I2	—	—	251	1,478	71,694,125	62,865,520
Class R6	—	—	—	—	578,915	6,481
	—	—	5,993	10,330	72,273,040	62,872,001
Cost of shares redeemed:
Class A	(15)	(50,739)	(53,935,310)	(87,035,102)	—	—
Class B	—	—	(216,739)	(714,470)	—	—
Class C	—	—	(13,094,379)	(19,203,264)	—	—
Class I	(15)	—	(7,404,618)	(8,576,090)	—	—
Class I2	(9)	(6,443,369)	(7,927,550)	(34,928,839)	(34,804,475)	(169,548,845)
Class R6	—	—	—	—	(431,310)	(444,543)
	(39)	(6,494,108)	(82,578,596)	(150,457,765)	(35,235,785)	(169,993,388)
Automatic conversions:
Class A	—	—	211,241	801,915	—	—
Class B	—	—	(211,241)	(801,915)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	40,032	10,016,541	16,105,787	66,094,137	42,966,480	(76,045,714)
Net increase (decrease) in net assets	524,471	8,864,356	16,105,986	66,093,676	18,601,753	(145,241,725)

Net assets:
Beginning of period/year	8,864,356	—	249,317,930	183,224,254	371,678,403	516,920,128
End of period/year	$9,388,827	$8,864,356	$265,423,916	$249,317,930	$390,280,156	$371,678,403
Undistributed (distributions in excess of) net investment income (loss)	$(194,831)	$(120,683)	$(1)	$(1)	$(392,851)	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Global Long/Short Equity (A) (B) (C)		Transamerica Government Money Market		Transamerica Growth
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	636	255,491	74,051,691	173,301,868	—	—
Class B	—	—	241,528	480,985	—	—
Class C	—	—	10,659,655	19,891,409	—	—
Class I	—	250,067	9,569,768	11,230,378	—	—
Class I2	1,514	1,170,117	4,155,748	11,636,932	215,326	2,365,987
Class R6	—	—	—	—	306,069	207,033
Class T1	1,055	—	—	—	—	—
Advisor Class	1,094	—	—	—	—	—
	4,299	1,675,675	98,678,390	216,541,572	521,395	2,573,020
Shares reinvested:
Class A	—	—	4,733	6,714	—	—
Class B	—	—	21	75	—	—
Class C	—	—	489	1,051	—	—
Class I	—	—	499	1,012	—	—
Class I2	—	—	251	1,478	6,782,793	4,773,388
Class R6	—	—	—	—	54,770	492
	—	—	5,993	10,330	6,837,563	4,773,880
Shares redeemed:
Class A	(2)	(5,423)	(53,935,310)	(87,035,101)	—	—
Class B	—	—	(216,739)	(714,470)	—	—
Class C	—	—	(13,094,379)	(19,203,264)	—	—
Class I	(2)	—	(7,404,618)	(8,576,090)	—	—
Class I2	—	(700,000)	(7,927,550)	(34,928,839)	(3,018,310)	(13,089,193)
Class R6	—	—	—	—	(37,269)	(35,224)
	(4)	(705,423)	(82,578,596)	(150,457,764)	(3,055,579)	(13,124,417)
Automatic conversions:
Class A	—	—	211,241	801,915	—	—
Class B	—	—	(211,241)	(801,915)	—	—
	—	—	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	634	250,068	20,332,355	87,075,396	—	—
Class B	—	—	(186,431)	(1,035,325)	—	—
Class C	—	—	(2,434,235)	689,196	—	—
Class I	(2)	250,067	2,165,649	2,655,300	—	—
Class I2	1,514	470,117	(3,771,551)	(23,290,429)	3,979,809	(5,949,818)
Class R6	—	—	—	—	323,570	172,301
Class T1	1,055	—	—	—	—	—
Advisor Class	1,094	—	—	—	—	—
	4,295	970,252	16,105,787	66,094,138	4,303,379	(5,777,517)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Commenced operations on November 30, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica High Quality Bond (A) (B)			Transamerica High Yield Bond (D) (E) (F)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$321,800	$755,102	$593,904	$40,085,003	$61,084,759
Net realized gain (loss)	—	—	—	(3,510,598)	(17,266,273)
Net realized gain (loss) allocated from Series Portfolios	1,511,352	(271,995)	(138,355)	—	—
Net change in unrealized appreciation (depreciation)	(267,060)	—	—	48,194,414	38,797,499
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	(1,308,687)	202,411	(213,731)	—	—
Net increase (decrease) in net assets resulting from operations	257,405	685,518	241,818	84,768,819	82,615,985

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—	—	—	(2,895,015)	(6,346,434)
Class B	—	—	—	(53,609)	(148,598)
Class C	—	—	—	(1,128,560)	(2,602,691)
Class I	—	—	—	(4,882,434)	(7,042,288)
Class I2	—	—	—	(26,368,067)	(45,126,367)
Class I3	—	—	—	(1,873,973)	—
Class R	—	—	—	(596,577)	—
Class R4	(304,124)	(1,008,704)	(1,035,563)	(1,881,280)	—
Class R6	—	—	—	(302,512)	(106,118)
Class T1	—	—	—	(63)	—
Advisor Class	—	—	—	(205)	—
Total dividends and/or distributions from net investment income	(304,124)	(1,008,704)	(1,035,563)	(39,982,295)	(61,372,496)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	47,118,646	86,915,396
Class B	—	—	—	8,274	15,166
Class C	—	—	—	4,843,209	10,097,796
Class I	—	—	—	130,853,475	126,044,148
Class I2	—	—	—	29,376,577	371,593,975
Class I3	159,527	—	—	1,401,534	—
Class R	219,624	—	—	2,086,853	—
Class R4	2,014,098	13,158,060	20,856,010	9,689,948	—
Class R6	—	—	—	14,279,412	4,052,613
Class T1	—	—	—	10,000	—
Advisor Class	—	—	—	10,000	—
	2,393,249	13,158,060	20,856,010	239,677,928	598,719,094
Issued from fund acquisition:
Class I3	180,891,191	—	—	346,225,252	—
Class R	101,647,214	—	—	122,337,520	—
Class R4	—	—	—	352,098,584	—
	282,538,405	—	—	820,661,356	—
Dividends and/or distributions reinvested:
Class A	—	—	—	2,679,229	5,774,528
Class B	—	—	—	50,770	138,889
Class C	—	—	—	1,039,061	2,311,235
Class I	—	—	—	4,421,909	6,344,862
Class I2	—	—	—	26,937,504	44,551,954
Class I3	—	—	—	1,873,973	—
Class R	—	—	—	596,577	—
Class R4	304,124	1,008,704	1,035,563	1,881,280	—
Class R6	—	—	—	303,145	103,809
Class T1	—	—	—	63	—
Advisor Class	—	—	—	205	—
	304,124	1,008,704	1,035,563	39,783,716	59,225,277

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica High Quality Bond (A) (B)			Transamerica High Yield Bond (D) (E) (F)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
Cost of shares redeemed:
Class A	$—	$—	$—	$(56,018,372)	$(107,639,895)
Class B	—	—	—	(269,901)	(1,057,467)
Class C	—	—	—	(9,220,145)	(19,142,024)
Class I	—	—	—	(111,548,560)	(107,729,505)
Class I2	—	—	—	(121,885,929)	(261,655,724)
Class I3	(371,161)	—	—	(13,309,833)	—
Class R	(116,515)	—	—	(5,798,011)	—
Class R4	(7,835,374)	(14,759,138)	(21,949,949)	(863,567)	—
Class R6	—	—	—	(977,688)	(273,677)
	(8,323,050)	(14,759,138)	(21,949,949)	(319,892,006)	(497,498,292)
Automatic conversions:
Class A	—	—	—	448,396	331,940
Class B	—	—	—	(448,396)	(331,940)
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	276,912,728	(592,374)	(58,376)	780,230,994	160,446,079
Net increase (decrease) in net assets	276,866,009	(915,560)	(852,121)	825,017,518	181,689,568

Net assets:
Beginning of period/year	56,311,872	57,227,432	58,079,553	1,287,271,436	1,105,581,868
End of period/year	$333,177,881	$56,311,872	$57,227,432	$2,112,288,954	$1,287,271,436
Undistributed (distributions in excess of) net investment income (loss)	$36,630	$18,954	$3,454	$(62,627)	$(165,335)

Capital share transactions - shares:
Shares issued:
Class A	—	—	—	5,143,794	10,094,016
Class B	—	—	—	915	1,713
Class C	—	—	—	531,952	1,183,150
Class I	—	—	—	14,274,390	14,556,872
Class I2	—	—	—	3,232,136	41,949,270
Class I3	15,953	—	—	150,849	—
Class R	21,995	—	—	223,896	—
Class R4	201,640	1,306,444	2,053,548	1,043,301	—
Class R6	—	—	—	1,538,002	459,883
Class T1	—	—	—	1,088	—
Advisor Class	—	—	—	1,095	—
	239,588	1,306,444	2,053,548	26,141,418	68,244,904
Shares issued on fund acquisition:
Class I3	18,089,119	—	—	37,423,688	—
Class R	10,164,721	—	—	13,223,534	—
Class R4	—	—	—	38,058,540	—
	28,253,840	—	—	88,705,762	—
Shares reinvested:
Class A	—	—	—	291,814	666,843
Class B	—	—	—	5,530	16,092
Class C	—	—	—	113,764	268,400
Class I	—	—	—	477,858	720,584
Class I2	—	—	—	2,906,534	5,085,661
Class I3	—	—	—	200,024	—
Class R	—	—	—	63,675	—
Class R4	30,475	100,380	102,428	200,798	—
Class R6	—	—	—	32,506	11,574
Class T1	—	—	—	7	—
Advisor Class	—	—	—	22	—
	30,475	100,380	102,428	4,292,532	6,769,154
Shares redeemed:
Class A	—	—	—	(6,130,591)	(12,359,150)
Class B	—	—	—	(29,425)	(122,724)
Class C	—	—	—	(1,013,498)	(2,226,483)
Class I	—	—	—	(12,136,659)	(12,358,272)
Class I2	—	—	—	(13,121,334)	(29,452,025)
Class I3	(37,136)	—	—	(1,427,947)	—
Class R	(11,663)	—	—	(624,502)	—
Class R4	(783,518)	(1,466,640)	(2,164,157)	(92,658)	—
Class R6	—	—	—	(105,477)	(30,432)
	(832,317)	(1,466,640)	(2,164,157)	(34,682,091)	(56,549,086)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica High Quality Bond (A) (B)			Transamerica High Yield Bond (D) (E) (F)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
Automatic conversions:
Class A	—	—	—	48,726	38,306
Class B	—	—	—	(48,674)	(38,295)
	—	—	—	52	11

Net increase (decrease) in shares outstanding:
Class A	—	—	—	(646,257)	(1,559,985)
Class B	—	—	—	(71,654)	(143,214)
Class C	—	—	—	(367,782)	(774,933)
Class I	—	—	—	2,615,589	2,919,184
Class I2	—	—	—	(6,982,664)	17,582,906
Class I3	18,067,936	—	—	36,346,614	—
Class R	10,175,053	—	—	12,886,603	—
Class R4	(551,403)	(59,816)	(8,181)	39,209,981	—
Class R6	—	—	—	1,465,031	441,025
Class T1	—	—	—	1,095	—
Advisor Class	—	—	—	1,117	—
	27,691,586	(59,816)	(8,181)	84,457,673	18,464,983

(A)	Formerly, Transamerica Partners Institutional High Quality Bond. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017 the Fund underwent a 1.01-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Class I3, R, and R4 commenced operations March 24, 2017.
(E)	Class T1 commenced operations March 17, 2017.
(F)	Advisor Class commenced operations December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Muni (A) (B)		Transamerica Inflation Opportunities (A) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$1,476,334	$2,566,738	$1,545,115	$1,823,028
Net realized gain (loss)	(2,358,492)	1,382,422	(113,997)	(3,788,584)
Net change in unrealized appreciation (depreciation)	(2,253,792)	1,034,364	(567,349)	9,766,908
Net increase (decrease) in net assets resulting from operations	(3,135,950)	4,983,524	863,769	7,801,352

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(615,615)	(1,292,693)	(4,155)	—
Class C	(149,499)	(178,050)	(2,579)	—
Class I	(712,777)	(1,104,677)	(3,566)	—
Class I2	(148)	(27)	(1,282,948)	—
Class R6	—	—	(380)	—
Class T1	(35)	—	(25)	—
Total dividends and/or distributions from net investment income	(1,478,074)	(2,575,447)	(1,293,653)	—
Net realized gains:
Class A	(604,129)	(175,791)	—	—
Class C	(178,015)	(23,889)	—	—
Class I	(616,425)	(144,982)	—	—
Class I2	(136)	—	—	—
Total dividends and/or distributions from net realized gains	(1,398,705)	(344,662)	—	—
Total dividends and/or distributions to shareholders	(2,876,779)	(2,920,109)	(1,293,653)	—

Capital share transactions:
Proceeds from shares sold:
Class A	8,140,886	65,385,444	52,064	137,026
Class C	3,575,533	10,609,547	270,805	137,586
Class I	28,526,883	56,710,636	344	1,069,145
Class I2	—	10,000	2,600,250	11,509,401
Class R6	—	—	—	50,000
Class T1	10,000	—	10,000	—
	40,253,302	132,715,627	2,933,463	12,903,158
Dividends and/or distributions reinvested:
Class A	1,195,861	1,424,015	4,155	—
Class C	322,884	195,297	2,579	—
Class I	1,321,341	1,204,988	3,566	—
Class I2	287	24	1,282,948	—
Class R6	—	—	380	—
Class T1	35	—	25	—
	2,840,408	2,824,324	1,293,653	—
Cost of shares redeemed:
Class A	(25,696,067)	(33,823,753)	(69,396)	(32,646)
Class C	(4,262,128)	(969,857)	(4,975)	(8,058)
Class I	(35,098,069)	(21,979,962)	(1,050,645)	(4,147)
Class I2	—	—	(17,112,912)	(75,205,014)
	(65,056,264)	(56,773,572)	(18,237,928)	(75,249,865)
Net increase (decrease) in net assets resulting from capital share transactions	(21,962,554)	78,766,379	(14,010,812)	(62,346,707)
Net increase (decrease) in net assets	(27,975,283)	80,829,794	(14,440,696)	(54,545,355)

Net assets:
Beginning of period/year	128,323,047	47,493,253	181,402,287	235,947,642
End of period/year	$100,347,764	$128,323,047	$166,961,591	$181,402,287
Undistributed (distributions in excess of) net investment income (loss)	$(1,740)	$—	$192,542	$(58,920)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Muni (A) (B)		Transamerica Inflation Opportunities (A) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	729,512	5,536,103	5,316	14,079
Class C	321,239	892,790	27,846	14,340
Class I	2,554,817	4,773,542	35	106,595
Class I2	—	826	261,789	1,187,564
Class R6	—	—	—	5,040
Class T1	901	—	1,015	—
	3,606,469	11,203,261	296,001	1,327,618
Shares reinvested:
Class A	108,425	120,189	423	—
Class C	29,249	16,438	266	—
Class I	119,395	101,483	362	—
Class I2	26	2	129,798	—
Class R6	—	—	39	—
Class T1	3	—	2	—
	257,098	238,112	130,890	—
Shares redeemed:
Class A	(2,277,524)	(2,854,222)	(7,084)	(3,385)
Class C	(382,914)	(81,548)	(513)	(824)
Class I	(3,142,606)	(1,844,434)	(106,801)	(436)
Class I2	—	—	(1,723,828)	(7,845,514)
	(5,803,044)	(4,780,204)	(1,838,226)	(7,850,159)
Net increase (decrease) in shares outstanding:
Class A	(1,439,587)	2,802,070	(1,345)	10,694
Class C	(32,426)	827,680	27,599	13,516
Class I	(468,394)	3,030,591	(106,404)	106,159
Class I2	26	828	(1,332,241)	(6,657,950)
Class R6	—	—	39	5,040
Class T1	904	—	1,017	—
	(1,939,477)	6,661,169	(1,411,335)	(6,522,541)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Class I2 commenced operations on September 30, 2016.
(C)	Class R6 commenced operations on July 25, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Inflation-Protected Securities (A) (B)			Transamerica Intermediate Bond (D) (E)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited) (F)	December 31, 2016	December 31, 2015
From operations:
Net investment income (loss)	$438,877	$895,162	$(110,902)	$8,421,578	$7,558,985	$7,868,705
Net realized gain (loss)	1,405	—	—	3,721,224	—	—
Net realized gain (loss) allocated from Series Portfolios	425,860	(242,185)	(211,397)	2,063,488	3,195,662	871,666
Net change in unrealized appreciation (depreciation)	429,365	—	—	17,345,765	—	—
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	57,860	2,279,047	(1,382,713)	(33,975)	745,508	(7,590,038)
Net increase (decrease) in net assets resulting from operations	1,353,367	2,932,024	(1,705,012)	31,518,080	11,500,155	1,150,333

Dividends and/or distributions to shareholders:
Net investment income:
Class I2	—	—	—	(7,806,033)	—	—
Class I3	—	—	—	(1,091,628)	—	—
Class R	—	—	—	(676,798)	—	—
Class R4	(348,296)	(963,275)	(166,609)	(2,545,314)	(8,450,944)	(8,469,520)
Total dividends and/or distributions from net investment income	(348,296)	(963,275)	(166,609)	(12,119,773)	(8,450,944)	(8,469,520)
Net realized gains:
Class R4	—	—	—	—	(2,733,553)	(2,780,080)
Total dividends and/or distributions from net realized gains	—	—	—	—	(2,733,553)	(2,780,080)
Total dividends and/or distributions to shareholders	(348,296)	(963,275)	(166,609)	(12,119,773)	(11,184,497)	(11,249,600)

Capital share transactions:
Proceeds from shares sold:
Class I2	—	—	—	921,591	—	—
Class I3	28,253	—	—	2,253,315	—	—
Class R	235,124	—	—	1,793,735	—	—
Class R4	1,952,742	9,978,849	17,416,587	10,051,089	49,265,943	120,943,582
	2,216,119	9,978,849	17,416,587	15,019,730	49,265,943	120,943,582
Issued from fund acquisition:
Class I2	—	—	—	1,965,902,863	—	—
Class I3	64,350,738	—	—	447,822,600	—	—
Class R	114,858,579	—	—	365,849,559	—	—
	179,209,317	—	—	2,779,575,022	—	—
Dividends and/or distributions reinvested:
Class I2	—	—	—	7,806,033	—	—
Class I3	—	—	—	1,091,628	—	—
Class R	—	—	—	676,798	—	—
Class R4	348,296	963,275	166,609	2,545,314	11,184,497	11,249,600
	348,296	963,275	166,609	12,119,773	11,184,497	11,249,600
Cost of shares redeemed:
Class I2	—	—	—	(3,261,427)	—	—
Class I3	(200,511)	—	—	(8,720,602)	—	—
Class R	(124,192)	—	—	(5,040,979)	—	—
Class R4	(5,707,130)	(25,694,006)	(24,780,580)	(16,353,561)	(117,221,441)	(159,150,869)
	(6,031,833)	(25,694,006)	(24,780,580)	(33,376,569)	(117,221,441)	(159,150,869)
Net increase (decrease) in net assets resulting from capital share transactions	175,741,899	(14,751,882)	(7,197,384)	2,773,337,956	(56,771,001)	(26,957,687)
Net increase (decrease) in net assets	176,746,970	(12,783,133)	(9,069,005)	2,792,736,263	(56,455,343)	(37,056,954)

Net assets:
Beginning of period/year	63,637,878	76,421,011	85,490,016	317,149,821	373,605,164	410,662,118
End of period/year	$240,384,848	$63,637,878	$76,421,011	$3,109,886,084	$317,149,821	$373,605,164
Undistributed (distributions in excess of) net investment income (loss)	$103,064	$12,483	$—	$(3,698,195)	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Inflation-Protected Securities (A) (B)			Transamerica Intermediate Bond (D) (E)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited) (F)	December 31, 2016	December 31, 2015
Capital share transactions - shares:
Shares issued:
Class I2	—	—	—	91,056	—	—
Class I3	2,827	—	—	222,778	—	—
Class R	23,470	—	—	177,262	—	—
Class R4	195,253	998,930	1,746,132	996,640	4,819,538	11,711,488
	221,550	998,930	1,746,132	1,487,736	4,819,538	11,711,488
Shares issued on fund acquisition:
Class I2	—	—	—	195,080,630	—	—
Class I3	6,435,074	—	—	44,438,308	—	—
Class R	11,485,858	—	—	36,303,963	—	—
	17,920,932	—	—	275,822,901	—	—
Shares reinvested:
Class I2	—	—	—	773,462	—	—
Class I3	—	—	—	107,756	—	—
Class R	—	—	—	66,800	—	—
Class R4	34,803	96,143	16,962	252,284	1,100,156	1,104,924
	34,803	96,143	16,962	1,200,302	1,100,156	1,104,924
Shares redeemed:
Class I2	—	—	—	(322,650)	—	—
Class I3	(20,051)	—	—	(860,318)	—	—
Class R	(12,435)	—	—	(497,774)	—	—
Class R4	(571,849)	(2,571,487)	(2,488,158)	(1,618,086)	(11,527,736)	(15,408,232)
	(604,335)	(2,571,487)	(2,488,158)	(3,298,828)	(11,527,736)	(15,408,232)

Net increase (decrease) in shares outstanding:
Class I2	—	—	—	195,622,498	—	—
Class I3	6,417,850	—	—	43,908,524	—	—
Class R	11,496,893	—	—	36,050,251	—	—
Class R4	(341,793)	(1,476,414)	(725,064)	(369,162)	(5,608,042)	(2,591,820)
	17,572,950	(1,476,414)	(725,064)	275,212,111	(5,608,042)	(2,591,820)

(A)	Formerly, Transamerica Partners Institutional Inflation-Protected Securities. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017 the Fund underwent a 0.97-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Formerly, Transamerica Partners Institutional Core Bond. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Effective March 24, 2017 the Fund underwent a 1.06-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(F)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni (A) (B)		Transamerica International Equity (A) (B) (C)		Transamerica International Small Cap Value
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$12,328,928	$16,790,893	$36,755,160	$57,784,819	$7,115,762	$19,574,108
Net realized gain (loss)	(15,279,508)	7,888,022	(32,546,478)	4,959,762	(10,969,369)	6,301,600
Net change in unrealized appreciation (depreciation)	(19,984,323)	2,352,399	393,921,416	(54,329,865)	82,292,108	(51,019,115)
Net increase (decrease) in net assets resulting from operations	(22,934,903)	27,031,314	398,130,098	8,414,716	78,438,501	(25,143,407)

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(3,721,454)	(5,158,528)	(3,475,006)	(5,429,157)	—	—
Class C	(1,372,580)	(1,564,162)	(296,477)	(801,585)	—	—
Class I	(7,328,001)	(10,200,756)	(25,478,446)	(23,123,213)	(5,411,353)	(8,366,689)
Class I2	(108)	(17)	(28,776,503)	(11,904,155)	(9,647,157)	(14,268,643)
Class R6	—	—	(1,696,461)	(631)	—	—
Class T1	(23)	—	—	—	—	—
Advisor Class	(77)	—	(7)	—	—	—
Total dividends and/or distributions from net investment income	(12,422,243)	(16,923,463)	(59,722,900)	(41,258,741)	(15,058,510)	(22,635,332)
Net realized gains:
Class A	(2,348,489)	(676,003)	(754,292)	(1,611,311)	—	—
Class C	(1,227,296)	(290,626)	(153,044)	(341,847)	—	—
Class I	(4,235,485)	(1,223,637)	(4,062,192)	(5,929,708)	(1,747,486)	(12,415,086)
Class I2	(61)	—	(4,352,408)	(2,944,816)	(2,967,180)	(20,393,414)
Class R6	—	—	(256,047)	(264)	—	—
Advisor Class	(65)	—	(26)	—	—	—
Total dividends and/or distributions from net realized gains	(7,811,396)	(2,190,266)	(9,578,009)	(10,827,946)	(4,714,666)	(32,808,500)
Total dividends and/or distributions to shareholders	(20,233,639)	(19,113,729)	(69,300,909)	(52,086,687)	(19,773,176)	(55,443,832)

Capital share transactions:
Proceeds from shares sold:
Class A	76,188,865	380,906,254	50,157,417	195,654,376	—	—
Class C	25,107,716	165,589,788	7,503,875	19,533,495	—	—
Class I	236,892,189	730,095,426	372,091,764	1,242,491,556	16,415,305	52,840,028
Class I2	—	10,000	10,676,413	1,196,014,688	466,370	71,363,471
Class I3	—	—	1,392,903	—	—	—
Class R	—	—	559,243	—	—	—
Class R4	—	—	229,845	—	—	—
Class R6	—	—	78,947,337	56,955,442	—	—
Class T1	10,000	—	10,000	—	—	—
Advisor Class	10,000	—	10,000	—	—	—
	338,208,770	1,276,601,468	521,578,797	2,710,649,557	16,881,675	124,203,499
Issued from fund acquisition:
Class I3	—	—	189,770,376	—	—	—
Class R	—	—	141,711,875	—	—	—
Class R4	—	—	40,890,816	—	—	—
	—	—	372,373,067	—	—	—
Dividends and/or distributions reinvested:
Class A	5,704,139	5,396,792	4,066,061	6,867,831	—	—
Class C	2,251,049	1,605,573	331,067	826,180	—	—
Class I	8,429,020	7,634,089	27,551,001	27,122,300	7,143,991	20,599,383
Class I2	169	17	33,128,911	14,848,971	12,614,337	34,662,057
Class R6	—	—	1,952,508	895	—	—
Class T1	23	—	—	—	—	—
Advisor Class	142	—	33	—	—	—
	16,384,542	14,636,471	67,029,581	49,666,177	19,758,328	55,261,440
Cost of shares redeemed:
Class A	(147,470,442)	(79,225,200)	(89,506,861)	(126,032,002)	—	—
Class C	(36,939,726)	(15,890,481)	(14,283,842)	(18,450,028)	—	—
Class I	(378,033,227)	(124,836,936)	(261,456,177)	(726,233,939)	(37,907,212)	(134,229,003)
Class I2	—	—	(93,840,622)	(86,215,686)	(12,485,142)	(216,937,343)
Class I3	—	—	(2,702,035)	—	—	—
Class R	—	—	(1,899,530)	—	—	—
Class R4	—	—	(1,628,093)	—	—	—
Class R6	—	—	(6,597,422)	(513,256)	—	—
	(562,443,395)	(219,952,617)	(471,914,582)	(957,444,911)	(50,392,354)	(351,166,346)
Net increase (decrease) in net assets resulting from capital share transactions	(207,850,083)	1,071,285,322	489,066,863	1,802,870,823	(13,752,351)	(171,701,407)
Net increase (decrease) in net assets	(251,018,625)	1,079,202,907	817,896,052	1,759,198,852	44,912,974	(252,288,646)

Net assets:
Beginning of period/year	1,459,693,240	380,490,333	3,688,183,128	1,928,984,276	713,977,695	966,266,341
End of period/year	$1,208,674,615	$1,459,693,240	$4,506,079,180	$3,688,183,128	$758,890,669	$713,977,695
Undistributed (distributions in excess of) net investment income (loss)	$(93,315)	$—	$20,593,354	$43,561,094	$2,548,185	$10,490,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni (A) (B)		Transamerica International Equity (A) (B) (C)		Transamerica International Small Cap Value
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	6,845,422	32,858,118	2,983,558	11,985,467	—	—
Class C	2,257,764	14,324,230	449,843	1,223,719	—	—
Class I	21,220,658	62,744,571	21,933,643	77,694,866	1,442,569	4,736,802
Class I2	—	849	633,327	73,617,452	40,430	6,558,243
Class I3	—	—	79,500	—	—	—
Class R	—	—	31,579	—	—	—
Class R4	—	—	13,026	—	—	—
Class R6	—	—	4,659,246	3,395,894	—	—
Class T1	903	—	575	—	—	—
Advisor Class	904	—	598	—	—	—
	30,325,651	109,927,768	30,784,895	167,917,398	1,482,999	11,295,045
Shares issued on fund acquisition:
Class I3	—	—	11,005,711	—	—	—
Class R	—	—	8,218,572	—	—	—
Class R4	—	—	2,371,470	—	—	—
	—	—	21,595,753	—	—	—
Shares reinvested:
Class A	516,508	465,878	250,837	413,476	—	—
Class C	204,423	139,018	20,640	50,285	—	—
Class I	759,462	655,358	1,680,964	1,615,384	653,016	1,792,810
Class I2	16	1	2,020,055	883,867	1,150,943	3,011,473
Class R6	—	—	117,976	53	—	—
Class T1	2	—	—	—	—	—
Advisor Class	13	—	2	—	—	—
	1,480,424	1,260,255	4,090,474	2,963,065	1,803,959	4,804,283
Shares redeemed:
Class A	(13,281,059)	(6,825,529)	(5,357,613)	(7,770,297)	—	—
Class C	(3,333,877)	(1,370,009)	(864,197)	(1,159,978)	—	—
Class I	(33,845,250)	(10,699,898)	(15,483,353)	(45,786,565)	(3,372,166)	(12,146,086)
Class I2	—	—	(5,425,033)	(5,306,738)	(1,083,301)	(19,168,028)
Class I3	—	—	(153,805)	—	—	—
Class R	—	—	(108,110)	—	—	—
Class R4	—	—	(93,411)	—	—	—
Class R6	—	—	(385,262)	(30,929)	—	—
	(50,460,186)	(18,895,436)	(27,870,784)	(60,054,507)	(4,455,467)	(31,314,114)
Net increase (decrease) in shares outstanding:
Class A	(5,919,129)	26,498,467	(2,123,218)	4,628,646	—	—
Class C	(871,690)	13,093,239	(393,714)	114,026	—	—
Class I	(11,865,130)	52,700,031	8,131,254	33,523,685	(1,276,581)	(5,616,474)
Class I2	16	850	(2,771,651)	69,194,581	108,072	(9,598,312)
Class I3	—	—	10,931,406	—	—	—
Class R	—	—	8,142,041	—	—	—
Class R4	—	—	2,291,085	—	—	—
Class R6	—	—	4,391,960	3,365,018	—	—
Class T1	905	—	575	—	—	—
Advisor Class	917	—	600	—	—	—
	(18,654,111)	92,292,587	28,600,338	110,825,956	(1,168,509)	(15,214,786)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I3, R, and R4 commenced operations on March 10, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Large Cap Value (A) (B)		Transamerica Large Core (C) (D)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited) (E)	December 31, 2016	December 31, 2015
From operations:
Net investment income (loss)	$14,927,077	$30,510,316	$342,360	$177,737	$102,141
Net realized gain (loss)	127,189,529	163,915,086	224,666	—	—
Net realized gain (loss) allocated from Series Portfolio	—	—	(19,816,427)	53,941	1,049,147
Net change in unrealized appreciation (depreciation)	145,356,755	(7,839,682)	(658,843)	—	—
Net change in unrealized appreciation (depreciation) allocated from Series Portfolio	—	—	20,356,926	517,564	(1,290,715)
Net increase (decrease) in net assets resulting from operations	287,473,361	186,585,720	448,682	749,242	(139,427)

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(522,498)	(455,743)	—	—	—
Class C	(74,468)	(78,272)	—	—	—
Class I	(596,815)	(401,391)	—	—	—
Class I2	(13,005,288)	(28,828,968)	—	—	—
Class I3	—	—	(125,821)	—	—
Class R	—	—	(27,357)	—	—
Class R4	—	—	(40,326)	(181,583)	(103,756)
Class R6	(38,239)	(12,018)	—	—	—
Class T1	(2)	—	—	—	—
Advisor Class	(16)	—	—	—	—
Total dividends and/or distributions from net investment income	(14,237,326)	(29,776,392)	(193,504)	(181,583)	(103,756)
Net realized gains:
Class A	(7,349,151)	(3,073,830)	—	—	—
Class C	(2,326,510)	(1,175,209)	—	—	—
Class I	(6,704,664)	(1,689,010)	—	—	—
Class I2	(153,964,634)	(185,773,195)	—	—	—
Class R6	(356,570)	(5,276)	—	—	—
Advisor Class	(760)	—	—	—	—
Total dividends and/or distributions from net realized gains	(170,702,289)	(191,716,520)	—	—	—
Total dividends and/or distributions to shareholders	(184,939,615)	(221,492,912)	(193,504)	(181,583)	(103,756)

Capital share transactions:
Proceeds from shares sold:
Class A	62,094,393	62,609,005	—	—	—
Class C	21,306,801	13,538,354	—	—	—
Class I	102,227,197	55,889,450	—	—	—
Class I2	9,678,985	197,206,161	—	—	—
Class I3	—	—	1,060,717	—	—
Class R	—	—	984,616	—	—
Class R4	—	—	275,696	717,967	5,538,305
Class R6	5,849,612	3,532,142	—	—	—
Class T1	10,000	—	—	—	—
Advisor Class	32,250	—	—	—	—
	201,199,238	332,775,112	2,321,029	717,967	5,538,305
Issued from fund acquisition:
Class I3	—	—	202,902,469	—	—
Class R	—	—	80,657,396	—	—
Class R4	—	—	—	—	—
	—	—	283,559,865	—	—
Dividends and/or distributions reinvested:
Class A	7,624,899	3,372,857	—	—	—
Class C	1,598,083	799,946	—	—	—
Class I	4,476,379	1,088,792	—	—	—
Class I2	166,969,922	214,471,738	—	—	—
Class I3	—	—	125,821	—	—
Class R	—	—	27,357	—	—
Class R4	—	—	40,326	181,583	103,756
Class R6	394,809	17,294	—	—	—
Class T1	2	—	—	—	—
Advisor Class	776	—	—	—	—
	181,064,870	219,750,627	193,504	181,583	103,756

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

Transamerica Large Cap Value (A) (B)	Transamerica Large Core (C) (D)
April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited) (E)	December 31, 2016	December 31, 2015
Cost of shares redeemed:
Class A	$(23,267,632)	$(24,574,709)	$—	$—	$—
Class C	(5,149,788)	(2,877,936)	—	—	—
Class I	(27,847,043)	(16,306,606)	—	—	—
Class I2	(179,138,311)	(297,513,894)	—	—	—
Class I3	—	—	(2,807,356)	—	—
Class R	—	—	(1,766,454)	—	—
Class R4	—	—	(321,002)	(2,829,799)	(1,275,962)
Class R6	(345,633)	(255,200)	—	—	—
(235,748,407)	(341,528,345)	(4,894,812)	(2,829,799)	(1,275,962)
Net increase (decrease) in net assets resulting from capital share transactions	146,515,701	210,997,394	281,179,586	(1,930,249)	4,366,099
Net increase (decrease) in net assets	249,049,447	176,090,202	281,434,764	(1,362,590)	4,122,916

Net assets:
Beginning of period/year	2,052,399,031	1,876,308,829	10,632,592	11,995,182	7,872,266
End of period/year	$2,301,448,478	$2,052,399,031	$292,067,356	$10,632,592	$11,995,182
Undistributed (distributions in excess of) net investment income (loss)	$4,265,290	$3,575,539	$149,095	$239	$—

Capital share transactions - shares:
Shares issued:
Class A	4,846,254	5,166,040	—	—	—
Class C	1,671,281	1,117,028	—	—	—
Class I	7,949,366	4,613,055	—	—	—
Class I2	750,959	16,619,885	—	—	—
Class I3	—	—	107,231	—	—
Class R	—	—	99,422	—	—
Class R4	—	—	28,013	82,789	603,082
Class R6	455,094	289,437	—	—	—
Class T1	773	—	—	—	—
Advisor Class	2,427	—	—	—	—
15,676,154	27,805,445	234,666	82,789	603,082
Shares issued on fund acquisition:
Class I3	—	—	20,290,247	—	—
Class R	—	—	8,065,740	—	—
Class R4	—	—	—	—	—
—	—	28,355,987	—	—
Shares reinvested:
Class A	600,749	293,297	—	—	—
Class C	126,431	69,942	—	—	—
Class I	350,709	93,997	—	—	—
Class I2	13,092,640	18,604,051	—	—	—
Class I3	—	—	12,684	—	—
Class R	—	—	2,758	—	—
Class R4	—	—	4,043	20,235	11,468
Class R6	30,952	1,448	—	—	—
Class T1	0	(F)	—	—	—	—
Advisor Class	60	—	—	—	—
14,201,541	19,062,735	19,485	20,235	11,468
Shares redeemed:
Class A	(1,817,652)	(2,143,996)	—	—	—
Class C	(406,251)	(239,613)	—	—	—
Class I	(2,189,315)	(1,370,411)	—	—	—
Class I2	(13,912,083)	(24,898,732)	—	—	—
Class I3	—	—	(283,064)	—	—
Class R	—	—	(179,072)	—	—
Class R4	—	—	(32,600)	(322,872)	(137,365)
Class R6	(26,881)	(21,766)	—	—	—
(18,352,182)	(28,674,518)	(494,736)	(322,872)	(137,365)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Large Cap Value (A) (B)		Transamerica Large Core (C) (D)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited) (E)	December 31, 2016	December 31, 2015
Net increase (decrease) in shares outstanding:
Class A	3,629,351	3,315,341	—	—	—
Class C	1,391,461	947,357	—	—	—
Class I	6,110,760	3,336,641	—	—	—
Class I2	(68,484)	10,325,204	—	—	—
Class I3	—	—	20,127,098	—	—
Class R	—	—	7,988,848	—	—
Class R4	—	—	(544)	(219,848)	477,185
Class R6	459,165	269,119	—	—	—
Class T1	773	—	—	—	—
Advisor Class	2,487	—	—	—	—
	11,525,513	18,193,662	28,115,402	(219,848)	477,185

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Formerly, Transamerica Partners Institutional Large Core. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Effective March 10, 2017 the Fund underwent a 0.81-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(E)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(F)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Large Growth (A) (B)			Transamerica Mid Cap Growth (D) (E) (F)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited) (E)	December 31, 2016	December 31, 2015
From operations:
Net investment income (loss)	$(264,443)	$155,715	$81,888	$(40,514)	$(14,277)	$(62,655)
Net realized gain (loss)	612,470	—	—	3,173,865	—	—
Net realized gain (loss) allocated from Series Portfolios	(18,964,494)	8,322,753	6,771,603	(93,487)	660,335	3,093,288
Net change in unrealized appreciation (depreciation)	28,290,832	—	—	(162,500)	—	—
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	26,621,833	(7,744,083)	2,840,662	1,228,606	1,163,662	(2,847,870)
Net increase (decrease) in net assets resulting from operations	36,296,198	734,385	9,694,153	4,105,970	1,809,720	182,763

Dividends and/or distributions to shareholders:
Net investment income:
Class R4	(25,628)	(186,262)	(97,862)	—	—	—
Net realized gains:
Class R4	—	—	—	(428,539)	(1,611,795)	(2,967,739)
Total dividends and/or distributions to shareholders	(25,628)	(186,262)	(97,862)	(428,539)	(1,611,795)	(2,967,739)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	1,269,387	—	—
Class C	—	—	—	26,226	—	—
Class I	—	—	—	81,809	—	—
Class I3	2,206,318	—	—	—	—	—
Class R	200,930	—	—	278,900	—	—
Class R4	1,248,406	6,537,096	17,259,408	265,479	1,991,283	4,537,258
Class T1	—	—	—	915,022	—	—
Advisor Class	—	—	—	10,000	—	—
	3,655,654	6,537,096	17,259,408	2,846,823	1,991,283	4,537,258
Issued from fund acquisition:
Class A	—	—	—	7,872,924	—	—
Class C	—	—	—	1,181,785	—	—
Class I	—	—	—	471,916	—	—
Class I2	—	—	—	159,214,123	—	—
Class I3	523,865,143	—	—	35,433,677	—	—
Class R	249,085,885	—	—	53,042,698	—	—
Advisor Class	—	—	—	10,563	—	—
	772,951,028	—	—	257,227,686	—	—
Dividends and/or distributions reinvested:
Class R4	25,628	186,262	97,862	428,539	1,611,795	2,967,739
	25,628	186,262	97,862	428,539	1,611,795	2,967,739
Cost of shares redeemed:
Class A	—	—	—	(592,886)	—	—
Class C	—	—	—	(34,839)	—	—
Class I	—	—	—	(27,600)	—	—
Class I2	—	—	—	—	—	—
Class I3	(10,552,481)	—	—	(350,620)	—	—
Class R	(4,050,220)	—	—	(1,281,768)	—	—
Class R4	(9,681,069)	(32,094,032)	(30,015,178)	(1,999,249)	(4,109,017)	(10,331,123)
	(24,283,770)	(32,094,032)	(30,015,178)	(4,286,962)	(4,109,017)	(10,331,123)
Net increase (decrease) in net assets resulting from capital share transactions	752,348,540	(25,370,674)	(12,657,908)	256,216,086	(505,939)	(2,826,126)
Net increase (decrease) in net assets	788,619,110	(24,822,551)	(3,061,617)	259,893,517	(308,014)	(5,611,102)

Net assets:
Beginning of period/year	82,545,985	107,368,536	110,430,153	16,766,866	17,074,880	22,685,982
End of period/year	$871,165,095	$82,545,985	$107,368,536	$276,660,383	$16,766,866	$17,074,880
Undistributed (distributions in excess of) net investment income (loss)	$(290,071)	$—	$1,993	$(40,514)	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Large Growth (A) (B)			Transamerica Mid Cap Growth (D) (E) (F)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	—	—	—	97,141	—	—
Class C	—	—	—	2,041	—	—
Class I	—	—	—	6,238	—	—
Class I3	220,697	—	—	21,115	—	—
Class R	19,752	—	—	20,077	—	—
Class R4	127,584	754,059	1,956,541	69,132	163,448	276,852
Class T1	—	—	—	760	—	—
Advisor Class	—	—	—	—	—	—
	368,033	754,059	1,956,541	216,504	163,448	276,852
Shares issued on fund acquisition:
Class A	—	—	—	600,232	—	—
Class C	—	—	—	92,065	—	—
Class I	—	—	—	35,727	—	—
Class I2	—	—	—	12,026,921	—	—
Class I3	52,386,514	—	—	2,676,644	—	—
Class R	24,908,589	—	—	4,006,815	—	—
Advisor Class	—	—	—	800	—	—
	77,295,103	—	—	19,439,204	—	—
Shares reinvested:
Class R4	2,574	20,696	11,181	32,568	128,997	240,274
	2,574	20,696	11,181	32,568	128,997	240,274
Shares redeemed:
Class A	—	—	—	(45,221)	—	—
Class C	—	—	—	(2,752)	—	—
Class I	—	—	—	(2,079)	—	—
Class I3	(1,049,578)	—	—	(26,556)	—	—
Class R	(403,929)	—	—	(97,718)	—	—
Class R4	(983,022)	(3,564,316)	(3,373,902)	(150,467)	(338,006)	(621,987)
	(2,436,529)	(3,564,316)	(3,373,902)	(324,793)	(338,006)	(621,987)

Net increase (decrease) in shares outstanding:
Class A	—	—	—	652,152	—	—
Class C	—	—	—	91,354	—	—
Class I	—	—	—	39,886	—	—
Class I2	—	—	—	12,026,921	—	—
Class I3	51,557,633	—	—	2,671,203	—	—
Class R	24,524,412	—	—	3,929,174	—	—
Class R4	(852,864)	(2,789,561)	(1,406,180)	(48,767)	(45,561)	(104,861)
Class T1	—	—	—	760	—	—
Advisor Class	—	—	—	800	—	—
	75,229,181	(2,789,561)	(1,406,180)	19,363,483	(45,561)	(104,861)

(A)	Formerly, Transamerica Partners Institutional Large Growth. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017 the Fund underwent a 1.35-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Formerly, Transamerica Partners Institutional Mid Growth. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Effective March 10, 2017 the Fund underwent a 0.84-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(F)	Class T1 commenced operations on March 17, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period ended:

	Transamerica Mid Cap Value Opportunities (A) (B) (C)		Transamerica MLP & Energy Income (A) (B)		Transamerica Multi-Cap Growth (A) (B)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$5,411,500	$10,078,528	$2,319,828	$17,928,054	$253,555	$(77,758)
Net realized gain (loss)	34,113,476	55,830,417	16,360,949	(142,436,292)	5,576,071	48,733,525
Net change in unrealized appreciation (depreciation)	41,162,183	33,045,922	16,508,480	147,850,936	30,355,838	(81,621,575)
Net increase (decrease) in net assets resulting from operations	80,687,159	98,954,867	35,189,257	23,342,698	36,185,464	(32,965,808)

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(900,992)	(282,154)	(1,130,208)	(1,418,557)	—	—
Class C	(49,168)	(11,762)	(713,497)	(882,602)	(19)	—
Class I	(3,648,392)	(2,001,904)	(1,298,883)	(1,711,097)	(24,737)	—
Class I2	(3,775,673)	(6,368,105)	(8,159,812)	(15,383,168)	(430,759)	—
Class R6	(259)	—	—	—	—	—
Class T1	—	—	(23)	—	—	—
Advisor Class	(4)	—	(146)	—	—	—
Total dividends and/or distributions from net investment income	(8,374,488)	(8,663,925)	(11,302,569)	(19,395,424)	(455,515)	—
Net realized gains:
Class A	(6,370,108)	(543,178)	—	—	(9,176,020)	(6,515,914)
Class B	—	—	—	—	(264,885)	(228,293)
Class C	(587,982)	(36,657)	—	—	(1,794,873)	(1,111,819)
Class I	(23,154,423)	(3,545,366)	—	—	(7,032,558)	(4,188,981)
Class I2	(22,656,746)	(11,017,637)	—	—	(29,460,257)	(17,545,117)
Class R6	(3,526)	—	—	—	—	—
Advisor Class	(666)	—	—	—	(1,766)	—
Total dividends and/or distributions from net realized gains	(52,773,451)	(15,142,838)	—	—	(47,730,359)	(29,590,124)
Total dividends and/or distributions to shareholders	(61,147,939)	(23,806,763)	(11,302,569)	(19,395,424)	(48,185,874)	(29,590,124)

Capital share transactions:
Proceeds from shares sold:
Class A	51,273,928	74,980,447	4,679,097	16,418,169	1,993,224	4,524,772
Class B	—	—	—	—	(31)	83
Class C	7,366,761	6,178,890	1,591,235	5,375,532	661,122	627,291
Class I	150,794,707	184,395,749	15,133,814	32,556,738	22,676,371	3,690,475
Class I2	1,245,658	297,239,475	190,891	220,449,129	1,075,830	11,672,912
Class I3	1,460,167	—	—	—	—	—
Class R	431,182	—	—	—	—	—
Class R4	4,865,031	—	—	—	—	—
Class R6	18,471,845	50,000	—	—	—	—
Class T1	10,000	—	10,000	—	10,000	—
Advisor Class	20,000	—	10,000	—	10,000	—
	235,939,279	562,844,561	21,615,037	274,799,568	26,426,516	20,515,533
Issued from fund acquisition:
Class I3	291,240,513	—	—	—	—	—
Class R	132,969,517	—	—	—	—	—
Class R4	465,442,058	—	—	—	—	—
	889,652,088	—	—	—	—	—
Dividends and/or distributions reinvested:
Class A	7,220,302	824,263	951,321	1,203,777	9,029,367	6,420,206
Class B	—	—	—	—	263,195	225,447
Class C	598,740	48,211	506,764	607,483	1,740,513	1,064,102
Class I	26,017,180	5,544,525	723,221	936,423	6,994,746	4,149,339
Class I2	26,432,419	17,347,629	8,159,812	15,381,456	29,891,016	17,545,117
Class R6	3,785	—	—	—	—	—
Class T1	—	—	23	—	—	—
Advisor Class	670	—	146	—	1,766	—
	60,273,096	23,764,628	10,341,287	18,129,139	47,920,603	29,404,211
Cost of shares redeemed:
Class A	(33,451,994)	(21,910,651)	(14,553,630)	(19,755,231)	(5,949,338)	(22,007,371)
Class B	—	—	—	—	(53,504)	(242,845)
Class C	(1,243,609)	(560,328)	(5,001,598)	(10,697,693)	(1,060,672)	(2,027,710)
Class I	(52,190,007)	(50,041,009)	(7,644,973)	(48,566,786)	(8,519,162)	(10,286,069)
Class I2	(10,874,584)	(518,194,012)	(3,815,273)	(329,581,656)	(15,660,897)	(141,074,514)
Class I3	(2,906,908)	—	—	—	—	—
Class R	(5,344,515)	—	—	—	—	—
Class R4	(6,460,161)	—	—	—	—	—
Class R6	(1,662,330)	—	—	—	—	—
Advisor Class	(10,033)	—	—	—	—	—
	(114,144,141)	(590,706,000)	(31,015,474)	(408,601,366)	(31,243,573)	(175,638,509)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period ended:

	Transamerica Mid Cap Value Opportunities (A) (B) (C)		Transamerica MLP & Energy Income (A) (B)		Transamerica Multi-Cap Growth (A) (B)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Automatic conversions:
Class A	$—	$—	$—	$—	$385,972	$650,864
Class B	—	—	—	—	(385,972)	(650,864)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,071,720,322	(4,096,811)	940,850	(115,672,659)	43,103,546	(125,718,765)
Net increase (decrease) in net assets	1,091,259,542	71,051,293	24,827,538	(111,725,385)	31,103,136	(188,274,697)

Net assets:
Beginning of period	704,573,693	633,522,400	382,520,360	494,245,745	258,734,562	447,009,259
End of period	$1,795,833,235	$704,573,693	$407,347,898	$382,520,360	$289,837,698	$258,734,562
Undistributed (distributions in excess of) net investment income (loss)	$3,584,322	$6,547,320	$(11,141,522)	$(2,158,781)	$(201,960)	$—

Capital share transactions - shares:
Shares issued:
Class A	4,304,166	6,612,071	585,196	2,532,438	297,162	588,717
Class B	—	—	—	—	(4)	25
Class C	624,830	542,355	199,394	825,662	132,193	96,054
Class I	12,674,908	16,136,058	1,895,073	4,671,021	3,242,248	443,620
Class I2	105,846	28,974,260	23,612	34,817,422	145,033	1,473,516
Class I3	121,812	—	—	—	—	—
Class R	35,956	—	—	—	—	—
Class R4	407,474	—	—	—	—	—
Class R6	1,539,182	4,212	—	—	—	—
Class T1	833	—	1,234	—	1,522	—
Advisor Class	1,620	—	1,252	—	1,218	—
	19,816,627	52,268,956	2,705,761	42,846,543	3,819,372	2,601,932
Shares issued on fund acquisition:
Class I3	24,417,361	—	—	—	—	—
Class R	11,148,053	—	—	—	—	—
Class R4	39,022,272	—	—	—	—	—
	74,587,686	—	—	—	—	—
Shares reinvested:
Class A	621,368	76,321	119,705	169,230	1,463,431	759,788
Class B	—	—	—	—	54,947	32,345
Class C	51,839	4,476	63,985	85,848	358,868	151,151
Class I	2,229,407	512,433	90,959	133,485	1,028,639	454,473
Class I2	2,263,050	1,601,812	1,025,056	2,221,051	4,325,762	1,898,822
Class R6	322	—	—	—	—	—
Class T1	—	—	3	—	—	—
Advisor Class	57	—	18	—	259	—
	5,166,043	2,195,042	1,299,726	2,609,614	7,231,906	3,296,579
Shares redeemed:
Class A	(2,825,526)	(1,940,306)	(1,791,533)	(2,875,873)	(897,826)	(2,907,752)
Class B	—	—	—	—	(10,583)	(36,981)
Class C	(105,082)	(49,555)	(627,977)	(1,587,966)	(200,832)	(316,016)
Class I	(4,383,168)	(4,410,932)	(954,615)	(7,586,189)	(1,178,412)	(1,200,970)
Class I2	(909,920)	(44,157,764)	(471,549)	(45,215,506)	(2,125,928)	(14,572,407)
Class I3	(241,427)	—	—	—	—	—
Class R	(446,090)	—	—	—	—	—
Class R4	(536,939)	—	—	—	—	—
Class R6	(137,484)	—	—	—	—	—
Advisor Class	(824)	—	—	—	—	—
	(9,586,460)	(50,558,557)	(3,845,674)	(57,265,534)	(4,413,581)	(19,034,126)
Automatic conversions:
Class A	—	—	—	—	60,224	82,794
Class B	—	—	—	—	(77,113)	(100,342)
	—	—	—	—	(16,889)	(17,548)
Net increase (decrease) in shares outstanding:
Class A	2,100,008	4,748,086	(1,086,632)	(174,205)	922,991	(1,476,453)
Class B	—	—	—	—	(32,753)	(104,953)
Class C	571,587	497,276	(364,598)	(676,456)	290,229	(68,811)
Class I	10,521,147	12,237,559	1,031,417	(2,781,683)	3,092,475	(302,877)
Class I2	1,458,976	(13,581,692)	577,119	(8,177,033)	2,344,867	(11,200,069)
Class I3	24,297,746	—	—	—	—	—
Class R	10,737,919	—	—	—	—	—
Class R4	38,892,807	—	—	—	—	—
Class R6	1,402,020	4,212	—	—	—	—
Class T1	833	—	1,237	—	1,522	—
Advisor Class	853	—	1,270	—	1,477	—
	89,983,896	3,905,441	159,813	(11,809,377)	6,620,808	(13,153,163)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I3, R, and R4 commenced operations on March 24, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced (A) (B)		Transamerica Short-Term Bond (A) (C)
	April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$4,587,183	$6,201,496	$23,998,981	$61,940,498
Net realized gain (loss)	9,928,216	3,136,586	(3,103,994)	(22,360,763)
Net change in unrealized appreciation (depreciation)	56,549,962	13,658,022	2,589,649	36,065,889
Net increase (decrease) in net assets resulting from operations	71,065,361	22,996,104	23,484,636	75,645,624

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(3,156,906)	(2,999,475)	(9,404,764)	(17,809,230)
Class B	(3,341)	(695)	—	—
Class C	(579,418)	(668,965)	(3,689,063)	(8,375,961)
Class I	(1,601,003)	(2,550,239)	(10,446,900)	(18,688,541)
Class I2	—	—	(3,613,812)	(16,734,521)
Class R6	(59,296)	(24,055)	(6,174)	(5,352)
Class T1	(5)	—	(23)	—
Advisor Class	(9)	—	(78)	—
Total dividends and/or distributions from net investment income	(5,399,978)	(6,243,429)	(27,160,814)	(61,613,605)
Net realized gains:
Class A	(1,538,902)	(5,133,421)	—	—
Class B	(11,291)	(116,857)	—	—
Class C	(723,850)	(4,536,475)	—	—
Class I	(715,081)	(4,704,975)	—	—
Class R6	(22,299)	(1,151)	—	—
Total dividends and/or distributions from net realized gains	(3,011,423)	(14,492,879)	—	—
Return of capital:
Class A	—	—	—	(2,208,329)
Class C	—	—	—	(1,038,612)
Class I	—	—	—	(2,317,364)
Class I2	—	—	—	(2,075,066)
Class R6	—	—	—	(665)
Total dividends and/or distributions from return of capital	—	—	—	(7,640,036)
Total dividends and/or distributions to shareholders	(8,411,401)	(20,736,308)	(27,160,814)	(69,253,641)

Capital share transactions:
Proceeds from shares sold:
Class A	150,908,462	230,420,224	238,077,642	331,648,362
Class B	90,898	244,375	—	—
Class C	26,098,685	52,693,240	35,407,747	80,758,395
Class I	44,994,792	52,367,325	346,309,510	596,619,617
Class I2	—	—	53,527,730	127,916,920
Class R6	2,686,798	6,289,794	627,166	328,734
Class T1	10,000	—	10,098	—
Advisor Class	10,000	—	10,000	—
	224,799,635	342,014,958	673,969,893	1,137,272,028
Dividends and/or distributions reinvested:
Class A	4,601,921	7,875,169	8,796,251	18,168,207
Class B	14,524	116,154	—	—
Class C	1,211,777	4,780,473	3,293,322	8,187,482
Class I	2,122,304	6,730,902	8,684,683	16,605,635
Class I2	—	—	3,675,935	18,771,805
Class R6	81,595	25,206	6,274	5,926
Class T1	5	—	23	—
Advisor Class	9	—	78	—
	8,032,135	19,527,904	24,456,566	61,739,055
Cost of shares redeemed:
Class A	(37,918,192)	(45,724,032)	(191,377,507)	(394,083,690)
Class B	(176,631)	(570,562)	—	—
Class C	(32,496,541)	(34,333,226)	(96,353,162)	(190,637,158)
Class I	(25,280,560)	(49,929,061)	(337,748,599)	(458,815,981)
Class I2	—	—	(23,816,222)	(1,086,687,029)
Class R6	(775,004)	(65,953)	(21,323)	(15,967)
	(96,646,928)	(130,622,834)	(649,316,813)	(2,130,239,825)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Multi-Managed Balanced (A) (B)	Transamerica Short-Term Bond (A) (C)
April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Automatic conversions:
Class A	$570,324	$1,634,891	$—	$—
Class B	(570,324)	(1,634,891)	—	—
—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	136,184,842	230,920,028	49,109,646	(931,228,742)
Net increase (decrease) in net assets	198,838,802	233,179,824	45,433,468	(924,836,759)

Net assets:
Beginning of period/year	833,314,401	600,134,577	2,818,286,208	3,743,122,967
End of period/year	$1,032,153,203	$833,314,401	$2,863,719,676	$2,818,286,208
Undistributed (distributions in excess of) net investment income (loss)	$64,820	$877,615	$(3,834,980)	$(673,147)
Capital share transactions - shares:
Shares issued:
Class A	5,842,946	9,354,912	23,361,387	32,624,334
Class B	3,563	10,231	—	—
Class C	1,027,442	2,193,295	3,481,845	7,966,545
Class I	1,717,084	2,121,445	34,576,721	59,718,529
Class I2	—	—	5,356,758	12,794,490
Class R6	103,895	252,400	62,622	33,091
Class T1	378	—	991	—
Advisor Class	376	—	1,002	—
8,695,684	13,932,283	66,841,326	113,136,989
Shares reinvested:
Class A	178,647	324,939	863,112	1,787,601
Class B	572	4,850	—	—
Class C	48,092	201,467	323,794	807,130
Class I	82,044	277,160	867,072	1,662,349
Class I2	—	—	367,300	1,884,790
Class R6	3,149	1,002	627	592
Class T1	0	(D)	—	2	—
Advisor Class	0	(D)	—	8	—
312,504	809,418	2,421,915	6,142,462
Shares redeemed:
Class A	(1,459,794)	(1,869,209)	(18,782,431)	(38,858,733)
Class B	(6,888)	(23,456)	—	—
Class C	(1,278,848)	(1,434,508)	(9,475,647)	(18,800,041)
Class I	(973,074)	(2,042,829)	(33,748,811)	(45,959,240)
Class I2	—	—	(2,380,590)	(108,785,892)
Class R6	(29,529)	(2,629)	(2,132)	(1,597)
(3,748,133)	(5,372,631)	(64,389,611)	(212,405,503)
Automatic conversions:
Class A	22,100	67,121	—	—
Class B	(22,247)	(67,585)	—	—
(147)	(464)	—	—
Net increase (decrease) in shares outstanding:
Class A	4,583,899	7,877,763	5,442,068	(4,446,798)
Class B	(25,000)	(75,960)	—	—
Class C	(203,314)	960,254	(5,670,008)	(10,026,366)
Class I	826,054	355,776	1,694,982	15,421,638
Class I2	—	—	3,343,468	(94,106,612)
Class R6	77,515	250,773	61,117	32,086
Class T1	378	—	993	—
Advisor Class	376	—	1,010	—
5,259,908	9,368,606	4,873,630	(93,126,052)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.
(C)	Advisor Class commenced operations on December 16, 2016.
(D)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Small Cap Core (A) (B) (C)			Transamerica Small Cap Growth (C) (E) (F)
	April 30, 2017 (unaudited) (D)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$192,500	$100,266	$163,514	$(389,097)	$(1,178,050)
Net realized gain (loss)	1,631,866	—	—	5,338,461	111,501,977
Net realized gain (loss) allocated from Series Portfolios	(47,991,746)	243,734	545,416	—	—
Net change in unrealized appreciation (depreciation)	4,765,411	—	—	9,600,398	(89,809,183)
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	47,847,340	2,263,938	(2,180,059)	—	—
Net increase (decrease) in net assets resulting from operations	6,445,371	2,607,938	(1,471,129)	14,549,762	20,514,744

Dividends and/or distributions to shareholders:
Net investment income:
Class R4	(13,210)	(106,674)	(171,308)	—	—
Total dividends and/or distributions from net investment income	(13,210)	(106,674)	(171,308)	—	—
Net realized gains:
Class A	—	—	—	(6,093,796)	(266,325)
Class C	—	—	—	(1,028,759)	(114,382)
Class I	—	—	—	(2,491,220)	(197,822)
Class I2	—	—	—	(32,431,383)	(35,817,720)
Class R6	—	—	—	(30,128)	—
Advisor Class	—	—	—	(5,508)	—
Total dividends and/or distributions from net realized gains	—	—	—	(42,080,794)	(36,396,249)
Total dividends and/or distributions to shareholders	(13,210)	(106,674)	(171,308)	(42,080,794)	(36,396,249)

Capital share transactions:
Proceeds from shares sold:
Class A	376,781	—	—	8,560,713	7,694,535
Class C	6,293	—	—	1,576,405	349,787
Class I	81,720	—	—	5,085,100	1,506,256
Class I2	86,342	—	—	540,276	18,410,212
Class I3	915,951	—	—	198,025	—
Class R	931,272	—	—	325,878	—
Class R4	616,162	1,271,274	1,553,920	230,988	—
Class R6	—	—	—	—	50,000
Class T1	10,000	—	—	10,000	—
Advisor Class	—	—	—	10,000	—
	3,024,521	1,271,274	1,553,920	16,537,385	28,010,790
Issued from fund acquisition:
Class A	2,987,994	—	—	—	—
Class C	770,505	—	—	—	—
Class I	1,643,572	—	—	—	—
Class I2	39,744,526	—	—	—	—
Class I3	164,067,863	—	—	17,586,938	—
Class R	67,963,093	—	—	40,910,118	—
Class R4	—	—	—	11,132,383	—
Advisor Class	9,800	—	—	—	—
	277,187,353	—	—	69,629,439	—
Dividends and/or distributions reinvested:
Class A	—	—	—	6,067,726	262,980
Class C	—	—	—	1,027,285	114,382
Class I	—	—	—	1,538,133	197,071
Class I2	—	—	—	32,431,383	35,777,612
Class R4	13,210	106,674	171,308	—	—
Class R6	—	—	—	30,128	—
Advisor Class	—	—	—	5,508	—
	13,210	106,674	171,308	41,100,163	36,352,045

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Small Cap Core (A) (B) (C)			Transamerica Small Cap Growth (C) (E) (F)
	April 30, 2017 (unaudited) (D)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
Cost of shares redeemed:
Class A	$(132,035)	$—	$—	$(4,833,909)	$(1,850,414)
Class C	(103,638)	—	—	(187,927)	(372,625)
Class I	(44,599)	—	—	(1,412,055)	(1,977,426)
Class I2	(687,212)	—	—	(5,997,751)	(524,004,033)
Class I3	(3,125,014)	—	—	(209,478)	—
Class R	(1,238,099)	—	—	(669,089)	—
Class R4	(5,643,654)	(2,057,728)	(14,914,597)	(183,798)	—
	(10,974,251)	(2,057,728)	(14,914,597)	(13,494,007)	(528,204,498)
Net increase (decrease) in net assets resulting from capital share transactions	269,250,833	(679,780)	(13,189,369)	113,772,980	(463,841,663)
Net increase (decrease) in net assets	275,682,994	1,821,484	(14,831,806)	86,241,948	(479,723,168)

Net assets:
Beginning of period/year	14,539,989	12,718,505	27,550,311	66,084,778	545,807,946
End of period/year	$290,222,983	$14,539,989	$12,718,505	$152,326,726	$66,084,778
Undistributed (distributions in excess of) net investment income (loss)	$184,489	$5,199	$5,202	$(389,097)	$—

Capital share transactions - shares:
Shares issued:
Class A	32,876	—	—	1,231,434	634,498
Class C	556	—	—	249,001	29,368
Class I	7,114	—	—	589,503	123,528
Class I2	7,533	—	—	71,774	1,530,510
Class I3	80,256	—	—	30,357	—
Class R	80,330	—	—	49,700	—
Class R4	52,248	115,106	148,836	34,969	—
Class R6	—	—	—	—	3,953
Class T1	864	—	—	1,585	—
Advisor Class	—	—	—	722	—
	261,777	115,106	148,836	2,259,045	2,321,857
Shares issued on fund acquisition:
Class A	262,942	—	—	—	—
Class C	68,530	—	—	—	—
Class I	144,152	—	—	—	—
Class I2	3,485,319	—	—	—	—
Class I3	14,387,627	—	—	2,729,704	—
Class R	5,959,897	—	—	6,349,735	—
Class R4	—	—	—	1,727,879	—
Advisor Class	858	—	—	—	—
	24,309,325	—	—	10,807,318	—
Shares reinvested:
Class A	—	—	—	977,090	22,749
Class C	—	—	—	178,039	10,140
Class I	—	—	—	240,709	16,872
Class I2	—	—	—	5,020,338	3,050,095
Class R4	1,156	10,653	16,879	—	—
Class R6	—	—	—	4,663	—
Advisor Class	—	—	—	862	—
	1,156	10,653	16,879	6,421,701	3,099,856
Shares redeemed:
Class A	(11,521)	—	—	(719,497)	(154,786)
Class C	(9,118)	—	—	(32,280)	(33,167)
Class I	(3,855)	—	—	(201,352)	(170,704)
Class I2	(59,854)	—	—	(811,639)	(41,735,746)
Class I3	(272,904)	—	—	(31,862)	—
Class R	(108,626)	—	—	(102,131)	—
Class R4	(488,637)	(210,127)	(1,426,538)	(28,007)	—
	(954,515)	(210,127)	(1,426,538)	(1,926,768)	(42,094,403)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Small Cap Core (A) (B) (C)			Transamerica Small Cap Growth (C) (E) (F)
	April 30, 2017 (unaudited) (D)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
Net increase (decrease) in shares outstanding:
Class A	284,297	—	—	1,489,027	502,461
Class C	59,968	—	—	394,760	6,341
Class I	147,411	—	—	628,860	(30,304)
Class I2	3,432,998	—	—	4,280,473	(37,155,141)
Class I3	14,194,979	—	—	2,728,199	—
Class R	5,931,601	—	—	6,297,304	—
Class R4	(435,233)	(84,368)	(1,260,823)	1,734,841	—
Class R6	—	—	—	4,663	3,953
Class T1	864	—	—	1,585	—
Advisor Class	858	—	—	1,584	—
	23,617,743	(84,368)	(1,260,823)	17,561,296	(36,672,690)

(A)	Formerly, Transamerica Partners Institutional Small Core. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Small Core, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017 the Fund underwent a 1.44-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	Class T1 commenced operations on March 17, 2017.
(D)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Class I3, R, and R4 commenced operations on March 10, 2017.
(F)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Small Cap Value (A) (B)			Transamerica Small/Mid Cap Value (D) (E)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$(197,602)	$44,412	$56,684	$(498,658)	$6,830,688
Net realized gain (loss)	328,485	—	—	70,077,147	39,224,216
Net realized gain (loss) allocated from Series Portfolios	4,987,862	34,016	1,661,673	—	—
Net change in unrealized appreciation (depreciation)	5,841,888	—	—	75,453,565	(15,129,200)
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	(5,039,261)	1,123,681	(2,146,639)	—	—
Net increase (decrease) in net assets resulting from operations	5,921,372	1,202,109	(428,282)	145,032,054	30,925,704

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—	—	—	(2,976,859)	(394,445)
Class B	—	—	—	—	—
Class C	—	—	—	(745,005)	—
Class I	—	—	—	(1,892,803)	(865,915)
Class I2	—	—	—	(234,153)	(110,424)
Class R4	(6,110)	(57,375)	(45,342)	—	—
Class R6	—	—	—	(13,648)	(132)
Advisor Class	—	—	—	(4)	—
Total dividends and/or distributions from net investment income	(6,110)	(57,375)	(45,342)	(5,862,472)	(1,370,916)
Net realized gains:
Class A	—	—	—	(18,330,193)	(32,568,914)
Class B	—	—	—	(499,496)	(1,584,990)
Class C	—	—	—	(14,159,982)	(24,819,106)
Class I	—	—	—	(8,156,693)	(14,768,898)
Class I2	—	—	—	(932,170)	(1,522,010)
Class R6	—	—	—	(54,160)	(3,884)
Advisor Class	—	—	—	(462)	—
Total dividends and/or distributions from net realized gains	—	—	—	(42,133,156)	(75,267,802)
Total dividends and/or distributions to shareholders	(6,110)	(57,375)	(45,342)	(47,995,628)	(76,638,718)

Capital share transactions:
Proceeds from shares sold:
Class A	20,566	—	—	40,532,684	34,430,867
Class B	—	—	—	36,004	123,300
Class C	100	—	—	15,222,140	18,937,657
Class I	150	—	—	59,420,491	42,831,420
Class I2	18,075	—	—	348,706	509,478
Class I3	37,067	—	—	—	—
Class R4	108,843	396,114	389,385	—	—
Class R6	—	—	—	984,827	944,032
Class T1	—	—	—	10,000	—
Advisor Class	—	—	—	16,000	—
	184,801	396,114	389,385	116,570,852	97,776,754
Issued from fund acquisition:
Class A	2,495,036	—	—	—	—
Class C	824,598	—	—	—	—
Class I	639,862	—	—	—	—
Class I2	262,835,266	—	—	—	—
Class I3	17,165,386	—	—	—	—
Class R	35,584,048	—	—	—	—
Class R6	56,472	—	—	—	—
Class T1	9,968	—	—	—	—
Advisor Class	9,995	—	—	—	—
	319,620,631	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Small Cap Value (A) (B)			Transamerica Small/Mid Cap Value (D) (E)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
Dividends and/or distributions reinvested:
Class A	$—	$—	$—	$20,401,389	$31,792,224
Class B	—	—	—	463,513	1,415,420
Class C	—	—	—	13,256,501	21,638,423
Class I	—	—	—	8,092,037	12,068,675
Class I2	—	—	—	1,166,323	1,632,434
Class R4	6,110	57,375	45,342	—	—
Class R6	—	—	—	67,808	4,016
Advisor Class	—	—	—	466	—
	6,110	57,375	45,342	43,448,037	68,551,192
Cost of shares redeemed:
Class A	(13,164)	—	—	(68,836,114)	(115,805,796)
Class B	—	—	—	(932,594)	(3,905,496)
Class C	—	—	—	(37,053,101)	(65,472,590)
Class I	—	—	—	(32,802,499)	(75,462,716)
Class I2	(337,334)	—	—	(1,074,901)	(2,356,058)
Class R	(126,097)	—	—	—	—
Class R4	(897,674)	(1,241,683)	(1,789,266)	—	—
Class R6	—	—	—	(165,347)	(76,880)
	(1,374,269)	(1,241,683)	(1,789,266)	(140,864,556)	(263,079,536)
Automatic conversions:
Class A	—	—	—	1,366,042	5,859,261
Class B	—	—	—	(1,366,042)	(5,859,261)
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	318,437,273	(788,194)	(1,354,539)	19,154,333	(96,751,590)
Net increase (decrease) in net assets	324,352,535	356,540	(1,828,163)	116,190,759	(142,464,604)

Net assets:
Beginning of period/year	7,065,481	6,708,941	8,537,104	762,716,018	905,180,622
End of period/year	$331,418,016	$7,065,481	$6,708,941	$878,906,777	$762,716,018
Undistributed (distributions in excess of) net investment income (loss)	$(203,712)	$—	$9,430	$(556,526)	$5,804,604
Capital share transactions - shares:
Shares issued:
Class A	1,829	—	—	1,470,907	1,424,666
Class B	—	—	—	1,437	5,672
Class C	9	—	—	620,864	874,045
Class I	13	—	—	2,088,574	1,712,268
Class I2	1,601	—	—	12,323	20,712
Class I3	3,252	—	—	—	—
Class R	3	—	—	—	—
Class R4	9,691	39,617	37,923	—	—
Class R6	—	—	—	34,728	37,257
Class T1	—	—	—	355	—
Advisor Class	—	—	—	547	—
	16,398	39,617	37,923	4,229,735	4,074,620
Shares issued on fund acquisition:
Class A	225,399	—	—	—	—
Class C	74,769	—	—	—	—
Class I	57,440	—	—	—	—
Class I2	23,579,640	—	—	—	—
Class I3	1,539,952	—	—	—	—
Class R	3,192,339	—	—	—	—
Class R6	5,040	—	—	—	—
Class T1	900	—	—	—	—
Advisor Class	891	—	—	—	—
	28,676,370	—	—	—	—
Shares reinvested:
Class A	—	—	—	747,030	1,337,494
Class B	—	—	—	18,781	65,559
Class C	—	—	—	545,535	1,014,935
Class I	—	—	—	288,075	494,415
Class I2	—	—	—	41,477	66,821
Class R4	559	5,829	4,493	—	—
Class R6	—	—	—	2,403	164
Advisor Class	—	—	—	16	—
	559	5,829	4,493	1,643,317	2,979,388

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	Transamerica Small Cap Value (A) (B)			Transamerica Small/Mid Cap Value (D) (E)
	April 30, 2017 (unaudited) (C)	December 31, 2016	December 31, 2015	April 30, 2017 (unaudited)	October 31, 2016
Shares redeemed:
Class A	(1,172)	—	—	(2,499,306)	(4,805,283)
Class B	—	—	—	(37,652)	(179,701)
Class C	—	—	—	(1,515,141)	(3,020,989)
Class I	—	—	—	(1,172,958)	(3,080,046)
Class I2	(29,686)	—	—	(37,888)	(94,288)
Class R	(11,078)	—	—	—	—
Class R4	(79,821)	(122,618)	(172,522)	—	—
Class R6	—	—	—	(5,731)	(2,965)
	(121,757)	(122,618)	(172,522)	(5,268,676)	(11,183,272)
Automatic conversions:
Class A	—	—	—	50,702	239,029
Class B	—	—	—	(56,181)	(263,859)
	—	—	—	(5,479)	(24,830)

Net increase (decrease) in shares outstanding:
Class A	226,056	—	—	(230,667)	(1,804,094)
Class B	—	—	—	(73,615)	(372,329)
Class C	74,778	—	—	(348,742)	(1,132,009)
Class I	57,453	—	—	1,203,691	(873,363)
Class I2	23,551,555	—	—	15,912	(6,755)
Class I3	1,543,204	—	—	—	—
Class R	3,181,264	—	—	—	—
Class R4	(69,571)	(77,172)	(130,106)	—	—
Class R6	5,040	—	—	31,400	34,456
Class T1	900	—	—	355	—
Advisor Class	891	—	—	563	—
	28,571,570	(77,172)	(130,106)	598,897	(4,154,094)

(A)	Formerly, Transamerica Partners Institutional Small Value. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017 the Fund underwent a 2.16-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Class T1 commenced operations on March 17, 2017.
(E)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period ended:

	Transamerica Strategic High Income(A) (B)			Transamerica Unconstrained Bond (B)		Transamerica US Growth (A) (B)
	April 30, 2017 (unaudited)	October 31, 2016		April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
From operations:
Net investment income (loss)	$2,439,887	$1,519,729		$4,171,024	$7,455,949	$234,327	$2,157,324
Net realized gain (loss)	7,240,261	(519,996)		5,281,851	(3,987,108)	39,993,438	25,592,602
Net change in unrealized appreciation (depreciation)	502,731	711,801		141,388	4,285,354	93,596,844	(37,029,481)
Net increase (decrease) in net assets resulting from operations	10,182,879	1,711,534		9,594,263	7,754,195	133,824,609	(9,279,555)

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(444,277)	(66,295)		—	—	(300,910)	(22,737)
Class C	(680,506)	(113,320)		—	—	(18)	—
Class I	(998,904)	(1,292,364)		(5,679)	(10,621)	(612,804)	(560,522)
Class I2	(176)	(0	)(C)	(4,357,301)	(6,653,179)	(1,330,410)	(1,576,091)
Class T	—	—		—	—	(118,523)	(108,037)
Class T1	(16)	—		—	—	—	—
Advisor Class	(160)	—		(118)	—	—	—
Total dividends and/or distributions from net investment income	(2,124,039)	(1,471,979)		(4,363,098)	(6,663,800)	(2,362,665)	(2,267,387)
Net realized gains:
Class A	—	(6,314)		—	—	(9,431,729)	(11,022,054)
Class B	—	—		—	—	(160,941)	(258,428)
Class C	—	(15,312)		—	—	(1,012,745)	(1,301,421)
Class I	—	(116,346)		—	—	(3,408,144)	(4,157,551)
Class I2	—	(0	)(C)	—	—	(5,475,375)	(8,074,287)
Class T	—	—		—	—	(833,124)	(1,015,032)
Advisor Class	—	—		—	—	(211)	—
Total dividends and/or distributions from net realized gains	—	(137,972)		—	—	(20,322,269)	(25,828,773)
Total dividends and/or distributions to shareholders	(2,124,039)	(1,609,951)		(4,363,098)	(6,663,800)	(22,684,934)	(28,096,160)

Capital share transactions:
Proceeds from shares sold:
Class A	1,142,447	717,055		—	—	11,220,268	19,569,942
Class B	—	—		—	—	—	111,491
Class C	662,007	1,440,103		—	—	760,202	1,903,071
Class I	6,968,317	12,054,479		1,028,738	—	4,377,939	6,242,039
Class I2	—	—		28,390,879	74,744,066	2,052,427	20,238,914
Class T	—	—		—	—	406,156	613,536
Class T1	10,000	—		—	—	10,000	—
Advisor Class	15,201	—		10,000	—	10,000	—
	8,797,972	14,211,637		29,429,617	74,744,066	18,836,992	48,678,993
Issued from fund acquisition:
Class A	28,861,366	—		—	—	—	—
Class C	53,942,865	—		—	—	—	—
Class I	22,194,649	—		—	—	—	—
Class I2	9,808	—		—	—	—	—
	105,008,688	—		—	—	—	—
Dividends and/or distributions reinvested:
Class A	418,497	71,751		—	—	9,538,035	10,831,565
Class B	—	—		—	—	159,875	256,224
Class C	634,617	127,579		—	—	974,829	1,256,994
Class I	954,309	1,358,694		5,772	10,529	3,966,146	4,630,062
Class I2	176	0	(C)	4,431,199	6,575,851	6,804,498	9,650,158
Class T	—	—		—	—	926,390	1,097,391
Class T1	16	—		—	—	—	—
Advisor Class	160	—		118	—	211	—
	2,007,775	1,558,024		4,437,089	6,586,380	22,369,984	27,722,394
Cost of shares redeemed:
Class A	(7,364,108)	(243,124)		—	—	(29,401,371)	(55,670,518)
Class B	—	—		—	—	(531,089)	(1,129,682)
Class C	(13,532,577)	(435,750)		—	—	(4,067,022)	(9,437,141)
Class I	(10,976,610)	(2,099,949)		(2,040)	(14,074)	(16,483,997)	(26,888,105)
Class I2	—	—		(2,873,322)	(66,281,585)	(24,479,843)	(121,894,504)
Class T	—	—		—	—	(5,338,434)	(10,323,220)
	(31,873,295)	(2,778,823)		(2,875,362)	(66,295,659)	(80,301,756)	(225,343,170)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period ended:

	Transamerica Strategic High Income (A) (B)			Transamerica Unconstrained Bond (B)		Transamerica US Growth (A) (B)
	April 30, 2017 (unaudited)	October 31, 2016		April 30, 2017 (unaudited)	October 31, 2016	April 30, 2017 (unaudited)	October 31, 2016
Automatic conversions:
Class A	$—	$—		$—	$—	$1,503,945	$2,547,917
Class B	—	—		—	—	(1,503,945)	(2,547,917)
	—	—		—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	83,941,140	12,990,838		30,991,344	15,034,787	(39,094,780)	(148,941,783)
Net increase (decrease) in net assets	91,999,980	13,092,421		36,222,509	16,125,182	72,044,895	(186,317,498)

Net assets:
Beginning of period	48,016,707	34,924,286		219,296,341	203,171,159	998,753,760	1,185,071,258
End of period	$140,016,687	$48,016,707		$255,518,850	$219,296,341	$1,070,798,655	$998,753,760
Undistributed (distributions in excess of) net investment income (loss)	$412,239	$96,391		$435,244	$627,318	$(671,538)	$1,456,800

Capital share transactions - shares:
Shares issued:
Class A	109,627	72,529		—	—	637,955	1,180,741
Class B	—	—		—	—	—	7,517
Class C	63,930	147,359		—	—	45,466	116,869
Class I	667,692	1,221,694		101,441	—	241,759	368,724
Class I2	—	—		2,806,712	7,601,738	114,728	1,259,614
Class T	—	—		—	—	9,323	14,920
Class T1	944	—		—	—	544	—
Advisor Class	1,465	—		1,016	—	569	—
	843,658	1,441,582		2,909,169	7,601,738	1,050,344	2,948,385
Shares issued on fund acquisition:
Class A	2,855,807	—		—	—	—	—
Class C	5,357,783	—		—	—	—	—
Class I	2,195,717	—		—	—	—	—
Class I2	1,009	—		—	—	—	—
	10,410,316	—		—	—	—	—
Shares reinvested:
Class A	40,360	7,320		—	—	560,402	644,738
Class B	—	—		—	—	9,820	15,787
Class C	61,451	13,069		—	—	59,769	77,449
Class I	91,923	138,642		576	1,096	229,788	271,877
Class I2	18	0	(C)	443,647	684,332	395,151	567,990
Class T	—	—		—	—	21,711	26,475
Class T1	2	—		—	—	—	—
Advisor Class	15	—		12	—	12	—
	193,769	159,031		444,235	685,428	1,276,653	1,604,316
Shares redeemed:
Class A	(707,392)	(24,395)		—	—	(1,662,963)	(3,330,078)
Class B	—	—		—	—	(31,415)	(69,691)
Class C	(1,307,977)	(44,548)		—	—	(240,610)	(587,793)
Class I	(1,056,138)	(217,320)		(202)	(1,525)	(931,072)	(1,575,939)
Class I2	—	—		(291,569)	(6,841,313)	(1,378,131)	(7,124,892)
Class T	—	—		—	—	(122,785)	(250,423)
	(3,071,507)	(286,263)		(291,771)	(6,842,838)	(4,366,976)	(12,938,816)
Automatic conversions:
Class A	—	—		—	—	86,136	152,727
Class B	—	—		—	—	(90,125)	(158,532)
	—	—		—	—	(3,989)	(5,805)
Net increase (decrease) in shares outstanding:
Class A	2,298,402	55,454		—	—	(378,470)	(1,351,872)
Class B	—	—		—	—	(111,720)	(204,919)
Class C	4,175,187	115,880		—	—	(135,375)	(393,475)
Class I	1,899,194	1,143,016		101,815	(429)	(459,525)	(935,338)
Class I2	1,027	0	(C)	2,958,790	1,444,757	(868,252)	(5,297,288)
Class T	—	—		—	—	(91,751)	(209,028)
Class T1	946	—		—	—	544	—
Advisor Class	1,480	—		1,028	—	581	—
	8,376,236	1,314,350		3,061,633	1,444,328	(2,043,968)	(8,391,920)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Rounds to less than $1.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

STATEMENT OF CASH FLOWS

For the period ended April 30, 2017

(unaudited)

	Transamerica Event Driven	Transamerica Global Long/Short Equity
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$3,403,932	$484,439

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(328,885,249)	(11,092,262)
Proceeds of long-term investments	342,440,631	11,537,554
Purchases to cover securities sold short	(84,250,237)	(7,470,386)
Proceeds from securities sold short	77,770,501	6,624,205
Net purchases/proceeds of short-term investments	4,351,414	—
Net change in unrealized appreciation (depreciation)	(698,696)	(402,952)
Net realized gain (loss)	(1,619,821)	(155,635)
Net amortization (accretion) of discount and premium	(264,249)	—
(Increase) decrease in receivables for investments sold	1,770,587	80,427
(Increase) decrease in receivables for interest	370,644	—
(Increase) decrease in receivables for dividends	(4,164)	(2,879)
(Increase) decrease in receivable for tax reclaim	170	(2,037)
(Increase) decrease in receivables for net income from securities lending	615	—
(Increase) decrease in cash on deposit with broker and custodian	5,834,278	12,595
(Increase) decrease in prepaid expenses	—	4,785
Increase (decrease) in cash deposit due to broker	(9,388)	(14,457)
Increase (decrease) in payables for investments purchased	1,672,450	58,035
Increase (decrease) in dividends, interest and fees for borrowings from securities sold short	46,356	(1,492)
Increase (decrease) in line of credit	(15,000,000)	—
Increase (decrease) in accrued liabilities	(63,730)	29,299
Increase (decrease) in collateral for securities on loan	(1,160,324)	—
Net cash provided by (used for) swap agreement transactions	(15,860)	—
Net cash provided by (used for) written options and swaptions transactions	11,446	(3,033)
Net cash provided by (used for) in futures contracts transactions	(169,635)	—
Net cash provided by (used for) foreign currency transactions	(32,732)	(13,920)
Net cash provided by (used for) operating activities	5,498,939	(327,714)

Cash flows from financing activities:
Proceeds from shares sold, net of receivable for shares sold	803,513	38,517
Payment of shares redeemed, net of payable for shares redeemed	(6,302,419)	(39)
Net cash provided by (used for) financing activities	(5,498,906)	38,478
Net increase (decrease) in cash and foreign currencies	33	(289,236)
Cash and foreign currencies, at beginning of period	$54	$2,609,652
Cash and foreign currencies, at end of period	$87	$2,320,416

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$223,504	$110,144
Non-cash financing activities included herein consist of reinvestment of distributions	$1,538,856	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.70		$9.89		$10.81	$10.60	$10.70	$10.61
Investment operations:
Net investment income (loss) (A)	0.19		0.41	(B)	0.40	0.42	0.46	0.49
Net realized and unrealized gain (loss)	0.06		0.27		(0.54)	0.38	0.02	0.84
Total investment operations	0.25		0.68		(0.14)	0.80	0.48	1.33
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.34)		(0.42)	(0.45)	(0.49)	(0.65)
Net realized gains	(0.41)		(0.53)		(0.36)	(0.14)	(0.09)	(0.59)
Total dividends and/or distributions to shareholders	(0.55)		(0.87)		(0.78)	(0.59)	(0.58)	(1.24)
Net asset value, end of period/year	$9.40		$9.70		$9.89	$10.81	$10.60	$10.70
Total return	2.83	%(C)	7.80%		(1.31)%	7.77%	4.62%	14.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$211,616		$223,935		$777,767	$780,308	$857,807	$737,080
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.73%		0.70%	0.70%	0.70%	0.71%
Including waiver and/or reimbursement and recapture	0.71	%(D)	0.70	%(B)	0.70%	0.70%	0.70%	0.71%
Net investment income (loss) to average net assets	4.22	%(D)	4.39	%(B)	3.93%	3.95%	4.28%	4.77%
Portfolio turnover rate	19	%(C)	38%		46%	36%	54%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Bond
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.71		$9.90		$10.43
Investment operations:
Net investment income (loss) (B)	0.20		0.40	(C)	0.17
Net realized and unrealized gain (loss)	0.05		0.28		(0.50)
Total investment operations	0.25		0.68		(0.33)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.34)		(0.20)
Net realized gains	(0.41)		(0.53)		—
Total dividends and/or distributions to shareholders	(0.55)		(0.87)		(0.20)
Net asset value, end of period/year	$9.41		$9.71		$9.90
Total return	2.83	%(D)	7.80%		(3.17	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$961		$480		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(E)	0.72%		0.70	%(E)
Including waiver and/or reimbursement and recapture	0.71	%(E)	0.68	%(C)	0.70	%(E)
Net investment income (loss) to average net assets	4.28	%(E)	4.24	%(C)	3.87	%(E)
Portfolio turnover rate	19	%(D)	38%		46%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
Class A
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$25.70	$25.35	$24.40	$21.40	$15.34	$15.47
Investment operations:
Net investment income (loss) (A)	(0.10)	(0.14	)(B)	(0.19)	(0.15)	(0.07)	0.00	(C)
Net realized and unrealized gain (loss)	3.30	1.33	1.80	3.64	6.49	0.32
Total investment operations	3.20	1.19	1.61	3.49	6.42	0.32
Dividends and/or distributions to shareholders:
Net realized gains	(4.54)	(0.84)	(0.66)	(0.49)	(0.36)	(0.45)
Net asset value, end of period/year	$24.36	$25.70	$25.35	$24.40	$21.40	$15.34
Total return (D)	15.83	%(E)	4.77%	6.77%	16.52%	42.74%	2.38%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$193,734	$170,198	$160,269	$124,413	$88,843	$65,782
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(F)	1.23%	1.21%	1.26%	1.41%	1.47%
Including waiver and/or reimbursement and recapture	1.26	%(F)	1.22	%(B)	1.21%	1.26%	1.48%	1.52%
Net investment income (loss) to average net assets	(0.92	)%(F)	(0.57	)%(B)	(0.75)%	(0.63)%	(0.38)%	0.01%
Portfolio turnover rate	19	%(E)	32%	24%	30%	29%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$22.28		$22.30		$21.76	$19.31	$13.96	$14.22
Investment operations:
Net investment income (loss) (A)	(0.18)		(0.33	)(B)	(0.38)	(0.32)	(0.17)	(0.10)
Net realized and unrealized gain (loss)	2.75		1.15		1.58	3.26	5.88	0.29
Total investment operations	2.57		0.82		1.20	2.94	5.71	0.19
Dividends and/or distributions to shareholders:
Net realized gains	(4.54)		(0.84)		(0.66)	(0.49)	(0.36)	(0.45)
Net asset value, end of period/year	$20.31		$22.28		$22.30	$21.76	$19.31	$13.96
Total return (C)	15.30	%(D)	3.78%		5.72%	15.44%	41.86%	1.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,936		$2,584		$3,870	$4,932	$6,020	$5,596
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.37	%(E)	2.20%		2.13%	2.16%	2.28%	2.33%
Including waiver and/or reimbursement and recapture	2.20	%(E)	2.19	%(B)	2.20%	2.20%	2.20%	2.20%
Net investment income (loss) to average net assets	(1.84	)%(E)	(1.54	)%(B)	(1.73)%	(1.54)%	(1.07)%	(0.73)%
Portfolio turnover rate	19	%(D)	32%		24%	30%	29%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$22.50		$22.46		$21.84	$19.33	$13.96	$14.20
Investment operations:
Net investment income (loss) (A)	(0.16)		(0.28	)(B)	(0.33)	(0.28)	(0.15)	(0.08)
Net realized and unrealized gain (loss)	2.78		1.16		1.61	3.28	5.88	0.29
Total investment operations	2.62		0.88		1.28	3.00	5.73	0.21
Dividends and/or distributions to shareholders:
Net realized gains	(4.54)		(0.84)		(0.66)	(0.49)	(0.36)	(0.45)
Net asset value, end of period/year	$20.58		$22.50		$22.46	$21.84	$19.33	$13.96
Total return (C)	15.45	%(D)	4.03%		5.98%	15.74%	42.01%	1.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,307		$69,159		$68,922	$50,879	$27,535	$19,809
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.02	%(E)	1.96%		1.92%	1.95%	2.04%	2.06%
Including waiver and/or reimbursement and recapture	2.02	%(E)	1.95	%(B)	1.92%	1.95%	2.04%	2.08%
Net investment income (loss) to average net assets	(1.67	)%(E)	(1.30	)%(B)	(1.47)%	(1.34)%	(0.95)%	(0.54)%
Portfolio turnover rate	19	%(D)	32%		24%	30%	29%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$26.43		$25.98		$24.92	$21.78	$15.61	$15.66
Investment operations:
Net investment income (loss) (A)	(0.08)		(0.07	)(B)	(0.12)	(0.07)	0.02	0.11
Net realized and unrealized gain (loss)	3.45		1.36		1.84	3.70	6.59	0.30
Total investment operations	3.37		1.29		1.72	3.63	6.61	0.41
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	(0.08)	(0.01)
Net realized gains	(4.54)		(0.84)		(0.66)	(0.49)	(0.36)	(0.45)
Total dividends and/or distributions to shareholders	(4.54)		(0.84)		(0.66)	(0.49)	(0.44)	(0.46)
Net asset value, end of period/year	$25.26		$26.43		$25.98	$24.92	$21.78	$15.61
Total return	15.97	%(C)	5.09%		7.07%	16.88%	43.45%	2.96%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$195,386		$164,575		$153,719	$161,858	$105,747	$80,083
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)	0.94%		0.92%	0.95%	0.99%	0.94%
Including waiver and/or reimbursement and recapture	1.00	%(D)	0.93	%(B)	0.92%	0.95%	0.99%	0.94%
Net investment income (loss) to average net assets	(0.65	)%(D)	(0.28	)%(B)	(0.46)%	(0.31)%	0.11%	0.66%
Portfolio turnover rate	19	%(C)	32%		24%	30%	29%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$17.43		$17.40		$16.88	$14.88	$10.80	$10.96
Investment operations:
Net investment income (loss) (A)	(0.04)		(0.03	)(B)	(0.06)	(0.03)	0.04	0.07
Net realized and unrealized gain (loss)	1.97		0.90		1.24	2.52	4.50	0.22
Total investment operations	1.93		0.87		1.18	2.49	4.54	0.29
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	(0.10)	(0.00	)(C)
Net realized gains	(4.54)		(0.84)		(0.66)	(0.49)	(0.36)	(0.45)
Total dividends and/or distributions to shareholders	(4.54)		(0.84)		(0.66)	(0.49)	(0.46)	(0.45)
Net asset value, end of period/year	$14.82		$17.43		$17.40	$16.88	$14.88	$10.80
Total return	16.04	%(D)	5.25%		7.19%	17.05%	43.65%	3.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$257,104		$241,857		$1,039,343	$836,984	$509,700	$545,635
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.81%		0.79%	0.81%	0.84%	0.84%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.81	%(B)	0.79%	0.81%	0.84%	0.84%
Net investment income (loss) to average net assets	(0.53	)%(E)	(0.18	)%(B)	(0.34)%	(0.20)%	0.32%	0.67%
Portfolio turnover rate	19	%(D)	32%		24%	30%	29%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period indicated:	Transamerica Capital Growth
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$23.02		$25.71
Investment operations:
Net investment income (loss) (C)	(0.03)		(0.07)
Net realized and unrealized gain (loss)	1.38		4.14
Total investment operations	1.35		4.07
Dividends and/or distributions to shareholders:
Net realized gains	—		(4.54)
Net asset value, end of period	$24.37		$25.24
Total return	5.86	%(D)(E)	19.17	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$12
Expenses to average net assets	1.12	%(F)	1.06	%(F)
Net investment income (loss) to average net assets	(0.97	)%(F)	(0.80	)%(F)
Portfolio turnover rate	19	%(E)	19	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$17.38		$16.80		$16.22	$15.57
Investment operations:
Net investment income (loss) (B)	0.00	(C)	(0.02	)(D)	0.01	0.00	(C)
Net realized and unrealized gain (loss)	1.60		0.62		0.61	0.65
Total investment operations	1.60		0.60		0.62	0.65
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.02)		—	—
Net realized gains	(2.48)		—		(0.04)	—
Total dividends and/or distributions to shareholders	(2.54)		(0.02)		(0.04)	—
Net asset value, end of period/year	$16.44		$17.38		$16.80	$16.22
Total return (E)	10.48	%(F)	3.59%		3.81%	4.17	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$772		$768		$681	$444
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(G)	1.12%		1.06%	1.18	%(G)
Including waiver and/or reimbursement and recapture	1.20	%(G)	1.11	%(D)	1.06%	1.18	%(G)
Net investment income (loss) to average net assets	0.05	%(G)	(0.10	)%(D)	0.07%	0.03	%(G)
Portfolio turnover rate	7	%(F)	83%		34%	18	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$17.06		$16.59		$16.14	$15.57
Investment operations:
Net investment income (loss) (B)	(0.05)		(0.13	)(C)	(0.11)	(0.07)
Net realized and unrealized gain (loss)	1.57		0.60		0.60	0.64
Total investment operations	1.52		0.47		0.49	0.57
Dividends and/or distributions to shareholders:
Net realized gains	(2.48)		—		(0.04)	—
Net asset value, end of period/year	$16.10		$17.06		$16.59	$16.14
Total return (D)	10.17	%(E)	2.83%		3.02%	3.66	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$828		$721		$421	$274
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88	%(F)	1.81%		1.80%	1.93	%(F)
Including waiver and/or reimbursement and recapture	1.88	%(F)	1.81	%(C)	1.80%	1.93	%(F)
Net investment income (loss) to average net assets	(0.64	)%(F)	(0.81	)%(C)	(0.67)%	(0.67	)%(F)
Portfolio turnover rate	7	%(E)	83%		34%	18	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class I (A)
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (B)		December 31, 2013		December 31, 2012
Net asset value, beginning of period/year	$17.26		$16.67		$16.09	$15.76		$12.24		$10.22
Investment operations:
Net investment income (loss) (C)	0.03		0.03	(D)	0.04	0.02		(0.00	)(E)	0.01	(F)
Net realized and unrealized gain (loss)	1.58		0.61		0.60	0.76		3.87		2.06
Total investment operations	1.61		0.64		0.64	0.78		3.87		2.07
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.05)		(0.02)	—		(0.00	)(E)	(0.00	)(E)
Net realized gains	(2.48)		—		(0.04)	(0.45)		(0.34)		(0.05)
Total dividends and/or distributions to shareholders	(2.59)		(0.05)		(0.06)	(0.45)		(0.35)		(0.05)
Net asset value, end of period/year	$16.28		$17.26		$16.67	$16.09		$15.76		$12.24
Total return	10.70	%(G)	3.87%		3.95%	6.13	%(G)	31.84%		20.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,515		$24,424		$23,460	$19,643		$13,761		$10,320
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(H)	0.83%		0.83%	1.08	%(H)	2.18%		3.68%
Including waiver and/or reimbursement and recapture	0.90	%(H)	0.82	%(D)	0.88%	1.00	%(H)	1.25%		1.25%
Net investment income (loss) to average net assets	0.34	%(H)	0.19	%(D)	0.27%	0.16	%(H)	(0.02)%		0.08	%(F)
Portfolio turnover rate	7	%(G)	83%		34%	18	%(G)	15%		22%

(A)	Prior to February 28, 2014, information provided in previous periods reflects The Torray Resolute Fund, which is the Accounting Survivor pursuant to a Plan of Reorganization. Prior to January 1, 2014, the financial highlights were audited by another independent registered public accounting firm.
(B)	Effective at the close of business on February 28, 2014, the fiscal year end of the Fund changed to October 31. The Financial Highlights represent activity for the ten months of January 1, 2014 - October 31, 2014.
(C)	Calculated based on average number of shares outstanding.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	For the year ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.01)%.
(G)	Not annualized.
(H)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$17.45		$16.85		$16.26	$15.57
Investment operations:
Net investment income (loss) (B)	0.03		0.06	(C)	0.07	0.04
Net realized and unrealized gain (loss)	1.61		0.61		0.60	0.65
Total investment operations	1.64		0.67		0.67	0.69
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.07)		(0.04)	—
Net realized gains	(2.48)		—		(0.04)	—
Total dividends and/or distributions to shareholders	(2.61)		(0.07)		(0.08)	—
Net asset value, end of period/year	$16.48		$17.45		$16.85	$16.26
Total return	10.74	%(D)	4.02%		4.11%	4.43	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$229,593		$222,753		$390,712	$353,480
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(E)	0.72%		0.73%	0.77	%(E)
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.72	%(C)	0.73%	0.77	%(E)
Net investment income (loss) to average net assets	0.43	%(E)	0.36	%(C)	0.41%	0.42	%(E)
Portfolio turnover rate	7	%(D)	83%		34%	18	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Concentrated Growth
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$16.23		$17.51
Investment operations:
Net investment income (loss) (C)	(0.00	)(D)	0.01
Net realized and unrealized gain (loss)	0.21		1.35
Total investment operations	0.21		1.36
Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(D)
Net realized gains	—		(2.48)
Total dividends and/or distributions to shareholders	—		(2.48)
Net asset value, end of period	$16.44		$16.39
Total return	1.29	%(E)(F)	9.07	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(G)	1.00	%(G)
Including waiver and/or reimbursement and recapture	(0.04	)%(G)	0.95	%(G)
Net investment income (loss) to average net assets	(0.04	)%(G)	0.25	%(G)
Portfolio turnover rate	7	%(F)	7	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.15		$12.75		$13.35	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.09		0.23	(C)	0.23	0.20	0.14
Net realized and unrealized gain (loss)	1.32		0.23		(0.18)	1.47	1.97
Total investment operations	1.41		0.46		0.05	1.67	2.11
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.22)	(0.20)	(0.13)
Net realized gains	(1.50)		(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(1.62)		(2.06)		(0.65)	(0.30)	(0.13)
Net asset value, end of period/year	$10.94		$11.15		$12.75	$13.35	$11.98
Total return (D)	13.01	%(E)	4.30%		0.32%	14.14%	21.25	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$94,942		$86,943		$51,809	$63,639	$1,245
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(F)	0.97%		0.97%	0.96%	1.07	%(F)
Including waiver and/or reimbursement and recapture	1.01	%(F)	0.97	%(C)	0.97%	0.96%	1.07	%(F)
Net investment income (loss) to average net assets	1.74	%(F)	2.09	%(C)	1.74%	1.55%	1.47	%(F)
Portfolio turnover rate	9	%(E)	54%		15%	21%	23	%(E)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.09		$12.70		$13.32	$11.96	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.14	(C)	0.12	0.09	0.08
Net realized and unrealized gain (loss)	1.32		0.22		(0.19)	1.49	1.96
Total investment operations	1.37		0.36		(0.07)	1.58	2.04
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.12)	(0.12)	(0.08)
Net realized gains	(1.50)		(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(1.57)		(1.97)		(0.55)	(0.22)	(0.08)
Net asset value, end of period/year	$10.89		$11.09		$12.70	$13.32	$11.96
Total return (D)	12.70	%(E)	3.41%		(0.62)%	13.30%	20.50	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,860		$7,755		$4,749	$4,419	$1,297
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.84	%(F)	1.80%		1.81%	1.81%	1.78	%(F)
Including waiver and/or reimbursement and recapture	1.84	%(F)	1.80	%(C)	1.81%	1.81%	1.78	%(F)
Net investment income (loss) to average net assets	0.93	%(F)	1.23	%(C)	0.89%	0.74%	0.83	%(F)
Portfolio turnover rate	9	%(E)	54%		15%	21%	23	%(E)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.14		$12.75		$13.35	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.25	(C)	0.25	0.23	0.17
Net realized and unrealized gain (loss)	1.33		0.22		(0.18)	1.47	1.96
Total investment operations	1.43		0.47		0.07	1.70	2.13
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.24)	(0.23)	(0.15)
Net realized gains	(1.50)		(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(1.63)		(2.08)		(0.67)	(0.33)	(0.15)
Net asset value, end of period/year	$10.94		$11.14		$12.75	$13.35	$11.98
Total return	13.20	%(D)	4.38%		0.49%	14.37%	21.40	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,415		$10,559		$6,318	$6,311	$1,715
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.81%		0.81%	0.80%	0.82	%(E)
Including waiver and/or reimbursement and recapture	0.85	%(E)	0.80	%(C)	0.81%	0.80%	0.82	%(E)
Net investment income (loss) to average net assets	1.87	%(E)	2.26	%(C)	1.88%	1.80%	1.82	%(E)
Portfolio turnover rate	9	%(D)	54%		15%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.15		$12.75		$13.36	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.11		0.26	(C)	0.26	0.24	0.17
Net realized and unrealized gain (loss)	1.32		0.23		(0.18)	1.48	1.97
Total investment operations	1.43		0.49		0.08	1.72	2.14
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.26)		(0.26)	(0.24)	(0.16)
Net realized gains	(1.50)		(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(1.63)		(2.09)		(0.69)	(0.34)	(0.16)
Net asset value, end of period/year	$10.95		$11.15		$12.75	$13.36	$11.98
Total return	13.26	%(D)	4.57%		0.52%	14.56%	21.49	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$708,016		$672,378		$852,448	$1,402,739	$1,023,268
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.70%		0.71%	0.70%	0.71	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.70	%(C)	0.71%	0.70%	0.71	%(E)
Net investment income (loss) to average net assets	2.01	%(E)	2.31	%(C)	1.98%	1.88%	1.91	%(E)
Portfolio turnover rate	9	%(D)	54%		15%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Dividend Focused
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.15		$12.75		$13.25
Investment operations:
Net investment income (loss) (B)	0.10		0.27	(C)	0.11
Net realized and unrealized gain (loss)	1.32		0.22		(0.48)
Total investment operations	1.42		0.49		(0.37)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.26)		(0.13)
Net realized gains	(1.50)		(1.83)		—
Total dividends and/or distributions to shareholders	(1.63)		(2.09)		(0.13)
Net asset value, end of period/year	$10.94		$11.15		$12.75
Total return	13.15	%(D)	4.57%		(2.79	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,472		$474		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.71%		0.72	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.70	%(C)	0.72	%(E)
Net investment income (loss) to average net assets	1.79	%(E)	2.39	%(C)	1.99	%(E)
Portfolio turnover rate	9	%(D)	54%		15%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Dividend Focused
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$11.09		$12.19
Investment operations:
Net investment income (loss) (C)	0.01		0.06
Net realized and unrealized gain (loss)	(0.11	)(D)	0.32
Total investment operations	(0.10)		0.38
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.05)
Net realized gains	—		(1.50)
Total dividends and/or distributions to shareholders	(0.01)		(1.55)
Net asset value, end of period	$10.98		$11.02
Total return	(0.93	)%(E)(F)	3.42	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(G)	0.94	%(G)
Including waiver and/or reimbursement and recapture	0.99	%(G)	0.90	%(G)
Net investment income (loss) to average net assets	0.98	%(G)	1.60	%(G)
Portfolio turnover rate	9	%(F)	9	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class A
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$10.48	$11.10	$11.73	$11.12	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05	0.12	(D)	0.07	0.08	0.05
Net realized and unrealized gain (loss)	0.75	(0.23)	0.04	(E)	0.61	1.56
Total investment operations	0.80	(0.11)	0.11	0.69	1.61
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.05)	(0.11)	(0.05)	(0.49)
Net realized gains	—	(0.46)	(0.63)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.14)	(0.51)	(0.74)	(0.08)	(0.49)
Net asset value, end of period/year	$11.14	$10.48	$11.10	$11.73	$11.12
Total return (F)	7.64	%(G)	(0.99)%	0.91%	6.31%	16.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,975	$9,348	$14,100	$12,115	$6,456
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.54	%(I)	1.33%	1.36%	1.32%	3.94%
Including waiver and/or reimbursement and recapture	1.10	%(I)	1.09	%(D)	1.10%	1.11%	1.15%
Net investment income (loss) to average net assets (B)	1.02	%(I)	1.14	%(D)	0.63%	0.70%	0.45%
Portfolio turnover rate (J)	2	%(G)	142%	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Calculated based on average number of shares outstanding.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class C
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$10.32	$10.96	$11.60	$11.05	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.01	0.04	(D)	(0.01)	(0.00	)(E)	(0.03)
Net realized and unrealized gain (loss)	0.74	(0.22)	0.04	(F)	0.60	1.56
Total investment operations	0.75	(0.18)	0.03	0.60	1.53
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	—	(0.04)	(0.02)	(0.48)
Net realized gains	—	(0.46)	(0.63)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.05)	(0.46)	(0.67)	(0.05)	(0.48)
Net asset value, end of period/year	$11.02	$10.32	$10.96	$11.60	$11.05
Total return (G)	7.27	%(H)	(1.64)%	0.15%	5.46%	16.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,870	$8,710	$11,492	$7,266	$3,840
Expenses to average net assets (I)
Excluding waiver and/or reimbursement and recapture	2.27	%(J)	2.06%	2.12%	2.09%	4.69%
Including waiver and/or reimbursement and recapture	1.85	%(J)	1.83	%(D)	1.85%	1.85%	1.85%
Net investment income (loss) to average net assets (C)	0.26	%(J)	0.37	%(D)	(0.13)%	(0.03)%	(0.28)%
Portfolio turnover rate (K)	2	%(H)	142%	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(G)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(H)	Not annualized.
(I)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(J)	Annualized.
(K)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class I
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$10.47	$11.08	$11.71	$11.09	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07	0.15	(D)	0.10	0.11	0.07
Net realized and unrealized gain (loss)	0.73	(0.23)	0.04	(E)	0.61	1.57
Total investment operations	0.80	(0.08)	0.14	0.72	1.64
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.07)	(0.14)	(0.07)	(0.55)
Net realized gains	—	(0.46)	(0.63)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.17)	(0.53)	(0.77)	(0.10)	(0.55)
Net asset value, end of period/year	$11.10	$10.47	$11.08	$11.71	$11.09
Total return	7.68	%(F)	(0.65)%	1.15%	6.57%	17.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,027	$2,324	$3,889	$3,521	$2,824
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.24	%(H)	1.03%	1.08%	1.03%	3.63%
Including waiver and/or reimbursement and recapture	0.85	%(H)	0.83	%(D)	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets (C)	1.29	%(H)	1.39	%(D)	0.91%	0.98%	0.67%
Portfolio turnover rate (I)	2	%(F)	142%	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Dynamic Allocation
	Class T1
	April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$11.06
Investment operations:
Net investment income (loss) (B) (C)	0.02
Net realized and unrealized gain (loss)	0.06
Total investment operations	0.08
Net asset value, end of period	$11.14
Total return (D)	0.72	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.39	%(G)
Including waiver and/or reimbursement and recapture	1.10	%(G)
Net investment income (loss) to average net assets (C)	1.21	%(G)
Portfolio turnover rate (H)	2	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.46		$9.38		$10.48	$10.16	$10.25	$10.00
Investment operations:
Net investment income (loss) (A) (B)	0.20		0.36	(C)	0.39	0.38	0.34	0.33
Net realized and unrealized gain (loss)	0.06		0.32		(0.87)	0.26	0.10	0.45
Total investment operations	0.26		0.68		(0.48)	0.64	0.44	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.33)		(0.45)	(0.32)	(0.47)	(0.53)
Net realized gains	—		(0.20)		(0.17)	—	(0.04)	—
Return of capital	—		(0.07)		—	—	(0.02)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.60)		(0.62)	(0.32)	(0.53)	(0.53)
Net asset value, end of period/year	$9.52		$9.46		$9.38	$10.48	$10.16	$10.25
Total return (D)	2.77	%(E)	7.79%		(4.78)%	6.39%	4.49%	8.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$108,593		$122,240		$175,092	$259,348	$342,367	$254,763
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.91	%(G)	0.89%		0.89%	0.89%	0.93%	0.98%
Including waiver and/or reimbursement and recapture	0.91	%(G)	0.88	%(C)	0.89%	0.87%	0.88%	0.92%
Net investment income (loss) to average net assets (B)	4.30	%(G)	3.89	%(C)	3.84%	3.63%	3.32%	3.27%
Portfolio turnover rate (H)	3	%(E)	27%		159%	102%	237%	142%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.42		$9.34		$10.44	$10.12	$10.22	$10.00
Investment operations:
Net investment income (loss) (A) (B)	0.16		0.28	(C)	0.31	0.29	0.25	0.25
Net realized and unrealized gain (loss)	0.07		0.33		(0.87)	0.27	0.11	0.46
Total investment operations	0.23		0.61		(0.56)	0.56	0.36	0.71
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.28)		(0.37)	(0.24)	(0.40)	(0.49)
Net realized gains	—		(0.20)		(0.17)	—	(0.04)	—
Return of capital	—		(0.05)		—	—	(0.02)	—
Total dividends and/or distributions to shareholders	(0.16)		(0.53)		(0.54)	(0.24)	(0.46)	(0.49)
Net asset value, end of period/year	$9.49		$9.42		$9.34	$10.44	$10.12	$10.22
Total return (D)	2.50	%(E)	7.00%		(5.53)%	5.61%	3.63%	7.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$185,727		$210,600		$289,060	$400,142	$464,339	$279,728
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.67	%(G)	1.65%		1.65%	1.63%	1.63%	1.68%
Including waiver and/or reimbursement and recapture	1.67	%(G)(H)	1.64	%(C)	1.65%	1.63%	1.63%	1.67%
Net investment income (loss) to average net assets (B)	3.55	%(G)	3.11	%(C)	3.09%	2.86%	2.54%	2.48%
Portfolio turnover rate (I)	3	%(E)	27%		159%	102%	237%	142%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.46		$9.38		$10.48	$10.16	$10.26	$10.00
Investment operations:
Net investment income (loss) (A) (B)	0.21		0.39	(C)	0.41	0.40	0.36	0.37
Net realized and unrealized gain (loss)	0.06		0.31		(0.87)	0.26	0.10	0.44
Total investment operations	0.27		0.70		(0.46)	0.66	0.46	0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.35)		(0.47)	(0.34)	(0.50)	(0.55)
Net realized gains	—		(0.20)		(0.17)	—	(0.04)	—
Return of capital	—		(0.07)		—	—	(0.02)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.62)		(0.64)	(0.34)	(0.56)	(0.55)
Net asset value, end of period/year	$9.52		$9.46		$9.38	$10.48	$10.16	$10.26
Total return	2.89	%(D)	8.06%		(4.56)%	6.64%	4.62%	8.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$74,875		$83,297		$144,733	$242,703	$270,502	$240,339
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.67	%(F)	0.65%		0.66%	0.64%	0.65%	0.72%
Including waiver and/or reimbursement and recapture	0.67	%(F)(G)	0.64	%(C)	0.66%	0.64%	0.67%	0.67%
Net investment income (loss) to average net assets (B)	4.54	%(F)	4.25	%(C)	4.05%	3.83%	3.57%	3.61%
Portfolio turnover rate (H)	3	%(D)	27%		159%	102%	237%	142%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Dynamic Income
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$9.46		$9.48
Investment operations:
Net investment income (loss) (C) (D)	0.03		0.03
Net realized and unrealized gain (loss)	0.11		0.08
Total investment operations	0.14		0.11
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.07)
Net asset value, end of period	$9.55		$9.52
Total return	1.46	%(E)(F)	1.14	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.82	%(H)	0.77	%(H)
Including waiver and/or reimbursement and recapture	0.82	%(H)	0.67	%(H)
Net investment income (loss) to average net assets (D)	3.03	%(H)	2.27	%(H)
Portfolio turnover rate (I)	3	%(F)	3	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on March 3, 2017.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.50		$9.70		$10.75	$10.83	$11.54	$10.00
Investment operations:
Net investment income (loss) (A)	0.26		0.63	(B)	0.60	0.61	0.56	0.59
Net realized and unrealized gain (loss)	0.20		0.49		(1.26)	(0.11)	(0.55)	1.45
Total investment operations	0.46		1.12		(0.66)	0.50	0.01	2.04
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.30)		(0.39)	(0.58)	(0.47)	(0.50)
Net realized gains	—		—		—	—	(0.25)	—
Return of capital	—		(0.02)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.24)		(0.32)		(0.39)	(0.58)	(0.72)	(0.50)
Net asset value, end of period/year	$10.72		$10.50		$9.70	$10.75	$10.83	$11.54
Total return (C)	4.44	%(D)	11.86%		(6.30)%	4.81%	(0.07)%	21.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,554		$35,765		$59,093	$81,684	$129,805	$60,754
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(E)	1.15%		1.11%	1.18%	1.11%	1.19%
Including waiver and/or reimbursement and recapture	1.14	%(E)	1.15	%(B)	1.11%	1.18%	1.11%	1.21%
Net investment income (loss) to average net assets	5.03	%(E)	6.39	%(B)	5.94%	5.68%	5.02%	5.47%
Portfolio turnover rate	119	%(D)	257%		237%	321%	326%	305%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.43		$9.66		$10.72	$10.80	$11.51	$9.99
Investment operations:
Net investment income (loss) (A)	0.22		0.55	(B)	0.53	0.54	0.48	0.52
Net realized and unrealized gain (loss)	0.20		0.49		(1.26)	(0.11)	(0.54)	1.44
Total investment operations	0.42		1.04		(0.73)	0.43	(0.06)	1.96
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.25)		(0.33)	(0.51)	(0.40)	(0.44)
Net realized gains	—		—		—	—	(0.25)	—
Return of capital	—		(0.02)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.27)		(0.33)	(0.51)	(0.65)	(0.44)
Net asset value, end of period/year	$10.66		$10.43		$9.66	$10.72	$10.80	$11.51
Total return (C)	4.13	%(D)	11.01%		(7.02)%	4.12%	(0.69)%	20.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,398		$14,363		$17,462	$27,202	$30,547	$10,543
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88	%(E)	1.89%		1.84%	1.84%	1.81%	1.86%
Including waiver and/or reimbursement and recapture	1.88	%(E)	1.88	%(B)	1.84%	1.84%	1.81%	1.87%
Net investment income (loss) to average net assets	4.43	%(E)	5.56	%(B)	5.23%	5.02%	4.36%	4.87%
Portfolio turnover rate	119	%(D)	257%		237%	321%	326%	305%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.52		$9.72		$10.78	$10.85	$11.56	$10.01
Investment operations:
Net investment income (loss) (A)	0.28		0.66	(B)	0.64	0.65	0.60	0.63
Net realized and unrealized gain (loss)	0.21		0.49		(1.27)	(0.10)	(0.56)	1.44
Total investment operations	0.49		1.15		(0.63)	0.55	0.04	2.07
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.33)		(0.43)	(0.62)	(0.50)	(0.52)
Net realized gains	—		—		—	—	(0.25)	—
Return of capital	—		(0.02)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.35)		(0.43)	(0.62)	(0.75)	(0.52)
Net asset value, end of period/year	$10.76		$10.52		$9.72	$10.78	$10.85	$11.56
Total return	4.65	%(C)	12.27%		(6.03)%	5.30%	0.23%	21.40%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$481,099		$618,258		$581,888	$340,068	$133,449	$46,190
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.82%		0.81%	0.81%	0.79%	0.84%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.82	%(B)	0.81%	0.81%	0.79%	0.86%
Net investment income (loss) to average net assets	5.55	%(D)	6.60	%(B)	6.39%	6.00%	5.38%	5.68%
Portfolio turnover rate	119	%(C)	257%		237%	321%	326%	305%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.52		$9.72		$10.78	$10.85	$11.56	$10.01
Investment operations:
Net investment income (loss) (A)	0.30		0.65	(B)	0.64	0.66	0.61	0.63
Net realized and unrealized gain (loss)	0.18		0.51		(1.26)	(0.10)	(0.56)	1.45
Total investment operations	0.48		1.16		(0.62)	0.56	0.05	2.08
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.33)		(0.44)	(0.63)	(0.51)	(0.53)
Net realized gains	—		—		—	—	(0.25)	—
Return of capital	—		(0.03)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.36)		(0.44)	(0.63)	(0.76)	(0.53)
Net asset value, end of period/year	$10.75		$10.52		$9.72	$10.78	$10.85	$11.56
Total return	4.71	%(C)	12.25%		(5.86)%	5.39%	0.33%	21.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$209,120		$169,122		$60,406	$143,512	$339,967	$505,629
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.72%		0.70%	0.71%	0.69%	0.74%
Including waiver and/or reimbursement and recapture	0.73	%(D)	0.72	%(B)	0.70%	0.71%	0.69%	0.76%
Net investment income (loss) to average net assets	5.93	%(D)	6.48	%(B)	6.29%	6.16%	5.38%	5.82%
Portfolio turnover rate	119	%(C)	257%		237%	321%	326%	305%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.52		$9.71		$10.37
Investment operations:
Net investment income (loss) (B)	0.31		0.66	(C)	0.28
Net realized and unrealized gain (loss)	0.17		0.51		(0.66)
Total investment operations	0.48		1.17		(0.38)
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.33)		(0.28)
Return of capital	—		(0.03)		—
Total dividends and/or distributions to shareholders	(0.25)		(0.36)		(0.28)
Net asset value, end of period/year	$10.75		$10.52		$9.71
Total return	4.71	%(D)	12.36%		(3.71	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$470		$87		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.72%		0.71	%(E)
Including waiver and/or reimbursement and recapture	0.73	%(E)	0.72	%(C)	0.71	%(E)
Net investment income (loss) to average net assets	6.08	%(E)	6.62	%(C)	6.66	%(E)
Portfolio turnover rate	119	%(D)	257%		237%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Emerging Markets Debt
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$10.62		$10.20
Investment operations:
Net investment income (loss) (C)	0.07		0.24
Net realized and unrealized gain (loss)	0.16		0.58
Total investment operations	0.23		0.82
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.14)
Net asset value, end of period	$10.83		$10.88
Total return	2.18	%(D)(E)	8.02	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets	0.97	%(F)	0.92	%(F)
Net investment income (loss) to average net assets	5.96	%(F)	6.21	%(F)
Portfolio turnover rate	119	%(E)	119	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.83		$8.50		$10.25	$10.40	$9.42	$10.00
Investment operations:
Net investment income (loss) (B)	0.01		0.07	(C)	0.06	0.11	0.12	0.09
Net realized and unrealized gain (loss)	0.92		0.34		(1.70)	(0.16)	0.88	(0.67)
Total investment operations	0.93		0.41		(1.64)	(0.05)	1.00	(0.58)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.08)		(0.11)	(0.10)	(0.02)	—
Net asset value, end of period/year	$9.62		$8.83		$8.50	$10.25	$10.40	$9.42
Total return (D)	10.85	%(E)	4.88%		(16.17)%	(0.40)%	10.68%	(5.80	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,623		$2,368		$1,669	$1,495	$805	$302
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.70	%(F)	1.73%		1.60%	1.62%	1.60%	1.85	%(F)
Including waiver and/or reimbursement and recapture	1.70	%(F)	1.72	%(C)	1.60%	1.62%	1.60%	1.85	%(F)
Net investment income (loss) to average net assets	0.21	%(F)	0.87	%(C)	0.63%	1.05%	1.19%	1.97	%(F)
Portfolio turnover rate	24	%(E)	61%		89%	69%	63%	76	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.74		$8.41		$10.14	$10.32	$9.39	$10.00
Investment operations:
Net investment income (loss) (B)	(0.03)		0.02	(C)	0.01	0.04	0.06	0.07
Net realized and unrealized gain (loss)	0.93		0.34		(1.70)	(0.15)	0.87	(0.68)
Total investment operations	0.90		0.36		(1.69)	(0.11)	0.93	(0.61)
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.03)		(0.04)	(0.07)	—	—
Net asset value, end of period/year	$9.55		$8.74		$8.41	$10.14	$10.32	$9.39
Total return (D)	10.47	%(E)	4.28%		(16.73)%	(1.05)%	9.90%	(6.10	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,277		$1,846		$1,882	$1,424	$916	$253
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.40	%(F)	2.33%		2.28%	2.29%	2.23%	2.52	%(F)
Including waiver and/or reimbursement and recapture	2.40	%(F)	2.32	%(C)	2.28%	2.29%	2.23%	2.52	%(F)
Net investment income (loss) to average net assets	(0.72	)%(F)	0.23	%(C)	0.08%	0.36%	0.57%	1.43	%(F)
Portfolio turnover rate	24	%(E)	61%		89%	69%	63%	76	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.88		$8.55		$10.30	$10.43	$9.43	$10.00
Investment operations:
Net investment income (loss) (B)	0.03		0.08	(C)	0.10	0.12	0.17	0.11
Net realized and unrealized gain (loss)	0.92		0.36		(1.72)	(0.13)	0.87	(0.68)
Total investment operations	0.95		0.44		(1.62)	(0.01)	1.04	(0.57)
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.11)		(0.13)	(0.12)	(0.04)	—
Net asset value, end of period/year	$9.66		$8.88		$8.55	$10.30	$10.43	$9.43
Total return	11.00	%(D)	5.30%		(15.89)%	(0.04)%	11.03%	(5.70	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,567		$476		$1,281	$1,147	$505	$302
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.39	%(E)	1.31%		1.25%	1.29%	1.26%	1.60	%(E)
Including waiver and/or reimbursement and recapture	1.39	%(E)	1.31	%(C)	1.25%	1.29%	1.26%	1.60	%(E)
Net investment income (loss) to average net assets	0.74	%(E)	1.04	%(C)	1.01%	1.22%	1.74%	2.26	%(E)
Portfolio turnover rate	24	%(D)	61%		89%	69%	63%	76	%(D)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.89		$8.56		$10.30	$10.44	$9.44	$10.00
Investment operations:
Net investment income (loss) (B)	0.02		0.12	(C)	0.12	0.15	0.16	0.10
Net realized and unrealized gain (loss)	0.94		0.33		(1.72)	(0.16)	0.88	(0.66)
Total investment operations	0.96		0.45		(1.60)	(0.01)	1.04	(0.56)
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.12)		(0.14)	(0.13)	(0.04)	—
Net asset value, end of period/year	$9.67		$8.89		$8.56	$10.30	$10.44	$9.44
Total return	11.15	%(D)	5.41%		(15.74)%	(0.02)%	11.09%	(5.60	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,401		$146,458		$270,402	$241,658	$220,261	$107,183
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27	%(E)	1.19%		1.14%	1.17%	1.15%	1.49	%(E)
Including waiver and/or reimbursement and recapture	1.27	%(E)	1.18	%(C)	1.14%	1.17%	1.15%	1.49	%(E)
Net investment income (loss) to average net assets	0.39	%(E)	1.46	%(C)	1.26%	1.44%	1.66%	2.06	%(E)
Portfolio turnover rate	24	%(D)	61%		89%	69%	63%	76	%(D)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period indicated:	Transamerica Emerging Markets Equity
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$9.50		$8.38
Investment operations:
Net investment income (loss) (C)	0.01		0.02
Net realized and unrealized gain (loss)	0.11		1.46
Total investment operations	0.12		1.48
Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)
Net asset value, end of period	$9.62		$9.85
Total return	1.26	%(D)(E)	17.64	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$12
Expenses to average net assets	1.52	%(F)	1.46	%(F)
Net investment income (loss) to average net assets	0.95	%(F)	0.55	%(F)
Portfolio turnover rate	24	%(E)	24	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Event Driven
	Class I		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$9.78		$10.07
Investment operations:
Net investment income (loss) (C) (D)	0.10		0.06
Net realized and unrealized gain (loss)	0.30		0.05
Total investment operations	0.40		0.11
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)
Net asset value, end of period	$10.16		$10.17
Total return	4.11	%(E)	1.06	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$58		$10
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	2.40	%(G)	2.27	%(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.78	%(G)	1.86	%(G)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.53	%(G)	1.52	%(G)
Net investment income (loss) to average net assets (D)	2.09	%(G)	1.75	%(G)
Portfolio turnover rate (H)	324	%(E)	324	%(E)

(A)	Commenced operations on November 11, 2016.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Event Driven
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.83		$9.66		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.15	(D)	(0.03	)(E)
Net realized and unrealized gain (loss)	0.24		0.04	(F)	(0.31	)(E)
Total investment operations	0.35		0.19		(0.34)
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.02)		—
Net asset value, end of period/year	$10.02		$9.83		$9.66
Total return	3.55	%(G)	1.98%		(3.30	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$95,237		$97,399		$125,039
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	2.09	%(I)	2.57%		2.96	%(E)(I)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.87	%(I)	2.53	%(D)	2.77	%(E)(I)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.57	%(I)	1.73	%(D)	1.66	%(I)
Net investment income (loss) to average net assets (C)	2.29	%(I)	1.62	%(D)	(0.44	)%(E)(I)
Portfolio turnover rate (J)	324	%(G)	579%		305	%(G)

(A)	Commenced operations on March 31, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short ratio, Expenses to average net assets including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short ratio and Net investment income (loss) to average net assets ratio would have been 0.00% higher, 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. Please reference the Reclassification section of the Notes to Financial Statements for additional information.
(F)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.31		$9.22		$9.46	$9.38	$9.37	$8.83
Investment operations:
Net investment income (loss) (A)	0.16		0.36	(B)	0.28	0.29	0.41	0.45
Net realized and unrealized gain (loss)	(0.00	)(C)	0.07		(0.23)	0.08	0.03	0.55
Total investment operations	0.16		0.43		0.05	0.37	0.44	1.00
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.34)		(0.29)	(0.29)	(0.43)	(0.46)
Net asset value, end of period/year	$9.29		$9.31		$9.22	$9.46	$9.38	$9.37
Total return (D)	1.66	%(E)	4.78%		0.56%	3.98%	4.85%	11.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,249		$86,305		$68,304	$73,829	$78,512	$77,291
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(F)	0.93%		0.88%	0.91%	1.00%	1.01%
Including waiver and/or reimbursement and recapture	0.95	%(F)	0.91	%(B)	0.88%	0.89%	0.95%	0.95%
Net investment income (loss) to average net assets	3.57	%(F)	3.92	%(B)	3.03%	3.04%	4.32%	4.95%
Portfolio turnover rate	19	%(E)	47%		27%	26%	32%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.32		$9.22		$9.46	$9.39	$9.37	$8.83
Investment operations:
Net investment income (loss) (A)	0.12		0.28	(B)	0.21	0.21	0.32	0.37
Net realized and unrealized gain (loss)	0.01	(C)	0.08		(0.24)	0.07	0.05	0.55
Total investment operations	0.13		0.36		(0.03)	0.28	0.37	0.92
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.26)		(0.21)	(0.21)	(0.35)	(0.38)
Net asset value, end of period/year	$9.31		$9.32		$9.22	$9.46	$9.39	$9.37
Total return (D)	1.31	%(E)	3.95%		(0.28)%	2.98%	4.00%	10.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$822		$1,355		$2,164	$3,644	$4,819	$6,641
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.92	%(F)	1.80%		1.71%	1.72%	1.85%	1.79%
Including waiver and/or reimbursement and recapture	1.85	%(F)	1.79	%(B)	1.71%	1.72%	1.85%	1.79%
Net investment income (loss) to average net assets	2.65	%(F)	3.03	%(B)	2.18%	2.24%	3.42%	4.13%
Portfolio turnover rate	19	%(E)	47%		27%	26%	32%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the maximum sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.25		$9.16		$9.40	$9.32	$9.31	$8.79
Investment operations:
Net investment income (loss) (A)	0.13		0.29	(B)	0.22	0.22	0.34	0.38
Net realized and unrealized gain (loss)	(0.00	)(C)	0.07		(0.23)	0.08	0.04	0.54
Total investment operations	0.13		0.36		(0.01)	0.30	0.38	0.92
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.27)		(0.23)	(0.22)	(0.37)	(0.40)
Net asset value, end of period/year	$9.24		$9.25		$9.16	$9.40	$9.32	$9.31
Total return (D)	1.41	%(E)	4.18%		(0.15)%	3.26%	4.10%	10.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,528		$60,126		$64,995	$68,629	$71,692	$81,874
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.66	%(F)	1.64%		1.59%	1.60%	1.67%	1.65%
Including waiver and/or reimbursement and recapture	1.66	%(F)	1.62	%(B)	1.59%	1.60%	1.67%	1.65%
Net investment income (loss) to average net assets	2.85	%(F)	3.20	%(B)	2.32%	2.33%	3.60%	4.22%
Portfolio turnover rate	19	%(E)	47%		27%	26%	32%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.32		$9.23		$9.47	$9.39	$9.38	$8.85
Investment operations:
Net investment income (loss) (A)	0.17		0.38	(B)	0.31	0.31	0.43	0.47
Net realized and unrealized gain (loss)	0.01	(C)	0.07		(0.23)	0.08	0.04	0.55
Total investment operations	0.18		0.45		0.08	0.39	0.47	1.02
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.36)		(0.32)	(0.31)	(0.46)	(0.49)
Net asset value, end of period/year	$9.31		$9.32		$9.23	$9.47	$9.39	$9.38
Total return	1.91	%(D)	5.05%		0.84%	4.25%	5.13%	11.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$168,516		$162,875		$55,370	$42,545	$33,036	$31,480
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(E)	0.67%		0.61%	0.62%	0.68%	0.67%
Including waiver and/or reimbursement and recapture	0.68	%(E)	0.65	%(B)	0.61%	0.62%	0.68%	0.67%
Net investment income (loss) to average net assets	3.83	%(E)	4.20	%(B)	3.33%	3.29%	4.58%	5.20%
Portfolio turnover rate	19	%(D)	47%		27%	26%	32%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.32		$9.23		$9.48	$9.40	$9.38	$8.86
Investment operations:
Net investment income (loss) (A)	0.18		0.39	(B)	0.32	0.31	0.44	0.48
Net realized and unrealized gain (loss)	0.01	(C)	0.07		(0.24)	0.09	0.05	0.54
Total investment operations	0.19		0.46		0.08	0.40	0.49	1.02
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.37)		(0.33)	(0.32)	(0.47)	(0.50)
Net asset value, end of period/year	$9.31		$9.32		$9.23	$9.48	$9.40	$9.38
Total return	1.96	%(D)	5.17%		0.83%	4.35%	5.35%	11.85%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$124,606		$137,246		$355,272	$540,719	$56,421	$128,284
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.55%		0.51%	0.52%	0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.56	%(E)	0.53	%(B)	0.51%	0.52%	0.58%	0.57%
Net investment income (loss) to average net assets	3.94	%(E)	4.23	%(B)	3.40%	3.26%	4.65%	5.32%
Portfolio turnover rate	19	%(D)	47%		27%	26%	32%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Flexible Income
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.32		$9.23		$9.45
Investment operations:
Net investment income (loss) (B)	0.18		0.40	(C)	0.14
Net realized and unrealized gain (loss)	(0.00	)(D)	0.06		(0.21)
Total investment operations	0.18		0.46		(0.07)
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.37)		(0.15)
Net asset value, end of period/year	$9.31		$9.32		$9.23
Total return	1.96	%(E)	5.16%		(0.79	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,054		$3,028		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.56	%(F)	0.55%		0.52	%(F)
Including waiver and/or reimbursement and recapture	0.56	%(F)	0.52	%(C)	0.52	%(F)
Net investment income (loss) to average net assets	3.97	%(F)	4.38	%(C)	3.55	%(F)
Portfolio turnover rate	19	%(E)	47%		27	%(E)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Flexible Income
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period/year	$9.22		$9.15
Investment operations:
Net investment income (loss) (C)	0.04		0.13
Net realized and unrealized gain (loss)	0.07	(D)	0.17	(D)
Total investment operations	0.11		0.30
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.14)
Net asset value, end of period	$9.29		$9.31
Total return	1.21	%(E)(F)	3.24	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets	0.81	%(G)	0.77	%(G)
Net investment income (loss) to average net assets	3.66	%(G)	3.72	%(G)
Portfolio turnover rate	19	%(F)	19	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.95		$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.19		0.40	(D)	0.34	0.31
Net realized and unrealized gain (loss)	0.05		0.12		(0.08)	(0.10)
Total investment operations	0.24		0.52		0.26	0.21
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.39)		(0.35)	(0.29)
Net realized gains	—		—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.39)		(0.36)	(0.29)
Net asset value, end of period/year	$9.99		$9.95		$9.82	$9.92
Total return (E)	2.38	%(F)	5.50%		2.73%	2.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,398		$6,327		$3,360	$633
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.05	%(H)	1.11%		1.11%	1.21%
Including waiver and/or reimbursement and recapture	1.05	%(H)(I)	1.05	%(D)	1.05%	1.06%
Net investment income (loss) to average net assets (C)	3.83	%(H)	4.05	%(D)	3.46%	3.08%
Portfolio turnover rate (J)	43	%(F)	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.95		$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.15		0.32	(D)	0.27	0.24
Net realized and unrealized gain (loss)	0.06		0.13		(0.08)	(0.10)
Total investment operations	0.21		0.45		0.19	0.14
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.28)	(0.22)
Net realized gains	—		—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.16)		(0.32)		(0.29)	(0.22)
Net asset value, end of period/year	$10.00		$9.95		$9.82	$9.92
Total return (E)	2.10	%(F)	4.70%		1.98%	1.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,095		$6,669		$2,904	$1,672
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.79	%(H)	1.84%		1.86%	1.97%
Including waiver and/or reimbursement and recapture	1.80	%(H)	1.80	%(D)	1.80%	1.80%
Net investment income (loss) to average net assets (C)	3.10	%(H)	3.30	%(D)	2.78%	2.45%
Portfolio turnover rate (I)	43	%(F)	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.92		$9.79		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.20		0.41	(D)	0.35	0.33
Net realized and unrealized gain (loss)	0.05		0.14		(0.09)	(0.09)
Total investment operations	0.25		0.55		0.26	0.24
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)		(0.38)	(0.32)
Net realized gains	—		—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.42)		(0.39)	(0.32)
Net asset value, end of period/year	$9.96		$9.92		$9.79	$9.92
Total return	2.50	%(E)	5.75%		2.66%	2.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,168		$13,061		$787	$412
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.84	%(G)	0.85%		0.87%	0.97%
Including waiver and/or reimbursement and recapture	0.80	%(G)	0.80	%(D)	0.80%	0.80%
Net investment income (loss) to average net assets (C)	4.03	%(G)	4.21	%(D)	3.57%	3.27%
Portfolio turnover rate (H)	43	%(E)	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.95		$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.21		0.42	(D)	0.38	0.34
Net realized and unrealized gain (loss)	0.05		0.13		(0.09)	(0.10)
Total investment operations	0.26		0.55		0.29	0.24
Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.42)		(0.38)	(0.32)
Net realized gains	—		—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.22)		(0.42)		(0.39)	(0.32)
Net asset value, end of period/year	$9.99		$9.95		$9.82	$9.92
Total return	2.54	%(E)	5.81%		2.99%	2.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$444,385		$374,908		$336,546	$213,481
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.74	%(G)	0.75%		0.77%	0.87%
Including waiver and/or reimbursement and recapture	0.74	%(G)	0.75	%(D)(H)	0.80%	0.80%
Net investment income (loss) to average net assets (C)	4.21	%(G)	4.32	%(D)	3.79%	3.37%
Portfolio turnover rate (I)	43	%(E)	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Floating Rate
	Class T1
	April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$9.99
Investment operations:
Net investment income (loss) (B) (C)	0.04
Total investment operations	0.04
Dividends and/or distributions to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$9.99
Total return (D)	0.45	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (F)	0.99	%(G)
Net investment income (loss) to average net assets (C)	3.68	%(G)
Portfolio turnover rate (H)	43	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$11.14		$11.15		$11.08		$10.96		$9.22		$9.09
Investment operations:
Net investment income (loss) (A)	0.04		0.08	(B)	0.05	(C)	0.18	(C)	0.11	(C)	0.16	(C)
Net realized and unrealized gain (loss)	1.39		(0.09)		0.02		0.10		1.73		0.22
Total investment operations	1.43		(0.01)		0.07		0.28		1.84		0.38
Dividends and/or distributions to shareholders:
Net investment income	(0.28)		—		—		(0.16)		(0.10)		(0.25)
Net asset value, end of period/year	$12.29		$11.14		$11.15		$11.08		$10.96		$9.22
Total return (D)	13.05	%(E)	(0.09)%		0.63%		2.54%		20.08%		4.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,913		$39,699		$48,311		$56,663		$82,534		$86,834
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.60	%(F)	1.39%		1.36	%(G)	0.75	%(G)	0.69	%(G)	0.68	%(G)
Including waiver and/or reimbursement and recapture	1.35	%(F)	1.34	%(B)	1.35	%(G)	0.74	%(G)	0.69	%(G)	0.68	%(G)
Net investment income (loss) to average net assets	0.73	%(F)	0.74	%(B)	0.46	%(C)	1.64	%(C)	1.09	%(C)	1.79	%(C)
Portfolio turnover rate (G)	24	%(E)	63%		51	%(H)	150	%(H)	18	%(H)	41	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$10.90		$10.99		$11.00		$10.89		$9.16		$9.00
Investment operations:
Net investment income (loss) (A)	(0.01)		0.00	(B)(C)	(0.03	)(D)	0.10	(D)	0.04	(D)	0.09	(D)
Net realized and unrealized gain (loss)	1.37		(0.09)		0.02		0.08		1.71		0.24
Total investment operations	1.36		(0.09)		(0.01)		0.18		1.75		0.33
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		—		—		(0.07)		(0.02)		(0.17)
Net asset value, end of period/year	$12.11		$10.90		$10.99		$11.00		$10.89		$9.16
Total return (E)	12.62	%(F)	(0.82)%		(0.09)%		1.64%		19.11%		3.92%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,247		$1,642		$3,380		$6,460		$9,191		$9,847
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.58	%(G)	2.31%		2.27	%(H)	1.63	%(H)	1.54	%(H)	1.54	%(H)
Including waiver and/or reimbursement and recapture	2.10	%(G)	2.09	%(C)	2.10	%(H)	1.53	%(H)	1.45	%(H)	1.45	%(H)
Net investment income (loss) to average net assets	(0.09	)%(G)	0.03	%(C)	(0.28	)%(D)	0.95	%(D)	0.37	%(D)	1.05	%(D)
Portfolio turnover rate	24	%(F)	63%		51	%(I)	150	%(I)	18	%(I)	41	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$10.89		$10.98		$10.99		$10.88		$9.15		$9.01
Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	0.00	(B)(C)	(0.03	)(D)	0.09	(D)	0.04	(D)	0.09	(D)
Net realized and unrealized gain (loss)	1.36		(0.09)		0.02		0.10		1.72		0.23
Total investment operations	1.36		(0.09)		(0.01)		0.19		1.76		0.32
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		—		—		(0.08)		(0.03)		(0.18)
Net asset value, end of period/year	$12.06		$10.89		$10.98		$10.99		$10.88		$9.15
Total return (E)	12.60	%(F)	(0.82)%		(0.09)%		1.73%		19.26%		3.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,771		$48,720		$61,427		$74,772		$88,681		$92,050
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.33	%(G)	2.13%		2.10	%(H)	1.49	%(H)	1.40	%(H)	1.38	%(H)
Including waiver and/or reimbursement and recapture	2.10	%(G)	2.09	%(C)	2.10	%(H)(I)	1.47	%(H)	1.40	%(H)	1.38	%(H)
Net investment income (loss) to average net assets	(0.03	)%(G)	(0.01	)%(C)	(0.29	)%(D)	0.87	%(D)	0.40	%(D)	1.07	%(D)
Portfolio turnover rate	24	%(F)	63%		51	%(J)	150	%(J)	18	%(J)	41	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$11.19		$11.17		$11.06		$10.96		$9.23		$9.11
Investment operations:
Net investment income (loss) (A)	0.06		0.11	(B)	0.09	(C)	0.21	(C)	0.14	(C)	0.16	(C)
Net realized and unrealized gain (loss)	1.38		(0.08)		0.02		0.09		1.73		0.25
Total investment operations	1.44		0.03		0.11		0.30		1.87		0.41
Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.01)		—		(0.20)		(0.14)		(0.29)
Net asset value, end of period/year	$12.32		$11.19		$11.17		$11.06		$10.96		$9.23
Total return	13.17	%(D)	0.24%		0.99%		2.75%		20.53%		5.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,363		$28,605		$37,576		$33,329		$32,954		$28,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(E)	1.04%		1.03	%(F)	0.46	%(F)	0.31	%(F)	0.28	%(F)
Including waiver and/or reimbursement and recapture	1.10	%(E)	1.02	%(B)	1.04	%(F)	0.44	%(F)	0.31	%(F)	0.28	%(F)
Net investment income (loss) to average net assets	0.98	%(E)	1.04	%(B)	0.78	%(C)	1.88	%(C)	1.39	%(C)	1.87	%(C)
Portfolio turnover rate	24	%(D)	63%		51	%(G)	150	%(G)	18	%(G)	41	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Global Equity
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.22		$11.18		$11.63
Investment operations:
Net investment income (loss) (B)	0.07		0.09	(C)	0.03	(D)
Net realized and unrealized gain (loss)	1.37		(0.05)		(0.48	)(E)
Total investment operations	1.44		0.04		(0.45)
Dividends and/or distributions to shareholders:
Net investment income	(0.32)		(0.00	)(F)	—
Net asset value, end of period/year	$12.34		$11.22		$11.18
Total return	13.16	%(G)	0.36%		(3.87	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$755		$140		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15	%(H)	0.95%		0.93	%(H)(I)
Including waiver and/or reimbursement and recapture	1.10	%(H)	0.94	%(C)	0.93	%(H)(I)
Net investment income (loss) to average net assets (D)	1.22	%(H)	0.82	%(C)	0.61	%(D)
Portfolio turnover rate (J)	24	%(G)	63%		51	%(J)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Annualized.
(I)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Global Equity
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$11.97		$11.52
Investment operations:
Net investment income (loss) (C)	0.03		0.06
Net realized and unrealized gain (loss)	0.29		1.08
Total investment operations	0.32		1.14
Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)
Net asset value, end of period	$12.29		$12.65
Total return	2.67	%(D)(E)	9.94	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.40	%(F)	1.35	%(F)
Including waiver and/or reimbursement and recapture	1.35	%(F)	1.10	%(F)
Net investment income (loss) to average net assets	2.23	%(F)	1.36	%(F)
Portfolio turnover rate	24	%(E)	24	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Global Long/ Short Equity
	Class A
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$9.12		$10.00
Investment operations:
Net investment income (loss) (B)	(0.08)		(0.15	)(C)
Net realized and unrealized gain (loss)	0.57		(0.73)
Total investment operations	0.49		(0.88)
Net asset value, end of period	$9.61		$9.12
Total return (D)	5.37	%(E)	(8.80	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,409		$2,281
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	6.93	%(G)	6.50	%(F)(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	4.25	%(G)	4.85	%(F)(G)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.80	%(G)	1.82	%(F)(G)
Net investment income (loss) to average net assets	(1.86	)%(G)	(1.77	)%(C)(G)
Portfolio turnover rate	320	%(E)	799	%(E)(H)

(A)	Commenced operations on November 30, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Global Long/Short Equity
	Class I
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$9.14		$10.00
Investment operations:
Net investment income (loss) (B)	(0.07)		(0.13	)(C)
Net realized and unrealized gain (loss)	0.57		(0.73)
Total investment operations	0.50		(0.86)
Net asset value, end of period	$9.64		$9.14
Total return (D)	5.47	%(E)	(8.60	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,412		$2,286
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	6.78	%(G)	6.35	%(F)(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	4.00	%(G)	4.61	%(F)(G)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.55	%(G)	1.58	%(F)(G)
Net investment income (loss) to average net assets	(1.61	)%(G)	(1.52	)%(C)(G)
Portfolio turnover rate	320	%(E)	799	%(E)(H)

(A)	Commenced operations on November 30, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Global Long/Short Equity
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$9.14		$10.00
Investment operations:
Net investment income (loss) (B)	(0.07)		(0.12	)(C)
Net realized and unrealized gain (loss)	0.57		(0.74)
Total investment operations	0.50		(0.86)
Net asset value, end of period	$9.64		$9.14
Total return (D)	5.47	%(E)	(8.60	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$4,547		$4,297
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	6.68	%(G)	6.43	%(F)(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	4.00	%(G)	4.78	%(F)(G)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.55	%(G)	1.57	%(F)(G)
Net investment income (loss) to average net assets	(1.61	)%(G)	(1.44	)%(C)(G)
Portfolio turnover rate	320	%(E)	799	%(E)(H)

(A)	Commenced operations on November 30, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Global Long/Short Equity
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$9.48		$9.14
Investment operations:
Net investment income (loss) (C)	(0.01)		(0.06)
Net realized and unrealized gain (loss)	0.14		0.56
Total investment operations	0.13		0.50
Net asset value, end of period	$9.61		$9.64
Total return	1.37	%(D)(E)	5.58	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	7.64	%(F)	6.94	%(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	4.96	%(F)	4.05	%(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.80	%(F)	1.55	%(F)
Net investment income (loss) to average net assets	(0.93	)%(F)	(1.72	)%(F)
Portfolio turnover rate	320	%(E)	320	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.00	%(E)(F)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$212,940		$192,607		$105,532		$100,310		$90,423		$95,801
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(G)	0.87%		1.07%		1.09%		1.09%		1.17%
Including waiver and/or reimbursement and recapture (H)	0.61	%(G)	0.43	%(C)	0.27%		0.22%		0.24%		0.27%
Net investment income (loss) to average net assets	0.01	%(G)	0.01	%(C)	0.00	%(F)	0.01%		0.00	%(F)	0.00	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.00	%(E)(F)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,196		$1,383		$2,418		$3,820		$6,189		$9,289
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.80	%(G)	1.79%		1.83%		1.86%		1.82%		1.84%
Including waiver and/or reimbursement and recapture (H)	0.60	%(G)	0.43	%(C)	0.26%		0.22%		0.24%		0.27%
Net investment income (loss) to average net assets	0.01	%(G)	0.01	%(C)	0.01%		0.01%		0.00	%(F)	0.00	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.00	%(E)(F)	0.01%		0.01%		0.01%		0.01%		0.00	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,755		$22,189		$21,500		$24,180		$30,196		$31,391
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.54	%(G)	1.61%		1.68%		1.67%		1.64%		1.67%
Including waiver and/or reimbursement and recapture (H)	0.61	%(G)	0.43	%(C)	0.27%		0.22%		0.24%		0.27%
Net investment income (loss) to average net assets	0.01	%(G)	0.01	%(C)	0.00	%(E)	0.01%		0.00	%(E)	0.00	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Not annualized.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(C)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.00	%(D)(E)	0.01%		0.02%		0.01%		0.04%		0.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,350		$21,185		$18,529		$19,325		$22,305		$25,460
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60	%(F)	0.69%		0.78%		0.77%		0.71%		0.72%
Including waiver and/or reimbursement and recapture (G)	0.61	%(F)	0.43	%(C)	0.26%		0.21%		0.21%		0.26%
Net investment income (loss) to average net assets	0.01	%(F)	0.01	%(C)	0.01%		0.02%		0.04%		0.02%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.00	%(D)(E)	0.01%		0.02%		0.01%		0.04%		0.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,183		$11,954		$35,245		$31,522		$130,531		$652,465
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(F)	0.48%		0.54%		0.53%		0.49%		0.50%
Including waiver and/or reimbursement and recapture (G)	0.59	%(F)	0.43	%(C)	0.26%		0.21%		0.21%		0.25%
Net investment income (loss) to average net assets	0.01	%(F)	0.01	%(C)	0.01%		0.02%		0.03%		0.03%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Growth
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$13.02		$15.06		$16.18	$15.89		$13.42	$12.94
Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	0.00	(B)(C)	(0.01)	(0.01)		0.03	0.01
Net realized and unrealized gain (loss)	1.44		(0.15)		1.69	2.50		3.90	0.97
Total investment operations	1.44		(0.15)		1.68	2.49		3.93	0.98
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—		—	(0.00	)(B)	(0.04)	(0.01)
Net realized gains	(2.57)		(1.89)		(2.80)	(2.20)		(1.42)	(0.49)
Total dividends and/or distributions to shareholders	(2.58)		(1.89)		(2.80)	(2.20)		(1.46)	(0.50)
Net asset value, end of period/year	$11.88		$13.02		$15.06	$16.18		$15.89	$13.42
Total return	13.55	%(D)	(1.13)%		12.30%	17.17%		32.38%	8.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$384,350		$369,391		$516,868	$529,426		$573,545	$550,207
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.85%		0.84%	0.84%		0.84%	0.83%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.84	%(C)	0.84%	0.84%		0.84%	0.83%
Net investment income (loss) to average net assets	(0.07	)%(E)	0.01	%(C)	(0.07)%	(0.06)%		0.20%	0.06%
Portfolio turnover rate	25	%(D)	36%		33%	31%		41%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Growth
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$13.02		$15.06		$14.59
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.00	)(C)(D)	(0.02)
Net realized and unrealized gain (loss)	1.45		(0.15)		0.49
Total investment operations	1.44		(0.15)		0.47
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—		—
Net realized gains	(2.57)		(1.89)		—
Total dividends and/or distributions to shareholders	(2.58)		(1.89)		—
Net asset value, end of period/year	$11.88		$13.02		$15.06
Total return	13.55	%(E)	(1.13)%		3.22	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,930		$2,287		$52
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(F)	0.85%		0.84	%(F)
Including waiver and/or reimbursement and recapture	0.87	%(F)	0.83	%(D)	0.84	%(F)
Net investment income (loss) to average net assets	(0.10	)%(F)	(0.05	)%(D)	(0.31	)%(F)
Portfolio turnover rate	25	%(E)	36%		33%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period indicated:	Transamerica High Quality Bond
	Class I3		Class R
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$10.00		$10.00
Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)
Net realized and unrealized gain (loss)	(0.00	)(C)	(0.01)
Total investment operations	0.00	(C)	(0.01)
Net asset value, end of period	$10.00		$9.99
Total return	0.00	%(D)	(0.10	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	180,600		101,695
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45	%(E)	0.94	%(E)
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.94	%(E)
Net investment income (loss) to average net assets	1.89	%(E)	1.35	%(E)
Portfolio turnover rate	18	%(D)	18	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Quality Bond (A)(B)
	Class R4
	April 30, 2017 (unaudited) (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.98		$10.03	$10.17	$10.29	$10.49	$10.43
Investment operations:
Net investment income (loss) (D)	0.04		0.14	0.10	0.13	0.16	0.19
Net realized and unrealized gain (loss)	0.04	(E)	(0.01)	(0.06)	(0.07)	(0.14)	0.08
Total investment operations	0.08		0.13	0.04	0.06	0.02	0.27
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.18)	(0.18)	(0.18)	(0.22)	(0.21)
Net asset value, end of period/year	$10.00		$9.98	$10.03	$10.17	$10.29	$10.49
Total return	0.74	%(F)	1.31%	0.38%	0.55%	0.19%	2.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,883		$56,312	$57,227	$58,080	$64,958	$85,258
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(G)	0.78%	0.76%	0.77%	0.75%	0.76%
Including waiver and/or reimbursement and recapture	0.67	%(G)(H)	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	1.29	%(G)	1.34%	1.01%	1.21%	1.56%	1.83%
Portfolio turnover rate	18	%(F)	92%	70%	92%	77%	68%

(A)	Formerly, Transamerica Partners Institutional High Quality Bond. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 1.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.06		$8.97		$9.68	$9.75	$9.59	$8.95
Investment operations:
Net investment income (loss) (A)	0.24		0.49	(B)	0.48	0.50	0.54	0.59
Net realized and unrealized gain (loss)	0.24		0.10		(0.58)	0.05	0.17	0.67
Total investment operations	0.48		0.59		(0.10)	0.55	0.71	1.26
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.50)		(0.49)	(0.49)	(0.55)	(0.62)
Net realized gains	—		—		(0.12)	(0.13)	—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.50)		(0.61)	(0.62)	(0.55)	(0.62)
Net asset value, end of period/year	$9.29		$9.06		$8.97	$9.68	$9.75	$9.59
Total return (C)	5.24	%(D)	6.95%		(1.11)%	5.85%	7.58%	14.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$111,630		$114,761		$127,509	$135,250	$404,077	$256,099
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(E)	1.02%		1.00%	0.97%	1.04%	1.06%
Including waiver and/or reimbursement and recapture	1.03	%(E)(F)	1.01	%(B)	1.00%	0.97%	1.04%	1.06%
Net investment income (loss) to average net assets	5.27	%(E)	5.64	%(B)	5.14%	5.10%	5.49%	6.44%
Portfolio turnover rate	22	%(D)	49%		61%	48%	64%	78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.07		$8.97		$9.69	$9.76	$9.60	$8.95
Investment operations:
Net investment income (loss) (A)	0.20		0.42	(B)	0.40	0.42	0.46	0.52
Net realized and unrealized gain (loss)	0.24		0.10		(0.59)	0.05	0.17	0.67
Total investment operations	0.44		0.52		(0.19)	0.47	0.63	1.19
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)		(0.41)	(0.41)	(0.47)	(0.54)
Net realized gains	—		—		(0.12)	(0.13)	—	—
Total dividends and/or distributions to shareholders	(0.21)		(0.42)		(0.53)	(0.54)	(0.47)	(0.54)
Net asset value, end of period/year	$9.30		$9.07		$8.97	$9.69	$9.76	$9.60
Total return (C)	4.81	%(D)	6.18%		(2.03)%	4.99%	6.69%	13.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,125		$2,723		$3,977	$6,435	$8,234	$9,236
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.85	%(E)	1.83%		1.80%	1.80%	1.83%	1.83%
Including waiver and/or reimbursement and recapture	1.85	%(E)(F)	1.82	%(B)	1.80%	1.80%	1.83%	1.84%
Net investment income (loss) to average net assets	4.46	%(E)	4.86	%(B)	4.32%	4.28%	4.72%	5.69%
Portfolio turnover rate	22	%(D)	49%		61%	48%	64%	78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.02		$8.92		$9.64	$9.72	$9.56	$8.92
Investment operations:
Net investment income (loss) (A)	0.20		0.43	(B)	0.41	0.42	0.47	0.53
Net realized and unrealized gain (loss)	0.24		0.10		(0.59)	0.05	0.17	0.66
Total investment operations	0.44		0.53		(0.18)	0.47	0.64	1.19
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.43)		(0.42)	(0.42)	(0.48)	(0.55)
Net realized gains	—		—		(0.12)	(0.13)	—	—
Total dividends and/or distributions to shareholders	(0.21)		(0.43)		(0.54)	(0.55)	(0.48)	(0.55)
Net asset value, end of period/year	$9.25		$9.02		$8.92	$9.64	$9.72	$9.56
Total return (C)	4.89	%(D)	6.34%		(1.95)%	4.98%	6.80%	13.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,702		$51,787		$58,147	$69,198	$75,630	$76,995
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.73	%(E)	1.74%		1.74%	1.74%	1.77%	1.77%
Including waiver and/or reimbursement and recapture	1.73	%(E)(F)	1.73	%(B)	1.74%	1.74%	1.77%	1.77%
Net investment income (loss) to average net assets	4.58	%(E)	4.93	%(B)	4.41%	4.33%	4.78%	5.73%
Portfolio turnover rate	22	%(D)	49%		61%	48%	64%	78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.13		$9.03		$9.74	$9.82	$9.66	$9.00
Investment operations:
Net investment income (loss) (A)	0.25		0.52	(B)	0.51	0.52	0.57	0.62
Net realized and unrealized gain (loss)	0.23		0.10		(0.59)	0.05	0.17	0.68
Total investment operations	0.48		0.62		(0.08)	0.57	0.74	1.30
Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.52)		(0.51)	(0.52)	(0.58)	(0.64)
Net realized gains	—		—		(0.12)	(0.13)	—	—
Total dividends and/or distributions to shareholders	(0.26)		(0.52)		(0.63)	(0.65)	(0.58)	(0.64)
Net asset value, end of period/year	$9.35		$9.13		$9.03	$9.74	$9.82	$9.66
Total return	5.27	%(C)	7.33%		(0.85)%	5.95%	7.80%	15.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$184,024		$155,777		$127,675	$305,992	$82,840	$103,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.73%		0.74%	0.75%	0.79%	0.78%
Including waiver and/or reimbursement and recapture	0.73	%(D)(E)	0.72	%(B)	0.74%	0.75%	0.79%	0.78%
Net investment income (loss) to average net assets	5.56	%(D)	5.86	%(B)	5.32%	5.32%	5.78%	6.64%
Portfolio turnover rate	22	%(C)	49%		61%	48%	64%	78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$9.15		$9.05		$9.77	$9.84	$9.67	$9.02
Investment operations:
Net investment income (loss) (A)	0.26		0.53	(B)	0.52	0.53	0.57	0.64
Net realized and unrealized gain (loss)	0.24		0.10		(0.60)	0.06	0.19	0.66
Total investment operations	0.50		0.63		(0.08)	0.59	0.76	1.30
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.53)		(0.52)	(0.53)	(0.59)	(0.65)
Net realized gains	—		—		(0.12)	(0.13)	—	—
Total dividends and/or distributions to shareholders	(0.27)		(0.53)		(0.64)	(0.66)	(0.59)	(0.65)
Net asset value, end of period/year	$9.38		$9.15		$9.05	$9.77	$9.84	$9.67
Total return	5.43	%(C)	7.43%		(0.84)%	6.16%	8.03%	15.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$916,905		$958,137		$788,225	$806,431	$566,100	$250,912
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.63%		0.64%	0.65%	0.67%	0.67%
Including waiver and/or reimbursement and recapture	0.63	%(D)(E)	0.62	%(B)	0.64%	0.65%	0.67%	0.67%
Net investment income (loss) to average net assets	5.68	%(D)	6.01	%(B)	5.51%	5.43%	5.83%	6.88%
Portfolio turnover rate	22	%(C)	49%		61%	48%	64%	78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica High Yield Bond
	Class I3		Class R		Class R4		Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)		April 30, 2017 (unaudited) (C)
Net asset value, beginning of period	$9.25		$9.25		$9.25		$9.19		$9.13
Investment operations:
Net investment income (loss) (D)	0.05		0.05		0.05		0.06		0.18
Net realized and unrealized gain (loss)	0.13		0.13		0.13		0.10		0.24
Total investment operations	0.18		0.18		0.18		0.16		0.42
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.05)		(0.05)		(0.06)		(0.19)
Net asset value, end of period	$9.38		$9.38		$9.38		$9.29		$9.36
Total return	1.99	%(E)	1.94	%(E)	1.96	%(E)	1.75	%(E)(F)	4.61	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$341,072		$120,927		$367,943		$10		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(G)	1.12	%(G)	0.88	%(G)	0.87	%(G)	0.83	%(G)
Including waiver and/or reimbursement and recapture	0.60	%(G)	1.10	%(G)	0.85	%(G)	0.87	%(G)	0.83	%(G)(H)
Net investment income (loss) to average net assets	5.76	%(G)	5.25	%(G)	5.52	%(G)	4.53	%(G)	5.48	%(G)
Portfolio turnover rate	22	%(E)	22	%(E)	22	%(E)	22	%(E)	22	%(E)

(A)	Commenced operations on March 24, 2017.
(B)	Commenced operations on March 17, 2017.
(C)	Commenced operations on December 16, 2016.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and year indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.15		$9.05		$9.56
Investment operations:
Net investment income (loss) (B)	0.26		0.52	(C)	0.22
Net realized and unrealized gain (loss)	0.25		0.11		(0.51)
Total investment operations	0.51		0.63		(0.29)
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.53)		(0.22)
Net asset value, end of period/year	$9.39		$9.15		$9.05
Total return	5.54	%(D)	7.43%		(3.04	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,940		$4,086		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(E)	0.63%		0.63	%(E)
Including waiver and/or reimbursement and recapture	0.63	%(E)(F)	0.61	%(C)	0.63	%(E)
Net investment income (loss) to average net assets	5.84	%(E)	5.81	%(C)	5.64	%(E)
Portfolio turnover rate	22	%(D)	49%		61%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.88		$11.47		$11.46	$10.21	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.16		0.31	(D)	0.33	0.34	0.09
Net realized and unrealized gain (loss)	(0.40)		0.47		0.36	1.31	0.21
Total investment operations	(0.24)		0.78		0.69	1.65	0.30
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.30)		(0.32)	(0.38)	(0.09)
Net realized gains	(0.16)		(0.07)		(0.36)	(0.02)	—
Total dividends and/or distributions to shareholders	(0.33)		(0.37)		(0.68)	(0.40)	(0.09)
Net asset value, end of period/year	$11.31		$11.88		$11.47	$11.46	$10.21
Total return (E)	(1.82	)%(F)	6.72%		6.24%	16.49%	2.96	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,772		$58,848		$24,700	$4,492	$262
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.03	%(H)	0.98%		1.29%	2.27%	43.10	%(H)
Including waiver and/or reimbursement and recapture	0.91	%(H)	0.91	%(D)	0.91%	0.91%	0.91	%(H)
Net investment income (loss) to average net assets (C)	2.98	%(H)	2.59	%(D)	2.88%	3.11%	3.50	%(H)
Portfolio turnover rate (I)	65	%(F)	61%		78%	266%	52	%(F)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.88		$11.48		$11.47	$10.21	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.13		0.24	(D)	0.26	0.34	0.07
Net realized and unrealized gain (loss)	(0.38)		0.46		0.37	1.26	0.21
Total investment operations	(0.25)		0.70		0.63	1.60	0.28
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.23)		(0.26)	(0.32)	(0.07)
Net realized gains	(0.16)		(0.07)		(0.36)	(0.02)	—
Total dividends and/or distributions to shareholders	(0.30)		(0.30)		(0.62)	(0.34)	(0.07)
Net asset value, end of period/year	$11.33		$11.88		$11.48	$11.47	$10.21
Total return (E)	(2.11	)%(F)	6.12%		5.62%	15.94%	2.83	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,665		$13,670		$3,708	$1,398	$496
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.77	%(H)	1.73%		2.04%	2.98%	43.79	%(H)
Including waiver and/or reimbursement and recapture	1.51	%(H)	1.51	%(D)	1.51%	1.51%	1.51	%(H)
Net investment income (loss) to average net assets (C)	2.38	%(H)	2.02	%(D)	2.31%	3.08%	2.88	%(H)
Portfolio turnover rate (I)	65	%(F)	61%		78%	266%	52	%(F)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.89		$11.48		$11.47	$10.21	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.17		0.33	(D)	0.34	0.43	0.09
Net realized and unrealized gain (loss)	(0.38)		0.46		0.37	1.25	0.21
Total investment operations	(0.21)		0.79		0.71	1.68	0.30
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.31)		(0.34)	(0.40)	(0.09)
Net realized gains	(0.16)		(0.07)		(0.36)	(0.02)	—
Total dividends and/or distributions to shareholders	(0.34)		(0.38)		(0.70)	(0.42)	(0.09)
Net asset value, end of period/year	$11.34		$11.89		$11.48	$11.47	$10.21
Total return	(1.66	)%(E)	6.96%		6.38%	16.76%	3.00	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,891		$55,795		$19,085	$5,042	$258
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.80	%(G)	0.77%		1.07%	2.04%	42.89	%(G)
Including waiver and/or reimbursement and recapture	0.76	%(G)	0.76	%(D)	0.76%	0.76%	0.76	%(G)
Net investment income (loss) to average net assets (C)	3.12	%(G)	2.76	%(D)	3.04%	3.91%	3.64	%(G)
Portfolio turnover rate (H)	65	%(E)	61%		78%	266%	52	%(E)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica High Yield Muni
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$11.89		$12.10
Investment operations:
Net investment income (loss) (B) (C)	0.18		0.03
Net realized and unrealized gain (loss)	(0.40)		(0.21	)(D)
Total investment operations	(0.22)		(0.18)
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.03)
Net realized gains	(0.16)		—
Total dividends and/or distributions to shareholders	(0.34)		(0.03)
Net asset value, end of period	$11.33		$11.89
Total return	(1.72	)%(E)	(1.47	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (F)	0.70	%(G)	0.66	%(G)
Net investment income (loss) to average net assets (C)	3.19	%(G)	3.22	%(G)
Portfolio turnover rate (H)	65	%(E)	61%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica High Yield Muni
	Class T1
	April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$11.10
Investment operations:
Net investment income (loss) (B) (C)	0.04
Net realized and unrealized gain (loss)	0.22	(D)
Total investment operations	0.26
Dividends and/or distributions to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$11.32
Total return (E)	2.24	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (G)	0.95	%(H)
Net investment income (loss) to average net assets (C)	2.95	%(H)
Portfolio turnover rate (I)	65	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
Class A
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.99	$9.57	$9.95	$10.00
Investment operations:
Net investment income (loss) (B)	0.08	0.08	(C)	0.00	(D)	0.16
Net realized and unrealized gain (loss)	(0.03)	0.34	(0.34)	(0.06)
Total investment operations	0.05	0.42	(0.34)	0.10
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	—	(0.02)	(0.15)
Net realized gains	—	—	(0.01)	—
Return of capital	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.07)	—	(0.04)	(0.15)
Net asset value, end of period/year	$9.97	$9.99	$9.57	$9.95
Total return (E)	0.47	%(F)	4.39%	(3.48)%	1.01	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$630	$645	$516	$299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(G)	1.00%	0.99%	1.01	%(G)
Including waiver and/or reimbursement and recapture	1.00	%(G)	0.99	%(C)	1.00%	1.00	%(G)
Net investment income (loss) to average net assets	1.60	%(G)	0.81	%(C)	0.01%	2.30	%(G)
Portfolio turnover rate	17	%(F)	39%	35%	57	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.84		$9.50		$9.94		$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.01	(C)	(0.08)		0.09
Net realized and unrealized gain (loss)	(0.04)		0.33		(0.34)		(0.04)
Total investment operations	0.01		0.34		(0.42)		0.05
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		—		(0.01)		(0.11)
Net realized gains	—		—		(0.01)		—
Return of capital	—		—		(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.04)		—		(0.02)		(0.11)
Net asset value, end of period/year	$9.81		$9.84		$9.50		$9.94
Total return (E)	0.12	%(F)	3.58%		(4.22)%		0.52	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$787		$517		$371		$380
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.81	%(G)	1.77%		1.77%		1.77	%(G)
Including waiver and/or reimbursement and recapture	1.75	%(G)	1.74	%(C)	1.75%		1.75	%(G)
Net investment income (loss) to average net assets	1.00	%(G)	0.12	%(C)	(0.85)%		1.39	%(G)
Portfolio turnover rate	17	%(F)	39%		35%		57	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$10.03		$9.59		$9.95	$10.00
Investment operations:
Net investment income (loss) (B)	0.09		0.10	(C)	0.01	0.18
Net realized and unrealized gain (loss)	(0.03)		0.34		(0.33)	(0.06)
Total investment operations	0.06		0.44		(0.32)	0.12
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		—		(0.02)	(0.17)
Net realized gains	—		—		(0.01)	—
Return of capital	—		—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.07)		—		(0.04)	(0.17)
Net asset value, end of period/year	$10.02		$10.03		$9.59	$9.95
Total return	0.62	%(D)	4.59%		(3.22)%	1.16	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$268		$1,336		$259	$277
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.79%		0.78%	0.84	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.74	%(C)	0.75%	0.75	%(E)
Net investment income (loss) to average net assets	1.95	%(E)	0.98	%(C)	0.05%	2.67	%(E)
Portfolio turnover rate	17	%(D)	39%		35%	57	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$10.05		$9.60		$9.96	$10.00
Investment operations:
Net investment income (loss) (B)	0.09		0.10	(C)	0.02	0.14
Net realized and unrealized gain (loss)	(0.02)		0.35		(0.34)	(0.01)
Total investment operations	0.07		0.45		(0.32)	0.13
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		—		(0.02)	(0.17)
Net realized gains	—		—		(0.01)	—
Return of capital	—		—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.08)		—		(0.04)	(0.17)
Net asset value, end of period/year	$10.04		$10.05		$9.60	$9.96
Total return	0.66	%(D)	4.69%		(3.19)%	1.26	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$165,216		$178,853		$234,802	$245,715
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.68%		0.66%	0.72	%(E)
Including waiver and/or reimbursement and recapture	0.73	%(E)	0.67	%(C)	0.66%	0.72	%(E)
Net investment income (loss) to average net assets	1.84	%(E)	0.99	%(C)	0.21%	2.11	%(E)
Portfolio turnover rate	17	%(D)	39%		35%	57	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Inflation Opportunities
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$10.05		$9.92
Investment operations:
Net investment income (loss)	0.09		0.03	(B)
Net realized and unrealized gain (loss)	(0.02)		0.10
Total investment operations	0.07		0.13
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		—
Net asset value, end of period	$10.04		$10.05
Total return	0.66	%(C)	1.31	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$51		$51
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.66	%(D)
Including waiver and/or reimbursement and recapture	0.73	%(D)	0.64	%(B)(D)
Net investment income (loss) to average net assets	1.87	%(D)	1.15	%(B)(D)
Portfolio turnover rate	17	%(C)	39%

(A)	Commenced operations on July 25, 2016.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class T1
	April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$9.86
Investment operations:
Net investment income (loss) (B)	0.04
Net realized and unrealized gain (loss)	0.10	(C)
Total investment operations	0.14
Dividends and/or distributions to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$9.98
Total return (D)	1.46	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets	0.98	%(F)
Net investment income (loss) to average net assets	3.53	%(F)
Portfolio turnover rate	17	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period indicated:	Transamerica Inflation-Protected Securities
	Class I3		Class R
	April 30, 2017 (A) (unaudited)		April 30, 2017 (A) (unaudited)
Net asset value, beginning of period	$10.00		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.01		0.00	(D)
Net realized and unrealized gain (loss)	0.01		0.02
Total investment operations	0.02		0.02
Net asset value, end of period	$10.02		$10.02
Total return	0.10	%(E)	0.10	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$64,333		$115,233
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.51	%(G)	1.00	%(G)
Including waiver and/or reimbursement and recapture	0.40	%(G)	1.00	%(G)
Net investment income (loss) to average net assets (C)	3.19	%(G)	2.59	%(G)
Portfolio turnover rate (H)	20	%(E)	20	%(E)

(A)	Commenced operations on April 21, 2017
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation-Protected Securities (A) (B)
	Class R4
	April 30, 2017 (unaudited) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.93		$9.69		$9.93	$9.85	$11.09	$11.42
Investment operations:
Net investment income (loss) (D)	0.05	(E)	0.11		(0.01)	0.09	0.02	0.13
Net realized and unrealized gain (loss)	0.10		0.26		(0.21)	0.19	(0.97)	0.65
Total investment operations	0.15		0.37		(0.22)	0.28	(0.95)	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.13)		—	(0.14)	(0.03)	(0.17)
Net realized gains	—		—		—	(0.03)	(0.26)	(0.94)
Return of capital	—		—		(0.02)	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.06)		(0.13)		(0.02)	(0.20)	(0.29)	(1.11)
Net asset value, end of period/year	$10.02		$9.93		$9.69	$9.93	$9.85	$11.09
Total return	1.43	%(F)	3.76%		(2.18)%	2.74%	(8.55)%	6.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,819		$63,638		$76,421	$85,490	$86,788	$122,166
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(G)(H)	0.82%		0.80%	0.78%	0.76%	0.77%
Including waiver and/or reimbursement and recapture	0.67	%(G)(H)(I)	0.64	%(I)	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	1.69	%(E)(G)	1.13%		(0.13)%	0.93%	0.23%	1.15%
Portfolio turnover rate	20	%(F)(J)	52%		54%	81%	99%	103%

(A)	Formerly, Transamerica Partners Institutional Inflation-Protected Securities. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017 the Fund underwent a 0.97-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Intermediate Bond
	Class I2		Class I3		Class R
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$10.08		$10.08		$10.08
Investment operations:
Net investment income (loss) (B)	0.02		0.02		0.02
Net realized and unrealized gain (loss)	0.11		0.07		0.07
Total investment operations	0.13		0.09		0.09
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.02)		(0.02)
Net asset value, end of period	$10.13		$10.15		$10.15
Total return	0.99	%(C)	0.94	%(C)	0.88	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	1,981,618		445,466		365,783
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.40	%(D)	0.90	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.40	%(D)(E)	0.90	%(D)
Net investment income (loss) to average net assets	2.47	%(D)	2.48	%(D)	1.98	%(D)
Portfolio turnover rate	7	%(C)	7	%(C)	7	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Bond (A)(B)
	Class R4
	April 30, 2017 (unaudited) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012
Net asset value, beginning of period/year	$10.03		$10.04		$10.32	$10.10	$10.62		$10.50
Investment operations:
Net investment income (loss) (D)	0.07		0.22		0.21	0.24	0.25		0.29
Net realized and unrealized gain (loss)	0.13		0.10		(0.18)	0.37	(0.38)		0.52
Total investment operations	0.20		0.32		0.03	0.61	(0.13)		0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.24)		(0.23)	(0.27)	(0.36)		(0.35)
Net realized gains	—		(0.09)		(0.08)	(0.12)	(0.03)		(0.34)
Return of capital	—		—		—	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.08)		(0.33)		(0.31)	(0.39)	(0.39)		(0.69)
Net asset value, end of period/year	$10.15		$10.03		$10.04	$10.32	$10.10		$10.62
Total return	1.94	%(F)	3.21%		0.21%	5.99%	(1.22)%		7.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$317,019		$317,150		$373,605	$410,662	$400,409		$445,634
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(G)	0.71%		0.71%	0.72%	0.72%		0.73%
Including waiver and/or reimbursement and recapture	0.65	%(G)(H)	0.63	%(H)	0.65%	0.65%	0.65%		0.65%
Net investment income (loss) to average net assets	1.94	%(G)	2.08%		1.99%	2.32%	2.39%		2.78%
Portfolio turnover rate	7	%(F)	50%		46%	184%	200%		297%

(A)	Formerly, Transamerica Partners Institutional Core Bond. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 24, 2017, the Fund underwent a 1.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
Class A
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.57	$11.31	$11.16	$10.37	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11	0.21	(D)	0.19	0.25	0.22
Net realized and unrealized gain (loss)	(0.24)	0.30	0.29	0.78	0.38	(E)
Total investment operations	(0.13)	0.51	0.48	1.03	0.60
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.20)	(0.18)	(0.24)	(0.23)
Net realized gains	(0.07)	(0.05)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.19)	(0.25)	(0.33)	(0.24)	(0.23)
Net asset value, end of period/year	$11.25	$11.57	$11.31	$11.16	$10.37
Total return (F)	(1.09	)%(G)	4.58%	4.37%	10.05%	6.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$348,274	$426,748	$117,387	$35,974	$6,241
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.77	%(I)	0.78%	0.89%	1.12%	2.36%
Including waiver and/or reimbursement and recapture	0.67	%(I)	0.68	%(D)	0.86%	0.86%	0.86%
Net investment income (loss) to average net assets (C)	2.08	%(I)	1.79	%(D)	1.69%	2.27%	2.12%
Portfolio turnover rate (J)	16	%(G)	34%	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
Class C
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.54	$11.28	$11.14	$10.36	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.08	0.14	(D)	0.12	0.18	0.15
Net realized and unrealized gain (loss)	(0.25)	0.31	0.29	0.78	0.39	(E)
Total investment operations	(0.17)	0.45	0.41	0.96	0.54
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.14)	(0.12)	(0.18)	(0.18)
Net realized gains	(0.07)	(0.05)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.15)	(0.19)	(0.27)	(0.18)	(0.18)
Net asset value, end of period/year	$11.22	$11.54	$11.28	$11.14	$10.36
Total return (F)	(1.40	)%(G)	4.00%	3.70%	9.35%	5.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$184,477	$199,784	$47,543	$9,960	$1,778
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.53	%(I)	1.53%	1.65%	1.87%	3.08%
Including waiver and/or reimbursement and recapture	1.28	%(I)	1.29	%(D)	1.46%	1.46%	1.46%
Net investment income (loss) to average net assets (C)	1.47	%(I)	1.18	%(D)	1.09%	1.69%	1.47%
Portfolio turnover rate (J)	16	%(G)	34%	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
Class I
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.62	$11.36	$11.20	$10.41	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.12	0.22	(D)	0.20	0.26	0.23
Net realized and unrealized gain (loss)	(0.25)	0.30	0.31	0.78	0.38	(E)
Total investment operations	(0.13)	0.52	0.51	1.04	0.61
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.21)	(0.20)	(0.25)	(0.20)
Net realized gains	(0.07)	(0.05)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.19)	(0.26)	(0.35)	(0.25)	(0.20)
Net asset value, end of period/year	$11.30	$11.62	$11.36	$11.20	$10.41
Total return	(1.03	)%(F)	4.62%	4.59%	10.16%	6.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$675,893	$833,151	$215,560	$22,007	$6,632
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.58	%(H)	0.59%	0.70%	0.92%	2.12%
Including waiver and/or reimbursement and recapture	0.58	%(H)	0.61	%(D)	0.71%	0.71%	0.71%
Net investment income (loss) to average net assets (C)	2.16	%(H)	1.86	%(D)	1.82%	2.44%	2.21%
Portfolio turnover rate (I)	16	%(F)	34%	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Intermediate Muni
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$11.62		$11.78
Investment operations:
Net investment income (loss) (B) (C)	0.12		0.02
Net realized and unrealized gain (loss)	(0.24)		(0.16	)(D)
Total investment operations	(0.12)		(0.14)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.02)
Net realized gains	(0.07)		—
Total dividends and/or distributions to shareholders	(0.20)		(0.02)
Net asset value, end of period	$11.30		$11.62
Total return	(0.99	)%(E)	(1.18	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (F)	0.47	%(G)	0.48	%(G)
Net investment income (loss) to average net assets (C)	2.28	%(G)	2.02	%(G)
Portfolio turnover rate (H)	16	%(E)	34%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Intermediate Muni
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$11.08		$11.06
Investment operations:
Net investment income (loss) (C)(D)	0.02		0.08
Net realized and unrealized gain (loss)	0.18	(E)	0.32	(E)
Total investment operations	0.20		0.40
Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.09)
Net realized gains	—		(0.07)
Total dividends and/or distributions to shareholders	(0.03)		(0.16)
Net asset value, end of period	$11.25		$11.30
Total return	1.77	%(F)(G)	3.63	%(G)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (H)	0.73	%(I)	0.69	%(I)
Net investment income (loss) to average net assets (D)	1.96	%(I)	2.07	%(I)
Portfolio turnover rate (J)	16	%(G)	16	%(G)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$16.49		$17.37		$17.61		$18.44	$14.57	$13.47
Investment operations:
Net investment income (loss) (A)	0.12		0.29	(B)	0.33		0.48	0.30	0.24
Net realized and unrealized gain (loss)	1.50		(0.78)		(0.00	)(C)	(0.58)	3.81	1.19
Total investment operations	1.62		(0.49)		0.33		(0.10)	4.11	1.43
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.30)		(0.29)		(0.34)	(0.24)	(0.33)
Net realized gains	(0.04)		(0.09)		(0.28)		(0.39)	—	—
Total dividends and/or distributions to shareholders	(0.24)		(0.39)		(0.57)		(0.73)	(0.24)	(0.33)
Net asset value, end of period/year	$17.87		$16.49		$17.37		$17.61	$18.44	$14.57
Total return (D)	9.98	%(E)	(2.83)%		1.94%		(0.51)%	28.61%	11.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$301,662		$313,394		$249,773		$61,566	$21,102	$2,999
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(F)	1.24%		1.42%		1.29%	1.42%	1.51%
Including waiver and/or reimbursement and recapture	1.21	%(F)(G)	1.30	%(B)	1.32%		1.29%	1.42%	1.46%
Net investment income (loss) to average net assets	1.45	%(F)	1.78	%(B)	1.87%		2.62%	1.82%	1.76%
Portfolio turnover rate	13	%(E)	19%		21%		19%	34%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$16.22		$17.11		$17.34		$18.21	$14.45	$13.40
Investment operations:
Net investment income (loss) (A)	0.06		0.17	(B)	0.20		0.33	0.22	0.11
Net realized and unrealized gain (loss)	1.48		(0.76)		(0.00	)(C)	(0.54)	3.76	1.24
Total investment operations	1.54		(0.59)		0.20		(0.21)	3.98	1.35
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.21)		(0.15)		(0.27)	(0.22)	(0.30)
Net realized gains	(0.04)		(0.09)		(0.28)		(0.39)	—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.30)		(0.43)		(0.66)	(0.22)	(0.30)
Net asset value, end of period/year	$17.64		$16.22		$17.11		$17.34	$18.21	$14.45
Total return (D)	9.61	%(E)	(3.47)%		1.21%		(1.19)%	27.87%	10.49%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,979		$60,630		$62,013		$36,867	$17,537	$4,886
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.94	%(F)	1.96%		1.96%		1.98%	2.06%	2.04%
Including waiver and/or reimbursement and recapture	1.94	%(F)(G)	1.96	%(B)	1.96%		1.98%	2.06%	2.04%
Net investment income (loss) to average net assets	0.71	%(F)	1.07	%(B)	1.13%		1.82%	1.35%	0.82%
Portfolio turnover rate	13	%(E)	19%		21%		19%	34%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$16.73		$17.60		$17.80		$18.60	$14.65	$13.50
Investment operations:
Net investment income (loss) (A)	0.15		0.36	(B)	0.39		0.48	0.40	0.33
Net realized and unrealized gain (loss)	1.51		(0.79)		(0.00	)(C)	(0.52)	3.81	1.17
Total investment operations	1.66		(0.43)		0.39		(0.04)	4.21	1.50
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.35)		(0.31)		(0.37)	(0.26)	(0.35)
Net realized gains	(0.04)		(0.09)		(0.28)		(0.39)	—	—
Total dividends and/or distributions to shareholders	(0.31)		(0.44)		(0.59)		(0.76)	(0.26)	(0.35)
Net asset value, end of period/year	$18.08		$16.73		$17.60		$17.80	$18.60	$14.65
Total return	10.13	%(D)	(2.46)%		2.29%		(0.20)%	29.14%	11.58%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,825,379		$1,552,632		$1,043,345		$567,267	$168,782	$90,012
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(E)	0.90%		0.93%		0.95%	1.02%	1.05%
Including waiver and/or reimbursement and recapture	0.88	%(E)(F)	0.90	%(B)	0.93%		0.95%	1.02%	1.05%
Net investment income (loss) to average net assets	1.86	%(E)	2.20	%(B)	2.20%		2.63%	2.40%	2.39%
Portfolio turnover rate	13	%(D)	19%		21%		19%	34%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$16.75		$17.62		$17.81		$18.60	$14.65	$13.51
Investment operations:
Net investment income (loss) (A)	0.16		0.37	(B)	0.41		0.52	0.43	0.36
Net realized and unrealized gain (loss)	1.51		(0.79)		(0.00	)(C)	(0.54)	3.79	1.14
Total investment operations	1.67		(0.42)		0.41		(0.02)	4.22	1.50
Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.36)		(0.32)		(0.38)	(0.27)	(0.36)
Net realized gains	(0.04)		(0.09)		(0.28)		(0.39)	—	—
Total dividends and/or distributions to shareholders	(0.32)		(0.45)		(0.60)		(0.77)	(0.27)	(0.36)
Net asset value, end of period/year	$18.10		$16.75		$17.62		$17.81	$18.60	$14.65
Total return	10.22	%(D)	(2.38)%		2.40%		(0.07)%	29.26%	11.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,791,720		$1,704,610		$573,806		$595,742	$279,652	$166,085
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.81%		0.83%		0.85%	0.91%	0.95%
Including waiver and/or reimbursement and recapture	0.78	%(E)(F)	0.80	%(B)	0.83%		0.85%	0.91%	0.95%
Net investment income (loss) to average net assets	1.91	%(E)	2.27	%(B)	2.28%		2.83%	2.63%	2.62%
Portfolio turnover rate	13	%(D)	19%		21%		19%	34%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica International Equity
	Class I3		Class R		Class R4		Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)		April 30, 2017 (unaudited) (C)
Net asset value, beginning of period	$17.24		$17.24		$17.24		$17.38		$16.71
Investment operations:
Net investment income (loss) (D)	0.11		0.10		0.10		0.10		0.14
Net realized and unrealized gain (loss)	0.75		0.75		0.75		0.39		1.57
Total investment operations	0.86		0.85		0.85		0.49		1.71
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		—		(0.01)
Net realized gains	—		—		—		—		(0.04)
Total dividends and/or distributions to shareholders	—		—		—		—		(0.05)
Net asset value, end of period	$18.10		$18.09		$18.09		$17.87		$18.37
Total return	4.99	%(E)	4.93	%(E)	4.93	%(E)	2.82	%(E)(F)	10.29	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$197,856		$147,271		$41,454		$10		$11
Expenses to average net assets	0.78	%(G)	1.27	%(G)	1.03	%(G)	1.02	%(G)	0.97	%(G)
Net investment income (loss) to average net assets	4.56	%(G)	4.06	%(G)	4.29	%(G)	5.16	%(G)	2.21	%(G)
Portfolio turnover rate	13	%(E)	13	%(E)	13	%(E)	13	%(E)	13	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Commenced operations on March 17, 2017.
(C)	Commenced operations on December 16, 2016.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(G)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica International Equity
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$16.90		$17.62		$18.65
Investment operations:
Net investment income (loss) (B)	0.19		0.42	(C)	0.10
Net realized and unrealized gain (loss)	1.50		(0.84)		(1.13)
Total investment operations	1.69		(0.42)		(1.03)
Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.21)		—
Net realized gains	(0.04)		(0.09)		—
Total dividends and/or distributions to shareholders	(0.32)		(0.30)		—
Net asset value, end of period/year	$18.27		$16.90		$17.62
Total return	10.25	%(D)	(2.37)%		(5.52	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$141,737		$56,917		$47
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.81%		0.83	%(E)
Including waiver and/or reimbursement and recapture	0.78	%(E)(F)	0.80	%(C)	0.83	%(E)
Net investment income (loss) to average net assets	2.24	%(E)	2.53	%(C)	1.35	%(E)
Portfolio turnover rate	13	%(D)	19%		21%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.39		$12.40		$11.81	$12.24	$10.00
Investment operations:
Net investment income (loss) (B)	0.11		0.25	(C)	0.22	0.25	0.20
Net realized and unrealized gain (loss)	1.16		(0.55)		0.64	(0.44)	2.04
Total investment operations	1.27		(0.30)		0.86	(0.19)	2.24
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.29)		(0.18)	(0.15)	—
Net realized gains	(0.08)		(0.42)		(0.09)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.32)		(0.71)		(0.27)	(0.24)	—
Net asset value, end of period/year	$12.34		$11.39		$12.40	$11.81	$12.24
Total return	11.49	%(D)	(2.48)%		7.52%	(1.67)%	22.40	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$280,613		$273,540		$367,502	$214,170	$4,186
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(E)	1.12%		1.12%	1.15%	1.23	%(E)
Including waiver and/or reimbursement and recapture	1.14	%(E)	1.11	%(C)	1.12%	1.15%	1.22	%(E)
Net investment income (loss) to average net assets	1.98	%(E)	2.18	%(C)	1.78%	2.03%	2.16	%(E)
Portfolio turnover rate	10	%(D)	20%		26%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.42		$12.43		$11.82	$12.25	$10.00
Investment operations:
Net investment income (loss) (B)	0.12		0.27	(C)	0.22	0.24	0.24
Net realized and unrealized gain (loss)	1.15		(0.56)		0.66	(0.43)	2.01
Total investment operations	1.27		(0.29)		0.88	(0.19)	2.25
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.30)		(0.18)	(0.15)	—
Net realized gains	(0.08)		(0.42)		(0.09)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.33)		(0.72)		(0.27)	(0.24)	—
Net asset value, end of period/year	$12.36		$11.42		$12.43	$11.82	$12.25
Total return	11.49	%(D)	(2.38)%		7.73%	(1.66)%	22.50	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$478,278		$440,438		$598,764	$533,058	$207,569
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(E)	1.02%		1.02%	1.05%	1.12	%(E)
Including waiver and/or reimbursement and recapture	1.04	%(E)	1.01	%(C)	1.02%	1.05%	1.12	%(E)
Net investment income (loss) to average net assets	2.09	%(E)	2.36	%(C)	1.84%	1.91%	2.63	%(E)
Portfolio turnover rate	10	%(D)	20%		26%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$12.36		$12.71		$13.30	$14.24	$11.77	$10.30
Investment operations:
Net investment income (loss) (A)	0.07		0.14	(B)	0.16	0.15	0.17	0.16
Net realized and unrealized gain (loss)	1.64		0.98		0.54	1.40	3.13	1.51
Total investment operations	1.71		1.12		0.70	1.55	3.30	1.67
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.15)	(0.17)	(0.19)	(0.20)
Net realized gains	(1.05)		(1.32)		(1.14)	(2.32)	(0.64)	—
Total dividends and/or distributions to shareholders	(1.12)		(1.47)		(1.29)	(2.49)	(0.83)	(0.20)
Net asset value, end of period/year	$12.95		$12.36		$12.71	$13.30	$14.24	$11.77
Total return (C)	14.00	%(D)	9.83%		5.44%	12.09%	29.74%	16.40%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$122,143		$71,700		$31,566	$31,677	$8,605	$1,949
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	1.05%		1.05%	1.07%	1.13%	1.26%
Including waiver and/or reimbursement and recapture	1.02	%(E)	1.04	%(B)	1.05%	1.07%	1.13%	1.26%
Net investment income (loss) to average net assets	1.05	%(E)	1.16	%(B)	1.23%	1.13%	1.32%	1.45%
Portfolio turnover rate	62	%(D)	127%		129%	87%	121%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$12.31		$12.67		$13.26	$14.20	$11.76	$10.29
Investment operations:
Net investment income (loss) (A)	0.02		0.05	(B)	0.06	0.06	0.09	0.10
Net realized and unrealized gain (loss)	1.64		0.98		0.55	1.39	3.12	1.50
Total investment operations	1.66		1.03		0.61	1.45	3.21	1.60
Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.07)		(0.06)	(0.07)	(0.13)	(0.13)
Net realized gains	(1.05)		(1.32)		(1.14)	(2.32)	(0.64)	—
Total dividends and/or distributions to shareholders	(1.08)		(1.39)		(1.20)	(2.39)	(0.77)	(0.13)
Net asset value, end of period/year	$12.89		$12.31		$12.67	$13.26	$14.20	$11.76
Total return (C)	13.57	%(D)	9.00%		4.68%	11.30%	28.86%	15.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,453		$22,482		$11,128	$9,402	$7,783	$1,716
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.77	%(E)	1.80%		1.81%	1.79%	1.79%	1.87%
Including waiver and/or reimbursement and recapture	1.77	%(E)	1.80	%(B)	1.81%	1.79%	1.79%	1.87%
Net investment income (loss) to average net assets	0.31	%(E)	0.43	%(B)	0.45%	0.49%	0.68%	0.90%
Portfolio turnover rate	62	%(D)	127%		129%	87%	121%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$12.43		$12.77		$13.35	$14.28	$11.81	$10.31
Investment operations:
Net investment income (loss) (A)	0.08		0.17	(B)	0.19	0.20	0.22	0.22
Net realized and unrealized gain (loss)	1.65		0.99		0.56	1.39	3.13	1.51
Total investment operations	1.73		1.16		0.75	1.59	3.35	1.73
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.18)		(0.19)	(0.20)	(0.24)	(0.23)
Net realized gains	(1.05)		(1.32)		(1.14)	(2.32)	(0.64)	—
Total dividends and/or distributions to shareholders	(1.13)		(1.50)		(1.33)	(2.52)	(0.88)	(0.23)
Net asset value, end of period/year	$13.03		$12.43		$12.77	$13.35	$14.28	$11.81
Total return	14.12	%(C)	10.14%		5.78%	12.40%	30.11%	17.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$138,497		$56,161		$15,090	$13,348	$16,805	$3,550
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.79%		0.78%	0.79%	0.79%	0.83%
Including waiver and/or reimbursement and recapture	0.78	%(D)	0.78	%(B)	0.78%	0.79%	0.79%	0.83%
Net investment income (loss) to average net assets	1.24	%(D)	1.37	%(B)	1.49%	1.55%	1.64%	2.01%
Portfolio turnover rate	62	%(C)	127%		129%	87%	121%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$12.42		$12.76		$13.34	$14.27	$11.80	$10.32
Investment operations:
Net investment income (loss) (A)	0.09		0.19	(B)	0.20	0.21	0.24	0.23
Net realized and unrealized gain (loss)	1.65		0.98		0.56	1.39	3.12	1.49
Total investment operations	1.74		1.17		0.76	1.60	3.36	1.72
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.20)	(0.21)	(0.25)	(0.24)
Net realized gains	(1.05)		(1.32)		(1.14)	(2.32)	(0.64)	—
Total dividends and/or distributions to shareholders	(1.14)		(1.51)		(1.34)	(2.53)	(0.89)	(0.24)
Net asset value, end of period/year	$13.02		$12.42		$12.76	$13.34	$14.27	$11.80
Total return	14.17	%(C)	10.25%		5.90%	12.53%	30.25%	16.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,989,779		$1,898,665		$1,818,476	$1,739,472	$1,505,170	$1,320,011
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(D)	0.69%		0.68%	0.69%	0.69%	0.73%
Including waiver and/or reimbursement and recapture	0.68	%(D)	0.68	%(B)	0.68%	0.69%	0.69%	0.73%
Net investment income (loss) to average net assets	1.42	%(D)	1.60	%(B)	1.58%	1.59%	1.89%	2.04%
Portfolio turnover rate	62	%(C)	127%		129%	87%	121%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$12.42		$12.76		$13.07
Investment operations:
Net investment income (loss) (B)	0.08		0.15	(C)	0.08
Net realized and unrealized gain (loss)	1.66		1.02		(0.28	)(D)
Total investment operations	1.74		1.17		(0.20)
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.11)
Net realized gains	(1.05)		(1.32)		—
Total dividends and/or distributions to shareholders	(1.14)		(1.51)		(0.11)
Net asset value, end of period/year	$13.02		$12.42		$12.76
Total return	14.17	%(E)	10.25%		(1.53	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,534		$3,391		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(F)	0.69%		0.69	%(F)
Including waiver and/or reimbursement and recapture	0.68	%(F)	0.68	%(C)	0.69	%(F)
Net investment income (loss) to average net assets	1.34	%(F)	1.25	%(C)	1.48	%(F)
Portfolio turnover rate	62	%(E)	127%		129%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period indicated:	Transamerica Large Cap Value
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$12.94		$13.78
Investment operations:
Net investment income (loss) (C)	0.01		0.02
Net realized and unrealized gain (loss)	0.02		0.35
Total investment operations	0.03		0.37
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(D)	(0.02)
Net realized gains	—		(1.05)
Total dividends and/or distributions to shareholders	(0.00	)(D)	(1.07)
Net asset value, end of period	$12.97		$13.08
Total return	0.25	%(E)(F)	2.83	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$32
Expenses to average net assets	0.93	%(G)	0.88	%(G)
Net investment income (loss) to average net assets	0.88	%(G)	0.53	%(G)
Portfolio turnover rate	62	%(F)	62	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Large Core
	Class I3		Class R
	April 30, 2017 (A) (unaudited)		April 30, 2017 (A) (unaudited)
Net asset value, beginning of period	$10.00		$10.00
Investment operations:
Net investment income (loss) (B)	0.01		0.01
Net realized and unrealized gain (loss)	(0.01	)(C)	(0.02	)(C)
Total investment operations	0.00	(D)	(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.00	)(D)
Net asset value, end of period	$9.99		$9.99
Total return	(0.04	)%(E)	(0.07	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$201,122		$79,798
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(F)	1.20	%(F)
Including waiver and/or reimbursement and recapture	0.64	%(F)	1.14	%(F)
Net investment income (loss) to average net assets	0.96	%(F)	0.46	%(F)
Portfolio turnover rate	11	%(E)	11	%(E)

(A)	Commenced operations on March 10, 2017
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Core (A) (B)
	Class R4
	April 30, 2017 (unaudited) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.52		$8.98		$9.17	$8.05	$5.94	$5.15
Investment operations:
Net investment income (loss) (D)	0.03		0.15		0.10	0.06	0.09	0.09
Net realized and unrealized gain (loss)	0.48		0.54		(0.20)	1.12	2.11	0.79
Total investment operations	0.51		0.69		(0.10)	1.18	2.20	0.88
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.15)		(0.09)	(0.06)	(0.09)	(0.09)
Net asset value, end of period/year	$9.99		$9.52		$8.98	$9.17	$8.05	$5.94
Total return	5.26	%(E)	7.79%		(1.02)%	14.80%	37.13%	16.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,147		$10,633		$11,995	$7,872	$7,478	$6,159
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(F)	1.34%		1.28%	1.43%	1.46%	1.74%
Including waiver and/or reimbursement and recapture	0.91	%(F)(G)	0.90	%(G)	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	1.00	%(F)	1.65%		1.04%	0.75%	1.16%	1.43%
Portfolio turnover rate	11	%(E)	47%		64%	70%	116%	54%

(A)	Formerly, Transamerica Partners Institutional Large Core. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017 the Fund underwent a 0.81-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Large Growth
	Class I3		Class R
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$10.00		$10.00
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.01)
Net realized and unrealized gain (loss)	0.34		0.34
Total investment operations	0.34		0.33
Net asset value, end of period	$10.34		$10.33
Total return	3.40	%(D)	3.30	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$533,201		$253,439
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(E)	1.19	%(E)
Including waiver and/or reimbursement and recapture	0.65	%(E)	1.19	%(E)
Net investment income (loss) to average net assets	(0.03	)%(E)	(0.58	)%(E)
Portfolio turnover rate	7	%(D)	7	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Growth (A)(B)
	Class R4
	April 30, 2017 (unaudited) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012
Net asset value, beginning of period/year	$9.14		$9.08		$8.35	$7.57	$5.63		$4.93
Investment operations:
Net investment income (loss) (D)	(0.01)		0.01		0.01	0.01	0.02		0.03
Net realized and unrealized gain (loss)	1.21		0.06		0.73	0.78	1.94		0.70
Total investment operations	1.20		0.07		0.74	0.79	1.96		0.73
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(E)	(0.01)		(0.01)	(0.01)	(0.02)		(0.03)
Net asset value, end of period/year	$10.34		$9.14		$9.08	$8.35	$7.57		$5.63
Total return	13.19	%(F)	0.84%		8.89%	10.46%	35.00%		14.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,525		$82,546		$107,369	$110,430	$130,443		$137,751
Expenses to average net assets
Excluding waiver and/or reimbursement	0.99	%(G)	1.01%		0.99%	1.01%	1.00%		1.01%
Including waiver and/or reimbursement	0.91	%(G)(H)	0.88	%(H)	0.90%	0.90%	0.90	% (L)	0.90	%(L)
Net investment income (loss) to average net assets	(0.19	)%(G)	0.15%		0.07%	0.17%	0.32%		0.49%
Portfolio turnover rate	7	%(F)	36%		33%	73%	49%		53%

(A)	Formerly, Transamerica Partners Institutional Large Growth. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017, the Fund underwent a 1.35-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Mid Cap Growth
	Class A		Class C		Class I		Class I2		Class I3		Class R
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$13.12		$12.84		$13.21		$13.24		$13.24		$13.24
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.02)		(0.00	)(C)	(0.00	)(C)	0.00	(C)	(0.01)
Net realized and unrealized gain (loss)	0.14		0.14		0.14		0.14		0.15		0.15
Total investment operations	0.13		0.12		0.14		0.14		0.15		0.14
Net asset value, end of period	$13.25		$12.96		$13.35		$13.38		$13.39		$13.38
Total return	1.69	%(D)(E)	1.65	%(E)(F)	1.75	%(E)	1.75	%(E)	1.13	%(E)	1.06	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$8,644		$1,184		$533		$160,952		$35,760		$52,558
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.37	%(G)	2.11	%(G)	1.12	%(G)	1.01	%(G)	0.91	%(G)	1.40	%(G)
Including waiver and/or reimbursement and recapture	1.30	%(G)	2.05	%(G)	1.05	%(G)	1.01	%(G)	0.75	%(G)	1.35	%(G)
Net investment income (loss) to average net assets	(0.36	)%(G)	(1.09	)%(G)	(0.11	)%(G)	(0.06	)%(G)	0.21	%(G)	(0.40	)%(G)
Portfolio turnover rate	12	%(E)	12	%(E)	12	%(E)	12	%(E)	12	%(E)	12	%(E)

(A)	Commenced operations on March 10, 2017
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth (A) (B)
	Class R4
	April 30, 2017 (unaudited) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$12.70		$12.50		$15.44	$16.72	$16.25	$14.29
Investment operations:
Net investment income (loss) (D)	(0.00	)(E)	(0.01)		(0.05)	0.06	(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.01		1.48		(0.24)	1.16	4.73	1.97
Total investment operations	1.01		1.47		(0.29)	1.22	4.69	1.96
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	(0.07)	—	—
Net realized gains	(0.33)		(1.27)		(2.65)	(2.34)	(4.22)	—
Return of capital	—		—		—	(0.09)	—	—
Total dividends and/or distributions to shareholders	(0.33)		(1.27)		(2.65)	(2.50)	(4.22)	—
Net asset value, end of period/year	$13.38		$12.70		$12.50	$15.44	$16.72	$16.25
Total return	7.92	%(F)	12.13%		(1.60)%	7.83%	30.10%	13.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,008		$16,767		$17,075	$22,686	$33,879	$37,985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.31	%(G)	1.36%		1.22%	1.24%	1.18%	1.19%
Including waiver and/or reimbursement and recapture	1.00	%(G)(H)	0.95	%(H)	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	(0.07	)%(G)	(0.09)%		(0.31)%	0.34%	(0.21)%	(0.09)%
Portfolio turnover rate	12	%(F)	79%		70%	60%	234%	178%

(A)	Formerly, Transamerica Partners Institutional Mid Growth. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017 the Fund underwent a 0.84-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Mid Cap Growth
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$13.15		$13.20
Investment operations:
Net investment income (loss) (C)	(0.01)		(0.00	)(D)
Net realized and unrealized gain (loss)	0.12		0.15
Total investment operations	0.11		0.15
Net asset value, end of period	$13.26		$13.35
Total return	0.76	%(E)(F)	1.75	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.16	%(G)	1.18	%(G)
Including waiver and/or reimbursement and recapture	1.16	%(G)	1.05	%(G)
Net investment income (loss) to average net assets	(0.58	)%(G)	(0.10	)%(G)
Portfolio turnover rate	12	%(F)	12	%(F)

(A)	Commenced operations on March 17, 2017
(B)	Commenced operations on March 10, 2017
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.80		$11.37		$10.68	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.06	(C)	0.11	0.07
Net realized and unrealized gain (loss)	1.07		0.78		0.68	0.69
Total investment operations	1.12		0.84		0.79	0.76
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.14)		(0.03)	(0.08)
Net realized gains	(0.84)		(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.96)		(0.41)		(0.10)	(0.08)
Net asset value, end of period/year	$11.96		$11.80		$11.37	$10.68
Total return (D)	9.69	%(E)	7.72%		7.50%	7.62	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$101,648		$75,556		$18,794	$703
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(F)	1.08%		1.05%	1.18	%(F)
Including waiver and/or reimbursement and recapture	1.07	%(F)(G)	1.08	%(C)	1.05%	1.18	%(F)
Net investment income (loss) to average net assets	0.92	%(F)	0.55	%(C)	1.02%	1.38	%(F)
Portfolio turnover rate	37	%(E)	95%		31%	23	%(E)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.70		$11.31		$10.68	$10.00
Investment operations:
Net investment income (loss) (B)	0.01		(0.04	)(C)	0.03	0.04
Net realized and unrealized gain (loss)	1.05		0.79		0.68	0.69
Total investment operations	1.06		0.75		0.71	0.73
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.09)		(0.01)	(0.05)
Net realized gains	(0.84)		(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.91)		(0.36)		(0.08)	(0.05)
Net asset value, end of period/year	$11.85		$11.70		$11.31	$10.68
Total return (D)	9.24	%(E)	6.87%		6.72%	7.29	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,966		$7,104		$1,241	$278
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.85	%(F)	1.90%		1.80%	1.93	%(F)
Including waiver and/or reimbursement and recapture	1.85	%(F)(G)	1.90	%(C)	1.80%	1.93	%(F)
Net investment income (loss) to average net assets	0.11	%(F)	(0.37	)%(C)	0.30%	0.71	%(F)
Portfolio turnover rate	37	%(E)	95%		31%	23	%(E)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.85		$11.41		$10.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.06		0.11	(C)	0.13	0.06
Net realized and unrealized gain (loss)	1.07		0.75		0.69	0.72
Total investment operations	1.13		0.86		0.82	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.15)		(0.03)	(0.09)
Net realized gains	(0.84)		(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.97)		(0.42)		(0.10)	(0.09)
Net asset value, end of period/year	$12.01		$11.85		$11.41	$10.69
Total return	9.67	%(D)	8.00%		7.78%	7.83	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$428,967		$298,589		$147,712	$5,979
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.86%		0.84%	0.96	%(F)
Including waiver and/or reimbursement and recapture	0.85	%(F)(G)	0.86	%(C)	0.84%	0.95	%(F)
Net investment income (loss) to average net assets	1.11	%(F)	0.97	%(C)	1.19%	1.13	%(F)
Portfolio turnover rate	37	%(D)	95%		31%	23	%(D)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.87		$11.41		$10.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.07		0.15	(C)	0.16	0.09
Net realized and unrealized gain (loss)	1.07		0.74		0.67	0.69
Total investment operations	1.14		0.89		0.83	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.16)		(0.04)	(0.09)
Net realized gains	(0.84)		(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.98)		(0.43)		(0.11)	(0.09)
Net asset value, end of period/year	$12.03		$11.87		$11.41	$10.69
Total return	9.82	%(D)	8.12%		7.80%	7.86	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$345,109		$323,275		$465,775	$166,170
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	0.74	%(C)	0.74%	0.86	%(E)
Including waiver and/or reimbursement and recapture	0.76	%(E)(F)	0.74	%(C)	0.74%	0.86	%(E)
Net investment income (loss) to average net assets	1.21	%(E)	1.37%		1.42%	1.71	%(E)
Portfolio turnover rate	37	%(D)	95%		31%	23	%(D)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period indicated:	Transamerica Mid Cap Value Opportunities
	Class I3		Class R		Class R4		Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)		April 30, 2017 (unaudited) (C)
Net asset value, beginning of period	$11.93		$11.93		$11.93		$12.00		$12.56
Investment operations:
Net investment income (loss) (D)	0.01		0.01		0.01		0.01		0.06
Net realized and unrealized gain (loss)	0.09		0.08		0.09		(0.05	)(E)	0.36
Total investment operations	0.10		0.09		0.10		(0.04)		0.42
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		—		(0.01)
Net realized gains	—		—		—		—		(0.84)
Total dividends and/or distributions to shareholders	—		—		—		—		(0.85)
Net asset value, end of period	$12.03		$12.02		$12.03		$11.96		$12.13
Total return	0.84	%(F)	0.75	%(F)	0.84	%(F)	(0.33	)%(F)(G)	3.48	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$292,268		$129,094		$467,736		$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(H)	1.25	%(H)	1.00	%(H)	1.00	%(H)	0.95	%(H)
Including waiver and/or reimbursement and recapture	0.70	%(H)	1.25	%(H)	0.90	%(H)	1.00	%(H)	0.95	%(H)
Net investment income (loss) to average net assets	1.24	%(H)	0.69	%(H)	1.04	%(H)	0.62	%(H)	1.29	%(H)
Portfolio turnover rate	37	%(F)	37	%(F)	37	%(F)	37	%(F)	37	%(F)

(A)	Commenced operations on March 24, 2017.
(B)	Commenced operations on March 17, 2017.
(C)	Commenced operations on December 16, 2016.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(H)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Value Opportunities
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$11.87		$11.87
Investment operations:
Net investment income (loss) (B)	0.06		0.01	(C)
Net realized and unrealized gain (loss)	1.08		(0.01	)(D)
Total investment operations	1.14		—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		—
Net realized gains	(0.84)		—
Total dividends and/or distributions to shareholders	(0.90)		—
Net asset value, end of period	$12.11		$11.87
Total return	9.82	%(E)	0.00	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$17,025		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(F)	0.79	%(F)
Including waiver and/or reimbursement and recapture	0.76	%(F)(G)	0.78	%(C)(F)
Net investment income (loss) to average net assets	1.09	%(F)	0.18	%(C)
Portfolio turnover rate	37	%(E)	95%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.59		$7.94		$11.62	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.24	(C)	0.29	0.26	0.13
Net realized and unrealized gain (loss)	0.62		(0.33	)(D)	(3.62)	1.40	0.20
Total investment operations	0.67		(0.09)		(3.33)	1.66	0.33
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.26)		(0.09)	(0.27)	(0.05)
Net realized gains	—		—		(0.07)	(0.05)	—
Return of capital	—		—		(0.19)	—	—
Total dividends and/or distributions to shareholders	(0.21)		(0.26)		(0.35)	(0.32)	(0.05)
Net asset value, end of period/year	$8.05		$7.59		$7.94	$11.62	$10.28
Total return (E)	9.08	%(F)	(0.87)%		(29.17)%	16.36%	3.35	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,120		$43,221		$46,624	$64,300	$16,419
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.58	%(G)	1.57%		1.52%	1.54%	1.65	%(G)
Including waiver and/or reimbursement and recapture	1.58	%(G)	1.56	%(C)	1.52%	1.54%	1.65	%(G)
Net investment income (loss) to average net assets	1.31	%(G)	3.50	%(C)	2.84%	2.24%	2.67	%(G)
Portfolio turnover rate	24	%(F)	79%		67%	46%	28	%(F)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.55		$7.91		$11.57	$10.25	$10.00
Investment operations:
Net investment income (loss) (B)	0.01		0.19	(C)	0.21	0.17	0.09
Net realized and unrealized gain (loss)	0.64		(0.35	)(D)	(3.60)	1.41	0.20
Total investment operations	0.65		(0.16)		(3.39)	1.58	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.20)		(0.06)	(0.21)	(0.04)
Net realized gains	—		—		(0.07)	(0.05)	—
Return of capital	—		—		(0.14)	—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.20)		(0.27)	(0.26)	(0.04)
Net asset value, end of period/year	$8.02		$7.55		$7.91	$11.57	$10.25
Total return (E)	8.69	%(F)	(1.79)%		(29.61)%	15.59%	2.90	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,055		$31,067		$37,877	$53,064	$5,008
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.36	%(G)	2.36%		2.27%	2.26%	2.39	%(G)
Including waiver and/or reimbursement and recapture	2.35	%(G)	2.35	%(C)	2.27%	2.26%	2.35	%(G)
Net investment income (loss) to average net assets	0.29	%(G)	2.73	%(C)	2.11%	1.47%	1.71	%(G)
Portfolio turnover rate	24	%(F)	79%		67%	46%	28	%(F)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.59		$7.95		$11.63	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.04		0.26	(C)	0.31	0.29	0.14
Net realized and unrealized gain (loss)	0.66		(0.34	)(D)	(3.61)	1.41	0.20
Total investment operations	0.70		(0.08)		(3.30)	1.70	0.34
Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.28)		(0.10)	(0.30)	(0.06)
Net realized gains	—		—		(0.07)	(0.05)	—
Return of capital	—		—		(0.21)	—	—
Total dividends and/or distributions to shareholders	(0.23)		(0.28)		(0.38)	(0.35)	(0.06)
Net asset value, end of period/year	$8.06		$7.59		$7.95	$11.63	$10.28
Total return	9.23	%(E)	(0.68)%		(28.92)%	16.69%	3.40	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,469		$39,716		$63,695	$112,833	$9,582
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(F)	1.26%		1.23%	1.27%	1.42	%(F)
Including waiver and/or reimbursement and recapture	1.29	%(F)	1.25	%(C)	1.23%	1.27%	1.35	%(F)
Net investment income (loss) to average net assets	0.90	%(F)	3.79	%(C)	3.08%	2.52%	2.82	%(F)
Portfolio turnover rate	24	%(E)	79%		67%	46%	28	%(E)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.60		$7.95		$11.63	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.25	(C)	0.33	0.31	0.12
Net realized and unrealized gain (loss)	0.64		(0.31	)(D)	(3.62)	1.40	0.22
Total investment operations	0.69		(0.06)		(3.29)	1.71	0.34
Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.29)		(0.10)	(0.31)	(0.06)
Net realized gains	—		—		(0.07)	(0.05)	—
Return of capital	—		—		(0.22)	—	—
Total dividends and/or distributions to shareholders	(0.23)		(0.29)		(0.39)	(0.36)	(0.06)
Net asset value, end of period/year	$8.06		$7.60		$7.95	$11.63	$10.28
Total return	9.13	%(E)	(0.45)%		(28.84)%	16.79%	3.42	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$289,684		$268,516		$346,050	$463,787	$206,668
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(F)	1.16%		1.14%	1.17%	1.29	%(F)
Including waiver and/or reimbursement and recapture	1.20	%(F)	1.15	%(C)	1.14%	1.17%	1.29	%(F)
Net investment income (loss) to average net assets	1.28	%(F)	3.69	%(C)	3.26%	2.73%	2.29	%(F)
Portfolio turnover rate	24	%(E)	79%		67%	46%	28	%(E)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period indicated:	Transamerica MLP & Energy Income
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$8.10		$7.99
Investment operations:
Net investment income (loss) (C)	(0.09)		(0.00	)(D)
Net realized and unrealized gain (loss)	0.16		0.30
Total investment operations	0.07		0.30
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.12)
Net asset value, end of period	$8.15		$8.17
Total return	0.85	%(E)(F)	3.72	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.44	%(G)	1.40	%(G)
Including waiver and/or reimbursement and recapture	1.44	%(G)	1.35	%(G)
Net investment income (loss) to average net assets	(9.31	)%(G)	(0.10	)%(G)
Portfolio turnover rate	24	%(F)	24	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$7.20		$8.99		$11.29	$10.73	$8.15	$10.93
Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.03	)(C)	(0.09)	(0.04)	(0.03)	0.01
Net realized and unrealized gain (loss)	0.90		(0.93)		(0.99)	1.05	2.71	(0.55)
Total investment operations	0.90		(0.96)		(1.08)	1.01	2.68	(0.54)
Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(B)	—	—	(0.02)	(0.00	)(B)
Net realized gains	(1.45)		(0.83)		(1.22)	(0.45)	(0.08)	(2.24)
Total dividends and/or distributions to shareholders	(1.45)		(0.83)		(1.22)	(0.45)	(0.10)	(2.24)
Net asset value, end of period/year	$6.65		$7.20		$8.99	$11.29	$10.73	$8.15
Total return (D)	14.07	%(E)	(12.04)%		(10.56)%	9.57%	33.31%	(3.79)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,991		$46,433		$71,255	$104,933	$105,245	$91,110
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52	%(F)	1.44%		1.35%	1.37%	1.46%	1.54%
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.32	%(C)	1.35%	1.37%	1.46%	1.67%
Net investment income (loss) to average net assets	(0.12	)%(F)	(0.38	)%(C)	(0.94)%	(0.39)%	(0.27)%	0.10%
Portfolio turnover rate	12	%(E)	101%		27%	53%	45%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$5.90		$7.57		$9.78	$9.43	$7.21	$10.01
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.08	)(B)	(0.16)	(0.12)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	0.71		(0.76)		(0.83)	0.92	2.39	(0.52)
Total investment operations	0.69		(0.84)		(0.99)	0.80	2.30	(0.56)
Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(C)	—	—	—	(0.00	)(C)
Net realized gains	(1.45)		(0.83)		(1.22)	(0.45)	(0.08)	(2.24)
Total dividends and/or distributions to shareholders	(1.45)		(0.83)		(1.22)	(0.45)	(0.08)	(2.24)
Net asset value, end of period/year	$5.14		$5.90		$7.57	$9.78	$9.43	$7.21
Total return (D)	13.49	%(E)	(12.78)%		(11.37)%	8.63%	32.23%	(4.47)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$826		$1,141		$2,257	$4,079	$5,507	$5,582
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.81	%(F)	2.52%		2.30%	2.23%	2.27%	2.31%
Including waiver and/or reimbursement and recapture	2.00	%(F)	2.14	%(B)	2.30%	2.23%	2.27%	2.32%
Net investment income (loss) to average net assets	(0.86	)%(F)	(1.22	)%(B)	(1.90)%	(1.27)%	(1.06)%	(0.56)%
Portfolio turnover rate	12	%(E)	101%		27%	53%	45%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$5.97		$7.64		$9.85	$9.48	$7.25	$10.05
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.07	)(B)	(0.15)	(0.11)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	0.72		(0.77)		(0.84)	0.93	2.40	(0.52)
Total investment operations	0.70		(0.84)		(0.99)	0.82	2.31	(0.56)
Dividends and/or distributions to shareholders:
Net realized gains	(1.45)		(0.83)		(1.22)	(0.45)	(0.08)	(2.24)
Net asset value, end of period/year	$5.22		$5.97		$7.64	$9.85	$9.48	$7.25
Total return (C)	13.58	%(D)	(12.64)%		(11.27)%	8.80%	32.19%	(4.46)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,242		$7,695		$10,378	$13,296	$13,099	$10,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.20	%(E)	2.19%		2.15%	2.14%	2.25%	2.28%
Including waiver and/or reimbursement and recapture	2.00	%(E)	2.07	%(B)	2.15%	2.14%	2.25%	2.28%
Net investment income (loss) to average net assets	(0.86	)%(E)	(1.14	)%(B)	(1.74)%	(1.16)%	(1.06)%	(0.51)%
Portfolio turnover rate	12	%(D)	101%		27%	53%	45%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
Class I
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$7.81	$9.65	$11.98	$11.32	$8.61	$11.37
Investment operations:
Net investment income (loss) (A)	0.01	(0.00	)(B)(C)	(0.06)	0.00	(B)	0.02	0.08
Net realized and unrealized gain (loss)	0.98	(1.01)	(1.05)	1.11	2.85	(0.58)
Total investment operations	0.99	(1.01)	(1.11)	1.11	2.87	(0.50)
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.00	)(B)	—	—	(0.08)	(0.02)
Net realized gains	(1.45)	(0.83)	(1.22)	(0.45)	(0.08)	(2.24)
Total dividends and/or distributions to shareholders	(1.46)	(0.83)	(1.22)	(0.45)	(0.16)	(2.26)
Net asset value, end of period/year	$7.34	$7.81	$9.65	$11.98	$11.32	$8.61
Total return	14.09	%(D)	(11.71)%	(10.17)%	9.97%	33.87%	(3.16)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,288	$38,914	$51,011	$65,747	$68,609	$80,359
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(E)	0.99%	1.00%	0.99%	1.01%	0.99%
Including waiver and/or reimbursement and recapture	0.97	%(E)	0.96	%(C)	1.00%	0.99%	1.01%	0.99%
Net investment income (loss) to average net assets	0.18	%(E)	(0.03	)%(C)	(0.58)%	(0.02)%	0.22%	0.90%
Portfolio turnover rate	12	%(D)	101%	27%	53%	45%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$7.92		$9.76		$12.10	$11.41	$8.68	$11.43
Investment operations:
Net investment income (loss) (A)	0.01		0.01	(B)	(0.05)	0.02	0.03	0.09
Net realized and unrealized gain (loss)	1.00		(1.02)		(1.06)	1.12	2.87	(0.58)
Total investment operations	1.01		(1.01)		(1.11)	1.14	2.90	(0.49)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		—		(0.01)	—	(0.09)	(0.02)
Net realized gains	(1.45)		(0.83)		(1.22)	(0.45)	(0.08)	(2.24)
Total dividends and/or distributions to shareholders	(1.47)		(0.83)		(1.23)	(0.45)	(0.17)	(2.26)
Net asset value, end of period/year	$7.46		$7.92		$9.76	$12.10	$11.41	$8.68
Total return	14.24	%(C)	(11.56)%		(10.05)%	10.16%	34.04%	(2.97)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$172,470		$164,552		$312,108	$593,507	$529,348	$397,945
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.81%		0.83%	0.83%	0.84%	0.85%
Including waiver and/or reimbursement and recapture	0.80	%(D)	0.78	%(B)	0.83%	0.83%	0.84%	0.85%
Net investment income (loss) to average net assets	0.33	%(D)	0.15	%(B)	(0.43)%	0.14%	0.32%	0.99%
Portfolio turnover rate	12	%(C)	101%		27%	53%	45%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica Multi-Cap Growth
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$6.57		$8.21
Investment operations:
Net investment income (loss)	(0.00	)(C)	(0.00	)(C)
Net realized and unrealized gain (loss)	0.08		0.58
Total investment operations	0.08		0.58
Dividends and/or distributions to shareholders:
Net realized gains	—		(1.45)
Net asset value, end of period	$6.65		$7.34
Total return	1.22	%(D)(E)	8.44	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets	1.05	%(F)	1.00	%(F)
Net investment income (loss) to average net assets	(0.12	)%(F)	(0.03	)%(F)
Portfolio turnover rate	12	%(E)	12	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$24.88		$24.86		$25.61	$24.23		$22.15		$23.34
Investment operations:
Net investment income (loss) (A)	0.14		0.25	(B)	0.24	0.24	(C)	0.23	(C)	0.26	(C)
Net realized and unrealized gain (loss)	1.87		0.61		0.41	2.57		2.88		1.94
Total investment operations	2.01		0.86		0.65	2.81		3.11		2.20
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.26)		(0.25)	(0.31)		(0.25)		(0.31)
Net realized gains	(0.09)		(0.58)		(1.15)	(1.12)		(0.78)		(3.08)
Total dividends and/or distributions to shareholders	(0.26)		(0.84)		(1.40)	(1.43)		(1.03)		(3.39)
Net asset value, end of period/year	$26.63		$24.88		$24.86	$25.61		$24.23		$22.15
Total return (D)	8.08	%(E)	3.57%		2.58%	12.11%		14.61%		11.27%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$557,240		$406,606		$210,457	$174,817		$152,382		$125,266
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(F)	1.10%		1.14%	1.23	%(G)	1.36	%(G)	1.43	%(G)
Including waiver and/or reimbursement and recapture	1.02	%(F)	1.08	%(B)	1.14%	1.23	%(G)	1.36	%(G)	1.47	%(G)
Net investment income (loss) to average net assets	1.12	%(F)	1.04	%(B)	0.97%	1.00	%(C)	0.99	%(C)	1.20	%(C)
Portfolio turnover rate	19	%(E)	35%		39%	102	%(H)	126	%(H)	153	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$24.72		$24.70		$25.45	$24.09		$22.01		$23.23
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.01	(C)	0.01	0.02	(D)	0.03	(D)	0.08	(D)
Net realized and unrealized gain (loss)	1.85		0.59		0.40	2.55		2.87		1.92
Total investment operations	1.85		0.60		0.41	2.57		2.90		2.00
Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.00	)(B)	(0.01)	(0.09)		(0.04)		(0.14)
Net realized gains	(0.09)		(0.58)		(1.15)	(1.12)		(0.78)		(3.08)
Total dividends and/or distributions to shareholders	(0.12)		(0.58)		(1.16)	(1.21)		(0.82)		(3.22)
Net asset value, end of period/year	$26.45		$24.72		$24.70	$25.45		$24.09		$22.01
Total return (E)	7.47	%(F)	2.52%		1.62%	11.07%		13.66%		10.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,052		$3,470		$5,344	$6,579		$8,186		$9,074
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.15	%(G)	2.12%		2.08%	2.15	%(H)	2.24	%(H)	2.29	%(H)
Including waiver and/or reimbursement and recapture	2.15	%(G)(I)	2.11	%(C)	2.08%	2.15	%(H)	2.24	%(H)	2.33	%(H)
Net investment income (loss) to average net assets	0.03	%(G)	0.06	%(C)	0.05%	0.10	%(D)	0.13	%(D)	0.36	%(D)
Portfolio turnover rate	19	%(F)	35%		39%	102	%(J)	126	%(J)	153	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$24.45		$24.44		$25.21	$23.88		$21.85		$23.09
Investment operations:
Net investment income (loss) (A)	0.05		0.08	(B)	0.07	0.08	(C)	0.08	(C)	0.13	(C)
Net realized and unrealized gain (loss)	1.82		0.59		0.40	2.53		2.85		1.92
Total investment operations	1.87		0.67		0.47	2.61		2.93		2.05
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.08)		(0.09)	(0.16)		(0.12)		(0.21)
Net realized gains	(0.09)		(0.58)		(1.15)	(1.12)		(0.78)		(3.08)
Total dividends and/or distributions to shareholders	(0.16)		(0.66)		(1.24)	(1.28)		(0.90)		(3.29)
Net asset value, end of period/year	$26.16		$24.45		$24.44	$25.21		$23.88		$21.85
Total return (D)	7.65	%(E)	2.84%		1.87%	11.38%		13.90%		10.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$217,711		$208,410		$184,907	$132,473		$95,601		$62,789
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.79	%(F)	1.83%		1.84%	1.90	%(G)	1.98	%(G)	2.01	%(G)
Including waiver and/or reimbursement and recapture	1.79	%(F)	1.82	%(B)	1.84%	1.90	%(G)	1.98	%(G)	2.04	%(G)
Net investment income (loss) to average net assets	0.37	%(F)	0.33	%(B)	0.27%	0.32	%(C)	0.36	%(C)	0.61	%(C)
Portfolio turnover rate	19	%(E)	35%		39%	102	%(H)	126	%(H)	153	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period/year	$24.99		$24.96		$25.70	$24.31		$22.22		$23.40
Investment operations:
Net investment income (loss) (A)	0.17		0.32	(B)	0.31	0.33	(C)	0.32	(C)	0.36	(C)
Net realized and unrealized gain (loss)	1.87		0.60		0.42	2.57		2.89		1.94
Total investment operations	2.04		0.92		0.73	2.90		3.21		2.30
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.31)		(0.32)	(0.39)		(0.34)		(0.40)
Net realized gains	(0.09)		(0.58)		(1.15)	(1.12)		(0.78)		(3.08)
Total dividends and/or distributions to shareholders	(0.28)		(0.89)		(1.47)	1.51		(1.12)		(3.48)
Net asset value, end of period/year	$26.75		$24.99		$24.96	$25.70		$24.31		$22.22
Total return	8.19	%(D)	3.83%		2.90%	12.46%		15.07%		11.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$245,295		$208,512		$199,378	$176,667		$174,902		$176,788
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.84%		0.86%	0.92	%(F)	0.98	%(F)	0.96	%(F)
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.84	%(B)	0.86%	0.92	%(F)	0.98	%(F)	0.99	%(F)
Net investment income (loss) to average net assets	1.34	%(E)	1.32	%(B)	1.26%	1.32	%(C)	1.39	%(C)	1.63	%(C)
Portfolio turnover rate	19	%(D)	35%		39%	102	%(G)	126	%(G)	153	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$24.99		$24.95		$25.40
Investment operations:
Net investment income (loss) (B)	0.19		0.25	(C)	0.13
Net realized and unrealized gain (loss)	1.86		0.71		(0.40	)(D)
Total investment operations	2.05		0.96		(0.27)
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.34)		(0.18)
Net realized gains	(0.09)		(0.58)		—
Total dividends and/or distributions to shareholders	(0.29)		(0.92)		(0.18)
Net asset value, end of period/year	$26.75		$24.99		$24.95
Total return	8.24	%(E)	3.99%		(1.07	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,835		$6,316		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(F)	0.73%		0.75	%(F)
Including waiver and/or reimbursement and recapture	0.71	%(F)	0.73	%(C)	0.75	%(F)
Net investment income (loss) to average net assets	1.45	%(F)	1.02	%(C)	1.19	%(F)
Portfolio turnover rate	19	%(E)	35%		39%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and indicated:	Transamerica Multi-Managed Balanced
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$26.50		$26.63
Investment operations:
Net investment income (loss) (C)	0.02		0.04
Net realized and unrealized gain (loss)	0.18		0.15
Total investment operations	0.20		0.19
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.02)
Net asset value, end of period	$26.69		$26.80
Total return	0.76	%(D) (E)	0.73	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets	0.95	%(F)	0.88	%(F)
Net investment income (loss) to average net assets	0.68	%(F)	0.95	%(F)
Portfolio turnover rate	19	%(E)	19	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on March 3, 2017.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class A
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.23	$10.19	$10.37	$10.45	$10.51	$10.33
Investment operations:
Net investment income (loss) (A)	0.09	0.20	(B)	0.20	0.21	0.25	0.33
Net realized and unrealized gain (loss)	(0.00	)(C)	0.06	(0.15)	0.00	(C)	0.01	0.27
Total investment operations	0.09	0.26	0.05	0.21	0.26	0.60
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.20)	(0.21)	(0.23)	(0.27)	(0.35)
Net realized gains	—	—	(0.02)	(0.06)	(0.05)	(0.07)
Return of capital	—	(0.02)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.11)	(0.22)	(0.23)	(0.29)	(0.32)	(0.42)
Net asset value, end of period/year	$10.21	$10.23	$10.19	$10.37	$10.45	$10.51
Total return (D)	0.83	%(E)	2.60%	0.53%	1.97%	2.46%	5.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$989,007	$934,615	$976,715	$1,012,764	$953,044	$793,493
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(F)	0.85%	0.84%	0.86%	0.88%	0.89%
Including waiver and/or reimbursement and recapture	0.84	%(F)	0.84	%(B)	0.84%	0.84%	0.83%	0.83%
Net investment income (loss) to average net assets	1.82	%(F)	1.95	%(B)	1.94%	2.05%	2.38%	3.22%
Portfolio turnover rate	31	%(E)	45%	66%	52%	73%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.21		$10.17		$10.35	$10.43	$10.49	$10.31
Investment operations:
Net investment income (loss) (A)	0.05		0.12	(B)	0.12	0.14	0.17	0.25
Net realized and unrealized gain (loss)	(0.00	)(C)	0.06		(0.14)	(0.01)	0.01	0.27
Total investment operations	0.05		0.18		(0.02)	0.13	0.18	0.52
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.12)		(0.14)	(0.15)	(0.19)	(0.27)
Net realized gains	—		—		(0.02)	(0.06)	(0.05)	(0.07)
Return of capital	—		(0.02)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.07)		(0.14)		(0.16)	(0.21)	(0.24)	(0.34)
Net asset value, end of period/year	$10.19		$10.21		$10.17	$10.35	$10.43	$10.49
Total return (D)	0.44	%(E)	1.82%		(0.23)%	1.20%	1.67%	5.15%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$562,854		$621,425		$721,293	$847,407	$867,319	$837,435
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.62	%(F)	1.61%		1.60%	1.59%	1.60%	1.59%
Including waiver and/or reimbursement and recapture	1.62	%(F)	1.60	%(B)	1.60%	1.59%	1.60%	1.59%
Net investment income (loss) to average net assets	1.05	%(F)	1.18	%(B)	1.19%	1.30%	1.63%	2.46%
Portfolio turnover rate	31	%(E)	45%		66%	52%	73%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.05		$10.01		$10.19	$10.27	$10.33	$10.15
Investment operations:
Net investment income (loss) (A)	0.10		0.21	(B)	0.22	0.23	0.26	0.35
Net realized and unrealized gain (loss)	0.01	(C)	0.07		(0.15)	(0.01)	0.01	0.26
Total investment operations	0.11		0.28		0.07	0.22	0.27	0.61
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.21)		(0.23)	(0.24)	(0.28)	(0.36)
Net realized gains	—		—		(0.02)	(0.06)	(0.05)	(0.07)
Return of capital	—		(0.03)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.24)		(0.25)	(0.30)	(0.33)	(0.43)
Net asset value, end of period/year	$10.04		$10.05		$10.01	$10.19	$10.27	$10.33
Total return	1.02	%(D)	2.82%		0.71%	2.18%	2.66%	6.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$995,661		$979,858		$822,063	$804,004	$485,299	$368,296
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(E)	0.64%		0.63%	0.63%	0.63%	0.63%
Including waiver and/or reimbursement and recapture	0.64	%(E)	0.63	%(B)	0.63%	0.63%	0.63%	0.63%
Net investment income (loss) to average net assets	2.01	%(E)	2.15	%(B)	2.15%	2.25%	2.58%	3.40%
Portfolio turnover rate	31	%(D)	45%		66%	52%	73%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$10.04		$10.01		$10.18	$10.27	$10.32	$10.14
Investment operations:
Net investment income (loss) (A)	0.10		0.22	(C)	0.23	0.24	0.28	0.36
Net realized and unrealized gain (loss)	0.01	(B)	0.06		(0.14)	(0.02)	0.01	0.26
Total investment operations	0.11		0.28		0.09	0.22	0.29	0.62
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.24)	(0.25)	(0.29)	(0.37)
Net realized gains	—		—		(0.02)	(0.06)	(0.05)	(0.07)
Return of capital	—		(0.03)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.25)		(0.26)	(0.31)	(0.34)	(0.44)
Net asset value, end of period/year	$10.03		$10.04		$10.01	$10.18	$10.27	$10.32
Total return	1.07	%(D)	2.81%		0.91%	2.18%	2.86%	6.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$315,194		$282,016		$1,223,002	$1,400,475	$1,561,883	$1,521,804
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(E)	0.54%		0.53%	0.53%	0.53%	0.53%
Including waiver and/or reimbursement and recapture	0.55	%(E)	0.54	%(C)	0.53%	0.53%	0.53%	0.53%
Net investment income (loss) to average net assets	2.13	%(E)	2.21	%(C)	2.25%	2.37%	2.71%	3.50%
Portfolio turnover rate	31	%(D)	45%		66%	52%	73%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Short-Term Bond
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.04		$10.01		$10.12
Investment operations:
Net investment income (loss) (B)	0.10		0.23	(C)	0.09
Net realized and unrealized gain (loss)	0.01	(D)	0.05		(0.10)
Total investment operations	0.11		0.28		(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.10)
Return of capital	—		(0.03)		—
Total dividends and/or distributions to shareholders	(0.12)		(0.25)		(0.10)
Net asset value, end of period/year	$10.03		$10.04		$10.01
Total return	1.07	%(E)	2.82%		(0.09	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$984		$372		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(F)	0.54%		0.53	%(F)
Including waiver and/or reimbursement and recapture	0.55	%(F)	0.52	%(C)	0.53	%(F)
Net investment income (loss) to average net assets	2.06	%(F)	2.26	%(C)	2.22	%(F)
Portfolio turnover rate	31	%(E)	45%		66%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period indicated:	Transamerica Short-Term Bond
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$10.19		$9.98
Investment operations:
Net investment income (loss) (C)	0.02		0.07
Net realized and unrealized gain (loss)	0.03	(D)	0.07	(D)
Total investment operations	0.05		0.14
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.08)
Net asset value, end of period	$10.22		$10.04
Total return	0.54	%(E)(F)	1.40	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets	0.79	%(G)	0.75	%(G)
Net investment income (loss) to average net assets	1.54	%(G)	1.89	%(G)
Portfolio turnover rate	31	%(F)	31	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Small Cap Core
	Class A		Class C		Class I		Class I2		Class I3		Class R
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$11.36		$11.24		$11.40		$11.40		$11.40		$11.40
Investment operations:
Net investment income (loss) (B)	0.00	(C)	(0.01)		0.01		0.01		0.01		0.00	(C)
Net realized and unrealized gain (loss)	0.26		0.26		0.26		0.26		0.26		0.26
Total investment operations	0.26		0.25		0.27		0.27		0.27		0.26
Net asset value, end of period	$11.62		$11.49		$11.67		$11.67		$11.67		$11.66
Total return	2.83	%(D)(E)	2.77	%(E)(F)	2.91	%(E)	2.91	%(E)	2.37	%(E)	2.28	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$3,304		$689		$1,720		$40,053		$165,658		$69,163
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.40	%(G)	2.08	%(G)	0.96	%(G)	0.84	%(G)	1.08	%(G)	1.57	%(G)
Including waiver and/or reimbursement and recapture	1.30	%(G)	2.05	%(G)	1.05	%(G)	1.05	%(G)	0.85	%(G)	1.50	%(G)
Net investment income (loss) to average net assets	0.21	%(G)	(0.44	)%(G)	0.47	%(G)	0.49	%(G)	0.69	%(G)	0.03	%(G)
Portfolio turnover rate	22	%(E)	22	%(E)	22	%(E)	22	%(E)	22	%(E)	22	%(E)

(A)	Commenced operations on March 10, 2017
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Core (A) (B)
	Class R4
	April 30, 2017 (unaudited) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$11.53		$9.45		$10.57	$10.25	$7.73	$6.79
Investment operations:
Net investment income (loss) (D)	0.01		0.08		0.08	0.08	0.04	0.06
Net realized and unrealized gain (loss)	0.14		2.08		(1.11)	0.32	2.52	0.94
Total investment operations	0.15		2.16		(1.03)	0.40	2.56	1.00
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.08)		(0.09)	(0.08)	(0.04)	(0.06)
Total dividends and/or distributions to shareholders	(0.01)		(0.08)		(0.09)	(0.08)	(0.04)	(0.06)
Net asset value, end of period/year	$11.67		$11.53		$9.45	$10.57	$10.25	$7.73
Total return	1.20	%(E)	23.08%		(9.72)%	3.94%	33.23%	14.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,616		$14,540		$12,719	$27,550	$30,567	$32,600
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.42	%(F)	1.50%		1.32%	1.28%	1.27%	1.31%
Including waiver and/or reimbursement and recapture	1.12	%(F)(G)	1.07	%(G)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.23	%(F)	0.80%		0.82%	0.78%	0.46%	0.85%
Portfolio turnover rate	22	%(E)	122%		132%	148%	195%	59%

(A)	Formerly, Transamerica Partners Institutional Small Core. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Small Core, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017 the Fund underwent a 1.44-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Small Cap Core
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$11.58		$11.43
Investment operations:
Net investment income (loss) (C)	(0.00	)(D)	0.01
Net realized and unrealized gain (loss)	0.04		0.25
Total investment operations	0.04		0.26
Net asset value, end of period	$11.62		$11.69
Total return	0.35	%(E)(F)	2.81	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.33	%(G)	1.13	%(G)
Including waiver and/or reimbursement and recapture	1.30	%(G)	1.05	%(G)
Net investment income (loss) to average net assets	(0.03	)%(G)	0.48	%(G)
Portfolio turnover rate	22	%(F)	22	%(F)

(A)	Commenced operations on March 17, 2017
(B)	Commenced operations on March 10, 2017
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013		October 31, 2012 (A)
Net asset value, beginning of period/year	$12.15		$12.82		$12.87	$12.37	$9.38		$10.00
Investment operations:
Net investment income (loss) (B)	(0.03)		(0.10	)(C)	(0.03)	(0.11)	(0.08)		(0.02)
Net realized and unrealized gain (loss)	1.93		0.49		1.03	0.61	3.07		(0.60)
Total investment operations	1.90		0.39		1.00	0.50	2.99		(0.62)
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	(0.00	)(D)	—
Net realized gains	(7.62)		(1.06)		(1.05)	—	—		—
Total dividends and/or distributions to shareholders	(7.62)		(1.06)		(1.05)	—	(0.00	)(D)	—
Net asset value, end of period/year	$6.43		$12.15		$12.82	$12.87	$12.37		$9.38
Total return (E)	17.88	%(F)	3.42%		8.27%	4.04%	31.90%		(6.20	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,245		$8,835		$2,882	$862	$591		$236
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.60	%(G)	1.36%		1.30%	1.35%	1.29%		1.52	%(G)
Including waiver and/or reimbursement and recapture	1.43	%(G)(H)	1.35	%(C)	1.30%	1.35%	1.29%		1.45	%(G)
Net investment income (loss) to average net assets	(0.94	)%(G)	(0.82	)%(C)	(0.26)%	(0.87)%	(0.70)%		(1.17	)%(G)
Portfolio turnover rate	28	%(F)	43%		60%	73%	74%		11	%(F)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$11.77		$12.55		$12.70	$12.28	$9.37	$10.00
Investment operations:
Net investment income (loss) (B)	(0.06)		(0.18	)(C)	(0.15)	(0.19)	(0.14)	(0.03)
Net realized and unrealized gain (loss)	1.86		0.46		1.05	0.61	3.05	(0.60)
Total investment operations	1.80		0.28		0.90	0.42	2.91	(0.63)
Dividends and/or distributions to shareholders:
Net realized gains	(7.62)		(1.06)		(1.05)	—	—	—
Net asset value, end of period/year	$5.95		$11.77		$12.55	$12.70	$12.28	$9.37
Total return (D)	17.33	%(E)	2.56%		7.54%	3.42%	31.06%	(6.30	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,043		$1,369		$1,380	$628	$404	$234
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.34	%(F)	2.10%		2.02%	1.99%	1.95%	2.21	%(F)
Including waiver and/or reimbursement and recapture	2.18	%(F)(G)	2.09	%(C)	2.02%	1.99%	1.95%	2.15	%(F)
Net investment income (loss) to average net assets	(1.74	)%(F)	(1.54	)%(C)	(1.20)%	(1.51)%	(1.32)%	(1.89	)%(F)
Portfolio turnover rate	28	%(E)	43%		60%	73%	74%	11	%(E)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$12.30		$12.94		$12.94	$12.39	$9.39	$10.00
Investment operations:
Net investment income (loss) (B)	(0.03)		(0.06	)(C)	(0.06)	(0.07)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.97		0.48		1.11	0.62	3.05	(0.60)
Total investment operations	1.94		0.42		1.05	0.55	3.01	(0.61)
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	(0.01)	—
Net realized gains	(7.62)		(1.06)		(1.05)	—	—	—
Total dividends and/or distributions to shareholders	(7.62)		(1.06)		(1.05)	—	(0.01)	—
Net asset value, end of period/year	$6.62		$12.30		$12.94	$12.94	$12.39	$9.39
Total return	18.02	%(D)	3.64%		8.63%	4.44%	32.08%	(6.10	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,259		$2,042		$2,540	$510	$490	$235
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32	%(E)	1.03%		1.00%	1.03%	1.02%	1.31	%(E)
Including waiver and/or reimbursement and recapture	1.18	%(E)(F)	1.03	%(C)	1.00%	1.03%	1.04%	1.15	%(E)
Net investment income (loss) to average net assets	(0.75	)%(E)	(0.48	)%(C)	(0.44)%	(0.54)%	(0.41)%	(0.89	)%(E)
Portfolio turnover rate	28	%(D)	43%		60%	73%	74%	11	%(D)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$12.36		$12.99		$12.97	$12.41		$9.39	$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)		(0.04	)(C)	0.01	(0.05)		(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.97		0.47		1.06	0.61		3.07	(0.60)
Total investment operations	1.95		0.43		1.07	0.56		3.03	(0.61)
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	(0.00	)(D)	(0.01)	—
Net realized gains	(7.62)		(1.06)		(1.05)	—		—	—
Total dividends and/or distributions to shareholders	(7.62)		(1.06)		(1.05)	(0.00	)(D)	(0.01)	—
Net asset value, end of period/year	$6.69		$12.36		$12.99	$12.97		$12.41	$9.39
Total return	17.99	%(E)	3.71%		8.78%	4.51%		32.32%	(6.10	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,739		$53,790		$539,006	$528,891		$562,770	$239,395
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(F)	0.92%		0.89%	0.89%		0.90%	1.21	%(F)
Including waiver and/or reimbursement and recapture	1.18	%(F)(G)	0.91	%(C)	0.89%	0.89%		0.91%	1.15	%(F)
Net investment income (loss) to average net assets	(0.65	)%(F)	(0.32	)%(C)	0.07%	(0.41)%		(0.33)%	(0.87	)%(F)
Portfolio turnover rate	28	%(E)	43%		60%	73%		74%	11	%(E)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period indicated:	Transamerica Small Cap Growth
	Class I3		Class R		Class R4		Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)		April 30, 2017 (unaudited) (C)
Net asset value, beginning of period	$6.44		$6.44		$6.44		$6.31		$13.84
Investment operations:
Net investment income (loss) (D)	(0.01)		(0.01)		(0.01)		(0.01)		(0.02)
Net realized and unrealized gain (loss)	0.26		0.26		0.26		0.13		0.42
Total investment operations	0.25		0.25		0.25		0.12		0.40
Dividends and/or distributions to shareholders:
Net realized gains	—		—		—		—		(7.62)
Net asset value, end of period	$6.69		$6.69		$6.69		$6.43		$6.62
Total return	3.88	%(E)	3.88	%(E)	3.88	%(E)	1.90	%(E)(F)	4.89	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$18,256		$42,101		$11,605		$10		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(G)	1.68	%(G)	1.44	%(G)	1.44	%(G)	1.41	%(G)
Including waiver and/or reimbursement and recapture	0.90	%(G)	1.55	%(G)	1.15	%(G)	1.40	%(G)	1.17	%(G)(H)
Net investment income (loss) to average net assets	(0.88	)%(G)	(1.53	)%(G)	(1.13	)%(G)	(1.65	)%(G)	(0.84	)%(G)
Portfolio turnover rate	28	%(E)	28	%(E)	28	%(E)	28	%(E)	28	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Commenced operations on March 17, 2017.
(C)	Commenced operations on December 16, 2016.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Growth
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016 (A)
Net asset value, beginning of period	$12.36		$12.65
Investment operations:
Net investment income (loss) (B)	(0.02)		(0.01	)(C)
Net realized and unrealized gain (loss)	1.97		(0.28	)(D)
Total investment operations	1.95		(0.29)
Dividends and/or distributions to shareholders:
Net realized gains	(7.62)		—
Net asset value, end of period	$6.69		$12.36
Total return	17.99	%(E)	(2.29	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$58		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(F)	0.97	%(F)
Including waiver and/or reimbursement and recapture	1.18	%(F)(G)	0.95	%(C)(F)
Net investment income (loss) to average net assets	(0.66	)%(F)	(0.37	)%(C)(F)
Portfolio turnover rate	28	%(E)	43%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period indicated:	Transamerica Small Cap Value
	Class A		Class C		Class I		Class I2		Class I3		Class R
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$11.07		$11.03		$11.14		$11.15		$11.15		$11.15
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.01)		(0.01)		(0.01)		(0.01)		(0.01)
Net realized and unrealized gain (loss)	0.21		0.21		0.21		0.21		0.21		0.21
Total investment operations	0.20		0.20		0.20		0.20		0.20		0.20
Net asset value, end of period	$11.27		$11.23		$11.34		$11.35		$11.35		$11.35
Total return	1.71	%(C)(D)	1.72	%(C)(E)	1.70	%(C)	1.70	%(C)	1.79	%(C)	1.79	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,548		$840		$652		$267,334		$17,518		$36,108
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.86	%(F)	2.56	%(F)	1.09	%(F)	1.31	%(F)	0.96	%(F)	1.46	%(F)
Including waiver and/or reimbursement and recapture	1.30	%(F)	2.05	%(F)	1.05	%(F)	1.05	%(F)	0.85	%(F)	1.46	%(F)
Net investment income (loss) to average net assets	(3.33	)%(F)	(4.10	)%(F)	(3.10	)%(F)	(3.36	)%(F)	(2.91	)%(F)	(3.50	)%(F)
Portfolio turnover rate	22	%(C)	22	%(C)	22	%(C)	22	%(C)	22	%(C)	22	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Value(A)(B)
	Class R4
	April 30, 2017 (unaudited)(C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$11.25		$9.52		$10.23	$9.62	$7.24	$6.31
Investment operations:
Net investment income (loss) (D)	(0.01)		0.06		0.07	0.07	0.03	0.08
Net realized and unrealized gain (loss)	0.12		1.75		(0.72)	0.61	2.42	0.91
Total investment operations	0.11		1.81		(0.65)	0.68	2.45	0.99
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.08)		(0.06)	(0.07)	(0.07)	(0.06)
Net asset value, end of period/year	$11.35		$11.25		$9.52	$10.23	$9.62	$7.24
Total return	0.97	%(E)	19.24%		(6.33)%	7.08%	33.88%	15.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,341		$7,065		$6,709	$8,537	$11,948	$13,475
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.29	%(F)	1.72%		1.73%	1.67%	1.41%	1.47%
Including waiver and/or reimbursement and recapture	1.18	%(F)(G)	1.11	%(G)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	(0.12	)%(F)	0.67%		0.73%	0.73%	0.31%	1.22%
Portfolio turnover rate	22	%(E)	89%		133%	18%	16%	15%

(A)	Formerly, Transamerica Partners Institutional Small Value. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which is the Accounting Survivor pursuant to a Plan of Reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.16-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the four months of January 1, 2017 - April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period indicated:	Transamerica Small Cap Value
	Class R6		Class T1		Advisor Class
	April 30, 2017 (A) (unaudited)		April 30, 2017 (A) (unaudited)		April 30, 2017 (A) (unaudited)
Net asset value, beginning of period	$11.20		$11.07		$11.22
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.01)		(0.01)
Net realized and unrealized gain (loss)	0.22		0.22		0.22
Total investment operations	0.21		0.21		0.21
Net asset value, end of period	$11.41		$11.28		$11.43
Total return	1.69	%(C)	1.71	%(C)(D)	1.78	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	57		10		10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28	%(E)	0.70	%(E)	1.22	%(E)
Including waiver and/or reimbursement and recapture	1.05	%(E)	0.77	%(E)	1.05	%(E)
Net investment income (loss) to average net assets	(3.09	)%(E)	(2.84	)%(E)	(3.10	)%(E)
Portfolio turnover rate	22	%(C)	22	%(C)	22	%(C)

(A)	Commenced operations on April 21, 2017
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$25.09		$26.18		$28.88	$29.05	$21.86	$20.65
Investment operations:
Net investment income (loss) (A)	0.01		0.24	(B)	0.05	0.07	0.11	0.11
Net realized and unrealized gain (loss)	4.79		0.87		0.04	2.18	7.18	2.24
Total investment operations	4.80		1.11		0.09	2.25	7.29	2.35
Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.03)		(0.03)	(0.10)	(0.10)	(0.00	)(C)
Net realized gains	(1.36)		(2.17)		(2.76)	(2.32)	—	(1.14)
Total dividends and/or distributions to shareholders	(1.58)		(2.20)		(2.79)	(2.42)	(0.10)	(1.14)
Net asset value, end of period/year	$28.31		$25.09		$26.18	$28.88	$29.05	$21.86
Total return (D)	19.38	%(E)	4.69%		0.17%	8.13%	33.47%	12.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$375,560		$338,577		$400,506	$473,644	$519,376	$332,085
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(F)	1.34%		1.31%	1.30%	1.38%	1.41%
Including waiver and/or reimbursement and recapture	1.29	%(F)	1.33	%(B)	1.31%	1.30%	1.38%	1.41%
Net investment income (loss) to average net assets	0.05	%(F)	0.99	%(B)	0.20%	0.24%	0.44%	0.50%
Portfolio turnover rate	77	%(E)	74%		68%	96%	97%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$22.64		$23.98		$26.83	$27.23	$20.55	$19.60
Investment operations:
Net investment income (loss) (A)	(0.09)		0.03	(B)	(0.12)	(0.12)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	4.33		0.80		0.03	2.04	6.73	2.12
Total investment operations	4.24		0.83		(0.09)	1.92	6.68	2.09
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	—	(0.00	)(C)
Net realized gains	(1.36)		(2.17)		(2.76)	(2.32)	—	(1.14)
Total dividends and/or distributions to shareholders	(1.36)		(2.17)		(2.76)	(2.32)	—	(1.14)
Net asset value, end of period/year	$25.52		$22.64		$23.98	$26.83	$27.23	$20.55
Total return (D)	18.95	%(E)	3.90%		(0.56)%	7.38%	32.51%	11.58%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,462		$9,174		$18,644	$27,010	$32,286	$29,615
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.09	%(F)	2.09%		2.02%	2.01%	2.08%	2.08%
Including waiver and/or reimbursement and recapture	2.09	%(F)	2.08	%(B)	2.02%	2.01%	2.08%	2.08%
Net investment income (loss) to average net assets	(0.71	)%(F)	0.16	%(B)	(0.49)%	(0.47)%	(0.22)%	(0.16)%
Portfolio turnover rate	77	%(E)	74%		68%	96%	97%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$22.37		$23.70		$26.54	$26.95		$20.33	$19.40
Investment operations:
Net investment income (loss) (A)	(0.08)		0.07	(B)	(0.12)	(0.12)		(0.05)	(0.02)
Net realized and unrealized gain (loss)	4.28		0.77		0.04	2.03		6.67	2.09
Total investment operations	4.20		0.84		(0.08)	1.91		6.62	2.07
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		—		—	(0.00	)(C)	—	(0.00	)(C)
Net realized gains	(1.36)		(2.17)		(2.76)	(2.32)		—	(1.14)
Total dividends and/or distributions to shareholders	(1.43)		(2.17)		(2.76)	(2.32)		—	(1.14)
Net asset value, end of period/year	$25.14		$22.37		$23.70	$26.54		$26.95	$20.33
Total return (D)	19.02	%(E)	3.99%		(0.53)%	7.42%		32.56%	11.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$257,999		$237,404		$278,388	$314,999		$288,038	$198,356
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.97	%(F)	2.02%		1.98%	1.97%		2.03%	2.04%
Including waiver and/or reimbursement and recapture	1.97	%(F)	2.01	%(B)	1.98%	1.97%		2.03%	2.04%
Net investment income (loss) to average net assets	(0.64	)%(F)	0.31	%(B)	(0.47)%	(0.44)%		(0.20)%	(0.13)%
Portfolio turnover rate	77	%(E)	74%		68%	96%		97%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$25.84		$26.91		$29.63	$29.74	$22.38	$21.03
Investment operations:
Net investment income (loss) (A)	0.03		0.34	(B)	0.16	0.17	0.22	0.20
Net realized and unrealized gain (loss)	4.96		0.89		0.03	2.24	7.34	2.29
Total investment operations	4.99		1.23		0.19	2.41	7.56	2.49
Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.13)		(0.15)	(0.20)	(0.20)	(0.00	)(C)
Net realized gains	(1.36)		(2.17)		(2.76)	(2.32)	—	(1.14)
Total dividends and/or distributions to shareholders	(1.67)		(2.30)		(2.91)	(2.52)	(0.20)	(1.14)
Net asset value, end of period/year	$29.16		$25.84		$26.91	$29.63	$29.74	$22.38
Total return	19.60	%(D)	5.06%		0.51%	8.51%	34.02%	12.75%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$214,015		$158,538		$188,583	$235,418	$180,096	$105,664
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(E)	0.98%		0.95%	0.96%	0.98%	0.97%
Including waiver and/or reimbursement and recapture	0.95	%(E)	0.97	%(B)	0.95%	0.96%	0.98%	0.97%
Net investment income (loss) to average net assets	0.23	%(E)	1.35	%(B)	0.57%	0.57%	0.84%	0.93%
Portfolio turnover rate	77	%(D)	74%		68%	96%	97%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$25.88		$26.95		$29.68	$29.78	$22.41	$21.03
Investment operations:
Net investment income (loss) (A)	0.06		0.36	(B)	0.18	0.20	0.25	0.22
Net realized and unrealized gain (loss)	4.96		0.90		0.03	2.25	7.34	2.30
Total investment operations	5.02		1.26		0.21	2.45	7.59	2.52
Dividends and/or distributions to shareholders:
Net investment income	(0.34)		(0.16)		(0.18)	(0.23)	(0.22)	(0.00	)(C)
Net realized gains	(1.36)		(2.17)		(2.76)	(2.32)	—	(1.14)
Total dividends and/or distributions to shareholders	(1.70)		(2.33)		(2.94)	(2.55)	(0.22)	(1.14)
Net asset value, end of period/year	$29.20		$25.88		$26.95	$29.68	$29.78	$22.41
Total return	19.68	%(D)	5.18%		0.57%	8.63%	34.14%	12.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,863		$18,082		$19,012	$22,282	$21,692	$15,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(E)	0.88%		0.86%	0.85%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.86	%(E)	0.87	%(B)	0.86%	0.85%	0.87%	0.87%
Net investment income (loss) to average net assets	0.45	%(E)	1.46	%(B)	0.66%	0.68%	0.96%	1.03%
Portfolio turnover rate	77	%(D)	74%		68%	96%	97%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$25.97		$26.95		$28.36
Investment operations:
Net investment income (loss) (B)	0.01		0.44	(C)	0.05
Net realized and unrealized gain (loss)	5.03		0.82		(1.46	)(D)
Total investment operations	5.04		1.26		(1.41)
Dividends and/or distributions to shareholders:
Net investment income	(0.34)		(0.07)		—
Net realized gains	(1.36)		(2.17)		—
Total dividends and/or distributions to shareholders	(1.70)		(2.24)		—
Net asset value, end of period/year	$29.31		$25.97		$26.95
Total return	19.69	%(E)	5.18%		(4.97	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,982		$941		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(F)	0.88%		0.86	%(F)
Including waiver and/or reimbursement and recapture	0.86	%(F)	0.86	%(C)	0.86	%(F)
Net investment income (loss) to average net assets	0.09	%(F)	1.72	%(C)	0.43	%(F)
Portfolio turnover rate	77	%(E)	74%		68%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Small/Mid Cap Value
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$28.14		$29.53
Investment operations:
Net investment income (loss) (C)	(0.09)		(0.13)
Net realized and unrealized gain (loss)	0.27		1.44
Total investment operations	0.18		1.31
Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)
Net realized gains	—		(1.36)
Total dividends and/or distributions to shareholders	—		(1.37)
Net asset value, end of period	$28.32		$29.47
Total return	0.64	%(D)(E)	4.60	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$16
Expenses to average net assets	1.10	%(F)	1.05	%(F)
Net investment income (loss) to average net assets	(2.83	)%(F)	(1.21	)%(F)
Portfolio turnover rate	77	%(E)	77	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class A
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97		$9.97		$10.30		$10.00
Investment operations:
Net investment income (loss) (B)	0.20		0.35	(C)(D)	0.37	(C)	0.24	(C)
Net realized and unrealized gain (loss)	0.61		0.03		(0.20)		0.26
Total investment operations	0.81		0.38		0.17		0.50
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.39)		(0.20)
Net realized gains	—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.16)		(0.38)		(0.50)		(0.20)
Net asset value, end of period/year	$10.62		$9.97		$9.97		$10.30
Total return (E)	8.19	%(F)	3.88%		1.60%		4.99	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,708		$2,153		$1,600		$1,200
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(H)	1.21	%(G)	1.31	%(G)	1.40	%(G)(H)
Including waiver and/or reimbursement and recapture	1.20	%(H)	1.20	%(D)(G)	1.20	%(G)	1.20	%(G)(H)
Net investment income (loss) to average net assets	3.97	%(H)	3.60	%(C)(D)	3.67	%(C)	3.43	%(C)(H)
Portfolio turnover rate	52	%(F)	51	%(I)	77	%(I)	61	%(F)(I)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.94		$9.94		$10.29		$10.00
Investment operations:
Net investment income (loss) (B)	0.16		0.28	(C)(D)	0.28	(C)	0.18	(C)
Net realized and unrealized gain (loss)	0.61		0.03		(0.20)		0.26
Total investment operations	0.77		0.31		0.08		0.44
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.32)		(0.15)
Net realized gains	—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.13)		(0.31)		(0.43)		(0.15)
Net asset value, end of period/year	$10.58		$9.94		$9.94		$10.29
Total return (E)	7.83	%(F)	3.17%		0.78%		4.46	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,604		$4,173		$3,024		$1,073
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.94	%(H)	1.94	%(G)	2.01	%(G)	2.14	%(G)(H)
Including waiver and/or reimbursement and recapture	1.95	%(H)	1.95	%(D)(G)	1.95	%(G)	1.95	%(G)(H)
Net investment income (loss) to average net assets	3.22	%(H)	2.86	%(C)(D)	2.78	%(C)	2.66	%(C)(H)
Portfolio turnover rate	52	%(F)	51	%(I)	77	%(I)	61	%(F)(I)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97		$9.97		$10.31		$10.00
Investment operations:
Net investment income (loss) (B)	0.22		0.38	(C)(D)	0.40	(C)	0.26	(C)
Net realized and unrealized gain (loss)	0.61		0.02		(0.22)		0.26
Total investment operations	0.83		0.40		0.18		0.52
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.41)		(0.21)
Net realized gains	—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.17)		(0.40)		(0.52)		(0.21)
Net asset value, end of period/year	$10.63		$9.97		$9.97		$10.31
Total return	8.32	%(E)	4.13%		1.77%		5.24	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,668		$41,691		$30,300		$13,897
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(G)	1.01	%(F)	1.09	%(F)	1.23	%(F)(G)
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.95	%(D)(F)	0.95	%(F)	0.95	%(F)(G)
Net investment income (loss) to average net assets	4.37	%(G)	3.83	%(C)(D)	3.90	%(C)	3.80	%(C)(G)
Portfolio turnover rate	52	%(E)	51	%(H)	77	%(H)	61	%(E)(H)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.62		$9.89		$10.30		$10.00
Investment operations:
Net investment income (loss) (B)	0.21		0.09	(C)(D)	0.42	(C)	0.26	(C)
Net realized and unrealized gain (loss)	0.55		0.04		(0.44)		0.25
Total investment operations	0.76		0.13		(0.02)		0.51
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.28)		(0.21)
Net realized gains	—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.17)		(0.40)		(0.39)		(0.21)
Net asset value, end of period/year	$10.21		$9.62		$9.89		$10.30
Total return	7.98	%(E)	1.38%		(0.28)%		5.14	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$0	(F)	$0	(F)	$22,618
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(G)	0.00	%(H)(I)	1.00	%(H)	1.13	%(G)(H)
Including waiver and/or reimbursement and recapture	0.87	%(G)	0.00	%(D)(H)(I)	0.95	%(H)	0.95	%(G)(H)
Net investment income (loss) to average net assets	4.33	%(G)	0.96	%(C)(D)	4.02	%(C)	3.82	%(C)(G)
Portfolio turnover rate	52	%(E)	51	%(J)	77	%(J)	61	%(E)(J)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Rounds to less than $1,000.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Rounds to less than 0.01% or (0.01)%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Strategic High Income
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$10.59		$10.25
Investment operations:
Net investment income (loss) (C)	0.06		0.17
Net realized and unrealized gain (loss)	0.08		0.38
Total investment operations	0.14		0.55
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.11)
Net asset value, end of period	$10.71		$10.69
Total return	1.30	%(D)(E)	5.38	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$16
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(F)	1.08	%(F)
Including waiver and/or reimbursement and recapture	1.12	%(F)	0.95	%(F)
Net investment income (loss) to average net assets	5.14	%(F)	4.56	%(F)
Portfolio turnover rate	52	%(E)	52	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.92		$9.83		$10.00
Investment operations:
Net investment income (loss) (B)	0.15		0.42	(C)	0.27
Net realized and unrealized gain (loss)	0.27		0.04		(0.18)
Total investment operations	0.42		0.46		0.09
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.26)
Net asset value, end of period/year	$10.16		$9.92		$9.83
Total return	4.21	%(D)	4.86%		0.95	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,328		$287		$288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.95%		1.05	%(E)
Including waiver and/or reimbursement and recapture	0.95	%(E)	0.95	%(C)(F)	0.95	%(E)
Net investment income (loss) to average net assets	3.13	%(E)	4.33	%(C)	3.03	%(E)
Portfolio turnover rate	53	%(D)	141%		95	%(D)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.91		$9.83		$10.00
Investment operations:
Net investment income (loss) (C)	0.18		0.43	(B)	0.27
Net realized and unrealized gain (loss)	0.26		0.03		(0.17)
Total investment operations	0.44		0.46		0.10
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.38)		(0.27)
Net asset value, end of period/year	$10.15		$9.91		$9.83
Total return	4.43	%(D)	4.87%		0.99	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$254,180		$219,009		$202,883
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.84%		0.94	%(E)
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.84	%(B)	0.94	%(E)
Net investment income (loss) to average net assets	3.69	%(E)	4.40	%(B)	3.04	%(E)
Portfolio turnover rate	53	%(D)	141%		95	%(D)

(A)	Commenced operations on December 8, 2014.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Calculated based on average number of shares outstanding.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Unconstrained Bond
	Advisor Class
	April 30, 2017 (unaudited) (A)
Net asset value, beginning of period	$9.84
Investment operations:
Net investment income (loss) (B)	0.17
Net realized and unrealized gain (loss)	0.29
Total investment operations	0.46
Dividends and/or distributions to shareholders:
Net investment income	(0.12)
Net asset value, end of period	$10.18
Total return	4.66	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)
Net investment income (loss) to average net assets	4.50	%(D)
Portfolio turnover rate	53	%(C)

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class A
April 30, 2017 (unaudited)	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$16.87	$17.45	$19.22	$16.95	$13.41	$14.63
Investment operations:
Net investment income (loss) (A)	(0.01)	0.00	(B)(C)	0.00	(C)	0.02	0.07	0.01
Net realized and unrealized gain (loss)	2.29	(0.17)	1.95	2.38	3.50	0.76	(D)
Total investment operations	2.28	(0.17)	1.95	2.40	3.57	0.77
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.00	)(C)	(0.02)	(0.13)	(0.03)	—
Net realized gains	(0.37)	(0.41)	(3.70)	—	—	(1.99)
Total dividends and/or distributions to shareholders	(0.38)	(0.41)	(3.72)	(0.13)	(0.03)	(1.99)
Net asset value, end of period/year	$18.77	$16.87	$17.45	$19.22	$16.95	$13.41
Total return (E)	13.76	%(F)	(0.95)%	11.59%	14.25%	26.62%	7.04	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$473,787	$432,130	$470,702	$459,677	$447,645	$420,504
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(G)	1.20%	1.19%	1.27%	1.36%	1.39%
Including waiver and/or reimbursement and recapture	1.19	%(G)	1.18	%(B)	1.19%	1.27%	1.36%	1.47%
Net investment income (loss) to average net assets	(0.11	)%(G)	0.03	%(B)	0.01%	0.13%	0.49%	0.08%
Portfolio turnover rate	18	%(F)	34%	38%	111%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class B
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$16.16		$16.89		$18.85	$16.64	$13.25	$14.57
Investment operations:
Net investment income (loss) (A)	(0.09)		(0.15	)(B)	(0.15)	(0.13)	(0.05)	(0.09)
Net realized and unrealized gain (loss)	2.19		(0.17)		1.89	2.34	3.44	0.76	(C)
Total investment operations	2.10		(0.32)		1.74	2.21	3.39	0.67
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	—	—	(0.00	)(D)
Net realized gains	(0.37)		(0.41)		(3.70)	—	—	(1.99)
Total dividends and/or distributions to shareholders	(0.37)		(0.41)		(3.70)	—	—	(1.99)
Net asset value, end of period/year	$17.89		$16.16		$16.89	$18.85	$16.64	$13.25
Total return (E)	13.22	%(F)	(1.89)%		10.52%	13.28%	25.59%	6.29	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,327		$7,520		$11,324	$16,421	$19,658	$20,668
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.25	%(G)	2.17%		2.09%	2.11%	2.17%	2.19%
Including waiver and/or reimbursement and recapture	2.17	%(G)	2.15	%(B)	2.12%	2.17%	2.17%	2.17%
Net investment income (loss) to average net assets	(1.06	)%(G)	(0.94	)%(B)	(0.90)%	(0.76)%	(0.31)%	(0.63)%
Portfolio turnover rate	18	%(F)	34%		38%	111%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$16.18		$16.89		$18.82	$16.61	$13.22	$14.55
Investment operations:
Net investment income (loss) (A)	(0.07)		(0.12	)(B)	(0.13)	(0.12)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	2.20		(0.18)		1.90	2.34	3.44	0.74	(C)
Total investment operations	2.13		(0.30)		1.77	2.22	3.39	0.66
Dividends and/or distributions to shareholders:
Net investment income	—		—		—	(0.01)	—	(0.00	)(D)
Net realized gains	(0.37)		(0.41)		(3.70)	—	—	(1.99)
Net asset value, end of period/year	$17.94		$16.18		$16.89	$18.82	$16.61	$13.22
Total return (E)	13.33	%(F)	(1.77)%		10.72%	13.37%	25.64%	6.22	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,307		$44,877		$53,482	$49,041	$47,397	$42,637
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.98	%(G)	1.99%		1.98%	2.05%	2.14%	2.16%
Including waiver and/or reimbursement and recapture	1.98	%(G)	1.97	%(B)	1.98%	2.05%	2.16%	2.17%
Net investment income (loss) to average net assets	(0.90	)%(G)	(0.76	)%(B)	(0.78)%	(0.65)%	(0.32)%	(0.63)%
Portfolio turnover rate	18	%(F)	34%		38%	111%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$17.15		$17.74		$19.49	$17.19	$13.60	$14.74
Investment operations:
Net investment income (loss) (A)	0.02		0.06	(B)	0.06	0.09	0.15	0.09
Net realized and unrealized gain (loss)	2.33		(0.18)		1.98	2.41	3.54	0.76	(C)
Total investment operations	2.35		(0.12)		2.04	2.50	3.69	0.85
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.06)		(0.09)	(0.20)	(0.10)	—
Net realized gains	(0.37)		(0.41)		(3.70)	—	—	(1.99)
Total dividends and/or distributions to shareholders	(0.44)		(0.47)		(3.79)	(0.20)	(0.10)	(1.99)
Net asset value, end of period/year	$19.06		$17.15		$17.74	$19.49	$17.19	$13.60
Total return	13.95	%(D)	(0.67)%		11.96%	14.67%	27.16%	7.62	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$169,769		$160,628		$182,714	$212,866	$249,718	$310,170
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(E)	0.87%		0.86%	0.90%	0.91%	0.90%
Including waiver and/or reimbursement and recapture	0.88	%(E)	0.85	%(B)	0.86%	0.90%	0.91%	0.90%
Net investment income (loss) to average net assets	0.20	%(E)	0.35	%(B)	0.34%	0.51%	0.97%	0.67%
Portfolio turnover rate	18	%(D)	34%		38%	111%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012
Net asset value, beginning of period/year	$17.13		$17.72		$19.48	$17.17	$13.59	$14.73
Investment operations:
Net investment income (loss) (A)	0.03		0.08	(B)	0.08	0.12	0.16	0.10
Net realized and unrealized gain (loss)	2.32		(0.18)		1.98	2.42	3.54	0.77	(C)
Total investment operations	2.35		(0.10)		2.06	2.54	3.70	0.87
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.08)		(0.12)	(0.23)	(0.12)	(0.02)
Net realized gains	(0.37)		(0.41)		(3.70)	—	—	(1.99)
Total dividends and/or distributions to shareholders	(0.46)		(0.49)		(3.82)	(0.23)	(0.12)	(2.01)
Net asset value, end of period/year	$19.02		$17.13		$17.72	$19.48	$17.17	$13.59
Total return	14.00	%(D)	(0.53)%		12.10%	14.91%	27.26%	7.79	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$270,826		$258,722		$361,470	$370,161	$555,040	$577,540
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.74%		0.73%	0.77%	0.79%	0.78%
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.72	%(B)	0.73%	0.77%	0.79%	0.78%
Net investment income (loss) to average net assets	0.34	%(E)	0.48	%(B)	0.47%	0.66%	1.08%	0.75%
Portfolio turnover rate	18	%(D)	34%		38%	111%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica US Growth
	Class T
	April 30, 2017 (unaudited)		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$41.76		$42.47		$41.55	$36.39	$28.69	$28.70
Investment operations:
Net investment income (loss) (B)	0.05		0.17	(C)	0.16	0.21	0.30	0.14
Net realized and unrealized gain (loss)	5.74		(0.43)		4.54	5.14	7.49	(0.15	)(D)
Total investment operations	5.79		(0.26)		4.70	5.35	7.79	(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.04)		(0.08)	(0.19)	(0.09)	—
Net realized gains	(0.37)		(0.41)		(3.70)	—	—	—
Total dividends and/or distributions to shareholders	(0.42)		(0.45)		(3.78)	(0.19)	(0.09)	—
Net asset value, end of period/year	$47.13		$41.76		$42.47	$41.55	$36.39	$28.69
Total return (E)	13.98	%(F)	(0.59)%		12.01%	14.74%	27.16%	(0.04	)%(D)(F)
Ratios and supplemental data:
Net assets end of period/year (000’s)	$102,762		$94,877		$105,379	$101,029	$94,866	$81,976
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(G)	0.82%		0.82%	0.87%	0.91%	0.90	%(G)
Including waiver and/or reimbursement and recapture	0.83	%(G)	0.80	%(C)	0.82%	0.87%	0.91%	0.90	%(G)
Net investment income (loss) to average net assets	0.26	%(G)	0.40	%(C)	0.38%	0.53%	0.93%	0.65	%(G)
Portfolio turnover rate	18	%(F)	34%		38%	111%	55%	80	%(F)

(A)	Commenced operations on February 10, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Total return has been calculated without deduction of the maximum sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period indicated:	Transamerica US Growth
	Class T1		Advisor Class
	April 30, 2017 (unaudited) (A)		April 30, 2017 (unaudited) (B)
Net asset value, beginning of period	$18.38		$17.59
Investment operations:
Net investment income (loss) (C)	(0.02)		(0.00	)(D)
Net realized and unrealized gain (loss)	0.42		1.91
Total investment operations	0.40		1.91
Dividends and/or distributions to shareholders:
Net realized gains	—		(0.37)
Net asset value, end of period	$18.78		$19.13
Total return	2.18	%(E)(F)	11.08	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets	0.99	%(G)	0.94	%(G)
Net investment income (loss) to average net assets	(0.73	)%(G)	(0.05	)%(G)
Portfolio turnover rate	18	%(F)	18	%(F)

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on December 16, 2016.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At April 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective November 1, 2013, Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment.

Fund	Class
Transamerica Bond (“Bond”)	I2,R6
Transamerica Capital Growth (“Capital Growth”) (A) (B)	A,B,C,I,I2,T1,Advisor
Transamerica Concentrated Growth (“Concentrated Growth”) (A) (B)	A,C,I,I2,T1,Advisor
Transamerica Dividend Focused (“Dividend Focused”) (A) (B)	A,C,I,I2,R6,T1,Advisor
Transamerica Dynamic Allocation (“Dynamic Allocation”) (B)	A,C,I,T1
Transamerica Dynamic Income (“Dynamic Income”) (B) (C)	A,C,I,T1,Advisor
Transamerica Emerging Markets Debt (“Emerging Markets Debt”) (A) (B)	A,C,I,I2,R6,T1,Advisor
Transamerica Emerging Markets Equity (“Emerging Markets Equity”) (A) (B)	A,C,I,I2,T1,Advisor
Transamerica Event Driven (“Event Driven”) (A) (D)	I,I2,Advisor
Transamerica Flexible Income (“Flexible Income”) (A) (B)	A,B,C,I,I2,R6,T1,Advisor
Transamerica Floating Rate (“Floating Rate”) (B)	A,C,I,I2,T1
Transamerica Global Equity (“Global Equity”) (A) (B)	A,B,C,I,R6,T1,Advisor
Transamerica Global Long/Short Equity (“Global Long/Short Equity”) (A) (B)	A,I,I2,T1,Advisor
Transamerica Government Money Market (“Government Money Market”)	A,B,C,I,I2
Transamerica Growth (“Growth”)	I2,R6
Transamerica High Quality Bond (“High Quality Bond”) (F)	I3,R,R4
Transamerica High Yield Bond (“High Yield Bond”) (A) (B) (E)	A,B,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica High Yield Muni (“High Yield Muni”) (B)	A,C,I,I2,T1
Transamerica Inflation Opportunities (“Inflation Opportunities”) (B)	A,C,I,I2,R6,T1
Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”) (F)	I3,R,R4
Transamerica Intermediate Bond (“Intermediate Bond”) (F)	I2,I3,R,R4
Transamerica Intermediate Muni (“Intermediate Muni”) (A) (B)	A,C,I,I2,T1,Advisor
Transamerica International Equity (“International Equity”) (A) (B) (E)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica International Small Cap Value (“International Small Cap Value”)	I,I2
Transamerica Large Cap Value (“Large Cap Value”) (A) (B)	A,C,I,I2,R6,T1,Advisor
Transamerica Large Core (“Large Core”) (F)	I3,R,R4
Transamerica Large Growth (“Large Growth”) (F)	I3,R,R4
Transamerica Mid Cap Growth (“Mid Cap Growth”) (B) (F)	A,C,I,I2,I3,R,R4,T1,Advisor
Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”) (A) (B) (E)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica MLP & Energy Income (“MLP & Energy Income”) (A) (B)	A,C,I,I2,T1,Advisor
Transamerica Multi-Cap Growth (“Multi-Cap Growth”) (A) (B)	A,B,C,I,I2,T1,Advisor
Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”) (B) (C)	A,B,C,I,R6,T1,Advisor
Transamerica Short-Term Bond (“Short-Term Bond”) (A) (B)	A,C,I,I2,R6,T1,Advisor
Transamerica Small Cap Core (“Small Cap Core”) (B) (F)	A,C,I,I2,I3,R,R4,T1,Advisor
Transamerica Small Cap Growth (“Small Cap Growth”) (A) (B) (E)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica Small Cap Value (“Small Cap Value”) (F)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”) (A) (B)	A,B,C,I,I2,R6,T1,Advisor
Transamerica Strategic High Income (“Strategic High Income”) (A) (B) (G)	A,C,I,I2,T1,Advisor
Transamerica Unconstrained Bond (“Unconstrained Bond”) (A) (B)	I,I2,Advisor
Transamerica US Growth (“US Growth”) (A) (B)	A,B,C,I,I2,T,T1,Advisor

(A)	Advisor Class commenced operations on December 16, 2016.
(B)	Class T1 commenced operations on March 17, 2017.
(C)	Advisor Class commenced operations on March 3, 2017.
(D)	Class I commenced operations on November 11, 2016.
(E)	The Funds’ Board of Trustees (the “Board”) approved the reorganization of certain series of Transamerica Partners Funds Group, Transamerica Partners Institutional Funds Group and Transamerica Partners Portfolios into existing Funds within the Trust. Target fund investors approved the reorganizations and received newly-issued Class R, Class R4 or Class I3 shares, as applicable, in the reorganizations. For accounting and performance purposes, the applicable destination fund is considered the Accounting Survivor of the reorganization. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

1. ORGANIZATION (continued)

(F)	The Funds’ Board approved the reorganization of certain series of Transamerica Partners Funds Group, Transamerica Partners Institutional Funds Group and Transamerica Partners Portfolios into new and existing Funds within the Trust. Target fund investors approved the reorganizations and received newly-issued Class R, Class R4 or Class I3 shares, as applicable, in the reorganization. For accounting and performance purposes, the applicable Transamerica Partners Institutional Fund, a target fund, is considered the Accounting Survivor. Please reference the Reorganization section of the Notes to Financial Statements for more information.
(G)	Transamerica Income and Growth merged into Strategic High Income following the close of business on December 2, 2016.

Emerging Markets Debt, Event Driven, High Yield Muni and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

For the Funds impacted by the Transamerica Partners reorganizations where the Accounting Survivor is not the new or existing Fund within the Trust (“Destination Fund”), security transactions and investment income prior to the reorganization date (“Reorganization Date”) are allocated proportionally on a daily basis from its investment in the corresponding series of the Transamerica Partners Portfolios (“Series Portfolio”). All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio were allocated pro rata among the investors and recorded on a daily basis. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commissions recaptured are included in Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2017, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Capital Growth	$31,843
Concentrated Growth	333
Dividend Focused	2,883
Emerging Markets Equity	22,573
Global Equity	579
Growth	9,311
International Equity	19,304
International Small Cap Value	5,079
Large Cap Value	41,141
Large Growth	2,719
Mid Cap Value Opportunities	15,403
Multi-Cap Growth	1,848
Multi-Managed Balanced	5,509
Small Cap Growth	2,247
Small/Mid Cap Value	19,489
Strategic High Income	1,598
US Growth	1,061

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, or little or no illiquid investments, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, or illiquid investments have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared for Event Driven and Global Long/Short Equity using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2017, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Investment companies are valued at the NAV of the underlying funds. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds, with the exception of Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are marked-to-market and any unrealized gains and losses are recorded in the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
DuBois Chemicals, Inc., Delayed Draw Term Loan	$470,000	$5,257
USS Parent Holding Corp., Delayed Draw Term Loan	107,692	889
TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan	79,545	1,448
Total	$ 657,237	$ 7,594

Unconstrained Bond
CSC Holdings LLC, Delayed Draw Term Loan	$37,975	$136
ICSH, Inc., Delayed Draw Term Loan	42,717	107
Total	$80,692	$243

Open secured loan participations and assignments at April 30, 2017, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Net unrealized appreciation (depreciation) on investments to Interest receivable within the Statements of Assets and Liabilities.

PIKs held at April 30, 2017, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2017, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at April 30, 2017, if any, are identified within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at April 30, 2017, if any, are identified within the Schedule of Investments. Open balances at April 30, 2017, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold within the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TIPS held at April 30, 2017, if any, are included within the Schedules of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities.

When-issued, delayed-delivery, and forward commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at April 30, 2017, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust - Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2017, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

to lend to each other as well as to other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2017, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2017.

Repurchase agreements at April 30, 2017, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Line of credit: For the period November 1, 2016 to February 8, 2017, Event Driven entered into an agreement with Citibank, N.A. to provide a $60 million committed line of credit to the Fund to be utilized for the purpose of purchasing or carrying securities. An upfront facility fee, calculated as 0.25% of the entire commitment amount, was due to Citibank, N.A. on the closing date of the agreement. Interest is charged to the Fund based on its borrowings at a rate per year of 1.20% plus the one-month London Interbank Offered Rate (“LIBOR”). The Fund agreed to pay commitment fees of 0.15% per year on the unused portion of the line of credit during the preceding calendar month. The facility fee is included in Other expenses, and the interest expense and commitment fees are included in Interest within the Statements of Operations. Effective February 8, 2017, the line of credit was closed.

For the period November 1, 2016 to February 8, 2017, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Event Driven	$14,700,000	100	1.85%

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations.

Open short sale transactions at April 30, 2017, if any, are included within the Schedule of Investments and are reflected as a liability within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Bond
Securities Lending Transactions
Convertible Bonds	$537,871	$—	$—	$—	$537,871
Corporate Debt Securities	15,414,577	—	—	—	15,414,577
Total Securities Lending Transactions	$15,952,448	$—	$—	$—	$15,952,448
Total Borrowings	$15,952,448	$—	$—	$—	$15,952,448

Capital Growth
Securities Lending Transactions
Common Stocks	$33,239,264	$—	$—	$—	$33,239,264
Total Borrowings	$33,239,264	$—	$—	$—	$33,239,264

Concentrated Growth
Securities Lending Transactions
Common Stocks	$4,706,810	$—	$—	$—	$4,706,810
Total Borrowings	$4,706,810	$—	$—	$—	$4,706,810

Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$5,661,985	$—	$—	$—	$5,661,985
Total Borrowings	$5,661,985	$—	$—	$—	$5,661,985

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$95,105,917	$—	$—	$—	$95,105,917
Total Borrowings	$95,105,917	$—	$—	$—	$95,105,917

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$15,097,193	$—	$—	$—	$15,097,193
Foreign Government Obligations	30,285,689	—	—	—	30,285,689
Total Securities Lending Transactions	$45,382,882	$—	$—	$—	$45,382,882
Total Borrowings	$45,382,882	$—	$—	$—	$45,382,882

Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$2,488,995	$—	$—	$—	$2,488,995
Total Borrowings	$2,488,995	$—	$—	$—	$2,488,995

Event Driven
Securities Lending Transactions
Common Stocks	$1,582,699	$—	$—	$—	$1,582,699
Convertible Bonds	1,621,405	—	—	—	1,621,405
Corporate Debt Securities	1,044,480	—	—	—	1,044,480
Total Securities Lending Transactions	$4,248,584	$—	$—	$—	$4,248,584
Total Borrowings	$4,248,584	$—	$—	$—	$4,248,584

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Flexible Income
Securities Lending Transactions
Corporate Debt Securities	$20,758,825	$—	$—	$—	$20,758,825
Total Borrowings	$20,758,825	$—	$—	$—	$20,758,825

Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$1,382,558	$—	$—	$—	$1,382,558
Exchange-Traded Funds	4,880	—	—	—	4,880
Total Securities Lending Transactions	$1,387,438	$—	$—	$—	$1,387,438
Total Borrowings	$1,387,438	$—	$—	$—	$1,387,438

Global Equity
Securities Lending Transactions
Common Stocks	$541,149	$—	$—	$—	$541,149
Total Borrowings	$541,149	$—	$—	$—	$541,149

Growth
Securities Lending Transactions
Common Stocks	$6,370,720	$—	$—	$—	$6,370,720
Total Borrowings	$6,370,720	$—	$—	$—	$6,370,720

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$172,753,933	$—	$—	$—	$172,753,933
Total Borrowings	$172,753,933	$—	$—	$—	$172,753,933

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$432,115	$—	$—	$—	$432,115
Total Borrowings	$432,115	$—	$—	$—	$432,115

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$20,125,206	$—	$—	$—	$20,125,206
Foreign Government Obligations	8,282,769	—	—	—	8,282,769
Short-Term U.S. Government Obligations	58,370,405	—	—	—	58,370,405
Total Securities Lending Transactions	$86,778,380	$—	$—	$—	$86,778,380
Total Borrowings	$86,778,380	$—	$—	$—	$86,778,380

International Equity
Securities Lending Transactions
Common Stocks	$229,227,519	$—	$—	$—	$229,227,519
Total Borrowings	$229,227,519	$—	$—	$—	$229,227,519

International Small Cap Value
Securities Lending Transactions
Common Stocks	$30,405,653	$—	$—	$—	$30,405,653
Total Borrowings	$30,405,653	$—	$—	$—	$30,405,653

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Large Cap Value
Securities Lending Transactions
Common Stocks	$10,442,250	$—	$—	$—	$10,442,250
Total Borrowings	$10,442,250	$—	$—	$—	$10,442,250

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$12,451,726	$—	$—	$—	$12,451,726
Total Borrowings	$12,451,726	$—	$—	$—	$12,451,726

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$26,863,718	$—	$—	$—	$26,863,718
Total Borrowings	$26,863,718	$—	$—	$—	$26,863,718

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$3,061,862	$—	$—	$—	$3,061,862
Convertible Preferred Stocks	8,156,631	—	—	—	8,156,631
Total Securities Lending Transactions	$11,218,493	$—	$—	$—	$11,218,493
Total Borrowings	$11,218,493	$—	$—	$—	$11,218,493

Multi-Cap Growth
Securities Lending Transactions
Common Stocks	$8,205,299	$—	$—	$—	$8,205,299
Total Borrowings	$8,205,299	$—	$—	$—	$8,205,299

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$1,321,843	$—	$—	$—	$1,321,843
Corporate Debt Securities	5,226,932	—	—	—	5,226,932
Foreign Government Obligations	779,479	—	—	—	779,479
Short-Term U.S. Government Obligations	387,946	—	—	—	387,946
Total Securities Lending Transactions	$7,716,200	$—	$—	$—	$7,716,200
Total Borrowings	$7,716,200	$—	$—	$—	$7,716,200

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$13,747,477	$—	$—	$—	$13,747,477
Total Borrowings	$13,747,477	$—	$—	$—	$13,747,477

Small Cap Core
Securities Lending Transactions
Common Stocks	$13,455,982	$—	$—	$—	$13,455,982
Total Borrowings	$13,455,982	$—	$—	$—	$13,455,982

Small Cap Growth
Securities Lending Transactions
Common Stocks	$14,977,378	$—	$—	$—	$14,977,378
Total Borrowings	$14,977,378	$—	$—	$—	$14,977,378

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Small Cap Value
Securities Lending Transactions
Common Stocks	$27,618,661	$—	$—	$—	$27,618,661
Total Borrowings	$27,618,661	$—	$—	$—	$27,618,661

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$55,331,977	$—	$—	$—	$55,331,977
Total Borrowings	$55,331,977	$—	$—	$—	$55,331,977

Strategic High Income
Securities Lending Transactions
Common Stocks	$4,575,166	$—	$—	$—	$4,575,166
Preferred Stocks	308,127	—	—	—	308,127
Corporate Debt Securities	5,466,523	—	—	—	5,466,523
Total Securities Lending Transactions	$10,349,816	$—	$—	$—	$10,349,816
Total Borrowings	$10,349,816	$—	$—	$—	$10,349,816

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$4,884,125	$—	$—	$—	$4,884,125
Total Borrowings	$4,884,125	$—	$—	$—	$4,884,125

US Growth
Securities Lending Transactions
Common Stocks	$6,307,888	$—	$—	$—	$6,307,888
Total Borrowings	$6,307,888	$—	$—	$—	$6,307,888

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

As of April 30, 2017, transactions in written options and swaptions are as follows:

	Call Options		Put Options
Event Driven	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at October 31, 2016	$—	—	$—	—
Options written	17,722	185	37,256	1,200
Options closed	(17,722)	(185)	(12,900)	(300)
Options expired	—	—	(24,356)	(900)
Options exercised	—	—	—	—
Balance at April 30, 2017	$—	—	$—	—

	Call Options		Put Options
Global Long/Short Equity	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at October 31, 2016	$1,473	38	$422	8
Options written	14,335	190	7,942	213
Options closed	(3,495)	(84)	(2,267)	(6)
Options expired	(5,300)	(99)	(3,507)	(121)
Options exercised	(996)	(10)	—	—
Balance at April 30, 2017	$6,017	35	$2,590	94

Call Options
Inflation Protected-Securities	Amount of Premiums	Number of Contracts
Balance at December 31, 2016	$—	—
Options written	40,872	264
Options closed	—	—
Options expired	—	—
Options exercised	—	—
Balance at April 30, 2017	$40,872	264

	Call Options			Put Options
Inflation Protected-Securities	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2016	$—	USD	—	$—	USD	—
Options written	57,133		23,520,000	122,319		23,520,000
Options closed	—		—	—		—
Options expired	—		—	—		—
Options exercised	—		—	—		—
Balance at April 30, 2017	$57,133	USD	23,520,000	$122,319	USD	23,520,000

	Call Options
MLP & Energy Income	Amount of Premiums	Number of Contracts
Balance at October 31, 2016	$—	—
Options written	160,714	1,350
Options closed	(27,864)	(250)
Options expired	(44,259)	(350)
Options exercised	(50,728)	(500)
Balance at April 30, 2017	$37,863	250

Open option and swaption contracts at April 30, 2017, if any, are included within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) within the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) within the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of Net realized gain (loss) within the Statements of Operations.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at April 30, 2017, if any, are listed within the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

Open OTC swap agreements at April 30, 2017, if any, are listed within the Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statements of Assets and Liabilities.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2017, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2017, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2017. Funds not listed in the subsequent tables do not have derivative investments during the period ended April 30, 2017.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Capital Growth
Purchased options and swaptions (A) (B)	$—	$80	$—	$—	$—	$80
Total	$—	$80	$—	$—	$—	$80

Dynamic Allocation
Purchased options and swaptions (A) (B)	$—	$—	$90,197	$—	$—	$90,197
Total	$—	$—	$90,197	$—	$—	$90,197

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Emerging Markets Debt
Unrealized appreciation on forward foreign currency contracts	$—	$644,937	$—	$—	$—	$644,937
Total	$—	$644,937	$—	$—	$—	$644,937

Event Driven
Purchased options and swaptions (A) (B)	$—	$—	$144,728	$—	$—	$144,728
OTC swap agreements, at value	17,642	—	—	26,399	—	44,041
Unrealized appreciation on forward foreign currency contracts	—	2,077	—	—	—	2,077
Total	$17,642	$2,077	$144,728	$26,399	$—	$190,846

Global Long/Short Equity
Purchased options and swaptions (A) (B)	$—	$—	$4,569	$—	$—	$4,569
Total	$—	$—	$4,569	$—	$—	$4,569

Inflation Opportunities
Unrealized appreciation on forward foreign currency contracts	$—	$11,544	$—	$—	$—	$11,544
Total	$—	$11,544	$—	$—	$—	$11,544

Inflation-Protected Securities
Purchased options and swaptions (A) (B)	$324,294	$—	$—	$—	$—	$324,294
Centrally cleared swap agreements, at value (B) (C)	621	—	—	—	—	621
Net unrealized appreciation on futures contracts (B) (D)	36,551	—	—	—	—	36,551
Unrealized appreciation on forward foreign currency contracts	—	296,516	—	—	—	296,516
Total	$361,466	$296,516	$—	$—	$—	$657,982

Multi-Managed Balanced
Net unrealized appreciation on futures contracts (B) (D)	$—	$—	$132,383	$—	$—	$132,383
Total	$—	$—	$132,383	$—	$—	$132,383

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Emerging Markets Debt
Unrealized depreciation on forward foreign currency contracts	$—	$(91,186)	$—	$—	$—	$(91,186)
Total	$—	$(91,186)	$—	$—	$—	$(91,186)

Event Driven
OTC swap agreements, at value	$(16,815)	$—	$—	$—	$—	$(16,815)
Net unrealized depreciation on futures contracts (B) (D)	(30,109)	—	—	—	—	(30,109)
Unrealized depreciation on forward foreign currency contracts	—	(396)	—	—	—	(396)
Total	$(46,924)	$(396)	$—	$—	$—	$(47,320)

Global Long/Short Equity
Written options and swaptions, at value (B)	$—	$—	$(8,471)	$—	$—	$(8,471)
Total	$—	$—	$(8,471)	$—	$—	$(8,471)

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation Opportunities
Unrealized depreciation on forward foreign currency contracts	$—	$(519,107)	$—	$—	$—	$(519,107)
Total	$—	$(519,107)	$—	$—	$—	$(519,107)

Inflation-Protected Securities
Written options and swaptions, at value (B)	$(199,910)	$—	$—	$—	$—	$(199,910)
Net unrealized depreciation on futures contracts (B) (D)	(73,731)	—	—	—	—	(73,731)
Unrealized depreciation on forward foreign currency contracts	—	(302,181)	—	—	—	(302,181)
Total	$(273,641)	$(302,181)	$—	$—	$—	$(575,822)

MLP & Energy Income
Written options and swaptions, at value (B)	$—	$—	$(51,250)	$—	$—	$(51,250)
Total	$—	$—	$(51,250)	$—	$—	$(51,250)

Unconstrained Bond
Net unrealized depreciation on futures contracts (B) (D)	$(524,976)	$—	$—	$—	$—	$(524,976)
Total	$(524,976)	$—	$—	$—	$—	$(524,976)

(A)	Included within Investments, at value on the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2017.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Capital Growth
Purchased options and swaptions (A)	$—	$(547,033)	$—	$—	$—	$(547,033)
Total	$—	$(547,033)	$—	$—	$—	$(547,033)

Dynamic Allocation
Purchased options and swaptions (A)	$—	$—	$(197,846)	$—	$—	$(197,846)
Total	$—	$—	$(197,846)	$—	$—	$(197,846)

Emerging Markets Debt
Forward foreign currency contracts (B)	$—	$1,149,156	$—	$—	$—	$1,149,156
Total	$—	$1,149,156	$—	$—	$—	$1,149,156

Event Driven
Purchased options and swaptions (A)	$—	$—	$(1,896,957)	$—	$—	$(1,896,957)
Written options and swaptions	—	—	11,446	—	—	11,446
Swap agreements	135,395	—	—	(122,735)	—	12,660
Futures contracts	(67,435)	—	—	—	—	(67,435)
Forward foreign currency contracts (B)	—	(340,990)	—	—	—	(340,990)
Total	$67,960	$(340,990)	$(1,885,511)	$(122,735)	$—	$(2,281,276)

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Long/Short Equity
Purchased options and swaptions (A)	$—	$—	$(1,825)	$—	$—	$(1,825)
Written options and swaptions	—	—	(9,745)	—	—	(9,745)
Total	$—	$—	$(11,570)	$—	$—	$(11,570)

Inflation Opportunities
Forward foreign currency contracts (B)	$—	$68,106	$—	$—	$—	$68,106
Total	$—	$68,106	$—	$—	$—	$68,106

Inflation-Protected Securities
Written options and swaptions	$26,469	$—	$—	$—	$—	$26,469
Futures contracts	(12,007)	—	—	—	—	(12,007)
Total	$14,462	$—	$—	$—	$—	$14,462

MLP & Energy Income
Written options and swaptions	$—	$—	$62,987	$—	$—	$62,987
Total	$—	$—	$62,987	$—	$—	$62,987

Multi-Managed Balanced
Futures contracts	$—	$—	$1,067,074	$—	$—	$1,067,074
Total	$—	$—	$1,067,074	$—	$—	$1,067,074

Unconstrained Bond
Futures contracts	$2,343,980	$—	$—	$—	$—	$2,343,980
Total	$2,343,980	$—	$—	$—	$—	$2,343,980

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Capital Growth
Purchased options and swaptions (C)	$—	$220,673	$—	$—	$—	$220,673
Total	$—	$220,673	$—	$—	$—	$220,673

Dynamic Allocation
Purchased options and swaptions (C)	$—	$—	$(25,585)	$—	$—	$(25,585)
Total	$—	$—	$(25,585)	$—	$—	$(25,585)

Emerging Markets Debt
Forward foreign currency contracts (D)	$—	$711,168	$—	$—	$—	$711,168
Total	$—	$711,168	$—	$—	$—	$711,168

Event Driven
Purchased options and swaptions (C)	$—	$—	$183,815	$—	$—	$183,815
Swap agreements	(126,806)	—	—	(18,006)	—	(144,812)
Futures contracts	(30,109)	—	—	—	—	(30,109)
Forward foreign currency contracts (D)	—	49,249	—	—	—	49,249
Total	$(156,915)	$49,249	$183,815	$(18,006)	$—	$58,143

Global Long/Short Equity
Purchased options and swaptions (C)	$—	$—	$796	$—	$—	$796
Written options and swaptions	—	—	220	—	—	220
Total	$—	$—	$1,016	$—	$—	$1,016

Inflation Opportunities
Forward foreign currency contracts (D)	$—	$(629,979)	$—	$—	$—	$(629,979)
Total	$—	$(629,979)	$—	$—	$—	$(629,979)

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (C)	$(31,852)	$—	$—	$—	$—	$(31,852)
Written options and swaptions	20,414	—	—	—	—	20,414
Swap agreements	3	—	—	—	—	3
Futures contracts	(37,180)	—	—	—	—	(37,180)
Forward foreign currency contracts (D)	—	(5,665)	—	—	—	(5,665)
Total	$(48,615)	$(5,665)	$—	$—	$—	$(54,280)

MLP & Energy Income
Written options and swaptions	$—	$—	$(13,387)	$—	$—	$(13,387)
Total	$—	$—	$(13,387)	$—	$—	$(13,387)

Multi-Managed Balanced
Futures contracts	$—	$—	$212,749	$—	$—	$212,749
Total	$—	$—	$212,749	$—	$—	$212,749

Unconstrained Bond
Futures contracts	$(1,138,557)	$—	$—	$—	$—	$(1,138,557)
Total	$(1,138,557)	$—	$—	$—	$—	$(1,138,557)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2017.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Fund	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
Capital Growth	$8,453	$—	$—	$—	$—	—	—	$—	$—	$—
Dynamic Allocation	—	138,121	—	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—	29,959,476	32,133,376	2,940,404
Event Driven	190,941	170,307	(889)	—	6,851,152	—	(7,300,000)	430,974	13,702,098	—
Global Long/Short Equity	916	1,252	(3,139)	(927)	—	—	—	—	—	—
Inflation Opportunities	—	—	—	—	—	—	—	—	22,318,625	—
Inflation-Protected Securities	11,786	34,542	(12,826)	(15,733)	152,502	4,142,857	(12,414,286)	—	2,101,656	—
MLP & Energy Income	—	—	(35,429)	—	—	—	—	—	—	—
Multi-Managed Balanced	—	—	—	—	—	5,114	—	—	—	—
Unconstrained Bond	—	—	—	—	—	—	(46,542,857)	—	—	—

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce their credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2017. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within these notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions.

	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Capital Growth
Royal Bank of Scotland PLC	$80	$—	$—	$80	$—	$—	$—	$—

Total	$80	$—	$—	$80	$—	$—	$—	$—

Emerging Markets Debt
HSBC Bank USA	$74,403	$(336)	$—	$74,067	$336	$(336)	$—	$—
Other Derivatives (C)	570,534	—	—	570,534	90,850	—	—	90,850

Total	$644,937	$(91,186)	$—	$553,751	$91,186	$(91,186)	$—	$—

Event Driven
Citibank, N.A.	$17,642	$(16,815)	$—	$827	$16,815	$(16,815)	$—	$—
JPMorgan Chase Bank, N.A.	26,399	—	—	26,399	—	—	—	—
Other Derivatives (C)	146,805	—	—	146,805	30,505	—	—	30,505

Total	$190,846	$(16,815)	$—	$174,031	$47,320	$(16,815)	$—	$30,505

Inflation Opportunities
Goldman Sachs & Co.	$—	$—	$—	$—	$153,955	$—	$—	$153,955
J.P. Morgan Securities LLC	11,544	(11,544)	—	—	365,152	(11,544)	—	353,608

Total	$11,544	$(11,544)	$—	$—	$519,107	$(11,544)	$—	$507,563

Inflation-Protected Securities
Australia & New Zealand Banking Group	$576	$—	$—	$576	$—	$—	$—	$—
Barclays Bank PLC	—	—	—	—	12,317	—	—	12,317
Citibank, N.A.	29,296	(12,062)	—	17,234	12,062	(12,062)	—	—
Commonwealth Bank of Australia	12,031	—	—	12,031	—	—	—	—
Deutsche Bank AG	362,967	(166,910)	(60,000)	136,057	166,910	(166,910)	—	—
HSBC Bank USA	—	—	—	—	272,547	—	—	272,547
JPMorgan Chase Bank, N.A.	—	—	—	—	863	—	—	863
Morgan Stanley Capital Services Inc.	86,265	—	—	86,265	—	—	—	—
Royal Bank of Scotland PLC	25,630	—	—	25,630	—	—	—	—
State Street Bank & Trust Co.	6,076	(4,392)	—	1,684	4,392	(4,392)	—	—
Other Derivatives (C)	135,141	—	—	135,141	106,731	—	—	106,731

Total	$657,982	$(183,364)	$(60,000)	$414,618	$575,822	$(183,364)	$—	$392,458

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors could have an adverse impact on an investment in MLPs. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of investments in such securities may decline if interest rates rise. The value of an investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Money market reform risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on Fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

7. RISK FACTORS (continued)

period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities.

Municipal security risk: Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund focuses its investments in a single state or territory, it is subject to greater risk of adverse economic and regulatory changes in that state or territory than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the market values of these bonds to decline.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Flexible Income, Floating Rate, Government Money Market, High Yield Bond, Intermediate Bond, Multi-Managed Balanced, and Short-Term Bond.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI, AUIM. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

As of April 30, 2017, the percentage of each Fund’s net assets owned by affiliated investors are as follows:

Bond	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$62,595,305	29.44%
Transamerica Asset Allocation – Moderate Growth Portfolio	51,394,309	24.18
Transamerica Asset Allocation – Moderate Portfolio	79,162,772	37.23
Transamerica Madison Balanced Allocation VP	1,692,477	0.80
Transamerica Madison Conservative Allocation VP	3,711,044	1.75
Total	$198,555,907	93.40%

Capital Growth
Transamerica Asset Allocation – Conservative Portfolio	$22,391,907	3.12%
Transamerica Asset Allocation – Growth Portfolio	72,262,454	10.06
Transamerica Asset Allocation – Moderate Growth Portfolio	95,152,241	13.24
Transamerica Asset Allocation – Moderate Portfolio	51,095,916	7.11
Total	$240,902,518	33.53%

Concentrated Growth
Transamerica Asset Allocation – Conservative Portfolio	$19,954,549	7.74%
Transamerica Asset Allocation – Growth Portfolio	63,975,177	24.82
Transamerica Asset Allocation – Moderate Growth Portfolio	83,237,987	32.31
Transamerica Asset Allocation – Moderate Portfolio	50,085,569	19.43
Total	$217,253,282	84.30%

Dividend Focused
Transamerica Asset Allocation – Conservative Portfolio	$63,646,593	7.68%
Transamerica Asset Allocation – Growth Portfolio	190,218,259	22.95
Transamerica Asset Allocation – Moderate Growth Portfolio	263,530,844	31.81
Transamerica Asset Allocation – Moderate Portfolio	144,615,201	17.45
Transamerica Madison Balanced Allocation VP	3,228,296	0.39
Transamerica Madison Conservative Allocation VP	1,446,626	0.17
Total	$666,685,819	80.45%

Emerging Markets Debt
Transamerica Asset Allocation – Conservative Portfolio	$44,938,062	6.13%
Transamerica Asset Allocation – Moderate Growth Portfolio	81,627,736	11.13
Transamerica Asset Allocation – Moderate Portfolio	74,722,827	10.18
Total	$201,288,625	27.44%

Emerging Markets Equity
Transamerica Asset Allocation – Conservative Portfolio	$7,485,210	4.41%
Transamerica Asset Allocation – Growth Portfolio	43,867,592	25.82
Transamerica Asset Allocation – Moderate Growth Portfolio	62,744,826	36.93
Transamerica Asset Allocation – Moderate Portfolio	33,015,000	19.43
Total	$147,112,628	86.59%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Event Driven	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$10,937,827	11.48%
Transamerica Asset Allocation – Growth Portfolio	17,894,808	18.78
Transamerica Asset Allocation – Moderate Growth Portfolio	21,769,219	22.84
Transamerica Asset Allocation – Moderate Portfolio	17,693,064	18.56
Transamerica Multi-Manager Alternative Strategies Portfolio	26,074,833	27.35
Transamerica Multi-Manager Alternative Strategies VP	291,247	0.31
Total	$94,660,998	99.32%

Flexible Income
Transamerica Asset Allocation – Conservative Portfolio	$22,982,361	5.23%
Transamerica Asset Allocation – Moderate Growth Portfolio	38,803,991	8.82
Transamerica Asset Allocation – Moderate Portfolio	54,927,165	12.49
Total	$116,713,517	26.54%

Floating Rate
Transamerica Asset Allocation – Conservative Portfolio	$36,806,836	6.73%
Transamerica Asset Allocation – Conservative VP	7,661,281	1.40
Transamerica Asset Allocation – Moderate Growth Portfolio	46,279,016	8.46
Transamerica Asset Allocation – Moderate Growth VP	167,209,809	30.56
Transamerica Asset Allocation – Moderate Portfolio	53,026,759	9.69
Transamerica Asset Allocation – Moderate VP	110,010,321	20.11
Transamerica Multi-Manager Alternative Strategies Portfolio	14,097,638	2.58
Transamerica Multi-Manager Alternative Strategies VP	157,576	0.03
Total	$435,249,236	79.56%

Global Long/Short Equity
Transamerica Multi-Manager Alternative Strategies Portfolio	$4,496,209	47.88%
Transamerica Multi-Manager Alternative Strategies VP	50,310	0.54
Total	$4,546,519	48.42%

Growth
Transamerica Asset Allocation – Conservative Portfolio	$33,462,346	8.57%
Transamerica Asset Allocation – Growth Portfolio	108,961,932	27.92
Transamerica Asset Allocation – Moderate Growth Portfolio	142,415,529	36.49
Transamerica Asset Allocation – Moderate Portfolio	75,430,190	19.33
Total	$360,269,997	92.31%

High Quality Bond
Transamerica Asset Allocation – Intermediate Horizon	$20,153,835	6.05%
Transamerica Asset Allocation – Intermediate/Long Horizon	3,061,752	0.92
Transamerica Asset Allocation – Long Horizon	387,007	0.12
Transamerica Asset Allocation – Short Horizon	32,663,670	9.79
Transamerica Asset Allocation – Short/Intermediate Horizon	24,062,186	7.22
Transamerica Institutional Asset Allocation – Intermediate Horizon	5,795,534	1.74
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	752,523	0.23
Transamerica Institutional Asset Allocation – Long Horizon	132,766	0.04
Transamerica Institutional Asset Allocation – Short Horizon	1,682,794	0.51
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	1,202,858	0.36
Total	$89,894,925	26.98%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

High Yield Bond	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$15,239,383	0.72%
Transamerica Asset Allocation – Conservative VP	92,846,365	4.40
Transamerica Asset Allocation – Growth VP	27,959,664	1.32
Transamerica Asset Allocation – Intermediate Horizon	16,509,326	0.78
Transamerica Asset Allocation – Intermediate/Long Horizon	6,784,147	0.32
Transamerica Asset Allocation – Long Horizon	1,571,054	0.07
Transamerica Asset Allocation – Moderate Growth Portfolio	25,289,901	1.20
Transamerica Asset Allocation – Moderate Growth VP	258,987,324	12.26
Transamerica Asset Allocation – Moderate Portfolio	22,607,125	1.07
Transamerica Asset Allocation – Moderate VP	377,325,998	17.87
Transamerica Asset Allocation – Short Horizon	21,163,656	1.00
Transamerica Asset Allocation – Short/Intermediate Horizon	15,074,494	0.71
Transamerica Institutional Asset Allocation – Intermediate Horizon	4,550,998	0.22
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	1,544,396	0.07
Transamerica Institutional Asset Allocation – Long Horizon	553,602	0.03
Transamerica Institutional Asset Allocation – Short Horizon	1,125,689	0.05
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	785,756	0.04
Transamerica International Moderate Growth VP	60,332,651	2.86
Total	$950,251,529	44.99%

Inflation Opportunities
Transamerica Asset Allocation – Conservative Portfolio	$49,249,764	29.50%
Transamerica Asset Allocation – Moderate Growth Portfolio	35,344,617	21.17
Transamerica Asset Allocation – Moderate Portfolio	51,245,430	30.69
Total	$135,839,811	81.36%

Inflation-Protected Securities
Transamerica Asset Allocation – Intermediate Horizon	$29,653,171	12.34%
Transamerica Asset Allocation – Intermediate/Long Horizon	13,539,421	5.63
Transamerica Asset Allocation – Long Horizon	2,547,114	1.06
Transamerica Asset Allocation – Short Horizon	30,436,163	12.66
Transamerica Asset Allocation – Short/Intermediate Horizon	22,915,953	9.53
Transamerica Institutional Asset Allocation – Intermediate Horizon	8,212,615	3.42
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	3,244,218	1.35
Transamerica Institutional Asset Allocation – Long Horizon	839,288	0.35
Transamerica Institutional Asset Allocation – Short Horizon	1,664,837	0.69
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	1,207,969	0.50
Total	$114,260,749	47.53%

Intermediate Bond
Transamerica Asset Allocation – Conservative Portfolio	$87,576,662	2.82%
Transamerica Asset Allocation – Conservative VP	360,941,027	11.61
Transamerica Asset Allocation – Intermediate Horizon	59,970,635	1.93
Transamerica Asset Allocation – Intermediate/Long Horizon	23,434,139	0.75
Transamerica Asset Allocation – Long Horizon	3,089,492	0.10
Transamerica Asset Allocation – Moderate Growth Portfolio	86,944,084	2.80
Transamerica Asset Allocation – Moderate Growth VP	299,413,976	9.63
Transamerica Asset Allocation – Moderate Portfolio	122,002,366	3.92
Transamerica Asset Allocation – Moderate VP	931,646,608	29.95
Transamerica Asset Allocation – Short Horizon	89,153,444	2.87
Transamerica Asset Allocation – Short/Intermediate Horizon	57,190,669	1.84
Transamerica Institutional Asset Allocation – Intermediate Horizon	17,289,929	0.56
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	5,590,042	0.18
Transamerica Institutional Asset Allocation – Long Horizon	1,046,236	0.03
Transamerica Institutional Asset Allocation – Short Horizon	5,028,743	0.16
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	3,117,981	0.10
Transamerica International Moderate Growth VP	47,019,815	1.51
Total	$2,200,455,848	70.76%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

International Equity	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$40,659,130	0.90%
Transamerica Asset Allocation – Conservative VP	82,132,016	1.82
Transamerica Asset Allocation – Growth Portfolio	122,272,964	2.71
Transamerica Asset Allocation – Growth VP	117,584,690	2.61
Transamerica Asset Allocation – Intermediate Horizon	32,565,129	0.72
Transamerica Asset Allocation – Intermediate/Long Horizon	27,822,095	0.62
Transamerica Asset Allocation – Long Horizon	17,618,173	0.39
Transamerica Asset Allocation – Moderate Growth Portfolio	178,301,786	3.96
Transamerica Asset Allocation – Moderate Growth VP	488,430,738	10.85
Transamerica Asset Allocation – Moderate Portfolio	97,987,742	2.17
Transamerica Asset Allocation – Moderate VP	444,222,851	9.87
Transamerica Asset Allocation – Short Horizon	4,176,511	0.09
Transamerica Asset Allocation – Short/Intermediate Horizon	12,757,196	0.28
Transamerica Institutional Asset Allocation – Intermediate Horizon	8,884,543	0.20
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	6,511,843	0.14
Transamerica Institutional Asset Allocation – Long Horizon	5,941,022	0.13
Transamerica Institutional Asset Allocation – Short Horizon	232,172	0.01
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	657,819	0.01
Transamerica International Moderate Growth VP	182,978,105	4.06
Transamerica Madison Balanced Allocation VP	250,000	0.01
Transamerica Madison Conservative Allocation VP	175,000	0.00	(A)
Total	$1,872,161,525	41.55%

International Small Cap Value
Transamerica Asset Allocation – Conservative Portfolio	$9,150,775	1.21%
Transamerica Asset Allocation – Conservative VP	21,229,841	2.80
Transamerica Asset Allocation – Growth Portfolio	35,614,124	4.69
Transamerica Asset Allocation – Growth VP	30,672,288	4.04
Transamerica Asset Allocation – Moderate Growth Portfolio	48,401,938	6.38
Transamerica Asset Allocation – Moderate Growth VP	129,237,217	17.02
Transamerica Asset Allocation – Moderate Portfolio	24,786,232	3.27
Transamerica Asset Allocation – Moderate VP	122,689,901	16.17
Transamerica International Moderate Growth VP	48,297,812	6.36
Total	$470,080,128	61.94%

Large Cap Value
Transamerica Asset Allocation – Conservative Portfolio	$69,922,864	3.04%
Transamerica Asset Allocation – Conservative VP	64,244,327	2.79
Transamerica Asset Allocation – Growth Portfolio	218,126,330	9.48
Transamerica Asset Allocation – Growth VP	152,126,325	6.61
Transamerica Asset Allocation – Moderate Growth Portfolio	297,209,794	12.91
Transamerica Asset Allocation – Moderate Growth VP	472,011,824	20.51
Transamerica Asset Allocation – Moderate Portfolio	160,531,780	6.98
Transamerica Asset Allocation – Moderate VP	486,122,787	21.12
Transamerica International Moderate Growth VP	23,176,553	1.01
Total	$1,943,472,584	84.45%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Large Growth	Value	Percentage of Net Assets
Transamerica Asset Allocation – Intermediate Horizon	$39,828,007	4.58%
Transamerica Asset Allocation – Intermediate/Long Horizon	32,378,485	3.72
Transamerica Asset Allocation – Long Horizon	18,896,054	2.17
Transamerica Asset Allocation – Short Horizon	6,699,373	0.77
Transamerica Asset Allocation – Short/Intermediate Horizon	16,406,793	1.88
Transamerica Institutional Asset Allocation – Intermediate Horizon	11,079,770	1.27
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	7,682,110	0.88
Transamerica Institutional Asset Allocation – Long Horizon	6,353,103	0.73
Transamerica Institutional Asset Allocation – Short Horizon	366,465	0.04
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	902,278	0.10
Total	$140,592,438	16.14%

Mid Cap Growth
Transamerica Asset Allocation – Growth VP	$11,446,779	4.14%
Transamerica Asset Allocation – Intermediate Horizon	9,068,876	3.28
Transamerica Asset Allocation – Intermediate/Long Horizon	8,418,165	3.04
Transamerica Asset Allocation – Long Horizon	5,167,053	1.87
Transamerica Asset Allocation – Moderate Growth VP	78,132,315	28.24
Transamerica Asset Allocation – Moderate VP	71,341,104	25.79
Transamerica Asset Allocation – Short/Intermediate Horizon	3,872,153	1.40
Transamerica Asset Allocation – Short/Intermediate Horizon	10,153	0.00	(A)
Transamerica Institutional Asset Allocation – Intermediate Horizon	2,492,847	0.90
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	1,858,913	0.67
Transamerica Institutional Asset Allocation – Long Horizon	1,754,778	0.63
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	212,252	0.08
Total	$193,775,388	70.04%

Mid Cap Value Opportunities
Transamerica Asset Allocation – Conservative Portfolio	$6,232,162	0.35%
Transamerica Asset Allocation – Conservative VP	24,675,443	1.37
Transamerica Asset Allocation – Growth Portfolio	31,922,214	1.78
Transamerica Asset Allocation – Growth VP	17,405,754	0.97
Transamerica Asset Allocation – Intermediate Horizon	8,803,782	0.49
Transamerica Asset Allocation – Intermediate/Long Horizon	8,149,599	0.45
Transamerica Asset Allocation – Long Horizon	5,374,787	0.30
Transamerica Asset Allocation – Moderate Growth Portfolio	50,010,432	2.78
Transamerica Asset Allocation – Moderate Growth VP	78,924,966	4.39
Transamerica Asset Allocation – Moderate Portfolio	25,043,579	1.39
Transamerica Asset Allocation – Moderate VP	100,427,551	5.60
Transamerica Asset Allocation – Short/Intermediate Horizon	3,727,028	0.21
Transamerica Institutional Asset Allocation – Intermediate Horizon	2,425,923	0.14
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	1,973,888	0.11
Transamerica Institutional Asset Allocation – Long Horizon	1,821,276	0.10
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	201,703	0.01
Transamerica Madison Balanced Allocation VP	2,673,477	0.15
Transamerica Madison Conservative Allocation VP	911,994	0.05
Total	$370,705,558	20.64%

MLP & Energy Income
Transamerica Asset Allocation – Conservative Portfolio	$19,109,569	4.69%
Transamerica Asset Allocation – Growth Portfolio	85,187,859	20.91
Transamerica Asset Allocation – Moderate Growth Portfolio	112,341,086	27.58
Transamerica Asset Allocation – Moderate Portfolio	57,423,810	14.10
Total	$274,062,324	67.28%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Multi-Cap Growth	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$17,413,254	6.01%
Transamerica Asset Allocation – Growth Portfolio	38,676,648	13.34
Transamerica Asset Allocation – Moderate Growth Portfolio	69,591,425	24.01
Transamerica Asset Allocation – Moderate Portfolio	39,898,068	13.77
Total	$165,579,395	57.13%

Short-Term Bond
Transamerica Asset Allocation – Conservative Portfolio	$69,837,687	2.44%
Transamerica Asset Allocation – Moderate Growth Portfolio	37,791,642	1.32
Transamerica Asset Allocation – Moderate Portfolio	66,499,991	2.32
Transamerica BlackRock Tactical Allocation VP	71,306,116	2.50
Transamerica Madison Balanced Allocation VP	10,419,869	0.36
Transamerica Madison Conservative Allocation VP	10,910,747	0.38
Transamerica Multi-Manager Alternative Strategies Portfolio	20,688,102	0.72
Transamerica Multi-Manager Alternative Strategies VP	231,009	0.01
Total	$287,685,163	10.05%

Small Cap Core
Transamerica Asset Allocation – Conservative Portfolio	$7,145,515	2.46%
Transamerica Asset Allocation – Growth Portfolio	4,233,822	1.46
Transamerica Asset Allocation – Moderate Growth Portfolio	17,669,571	6.08
Transamerica Asset Allocation – Moderate Portfolio	11,014,181	3.80
Transamerica Asset Allocation – Short Horizon	4,110,435	1.42
Transamerica Asset Allocation – Short/Intermediate Horizon	3,782,519	1.30
Transamerica Institutional Asset Allocation – Short Horizon	230,558	0.08
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	201,371	0.07
Total	$48,387,972	16.67%

Small Cap Growth
Transamerica Asset Allocation – Conservative Portfolio	$3,554,454	2.33%
Transamerica Asset Allocation – Growth Portfolio	19,781,212	12.99
Transamerica Asset Allocation – Intermediate Horizon	9,288,755	6.10
Transamerica Asset Allocation – Intermediate/Long Horizon	8,418,250	5.53
Transamerica Asset Allocation – Long Horizon	5,296,566	3.48
Transamerica Asset Allocation – Moderate Growth Portfolio	15,083,265	9.90
Transamerica Asset Allocation – Moderate Portfolio	9,646,465	6.33
Transamerica Institutional Asset Allocation – Intermediate Horizon	2,501,411	1.64
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	1,877,580	1.23
Transamerica Institutional Asset Allocation – Long Horizon	1,779,665	1.17
Total	$77,227,623	50.70%

Small Cap Value
Transamerica Asset Allocation – Conservative Portfolio	$6,761,502	2.04%
Transamerica Asset Allocation – Growth Portfolio	44,313,112	13.37
Transamerica Asset Allocation – Growth VP	19,455,544	5.87
Transamerica Asset Allocation – Intermediate Horizon	8,546,643	2.58
Transamerica Asset Allocation – Intermediate/Long Horizon	8,094,922	2.44
Transamerica Asset Allocation – Long Horizon	5,156,337	1.56
Transamerica Asset Allocation – Moderate Growth Portfolio	33,562,480	10.13
Transamerica Asset Allocation – Moderate Growth VP	75,677,269	22.84
Transamerica Asset Allocation – Moderate Portfolio	21,186,210	6.39
Transamerica Asset Allocation – Moderate VP	57,898,714	17.47
Transamerica Institutional Asset Allocation – Intermediate Horizon	2,369,398	0.71
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	1,887,915	0.57
Transamerica Institutional Asset Allocation – Long Horizon	1,758,595	0.53
Total	$286,668,641	86.50%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Unconstrained Bond	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative VP	$21,907,036	8.57%
Transamerica Asset Allocation – Growth VP	28,240,221	11.05
Transamerica Asset Allocation – Moderate Growth VP	75,889,354	29.70
Transamerica Asset Allocation – Moderate VP	96,396,495	37.74
Transamerica International Moderate Growth VP	10,553,634	4.13
Transamerica Multi-Manager Alternative Strategies Portfolio	21,092,278	8.25
Transamerica Multi-Manager Alternative Strategies VP	235,621	0.09
Total	$254,314,639	99.53%

US Growth
Transamerica Asset Allocation – Conservative Portfolio	$23,041,339	2.15%
Transamerica Asset Allocation – Growth Portfolio	74,625,544	6.97
Transamerica Asset Allocation – Moderate Growth Portfolio	98,662,557	9.22
Transamerica Asset Allocation – Moderate Portfolio	51,618,394	4.82
Total	$247,947,834	23.16%

(A)	Percentage rounds to less than 0.01%.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Prior to the closing of the Transamerica Partners reorganizations, TAM provided investment advisory services to the applicable series of Transamerica Partners Funds Group, Transamerica Partners Institutional Funds Group and Transamerica Partners Portfolios (“Target Funds”) pursuant to investment advisory agreements. For TAM’s services, each series of Transamerica Partners Funds Group and Transamerica Partners Institutional Funds Group (“Target Feeder Funds”) was allocated investment advisory fees based on the interest owned in the corresponding Series Portfolio. The investment advisory fees were accrued daily on Average Net Assets (“ANA”) and payable monthly. Each Target Feeder Fund invested all of its assets in a corresponding Series Portfolio, and the fees payable to TAM under the investment advisory agreement were reduced completely by the aggregate advisory fees allocated to the Target Feeder Fund by the corresponding Series Portfolio. For those Funds that were Destination Funds in the Transamerica Partners reorganizations where the Accounting Survivor is a Target Feeder Fund, the investment advisory fees for the applicable Target Feeder Fund are included in the Statement of Operations within Expenses (net of waiver and/or reimbursement) allocated from the corresponding Series Portfolio. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Each Fund pays a management fee to TAM based on daily ANA at the following rates:

Fund	Rate
Bond
First $200 million	0.7050%
Over $200 million up to $750 million	0.6550
Over $750 million	0.6050
Capital Growth
First $500 million	0.8300
Over $500 million	0.7050
Concentrated Growth
First $650 million	0.6800
Over $650 million up to $1.15 billion	0.6600
Over $1.15 billion	0.6050
Dividend Focused
First $200 million	0.7800
Over $200 million up to $500 million	0.6800
Over $500 million	0.6300

Fund	Rate
Dynamic Allocation
First $250 million	0.5800%
Over $250 million up to $500 million	0.5700
Over $500 million up to $1.5 billion	0.5600
Over $1.5 billion up to $2.5 billion	0.5500
Over $2.5 billion	0.5400
Dynamic Income
First $500 million	0.5000
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $1.5 billion	0.4800
Over $1.5 billion up to $2 billion	0.4700
Over $2 billion up to $2.5 billion	0.4600
Over $2.5 billion	0.4500
Emerging Markets Debt
First $400 million	0.6300
Over $400 million	0.6100

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Emerging Markets Equity
First $250 million	0.9800%
Over $250 million up to $500 million	0.9600
Over $500 million	0.9300
Event Driven
First $50 million	1.2500
Over $50 million up to $300 million	1.1300
Over $300 million up to $750 million	1.0800
Over $750 million	1.0550
Flexible Income
First $250 million	0.5050
Over $250 million up to $350 million	0.4550
Over $350 million	0.4300
Floating Rate
First $1 billion	0.6400
Over $1 billion up to $1.5 billion	0.6200
Over $1.5 billion up to $2 billion	0.6000
Over $2 billion	0.5900
Global Equity
First $250 million	0.8400
Over $250 million up to $500 million	0.8300
Over $500 million up to $1 billion	0.8200
Over $1 billion up to $2 billion	0.8100
Over $2 billion up to $2.5 billion	0.7950
Over $2.5 billion	0.7900
Global Long/Short Equity
First $150 million	1.0300
Over $150 million up to $300 million	1.0050
Over $300 million	0.9800
Government Money Market
First $1 billion	0.2800
Over $1 billion up to $3 billion	0.2700
Over $3 billion	0.2600
Growth
First $250 million	0.8300
Over $250 million up to $500 million	0.7800
Over $500 million up to $1 billion	0.7300
Over $1 billion	0.6300
High Quality Bond
Effective April 21, 2017	0.3800
Prior to April 21, 2017	0.0000
High Yield Bond
First $1.25 billion	0.5800
Over $1.25 billion up to $2 billion	0.5550
Over $2 billion	0.5300
High Yield Muni
First $500 million	0.5400
Over $500 million up to $1 billion	0.5300
Over $1 billion	0.5000
Inflation Opportunities
First $200 million	0.5800
Over $200 million up to $500 million	0.5700
Over $500 million	0.5400

Fund	Rate
Inflation Protected-Securities
Effective April 21, 2017	0.3800%
Prior to April 21, 2017	0.0000
Intermediate Bond
Effective March 24, 2017
First $2 billion	0.3800
Over $2 billion	0.3650
Prior to March 24, 2017	0.0000
Intermediate Muni
First $150 million	0.4700
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion	0.3900
International Equity
First $500 million	0.7700
Over $500 million up to $1 billion	0.7500
Over $1 billion up to $2 billion	0.7200
Over $2 billion	0.6900
International Small Cap Value
First $300 million	0.9550
Over $300 million up to $750 million	0.9300
Over $750 million	0.8800
Large Cap Value
First $750 million	0.6800
Over $750 million up to $1 billion	0.6500
Over $1 billion	0.6300
Large Core
Effective March 10, 2017	0.6300
Prior to March 10, 2017	0.0000
Large Growth
Effective March 10, 2017
First $2 billion	0.6500
Over $2 billion up to $3 billion	0.6400
Over $3 billion up to $4 billion	0.6300
Over $4 billion	0.6100
Prior to March 10, 2017	0.0000
Mid Cap Growth
Effective March 10, 2017
First $1 billion	0.7500
Over $1 billion	0.7300
Prior to March 10, 2017	0.0000
Mid Cap Value Opportunities
First $750 million	0.7000
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
MLP & Energy Income
First $250 million	1.1300
Over $250 million up to $500 million	1.0800
Over $500 million up to $1 billion	1.0100
Over $1 billion up to $2 billion	0.9100
Over $2 billion	0.8500

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Multi-Cap Growth
First $700 million	0.7000%
Over $700 million up to $1.5 billion	0.6900
Over $1.5 billion up to $3 billion	0.6700
Over $3 billion	0.6300
Multi-Managed Balanced
First $1 billion	0.6500
Over $1 billion up to $5 billion	0.5900
Over $5 billion	0.5800
Short-Term Bond
First $250 million	0.5800
Over $250 million up to $500 million	0.5300
Over $500 million up to $1 billion	0.5050
Over $1 billion	0.4800
Small Cap Core
Effective March 10, 2017
First $300 million	0.8300
Over $300 million	0.8000
Prior to March 10, 2017	0.0000
Small Cap Growth
First $300 million	0.8700
Over $300 million	0.8300
Small Cap Value
Effective April 21, 2017
First $250 million	0.8500
Over $250 million up to $500 million	0.8100
Over $500 million up to $750 million	0.7800
Over $750 million	0.7550
Prior to April 21, 2017	0.0000

Fund	Rate
Small/Mid Cap Value
Effective December 5, 2016
First $350 million	0.7900%
Over $350 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7650
Over $750 million up to $1 billion	0.7550
Over $1 billion up to $1.5 billion	0.7350
Over $1.5 billion up to $2 billion	0.7300
Over $2 billion	0.7250
Prior to December 5, 2016
First $500 million	0.8300
Over $500 million	0.7800
Strategic High Income
First $600 million	0.6900
Over $600 million up to $1 billion	0.6600
Over $1 billion up to $2 billion	0.6300
Over $2 billion	0.6150
Unconstrained Bond
First $1 billion	0.6700
Over $1 billion up to $2 billion	0.6550
Over $2 billion	0.6500
US Growth
First $150 million	0.7300
Over $150 million up to $650 million	0.7000
Over $650 million up to $1.15 billion	0.6800
Over $1.15 billion up to $2 billion	0.6550
Over $2 billion up to $3 billion	0.6400
Over $3 billion up to $4 billion	0.6300
Over $4 billion	0.6100

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses based on daily ANAs excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Bond
Effective March 1, 2017
Class I2, Class R6	0.71%	March 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.71
Capital Growth
Effective March 1, 2017
Class A	1.45	March 1, 2018
Class B, Class C	2.20	March 1, 2018
Class I, Class I2, Advisor Class	1.20	March 1, 2018
Class T1 (B)	1.45	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.20

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Concentrated Growth
Effective March 1, 2017
Class A	1.20%	March 1, 2018
Class C	1.95	March 1, 2018
Class I, Class I2, Advisor Class	0.95	March 1, 2018
Class T1 (B)	1.20	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.95

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Dividend Focused
Effective March 1, 2017
Class A	1.15%	March 1, 2018
Class C	1.90	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	0.90	March 1, 2018
Class T1 (B)	1.15	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.90
Dynamic Allocation
Effective March 1, 2017
Class A	1.10	March 1, 2018
Class C	1.85	March 1, 2018
Class I	0.85	March 1, 2018
Class T1 (B)	1.10	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.85
Dynamic Income
Effective March 1, 2017
Class A	0.92	March 1, 2018
Class C	1.67	March 1, 2018
Class I, Advisor Class (C)	0.67	March 1, 2018
Class T1 (B)	0.92	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.67
Emerging Markets Debt
Effective March 1, 2017
Class A	1.25	March 1, 2018
Class C	2.00	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	1.00	March 1, 2018
Class T1 (B)	1.25	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.00
Emerging Markets Equity
Effective March 1, 2017
Class A	1.75	March 1, 2018
Class C	2.50	March 1, 2018
Class I, Class I2, Advisor Class	1.50	March 1, 2018
Class T1 (B)	1.75	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.50
Event Driven
Effective March 1, 2017
Class I, Class I2, Advisor Class	1.35	March 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.35

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Flexible Income
Effective March 1, 2017
Class A	1.10%	March 1, 2018
Class B, Class C	1.85	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	0.85	March 1, 2018
Class T1 (B)	1.10	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.85
Floating Rate
Effective March 1, 2017
Class A	1.05	March 1, 2018
Class C	1.80	March 1, 2018
Class I, Class I2	0.80	March 1, 2018
Class T1 (B)	1.05	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.80
Global Equity
Effective March 1, 2017
Class A	1.35	March 1, 2018
Class B, Class C	2.10	March 1, 2018
Class I, Class R6, Advisor Class	1.10	March 1, 2018
Class T1 (B)	1.35	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.10
Global Long/Short Equity
Effective March 1, 2017
Class A	1.80	March 1, 2018
Class I, Class I2, Advisor Class	1.55	March 1, 2018
Class T1 (B)	1.80	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.55
Government Money Market
Effective March 1, 2017
Class A	0.73	March 1, 2018
Class B, Class C	1.48	March 1, 2018
Class I, Class I2	0.48	March 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.48
Growth
Effective March 1, 2017
Class I2, Class R6	0.85	March 1, 2018
Prior to March 1, 2017
Fund Level (A)	N/A
High Quality Bond
Effective April 21, 2017
Class I3 (D)	0.40	March 1, 2018
Class R (D)	1.00	March 1, 2018
Class R4	0.65	March 1, 2018
Prior to April 21, 2017
Class R4	0.65

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
High Yield Bond
Effective March 1, 2017
Class A	1.20%	March 1, 2018
Class B, Class C	1.95	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	0.95	March 1, 2018
Class I3 (E)	0.60	March 1, 2018
Class R (E)	1.10	March 1, 2018
Class R4 (E)	0.85	March 1, 2018
Class T1 (B)	1.20	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.95
High Yield Muni
Effective March 1, 2017
Class A	1.01	March 1, 2018
Class C	1.76	March 1, 2018
Class I, Class I2	0.76	March 1, 2018
Class T1 (B)	1.01	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.76
Inflation Opportunities
Effective March 1, 2017
Class A	1.00	March 1, 2018
Class C	1.75	March 1, 2018
Class I, Class I2, Class R6	0.75	March 1, 2018
Class T1 (B)	1.00	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.75
Inflation-Protected Securities
Effective April 21, 2017
Class I3 (D)	0.40	March 1, 2018
Class R (D)	1.00	March 1, 2018
Class R4	0.65	March 1, 2018
Prior to April 21, 2017
Class R4	0.65
Intermediate Bond
Effective March 24, 2017
Class I2 (E)	0.55	March 1, 2018
Class I3 (E)	0.40	March 1, 2018
Class R (E)	1.00	March 1, 2018
Class R4	0.65	March 1, 2018
Prior to March 24, 2017
Class R4	0.65
Intermediate Muni
Effective March 1, 2017
Class A	0.96	March 1, 2018
Class C	1.71	March 1, 2018
Class I, Class I2, Advisor Class	0.71	March 1, 2018
Class T1 (B)	0.96	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.71

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
International Equity
Effective March 1, 2017
Class A	1.35%	March 1, 2018
Class C	2.10	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	1.10	March 1, 2018
Class I3 (F)	0.90	March 1, 2018
Class R (F)	1.40	March 1, 2018
Class R4 (F)	1.15	March 1, 2018
Class T1 (B)	1.35	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.10
International Small Cap Value
Effective March 1, 2017
Class I, Class I2	1.22	March 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.22
Large Cap Value
Effective March 1, 2017
Class A	1.15	March 1, 2018
Class C	1.90	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	0.90	March 1, 2018
Class T1 (B)	1.15	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.95
Large Core
Effective March 10, 2017
Class I3 (F)	0.65	March 1, 2018
Class R (F)	1.15	March 1, 2018
Class R4	0.90	March 1, 2018
Prior to March 10, 2017
Class R4	0.90
Large Growth
Effective March 10, 2017
Class I3 (F)	0.65	March 1, 2018
Class R (F)	1.25	March 1, 2018
Class R4	0.90	March 1, 2018
Prior to March 10, 2017
Class R4	0.90
Mid Cap Growth
Effective March 10, 2017
Class A (F)	1.30	March 1, 2018
Class C (F)	2.05	March 1, 2018
Class I, Class I2, Advisor Class (F)	1.05	March 1, 2018
Class I3 (F)	0.75	March 1, 2018
Class R (F)	1.35	March 1, 2018
Class R4	0.95	March 1, 2018
Class T1 (B)	1.30	April 1, 2018
Prior to March 10, 2017
Class R4	0.95

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Mid Cap Value Opportunities
Effective March 1, 2017
Class A	1.20%	March 1, 2018
Class C	1.95	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	0.95	March 1, 2018
Class I3 (E)	0.70	March 1, 2018
Class R (E)	1.25	March 1, 2018
Class R4 (E)	0.90	March 1, 2018
Class T1 (B)	1.20	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.95
MLP & Energy Income
Effective March 1, 2017
Class A	1.60	March 1, 2018
Class C	2.35	March 1, 2018
Class I, Class I2, Advisor Class	1.35	March 1, 2018
Class T1 (B)	1.60	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.35
Multi-Cap Growth
Effective March 1, 2017
Class A	1.25	March 1, 2018
Class B, Class C	2.00	March 1, 2018
Class I, Class I2, Advisor Class	1.00	March 1, 2018
Class T1 (B)	1.25	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.00
Multi-Managed Balanced
Effective March 1, 2017
Class A	1.40	March 1, 2018
Class B, Class C	2.15	March 1, 2018
Class I, Class R6, Advisor Class (C)	1.15	March 1, 2018
Class T1 (B)	1.40	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.15
Short-Term Bond
Effective March 1, 2017
Class A	1.00	March 1, 2018
Class C	1.75	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	0.75	March 1, 2018
Class T1 (B)	1.00	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.75

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Small Cap Core
Effective March 10, 2017
Class A (F)	1.30%	March 1, 2018
Class C (F)	2.05	March 1, 2018
Class I, Class I2, Advisor Class (F)	1.05	March 1, 2018
Class I3 (F)	0.85	March 1, 2018
Class R (F)	1.50	March 1, 2018
Class R4	1.10	March 1, 2018
Class T1 (B)	1.30	April 1, 2018
Prior to March 10, 2017
Class R4	1.10
Small Cap Growth
Effective March 1, 2017
Class A	1.40	March 1, 2018
Class C	2.15	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	1.15	March 1, 2018
Class I3 (F)	0.90	March 1, 2018
Class R (F)	1.55	March 1, 2018
Class R4 (F)	1.15	March 1, 2018
Class T1 (B)	1.40	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.15
Small Cap Value
Effective April 21, 2017
Class A (D)	1.30	March 1, 2018
Class C (D)	2.05	March 1, 2018
Class I, Class I2, Class R6, Advisor Class (D)	1.05	March 1, 2018
Class I3 (D)	0.85	March 1, 2018
Class R (D)	1.50	March 1, 2018
Class R4	1.10	March 1, 2018
Class T1 (D)	1.30	April 1, 2018
Prior to April 21, 2017
Class R4	1.10
Small/Mid Cap Value
Effective March 1, 2017
Class A	1.40	March 1, 2018
Class B, Class C	2.15	March 1, 2018
Class I, Class I2, Class R6, Advisor Class	1.15	March 1, 2018
Class T1 (B)	1.40	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.15

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Strategic High Income
Effective March 1, 2017
Class A	1.20%	March 1, 2018
Class C	1.95	March 1, 2018
Class I, Class I2, Advisor Class	0.95	March 1, 2018
Class T1 (B)	1.20	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.95
Unconstrained Bond
Effective March 1, 2017
Class I, Class I2, Advisor Class	0.95	March 1, 2018
Prior to March 1, 2017
Fund Level (A)	0.95

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
US Growth
Effective March 1, 2017
Class A	1.42%	March 1, 2018
Class B, Class C	2.17	March 1, 2018
Class I, Class I2, Class T, Advisor Class	1.17	March 1, 2018
Class T1 (B)	1.42	April 1, 2018
Prior to March 1, 2017
Fund Level (A)	1.17

(A)	Prior to March 1, 2017, TAM’s expense limitation contractual arrangements with the Funds were applied at the Fund level and excluded distribution fees (Rule 12b-1 fees) for all applicable share classes.
(B)	Class commenced operations on March 17, 2017.
(C)	Class commenced operations on March 3, 2017.
(D)	Class commenced operations on April 21, 2017.
(E)	Class commenced operations on March 24, 2017.
(F)	Class commenced operations on March 10, 2017.

TAM is entitled to recapture expenses paid by the Funds for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Funds operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended April 30, 2017 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

For those Funds impacted by the Transamerica Partners reorganizations where the Accounting Survivor is not the Destination Fund, expenses paid by the Funds for fees waived and/or reimbursed during any of the previous 36 months prior to the reorganization are eligible to be recaptured by TAM. The Statements of Operations represents activity for the four months of January 1, 2017 through April 30, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

As of October 31, 2016, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture. The Government Money Market fund is discussed in further detail in proceeding notes and tables.

	Amounts Available from Fiscal Years
Fund	2014	2015	2016	2017	Total
Bond
Class I2	$—	$—	$79,133	$85,792	$164,925
Class R6	—	—	20	298	318
Capital Growth
Class B	—	—	799	1,798	2,597
Concentrated Growth
Class A	—	—	—	21	21
Advisor Class	—	—	—	2	2
Dividend Focused
Advisor Class	—	—	—	2	2
Dynamic Allocation
Class A	6,280	38,697	27,381	20,033	92,391
Class C	4,641	27,437	21,410	17,346	70,834
Class I	1,585	10,422	4,549	5,324	21,880
Class T1	—	—	—	3	3

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available from Fiscal Years
Fund	2014	2015	2016	2017	Total
Dynamic Income
Class C	$—	$—	$—	$2,208	$2,208
Class I	—	—	—	788	788
Advisor Class	—	—	—	1	1
Event Driven
Class I	—	—	—	35	35
Class I2	—	113,015	48,658	107,738	269,411
Advisor Class	—	—	—	15	15
Flexible Income
Class B	—	—	—	328	328
Floating Rate
Class A	—	—	1,152	3,086	4,238
Class C	1,119	1,907	2,210	776	6,012
Class I	—	229	4,654	6,565	11,448
Global Equity
Class A	964	14,726	22,402	48,694	86,786
Class B	4,135	9,073	5,277	3,387	21,872
Class C	—	2,396	26,533	53,448	82,377
Class I	—	—	—	20,571	20,571
Class R6	—	—	—	116	116
Class T1	—	—	—	1	1
Advisor Class	—	—	—	9	9
Global Long/Short Equity
Class A	—	—	35,334	30,665	65,999
Class I	—	—	37,366	31,827	69,193
Class I2	—	—	123,169	57,789	180,958
Class T1	—	—	—	31	31
Advisor Class	—	—	—	108	108
High Quality Bond
Class I3	—	—	—	1,641	1,641
Class R4	—	—	—	469	469
High Yield Bond
Class I3	—	—	—	8,354	8,354
Class R	—	—	—	2,054	2,054
Class R4	—	—	—	8,750	8,750
High Yield Muni
Class A	23,263	29,443	10,570	6,891	70,167
Class C	6,929	7,516	1,821	1,937	18,203
Class I	22,185	35,101	11,754	10,711	79,751
Inflation Opportunities
Class A	—	—	—	147	147
Class C	—	—	141	241	382
Class I	77	111	135	222	545
Inflation-Protected Securities
Class I3	—	—	—	1,295	1,295
Class R4	—	—	—	1,226	1,226
Intermediate Bond
Class I3	—	—	—	2,090	2,090
Class R4	—	—	—	1,488	1,488
Large Core
Class I3	—	—	—	14,656	14,656
Class R	—	—	—	4,963	4,963
Class R4	—	—	—	810	810

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available from Fiscal Years
Fund	2014	2015	2016	2017	Total
Large Growth
Class I3	$—	$—	$—	$36,485	$36,485
Class R4	—	—	—	5,781	5,781
Mid Cap Growth
Class A	—	—	—	731	731
Class C	—	—	—	93	93
Class I	—	—	—	45	45
Class I3	—	—	—	7,619	7,619
Class R	—	—	—	3,723	3,723
Class R4	—	—	—	4,927	4,927
Advisor Class	—	—	—	2	2
Mid Cap Value Opportunities
Class I3	—	—	—	15,338	15,338
Class R4	—	—	—	47,109	47,109
MLP & Energy Income
Class C	—	—	—	3,656	3,656
Advisor Class	—	—	—	2	2
Multi-Cap Growth
Class A	—	—	60,454	64,497	124,951
Class B	—	—	5,676	3,923	9,599
Class C	—	—	8,705	7,869	16,754
Multi-Managed Balanced
Class B	—	—	—	12	12
Small Cap Core
Class A	—	—	—	3,695	3,695
Class C	—	—	—	666	666
Class I	—	—	—	1,531	1,531
Class I2	—	—	—	5,944	5,944
Class I3	—	—	—	50,556	50,556
Class R	—	—	—	6,513	6,513
Class R4	—	—	—	3,278	3,278
Advisor Class	—	—	—	8	8
Small Cap Growth
Class A	—	—	—	9,217	9,217
Class C	—	—	—	1,762	1,762
Class I	—	—	—	2,634	2,634
Class I2	—	—	—	11,710	11,710
Class I3	—	—	—	6,987	6,987
Class R	—	—	—	7,390	7,390
Class R4	—	—	—	4,422	4,422
Class R6	—	—	—	11	11
Advisor Class	—	—	—	9	9
Small Cap Value
Class A	—	—	1,057	1,131	2,188
Class C	—	—	—	82	82
Class I	—	—	—	104	104
Class I2	—	—	—	13,487	13,487
Class I3	—	—	—	378	378
Class R4	—	—	—	137	137
Class R6	—	—	—	3	3
Advisor Class	—	—	—	4	4

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available from Fiscal Years
Fund	2014	2015	2016	2017	Total
Strategic High Income
Class A	$—	$—	$—	$1,305	$1,305
Class C	—	—	—	236	236
Class I	—	22,786	29,532	21,988	74,306
Class I2	22,382	9,501	—	—	31,883
Advisor Class	—	—	—	6	6
Unconstrained Bond
Class I	—	48	40	96	184
Advisor Class	—	—	—	2	2
US Growth
Class B	—	—	—	2,579	2,579

Government Money Market: TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of Government Money Market, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon Government Money Market attaining such yield as the Trust’s officers reasonably determine.

Once Government Money Market, or any classes thereof, has maintained a daily positive yield for a reasonable amount of time, as determined by TAM, TAM is entitled to recapture of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to Government Money Market, or any classes thereof, during any of the previous thirty-six (36) months. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statement of Operations.

For the period and years ended April 30, 2017, October 31, 2016, October 31, 2015 and October 31, 2014, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived from Fiscal Years
	2014	2015	2016	2017	Total
Class A	$230,269	$386,454	$462,514	$145,447	$1,224,684
Class B	27,183	35,185	21,043	5,816	89,227
Class C	158,013	269,297	250,500	98,170	775,980
Class I	25,168	40,330	15,152	2,715	83,365
Class I2	50,313	75,657	20,534	4,797	151,301

As of April 30, 2017, the balances available for recapture by TAM due to the maintenance of the yield is as follows:

	Amounts Available from Fiscal Years
	2014	2015	2016	2017	Total
Class A	$230,269	$386,454	$462,514	$145,447	$1,224,684
Class B	27,183	35,185	21,043	5,816	89,227
Class C	158,013	269,297	250,500	98,170	775,980
Class I	25,168	40,330	15,152	2,715	83,365
Class I2	50,313	75,657	20,534	4,797	151,301

For the period and years ended April 30, 2017, October 31, 2016, October 31, 2015, and October 31, 2014 the amounts waived by TAM due to the operating expense limitation is as follows:

	Amounts Waived from Fiscal Years
	2014	2015	2016	2017	Total
Class A	$142,335	$288,293	$214,037	$17,353	$662,018
Class B	6,313	10,268	5,827	1,919	24,327
Class C	20,162	45,331	30,691	5,597	101,781
Class I	26,121	54,982	43,216	12,707	137,026
Class I2	1,636	20,178	—	—	21,814

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2017, the balances available for recapture by TAM due to the operating expense limitation is as follows:

	Amounts Available from Fiscal Years
	2014	2015	2016	2017	Total
Class A	$142,335	$288,293	$214,037	$17,353	$662,018
Class B	6,313	10,268	5,827	1,919	24,327
Class C	20,162	45,331	30,691	5,597	101,781
Class I	26,121	54,982	43,216	12,707	137,026
Class I2	1,636	20,178	—	—	21,814

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00
Class C	1.00
Class R (B)	0.50
Class R4 (B)	0.25
Class T1	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3, Class R6, Class T, and Advisor Class.
(B)	Prior to the Transamerica Partners reorganization date, the Transamerica Partners Fund Group and Transamerica Partners Institutional Fund Group had a 0.25% distribution fee. Please reference the Reorganization section of the Notes to Financial Statements for more information.

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. Funds not listed in the subsequent table do not have a 12b-1 waiver.

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
High Yield Muni	0.10%	0.25%	March 1, 2018
Intermediate Muni	0.10	0.25	March 1, 2018

Shareholder fees: Class A, Class T, and Class T1 shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2017, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Capital Growth
Class A	$264,000	$4,634
Class B	—	261
Class C	—	5,670
Concentrated Growth
Class A	954	—
Class C	—	22

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Dividend Focused
Class A	$40,026	$463
Class C	—	746
Dynamic Allocation
Class A	8,849	—
Class C	—	239

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Dynamic Income
Class A	$42,759	$150
Class C	—	1,890
Emerging Markets Debt
Class A	10,002	5
Class C	—	305
Emerging Markets Equity
Class A	4,883	10
Class C	—	775
Flexible Income
Class A	35,581	628
Class C	—	3,917
Floating Rate
Class A	75,813	—
Class C	—	1,075
Global Equity
Class A	12,141	—
Class B	—	295
Class C	—	153
Global Long/Short Equity
Class A	327	—
Government Money Market
Class B	—	339
Class C	—	4,105
High Yield Bond
Class A	88,703	1,003
Class B		88
Class C	—	4,115
High Yield Muni
Class A	28,110	3,027
Class C	—	5,893
Inflation Opportunities
Class A	78	—
Intermediate Muni
Class A	234,844	38,265
Class C	—	62,397
International Equity
Class A	42,955	18,531
Class C	—	4,719

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Large Cap Value
Class A	$323,460	$449
Class C	—	5,039
Mid Cap Growth
Class A	6,076	—
Mid Cap Value Opportunities
Class A	165,279	15
Class C	—	3,341
Multi-Cap Growth
Class A	20,046	—
Class B	—	191
Class C	—	68
MLP & Energy Income
Class A	49,424	5,627
Class C	—	1,141
Multi-Managed Balanced
Class A	402,677	5,330
Class B	—	355
Class C	—	12,957
Short-Term Bond
Class A	183,688	33,173
Class C	—	21,841
Small Cap Core
Class A	929	—
Small Cap Growth
Class A	16,769	3
Small Cap Value
Class A	35	—
Small/Mid Cap Value
Class A	252,794	10
Class B	—	183
Class C	—	3,257
Strategic High Income
Class A	24,800	—
Class C	—	1,100
US Growth
Class A	122,529	—
Class B	—	951
Class C	—	668

Administration and Transfer agent fees: Each Fund pays a management fee to TAM for investment management and administration services and is reflected in Investment management fees within the Statements of Operations.

Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Prior to the closing of the Transamerica Partners reorganizations, TAM provided fund administration and transfer agent services to the Target Feeder Funds under a separate administrative services agreement. The Target Feeder Funds paid a fee to TAM at an annual rate of 0.30% of their daily ANA. TFS provided transfer agency services to the Target Funds and the Target Funds did not pay a separate transfer agency fee. For those Funds that were destination funds in the Transamerica Partners reorganizations, the administrative fees

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

are included in Administration fees within the Statements of Assets and Liabilities and Statements of Operations. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For the period ended April 30, 2017, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Bond	$8,014	$1,221
Capital Growth	289,505	49,521
Dividend Focused	45,097	5,508
Concentrated Growth	21,658	3,330
Dynamic Allocation	14,215	2,913
Dynamic Income	185,655	40,370
Emerging Markets Debt	299,658	45,037
Emerging Markets Equity	10,446	1,226
Event Driven	3,578	548
Flexible Income	187,013	25,296
Floating Rate	40,841	6,917
Global Equity	100,777	20,291
Global Long/Short Equity	1,378	213
Government Money Market	144,997	24,373
Growth	13,752	2,192
High Quality Bond	335	335
High Yield Bond	248,096	37,891
High Yield Muni	43,653	8,417
Inflation Opportunities	6,955	999
Inflation-Protected Securities	180	180
Intermediate Bond	19,714	15,789
Intermediate Muni	461,861	56,690
International Equity	1,195,946	212,585
International Small Cap Value	145,838	23,608
Large Cap Value	183,354	21,246
Large Core	2,139	1,215
Large Growth	6,099	3,476
Mid Cap Growth	3,840	1,329
Mid Cap Value Opportunities	244,808	42,085
MLP & Energy Income	88,133	14,933
Multi-Cap Growth	180,743	31,150
Multi-Managed Balanced	389,435	57,511
Short-Term Bond	934,078	166,082
Small Cap Core	3,776	1,361
Small Cap Growth	12,991	888
Small Cap Value	621	1,631
Small/Mid Cap Value	609,082	115,393
Strategic High Income	52,909	5,911
Unconstrained Bond	8,662	1,512
US Growth	663,368	108,040

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2017, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended April 30, 2017, brokerage commissions are as follows. Funds not listed in the subsequent table do not have brokerage commissions.

Fund	Commissions
Capital Growth	$55

9. PRINCIPAL OWNERSHIP

As of April 30, 2017, the Funds had individual shareholder(s) and/or omnibus accounts owning more than 10% of total shares outstanding. The Funds have no knowledge if any portion of the unaffiliated shares are owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on operations, and thus may impact Fund performance. Shareholder accounts with over 10% of total shares outstanding are as follows. Funds or classes not listed in the table do not have shareholder accounts over 10% of total shares outstanding.

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Bond
Class I2	3	91.26%	91.26%
Class R6	1	94.42%	0.00%
Capital Growth
Class A	1	22.69%	0.00%
Class C	3	40.74%	0.00%
Class I	2	40.95%	0.00%
Class I2	3	85.00%	85.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Concentrated Growth
Class A	2	61.30%	40.11%
Class C	3	78.05%	36.52%
Class I	2	69.77%	0.00%
Class I2	3	85.93%	85.93%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Dividend Focused
Class A	2	88.12%	73.01%
Class C	3	52.68%	0.00%
Class I	4	81.79%	0.00%
Class I2	3	84.48%	84.48%
Class R6	2	93.43%	24.51%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Dynamic Allocation
Class A	2	44.14%	0.00%
Class C	3	64.65%	0.00%
Class I	4	93.69%	11.17%
Class T1	1	100.00%	100.00%
Dynamic Income
Class A	3	50.14%	0.00%
Class C	3	49.72%	0.00%
Class I	3	62.83%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Emerging Markets Debt
Class A	1	23.65%	0.00%
Class C	5	67.65%	0.00%
Class I	3	60.61%	0.00%
Class I2	3	96.29%	96.29%
Class R6	4	99.99%	81.97%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Emerging Markets Equity
Class A	2	68.90%	0.00%
Class C	2	40.27%	10.75%
Class I	3	86.75%	0.00%
Class I2	3	89.25%	89.25%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Event Driven
Class I	2	99.71%	17.99%
Class I2	5	99.06%	99.06%
Advisor Class	1	100.00%	100.00%
Flexible Income
Class A	2	37.82%	0.00%
Class B	3	46.26%	0.00%
Class C	4	60.85%	0.00%
Class I	4	52.82%	0.00%
Class I2	3	93.71%	93.71%
Class R6	3	100.00%	55.91%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Floating Rate
Class A	3	77.87%	0.00%
Class C	4	74.89%	0.00%
Class I	5	87.00%	0.00%
Class I2	4	84.76%	84.76%
Class T1	1	100.00%	100.00%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

9. PRINCIPAL OWNERSHIP (continued)

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Global Equity
Class A	1	14.62%	0.00%
Class B	1	19.73%	0.00%
Class C	3	53.89%	0.00%
Class I	4	67.41%	0.00%
Class R6	2	91.29%	91.29%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Global Long/Short Equity
Class A	1	99.72%	99.72%
Class I	1	99.97%	99.97%
Class I2	1	98.89%	98.89%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Government Money Market
Class A	1	68.27%	0.00%
Class I	1	14.53%	0.00%
Class I2	1	99.53%	0.00%
Growth
Class I2	3	85.03%	85.03%
Class R6	3	100.00%	44.37%
High Quality Bond
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
High Yield Bond
Class A	2	35.65%	0.00%
Class B	2	40.20%	0.00%
Class C	3	45.04%	0.00%
Class I	3	56.75%	0.00%
Class I2	3	79.53%	79.53%
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	98.87%	0.00%
Class R6	3	94.94%	14.86%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
High Yield Muni
Class A	4	64.02%	0.00%
Class C	3	55.81%	0.00%
Class I	5	81.95%	0.00%
Class I2	1	100.00%	100.00%
Class T1	1	100.00%	100.00%

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Inflation Opportunities
Class A	4	79.91%	40.56%
Class C	3	85.61%	31.74%
Class I	1	96.09%	96.09%
Class I2	4	93.66%	82.19%
Class R6	1	100.00%	100.00%
Class T1	1	100.00%	100.00%
Inflation-Protected Securities
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Intermediate Bond
Class I2	3	80.33%	80.33%
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Intermediate Muni
Class A	1	25.43%	0.00%
Class C	5	69.00%	0.00%
Class I	3	54.05%	0.00%
Class I2	1	100.00%	100.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
International Equity
Class A	2	65.72%	0.00%
Class C	3	46.26%	0.00%
Class I	2	53.49%	0.00%
Class I2	3	62.27%	62.27%
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Class R6	3	62.43%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
International Small Cap Value
Class I	2	87.56%	0.00%
Class I2	4	72.90%	72.90%
Large Cap Value
Class A	3	60.33%	0.00%
Class C	4	60.47%	0.00%
Class I	3	64.95%	0.00%
Class I2	4	74.07%	74.07%
Class R6	3	99.00%	61.52%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

9. PRINCIPAL OWNERSHIP (continued)

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Large Core
Class I3	1	100.00%	100.00%
Class R	1	99.82%	0.00%
Class R4	1	100.00%	0.00%
Large Growth
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Mid Cap Growth
Class A	1	88.52%	0.00%
Class C	2	43.33%	27.39%
Class I	3	91.35%	63.08%
Class I2	2	92.88%	92.88%
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Mid Cap Value Opportunities
Class A	1	80.84%	0.00%
Class C	3	67.74%	0.00%
Class I	2	63.39%	0.00%
Class I2	3	66.41%	66.41%
Class I3	1	100.00%	100.00%
Class R	1	99.72%	0.00%
Class R4	1	99.78%	0.00%
Class R6	2	99.68%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
MLP & Energy Income
Class A	3	53.07%	0.00%
Class C	2	46.44%	0.00%
Class I	3	64.52%	0.00%
Class I2	3	88.05%	88.05%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Multi-Cap Growth
Class I	1	50.56%	0.00%
Class I2	4	95.96%	95.96%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Multi-Managed Balanced
Class A	1	62.15%	0.00%
Class B	1	16.07%	0.00%
Class C	3	45.39%	0.00%
Class I	2	50.00%	0.00%
Class R6	2	100.00%	74.01%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Short-Term Bond
Class A	2	49.37%	0.00%
Class C	3	45.02%	0.00%
Class I	3	50.11%	0.00%
Class I2	4	77.85%	77.85%
Class R6	3	94.72%	24.63%
Class T1	1	99.04%	99.04%
Advisor Class	1	100.00%	100.00%
Small Cap Core
Class A	1	76.27%	0.00%
Class C	3	70.89%	43.40%
Class I	2	97.16%	18.01%
Class I2	4	100.00%	100.00%
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Small Cap Growth
Class A	2	83.32%	0.00%
Class C	3	50.29%	13.51%
Class I	3	70.26%	0.00%
Class I2	4	87.72%	87.72%
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Class R6	1	100.00%	100.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Small Cap Value
Class A	2	74.40%	14.61%
Class C	2	54.36%	42.92%
Class I	2	81.78%	58.01%
Class I2	4	79.10%	79.10%
Class I3	1	100.00%	100.00%
Class R	1	100.00%	0.00%
Class R4	1	100.00%	0.00%
Class R6	1	100.00%	100.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

9. PRINCIPAL OWNERSHIP (continued)

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Small/Mid Cap Value
Class A	2	44.67%	10.62%
Class B	1	42.03%	0.00%
Class C	3	48.08%	0.00%
Class I	3	56.18%	0.00%
Class I2	1	100.00%	0.00%
Class R6	3	96.97%	74.72%
Class T1	1	100.00%	100.00%
Advisor Class	2	100.00%	63.02%
Strategic High Income
Class A	3	49.62%	0.00%
Class C	4	55.49%	0.00%
Class I	1	64.57%	0.00%
Class I2	1	100.00%	100.00%
Class T1	1	100.00%	100.00%
Advisor Class	2	100.00%	66.61%

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Unconstrained Bond
Class I	2	92.89%	20.73%
Class I2	3	78.84%	78.84%
Advisor Class	1	100.00%	100.00%
US Growth
Class C	1	10.75%	0.00%
Class I	2	59.34%	0.00%
Class I2	3	83.06%	83.06%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%

10. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2017, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Bond	$35,662,405	$3,179,627	$36,568,078	$14,263,993
Capital Growth	116,322,651	—	139,485,908	—
Concentrated Growth	18,160,284	—	32,898,347	—
Dividend Focused	76,334,820	—	114,311,361	—
Dynamic Allocation	462,148	—	2,543,346	—
Dynamic Income	12,015,959	—	60,916,871	—
Emerging Markets Debt	818,853,099	—	897,431,136	—
Emerging Markets Equity	36,086,194	—	38,638,896	—
Event Driven	322,175,315	—	335,271,535	—
Flexible Income	66,770,295	13,919,826	78,226,879	11,287,943
Floating Rate	277,163,195	—	190,594,340	—
Global Equity	27,627,811	—	38,870,947	—
Global Long/Short Equity (A)	18,503,435	—	18,103,745	—
Growth	95,416,641	—	125,660,103	—
High Quality Bond	46,169,766	14,852,747	48,838,704	15,976,021
High Yield Bond	320,390,079	—	336,117,311	—
High Yield Muni	60,970,682	—	85,940,094	—
Inflation Opportunities	15,361,848	13,334,305	11,955,541	27,267,834
Inflation-Protected Securities	13,204,890	59,057,771	9,996,041	65,047,104
Intermediate Bond	128,590,104	71,239,180	154,713,589	109,795,247
Intermediate Muni	180,966,757	—	459,120,498	—
International Equity	625,003,384	—	512,361,969	—
International Small Cap Value	72,807,997	—	118,224,209	—
Large Core	66,103,545	—	74,528,671	—
Large Cap Value	1,303,054,703	—	1,347,526,050	—
Large Growth	111,711,625	—	141,365,173	—
Mid Cap Growth	40,765,637	—	43,228,700	—

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

10. PURCHASES AND SALES OF SECURITIES (continued)

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Mid Cap Value Opportunities	$500,551,873	$—	$374,379,141	$—
MLP & Energy Income	95,352,866	—	98,108,033	—
Multi-Cap Growth	33,783,937	—	43,110,864	—
Multi-Managed Balanced	240,621,093	36,898,230	147,898,617	18,827,640
Short-Term Bond	955,773,909	8,956,763	834,190,864	8,981,278
Small Cap Core	100,069,245	—	110,614,810	—
Small Cap Growth	29,142,477	—	25,486,560	—
Small Cap Value (B)	16,638,795	—	26,914,233	—
Small/Mid Cap Value	638,471,916	—	682,873,386	—
Strategic High Income	59,360,575	—	77,985,568	—
Unconstrained Bond	119,721,349	11,165,777	102,229,502	6,687,817
US Growth	180,678,248	—	237,120,443	—

(A)	Fund includes securities sold short.
(B)	Excludes reorganization-related rebalancing transactions. Please reference the Reorganization section of the Notes to Financial Statements for more information.

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

12. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15 (“ASU 2016-15”), “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force”. The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of the additional disclosure and its impact on the Funds’ financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18 (“ASU 2016-18”), “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force”. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of the additional disclosure and its impact on the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENT (continued)

In December 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-19 (“ASU 2016-19”), “Technical Corrections and Improvements”. The guidance includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

13. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s Class R4 underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statements of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
High Quality Bond	April 21, 2017	1.01-for-1	5,355,021	5,396,036	Decrease	Increase
Inflation-Protected Securities	April 21, 2017	0.97-for-1	6,242,382	6,069,179	Increase	Decrease
Intermediate Bond	March 24, 2017	1.06-for-1	29,646,707	31,285,459	Decrease	Increase
Large Core	March 10, 2017	0.81-for-1	1,376,796	1,117,293	Increase	Decrease
Large Growth	March 10, 2017	1.35-for-1	6,200,939	8,353,323	Decrease	Increase
Mid Cap Growth	March 10, 2017	0.84-for-1	1,574,918	1,327,363	Increase	Decrease
Small Cap Core	March 10, 2017	1.44-for-1	743,234	1,073,021	Decrease	Increase
Small Cap Value	April 21, 2017	2.16-for-1	258,654	559,003	Decrease	Increase

14. REORGANIZATION

Flexible Income: Following the close of business on December 4, 2015, Flexible Income acquired all of the net assets of Transamerica Income Shares, Inc. (“Income Shares, Inc.”) pursuant to a Plan of Reorganization. Flexible Income is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Flexible Income for shares of Income Shares, Inc. outstanding following the close of business on December 4, 2015. The cost basis of the investments received from Income Shares, Inc. was carried forward to align ongoing reporting of the Flexible Income’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shares issued to Income Shares, Inc. shareholders, along with the exchange ratio of the reorganization for Flexible Income, were as follows:

Income Shares, Inc. Shares	Flexible Income - Class I Shares	Dollar Amount	Exchange Ratio (A)
6,318,771	15,148,372	$ 138,269,792	2.40

(A)	Calculated by dividing the Flexible Income shares issuable by the Income Shares, Inc. shares outstanding on December 4, 2015.

The net assets of the Income Shares, Inc., including unrealized appreciation (depreciation), were combined with those of Flexible Income. These amounts were as follows:

Income Shares, Inc. Unrealized Appreciation (Depreciation)	Income Shares, Inc. Net Assets	Flexible Income Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 4,017,054	$ 138,269,792	$ 353,768,376	$ 492,038,168

Strategic High Income: Following the close of business on December 2, 2016, Strategic High Income acquired all of the net assets of Transamerica Income & Growth (“Income & Growth”) pursuant to a Plan of Reorganization. Strategic High Income is the accounting

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

14. REORGANIZATION (continued)

survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Strategic High Income for shares of Income & Growth outstanding following the close of business on December 2, 2016. The cost basis of the investments received from Income & Growth was carried forward to align ongoing reporting of the Strategic High Income’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shares issued to Income & Growth shareholders, along with the exchange ratio of the reorganization for Strategic High Income, were as follows:

Income & Growth Class	Income & Growth Shares	Strategic High Income Class	Strategic High Income Shares	Dollar Amount	Exchange Ratio (A)
Class A	3,262,639	Class A	2,855,808	$28,861,366	0.88
Class C	6,121,573	Class C	5,357,800	53,942,865	0.88
Class I	2,504,630	Class I	2,195,729	22,194,649	0.88
Class I2	1,094	Class I2	1,009	9,808	0.92

(A)	Calculated by dividing the Strategic High Income shares issuable by the Income & Growth shares outstanding on December 2, 2016.

The net assets of the Income & Growth, including unrealized appreciation (depreciation), were combined with those of Strategic High Income. These amounts were as follows:

Income & Growth Unrealized Appreciation (Depreciation)	Income & Growth Net Assets	Strategic High Income Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 9,762,493	$ 105,008,689	$ 48,773,640	$ 153,782,329

Assuming the reorganization had been completed on November 1, 2016, the beginning of the annual reporting period of Strategic High Income, the pro forma results of operations for the period ended April 30, 2017, were as follows:

Net investment income (loss)	$2,771,457
Net realized and change in unrealized gain (loss)	7,544,174
Net increase (decrease) in net assets resulting from operations	10,315,631

Because the combined investment funds have been managed as a single integrated fund since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Income & Growth that have been included in Strategic High Income’s Statement of Operations following the close of business on December 2, 2016.

Transamerica Partners: Following the close of business on the date listed in the subsequent table, the Target Funds reorganized into new or existing Destination Funds within the Trust. The reorganizations into existing Destination Funds were as follows:

Target Fund	Destination Fund	Reorganization Date
	High Yield Bond (A)	March 24, 2017
Transamerica Partners High Yield Bond	Class R
Transamerica Partners Institutional High Yield Bond	Class R4
Transamerica Partners High Yield Bond Portfolio	Class I3
	Intermediate Bond	March 24, 2017
Transamerica Partners Core Bond	Class R
Transamerica Partners Institutional Core Bond (A)	Class R4
Transamerica Partners Core Bond Portfolio	Class I3
	International Equity (A)	March 10, 2017
Transamerica Partners International Equity	Class R
Transamerica Partners Institutional International Equity	Class R4
Transamerica Partners International Equity Portfolio	Class I3
	Mid Cap Growth	March 10, 2017
Transamerica Partners Mid Growth	Class R
Transamerica Partners Institutional Mid Growth (A)	Class R4
Transamerica Partners Mid Growth Portfolio	Class I3

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

14. REORGANIZATION (continued)

Target Fund	Destination Fund	Reorganization Date
	Mid Cap Value Opportunities (A)	March 24, 2017
Transamerica Partners Mid Value	Class R
Transamerica Partners Institutional Mid Value	Class R4
Transamerica Partners Mid Value Portfolio	Class I3
	Small Cap Core	March 10, 2017
Transamerica Partners Small Core	Class R
Transamerica Partners Institutional Small Core (A)	Class R4
Transamerica Partners Small Core Portfolio	Class I3
	Small Cap Growth (A)	March 10, 2017
Transamerica Partners Small Growth	Class R
Transamerica Partners Institutional Small Growth	Class R4
Transamerica Partners Small Growth Portfolio	Class I3
	Small Cap Value	April 21, 2017
Transamerica Partners Small Value	Class R
Transamerica Partners Institutional Small Value (A)	Class R4
Transamerica Partners Small Value Portfolio	Class I3

The reorganizations into newly organized Destination Funds were as follows:

Target Fund	Destination Fund	Reorganization Date
	High Quality Bond	April 21, 2017
Transamerica Partners High Quality Bond	Class R
Transamerica Partners Institutional High Quality Bond (A)	Class R4
Transamerica Partners High Quality Bond Portfolio	Class I3
	Inflation-Protected Securities	April 21, 2017
Transamerica Partners Inflation-Protected Securities	Class R
Transamerica Partners Institutional Inflation-Protected Securities (A)	Class R4
Transamerica Partners Inflation-Protected Securities Portfolio	Class I3
	Large Core	March 10, 2017
Transamerica Partners Large Core	Class R
Transamerica Partners Institutional Large Core (A)	Class R4
Transamerica Partners Large Core Portfolio	Class I3
	Large Growth	March 10, 2017
Transamerica Partners Large Growth	Class R
Transamerica Partners Institutional Large Growth (A)	Class R4
Transamerica Partners Large Growth Portfolio	Class I3

(A)	Accounting Survivor. For financial reporting purposes, the Accounting Survivors’ operating history prior to the reorganization is reflected in the Destination Funds’ financial statements and financial highlights.

The Destination Funds acquired all of the net assets of the Target Funds pursuant to a Plan of Reorganization. The purpose of the transactions was to achieve a more cohesive, focused, and streamlined fund complex. The reorganizations were accomplished by the following exchanges of Target Fund shares for Destination Fund shares on the Reorganization Date. With the exception of the reorganizations involving the Series Portfolios, the reorganizations were tax-free. For financial statement purposes, assets received and shares issued of the Destination Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Destination Funds’ realized and unrealized gains and losses with amounts

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

14. REORGANIZATION (continued)

distributable to shareholders for tax purposes. Shares issued to Fund shareholders from the Destination Fund, along with the exchange ratio of the reorganization for the Destination Funds, were as follows:

Fund	Fund Shares	Destination Fund - Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Partners High Quality Bond	9,155,698	High Quality Bond – Class R	10,164,721	$101,647,214	1.11
Transamerica Partners Institutional High Quality Bond (B)	5,396,036	High Quality Bond – Class R4	5,396,036	53,960,356	1.00
Transamerica Partners High Quality Bond Portfolio	N/A	High Quality Bond – Class I3	18,089,119	180,891,191	N/A
		High Yield Bond (B)
Transamerica Partners High Yield Bond	14,174,481	High Yield Bond – Class R	13,223,534	122,337,520	0.93
Transamerica Partners Institutional High Yield Bond	40,826,152	High Yield Bond – Class R4	38,058,540	352,098,584	0.93
Transamerica Partners High Yield Bond Portfolio	N/A	High Yield Bond – Class I3	37,423,688	346,225,252	N/A
Transamerica Partners Inflation-Protected Securities	10,338,182	Inflation-Protected Securities – Class R	11,485,858	114,858,579	1.11
Transamerica Partners Institutional Inflation-Protected Securities (B)	6,069,179	Inflation-Protected Securities – Class R4	6,069,179	60,691,785	1.00
Transamerica Partners Inflation-Protected Securities Portfolio	N/A	Inflation-Protected Securities – Class I3	6,435,074	64,350,738	N/A
Transamerica Partners Core Bond	28,440,299	Intermediate Bond – Class R	36,303,963	365,849,559	1.28
Transamerica Partners Institutional Core Bond (B)	31,285,459	Intermediate Bond – Class R4	31,285,459	315,276,089	1.00
Transamerica Partners Core Bond Portfolio	N/A	Intermediate Bond – Class I3	44,438,308	447,822,600	N/A
Intermediate Bond – Class I2	195,080,630	Intermediate Bond – Class I2	195,080,630	1,965,902,863	1.00
		International Equity (B)
Transamerica Partners International Equity	13,385,727	International Equity – Class R	8,218,572	141,711,875	0.61
Transamerica Partners Institutional International Equity	6,071,150	International Equity – Class R4	2,371,470	40,890,816	0.39
Transamerica Partners International Equity Portfolio	N/A	International Equity – Class I3	11,005,711	189,770,376	N/A
Transamerica Partners Large Core	2,304,086	Large Core – Class R	8,065,740	80,657,396	3.50
Transamerica Partners Institutional Large Core (B)	1,117,293	Large Core – Class R4	1,117,293	11,172,929	1.00
Transamerica Partners Large Core Portfolio	N/A	Large Core – Class I3	20,290,247	202,902,469	N/A
Transamerica Partners Large Growth	8,911,458	Large Growth – Class R	24,908,589	249,085,885	2.80
Transamerica Partners Institutional Large Growth (B)	8,353,323	Large Growth – Class R4	8,353,323	83,533,232	1.00
Transamerica Partners Large Growth Portfolio	N/A	Large Growth – Class I3	52,386,514	523,865,143	N/A

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

14. REORGANIZATION (continued)

Target Fund	Target Fund Shares	Destination Fund - Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Partners Mid Growth	5,348,116	Mid Cap Growth – Class R	4,006,815	$53,042,698	0.75
Transamerica Partners Institutional Mid Growth (B)	1,327,363	Mid Cap Growth – Class R4	1,327,363	17,571,765	1.00
Transamerica Partners Mid Growth Portfolio	N/A	Mid Cap Growth – Class I3	2,676,644	35,433,677	N/A
Mid Cap Growth – Class A	600,232	Mid Cap Growth – Class A	600,232	7,872,924	1.00
Mid Cap Growth – Class C	92,065	Mid Cap Growth – Class C	92,065	1,181,785	1.00
Mid Cap Growth – Class I	35,727	Mid Cap Growth – Class I	35,727	471,916	1.00
Mid Cap Growth – Class I2	12,026,921	Mid Cap Growth – Class I2	12,026,921	159,214,123	1.00
Mid Cap Growth – Advisor Class	800	Mid Cap Growth – Advisor Class	800	10,563	1.00
		Mid Cap Value Opportunities (B)
Transamerica Partners Mid Value	6,179,993	Mid Cap Value Opportunities – Class R	11,148,053	132,969,517	1.80
Transamerica Partners Institutional Mid Value	25,879,655	Mid Cap Value Opportunities – Class R4	39,022,272	465,442,058	1.51
Transamerica Partners Mid Value Portfolio	N/A	Mid Cap Value Opportunities – Class I3	24,417,361	291,240,513	N/A
Transamerica Partners Small Core	2,186,015	Small Cap Core – Class R	5,959,897	67,963,093	2.73
Transamerica Partners Institutional Small Core (B)	1,073,021	Small Cap Core – Class R4	1,073,021	12,236,084	1.00
Transamerica Partners Small Core Portfolio	N/A	Small Cap Core – Class I3	14,387,627	164,067,863	N/A
Small Cap Core – Class A	262,942	Small Cap Core – Class A	262,942	2,987,994	1.00
Small Cap Core – Class C	68,530	Small Cap Core – Class C	68,530	770,505	1.00
Small Cap Core – Class I	144,152	Small Cap Core – Class I	144,152	1,643,572	1.00
Small Cap Core – Class I2	3,485,319	Small Cap Core – Class I2	3,485,319	39,744,526	1.00
Small Cap Core – Advisor Class	858	Small Cap Core – Advisor Class	858	9,800	1.00
		Small Cap Growth (B)
Transamerica Partners Small Growth	2,432,198	Small Cap Growth – Class R	6,349,735	40,910,118	2.61
Transamerica Partners Institutional Small Growth	598,843	Small Cap Growth – Class R4	1,727,879	11,132,383	2.89
Transamerica Partners Small Growth Portfolio	N/A	Small Cap Growth – Class I3	2,729,704	17,586,938	N/A
Transamerica Partners Small Value	2,090,157	Small Cap Value – Class R	3,192,339	35,584,048	1.53
Transamerica Partners Institutional Small Value (B)	559,003	Small Cap Value – Class R4	559,003	6,231,042	1.00
Transamerica Partners Small Value Portfolio	N/A	Small Cap Value – Class I3	1,539,952	17,165,386	N/A
Small Cap Value – Class A	225,399	Small Cap Value – Class A	225,399	2,495,036	1.00
Small Cap Value – Class C	74,769	Small Cap Value – Class C	74,769	824,598	1.00
Small Cap Value – Class I	57,440	Small Cap Value – Class I	57,440	639,862	1.00
Small Cap Value – Class I2	23,579,640	Small Cap Value – Class I2	23,579,640	262,835,266	1.00
Small Cap Value – Class R6	5,040	Small Cap Value – Class R6	5,040	56,472	1.00
Small Cap Value – Class T1	900	Small Cap Value – Class T1	900	9,968	1.00
Small Cap Value – Advisor Class	891	Small Cap Value – Advisor Class	891	9,995	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on Reorganization Date.
(B)	Accounting Survivor.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

14. REORGANIZATION (continued)

The net assets of the Target Funds, including unrealized appreciation (depreciation), were combined with those of the Destination Funds. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)		Target Fund Net Assets		Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Transamerica Partners High Quality Bond	$(1,640,859)		$101,647,214		High Quality Bond	$—	$336,498,761
Transamerica Partners Institutional High Quality Bond (A)	1,537,095		53,960,356
Transamerica Partners High Quality Bond Portfolio	N/A	(B)	180,891,191	(C)
Transamerica Partners High Yield Bond	722,132		122,337,520		High Yield Bond	1,229,016,797	2,049,678,153
Transamerica Partners Institutional High Yield Bond	2,520,307		352,098,584
Transamerica Partners High Yield Bond Portfolio	N/A	(B)	346,225,252	(C)
Transamerica Partners Inflation-Protected Securities	760,560		114,858,579		Inflation-Protected Securities	—	239,901,102
Transamerica Partners Institutional Inflation-Protected Securities (A)	590,545		60,691,785
Transamerica Partners Inflation-Protected Securities Portfolio	N/A	(B)	64,350,738	(C)
Transamerica Partners Core Bond	(3,594,976)		365,849,559		Intermediate Bond	1,965,902,863	3,094,851,111
Transamerica Partners Institutional Core Bond (A)	2,500,810		315,276,089
Transamerica Partners Core Bond Portfolio	N/A	(B)	447,822,600	(C)
Transamerica Partners International Equity	34,415,124		141,711,875		International Equity	3,907,371,528	4,279,744,595
Transamerica Partners Institutional International Equity	(43,060,842)		40,890,816
Transamerica Partners International Equity Portfolio	N/A	(B)	189,770,376	(C)
Transamerica Partners Large Core	(21,959,948)		80,657,396		Large Core	—	294,732,794
Transamerica Partners Institutional Large Core (A)	(19,873,951)		11,172,929
Transamerica Partners Large Core Portfolio	N/A	(B)	202,902,469	(C)
Transamerica Partners Large Growth	54,147,046		249,085,885		Large Growth	—	856,484,260
Transamerica Partners Institutional Large Growth (A)	(20,958,650)		83,533,232
Transamerica Partners Large Growth Portfolio	N/A	(B)	523,865,143	(C)
Transamerica Partners Mid Growth	1,814,612		53,042,698		Mid Cap Growth	168,751,311	274,799,451
Transamerica Partners Institutional Mid Growth (A)	(219,281)		17,571,765
Transamerica Partners Mid Growth Portfolio	N/A	(B)	35,433,677	(C)
Transamerica Partners Mid Value	37,947,317		132,969,517		Mid Cap Value Opportunities	894,568,475	1,784,220,563
Transamerica Partners Institutional Mid Value	61,036,958		465,442,058
Transamerica Partners Mid Value Portfolio	N/A	(B)	291,240,513	(C)
Transamerica Partners Small Core	(34,919,534)		67,963,093		Small Cap Core	45,156,397	289,423,437
Transamerica Partners Institutional Small Core (A)	(48,604,430)		12,236,084
Transamerica Partners Small Core Portfolio	N/A	(B)	164,067,863	(C)
Transamerica Partners Small Growth	1,384,718		40,910,118		Small Cap Growth	76,775,271	146,404,710
Transamerica Partners Institutional Small Growth	3,003,186		11,132,383
Transamerica Partners Small Growth Portfolio	N/A	(B)	17,586,938	(C)
Transamerica Partners Small Value	(4,139,367)		35,584,048		Small Cap Value	266,871,196	325,851,672
Transamerica Partners Institutional Small Value (A)	4,551,843		6,231,042
Transamerica Partners Small Value Portfolio	N/A	(B)	17,165,386	(C)

(A)	Accounting Survivor.
(B)	Taxable reorganization.
(C)	The net assets of the Series Portfolio exclude the feeder funds’ investments in the Series Portfolio.

Transamerica Funds	Semi-Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2017

(unaudited)

14. REORGANIZATION (continued)

Assuming the reorganization had been completed as of the beginning of the semi-annual reporting period of the Accounting Survivors, the pro forma results of operations for the period ended April 30, 2017 were as follows:

Destination Fund	Reporting Period Beginning Date	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
High Quality Bond	January 1, 2017	$1,483,357	$(416,946)	$1,066,411
High Yield Bond	November 1, 2016	58,589,229	41,173,372	99,762,601
Inflation-Protected Securities	January 1, 2017	1,384,689	(189,842)	1,194,847
Intermediate Bond	January 1, 2017	19,448,132	29,638,205	49,086,337
International Equity	November 1, 2016	37,577,678	352,179,422	389,757,100
Large Core	January 1, 2017	1,062,912	1,095,084	2,157,996
Large Growth	January 1, 2017	(278,347)	48,672,137	48,393,790
Mid Cap Growth	January 1, 2017	(315,343)	14,284,507	13,969,164
Mid Cap Value Opportunities	November 1, 2016	9,080,820	104,175,498	113,256,318
Small Cap Core	January 1, 2017	205,955	16,716,500	16,922,455
Small Cap Growth	November 1, 2016	(596,780)	17,024,003	16,427,223
Small Cap Value	January 1, 2017	(476,846)	8,405,918	7,929,072

Because the combined investment funds have been managed as single integrated funds since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of the Target Funds that have been included in the Destination Funds’ Statements of Operations.

15. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected in Reimbursement of custody fees within the Statements of Operations. This resulted in a decrease in Net expenses and an overall increase in Net assets.

16. SUBSEQUENT EVENTS

The Board approved the reorganization of Transamerica Partners Large Value, Transamerica Partners Institutional Large Value, and Transamerica Partners Large Value Portfolio (“Target Funds”) into a new Fund within the Trust, Transamerica Large Value Opportunities. The Target Funds would receive newly-issued Class R, Class R4 or Class I3 shares, as applicable, in the reorganization, which is scheduled to occur following the close of business on or about May 5, 2017.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2017

TRANSAMERICA INFLATION-PROTECTED SECURITIES

APPROVAL OF SUB-SUB-INVESTMENT ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on March 8 and 9, 2017, the Board considered the approval of BlackRock International Ltd. (“BIL”) as sub-sub-adviser for Transamerica Inflation-Protected Securities Fund (the “Inflation-Protected Fund”). Following their review and consideration, the Board Members determined that the terms of the proposed sub-sub-investment advisory agreement between BlackRock Financial Management, Inc. (“BRFM”) and BIL (the “BIL Sub-Sub-Advisory Agreement”) were reasonable and in the best interests of the Inflation-Protected Fund and its investors. The Board, including the Independent Board Members, unanimously approved the BIL Sub-Sub-Advisory Agreement for an initial two-year period.

To assist the Board Members in their consideration of the BIL Sub-Sub-Advisory Agreement, the Board Members requested and received from TAM, BRFM and BIL certain information in advance of their meeting. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed agreement. In addition, the Independent Board Members consulted with independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that BIL is an experienced and respected asset management firm that TAM believes has the capabilities, resources and personnel necessary to provide sub-sub-advisory services to the Inflation-Protected Fund based on an assessment of its organization and, investment talent;

(b)        the proposed responsibilities of BIL for the Inflation-Protected Fund and the sub-sub-advisory services expected to be provided by it;

(c)        the fact that the sub-sub-advisory fees payable to BIL would be paid by BRFM out of its sub-advisory fee and not by the Inflation-Protected Fund;

(d)        that TAM recommended to the Board Members that BIL be appointed as sub-sub-adviser to the Inflation-Protected Fund based on BRFM’s and TAM’s desire to engage an investment sub-sub-adviser with a proven track record; and

(e)        that TAM advised the Board Members that the appointment of BIL is not expected to result in any diminution in the nature, extent and quality of services provided to the Inflation-Protected Fund and its investors, including compliance services.

A discussion followed that included consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by BIL under the BIL Sub-Sub-Advisory Agreement, the Board Members considered, among other things, information provided by TAM, BRFM and BIL regarding the operations, facilities, organization and personnel of BIL, and the anticipated ability of BIL to perform its duties under the BIL Sub-Sub-Advisory Agreement. The Board Members considered that BIL is an experienced and respected asset management firm and that TAM believes that BIL has the capabilities, resources and personnel necessary to provide sub-sub-advisory services to the Inflation-Protected Fund based on the assessment of BIL’s organization and, investment talent.

Based on their review of the materials provided and the information they had received from TAM, BRFM and BIL, the Board Members determined that BIL can provide sub-sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Inflation-Protected Fund and that BIL’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Inflation-Protected Fund.

Investment Performance. The Board Members considered BIL’s investment management experience, capabilities and resources. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the services to be provided by BIL, the Board Members concluded that BIL is capable of generating a level of investment performance that is appropriate in light of the Inflation-Protected Fund’s current investment objective and principal investment strategy.

Sub-Sub-Advisory Fee, Cost of Services to be Provided. The Board Members considered the proposed sub-sub-advisory fee schedule under the BIL Sub-Sub-Advisory Agreement. The Board Members noted that the proposed sub-sub-advisory fee schedule payable to BIL by BRFM will be paid from BRFM’s sub-advisory fee and will not result in any changes to the Inflation-Protected Fund’s current fees or expenses.

Transamerica Funds	Semi-Annual Report 2017

TRANSAMERICA INFLATION-PROTECTED SECURITIES

APPROVAL OF SUB-SUB-INVESTMENT ADVISORY AGREEMENT (continued)

(unaudited)

Economies of Scale. In evaluating the extent to which the sub-sub-advisory fees payable under the BIL Sub-Sub-Advisory Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Board Members noted that the sub-sub-advisory fee schedule payable to BIL by BRFM will be paid from BRFM’s sub-advisory fee and will not have any direct impact on whether the Inflation-Protected Fund is currently realizing economies of scale or would be able to do so in the future. As such, the Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Inflation-Protected Fund to TAM, and the sub-advisory and sub-sub-advisory fees payable by TAM to BRFM and BIL, respectively, in light of any economies of scale experienced in the future.

Fall-Out Benefits. The Board Members considered incidental benefits expected to be derived by BIL from its relationship with the Inflation-Protected Fund. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with BIL, and that BIL may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the BIL Sub-Sub-Advisory Agreement was in the best interests of the Inflation-Protected Fund and its investors and unanimously approved the BIL Sub-Sub-Advisory Agreement.

Transamerica Funds	Semi-Annual Report 2017

TRANSAMERICA SMALL/MID CAP VALUE

APPROVAL OF SUB-INVESTMENT ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on September 15 and 16, 2016, the Board considered the termination of Systematic Financial Management, L.P. (“Systematic”) as sub-adviser to the mid cap value sleeve of Transamerica Small/Mid Cap Value (the “Fund”) and the approval of Thompson, Siegel & Walmsley, LLC (“TS&W”) as replacement sub-adviser to the mid cap value sleeve of the Fund. Following their review and consideration, the Board Members determined that the terms of the proposed sub-investment advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and TS&W, with respect to the Fund (the “TS&W Sub-Advisory Agreement”), were reasonable and that the termination of Systematic as sub-adviser to the mid cap value sleeve of the Fund and approval of the TS&W Sub-Advisory Agreement was in the best interests of the Fund and its investors. The Board, including the Independent Board Members, unanimously approved the TS&W Sub-Advisory Agreement for an initial two-year period and authorized TAM to amend the current sub-advisory agreement with Systematic to reflect the termination of Systematic as sub-adviser to the Fund’s mid cap value sleeve.

To assist the Board Members in their consideration of the TS&W Sub-Advisory Agreement, the Board Members requested and received from TAM and TS&W certain materials and information in advance of their meeting. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed agreement. In addition, the Independent Board Members consulted with independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that TS&W is an experienced and respected asset management firm that TAM believes has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on an assessment of TS&W’s organization, investment talent, experience managing other mid cap value funds and the services TS&W provides to other Transamerica mutual funds;

(b)        that TAM advised the Board Members that based on a comparison of the Fund’s composite performance against peer group medians and benchmark indexes throughout Systematic’s tenure as sub-adviser to the Fund, the Fund’s small cap value sleeve has performed comparably while the mid cap value sleeve has underperformed over the applicable 1-, 3-, and 5-year periods ended June 30, 2016;

(c)        that TAM advised the Board Members that TS&W’s Mid Cap Value composite has outperformed its peer group median and benchmark index over the applicable time periods;

(d)        that TAM recommended to the Board Members that TS&W be appointed to replace Systematic as sub-adviser to the Fund’s mid cap value sleeve based on the historical underperformance of the Fund’s mid cap value sleeve sub-advised by Systematic against peer group medians and benchmark indexes, the proven track record of TS&W’s Mid Cap Value composite, and the performance of the other mid cap funds in the Transamerica fund family that are sub-advised by TS&W;

(e)        that the management fee rate and total annual fund operating expenses paid by the Fund would decrease;

(f)        the fact that the sub-advisory fees payable to TS&W would be paid by TAM and not the Fund;

(g)        that TAM advised the Board Members that the average daily net assets of the Fund’s mid cap value sleeve will be aggregated with the assets of certain other Transamerica mutual funds sub-advised by TS&W for purposes of calculating the sub-advisory fees paid by TAM to TS&W, resulting in a lower effective sub-advisory fee rate than TAM currently pays to Systematic;

(h)        the proposed responsibilities of TS&W for the Fund and the sub-advisory services expected to be provided by it;

(i)        that TAM recommended to the Board Members that TS&W be appointed as sub-adviser to the Fund based on, among other things, TAM’s desire to engage an investment sub-adviser with a proven track record; and

(j)        that TAM advised the Board Members that the appointment of TS&W is not expected to result in any diminution in the nature, extent and quality of services provided to the Fund and its investors, including compliance services.

A discussion followed that included consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Transamerica Funds	Semi-Annual Report 2017

TRANSAMERICA SMALL/MID CAP VALUE

APPROVAL OF SUB-INVESTMENT ADVISORY AGREEMENT (continued)

(unaudited)

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by TS&W under the TS&W Sub-Advisory Agreement, the Board Members considered, among other things, information provided by TAM and TS&W regarding the operations, facilities, organization and personnel of TS&W, the anticipated ability of TS&W to perform its duties under the TS&W Sub-Advisory Agreement, and the anticipated changes to the current investment programs and other practices of the Fund. The Board Members considered the proposed change to the Fund’s principal investment strategies, with respect to the Fund’s mid cap value sleeve. The Board Members also considered the services to be provided by TAM for the portion of the management fee it would retain for the Fund. The Board Members considered that TAM had advised the Board Members that the appointment of TS&W is not expected to result in any diminution in the nature, extent and quality of services provided to the Fund and its investors, including compliance services. The Board Members considered that TS&W is an experienced and respected asset management firm and that TAM believes that TS&W has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on the assessment of TS&W’s organization, investment talent, experience managing other mid cap value sleeve funds, and the services TS&W provides to other Transamerica mutual funds.

Based on their review of the materials provided and the information they had received from TAM and TS&W, the Board Members determined that TS&W can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment programs for the Fund and that TS&W’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Fund.

Investment Performance. The Board Members considered TS&W’s past performance, investment management experience, capabilities and resources. The Board Members reviewed the performance of the Fund as compared to the Morningstar U.S. Open Ended Mid Cap Value Category median peer group ( the “Morningstar Peer Group”), and the Russell 2500 Value Index, the Fund’s current primary benchmark. The Board Members noted that the Fund has underperformed its Morningstar Peer Group and the Russell 2500 Value Index for 1-, 3- and 5-year periods as of June 30, 2016, driven primarily by the underperformance of the mid cap value sleeve.

The Board Members also reviewed the performance of the Systematic Mid Cap Value, TS&W Mid Cap Value and Systematic Small Cap Value Free Cash Flow composites against the eVestment US Mid Cap Value Equity and eVestment US Small Cap Value Equity median peer groups (each referred to as an “eVestment Peer Group”) and the Russell Mid Cap Value and Russell 2000 Value Indexes, the composites’ benchmarks. The Board Members noted that during the 1-, 3- and 5-year time periods as of June 30, 2016, the Fund’s small cap value sleeve outperformed its eVestment Peer Group and the Russell 2000 Value Index, driven primarily by strong selection. The Board Members also noted that, by comparison, the TS&W Mid Cap Value composite outperformed its eVestment Peer Group and the Russell Mid Cap Value Index for the same 1-, 3- and 5-year periods, driven by strong stock selection and favorable asset allocation across most sectors.

The Board Members further noted that TAM believes that the appointment of TS&W will benefit investors by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the TS&W Sub-Advisory Agreement would actually have on the future performance of the Fund. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of services to be provided by TS&W, the Board Members concluded that TS&W is capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed new principal investment strategies.

Sub-Advisory Fee, Cost of Services to be Provided and Profitability. The Board Members considered the proposed sub-advisory fee schedule under the TS&W Sub-Advisory Agreement. The Board Members noted that the proposed sub-advisory fee schedule payable by TAM to TS&W is lower than the current sub-advisory fee schedule for Systematic. The Board Members further noted that investors are expected to benefit from both a lower management fee schedule and lower overall expenses, which will better align the Fund’s fees and expenses with its peer group medians. The Board Members also considered that, although the proposed management fee rates payable by the Fund to TAM would remain above the median management fees for the peer groups determined by Lipper, Inc. and Morningstar Inc., the management fee rates would decrease at all asset levels. It was also noted that sub-advisory fee rates paid to Systematic for its management of the small cap value sleeve will remain the same. On the basis of these and other considerations, together with the other information they considered, the Board Members determined that the sub-advisory fees to be received by TS&W under the TS&W Sub-Advisory Agreement are reasonable in light of the sub-advisory services to be provided.

With respect to TS&W’s costs and profitability in providing sub-advisory services to the Fund, the Board Members noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and TS&W. As a result, the Board Members did not consider TS&W’s anticipated profitability as material to its decision to approve the TS&W Sub-Advisory Agreement. The Board also reviewed pro forma estimated profitability information by TAM. The Board Members considered that the proposed fee schedule, and the aggregation of the average daily net assets of the Fund’s mid cap value sleeve with the assets of certain other Transamerica mutual funds sub-advised by TS&W for purposes of calculating the sub-advisory fees paid by TAM to TS&W, would result in an increase in the net management fees retained by TAM.

Transamerica Funds	Semi-Annual Report 2017

TRANSAMERICA SMALL/MID CAP VALUE

APPROVAL OF SUB-INVESTMENT ADVISORY AGREEMENT (continued)

(unaudited)

Economies of Scale. In evaluating the extent to which the sub-advisory fees payable under the TS&W Sub-Advisory Agreement reflects economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the sub-advisory fee schedule and the existence of breakpoints in both the management and sub-advisory fee schedules. The Board Members also considered that TAM believes that the appointment of TS&W as sub-adviser has the potential to attract additional assets because of TS&W’s asset management capabilities. The Board Members concluded that, in the future, they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM, and sub-advisory fees payable by TAM to TS&W, in light of any economies of scale experienced in the future.

Fall-Out Benefits. The Board Members considered incidental benefits expected to be derived by TS&W from its relationship with the Fund. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with TS&W, and that TS&W may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the TS&W Sub-Advisory Agreement was in the best interests of the Fund and its investors and unanimously approved the TS&W Sub-Advisory Agreement.

Transamerica Funds	Semi-Annual Report 2017

APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 8 and 9, 2016, the Board reviewed and considered the proposed management agreement between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of each of the following new shell series of Transamerica Funds (each a “Fund” and collectively the “Funds”):

Transamerica High Quality Bond	Transamerica Large Core
Transamerica Inflation-Protected Securities	Transamerica Large Growth

For the Funds listed in the left column below, the Board also reviewed and considered the proposed investment sub-advisory agreements (each a “Sub-Advisory Agreement,” and collectively the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Fund	Sub-Adviser(s)
Transamerica High Quality Bond	Merganser Capital Management, LLC
Transamerica Inflation-Protected Securities	BlackRock Financial Management, Inc.
Transamerica Large Core	AJO, LP
Transamerica Large Growth	Jennison Associates LLC Wellington Management Company LLP

The Board considered that each Fund was established for the purpose of acquiring corresponding series of Transamerica Partners Portfolios, Transamerica Partners Funds Group, and Transamerica Partners Funds Group II (each such series a “Target Fund” and collectively the “Target Funds”), as set forth in the table below, in connection with TAM’s initiative to streamline the Transamerica mutual funds line-up.

Fund	Target Funds
Transamerica High Quality Bond	Transamerica Partners High Quality Bond Transamerica Partners Institutional High Quality Bond Transamerica Partners High Quality Bond Portfolio
Transamerica Inflation-Protected Securities	Transamerica Partners Inflation-Protected Securities Transamerica Partners Institutional Inflation-Protected Securities Transamerica Partners Inflation-Protected Securities Portfolio
Transamerica Large Core	Transamerica Partners Large Core Transamerica Partners Institutional Large Core Transamerica Partners Large Core Portfolio
Transamerica Large Growth	Transamerica Partners Large Growth Transamerica Partners Institutional Large Growth Transamerica Partners Large Growth Portfolio

Following its review and consideration, the Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the Management Agreement and each Sub-Advisory Agreement through June 30, 2017. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information that they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Target Funds.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed approval of each of the Agreements, the Trustees evaluated a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

The Board considered the nature, extent and quality of the services expected to be provided by TAM and each Sub-Adviser to the applicable Fund. The Trustees noted that the services available to shareholders of each Fund will be substantially similar to the services available to shareholders of the corresponding Target Funds. With respect to each Fund, the Board considered the investment approach for the Target Funds; the experience, capability, and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser.

Transamerica Funds	Semi-Annual Report 2017

APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Target Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2015. In conducting this review, the Trustees noted that the relevant analysis of expected investment performance for each Fund was best made at the level of the series of Transamerica Partners Funds Group and Transamerica Partners Funds Group II that invest in the applicable series of Transamerica Partners Portfolios (i.e., the Target Partners Fund and Target Partners Institutional Fund), since investors could not invest directly in series of Transamerica Partners Portfolios and that is the manner in which Lipper provided its comparative information.

Transamerica High Quality Bond. The Board noted that the performance of the Target Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Target Partners Institutional Fund was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Target Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Target Partners Institutional Fund was above its benchmark for the past 5- and 10-year periods and below its benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance and observed that the performance of the Target Funds had improved during 2016.

Transamerica Inflation-Protected Securities. The Board noted that the performance of the Target Partners Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods and that the performance of the Target Partners Institutional Fund was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of the Target Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Target Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on May 1, 2007 pursuant to its current investment objective and investment strategies.

Transamerica Large Core. The Board noted that the performance of the Target Partners Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period and that the performance of the Target Partners Institutional Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Target Partners Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods and that the performance of the Target Partners Institutional Fund was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced subadvising the Portfolio on September 16, 2009.

Transamerica Large Growth. The Board noted that the performance of the Target Partners Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period and that the performance of the Target Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Target Partners Fund was above its primary benchmark for the past 1-and 3-year periods and below its primary benchmark for the past 5- and 10-year periods and that the performance of the Target Partners Institutional Fund was above its primary benchmark for the past 1-and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that Jennison Associates LLC had commenced subadvising a portion of the Portfolio on September 16, 2009 and Wellington Management Company LLP (“Wellington”) had commenced subadvising a portion of the Portfolio on November 17, 2010. The Board also noted that Wellington had commenced subadvising its portion of the Portfolio using its current investment strategies on July 1, 2014.

On the basis of this information and the Trustees’ assessment of the nature, extent and quality of management services to be provided or procured by TAM and each Sub-Adviser, the Trustees concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of each Fund’s proposed investment objectives, policies and strategies.

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the proposed management fee and anticipated total expense ratio of each Fund, including information comparing the management fees and total expense ratios to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board also considered the fees to be charged by each Sub-Adviser for sub-advisory services as well as the portion of each Fund’s management fee to be retained by TAM following payment of the sub-advisory fee.

Transamerica High Quality Bond. The Board considered the proposed management fee and anticipated total expense ratios of the Fund, including information comparing the management fees and total expense ratios to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Trustees noted that the Fund’s proposed management fee was in line with the Morningstar and Lipper peer universe medians. The Board also noted that the Fund’s estimated total expenses were below the Morningstar and Lipper peer universe medians for Class R, Class R4 and Class I3 Shares.

Transamerica Funds	Semi-Annual Report 2017

APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Transamerica Inflation-Protected Securities. The Board considered the proposed management fee and anticipated total expense ratios of the Fund, including information comparing the management fees and total expense ratios to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Trustees noted that the Fund’s proposed management fee was below the Morningstar peer universe median and above the Lipper median. The Board also noted that the Fund’s estimated total expenses were below the Morningstar and Lipper peer universe medians for Class R and Class R4 Shares and in line with the Morningstar peer universe median and below the Lipper median for Class I3 Shares.

Transamerica Large Core. The Board considered the proposed management fee and anticipated total expense ratios of the Fund, including information comparing the management fees and total expense ratios to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Trustees noted that the Fund’s proposed management fee was above the Morningstar peer universe median and in line with the Lipper median. The Board also noted that the Fund’s estimated total expenses were below the Morningstar and Lipper peer universe medians for Class R and Class I3 Shares, and above the Morningstar median and below the Lipper median for Class R4 Shares.

Transamerica Large Growth. The Board considered the proposed management fee and anticipated total expense ratios of the Fund, including information comparing the management fees and total expense ratios to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Trustees noted that the Fund’s proposed management fee was below the Morningstar peer universe median and above the Lipper median. The Board also noted that the Fund’s estimated total expenses were below the Morningstar and Lipper peer universe medians for Class R and Class I3 Shares, and below the Morningstar median and above the Lipper median for Class R4 Shares.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management and each Sub-Advisory Agreement are reasonable in light of the services to be provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for Transamerica Funds as a whole, as well as the allocation methodology used for calculating profitability.

The Funds were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review, although the Board received estimates of such data following each reorganization. The Board also noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the applicable Fund.

Economies of Scale

In evaluating the extent to which the fees payable under the Management Agreement and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and each Sub-Adviser’s pricing schedules and the proposed management and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Funds. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for each Fund. They also noted that they will have the opportunity to periodically reexamine the appropriateness of the management fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Funds

The Board considered other benefits expected to be derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Funds. The Board noted that TAM would not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Funds. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Target Fund is recaptured for the benefit of the Target Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Target Fund’s brokerage transactions. The Board considered that these Sub-Advisers may continue to participate in the program on behalf of the applicable Funds.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is

Transamerica Funds	Semi-Annual Report 2017

APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS (continued)

consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM would continue to make a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the approval of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders and voted to approve the Agreements.

Transamerica Funds	Semi-Annual Report 2017

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2017

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2017

Transamerica Fund Services

PO Box 219945

Kansas City, MO 64121-9945

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer (Principal Executive Officer)
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer (Principal Executive Officer)
Date:	September 1, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer (Principal Financial Officer)
Date:	September 1, 2017

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer